UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                           Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

                           Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to September 30, 2019

Item 1. Reports to Shareholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)	A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.

Annual Report

September 30, 2019

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

AQR Large Cap Relaxed Constraint Equity Fund

AQR Small Cap Relaxed Constraint Equity Fund

AQR International Relaxed Constraint Equity Fund

AQR Emerging Relaxed Constraint Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all AQR Funds held in your account if you invest through a financial intermediary.

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2019, the Fund’s Class I returned -3.55% net while the Russell 1000® Total Return Index (the “Benchmark”) returned 3.87%. The Fund’s underperformance was driven primarily by stock selection within the consumer discretionary (-2.1%) and information technology (-1.3%) sectors, and was partially offset by positive performance within financials (0.1%).

Over the course of the period, the Fund’s largest active positions included sector overweights to health care (3.4%) and information technology (2.8%), while the portfolio was underweight real estate (-3.7%) and energy (-3.0%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR LARGE CAP MULTI-STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: QCELX	-3.55%	10.33%	7.43%	10.60%	3/26/2013

Fund - Class N: QCENX	-3.84%	10.03%	7.15%	10.33%	3/26/2013

Fund - Class R6: QCERX	-3.50%	10.43%	7.53%	7.26%	7/10/2014

Russell 1000® Total Return Index	3.87%	13.19%	10.62%	12.50%	3/26/2013

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.44%, 0.70% and 0.35%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2019, the Fund’s Class I returned -11.74% net while the Russell 2000® Total Return Index (the “Benchmark”) returned -8.89%. The Fund’s underperformance was driven primarily by stock selection within the consumer discretionary (-2.5%) and consumer staples (-1.4%) sectors, and was partially offset by positive performance within health care (2.5%) and industrials (0.6%).

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer discretionary (3.2%) and consumer staples (2.6%); the portfolio was underweight real estate (-4.7%) and energy (-1.7%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR SMALL CAP MULTI-STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: QSMLX	-11.74%	4.41%	5.51%	7.82%	3/26/2013

Fund - Class N: QSMNX	-11.94%	4.16%	5.26%	7.55%	3/26/2013

Fund - Class R6: QSERX	-11.66%	4.51%	5.61%	4.41%	7/10/2014

Russell 2000® Total Return Index	-8.89%	8.23%	8.19%	9.00%	3/26/2013

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.66%, 0.92% and 0.57%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2019, the Fund’s Class I returned -2.37% net while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned -0.95%. The Fund’s underperformance was driven primarily by stock selection within the materials (-1.6%) and utilities (-1.0%) sectors, and was partially offset by positive performance within consumer discretionary (1.1%) and health care (0.7%).

Over the course of the period, the Fund’s largest active positions included sector overweights to the health care (4.2%) and energy (1.9%) sectors; the portfolio was underweight financials (-3.4%) and industrials (-3.2%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR INTERNATIONAL MULTI-STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: QICLX	-2.37%	5.68%	1.81%	3.68%	3/26/2013

Fund - Class N: QICNX	-2.54%*	5.42%	1.54%	3.41%	3/26/2013

Fund - Class R6: QICRX	-2.19%*	5.78%	1.92%	1.05%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	-0.95%	6.49%	3.06%	4.53%	3/26/2013

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.64%, 0.89% and 0.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

AQR INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 09/30/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.
**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.

For the one year period ended September 30, 2019, the Fund’s Class I returned -4.57% net while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -2.02%. The Fund’s underperformance was driven primarily by stock selection within the industrials (-1.2%) and materials (-0.6%) sectors. The Fund’s performance was negatively impacted by positioning in 5 of the sectors, namely Materials (-0.8%) and Information Technology (-0.3%).

Over the course of the period, the Fund’s largest active included sector overweights to materials (4.9%) and industrials (4.1%); the portfolio was underweight financials (-2.9%) and consumer services (-2.3%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR EMERGING MULTI-STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: QEMLX	-4.57%	4.01%	0.87%	0.73%	5/13/2014

Fund - Class N: QEMNX	-4.91%*	3.76%	0.62%	0.48%	5/13/2014

Fund - Class R6: QECRX	-4.54%	4.08%	0.95%	-0.05%	7/10/2014

MSCI Daily TR Net Emerging Market Index**	-2.02%	5.97%	2.33%	2.11%	5/13/2014

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.87%, 1.12% and 0.77%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

AQR EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 09/30/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.
**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2019, the Fund’s Class I returned -3.17% net while the Russell 1000® Total Return Index (the “Benchmark”) returned 3.87%. The Fund’s underperformance was driven primarily by stock selection within the consumer discretionary (-1.8%) and information technology (-1.2%) sectors, and was partially offset by positive performance within financials (0.2%).

Over the course of the period, the Fund’s largest active positions included sector overweights to health care (3.6%) and financials (2.7%); the portfolio was underweight real estate (-3.6%) and energy (-3.2%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM LARGE CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception

Fund - Class I: QTLLX	-3.17%	10.81%	7.01%	2/11/2015

Fund - Class N: QTLNX	-3.34%	10.56%	6.73%	2/11/2015

Fund - Class R6: QTLRX	-3.06%	10.92%	7.11%	2/11/2015

Russell 1000® Total Return Index	3.87%	13.19%	10.14%	2/11/2015

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.48%, 0.74% and 0.39%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2019, the Fund’s Class I returned -12.76% net while the Russell 2000® Total Return Index (the “Benchmark”) returned -8.89%. The Fund’s underperformance was driven primarily by stock selection within the consumer discretionary (-2.4%) and consumer staples (-1.9%) sectors, and was partially offset by positive performance within health care (2.4%).

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer staples (3.1%) and consumer discretionary (3.0%); the portfolio was underweight real estate (-4.7%) and energy (-2.0%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM SMALL CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception

Fund - Class I: QSSLX	-12.76%	4.24%	3.54%	2/11/2015

Fund - Class N: QSSNX	-12.92%	4.03%	3.30%	2/11/2015

Fund - Class R6: QSSRX	-12.60%	4.40%	3.67%	2/11/2015

Russell 2000® Total Return Index	-8.89%	8.23%	6.74%	2/11/2015

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.07%, 1.32% and 0.97%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2019, the Fund’s Class I returned -2.30% net while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned -0.95%. The Fund’s underperformance was driven primarily by stock selection within the materials (-1.4%) and industrials (-0.9%) sectors, and was partially offset by positive performance within consumer discretionary (1.1%) and communication services (0.6%).

Over the course of the period, the Fund’s largest active positions included sector overweights to the health care (3.4%) and consumer discretionary (1.6%); the portfolio was underweight financials (-3.2%) and consumer staples (-2.1%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM INTERNATIONAL MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception

Fund - Class I: QIMLX	-2.30%	6.14%	2.92%	2/11/2015

Fund - Class N: QIMNX	-2.51%	5.89%	2.69%	2/11/2015

Fund - Class R6: QIMRX	-2.27%	6.26%	3.03%	2/11/2015

MSCI Daily TR Net World Ex USA Index**	-0.95%	6.49%	3.97%	2/11/2015

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.68%, 0.94% and 0.59%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2019, the Fund’s Class I returned -5.68% net while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -2.02%. The Fund’s underperformance was driven primarily by stock selection within the industrials (-1.0%) and materials (-0.6%) sectors, and was partially offset by positive performance within consumer discretionary (0.7%) and information technology (0.5%). The Fund’s performance was negatively impacted by positioning across 6 sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to materials (4.9%) and industrials (3.6%); the portfolio was underweight financials (-3.4%) and consumer services (-2.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM EMERGING MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception

Fund - Class I: QTELX	-5.68%	3.85%	0.93%	2/11/2015

Fund - Class N: QTENX	-5.92%	3.57%	0.66%	2/11/2015

Fund - Class R6: QTERX	-5.59%	3.96%	1.01%	2/11/2015

MSCI Daily TR Net Emerging Market Index**	-2.02%	5.97%	3.40%	2/11/2015

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.85%, 1.11% and 0.76%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

AQR TM EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the period ended September 30, 2019, the Fund’s Class I returned 1.38% net while the Russell 1000® Total Return Index (the “Benchmark”) returned 3.87%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-1.4%) and consumer discretionary (-0.6%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to the information technology (8.1%) and consumer discretionary (1.9%) sectors; the portfolio was underweight financials (-5.4%) and communication services (-4.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception

Fund - Class I: AMOMX	1.38%	13.50%	10.23%	13.18%	14.40%	7/9/2009

Fund - Class N: AMONX	1.14%	13.21%	9.96%	N/A	13.01%	12/17/2012

Fund - Class R6: QMORX	1.48%	13.61%	10.34%	N/A	9.86%	7/10/2014

Russell 1000® Total Return Index	3.87%	13.19%	10.62%	13.23%	15.03%	7/9/2009

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.40%, 0.65% and 0.30%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core bench mark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the period ended September 30, 2019, the AQR Fund’s Class I returned -10.90% net while the Russell 2000® Total Return Index (the “Benchmark”) returned -8.89%. The Fund’s underperformance was driven primarily by stock selection within the communication services (-0.3%) and health care (-0.3%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to the health care (5.5%) and consumer discretionary (2.7%) sectors; the portfolio was underweight financials (-8.4%) and materials (-1.7%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception

Fund - Class I: ASMOX	-10.90%	8.79%	7.50%	11.48%	13.14%	7/9/2009

Fund - Class N: ASMNX	-11.09%	8.54%	7.25%	N/A	10.50%	12/17/2012

Fund - Class R6: QSMRX	-10.80%	8.90%	7.60%	N/A	6.33%	7/10/2014

Russell 2000® Total Return Index	-8.89%	8.23%	8.19%	11.19%	13.50%	7/9/2009

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.63%, 0.85% and 0.53%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Momentum Style Fund (the “Fund”) invests in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core bench mark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the one year period ended September 30, 2019, the Fund’s Class I returned -3.26% net while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned -0.95%. The Fund’s underperformance was driven primarily by stock selection within the health care (-0.7%) and energy (-0.5%) sectors, but it was partially offset by positive performance in consumer discretionary (0.6%) and financials (0.3%).

Over the course of the period, the Fund’s largest active positions included sector overweights to health care (4.4%) and utilities (2.2%); the portfolio was underweight financials (-8.4%) and materials (-1.9%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception

Fund - Class I: AIMOX	-3.26%	4.98%	2.43%	4.43%	6.23%	7/9/2009

Fund - Class N: AIONX	-3.51%	4.71%	2.18%	N/A	3.94%	12/17/2012

Fund - Class R6: QIORX	-3.15%	5.08%	2.55%	N/A	1.67%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	-0.95%	6.49%	3.06%	4.78%	6.88%	7/9/2009

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.60%, 0.85% and 0.50%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the period ended September 30, 2019, the Fund’s Class I returned 0.08% net while the Russell 1000® Total Return Index (the “Benchmark”) returned 3.87%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-1.6%) and communication services (-1.0%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (5.3%) and consumer discretionary (2.6%); the portfolio was underweight financials (-5.3%) and energy (-3.1%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: ATMOX	0.08%	13.23%	9.82%	13.37%	1/27/2012

Fund - Class N: ATMNX	-0.21%	12.93%	9.57%	12.84%	12/17/2012

Fund - Class R6: QTMRX	0.15%	13.34%	9.92%	9.63%	7/10/2014

Russell 1000® Total Return Index	3.87%	13.19%	10.62%	13.44%	1/27/2012

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.45%, 0.70% and 0.35%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the period ended September 30, 2019, the Fund’s Class I returned -10.23% net while the Russell 2000® Total Return Index (the “Benchmark”) returned -8.89%. The Fund’s underperformance was driven primarily by stock selection within the financials (-0.5%) and communication services (-0.4%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to the health care (5.8%) and consumer discretionary (2.9%) sectors; the portfolio was underweight financials (-8.2%) and real estate (-1.5%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: ATSMX	-10.23%	8.86%	7.72%	10.84%	1/27/2012

Fund - Class N: ATSNX	-10.44%	8.59%	7.49%	10.43%	12/17/2012

Fund - Class R6: QTSRX	-10.14%	8.96%	7.83%	6.48%	7/10/2014

Russell 2000® Total Return Index	-8.89%	8.23%	8.19%	10.29%	1/27/2012

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.81%, 1.06% and 0.71%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the one year period ended September 30, 2019, the Fund’s Class I returned -2.58% net while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned -0.95%. The Fund’s underperformance was driven primarily by stock selection within the energy (-0.6%) and health care (-0.5%) sectors, but it was partially offset by positive performance in consumer discretionary (0.5%).

Over the course of the period, the Fund’s largest active positions within the stock selection strategy included sector overweights to health care (4.3%) and utilities (2.5%); the portfolio was underweight financials (-8.4%) and materials (-1.9%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: ATIMX	-2.58%	4.71%	2.24%	5.55%	1/27/2012

Fund - Class N: ATNNX	-2.89%	4.46%	2.03%	4.10%	12/17/2012

Fund - Class R6: QTIRX	-2.54%	4.81%	2.34%	1.41%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	-0.95%	6.49%	3.06%	5.74%	1/27/2012

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.70%, 0.95% and 0.60%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one year period ended September 30, 2019, the Fund’s Class I returned 9.59% net while the Russell 1000® Total Return Index (the “Benchmark”) returned 3.87%. The Fund’s outperformance was driven primarily by stock selection within the financials (1.1%) and consumer discretionary (0.7%) sectors.

Over the course of the period, the Fund’s largest active positions included sector overweights to utilities (9.1%) and consumer staples (7.0%); the portfolio was underweight in communication services (-5.7%) and information technology (-5.5%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR LARGE CAP DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: AUEIX	9.59%	15.53%	13.92%	14.99%	7/9/2012

Fund - Class N: AUENX	9.30%	15.21%	13.63%	14.70%	7/9/2012

Fund - Class R6: QUERX	9.72%	15.63%	14.02%	13.69%	9/2/2014

Russell 1000® Total Return Index	3.87%	13.19%	10.62%	13.81%	7/9/2012

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.39%, 0.65% and 0.30%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one year period ended September 30, 2019, the Fund’s Class I returned 0.18% net while the MSCI Daily TR Net World Ex USA Index (the “Benchmark”) returned -0.95%. The Fund’s outperformance was driven primarily by stock selection within the communication services (0.5%) and materials (0.4%) sectors, although negative performance in utilities (-0.6%) and industrials (-0.5%) detracted.

Over the course of the period, the Fund’s largest active positions included sector overweights to consumer staples (8.0%) and utilities (7.2%); the portfolio was underweight financials (-8.8%) and energy (-3.7%). Notable active positions also included a country overweight to Japan (7.4%) and Canada (3.3%) and an underweight to the United Kingdom (-5.0%) and Germany (-3.8%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR INTERNATIONAL DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: ANDIX	0.18%	4.77%	3.86%	6.21%	7/9/2012

Fund - Class N: ANDNX	-0.10%	4.50%	3.59%	5.93%	7/9/2012

Fund - Class R6: ANDRX	0.26%	4.88%	3.97%	2.86%	9/2/2014

MSCI Daily TR Net World Ex USA Index**	-0.95%	6.49%	3.06%	6.80%	7/9/2012

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.63%, 0.88% and 0.53%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR INTERNATIONAL DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

The AQR Emerging Defensive Style Fund (the “Fund”) pursues a defensive strategy in emerging markets, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/midcap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the one year period ended September 30, 2019, the Fund’s Class I returned -4.02% net while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -2.02%. The Fund’s underperformance was driven primarily by stock selection within the consumer staples (-1.6%) and financials (-1.1%) sectors, and was partially offset by positive performance within industrials (0.6%) and communication services (0.4%).

Over the course of the period, the AQR Fund’s largest active positions included sector overweights to consumer staples (14.0%) and utilities (6.5%); the portfolio was underweight information technology (-6.4%) and energy (-5.3%). Notable active positions also included a country overweight to Malaysia (5.9%) and Thailand (5.1%) and an underweight to China (-12.1%) and Russia (-3.1%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR EMERGING DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: AZEIX	-4.02%	2.83%	-0.77%	0.37%	7/9/2012

Fund - Class N: AZENX	-4.21%	2.60%	-0.99%	0.14%	7/9/2012

Fund - Class R6: AZERX	-3.83%	2.97%	-0.67%	-1.90%	9/2/2014

MSCI Daily TR Net Emerging Markets Index**	-2.02%	5.97%	2.33%	3.40%	7/9/2012

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.97%, 1.22% and 0.87%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

AQR EMERGING DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over-and under-weight countries and currencies relative to the benchmark.

For the one year period ended September 30, 2019, the Fund’s Class I returned -5.78% net while the MSCI Daily TR Net World Index (the “Benchmark”) returned 1.83%. The portfolio’s underperformance was driven primarily by stock selection (-6.4%) and country selection (-1.2%) but partially offset by currency selection (0.5%).

Specifically within the stock selection strategy, stock selection within industries (-6.4%) contributed most to negative performance, with the main drivers being within the industrials (-1.5%) and health care (-1.4%) sectors.

Over the course of the period, the Fund’s largest active positions within the stock selection strategy included overweights to the health care (5.0%) and information technology (4.7%) sectors; the portfolio was underweight financials (-5.1%) and communication services (-2.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception

Fund - Class I: AQGIX	-5.78%	6.98%	6.04%	8.54%	12/31/2009

Fund - Class N: AQGNX	-6.17%	6.69%	5.75%	8.24%	12/31/2009

Fund - Class R6: AQGRX	-5.67%	7.13%	6.19%	5.90%	1/8/2014

MSCI Daily TR Net World Index**	1.83%	10.21%	7.18%	8.80%	12/31/2009

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 12/31/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception

Fund - Class I: AQGIX	-5.78%	6.98%	6.04%	8.70%	5.37%	6/30/2006

Fund - Class N: AQGNX	-6.17%	6.69%	5.75%	8.39%	5.05%	6/30/2006

Fund - Class R6: AQGRX	-5.67%	7.13%	6.19%	N/A	5.90%	1/8/2014

MSCI Daily TR Net World Index**	1.83%	10.21%	7.18%	9.01%	6.00%	6/30/2006

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 6/30/2006

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over-and under-weight countries and currencies relative to the benchmark.

For the one year period ended September 30, 2019, the Fund’s Class I returned -6.86% net while the MSCI Daily TR Net EAFE Index (the “Benchmark”) returned -1.34%. The portfolio’s underperformance was driven primarily by stock selection (-3.7%) and country selection (-1.5%) but was partially offset by country and currency selection (0.3%).

Specifically within the stock selection strategy, stock selection within industries (-3.6%) contributed most to negative performance, with the main drivers being within the industrials (-1.9%) and materials (-0.5%) sectors.

Over the course of the period, the Fund’s largest active positions within the stock selection strategy included overweights to the health care (4.7%) and utilities (4.0%) sectors; the portfolio was underweight financials (-5.1%) and consumer staples (-3.3%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception

Fund - Class I: AQIIX	-6.86%	3.33%	2.81%	4.72%	4.75%	9/29/2009

Fund - Class N: AQINX	-7.03%	3.13%	2.59%	4.45%	4.48%	9/29/2009

Fund - Class R6: AQIRX	-6.80%	3.43%	2.92%	N/A	1.76%	1/8/2014

MSCI Daily TR Net EAFE Index**	-1.34%	6.48%	3.27%	4.90%	4.90%	9/29/2009

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.89%, 1.11% and 0.80%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 9/29/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception

Fund - Class I: AQIIX	-6.86%	3.33%	2.81%	4.72%	5.19%	7/31/2004

Fund - Class N: AQINX	-7.03%	3.13%	2.59%	4.45%	4.88%	7/31/2004

Fund - Class R6: AQIRX	-6.80%	3.43%	2.92%	N/A	1.76%	1/8/2014

MSCI Daily TR Net EAFE Index**	-1.34%	6.48%	3.27%	4.90%	5.44%	7/31/2004

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.89%, 1.11% and 0.80%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 7/31/2004

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Large Cap Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

For the one year period ended September 30, 2019, the Fund’s Class I returned -1.36% net while the Russell 1000® Total Return Index (the “Benchmark”) returned 3.87%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.2%) and consumer discretionary (-1.6%) sectors, but was partially offset by positive performance within energy (2.2%).

Over the course of the period, the Fund’s largest active positions included sector overweights to information technology (5.3%) and health care (4.5%), while the portfolio was underweight consumer staples (-4.1%) and energy (-2.4%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception

Fund - Class I: QLRIX	-1.36%	8.24%	12/14/2016

Fund - Class N: QLRNX	-1.50%	8.01%	12/14/2016

Fund - Class R6: QLRRX	-1.24%	8.34%	12/14/2016

Russell 1000® Total Return Index	3.87%	12.48%	12/14/2016

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.06%, 2.30% and 1.98%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND VS. RUSSELL 1000® TR INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Small Cap Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

For the one year period ended September 30, 2019, the Fund’s Class I returned -12.43% net while the Russell 2000® Total Return Index (the “Benchmark”) returned -8.89%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-4.3%), industrials (-2.7%) and consumer discretionary (-1.8%) sectors, and was partially offset by positive performance within energy (0.4%).

Over the course of the period, the Fund’s largest active positions included sector overweights to health care (5.4%) and information technology (4.3%); the portfolio was underweight financials (-4.9%) and real estate (-3.0%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception

Fund - Class I: QSRIX	-12.43%	-2.48%	12/14/2016

Fund - Class N: QSRNX	-12.64%	-2.72%	12/14/2016

Fund - Class R6: QSRRX	-12.42%	-2.41%	12/14/2016

Russell 2000® Total Return Index	-8.89%	5.68%	12/14/2016

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 5.30%, 5.59% and 5.28%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND VS. RUSSELL 2000® INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR International Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

For the one year period ended September 30, 2019, the Fund’s Class I returned -8.95% net while the MSCI EAFE Net Index (the “Benchmark”) returned -1.34%. The Fund’s underperformance was driven primarily by stock selection within the materials (-2.2%), industrials (-1.5%), and information technology (-1.1%) sectors, but was partially offset by positive performance within financials (1.0%).

Over the course of the period, the Fund‘s largest active positions included sector overweights to the health care (6.6%) and utilities (3.3%) sectors; the portfolio was underweight financials (-6.2%) and consumer discretionary (-4.5%). Notable active positions also included a country overweights to Finland (0.7%), and an underweights to Japan (-1.1%) and Spain (-0.8%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception

Fund - Class I: QIRIX	-8.95%	4.19%	12/14/2016

Fund - Class N: QIRRX	-9.05%	3.98%	12/14/2016

Fund - Class R6: QIRRX	-8.83%	4.29%	12/14/2016

MSCI Daily TR Net EAFE Index**	-1.34%	6.98%	12/14/2016

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.12%, 2.38% and 2.16%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND VS. MSCI EAFE INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Emerging Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

For the period ended September 30, 2019, the Fund’s Class I returned -11.89% net while the MSCI Daily TR Net Emerging Markets Index (the “Benchmark”) returned -2.02%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-3.0%) and financials (-2.7%), and communication (-1.4%) sectors. The Fund’s performance was negatively impacted by positioning in 9 of 11 sectors.

Over the course of the period, the Fund’s largest active included sector overweights to energy (3.6%) and materials (3.2%); the portfolio was underweight financials (-5.9%) and consumer discretionary (-3.6%).

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	1 Year	Since Inception	Date of Inception

Fund - Class I: QERIX	-11.89%	3.59%	12/14/2016

Fund - Class N: QERNX	-12.12%*	3.32%	12/14/2016

Fund - Class R6: QERRX	-11.88%	3.64%	12/14/2016

MSCI Daily TR Net Emerging Market Index**	-2.02%	7.70%	12/14/2016

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.61%, 1.85% and 1.53%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

Shareholder Letter (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND VS. MSCI EMERGING MARKETS INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 09/30/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.
**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.0%

Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	5,650	$730,941
Huntington Ingalls Industries, Inc.	43,345	9,180,038
Northrop Grumman Corp.	7,791	2,919,989
Raytheon Co.	15,048	2,952,267
Spirit AeroSystems Holdings, Inc., Class A	92,089	7,573,399
Teledyne Technologies, Inc. *	21,163	6,814,274
Textron, Inc.	10,224	500,567

		30,671,475

Airlines - 1.9%
Delta Air Lines, Inc.	189,102	10,892,275
JetBlue Airways Corp. *	270,685	4,533,974
United Airlines Holdings, Inc. *	142,130	12,565,713

		27,991,962

Banks - 4.2%
Bank of America Corp.	85,278	2,487,559
Citigroup, Inc.	49,149	3,395,213
Citizens Financial Group, Inc.	99,097	3,505,061
Fifth Third Bancorp	29,591	810,202
First Citizens BancShares, Inc., Class A	2,571	1,212,355
JPMorgan Chase & Co.	202,338	23,813,159
Popular, Inc.	140,458	7,595,969
SunTrust Banks, Inc.	25,711	1,768,917
US Bancorp	48,133	2,663,680
Wells Fargo & Co.	278,603	14,052,735

		61,304,850

Beverages - 0.5%
Monster Beverage Corp. *	14,924	866,487
PepsiCo, Inc.	48,785	6,688,424

		7,554,911

Biotechnology - 3.0%
AbbVie, Inc.	9,563	724,111
Alexion Pharmaceuticals, Inc. *	33,221	3,253,665
Amgen, Inc.	27,122	5,248,378
Biogen, Inc. *	76,296	17,763,235
Celgene Corp. *	33,773	3,353,659
Exelixis, Inc. *	714,818	12,641,556
Incyte Corp. *	12,688	941,830

		43,926,434

Capital Markets - 1.7%
Ameriprise Financial, Inc.	91,004	13,386,688
CME Group, Inc.	37,606	7,947,652
Evercore, Inc., Class A	5,579	446,878
LPL Financial Holdings, Inc.	33,902	2,776,574

		24,557,792

Chemicals - 0.1%
Dow, Inc. (a)	43,053	2,051,475

Commercial Services & Supplies - 1.2%
Cintas Corp.	4,797	1,286,076
KAR Auction Services, Inc. (a)	117,931	2,895,206
Waste Management, Inc.	108,604	12,489,460

		16,670,742

INVESTMENTS	SHARES	VALUE
Communications Equipment - 2.1%
Ciena Corp. *	35,121	$1,377,797
Cisco Systems, Inc.	505,620	24,982,684
F5 Networks, Inc. *	22,687	3,185,709

		29,546,190

Consumer Finance - 0.7%
Capital One Financial Corp.	9,156	833,013
Credit Acceptance Corp. *	6,587	3,038,649
OneMain Holdings, Inc.	14,028	514,547
Santander Consumer USA Holdings, Inc.	20,697	527,980
Synchrony Financial	155,496	5,300,859

		10,215,048

Distributors - 0.1%
LKQ Corp. *	30,523	959,948

Diversified Consumer Services - 1.1%
Graham Holdings Co., Class B	6,894	4,573,824
Grand Canyon Education, Inc. *	20,212	1,984,819
H&R Block, Inc.	153,357	3,622,292
Service Corp. International	9,619	459,884
ServiceMaster Global Holdings, Inc. *	84,843	4,742,724

		15,383,543

Diversified Financial Services - 1.7%
AXA Equitable Holdings, Inc.	169,058	3,746,325
Berkshire Hathaway, Inc., Class B *	101,606	21,136,080

		24,882,405

Diversified Telecommunication Services - 0.0% (b)
Verizon Communications, Inc.	9,642	581,991

Electric Utilities - 2.2%
American Electric Power Co., Inc.	11,160	1,045,580
Exelon Corp.	427,699	20,662,139
Pinnacle West Capital Corp.	105,564	10,247,098

		31,954,817

Electrical Equipment - 0.3%
Eaton Corp. plc	59,110	4,914,996

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc. *	33,652	2,509,766
Avnet, Inc.	24,940	1,109,456
CDW Corp.	73,616	9,072,436
Jabil, Inc.	76,691	2,743,237
Zebra Technologies Corp., Class A *	37,469	7,732,477

		23,167,372

Entertainment - 0.9%
Electronic Arts, Inc. *(a)	39,461	3,860,075
Viacom, Inc., Class B	29,280	703,598
Walt Disney Co. (The)	58,693	7,648,872

		12,212,545

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	2,865	461,723
Costco Wholesale Corp.	10,409	2,998,937
Kroger Co. (The)	186,974	4,820,190

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 1.0% (continued)
Walmart, Inc.	56,227	$6,673,020

		14,953,870

Food Products - 2.3%
Archer-Daniels-Midland Co.	146,593	6,020,574
Bunge Ltd.	56,821	3,217,205
General Mills, Inc.	64,908	3,577,729
Pilgrim’s Pride Corp. *	133,502	4,278,072
Tyson Foods, Inc., Class A	187,806	16,177,609

		33,271,189

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	82,953	6,940,677
Align Technology, Inc. *	14,635	2,647,764
Baxter International, Inc.	72,617	6,351,809
Danaher Corp.	133,849	19,331,811
Edwards Lifesciences Corp. *	2,626	577,484
Medtronic plc	88,396	9,601,574

		45,451,119

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	31,536	2,596,359
Anthem, Inc.	39,726	9,538,213
Cardinal Health, Inc.	142,095	6,705,463
Centene Corp. *	26,082	1,128,307
Henry Schein, Inc. *	7,867	499,555
McKesson Corp.	60,581	8,278,999
MEDNAX, Inc. *	152,458	3,448,600
Molina Healthcare, Inc. *	45,094	4,947,714
UnitedHealth Group, Inc.	7,470	1,623,380
Universal Health Services, Inc., Class B	49,204	7,319,095

		46,085,685

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	41,783	1,826,335
Darden Restaurants, Inc.	105,950	12,525,409
Norwegian Cruise Line Holdings Ltd. *	209,039	10,821,949
Starbucks Corp.	79,366	7,017,542

		32,191,235

Household Durables - 1.1%
PulteGroup, Inc.	303,491	11,092,596
Roku, Inc. *(a)	25,111	2,555,296
Toll Brothers, Inc.	62,687	2,573,301

		16,221,193

Household Products - 2.4%
Clorox Co. (The)	18,133	2,753,859
Procter & Gamble Co. (The)	258,386	32,138,050

		34,891,909

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	45,975	1,228,912

Insurance - 9.0%
Aflac, Inc.	177,962	9,310,972
Allstate Corp. (The)	183,802	19,975,601
American Financial Group, Inc.	32,791	3,536,509
Arch Capital Group Ltd. *	122,722	5,151,870
Assurant, Inc.	18,243	2,295,334

INVESTMENTS	SHARES	VALUE

Insurance - 9.0% (continued)
Assured Guaranty Ltd.	154,457	$6,867,158
Athene Holding Ltd., Class A *	204,083	8,583,731
Brighthouse Financial, Inc. *	128,825	5,213,548
CNA Financial Corp.	19,946	982,340
Erie Indemnity Co., Class A	4,271	792,911
Everest Re Group Ltd.	49,295	13,116,907
First American Financial Corp.	120,875	7,132,834
Hartford Financial Services Group, Inc. (The)	40,574	2,459,190
MetLife, Inc.	112,153	5,289,135
Old Republic International Corp.	190,405	4,487,846
Progressive Corp. (The)	143,971	11,121,760
Reinsurance Group of America, Inc.	54,703	8,745,916
Travelers Cos., Inc. (The)	101,413	15,079,099

		130,142,661

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A *	25,676	31,353,991
Alphabet, Inc., Class C *	15,827	19,293,113
Facebook, Inc., Class A *	167,414	29,813,085
Match Group, Inc. (a)	15,735	1,124,108
TripAdvisor, Inc. *	136,884	5,294,673
Twitter, Inc. *	246,715	10,164,658

		97,043,628

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	12,423	21,565,210

IT Services - 4.7%
Accenture plc, Class A	16,917	3,253,985
Akamai Technologies, Inc. *	171,733	15,692,962
Alliance Data Systems Corp.	5,437	696,643
Booz Allen Hamilton Holding Corp.	84,209	5,980,523
Broadridge Financial Solutions, Inc.	6,811	847,493
CACI International, Inc., Class A *	11,676	2,700,192
Cognizant Technology Solutions Corp., Class A	116,672	7,031,238
DXC Technology Co.	30,700	905,650
EPAM Systems, Inc. *	11,991	2,186,199
Euronet Worldwide, Inc. *	6,521	954,022
International Business Machines Corp.	56,425	8,205,323
Leidos Holdings, Inc.	28,042	2,408,247
PayPal Holdings, Inc. *	36,137	3,743,432
VeriSign, Inc. *	23,064	4,350,562
Visa, Inc., Class A	48,109	8,275,229

		67,231,700

Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc. *	68,986	9,131,677
IQVIA Holdings, Inc. *	20,647	3,084,249
PRA Health Sciences, Inc. *	19,669	1,951,755
Thermo Fisher Scientific, Inc.	63,565	18,514,577

		32,682,258

Machinery - 1.1%
AGCO Corp. (a)	25,110	1,900,827
Allison Transmission Holdings, Inc.	72,855	3,427,828
Cummins, Inc.	19,425	3,159,865

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 1.1% (continued)
Oshkosh Corp.	104,439	$7,916,476

		16,404,996

Media - 1.8%
AMC Networks, Inc., Class A *	130,207	6,400,976
Comcast Corp., Class A	213,635	9,630,666
Discovery, Inc., Class A *(a)	76,902	2,047,900
Nexstar Media Group, Inc., Class A	8,048	823,391
Omnicom Group, Inc.	6,337	496,187
Sinclair Broadcast Group, Inc., Class A	155,678	6,653,678

		26,052,798

Multiline Retail - 0.5%
Kohl’s Corp. (a)	95,671	4,751,022
Macy’s, Inc. (a)	36,075	560,605
Target Corp.	17,227	1,841,739

		7,153,366

Multi-Utilities - 2.0%
Ameren Corp.	210,073	16,816,344
Consolidated Edison, Inc.	53,597	5,063,308
DTE Energy Co.	19,956	2,653,350
Public Service Enterprise Group, Inc.	62,100	3,855,168

		28,388,170

Oil, Gas & Consumable Fuels - 0.4%
HollyFrontier Corp.	81,032	4,346,556
Pioneer Natural Resources Co.	10,426	1,311,278

		5,657,834

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	16,214	3,225,776
Nu Skin Enterprises, Inc., Class A	10,808	459,664

		3,685,440

Pharmaceuticals - 4.4%
Allergan plc	17,701	2,978,901
Bristol-Myers Squibb Co.	75,070	3,806,800
Eli Lilly & Co.	34,757	3,886,875
Horizon Therapeutics plc *	123,906	3,373,960
Jazz Pharmaceuticals plc *	9,347	1,197,725
Johnson & Johnson	122,504	15,849,568
Merck & Co., Inc.	191,236	16,098,246
Mylan NV *	378,784	7,492,348
Pfizer, Inc.	241,888	8,691,036

		63,375,459

Professional Services - 0.7%
ManpowerGroup, Inc.	30,023	2,529,138
Robert Half International, Inc.	144,737	8,056,061

		10,585,199

Road & Rail - 0.1%
AMERCO	1,585	618,213

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	93,626	4,671,937
Intel Corp.	367,682	18,946,653
Lam Research Corp.	57,073	13,190,141
Micron Technology, Inc. *	409,316	17,539,191

INVESTMENTS	SHARES	VALUE

Semiconductors & Semiconductor Equipment - 5.2% (continued)
ON Semiconductor Corp. *	277,047	$5,322,073
Qorvo, Inc. *	37,902	2,810,054
Skyworks Solutions, Inc.	18,098	1,434,267
Teradyne, Inc.	62,497	3,619,201
Texas Instruments, Inc.	22,177	2,866,156
Xilinx, Inc.	54,376	5,214,658

		75,614,331

Software - 8.8%
Adobe, Inc. *	39,735	10,976,794
Cadence Design Systems, Inc. *	137,875	9,110,780
Fortinet, Inc. *	99,751	7,656,887
Manhattan Associates, Inc. *	44,535	3,592,638
Microsoft Corp.	500,038	69,520,283
Oracle Corp.	223,198	12,282,586
Paycom Software, Inc. *	22,510	4,715,620
Trade Desk, Inc. (The), Class A *	11,504	2,157,575
VMware, Inc., Class A	43,333	6,502,550

		126,515,713

Specialty Retail - 2.7%
Advance Auto Parts, Inc. (a)	12,436	2,056,914
AutoNation, Inc. *	25,435	1,289,554
Dick’s Sporting Goods, Inc.	21,981	897,045
Foot Locker, Inc.	240,548	10,382,052
Ross Stores, Inc.	8,883	975,798
TJX Cos., Inc. (The)	139,015	7,748,696
Ulta Beauty, Inc. *	9,371	2,348,841
Urban Outfitters, Inc. *	138,569	3,892,403
Williams-Sonoma, Inc.	145,772	9,909,581

		39,500,884

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	170,536	38,194,948
Xerox Holdings Corp.	124,188	3,714,463

		41,909,411

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co. (a)	15,250	1,477,573
Lululemon Athletica, Inc. *	13,031	2,508,858
NIKE, Inc., Class B	5,145	483,218
Skechers U.S.A., Inc., Class A *	165,979	6,199,316

		10,668,965

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	549,214	6,909,112
New York Community Bancorp, Inc.	60,953	764,960

		7,674,072

Tobacco - 0.8%
Altria Group, Inc.	127,125	5,199,413
Philip Morris International, Inc.	80,942	6,145,926

		11,345,339

Trading Companies & Distributors - 0.1%
Air Lease Corp.	23,005	962,069

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	14,016	553,212

TOTAL COMMON STOCKS (Cost $1,134,454,063)		1,418,174,536

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $26,526,392)	26,527,532	$26,530,185

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (c)(d)	1,269,566	1,269,566
Limited Purpose Cash Investment Fund
2.01% (c)(d)	9,110,387	9,111,298

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,379,953)		10,380,864

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $1,171,360,408)		1,455,085,585

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (e)		(8,033,049)

NET ASSETS - 100.0%		$1,447,052,536

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$135,890,962	9.4%
Consumer Discretionary	143,644,344	9.9
Consumer Staples	105,702,658	7.3
Energy	5,657,834	0.4
Financials	258,776,829	17.9
Health Care	231,520,954	16.0
Industrials	109,372,864	7.6
Information Technology	363,984,718	25.1
Materials	2,051,475	0.1
Utilities	61,571,898	4.3
Short-Term Investments	26,530,185	1.9
Securities Lending Collateral	10,380,864	0.7

Total Investments In Securities At Value	1,455,085,585	100.6
Liabilities in Excess of Other Assets (e)	(8,033,049)	(0.6)

Net Assets	$1,447,052,536	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $10,042,722.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	95	12/2019	USD	$14,147,875	$(102,358)

					$(102,358)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,325,408	$1,325,408

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.1%

Aerospace & Defense - 2.4%
AAR Corp.	7,851	$323,540
Aerojet Rocketdyne Holdings, Inc. *(a)	34,005	1,717,593
Astronics Corp. *	85,796	2,520,687
Axon Enterprise, Inc. *(a)	10,666	605,616
Ducommun, Inc. *	7,005	297,012
Mercury Systems, Inc. *	37,613	3,053,047
Moog, Inc., Class A (a)	21,470	1,741,646
National Presto Industries, Inc. (a)	7,871	701,227
Vectrus, Inc. *	51,665	2,100,182
Wesco Aircraft Holdings, Inc. *	26,342	290,025

		13,350,575

Air Freight & Logistics - 0.1%
Hub Group, Inc., Class A *	6,851	318,572

Airlines - 0.6%
Allegiant Travel Co.	5,157	771,797
Hawaiian Holdings, Inc.	18,265	479,639
SkyWest, Inc.	18,911	1,085,491
Spirit Airlines, Inc. *(a)	22,895	831,088

		3,168,015

Auto Components - 0.7%
Dana, Inc.	180,191	2,601,958
LCI Industries	13,318	1,223,258
Stoneridge, Inc. *	9,601	297,343

		4,122,559

Automobiles - 0.1%
Winnebago Industries, Inc. (a)	21,124	810,105

Banks - 6.2%
1st Source Corp.	11,573	529,233
Ameris Bancorp	15,164	610,199
BancFirst Corp.	7,570	419,529
Bancorp, Inc. (The) *	68,694	680,071
Bank of NT Butterfield & Son Ltd. (The)	24,758	733,827
Brookline Bancorp, Inc.	19,117	281,593
Cathay General Bancorp (a)	80,018	2,779,425
City Holding Co.	2,849	217,236
Enterprise Financial Services Corp.	7,269	296,212
First Bancorp/PR	253,687	2,531,796
First Busey Corp.	8,773	221,782
First Interstate BancSystem, Inc., Class A	51,419	2,069,101
First Merchants Corp.	42,429	1,596,815
First Midwest Bancorp, Inc.	13,483	262,649
Flushing Financial Corp.	13,783	278,486
Fulton Financial Corp.	94,641	1,531,291
Great Southern Bancorp, Inc.	18,354	1,045,260
Great Western Bancorp, Inc. (a)	83,676	2,761,308
Hancock Whitney Corp.	47,973	1,837,126
Heartland Financial USA, Inc.	16,109	720,717
Hope Bancorp, Inc.	32,394	464,530
IBERIABANK Corp.	5,228	394,923
Independent Bank Corp.	3,460	258,289
International Bancshares Corp.	72,775	2,810,571
LegacyTexas Financial Group, Inc.	13,859	603,282
Midland States Bancorp, Inc.	9,609	250,315

INVESTMENTS	SHARES	VALUE

Banks - 6.2% (continued)
NBT Bancorp, Inc.	27,750	$1,015,373
OFG Bancorp	144,931	3,173,989
Old National Bancorp (a)	10,958	188,532
Park National Corp.	2,795	264,994
Preferred Bank	6,179	323,656
Renasant Corp.	8,581	300,421
S&T Bancorp, Inc.	5,602	204,641
Sandy Spring Bancorp, Inc.	7,575	255,353
ServisFirst Bancshares, Inc.	8,289	274,780
Simmons First National Corp., Class A	17,911	445,984
Stock Yards Bancorp, Inc.	6,968	255,656
TriCo Bancshares	6,437	233,663
Trustmark Corp.	20,811	709,863
United Bankshares, Inc.	4,216	159,660
WesBanco, Inc.	10,629	397,206

		34,389,337

Beverages - 0.1%
National Beverage Corp. (a)	6,168	273,613

Biotechnology - 7.2%
ACADIA Pharmaceuticals, Inc. *(a)	30,025	1,080,600
Affimed NV (Germany) *(a)	140,662	413,546
Amicus Therapeutics, Inc. *	61,340	491,947
Anika Therapeutics, Inc. *	23,704	1,301,113
Arena Pharmaceuticals, Inc. *	15,804	723,349
Arrowhead Pharmaceuticals, Inc. *(a)	97,467	2,746,620
BioSpecifics Technologies Corp. *	33,461	1,790,833
CareDx, Inc. *	71,144	1,608,566
Denali Therapeutics, Inc. *(a)	38,071	583,248
Eagle Pharmaceuticals, Inc. *(a)	38,716	2,190,164
Emergent BioSolutions, Inc. *	50,797	2,655,667
Enanta Pharmaceuticals, Inc. *(a)	39,897	2,397,012
Genomic Health, Inc. *	14,389	975,862
Halozyme Therapeutics, Inc. *	44,786	694,631
Insmed, Inc. *(a)	27,807	490,515
Intercept Pharmaceuticals, Inc. *	6,817	452,376
Invitae Corp. *(a)	89,330	1,721,389
Ligand Pharmaceuticals, Inc. *(a)	16,854	1,677,647
Myriad Genetics, Inc. *(a)	78,418	2,245,107
Natera, Inc. *	19,498	639,534
PDL BioPharma, Inc. *	516,814	1,116,318
Portola Pharmaceuticals, Inc. *(a)	18,850	505,557
PTC Therapeutics, Inc. *	6,425	217,294
REGENXBIO, Inc. *	4,213	149,983
Repligen Corp. *	68,199	5,230,181
Spark Therapeutics, Inc. *	9,940	963,981
Veracyte, Inc. *	84,534	2,028,816
Vericel Corp. *(a)	104,063	1,575,514
Voyager Therapeutics, Inc. *	19,690	338,865
Xencor, Inc. *(a)	28,569	963,632

		39,969,867

Building Products - 1.9%
American Woodmark Corp. *	3,837	341,148
Builders FirstSource, Inc. *	278,966	5,739,725
Patrick Industries, Inc. *	50,419	2,161,967
Universal Forest Products, Inc.	60,139	2,398,343

		10,641,183

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 1.0%
Artisan Partners Asset Management, Inc., Class A	10,279	$290,279
Blucora, Inc. *	16,620	359,657
Cohen & Steers, Inc.	9,076	498,544
Cowen, Inc., Class A *(a)	12,625	194,299
INTL. FCStone, Inc. *	5,079	208,543
Stifel Financial Corp.	13,802	791,959
Waddell & Reed Financial, Inc., Class A	184,182	3,164,247

		5,507,528

Chemicals - 0.4%
Stepan Co.	20,816	2,020,401

Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	56,795	2,062,794
ACCO Brands Corp.	74,355	733,884
Advanced Disposal Services, Inc. *	21,788	709,635
Brady Corp., Class A	10,889	577,661
Deluxe Corp.	7,109	349,478
Ennis, Inc.	66,693	1,347,866
Herman Miller, Inc.	42,255	1,947,533
HNI Corp.	15,615	554,333
Kimball International, Inc., Class B	52,460	1,012,478
Knoll, Inc.	40,535	1,027,562
McGrath RentCorp	6,297	438,208
Steelcase, Inc., Class A	170,719	3,141,230
UniFirst Corp.	3,702	722,334
Viad Corp.	4,124	276,927

		14,901,923

Communications Equipment - 0.4%
Acacia Communications, Inc. *	5,650	369,510
Comtech Telecommunications Corp.	31,633	1,028,073
Lumentum Holdings, Inc. *	3,033	162,447
NETGEAR, Inc. *	12,811	412,770

		1,972,800

Construction & Engineering - 2.3%
Arcosa, Inc.	4,832	165,303
Comfort Systems USA, Inc. (a)	8,748	386,924
EMCOR Group, Inc.	48,749	4,198,264
Great Lakes Dredge & Dock Corp. *	241,258	2,521,146
MasTec, Inc. *	51,657	3,354,089
MYR Group, Inc. *	41,264	1,291,151
Sterling Construction Co., Inc. *	25,657	337,389
Tutor Perini Corp. *(a)	42,475	608,667

		12,862,933

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	30,932	686,690
US Concrete, Inc. *	5,720	316,202

		1,002,892

Consumer Finance - 0.1%
Nelnet, Inc., Class A	10,933	695,339

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	575,437

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. *	43,877	$1,671,275
American Public Education, Inc. *	59,565	1,330,682
Career Education Corp. *(a)	17,579	279,330
K12, Inc. *	125,276	3,307,287
Laureate Education, Inc., Class A *	26,984	447,260
Regis Corp. *	10,683	216,010

		7,251,844

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	9,855	270,717

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	14,570	850,451
Bandwidth, Inc., Class A *(a)	18,087	1,177,645
Frontier Communications Corp. *(a)	101,962	88,401
Iridium Communications, Inc. *	76,110	1,619,621
Vonage Holdings Corp. *	40,604	458,825

		4,194,943

Electric Utilities - 2.2%
ALLETE, Inc.	22,515	1,968,036
El Paso Electric Co.	16,772	1,125,066
Genie Energy Ltd., Class B (a)	83,639	623,947
Portland General Electric Co.	149,323	8,417,337

		12,134,386

Electrical Equipment - 2.4%
American Superconductor Corp. *(a)	94,290	739,233
Atkore International Group, Inc. *	125,429	3,806,770
Encore Wire Corp.	32,103	1,806,757
EnerSys (a)	19,225	1,267,696
Generac Holdings, Inc. *(a)	49,532	3,880,337
Sunrun, Inc. *(a)	70,377	1,175,648
Vicor Corp. *	10,007	295,407

		12,971,848

Electronic Equipment, Instruments & Components - 3.3%
AVX Corp.	22,976	349,235
Belden, Inc.	4,561	243,284
Coda Octopus Group, Inc. *(a)	59,701	490,145
CTS Corp.	9,383	303,634
ePlus, Inc. *	14,105	1,073,249
Fabrinet (Thailand) *	33,773	1,766,328
II-VI, Inc. *(a)	7,979	280,941
Insight Enterprises, Inc. *	78,883	4,392,994
KEMET Corp.	141,653	2,575,252
PC Connection, Inc.	24,955	970,749
Sanmina Corp. *	9,667	310,407
Tech Data Corp. *	39,194	4,085,583
Vishay Intertechnology, Inc.	83,847	1,419,530

		18,261,331

Energy Equipment & Services - 0.2%
ProPetro Holding Corp. *	89,963	817,764

Entertainment - 0.1%
Marcus Corp. (The)	12,090	447,451

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 3.2%
Braemar Hotels & Resorts, Inc.	41,280	$387,619
CoreCivic, Inc.	38,644	667,768
DiamondRock Hospitality Co.	100,045	1,025,461
EastGroup Properties, Inc.	4,452	556,589
First Industrial Realty Trust, Inc.	52,249	2,066,971
GEO Group, Inc. (The)	52,351	907,766
Kite Realty Group Trust	12,957	209,256
Lexington Realty Trust	124,181	1,272,855
LTC Properties, Inc.	4,682	239,812
Mack-Cali Realty Corp.	27,244	590,105
National Health Investors, Inc.	3,290	271,063
Park Hotels & Resorts, Inc.	8,219	205,229
Piedmont Office Realty Trust, Inc., Class A	46,069	961,921
PS Business Parks, Inc.	8,690	1,581,146
RLJ Lodging Trust	144,699	2,458,436
RPT Realty	16,686	226,095
Saul Centers, Inc.	3,134	170,834
Sunstone Hotel Investors, Inc.	121,780	1,673,257
Universal Health Realty Income Trust	6,622	680,742
Xenia Hotels & Resorts, Inc.	68,859	1,454,302

		17,607,227

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc. *	38,993	1,008,749
Ingles Markets, Inc., Class A	40,748	1,583,467
Weis Markets, Inc.	9,674	368,967

		2,961,183

Food Products - 0.4%
John B Sanfilippo & Son, Inc.	19,030	1,838,298
Lancaster Colony Corp. (a)	2,050	284,233

		2,122,531

Gas Utilities - 0.4%
New Jersey Resources Corp.	14,194	641,853
ONE Gas, Inc. (a)	6,300	605,493
Southwest Gas Holdings, Inc.	12,414	1,130,170

		2,377,516

Health Care Equipment & Supplies - 3.0%
Conformis, Inc. *	139,802	260,032
CONMED Corp.	3,076	295,757
Globus Medical, Inc., Class A *(a)	46,444	2,374,217
Haemonetics Corp. *	25,458	3,211,272
Integer Holdings Corp. *	41,652	3,147,225
IntriCon Corp. *(a)	42,468	825,578
Lantheus Holdings, Inc. *	86,688	2,172,835
LeMaitre Vascular, Inc.	8,505	290,701
Neogen Corp. *	2,837	193,228
Novocure Ltd. *(a)	6,430	480,835
Quidel Corp. *	30,129	1,848,414
Tandem Diabetes Care, Inc. *(a)	28,029	1,653,151

		16,753,245

Health Care Providers & Services - 4.3%
Addus HomeCare Corp. *	8,830	700,042
Amedisys, Inc. *	40,775	5,341,933
AMN Healthcare Services, Inc. *	33,413	1,923,252
BioTelemetry, Inc. *	19,771	805,273

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 4.3% (continued)
CorVel Corp. *	28,708	$2,173,196
Ensign Group, Inc. (The)	78,032	3,701,058
HealthEquity, Inc. *	23,902	1,365,880
Joint Corp. (The) *(a)	15,064	280,341
LHC Group, Inc. *	2,548	289,351
Magellan Health, Inc. *	22,277	1,383,402
National HealthCare Corp.	3,839	314,222
National Research Corp.	4,155	239,951
Patterson Cos., Inc.	136,901	2,439,576
RadNet, Inc. *	35,718	512,910
Select Medical Holdings Corp. *	43,668	723,579
Tenet Healthcare Corp. *	51,327	1,135,353
Triple-S Management Corp., Class B *	13,663	183,084

		23,512,403

Health Care Technology - 1.6%
HMS Holdings Corp. *	138,412	4,770,370
NextGen Healthcare, Inc. *	34,062	533,751
Omnicell, Inc. *	44,911	3,245,718
Teladoc Health, Inc. *(a)	6,698	453,589

		9,003,428

Hotels, Restaurants & Leisure - 1.1%
BBX Capital Corp.	45,016	210,225
BJ’s Restaurants, Inc.	14,644	568,773
Brinker International, Inc. (a)	46,980	2,004,637
Cheesecake Factory, Inc. (The)	16,462	686,136
Cracker Barrel Old Country Store, Inc. (a)	1,847	300,414
Dave & Buster’s Entertainment, Inc.	8,368	325,934
Eldorado Resorts, Inc. *(a)	18,780	748,758
Ruth’s Hospitality Group, Inc.	50,342	1,027,732
Twin River Worldwide Holdings, Inc. (a)	6,969	159,102

		6,031,711

Household Durables - 2.3%
Beazer Homes USA, Inc. *	19,436	289,596
Hooker Furniture Corp.	12,638	270,959
Installed Building Products, Inc. *	8,835	506,599
La-Z-Boy, Inc.	63,659	2,138,306
M/I Homes, Inc. *	23,937	901,228
MDC Holdings, Inc. (a)	27,726	1,194,990
Meritage Homes Corp. *	43,886	3,087,380
Taylor Morrison Home Corp. *	83,066	2,154,732
TopBuild Corp. *	2,657	256,214
Turtle Beach Corp. *(a)	116,334	1,357,618
Universal Electronics, Inc. *	4,193	213,424
William Lyon Homes, Class A *	27,874	567,515

		12,938,561

Household Products - 0.1%
WD-40 Co.	2,726	500,330

Insurance - 5.1%
American Equity Investment Life Holding Co.	92,176	2,230,659
eHealth, Inc. *	42,350	2,828,556
Employers Holdings, Inc.	89,000	3,878,620
FBL Financial Group, Inc., Class A	4,313	256,667
Genworth Financial, Inc., Class A *	141,430	622,292

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

Insurance - 5.1% (continued)
Goosehead Insurance, Inc., Class A (a)	10,480	$517,188
Health Insurance Innovations, Inc., Class A *(a)	114,106	2,844,663
Heritage Insurance Holdings, Inc.	40,918	611,724
Kinsale Capital Group, Inc.	8,928	922,352
National General Holdings Corp.	68,995	1,588,265
National Western Life Group, Inc., Class A	6,404	1,718,641
Selective Insurance Group, Inc.	68,248	5,131,567
Universal Insurance Holdings, Inc.	161,292	4,837,147

		27,988,341

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A *	34,691	513,253

IT Services - 3.1%
Cardtronics plc, Class A *	109,426	3,309,042
CSG Systems International, Inc.	9,537	492,872
EVERTEC, Inc. (a)	90,046	2,811,236
Hackett Group, Inc. (The)	31,485	518,243
KBR, Inc. (a)	80,175	1,967,495
MAXIMUS, Inc.	22,401	1,730,701
NIC, Inc. (a)	35,843	740,158
Paysign, Inc. *(a)	23,620	238,562
Perficient, Inc. *(a)	12,894	497,451
Perspecta, Inc.	48,628	1,270,163
Sykes Enterprises, Inc. *	72,637	2,225,598
TTEC Holdings, Inc.	7,701	368,724
Unisys Corp. *	131,419	976,443

		17,146,688

Leisure Products - 0.5%
Acushnet Holdings Corp.	34,311	905,810
Johnson Outdoors, Inc., Class A	14,271	835,710
MasterCraft Boat Holdings, Inc. *	58,528	873,530
Sturm Ruger & Co., Inc. (a)	5,613	234,399

		2,849,449

Life Sciences Tools & Services - 2.6%
Cambrex Corp. *(a)	6,035	359,083
Medpace Holdings, Inc. *	85,157	7,156,594
NanoString Technologies, Inc. *	29,956	646,750
NeoGenomics, Inc. *	111,517	2,132,205
Syneos Health, Inc. *	72,427	3,853,841

		14,148,473

Machinery - 1.8%
Columbus McKinnon Corp.	28,997	1,056,361
Commercial Vehicle Group, Inc. *	164,011	1,182,519
Greenbrier Cos., Inc. (The)	8,895	267,917
Harsco Corp. *	24,476	464,065
John Bean Technologies Corp.	2,462	244,797
Kennametal, Inc.	31,610	971,691
Meritor, Inc. *	216,097	3,997,795
Mueller Industries, Inc.	28,010	803,327
Rexnord Corp. *(a)	9,580	259,139
Wabash National Corp.	28,769	417,438

		9,665,049

Media - 1.2%
Entravision Communications Corp., Class A	201,037	639,298

INVESTMENTS	SHARES	VALUE
Media - 1.2% (continued)
Fluent, Inc. *(a)	217,161	$593,935
Gannett Co., Inc. (a)	34,356	368,984
Gray Television, Inc. *(a)	84,231	1,374,650
MSG Networks, Inc., Class A *	37,815	613,359
Scholastic Corp.	19,299	728,730
TEGNA, Inc.	159,208	2,472,500

		6,791,456

Metals & Mining - 1.6%
Carpenter Technology Corp.	5,333	275,503
Cleveland-Cliffs, Inc.	190,843	1,377,886
Commercial Metals Co.	19,715	342,647
Schnitzer Steel Industries, Inc., Class A	40,111	828,693
Warrior Met Coal, Inc.	299,514	5,846,513
Worthington Industries, Inc.	9,634	347,306

		9,018,548

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,251,188
Blackstone Mortgage Trust, Inc., Class A	33,505	1,201,154
Invesco Mortgage Capital, Inc.	35,664	546,016
Redwood Trust, Inc.	27,164	445,761

		3,444,119

Multi-Utilities - 1.2%
Avista Corp. (a)	21,623	1,047,418
Black Hills Corp.	22,378	1,717,064
NorthWestern Corp.	53,868	4,042,793

		6,807,275

Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. *	395,581	200,757
Arch Coal, Inc., Class A	16,625	1,233,575
CONSOL Energy, Inc. *	57,316	895,849
CVR Energy, Inc.	4,889	215,263
Delek US Holdings, Inc.	84,757	3,076,679
World Fuel Services Corp.	16,440	656,614

		6,278,737

Paper & Forest Products - 0.1%
Verso Corp., Class A *	58,633	725,877

Personal Products - 0.9%
Inter Parfums, Inc.	14,347	1,003,860
Medifast, Inc.	20,124	2,085,450
Natural Health Trends Corp.	4,194	29,694
USANA Health Sciences, Inc. *	27,037	1,849,060

		4,968,064

Pharmaceuticals - 0.6%
Assertio Therapeutics, Inc. *	137,420	175,898
Corcept Therapeutics, Inc. *(a)	95,604	1,351,362
Innoviva, Inc. *	22,124	233,187
Lannett Co., Inc. *(a)	129,800	1,453,760
Supernus Pharmaceuticals, Inc. *	8,814	242,209

		3,456,416

Professional Services - 4.5%
Barrett Business Services, Inc.	22,866	2,030,958
BG Staffing, Inc.	14,084	269,145

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 4.5% (continued)
CBIZ, Inc. *	17,515	$411,603
FTI Consulting, Inc. *	63,101	6,688,075
Heidrick & Struggles International, Inc.	48,098	1,313,075
ICF International, Inc.	17,752	1,499,511
Insperity, Inc.	40,306	3,974,978
Kelly Services, Inc., Class A	76,869	1,861,767
Kforce, Inc.	110,340	4,174,714
Resources Connection, Inc.	13,854	235,380
TrueBlue, Inc. *	103,636	2,186,720

		24,645,926

Real Estate Management & Development - 0.0% (b)
RMR Group, Inc. (The), Class A	5,570	253,324

Road & Rail - 0.6%
ArcBest Corp.	105,549	3,213,967
Covenant Transportation Group, Inc., Class A *	18,139	298,205

		3,512,172

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. *	298,482	2,716,186
Cabot Microelectronics Corp.	19,458	2,747,664
Cirrus Logic, Inc. *	29,168	1,562,821
Diodes, Inc. *	50,360	2,021,954
Enphase Energy, Inc. *(a)	57,500	1,278,225
FormFactor, Inc. *	45,444	847,303
Ichor Holdings Ltd. *	57,555	1,391,680
Lattice Semiconductor Corp. *	71,982	1,316,191
Nanometrics, Inc. *	21,861	713,106
Photronics, Inc. *	206,746	2,249,397
Rudolph Technologies, Inc. *	19,853	523,325
Semtech Corp. *	5,953	289,375
SMART Global Holdings, Inc. *	70,716	1,801,844
Xperi Corp.	77,704	1,606,919

		21,065,990

Software - 3.4%
ACI Worldwide, Inc. *	33,536	1,050,515
Alarm.com Holdings, Inc. *	17,042	794,839
Appfolio, Inc., Class A *(a)	8,893	846,080
Avaya Holdings Corp. *	85,880	878,552
Digital Turbine, Inc. *(a)	111,809	720,609
eGain Corp. *	34,759	278,246
Five9, Inc. *	3,023	162,456
Intelligent Systems Corp. *(a)	35,232	1,463,537
j2 Global, Inc.	43,647	3,964,021
Mitek Systems, Inc. *	41,392	399,433
Progress Software Corp.	40,965	1,559,128
Qualys, Inc. *	34,413	2,600,590
SecureWorks Corp., Class A *	58,579	757,427
SPS Commerce, Inc. *	16,764	789,082
Verint Systems, Inc. *	44,080	1,885,742
Zix Corp. *	58,535	423,793

		18,574,050

Specialty Retail - 1.9%
Aaron’s, Inc.	8,589	551,929
American Eagle Outfitters, Inc.	50,667	821,819

INVESTMENTS	SHARES	VALUE
Specialty Retail - 1.9% (continued)
Asbury Automotive Group, Inc. *(a)	4,318	$441,861
Cato Corp. (The), Class A	49,412	870,145
Citi Trends, Inc.	35,053	641,470
Genesco, Inc. *	30,849	1,234,577
Haverty Furniture Cos., Inc.	12,627	255,949
Office Depot, Inc.	664,479	1,166,161
Shoe Carnival, Inc.	76,246	2,471,133
Zumiez, Inc. *	67,529	2,138,981

		10,594,025

Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *	154,377	955,594
Diebold Nixdorf, Inc. *	38,048	426,138
Stratasys Ltd. *(a)	8,903	189,678

		1,571,410

Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. *	30,453	4,487,554
Fossil Group, Inc. *(a)	27,489	343,887
Movado Group, Inc.	29,686	737,994
Oxford Industries, Inc.	14,704	1,054,277
Rocky Brands, Inc.	22,530	748,672
Steven Madden Ltd.	71,558	2,561,061
Vera Bradley, Inc. *	135,653	1,370,095

		11,303,540

Thrifts & Mortgage Finance - 4.6%
Axos Financial, Inc. *(a)	45,309	1,252,794
Dime Community Bancshares, Inc.	10,169	217,718
Essent Group Ltd.	123,947	5,908,553
First Defiance Financial Corp.	34,485	998,858
Flagstar Bancorp, Inc.	23,782	888,258
HomeStreet, Inc. *	7,009	191,486
NMI Holdings, Inc., Class A *	36,533	959,357
PennyMac Financial Services, Inc. *(a)	37,497	1,139,159
Radian Group, Inc.	353,940	8,083,990
United Financial Bancorp, Inc.	16,318	222,414
Walker & Dunlop, Inc.	74,057	4,142,008
Washington Federal, Inc.	30,754	1,137,590

		25,142,185

Tobacco - 0.6%
Pyxus International, Inc. *(a)	14,552	190,340
Turning Point Brands, Inc. (a)	39,198	903,906
Universal Corp.	36,722	2,012,733

		3,106,979

Trading Companies & Distributors - 1.5%
BMC Stock Holdings, Inc. *	105,206	2,754,293
CAI International, Inc. *	70,013	1,524,183
GMS, Inc. *	65,511	1,881,476
Rush Enterprises, Inc., Class A	15,001	578,738
Textainer Group Holdings Ltd. (China) *	23,369	231,587
Triton International Ltd.	43,944	1,487,065

		8,457,342

Water Utilities - 0.1%
Middlesex Water Co.	7,224	469,271

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	68,907	$2,189,175

TOTAL COMMON STOCKS (Cost $488,637,381)		541,428,632

PREFERRED STOCKS - 0.0% (b)

Diversified Telecommunication Services - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $24,899)	2,727	71,529

SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1.7%
Limited Purpose Cash Investment Fund, 2.01% (d)
(Cost $9,265,787)	9,267,922	9,268,848

SECURITIES LENDING COLLATERAL - 5.4%

Investment Companies - 5.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (d)(e)	3,675,556	3,675,556
Limited Purpose Cash Investment Fund
2.01% (d)(e)	26,375,751	26,378,388

TOTAL SECURITIES LENDING COLLATERAL (Cost $30,051,306)		30,053,944

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 105.2% (Cost $527,979,373)		580,822,953

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)% (f)		(28,666,360)

NET ASSETS - 100.0%		$552,156,593

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$13,694,554	2.5%
Consumer Discretionary	56,990,486	10.3
Consumer Staples	13,932,698	2.5
Energy	7,096,500	1.3
Financials	97,437,567	17.7
Health Care	106,843,832	19.4
Industrials	114,495,537	20.7
Information Technology	78,592,269	14.2
Materials	12,767,718	2.3
Real Estate	17,860,551	3.2
Utilities	21,788,449	4.0
Short-Term Investments	9,268,848	1.7
Securities Lending Collateral	30,053,944	5.4

Total Investments In Securities At Value	580,822,953	105.2
Liabilities in Excess of Other Assets (f)	(28,666,360)	(5.2)

Net Assets	$552,156,593	100.0%

All securities are United States companies, unless noted otherwise inparentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $29,121,070.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	58	12/2019	USD	$4,422,500	$(177,230)

					$(177,230)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$690,167	$690,167

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Australia - 7.1%
Aurizon Holdings Ltd.	19,483	$77,666
BHP Group Ltd.	55,060	1,360,563
BHP Group plc	65,701	1,403,327
BlueScope Steel Ltd.	395,821	3,215,009
Brambles Ltd.	10,382	79,952
CIMIC Group Ltd.	6,434	136,710
CSL Ltd.	9,219	1,457,633
Dexus, REIT	104,929	845,176
Flight Centre Travel Group Ltd.	29,103	934,769
Fortescue Metals Group Ltd.	422,137	2,512,650
Goodman Group, REIT	41,832	400,407
GPT Group (The), REIT	196,673	817,846
Newcrest Mining Ltd.	13,771	317,775
Rio Tinto Ltd.	10,260	642,634
Rio Tinto plc	32,252	1,676,543
Scentre Group, REIT	235,569	624,976
South32 Ltd.	846,355	1,492,709
Telstra Corp. Ltd.	594,333	1,408,845

		19,405,190

Belgium - 0.8%
Ageas	37,958	2,104,207
Anheuser-Busch InBev SA/NV	827	78,713

		2,182,920

Canada - 7.7%
Alimentation Couche-Tard, Inc., Class B (1)	14,954	458,265
Bank of Montreal (1)	2,424	178,536
Bank of Nova Scotia (The) (1)	3,135	178,065
Canadian Imperial Bank of Commerce (1)	14,509	1,197,101
Canadian National Railway Co. (1)	19,979	1,793,940
Canadian Pacific Railway Ltd. (1)	6,859	1,524,268
CCL Industries, Inc., Class B (1)	7,415	299,096
CGI, Inc. (1)*	47,110	3,725,134
Cronos Group, Inc. (1)*(a)	20,409	184,395
Great-West Lifeco, Inc. (1)	3,723	89,390
Hydro One Ltd. (1)(b)	22,278	411,811
Kinross Gold Corp. (1)*	15,652	72,066
Magna International, Inc. (1)	25,277	1,347,369
Manulife Financial Corp. (1)	5,858	107,446
Methanex Corp. (1)	13,377	474,660
National Bank of Canada (1)	1,646	81,899
Open Text Corp. (1)	37,925	1,546,943
Power Corp. of Canada (1)	5,259	121,149
Royal Bank of Canada (1)	22,462	1,822,086
Teck Resources Ltd., Class B (1)	4,440	71,986
Thomson Reuters Corp. (1)	11,835	791,025
Toronto-Dominion Bank (The) (1)	75,095	4,378,677

		20,855,307

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,443,800	1,003,882

Denmark - 2.5%
Coloplast A/S, Class B	2,242	269,748
Demant A/S *(a)	16,127	412,851
Genmab A/S *	1,661	337,488
ISS A/S	13,106	324,024

INVESTMENTS	SHARES	VALUE

Denmark - 2.5% (continued)
Novo Nordisk A/S, Class B	77,062	$3,982,271
Orsted A/S (b)	5,926	550,873
Pandora A/S	21,336	856,229

		6,733,484

Finland - 1.4%
Neste OYJ	68,293	2,259,449
Nokia OYJ	143,842	726,446
Orion OYJ, Class B	23,711	883,540

		3,869,435

France - 10.2%
AXA SA	72,459	1,850,153
Carrefour SA	4,385	76,704
Casino Guichard Perrachon SA (a)	5,322	254,123
CNP Assurances	64,361	1,243,751
Electricite de France SA (a)	158,454	1,772,541
Kering SA	2,195	1,118,539
L’Oreal SA	16,599	4,642,222
LVMH Moet Hennessy Louis Vuitton SE	6,114	2,425,789
Natixis SA	227,411	942,201
Peugeot SA	137,684	3,436,419
Safran SA	5,437	856,058
Sanofi	42,311	3,919,386
TOTAL SA	104,262	5,428,582

		27,966,468

Germany - 7.5%
adidas AG	4,394	1,367,719
Allianz SE (Registered)	18,339	4,268,805
Bayer AG (Registered)	28,051	1,976,279
Delivery Hero SE *(b)	1,890	83,907
Deutsche Boerse AG	3,492	544,609
Deutsche Post AG (Registered)	18,978	632,446
Deutsche Wohnen SE	10,225	373,248
E.ON SE	252,349	2,453,490
Fresenius SE & Co. KGaA	9,490	443,948
Henkel AG & Co. KGaA (Preference)	996	98,553
HOCHTIEF AG	1,058	120,570
Infineon Technologies AG	70,247	1,262,110
SAP SE	44,968	5,291,537
Siemens Healthineers AG (b)	6,125	240,848
TUI AG	40,726	472,991
Vonovia SE	11,443	580,563
Zalando SE *(b)	3,918	178,893

		20,390,516

Hong Kong - 3.5%
CK Hutchison Holdings Ltd.	31,500	278,086
CLP Holdings Ltd.	144,500	1,518,824
Henderson Land Development Co. Ltd.	99,110	461,637
Hong Kong Exchanges & Clearing Ltd.	28,400	832,405
Link REIT, REIT	26,000	286,802
New World Development Co. Ltd.	249,000	323,366
NWS Holdings Ltd.	258,000	399,608
PCCW Ltd.	269,000	151,014
Swire Properties Ltd.	229,000	718,694
WH Group Ltd. (b)	3,531,500	3,162,664
Yue Yuen Industrial Holdings Ltd.	502,000	1,371,505

		9,504,605

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Italy - 2.7%
Assicurazioni Generali SpA	104,540	$2,025,953
Enel SpA	329,148	2,458,504
Leonardo SpA	129,106	1,517,643
Poste Italiane SpA (b)	119,378	1,356,981

		7,359,081

Japan - 21.0%
Acom Co. Ltd.	10,000	39,407
AEON Financial Service Co. Ltd.	2,700	40,823
Alfresa Holdings Corp.	5,200	116,513
Amada Holdings Co. Ltd.	86,100	933,022
Astellas Pharma, Inc.	55,600	795,311
Bandai Namco Holdings, Inc.	59,800	3,728,983
Credit Saison Co. Ltd.	16,800	226,540
Daiwa House Industry Co. Ltd.	15,100	490,821
Fujitsu Ltd.	40,700	3,271,069
Fukuoka Financial Group, Inc.	36,400	690,810
Hitachi High-Technologies Corp.	3,800	220,895
Hitachi Ltd.	82,900	3,104,622
Hoya Corp.	31,600	2,588,133
ITOCHU Corp.	17,900	370,774
Japan Tobacco, Inc.	27,100	593,751
JTEKT Corp.	39,800	459,654
Kakaku.com, Inc.	3,300	81,521
Kamigumi Co. Ltd.	21,100	479,308
KDDI Corp.	35,800	934,120
Konami Holdings Corp.	20,500	993,094
Kyocera Corp.	23,100	1,440,299
Medipal Holdings Corp.	6,500	145,095
Mercari, Inc. *	8,800	219,563
MINEBEA MITSUMI, Inc.	94,100	1,502,172
Mitsubishi Corp.	4,800	118,190
Mitsubishi Electric Corp.	75,200	1,003,180
Mitsubishi Estate Co. Ltd.	31,000	599,432
Mitsubishi UFJ Financial Group, Inc.	27,200	138,526
Mitsui Fudosan Co. Ltd.	24,000	597,291
MS&AD Insurance Group Holdings, Inc.	2,600	84,511
Nexon Co. Ltd. *	170,600	2,072,820
Nintendo Co. Ltd.	1,300	484,245
Nippon Electric Glass Co. Ltd.	6,000	134,158
Nippon Express Co. Ltd.	35,400	1,813,074
Nippon Telegraph & Telephone Corp.	57,200	2,736,660
Nomura Real Estate Holdings, Inc.	8,000	173,421
NSK Ltd.	65,900	558,507
NTT DOCOMO, Inc.	23,600	602,617
Rakuten, Inc.	178,600	1,770,386
Resona Holdings, Inc.	686,500	2,954,108
Rohm Co. Ltd.	9,700	747,890
Secom Co. Ltd.	5,500	503,283
Shinsei Bank Ltd.	56,400	824,694
Showa Denko KK	41,400	1,092,492
SUMCO Corp.	111,500	1,518,933
Sumitomo Heavy Industries Ltd.	74,800	2,228,902
Sumitomo Mitsui Financial Group, Inc.	70,400	2,419,093
Sumitomo Mitsui Trust Holdings, Inc.	2,500	90,530
Suzuken Co. Ltd.	16,700	898,954
THK Co. Ltd.	3,300	87,428
Tokyo Electric Power Co. Holdings, Inc. *	623,900	3,059,952
Tokyo Electron Ltd.	4,800	922,194

INVESTMENTS	SHARES	VALUE
Japan - 21.0% (continued)
Toppan Printing Co. Ltd.	41,800	$742,353
Tosoh Corp.	26,300	350,365
Toyo Seikan Group Holdings Ltd.	4,200	65,540
Yamaha Corp.	52,000	2,344,425
Z Holdings Corp.	49,100	138,334

		57,342,788

Macau - 0.5%
SJM Holdings Ltd.	1,309,000	1,243,186

Netherlands - 5.7%
ASML Holding NV	2,407	596,968
Heineken NV	1,343	145,060
ING Groep NV	70,771	739,325
Koninklijke Ahold Delhaize NV	154,810	3,871,435
Koninklijke Philips NV	41,677	1,925,855
Randstad NV	18,487	907,639
Royal Dutch Shell plc, Class A	98,367	2,884,904
Royal Dutch Shell plc, Class B	64,849	1,916,641
Wolters Kluwer NV	35,965	2,624,187

		15,612,014

Russia - 0.3%
Evraz plc	136,005	782,787

Singapore - 0.3%
CapitaLand Commercial Trust, REIT	273,500	409,806
ComfortDelGro Corp. Ltd.	77,500	134,653
SATS Ltd.	75,000	262,989

		807,448

South Africa - 0.7%
Anglo American plc	46,383	1,065,974
Investec plc	139,389	717,072

		1,783,046

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	76,662	399,063
Banco Santander SA	35,207	143,251
Endesa SA	32,679	859,644
Grifols SA	7,841	231,138
Iberdrola SA	21,116	219,475
Mapfre SA	511,429	1,377,411
Repsol SA	96,199	1,500,317
Telefonica SA	33,298	254,435

		4,984,734

Sweden - 3.2%
Essity AB, Class B	71,960	2,099,679
Hennes & Mauritz AB, Class B (a)	186,547	3,616,094
ICA Gruppen AB (a)	14,776	682,409
Investor AB, Class B	8,330	406,814
Skandinaviska Enskilda Banken AB, Class A	15,532	142,719
Skanska AB, Class B	33,164	671,410
Swedbank AB, Class A	15,107	217,566
Telefonaktiebolaget LM Ericsson, Class B	74,353	593,808
Volvo AB, Class B	14,103	197,909

		8,628,408

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 9.1%
Coca-Cola HBC AG *	2,452	$80,084
Lonza Group AG (Registered) *	1,319	446,364
Nestle SA (Registered)	47,792	5,183,259
Novartis AG (Registered)	76,099	6,604,403
Roche Holding AG	23,896	6,957,672
Sonova Holding AG (Registered)	9,741	2,266,544
Swiss Life Holding AG (Registered)	3,037	1,451,991
Zurich Insurance Group AG	4,545	1,740,771

		24,731,088

United Kingdom - 9.8%
3i Group plc	23,824	340,978
AstraZeneca plc	14,901	1,330,497
Auto Trader Group plc (b)	13,636	85,466
Aviva plc	90,120	442,416
BAE Systems plc	180,823	1,266,356
Barclays plc	257,151	473,801
Barratt Developments plc	75,320	599,596
Berkeley Group Holdings plc	9,375	481,354
BP plc	250,850	1,588,072
British American Tobacco plc	45,862	1,693,696
British Land Co. plc (The), REIT	80,014	575,605
BT Group plc	454,191	996,229
Compass Group plc	33,917	872,777
Diageo plc	25,021	1,022,116
Direct Line Insurance Group plc	332,473	1,226,663
Experian plc	2,576	82,378
Fiat Chrysler Automobiles NV	66,060	855,993
GlaxoSmithKline plc	54,099	1,159,591
HSBC Holdings plc	265,131	2,031,504
Imperial Brands plc	25,501	572,655
Land Securities Group plc, REIT	25,856	272,316
Legal & General Group plc	325,913	994,791
Lloyds Banking Group plc	2,244,728	1,488,076
London Stock Exchange Group plc	5,501	493,988
Marks & Spencer Group plc	54,314	123,020
Meggitt plc	45,125	352,021
Micro Focus International plc	97,252	1,366,604
Next plc	12,033	914,694
Ocado Group plc *	12,787	207,989
Persimmon plc	3,981	106,174
Prudential plc	7,892	143,013
Reckitt Benckiser Group plc	3,789	295,843
RELX plc	5,553	131,882
Segro plc, REIT	87,552	872,845
Taylor Wimpey plc	54,413	108,006
Unilever plc	20,131	1,209,913
Vodafone Group plc	124,526	248,094

		27,027,012

United States - 1.0%
Bausch Health Cos., Inc. (1)*	119,115	2,598,350

TOTAL COMMON STOCKS (Cost $241,933,511)		264,811,749

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
INVESTMENT COMPANIES - 1.6%
Limited Purpose Cash Investment Fund, 2.01% (1)(c)
(Cost $4,277,907)	4,277,907	$4,278,335

SECURITIES LENDING COLLATERAL - 1.6%

Investment Companies - 1.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (1)(c)(d)
(Cost $4,280,151)	4,280,151	4,280,151

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (Cost $250,491,569)		273,370,235

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)% (e)		(1,029,731)

NET ASSETS - 100.0%		$272,340,504

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$11,187,496	4.1%
Consumer Discretionary	30,786,371	11.3
Consumer Staples	26,221,142	9.6
Energy	15,577,966	5.7
Financials	45,803,668	16.8
Health Care	42,172,807	15.5
Industrials	26,967,148	9.9
Information Technology	26,469,610	9.7
Materials	16,896,175	6.2
Real Estate	9,424,252	3.5
Utilities	13,305,114	4.9
Short-Term Investments	4,278,335	1.6
Securities Lending Collateral	4,280,151	1.6

Total Investments In Securities At Value	273,370,235	100.4
Liabilities in Excess of Other Assets (e)	(1,029,731)	(0.4)

Net Assets	$272,340,504	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $4,083,757.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $6,071,443, which represents approximately 2.23% of net assets of the fund.

(c)	Represents 7-day effective yield as of September 30, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MULTI-STYLE FUND

(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $10,065 was received. (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	58	12/2019	USD	$5,505,360	$(45,929)

					$(45,929)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$353,051	$353,051

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Brazil - 6.8%
Ambev SA, ADR (1)*	462,326	$2,135,947
B3 SA - Brasil Bolsa Balcao (1)	188,800	1,991,171
Banco Bradesco SA, ADR (1)	48,537	395,091
Banco BTG Pactual SA (1)*	25,500	359,275
Banco do Brasil SA (1)*	163,000	1,788,902
CCR SA (1)	16,400	68,087
Centrais Eletricas Brasileiras SA (1)	116,000	1,123,720
Cia de Saneamento Basico do Estado de Sao Paulo (1)*	172,400	2,049,739
Cielo SA (1)	203,500	391,822
Embraer SA, ADR (1)	9,597	165,548
Engie Brasil Energia SA (1)	39,000	416,662
Itausa - Investimentos Itau SA (Preference) (1)	162,895	519,075
Natura Cosmeticos SA (1)	83,800	687,955
Notre Dame Intermedica Participacoes SA (1)	24,600	322,675
Petrobras Distribuidora SA (1)	29,000	191,800
Porto Seguro SA (1)	19,500	277,368
Sul America SA (1)	166,897	1,917,230
Telefonica Brasil SA (Preference) (1)*	8,500	112,312
TIM Participacoes SA, ADR (1)	44,393	637,483

		15,551,862

Chile - 1.9%
Banco de Chile, ADR (1)	18,160	510,296
Banco de Credito e Inversiones SA (1)	6,443	405,781
Banco Santander Chile, ADR (1)	56,828	1,591,184
Cencosud SA (1)	127,777	210,289
Cia Cervecerias Unidas SA, ADR (1)	4,811	106,756
Empresas CMPC SA (1)	116,835	271,758
Enel Americas SA, ADR (1)	84,887	773,321
Enel Chile SA, ADR (1)	45,844	193,003
Latam Airlines Group SA, ADR (1)	21,789	241,858

		4,304,246

China - 29.6%
58.com, Inc., ADR (1)*	4,817	237,526
Agricultural Bank of China Ltd., Class A *	1,060,471	514,318
Agricultural Bank of China Ltd., Class H	847,000	331,682
Air China Ltd., Class H	1,132,000	993,543
Alibaba Group Holding Ltd., ADR (1)*	58,965	9,860,718
Alibaba Health Information Technology Ltd. *	348,000	303,867
Anhui Conch Cement Co. Ltd., Class A	20,588	119,354
Anhui Conch Cement Co. Ltd., Class H	520,500	3,088,823
ANTA Sports Products Ltd.	13,000	107,460
Autohome, Inc., ADR (1)*	2,981	247,811
BAIC Motor Corp. Ltd., Class H (a)	324,500	200,470
Baidu, Inc., ADR (1)*	12,555	1,290,152
Bank of China Ltd., Class A *	1,038,900	521,237
Bank of China Ltd., Class H	2,179,000	854,541
Bank of Communications Co. Ltd., Class H	180,000	117,497
Bank of Ningbo Co. Ltd., Class A	20,064	70,942
Baoshan Iron & Steel Co. Ltd., Class A	84,246	69,803
BOE Technology Group Co. Ltd., Class A	132,000	69,489
BYD Co. Ltd., Class A	9,519	65,076
China CITIC Bank Corp. Ltd., Class H	584,000	311,367

INVESTMENTS	SHARES	VALUE
China - 29.6% (continued)
China Construction Bank Corp., Class H	3,055,000	$2,327,786
China Everbright Bank Co. Ltd., Class H	242,000	103,090
China Everbright International Ltd.	466,000	358,444
China Evergrande Group *	525,000	1,118,661
China Galaxy Securities Co. Ltd., Class H	122,000	64,949
China Hongqiao Group Ltd.	712,000	454,611
China International Travel Service Corp. Ltd., Class A	7,200	93,864
China Longyuan Power Group Corp. Ltd., Class H	486,000	273,073
China Merchants Bank Co. Ltd., Class A	40,300	196,487
China Merchants Securities Co. Ltd., Class A	27,900	64,333
China Mobile Ltd.	503,175	4,168,177
China National Building Material Co. Ltd., Class H	916,000	821,590
China Oriental Group Co. Ltd.	226,000	78,142
China Overseas Land & Investment Ltd.	380,000	1,195,555
China Pacific Insurance Group Co. Ltd., Class A	12,900	63,087
China Resources Beer Holdings Co. Ltd.	14,000	74,174
China Resources Land Ltd.	290,000	1,214,702
China Telecom Corp. Ltd., Class H	1,588,000	723,111
China United Network Communications Ltd., Class A	77,100	64,981
China Vanke Co. Ltd., Class H	214,000	744,779
China Yangtze Power Co. Ltd., Class A	31,100	79,477
Chongqing Rural Commercial Bank Co. Ltd., Class H	483,000	257,153
CITIC Ltd.	178,000	224,691
CITIC Securities Co. Ltd., Class A	43,500	137,255
CNOOC Ltd., ADR (1)	7,880	1,199,730
Country Garden Holdings Co. Ltd.	1,591,000	2,015,103
Country Garden Services Holdings Co. Ltd.	340,000	980,571
Ctrip.com International Ltd., ADR (1)*	20,700	606,303
Far East Horizon Ltd.	224,000	208,035
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,200	95,592
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,300	114,873
Greentown Service Group Co. Ltd. (b)	70,000	68,686
Guotai Junan Securities Co. Ltd., Class A	44,890	110,707
Haier Smart Home Co. Ltd., Class A	30,900	66,262
Haitong Securities Co. Ltd., Class A	38,200	76,695
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	31,200	141,450
Hua Hong Semiconductor Ltd. (a)	279,000	555,585
Huadian Power International Corp. Ltd., Class H	214,000	81,403
Huatai Securities Co. Ltd., Class A	38,300	102,577
Huazhu Group Ltd., ADR (1)	7,502	247,716
Industrial & Commercial Bank of China Ltd., Class H	2,335,000	1,564,299
Industrial Bank Co. Ltd., Class A *	63,643	156,485
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,000	71,997
JD.com, Inc., ADR (1)*	33,127	934,513
Jiangsu Hengrui Medicine Co. Ltd. *	26,738	302,268

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 29.6% (continued)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	4,564	$66,566
Jiangxi Copper Co. Ltd., Class H	166,000	192,249
Kunlun Energy Co. Ltd.	140,000	120,635
Kweichow Moutai Co. Ltd., Class A	2,600	419,087
Li Ning Co. Ltd.	383,500	1,100,269
Luxshare Precision Industry Co. Ltd., Class A	30,350	113,874
Luzhou Laojiao Co. Ltd., Class A	9,500	113,487
Midea Group Co. Ltd., Class A	14,600	104,652
Momo, Inc., ADR (1)	6,789	210,323
NetEase, Inc., ADR (1)	3,700	984,866
New China Life Insurance Co. Ltd., Class A	9,600	65,567
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	871,349
Pinduoduo, Inc., ADR (1)*	7,744	249,512
Ping An Bank Co. Ltd., Class A	56,920	124,549
Ping An Insurance Group Co. of China Ltd., Class A	22,900	279,528
SAIC Motor Corp. Ltd., Class A	21,000	70,002
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	444,000	457,232
Shanghai Pudong Development Bank Co. Ltd., Class A	40,507	67,236
Shenwan Hongyuan Group Co. Ltd., Class A	96,875	64,966
Sinopec Shanghai Petrochemical Co. Ltd., Class H	636,000	184,896
Sinotruk Hong Kong Ltd.	675,000	1,001,110
Suning.com Co. Ltd., Class A	45,000	65,327
TAL Education Group, ADR (1)*	16,458	563,522
Tencent Holdings Ltd.	239,400	10,013,606
Tsingtao Brewery Co. Ltd., Class H	50,000	301,669
Vipshop Holdings Ltd., ADR (1)*	24,408	217,719
Weichai Power Co. Ltd., Class H	1,176,000	1,696,523
Wuliangye Yibin Co. Ltd., Class A	10,505	191,162
Yonghui Superstores Co. Ltd., Class A	52,846	65,844
Yum China Holdings, Inc. (1)	17,202	781,487
Zhongsheng Group Holdings Ltd.	829,500	2,620,701
ZTO Express Cayman, Inc., ADR (1)	13,959	297,745

		67,655,958

Hong Kong - 1.1%
Bank of Communications Co. Ltd. *	302,824	231,304
Haier Electronics Group Co. Ltd.	677,000	1,762,808
SSY Group Ltd.	124,000	97,936
Sun Art Retail Group Ltd.	355,500	360,579

		2,452,627

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	360,293

India - 7.4%
Axis Bank Ltd., GDR (b)	7,662	373,144
Coal India Ltd.	36,466	102,951
Dr Reddy’s Laboratories Ltd., ADR (1)	6,568	248,862
GAIL India Ltd.	229,288	435,681
Godrej Consumer Products Ltd.	12,669	122,897
Hindalco Industries Ltd.	568,664	1,537,724

INVESTMENTS	SHARES	VALUE

India - 7.4% (continued)
Hindustan Unilever Ltd.	67,090	$1,877,249
Infosys Ltd., ADR (1)	159,492	1,813,424
InterGlobe Aviation Ltd. (a)	62,482	1,668,531
Larsen & Toubro Ltd., GDR (b)	5,188	108,008
NTPC Ltd.	187,463	310,972
Oil & Natural Gas Corp. Ltd.	233,377	434,400
Reliance Industries Ltd., GDR (a)	76,376	2,845,698
State Bank of India, GDR *(b)	1,844	70,838
Tata Consultancy Services Ltd.	98,202	2,909,535
Tech Mahindra Ltd.	18,973	191,409
United Spirits Ltd. *	8,185	77,077
Wipro Ltd., ADR (1)	220,268	803,978
Zee Entertainment Enterprises Ltd.	257,931	966,900

		16,899,278

Indonesia - 2.8%
Adaro Energy Tbk. PT	2,950,100	268,210
Bank Central Asia Tbk. PT	420,200	898,375
Bank Rakyat Indonesia Persero Tbk. PT	6,542,500	1,899,712
Bukit Asam Tbk. PT	1,920,200	305,829
Charoen Pokphand Indonesia Tbk. PT	489,800	184,613
Gudang Garam Tbk. PT	17,900	66,044
Indah Kiat Pulp & Paper Corp. Tbk. PT	1,015,500	463,438
Indofood CBP Sukses Makmur Tbk. PT	117,900	99,909
Indofood Sukses Makmur Tbk. PT	1,612,600	874,401
Telekomunikasi Indonesia Persero Tbk. PT	2,080,100	628,172
United Tractors Tbk. PT	504,100	730,688

		6,419,391

Malaysia - 2.2%
AirAsia Group Bhd.	2,249,392	945,115
Hong Leong Bank Bhd.	118,500	462,991
Malayan Banking Bhd.	588,800	1,196,281
Petronas Chemicals Group Bhd.	479,000	861,884
Petronas Gas Bhd.	26,000	101,694
Public Bank Bhd.	112,300	538,384
Sime Darby Bhd.	1,465,500	787,424
Top Glove Corp. Bhd.	72,200	76,765

		4,970,538

Mexico - 1.6%
Alfa SAB de CV, Class A (1)	2,025,793	1,779,010
El Puerto de Liverpool SAB de CV, Class C1 (1)	85,596	469,013
Grupo Bimbo SAB de CV, Series A (1)	60,000	109,425
Grupo Financiero Inbursa SAB de CV, Class O (1)	83,500	106,205
Grupo Mexico SAB de CV, Series B (1)	303,800	710,314
Grupo Televisa SAB, ADR (1)	17,565	171,786
Wal-Mart de Mexico SAB de CV (1)	65,655	194,563

		3,540,316

Peru - 0.3%
Credicorp Ltd. (1)	3,587	747,674

Philippines - 0.4%
Ayala Land, Inc.	183,900	175,514
BDO Unibank, Inc.	68,970	190,283
International Container Terminal Services, Inc.	154,640	359,855

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

Philippines - 0.4% (continued)
JG Summit Holdings, Inc.	61,720	$86,320
SM Investments Corp.	5,785	108,407

		920,379

Poland - 1.3%
Bank Polska Kasa Opieki SA	6,216	158,679
CD Projekt SA	9,921	603,639
Grupa Lotos SA	24,945	551,026
Jastrzebska Spolka Weglowa SA	15,213	82,710
KGHM Polska Miedz SA *	19,149	382,213
LPP SA	139	298,457
PGE Polska Grupa Energetyczna SA *	191,869	382,414
Polskie Gornictwo Naftowe i Gazownictwo SA	172,696	202,377
Powszechna Kasa Oszczednosci Bank Polski SA	23,318	228,587

		2,890,102

Romania - 0.1%
NEPI Rockcastle plc	16,269	142,520

Russia - 3.9%
Gazprom PJSC, ADR	235,514	1,623,434
LUKOIL PJSC, ADR	17,526	1,447,688
Magnit PJSC, GDR (b)	8,103	105,790
MMC Norilsk Nickel PJSC, ADR (1)	23,567	603,080
MMC Norilsk Nickel PJSC, ADR	15,428	394,737
Novatek PJSC, GDR (b)	3,867	783,448
Novolipetsk Steel PJSC, GDR (b)	37,710	818,922
Polyus PJSC, GDR (b)	1,202	69,535
Rosneft Oil Co. PJSC, GDR (b)	68,272	437,426
Severstal PJSC, GDR (b)	88,534	1,270,047
Surgutneftegas PJSC, ADR	88,464	473,672
Tatneft PJSC, ADR	12,791	811,464

		8,839,243

Saudi Arabia - 2.2%
Al Rajhi Bank	141,718	2,393,469
Banque Saudi Fransi	16,514	142,352
National Commercial Bank	40,502	497,476
Riyad Bank	35,854	233,111
Samba Financial Group	36,726	280,183
Saudi Arabian Mining Co. *	14,154	171,669
Saudi Basic Industries Corp.	31,840	781,393
Saudi Telecom Co.	17,718	513,681

		5,013,334

South Africa - 5.3%
Absa Group Ltd.	37,581	379,564
Anglo American Platinum Ltd.	5,239	315,876
Exxaro Resources Ltd.	59,497	513,153
FirstRand Ltd.	158,625	651,722
Foschini Group Ltd. (The)	66,832	721,950
Growthpoint Properties Ltd., REIT	84,208	128,547
Investec Ltd.	150,398	791,438
Kumba Iron Ore Ltd.	103,492	2,557,063
MTN Group Ltd.	111,971	712,445
MultiChoice Group *	30,452	237,064
Naspers Ltd., Class N	1,976	299,185

INVESTMENTS	SHARES	VALUE
South Africa - 5.3% (continued)
Nedbank Group Ltd.	7,585	$113,655
Pick n Pay Stores Ltd.	37,142	145,879
Redefine Properties Ltd., REIT	217,038	112,215
Remgro Ltd.	28,077	302,460
RMB Holdings Ltd.	46,772	232,035
SPAR Group Ltd. (The)	14,654	184,937
Standard Bank Group Ltd.	56,993	657,538
Telkom SA SOC Ltd.	387,418	1,806,052
Truworths International Ltd.	375,960	1,315,862

		12,178,640

South Korea - 12.1%
Daelim Industrial Co. Ltd.	24,307	2,112,259
DB Insurance Co. Ltd.	10,953	471,784
Doosan Bobcat, Inc. *	29,993	886,821
GS Engineering & Construction Corp.	18,140	499,798
Hana Financial Group, Inc.	10,884	320,392
Hanwha Corp.	30,689	647,063
Hyundai Department Store Co. Ltd.	7,798	508,786
Hyundai Engineering & Construction Co. Ltd.	8,547	330,131
Hyundai Glovis Co. Ltd.	860	112,022
Hyundai Marine & Fire Insurance Co. Ltd.	49,640	1,094,467
Industrial Bank of Korea	9,255	102,096
Kia Motors Corp.	28,143	1,073,012
Korea Investment Holdings Co. Ltd.	11,723	736,493
Korea Zinc Co. Ltd.	2,128	796,514
Korean Air Lines Co. Ltd.	36,688	702,261
Kumho Petrochemical Co. Ltd.	12,430	743,289
LG Electronics, Inc.	46,428	2,613,785
LG Uplus Corp.	15,903	181,207
NH Investment & Securities Co. Ltd.	6,460	68,509
Posco International Corp.	4,096	65,410
S-1 Corp.	3,464	284,227
Samsung Electronics Co. Ltd.	240,953	9,865,592
Samsung Securities Co. Ltd.	2,389	70,487
SK Hynix, Inc.	48,974	3,363,550

		27,649,955

Taiwan - 12.2%
Asia Cement Corp.	82,000	114,446
Chailease Holding Co. Ltd.	136,990	553,244
China Airlines Ltd.	489,000	143,094
China Development Financial Holding Corp.	366,000	109,008
China Life Insurance Co. Ltd. *	1,330,981	1,055,214
CTBC Financial Holding Co. Ltd.	1,364,559	905,776
E.Sun Financial Holding Co. Ltd.	1,710,770	1,447,210
Eva Airways Corp.	1,610,996	708,553
Feng TAY Enterprise Co. Ltd.	50,200	359,795
First Financial Holding Co. Ltd.	2,150,084	1,509,825
Fubon Financial Holding Co. Ltd.	46,000	66,043
Globalwafers Co. Ltd.	79,000	796,739
Mega Financial Holding Co. Ltd.	370,000	342,738
Nanya Technology Corp.	545,000	1,415,575
Novatek Microelectronics Corp.	32,000	183,640
Pou Chen Corp.	822,000	1,053,732
Realtek Semiconductor Corp. *	58,000	430,017
Ruentex Industries Ltd. *	46,000	99,230

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 12.2% (continued)
Shanghai Commercial & Savings Bank Ltd. (The)	43,000	$72,233
Shin Kong Financial Holding Co. Ltd. *	4,688,680	1,418,770
SinoPac Financial Holdings Co. Ltd.	818,000	318,945
Taishin Financial Holding Co. Ltd.	268,053	119,626
Taiwan Business Bank	4,265,142	1,751,771
Taiwan Cooperative Financial Holding Co. Ltd.	295,713	195,303
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	185,403	8,617,532
Uni-President Enterprises Corp.	613,000	1,479,258
Walsin Technology Corp.	59,000	332,087
Yuanta Financial Holding Co. Ltd.	538,000	321,022
Zhen Ding Technology Holding Ltd.	499,000	1,786,170

		27,706,596

Thailand - 3.7%
Advanced Info Service PCL, NVDR	26,300	189,330
Bangkok Bank PCL, NVDR	307,400	1,743,698
Central Pattana PCL, NVDR	36,900	82,074
Charoen Pokphand Foods PCL, NVDR	533,000	457,636
CP ALL PCL, NVDR	227,500	603,829
Kasikornbank PCL, NVDR	85,000	435,020
Krung Thai Bank PCL, NVDR	2,191,100	1,233,305
PTT Exploration & Production PCL, NVDR	100,100	396,216
PTT Global Chemical PCL, NVDR	460,200	809,264
Ratch Group PCL, NVDR	113,900	266,105
Robinson PCL, NVDR	53,100	110,607
Siam Cement PCL (The), NVDR	115,300	1,537,528
Siam Commercial Bank PCL (The), NVDR	102,900	397,143
Thai Union Group PCL, NVDR	371,600	202,917

		8,464,672

Turkey - 0.5%
Arcelik A/S *	98,396	331,497
KOC Holding A/S	141,518	473,034
TAV Havalimanlari Holding A/S	16,453	68,670
Turkiye Is Bankasi A/S, Class C *	102,180	113,184
Turkiye Sise ve Cam Fabrikalari A/S	86,406	71,386

		1,057,771

United States - 1.5%
JBS SA (1)	434,900	3,424,813

TOTAL COMMON STOCKS (Cost $191,983,387)		221,190,208

	NO. OF RIGHTS

RIGHTS - 0.0% (c)

Taiwan - 0.0% (c)
Shanghai Commercial & Savings Bank Ltd. (The), expiring 10/7/2019 (3)*(d)
(Cost $—)	5,931	3,081

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2.2%
Limited Purpose Cash Investment Fund, 2.01% (1)(e)
(Cost $5,004,237)	5,004,323	$5,004,824

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $196,987,624)		226,198,113

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (f)		1,588,727

NET ASSETS - 100.0%		$227,786,840

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$24,700,622	10.9%
Consumer Discretionary	30,151,316	13.2
Consumer Staples	15,112,341	6.6
Energy	13,487,703	5.9
Financials	49,265,589	21.6
Health Care	1,809,603	0.8
Industrials	19,044,207	8.4
Information Technology	33,781,469	14.8
Materials	20,302,869	8.9
Real Estate	6,929,670	3.1
Utilities	6,607,900	2.9
Short-Term Investments	5,004,824	2.2

Total Investments In Securities At Value	226,198,113	99.3
Other Assets in Excess of Liabilities (f)	1,588,727	0.7

Net Assets	$227,786,840	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $5,270,284, which represents approximately 2.31% of net assets of the fund.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $4,105,844 or 1.80% of net assets.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $3,081, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of September 30, 2019.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	Value and Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	103	12/2019	USD	$5,159,785	$(167,597)

					$(167,597)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$487,282	$487,282

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.9%

Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	7,742	$1,639,678
Northrop Grumman Corp.	2,371	888,627
Raytheon Co.	3,101	608,385
Spirit AeroSystems Holdings, Inc., Class A	30,120	2,477,069
Teledyne Technologies, Inc. *	2,603	838,140

		6,451,899

Airlines - 1.5%
Delta Air Lines, Inc.	24,368	1,403,597
JetBlue Airways Corp. *	43,661	731,322
United Airlines Holdings, Inc. *	27,786	2,456,560

		4,591,479

Banks - 5.1%
Bank of America Corp.	37,902	1,105,601
Citigroup, Inc.	18,348	1,267,480
Citizens Financial Group, Inc.	14,425	510,212
Fifth Third Bancorp	13,001	355,967
JPMorgan Chase & Co.	43,114	5,074,087
PNC Financial Services Group, Inc. (The)	727	101,896
Popular, Inc.	72,158	3,902,305
SunTrust Banks, Inc.	4,947	340,354
US Bancorp	11,588	641,280
Wells Fargo & Co.	57,050	2,877,602

		16,176,784

Beverages - 0.7%
Monster Beverage Corp. *	5,518	320,375
PepsiCo, Inc.	13,439	1,842,487

		2,162,862

Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. *	9,819	961,673
Amgen, Inc.	4,773	923,623
Biogen, Inc. *	11,977	2,788,485
Celgene Corp. *	7,520	746,736
Exelixis, Inc. *	200,733	3,549,963

		8,970,480

Capital Markets - 2.1%
Ameriprise Financial, Inc.	21,170	3,114,107
CME Group, Inc.	11,126	2,351,369
LPL Financial Holdings, Inc.	6,248	511,711
Morgan Stanley	5,289	225,681
MSCI, Inc.	908	197,717
S&P Global, Inc.	807	197,699

		6,598,284

Chemicals - 0.3%
Celanese Corp.	5,419	662,690
Dow, Inc. (a)	8,590	409,313

		1,072,003

Commercial Services & Supplies - 1.2%
Cintas Corp.	1,315	352,551
Copart, Inc. *	5,071	407,353
KAR Auction Services, Inc. (a)	25,305	621,238
Republic Services, Inc.	1,912	165,484

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 1.2% (continued)
Waste Management, Inc.	18,416	$2,117,840

		3,664,466

Communications Equipment - 1.7%
Ciena Corp. *	9,087	356,483
Cisco Systems, Inc.	89,248	4,409,744
F5 Networks, Inc. *	3,448	484,168

		5,250,395

Consumer Finance - 0.5%
Capital One Financial Corp.	2,959	269,210
Credit Acceptance Corp. *	229	105,640
OneMain Holdings, Inc.	3,037	111,397
Synchrony Financial	27,942	952,543

		1,438,790

Distributors - 0.0% (b)
LKQ Corp. *	2,069	65,070

Diversified Consumer Services - 1.2%
Graham Holdings Co., Class B	1,671	1,108,625
Grand Canyon Education, Inc. *	5,315	521,933
H&R Block, Inc.	36,741	867,822
ServiceMaster Global Holdings, Inc. *	25,285	1,413,432

		3,911,812

Diversified Financial Services - 1.6%
AXA Equitable Holdings, Inc. (a)	26,627	590,055
Berkshire Hathaway, Inc., Class B *	21,313	4,433,530

		5,023,585

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	15,124	912,885

Electric Utilities - 2.6%
American Electric Power Co., Inc.	7,418	694,992
Exelon Corp.	91,761	4,432,974
Pinnacle West Capital Corp.	31,239	3,032,370

		8,160,336

Electrical Equipment - 0.0% (b)
Eaton Corp. plc	1,268	105,434

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. *	8,314	620,058
Avnet, Inc.	9,152	407,127
CDW Corp.	16,320	2,011,277
Jabil, Inc.	22,112	790,946
Zebra Technologies Corp., Class A *	4,551	939,190

		4,768,598

Entertainment - 0.8%
Electronic Arts, Inc. *(a)	9,621	941,126
Viacom, Inc., Class B	19,216	461,761
Walt Disney Co. (The)	7,900	1,029,528

		2,432,415

Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,403	310,245

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	1,094	$176,309
Costco Wholesale Corp.	4,785	1,378,607
Kroger Co. (The)	41,732	1,075,851
Walmart, Inc.	21,471	2,548,178

		5,178,945

Food Products - 2.0%
Archer-Daniels-Midland Co.	24,962	1,025,189
Bunge Ltd.	21,677	1,227,352
General Mills, Inc.	18,984	1,046,398
JM Smucker Co. (The)	1,902	209,258
Pilgrim’s Pride Corp. *	27,640	885,724
Tyson Foods, Inc., Class A	22,900	1,972,606

		6,366,527

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	12,511	1,046,795
Align Technology, Inc. *(a)	4,688	848,153
Baxter International, Inc.	19,226	1,681,698
Danaher Corp.	24,991	3,609,450
Edwards Lifesciences Corp. *	949	208,695
Masimo Corp. *	3,136	466,606
Medtronic plc	16,000	1,737,920

		9,599,317

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	2,198	180,961
Anthem, Inc.	7,414	1,780,102
Cardinal Health, Inc.	39,182	1,848,999
Henry Schein, Inc. *	4,499	285,687
Humana, Inc.	348	88,973
McKesson Corp.	16,232	2,218,265
MEDNAX, Inc. *	18,901	427,541
Molina Healthcare, Inc. *	4,163	456,764
UnitedHealth Group, Inc.	7,879	1,712,264
Universal Health Services, Inc., Class B	7,931	1,179,736

		10,179,292

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	8,980	392,516
Darden Restaurants, Inc.	15,496	1,831,937
McDonald’s Corp.	1,933	415,034
Norwegian Cruise Line Holdings Ltd. *	53,226	2,755,510
Starbucks Corp.	11,731	1,037,255

		6,432,252

Household Durables - 1.2%
PulteGroup, Inc.	72,491	2,649,546
Roku, Inc. *(a)	3,895	396,355
Toll Brothers, Inc.	14,817	608,238

		3,654,139

Household Products - 2.6%
Clorox Co. (The)	6,166	936,430
Procter & Gamble Co. (The)	58,508	7,277,225

		8,213,655

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	7,299	195,102

INVESTMENTS	SHARES	VALUE
Insurance - 8.4%
Aflac, Inc.	32,761	$1,714,055
Allstate Corp. (The)	36,129	3,926,500
American Financial Group, Inc.	2,020	217,857
Arch Capital Group Ltd. *	30,424	1,277,200
Assurant, Inc.	9,056	1,139,426
Assured Guaranty Ltd.	57,253	2,545,468
Athene Holding Ltd., Class A *	41,267	1,735,690
Brighthouse Financial, Inc. *	22,038	891,878
Chubb Ltd.	5,879	949,106
Everest Re Group Ltd.	9,920	2,639,613
Fidelity National Financial, Inc.	3,046	135,273
First American Financial Corp.	17,049	1,006,061
Hanover Insurance Group, Inc. (The)	1,071	145,163
MetLife, Inc.	20,280	956,405
Old Republic International Corp.	52,645	1,240,843
Progressive Corp. (The)	34,657	2,677,253
Reinsurance Group of America, Inc.	7,701	1,231,236
Travelers Cos., Inc. (The)	13,202	1,963,005

		26,392,032

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A *	5,220	6,374,351
Alphabet, Inc., Class C *	3,173	3,867,887
Facebook, Inc., Class A *	35,155	6,260,402
IAC/InterActiveCorp *	2,351	512,448
TripAdvisor, Inc. *	26,509	1,025,368
Twitter, Inc. *	52,916	2,180,139

		20,220,595

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. *	2,860	4,964,702
Qurate Retail, Inc., Series A *	12,971	133,796

		5,098,498

IT Services - 4.7%
Accenture plc, Class A	7,680	1,477,248
Akamai Technologies, Inc. *	35,166	3,213,469
Alliance Data Systems Corp.	1,082	138,637
Booz Allen Hamilton Holding Corp.	13,714	973,968
CACI International, Inc., Class A *	3,360	777,034
Cognizant Technology Solutions Corp., Class A	17,950	1,081,757
DXC Technology Co.	4,523	133,428
EPAM Systems, Inc. *	3,486	635,568
Euronet Worldwide, Inc. *	2,111	308,839
Global Payments, Inc.	1,595	253,605
International Business Machines Corp.	10,179	1,480,230
Leidos Holdings, Inc.	7,527	646,419
Mastercard, Inc., Class A	527	143,117
PayPal Holdings, Inc. *	5,134	531,831
VeriSign, Inc. *	3,517	663,412
Visa, Inc., Class A	12,591	2,165,778

		14,624,340

Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc. *	12,607	1,668,789
IQVIA Holdings, Inc. *	8,087	1,208,036
PRA Health Sciences, Inc. *	2,573	255,319

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 2.2% (continued)
Thermo Fisher Scientific, Inc.	12,961	$3,775,150

		6,907,294

Machinery - 1.3%
AGCO Corp.	7,830	592,731
Allison Transmission Holdings, Inc.	5,629	264,844
Cummins, Inc.	4,612	750,234
Ingersoll-Rand plc	2,242	276,237
Oshkosh Corp.	27,987	2,121,415
Snap-on, Inc.	993	155,444

		4,160,905

Media - 2.2%
AMC Networks, Inc., Class A *	38,313	1,883,467
Comcast Corp., Class A	45,860	2,067,369
Discovery, Inc., Class A *(a)	18,210	484,932
Nexstar Media Group, Inc., Class A	3,418	349,696
Omnicom Group, Inc.	2,745	214,933
Sinclair Broadcast Group, Inc., Class A	42,281	1,807,090

		6,807,487

Multiline Retail - 0.5%
Kohl’s Corp. (a)	8,238	409,099
Macy’s, Inc. (a)	16,964	263,621
Target Corp.	7,685	821,603

		1,494,323

Multi-Utilities - 1.2%
Ameren Corp.	16,399	1,312,740
Consolidated Edison, Inc.	6,647	627,942
DTE Energy Co.	8,431	1,120,986
Public Service Enterprise Group, Inc.	10,287	638,617

		3,700,285

Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	608	54,665
HollyFrontier Corp.	16,764	899,221
Pioneer Natural Resources Co.	794	99,862

		1,053,748

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,294	456,391
Nu Skin Enterprises, Inc., Class A	1,653	70,302

		526,693

Pharmaceuticals - 4.3%
Allergan plc	3,648	613,922
Bristol-Myers Squibb Co.	21,053	1,067,598
Eli Lilly & Co.	5,696	636,984
Horizon Therapeutics plc *	31,843	867,085
Jazz Pharmaceuticals plc *	2,739	350,975
Johnson & Johnson	24,955	3,228,678
Merck & Co., Inc.	39,130	3,293,963
Mylan NV *	88,948	1,759,391
Pfizer, Inc.	48,120	1,728,952

		13,547,548

Professional Services - 0.7%
ManpowerGroup, Inc.	12,067	1,016,524

INVESTMENTS	SHARES	VALUE
Professional Services - 0.7% (continued)
Robert Half International, Inc.	19,166	$1,066,780

		2,083,304

Road & Rail - 0.1%
AMERCO	593	231,294

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	17,636	880,036
Intel Corp.	78,238	4,031,604
Lam Research Corp.	11,722	2,709,071
Micron Technology, Inc. *	87,817	3,762,959
ON Semiconductor Corp. *	33,785	649,010
Qorvo, Inc. *(a)	10,248	759,787
Skyworks Solutions, Inc.	4,897	388,087
Teradyne, Inc.	13,746	796,031
Texas Instruments, Inc.	11,496	1,485,743
Xilinx, Inc.	7,202	690,672

		16,153,000

Software - 7.7%
Adobe, Inc. *	7,762	2,144,252
Cadence Design Systems, Inc. *	30,455	2,012,466
Fortinet, Inc. *	20,904	1,604,591
Intuit, Inc.	1,554	413,271
Manhattan Associates, Inc. *	4,944	398,832
Microsoft Corp.	91,729	12,753,083
Oracle Corp.	30,452	1,675,774
Paycom Software, Inc. *	4,777	1,000,734
Trade Desk, Inc. (The), Class A *(a)	2,801	525,328
VMware, Inc., Class A	11,650	1,748,199

		24,276,530

Specialty Retail - 2.4%
Advance Auto Parts, Inc. (a)	906	149,852
AutoNation, Inc. *(a)	6,514	330,260
AutoZone, Inc. *	155	168,116
Best Buy Co., Inc.	11,634	802,630
Foot Locker, Inc.	32,204	1,389,925
Home Depot, Inc. (The)	4,165	966,363
Ross Stores, Inc.	2,106	231,344
TJX Cos., Inc. (The)	19,289	1,075,169
Ulta Beauty, Inc. *	1,640	411,066
Urban Outfitters, Inc. *	15,805	443,962
Williams-Sonoma, Inc.	21,665	1,472,787

		7,441,474

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	44,670	10,004,740
Xerox Holdings Corp.	34,038	1,018,076

		11,022,816

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co. (a)	956	92,627
Lululemon Athletica, Inc. *	3,796	730,844
Skechers U.S.A., Inc., Class A *	44,088	1,646,686

		2,470,157

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	148,715	1,870,835

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Tobacco - 0.6%
Altria Group, Inc.	18,086	$739,718
Philip Morris International, Inc.	17,038	1,293,695

		2,033,413

Trading Companies & Distributors - 0.1%
Air Lease Corp.	4,062	169,873

TOTAL COMMON STOCKS (Cost $246,619,234)		304,173,495

SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2.9%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $9,067,738)	9,069,047	9,069,953

SECURITIES LENDING COLLATERAL - 1.4%

Investment Companies - 1.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (c)(d)	525,844	525,844
Limited Purpose Cash Investment Fund
2.01% (c)(d)	3,773,449	3,773,826

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,299,292)		4,299,670

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.2% (Cost $259,986,264)		317,543,118

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)% (e)		(3,677,119)

NET ASSETS - 100.0%		$313,865,999

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$30,373,382	9.7%
Consumer Discretionary	30,567,726	9.7
Consumer Staples	24,482,095	7.8
Energy	1,053,748	0.3
Financials	57,500,310	18.3
Health Care	49,203,930	15.7
Industrials	21,458,654	6.8
Information Technology	76,095,679	24.3
Materials	1,072,003	0.4
Real Estate	310,245	0.1
Utilities	12,055,723	3.8
Short-Term Investments	9,069,953	2.9
Securities Lending Collateral	4,299,670	1.4

Total Investments In Securities At Value	317,543,118	101.2
Liabilities in Excess of Other Assets (e)	(3,677,119)	(1.2)

Net Assets	$313,865,999	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $4,169,328.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	52	12/2019	USD	$7,744,100	$(71,819)

					$(71,819)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$470,585	$470,585

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.6%

Aerospace & Defense - 2.5%
AAR Corp.	287	$11,827
Aerojet Rocketdyne Holdings, Inc. *(a)	1,911	96,525
Astronics Corp. *	4,220	123,984
Mercury Systems, Inc. *	1,819	147,648
Moog, Inc., Class A (a)	996	80,795
National Presto Industries, Inc.	189	16,838
Vectrus, Inc. *	2,649	107,682
Wesco Aircraft Holdings, Inc. *	1,279	14,082

		599,381

Air Freight & Logistics - 0.0% (b)
Radiant Logistics, Inc. *	1,388	7,176

Airlines - 0.4%
Allegiant Travel Co.	100	14,966
Hawaiian Holdings, Inc.	353	9,270
SkyWest, Inc.	613	35,186
Spirit Airlines, Inc. *	1,087	39,458

		98,880

Auto Components - 1.0%
Cooper Tire & Rubber Co.	266	6,948
Dana, Inc.	10,704	154,566
Fox Factory Holding Corp. *	120	7,469
LCI Industries	680	62,458
Modine Manufacturing Co. *	683	7,765

		239,206

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	192	7,363

Banks - 6.4%
Ameris Bancorp	560	22,534
BancFirst Corp.	657	36,411
Bancorp, Inc. (The) *	5,653	55,965
BancorpSouth Bank	439	12,999
Bank of NT Butterfield & Son Ltd. (The)	1,221	36,190
Cathay General Bancorp	3,034	105,386
City Holding Co.	216	16,470
Enterprise Financial Services Corp.	446	18,175
First Bancorp/PR	12,535	125,099
First Financial Bancorp	483	11,821
First Interstate BancSystem, Inc., Class A	1,069	43,017
First Merchants Corp.	935	35,189
First Midwest Bancorp, Inc.	601	11,708
Fulton Financial Corp.	4,415	71,435
Great Southern Bancorp, Inc.	792	45,104
Great Western Bancorp, Inc. (a)	2,297	75,801
Hancock Whitney Corp.	2,497	95,623
Hanmi Financial Corp.	527	9,897
Heartland Financial USA, Inc.	503	22,504
Home BancShares, Inc.	696	13,081
Hope Bancorp, Inc.	2,490	35,707
IBERIABANK Corp.	856	64,662
Independent Bank Corp.	156	11,645
International Bancshares Corp.	3,095	119,529
LegacyTexas Financial Group, Inc.	570	24,812
NBT Bancorp, Inc.	785	28,723

INVESTMENTS	SHARES	VALUE

Banks - 6.4% (continued)
OFG Bancorp	8,151	$178,507
Old National Bancorp (a)	1,547	26,616
Preferred Bank	505	26,452
Simmons First National Corp., Class A	2,245	55,901
South State Corp.	164	12,349
Trustmark Corp.	1,383	47,174
United Bankshares, Inc.	575	21,775
Valley National Bancorp	1,035	11,251

		1,529,512

Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A *	94	34,224
National Beverage Corp.	150	6,654

		40,878

Biotechnology - 7.1%
ACADIA Pharmaceuticals, Inc. *	1,418	51,034
Affimed NV (Germany) *	8,155	23,976
Amicus Therapeutics, Inc. *	1,954	15,671
Anika Therapeutics, Inc. *	993	54,506
Arena Pharmaceuticals, Inc. *	730	33,412
Arrowhead Pharmaceuticals, Inc. *	5,543	156,202
BioSpecifics Technologies Corp. *	1,418	75,891
CareDx, Inc. *	2,708	61,228
Catalyst Pharmaceuticals, Inc. *	1,961	10,413
Denali Therapeutics, Inc. *	1,819	27,867
Eagle Pharmaceuticals, Inc. *	1,489	84,233
Emergent BioSolutions, Inc. *	2,457	128,452
Enanta Pharmaceuticals, Inc. *	1,659	99,673
Genomic Health, Inc. *	380	25,772
Halozyme Therapeutics, Inc. *	1,617	25,080
Insmed, Inc. *(a)	1,004	17,711
Intercept Pharmaceuticals, Inc. *	320	21,235
Invitae Corp. *	3,439	66,269
Ligand Pharmaceuticals, Inc. *(a)	750	74,655
Myriad Genetics, Inc. *	2,804	80,278
Natera, Inc. *	760	24,928
Palatin Technologies, Inc. *	7,733	7,028
PDL BioPharma, Inc. *	5,514	11,910
Portola Pharmaceuticals, Inc. *	648	17,379
PTC Therapeutics, Inc. *	255	8,624
REGENXBIO, Inc. *	539	19,188
Repligen Corp. *	2,633	201,925
Spark Therapeutics, Inc. *	370	35,883
Veracyte, Inc. *	3,338	80,112
Vericel Corp. *(a)	4,807	72,778
Viking Therapeutics, Inc. *(a)	1,797	12,363
Voyager Therapeutics, Inc. *	829	14,267
Xencor, Inc. *(a)	1,152	38,857

		1,678,800

Building Products - 1.9%
American Woodmark Corp. *	255	22,672
Builders FirstSource, Inc. *	12,152	250,027
Patrick Industries, Inc. *	1,852	79,414
Universal Forest Products, Inc.	2,743	109,391

		461,504

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	599	$16,916
Cowen, Inc., Class A *(a)	902	13,882
Oppenheimer Holdings, Inc., Class A	4,012	120,601
Stifel Financial Corp. (a)	833	47,797
Waddell & Reed Financial, Inc., Class A	7,147	122,785

		321,981

Chemicals - 0.0% (b)
Kraton Corp. *	207	6,684

Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	3,312	120,292
Advanced Disposal Services, Inc. *	863	28,108
Brady Corp., Class A	1,049	55,649
Ennis, Inc.	4,365	88,217
Herman Miller, Inc.	2,387	110,017
HNI Corp.	931	33,050
Kimball International, Inc., Class B	2,747	53,017
Knoll, Inc.	1,855	47,024
Steelcase, Inc., Class A	8,484	156,106
Tetra Tech, Inc.	213	18,480
UniFirst Corp.	111	21,658

		731,618

Communications Equipment - 0.7%
Acacia Communications, Inc. *	447	29,234
Comtech Telecommunications Corp.	3,306	107,445
Digi International, Inc. *	1,210	16,480
NetScout Systems, Inc. *	307	7,079

		160,238

Construction & Engineering - 2.6%
Comfort Systems USA, Inc. (a)	633	27,998
EMCOR Group, Inc.	2,018	173,790
Great Lakes Dredge & Dock Corp. *	16,845	176,030
MasTec, Inc. *	2,326	151,027
MYR Group, Inc. *	1,487	46,528
Sterling Construction Co., Inc. *	1,075	14,136
Tutor Perini Corp. *(a)	2,268	32,501

		622,010

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	1,368	30,369
US Concrete, Inc. *(a)	110	6,081

		36,450

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	182	5,845

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. *	625	23,806
American Public Education, Inc. *	3,411	76,202
K12, Inc. *	5,588	147,523
Laureate Education, Inc., Class A *	1,104	18,299
Regis Corp. *	1,259	25,457

		291,287

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	1,133	31,124

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.9%
ATN International, Inc.	787	$45,937
Bandwidth, Inc., Class A *	982	63,938
Iridium Communications, Inc. *	3,989	84,886
Vonage Holdings Corp. *	2,491	28,148

		222,909

Electric Utilities - 1.9%
ALLETE, Inc.	788	68,879
El Paso Electric Co.	648	43,468
Genie Energy Ltd., Class B	3,750	27,975
Portland General Electric Co.	5,666	319,392

		459,714

Electrical Equipment - 2.5%
American Superconductor Corp. *(a)	3,925	30,772
Atkore International Group, Inc. *	6,716	203,831
Encore Wire Corp.	1,691	95,169
EnerSys (a)	924	60,929
Generac Holdings, Inc. *	1,899	148,768
Sunrun, Inc. *	1,860	31,071
Vicor Corp. *	364	10,745

		581,285

Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc. *	116	8,018
AVX Corp.	825	12,540
Belden, Inc.	519	27,684
Coda Octopus Group, Inc. *(a)	2,478	20,344
Fabrinet (Thailand) *(a)	1,618	84,621
II-VI, Inc. *(a)	368	12,957
Insight Enterprises, Inc. *	2,935	163,450
KEMET Corp.	5,031	91,464
PC Connection, Inc.	2,774	107,909
Sanmina Corp. *	1,242	39,881
Tech Data Corp. *	1,828	190,551
Vishay Intertechnology, Inc.	2,908	49,232

		808,651

Energy Equipment & Services - 0.4%
Liberty Oilfield Services, Inc., Class A	647	7,007
ProPetro Holding Corp. *	6,668	60,612
Smart Sand, Inc. *(a)	11,046	31,260

		98,879

Entertainment - 0.1%
Marcus Corp. (The)	360	13,324

Equity Real Estate Investment Trusts (REITs) - 3.2%
Braemar Hotels & Resorts, Inc.	3,082	28,940
CoreCivic, Inc.	1,834	31,692
DiamondRock Hospitality Co.	4,940	50,635
EastGroup Properties, Inc.	272	34,005
First Industrial Realty Trust, Inc.	2,028	80,228
GEO Group, Inc. (The)	1,491	25,854
Lexington Realty Trust	5,578	57,175
LTC Properties, Inc.	246	12,600
Mack-Cali Realty Corp.	1,073	23,241
National Health Investors, Inc.	498	41,030
Piedmont Office Realty Trust, Inc., Class A	1,414	29,524
PS Business Parks, Inc.	389	70,779

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

Equity Real Estate Investment Trusts (REITs) - 3.2% (continued)
RLJ Lodging Trust	5,396	$91,678
RPT Realty	1,446	19,593
Sabra Health Care REIT, Inc. (a)	2,018	46,333
Sunstone Hotel Investors, Inc.	2,521	34,639
Universal Health Realty Income Trust	270	27,756
Xenia Hotels & Resorts, Inc.	2,619	55,313

		761,015

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc. *	1,475	38,158
Ingles Markets, Inc., Class A	1,363	52,966
Natural Grocers by Vitamin Cottage, Inc. *	739	7,383
Weis Markets, Inc.	268	10,222

		108,729

Food Products - 0.4%
Cal-Maine Foods, Inc.	174	6,952
John B Sanfilippo & Son, Inc.	657	63,466
Lancaster Colony Corp. (a)	167	23,155

		93,573

Gas Utilities - 0.5%
New Jersey Resources Corp.	241	10,898
ONE Gas, Inc. (a)	1,039	99,858
Southwest Gas Holdings, Inc.	89	8,103

		118,859

Health Care Equipment & Supplies - 3.3%
Conformis, Inc. *	3,983	7,408
Globus Medical, Inc., Class A *	3,009	153,820
Haemonetics Corp. *	1,401	176,722
Integer Holdings Corp. *	1,714	129,510
IntriCon Corp. *(a)	708	13,764
iRadimed Corp. *	614	12,906
Lantheus Holdings, Inc. *	4,071	102,040
Novocure Ltd. *(a)	403	30,136
NuVasive, Inc. *	225	14,261
Quidel Corp. *	1,300	79,755
Tandem Diabetes Care, Inc. *	1,244	73,371

		793,693

Health Care Providers & Services - 3.8%
Addus HomeCare Corp. *	290	22,991
Amedisys, Inc. *	1,612	211,188
AMN Healthcare Services, Inc. *	1,940	111,667
BioTelemetry, Inc. *	168	6,843
CorVel Corp. *	1,323	100,151
Ensign Group, Inc. (The)	3,266	154,906
HealthEquity, Inc. *	1,096	62,631
Joint Corp. (The) *	646	12,022
LHC Group, Inc. *	155	17,602
Magellan Health, Inc. *	539	33,472
National Research Corp.	191	11,030
Patterson Cos., Inc.	6,078	108,310
Select Medical Holdings Corp. *	1,362	22,568
Tenet Healthcare Corp. *	1,604	35,481

		910,862

Health Care Technology - 1.5%
HMS Holdings Corp. *	5,689	196,071

INVESTMENTS	SHARES	VALUE
Health Care Technology - 1.5% (continued)
NextGen Healthcare, Inc. *	2,510	$39,332
Omnicell, Inc. *	1,590	114,909
Teladoc Health, Inc. *	202	13,680

		363,992

Hotels, Restaurants & Leisure - 0.8%
BJ’s Restaurants, Inc.	510	19,808
Brinker International, Inc. (a)	1,603	68,400
Cheesecake Factory, Inc. (The)	255	10,628
Cracker Barrel Old Country Store, Inc. (a)	195	31,717
Eldorado Resorts, Inc. *	773	30,820
Ruth’s Hospitality Group, Inc.	1,008	20,578
Twin River Worldwide Holdings, Inc.	407	9,292

		191,243

Household Durables - 1.9%
Beazer Homes USA, Inc. *	1,599	23,825
Installed Building Products, Inc. *	275	15,768
La-Z-Boy, Inc.	329	11,051
M/I Homes, Inc. *	1,106	41,641
MDC Holdings, Inc. (a)	839	36,161
Meritage Homes Corp. *	1,710	120,299
Taylor Morrison Home Corp. *	3,466	89,908
Turtle Beach Corp. *(a)	5,062	59,074
Universal Electronics, Inc. *	428	21,785
William Lyon Homes, Class A *	1,288	26,224

		445,736

Household Products - 0.1%
WD-40 Co.	128	23,493

Insurance - 4.4%
American Equity Investment Life Holding Co.	2,950	71,390
Argo Group International Holdings Ltd.	172	12,081
eHealth, Inc. *	1,830	122,226
Employers Holdings, Inc.	3,538	154,186
Genworth Financial, Inc., Class A *	7,815	34,386
Goosehead Insurance, Inc., Class A	492	24,280
Health Insurance Innovations, Inc., Class A *(a)	4,609	114,902
Heritage Insurance Holdings, Inc.	1,556	23,262
Kinsale Capital Group, Inc.	593	61,263
National General Holdings Corp.	3,807	87,637
National Western Life Group, Inc., Class A	123	33,010
Selective Insurance Group, Inc.	1,308	98,349
Universal Insurance Holdings, Inc.	6,615	198,384

		1,035,356

Internet & Direct Marketing Retail - 0.0% (b)
1-800-Flowers.com, Inc., Class A *	687	10,164

IT Services - 2.6%
Cardtronics plc, Class A *	4,626	139,890
EVERTEC, Inc. (a)	3,978	124,193
Hackett Group, Inc. (The)	970	15,966
KBR, Inc. (a)	3,684	90,405
MAXIMUS, Inc.	991	76,565
Perspecta, Inc.	2,308	60,285
Science Applications International Corp.	110	9,609

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

IT Services - 2.6% (continued)
Sykes Enterprises, Inc. *	2,897	$88,764
TTEC Holdings, Inc.	199	9,528
Unisys Corp. *	1,569	11,658

		626,863

Leisure Products - 0.8%
Acushnet Holdings Corp.	1,795	47,388
Johnson Outdoors, Inc., Class A	1,388	81,281
MasterCraft Boat Holdings, Inc. *	4,723	70,491

		199,160

Life Sciences Tools & Services - 2.4%
Cambrex Corp. *	398	23,681
Medpace Holdings, Inc. *	3,282	275,819
NanoString Technologies, Inc. *	769	16,603
NeoGenomics, Inc. *	4,351	83,191
Syneos Health, Inc. *	3,119	165,962

		565,256

Machinery - 1.9%
Columbus McKinnon Corp.	438	15,956
Commercial Vehicle Group, Inc. *	17,507	126,226
Greenbrier Cos., Inc. (The)	366	11,024
Harsco Corp. *	1,669	31,644
Kennametal, Inc.	558	17,153
Meritor, Inc. *	9,194	170,089
Mueller Industries, Inc.	1,702	48,814
Rexnord Corp. *(a)	246	6,654
Wabash National Corp.	1,771	25,697

		453,257

Media - 0.9%
Fluent, Inc. *	13,441	36,761
Gray Television, Inc. *(a)	2,602	42,465
MSG Networks, Inc., Class A *	949	15,393
TEGNA, Inc.	7,935	123,230

		217,849

Metals & Mining - 1.9%
Carpenter Technology Corp.	368	19,011
Cleveland-Cliffs, Inc.	9,438	68,142
Commercial Metals Co.	1,844	32,049
Ryerson Holding Corp. *	769	6,559
Schnitzer Steel Industries, Inc., Class A	2,076	42,890
Warrior Met Coal, Inc.	12,586	245,679
Worthington Industries, Inc.	778	28,047

		442,377

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,545	48,788
Blackstone Mortgage Trust, Inc., Class A	1,590	57,002
Invesco Mortgage Capital, Inc.	1,636	25,047
Redwood Trust, Inc.	1,030	16,902

		147,739

Multi-Utilities - 1.0%
Avista Corp. (a)	935	45,291
Black Hills Corp.	748	57,394
NorthWestern Corp.	1,717	128,861

		231,546

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.9%
Arch Coal, Inc., Class A	340	$25,228
Bonanza Creek Energy, Inc. *	299	6,695
CONSOL Energy, Inc. *	1,530	23,914
CVR Energy, Inc.	176	7,749
Delek US Holdings, Inc.	2,975	107,992
World Fuel Services Corp.	1,038	41,458

		213,036

Paper & Forest Products - 0.1%
Verso Corp., Class A *	1,566	19,387

Personal Products - 0.7%
Inter Parfums, Inc.	792	55,416
Medifast, Inc.	596	61,764
USANA Health Sciences, Inc. *	557	38,093

		155,273

Pharmaceuticals - 0.7%
Corcept Therapeutics, Inc. *(a)	4,356	61,572
Lannett Co., Inc. *	7,135	79,912
Supernus Pharmaceuticals, Inc. *	956	26,271

		167,755

Professional Services - 5.1%
Barrett Business Services, Inc.	565	50,183
BG Staffing, Inc.	7,681	146,784
CBIZ, Inc. *	595	13,983
FTI Consulting, Inc. *	2,683	284,371
Heidrick & Struggles International, Inc.	2,831	77,286
ICF International, Inc.	253	21,371
Insperity, Inc.	931	91,815
Kelly Services, Inc., Class A	3,879	93,950
Kforce, Inc.	8,077	305,593
Resources Connection, Inc.	653	11,095
TrueBlue, Inc. *	5,081	107,209

		1,203,640

Road & Rail - 0.4%
ArcBest Corp.	2,837	86,386
Avis Budget Group, Inc. *	241	6,811

		93,197

Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. *	10,613	96,578
Cabot Microelectronics Corp.	762	107,602
Cirrus Logic, Inc. *	1,465	78,495
Diodes, Inc. *	2,437	97,845
Enphase Energy, Inc. *	874	19,429
FormFactor, Inc. *	3,549	66,171
Ichor Holdings Ltd. *	3,095	74,837
Lattice Semiconductor Corp. *	3,553	64,967
Nanometrics, Inc. *	1,285	41,917
Photronics, Inc. *	11,774	128,101
Semtech Corp. *	147	7,146
SMART Global Holdings, Inc. *	2,560	65,229
Xperi Corp.	4,321	89,358

		937,675

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 3.2%
ACI Worldwide, Inc. *	1,433	$44,889
Alarm.com Holdings, Inc. *	758	35,353
Appfolio, Inc., Class A *(a)	432	41,100
Avaya Holdings Corp. *	2,278	23,304
Digital Turbine, Inc. *(a)	4,606	29,686
eGain Corp. *	981	7,853
Intelligent Systems Corp. *(a)	1,458	60,565
j2 Global, Inc.	2,180	197,988
Mitek Systems, Inc. *	385	3,715
Progress Software Corp.	707	26,908
Qualys, Inc. *	1,577	119,174
SecureWorks Corp., Class A *	2,557	33,062
SPS Commerce, Inc. *	1,234	58,084
Verint Systems, Inc. *	1,683	71,999
Zix Corp. *	1,991	14,415

		768,095

Specialty Retail - 1.6%
Aaron’s, Inc.	454	29,174
American Eagle Outfitters, Inc.	541	8,775
Cato Corp. (The), Class A	1,188	20,921
Citi Trends, Inc.	460	8,418
Genesco, Inc. *	1,757	70,315
Hibbett Sports, Inc. *(a)	567	12,984
J. Jill, Inc. (a)	3,454	6,563
Office Depot, Inc.	26,667	46,800
Shoe Carnival, Inc.	2,627	85,141
Sleep Number Corp. *	209	8,636
Zumiez, Inc. *	2,441	77,319

		375,046

Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *	6,380	39,492
Diebold Nixdorf, Inc. *	1,784	19,981
Stratasys Ltd. *(a)	804	17,129

		76,602

Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. *	1,437	211,756
Movado Group, Inc.	463	11,510
Oxford Industries, Inc.	460	32,982
Rocky Brands, Inc.	5,062	168,210
Steven Madden Ltd.	3,273	117,141
Vera Bradley, Inc. *	4,538	45,834

		587,433

Thrifts & Mortgage Finance - 4.1%
Axos Financial, Inc. *	766	21,180
Essent Group Ltd.	5,356	255,320
First Defiance Financial Corp.	1,701	49,269
Flagstar Bancorp, Inc.	1,099	41,048
NMI Holdings, Inc., Class A *	1,379	36,213
PennyMac Financial Services, Inc. *(a)	1,733	52,648
Provident Financial Services, Inc.	365	8,953
Radian Group, Inc.	14,959	341,664
Walker & Dunlop, Inc.	2,392	133,785
Washington Federal, Inc.	1,196	44,240

		984,320

INVESTMENTS	SHARES	VALUE
Tobacco - 0.6%
Turning Point Brands, Inc.	2,045	$47,158
Universal Corp.	1,628	89,230

		136,388

Trading Companies & Distributors - 1.3%
BMC Stock Holdings, Inc. *	5,661	148,205
CAI International, Inc. *	2,378	51,769
GMS, Inc. *	3,070	88,170
H&E Equipment Services, Inc.	289	8,341

		296,485

Water Utilities - 0.1%
Middlesex Water Co.	361	23,450
SJW Group	113	7,717

		31,167

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	3,686	117,104

TOTAL COMMON STOCKS (Cost $20,529,932)		22,958,064

PREFERRED STOCKS - 0.0% (b)

Diversified Telecommunication Services - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $903)	105	2,754

SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment Fund, 2.01% (d)
(Cost $749,383)	749,392	749,467

SECURITIES LENDING COLLATERAL - 7.7%

Investment Companies - 7.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (d)(e)	222,698	222,698
Limited Purpose Cash Investment Fund
2.01% (d)(e)	1,598,079	1,598,239

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,820,777)		1,820,937

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 107.5% (Cost $23,100,995)		25,531,222

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)% (f)		(1,778,283)

NET ASSETS - 100.0%		$23,752,939

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$573,941	2.4%
Consumer Discretionary	2,352,483	9.9
Consumer Staples	558,333	2.4
Energy	311,915	1.3
Financials	4,050,031	17.0
Health Care	4,480,357	18.9
Industrials	5,148,433	21.7
Information Technology	3,378,124	14.2
Materials	504,899	2.1
Real Estate	761,015	3.2
Utilities	841,287	3.5
Short-Term Investments	749,467	3.2
Securities Lending Collateral	1,820,937	7.7

Total Investments In Securities At Value	25,531,222	107.5
Liabilities in Excess of Other Assets (f)	(1,778,283)	(7.5)

Net Assets	$23,752,939	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $1,765,874.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	6	12/2019	USD	$457,500	$(17,616)

					$(17,616)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$40,185	$40,185

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Australia - 6.7%
Aurizon Holdings Ltd.	34,289	$136,688
BHP Group Ltd.	31,889	787,995
BHP Group plc	35,385	755,799
BlueScope Steel Ltd.	247,159	2,007,518
CIMIC Group Ltd.	3,691	78,427
Coca-Cola Amatil Ltd.	52,519	377,923
Crown Resorts Ltd.	29,234	237,811
CSL Ltd.	4,834	764,313
Dexus, REIT	33,527	270,051
Flight Centre Travel Group Ltd.	3,080	98,928
Fortescue Metals Group Ltd.	388,616	2,313,125
Goodman Group, REIT	30,886	295,634
GPT Group (The), REIT	19,876	82,653
Newcrest Mining Ltd.	9,423	217,442
Rio Tinto Ltd.	3,006	188,281
Rio Tinto plc	22,421	1,165,502
Scentre Group, REIT	71,981	190,969
South32 Ltd.	696,523	1,228,452
Telstra Corp. Ltd.	672,960	1,595,227

		12,792,738

Belgium - 0.7%
Ageas	21,043	1,166,521
Groupe Bruxelles Lambert SA	1,467	140,815
UCB SA	1,010	73,278

		1,380,614

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B (1)	14,174	434,362
Bank of Montreal (1)	11,188	824,037
Bank of Nova Scotia (The) (1)	15,059	855,334
Canadian Imperial Bank of Commerce (1)	8,477	699,416
Canadian National Railway Co. (1)	9,561	858,495
Canadian Pacific Railway Ltd. (1)	3,971	882,471
CCL Industries, Inc., Class B (1)	2,455	99,026
CGI, Inc. (1)*	32,749	2,589,566
Constellation Software, Inc. (1)	288	287,630
Cronos Group, Inc. (1)*(a)	18,047	163,054
Great-West Lifeco, Inc. (1)	2,283	54,815
iA Financial Corp., Inc. (1)	2,189	99,615
Kinross Gold Corp. (1)*	10,881	50,099
Magna International, Inc. (1)	17,273	920,723
Methanex Corp. (1)	2,304	81,753
National Bank of Canada (1)	1,144	56,922
Open Text Corp. (1)	29,343	1,196,887
Quebecor, Inc., Class B (1)	2,734	62,074
Royal Bank of Canada (1)	23,274	1,887,955
Thomson Reuters Corp. (1)	11,196	748,316
Toronto-Dominion Bank (The) (1)	27,150	1,583,075

		14,435,625

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	961,400	668,466

Denmark - 2.5%
Coloplast A/S, Class B	3,782	455,035
Demant A/S *	4,511	115,482
DSV A/S	676	64,254

INVESTMENTS	SHARES	VALUE

Denmark - 2.5% (continued)
Genmab A/S *	618	$125,567
H Lundbeck A/S	2,331	77,279
ISS A/S	4,981	123,147
Novo Nordisk A/S, Class B	47,741	2,467,072
Orsted A/S (b)	7,461	693,565
Pandora A/S	15,698	629,972

		4,751,373

Finland - 1.5%
Neste OYJ	52,361	1,732,345
Nokia OYJ	42,143	212,835
Orion OYJ, Class B	24,693	920,132

		2,865,312

France - 9.9%
Airbus SE	423	54,917
AXA SA	21,463	548,032
BNP Paribas SA	4,655	226,312
Carrefour SA	7,484	130,912
Casino Guichard Perrachon SA (a)	6,359	303,639
CNP Assurances	68,834	1,330,190
Electricite de France SA (a)	108,032	1,208,497
Eutelsat Communications SA	12,896	239,891
Gecina SA, REIT	483	75,890
Kering SA	140	71,342
L’Oreal SA	11,539	3,227,098
LVMH Moet Hennessy Louis Vuitton SE	6,662	2,643,214
Natixis SA	94,990	393,559
Peugeot SA	87,365	2,180,520
Safran SA	4,692	738,757
Sanofi	21,247	1,968,169
Societe Generale SA	1,991	54,538
Thales SA	2,368	272,204
TOTAL SA	62,439	3,250,995
Unibail-Rodamco-Westfield, REIT	558	81,345

		19,000,021

Germany - 7.4%
adidas AG	5,696	1,772,992
Allianz SE (Registered)	12,072	2,810,024
Bayer AG (Registered)	24,259	1,709,121
Delivery Hero SE *(b)	2,243	99,579
Deutsche Boerse AG	2,105	328,294
Deutsche Post AG (Registered)	12,317	410,467
Deutsche Wohnen SE	4,001	146,050
E.ON SE	129,853	1,262,510
Fresenius SE & Co. KGaA	2,780	130,050
Hannover Rueck SE	1,462	247,091
Henkel AG & Co. KGaA (Preference)	3,170	313,669
HOCHTIEF AG	1,085	123,647
Infineon Technologies AG	55,174	991,297
SAP SE	20,367	2,396,654
Siemens Healthineers AG (b)	3,214	126,381
TUI AG	40,600	471,528
Volkswagen AG (Preference)	2,256	383,712
Vonovia SE	3,353	170,115
Zalando SE *(b)	3,970	181,267

		14,074,448

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.7%
CK Hutchison Holdings Ltd.	34,000	$300,156
CLP Holdings Ltd.	119,000	1,250,796
Henderson Land Development Co. Ltd.	88,730	413,289
Hong Kong & China Gas Co. Ltd.	170,400	332,132
Hong Kong Exchanges & Clearing Ltd.	13,300	389,824
Link REIT, REIT	13,000	143,401
New World Development Co. Ltd.	326,000	423,363
NWS Holdings Ltd.	268,000	415,097
PCCW Ltd.	30,000	16,842
Swire Properties Ltd.	42,400	133,068
WH Group Ltd. (b)	2,644,000	2,367,854
Yue Yuen Industrial Holdings Ltd.	286,500	782,742

		6,968,564

Italy - 2.6%
Assicurazioni Generali SpA	20,036	388,291
Enel SpA	227,127	1,696,479
Eni SpA	11,419	174,537
Leonardo SpA	105,346	1,238,344
Poste Italiane SpA (b)	124,983	1,420,694

		4,918,345

Japan - 20.7%
Acom Co. Ltd.	16,500	65,022
AEON Financial Service Co. Ltd.	800	12,096
AGC, Inc.	3,300	102,836
Alfresa Holdings Corp.	3,000	67,219
Amada Holdings Co. Ltd.	55,800	604,676
Astellas Pharma, Inc.	8,400	120,155
Bandai Namco Holdings, Inc.	41,600	2,594,076
Credit Saison Co. Ltd. (a)	2,900	39,105
Daiwa House Industry Co. Ltd.	4,400	143,021
Fujitsu Ltd.	27,200	2,186,071
Fukuoka Financial Group, Inc.	14,200	269,492
Hitachi High-Technologies Corp.	6,100	354,594
Hitachi Ltd.	70,000	2,621,515
Hoya Corp.	17,900	1,466,062
ITOCHU Corp.	87,200	1,806,228
Japan Real Estate Investment Corp., REIT	15	100,595
Japan Tobacco, Inc.	7,900	173,086
JTEKT Corp.	32,400	374,191
Kakaku.com, Inc.	7,600	187,746
Kamigumi Co. Ltd.	12,800	290,765
Konami Holdings Corp.	5,000	242,218
Kyocera Corp.	24,900	1,552,530
Marubeni Corp.	61,600	410,808
Mazda Motor Corp.	10,400	93,219
Medipal Holdings Corp.	7,900	176,346
Mercari, Inc. *	2,400	59,881
MINEBEA MITSUMI, Inc.	65,500	1,045,614
Mitsubishi Electric Corp.	92,800	1,237,967
Mitsubishi Estate Co. Ltd.	9,000	174,029
Mitsubishi UFJ Financial Group, Inc.	101,900	518,963
Mitsui Fudosan Co. Ltd.	7,000	174,210
MS&AD Insurance Group Holdings, Inc.	10,200	331,542
Nexon Co. Ltd. *	106,300	1,291,564
Nintendo Co. Ltd.	2,500	931,241
Nippon Express Co. Ltd.	11,700	599,236
Nippon Telegraph & Telephone Corp.	55,300	2,645,757

INVESTMENTS	SHARES	VALUE
Japan - 20.7% (continued)
Nomura Real Estate Holdings, Inc.	2,700	$58,530
Nomura Real Estate Master Fund, Inc., REIT	65	117,402
NSK Ltd.	35,200	298,322
NTT DOCOMO, Inc.	10,400	265,560
Rakuten, Inc.	126,400	1,252,950
Resona Holdings, Inc.	378,300	1,627,879
Rohm Co. Ltd.	6,500	501,163
Sankyo Co. Ltd.	3,100	106,675
Secom Co. Ltd.	1,700	155,560
Shinsei Bank Ltd.	32,800	479,609
Shionogi & Co. Ltd.	1,100	61,328
Showa Denko KK	19,300	509,302
SUMCO Corp.	76,100	1,036,689
Sumitomo Heavy Industries Ltd.	47,100	1,403,493
Sumitomo Mitsui Financial Group, Inc.	33,900	1,164,876
Sundrug Co. Ltd.	2,200	69,417
Suntory Beverage & Food Ltd.	2,400	102,748
Suzuken Co. Ltd.	4,200	226,084
Taiheiyo Cement Corp.	3,200	85,989
Tokyo Electric Power Co. Holdings, Inc. *	468,000	2,295,332
Tokyo Electron Ltd.	1,700	326,611
Toppan Printing Co. Ltd.	27,300	484,838
Tosoh Corp.	17,400	231,800
Toyo Seikan Group Holdings Ltd.	5,000	78,023
Yamaha Corp.	18,700	843,091
Z Holdings Corp.	284,600	801,828

		39,648,775

Macau - 0.4%
Sands China Ltd.	13,600	61,454
SJM Holdings Ltd.	712,000	676,202

		737,656

Netherlands - 5.9%
ASML Holding NV	2,708	671,620
ING Groep NV	38,548	402,701
Koninklijke Ahold Delhaize NV	107,597	2,690,747
Koninklijke Philips NV	21,628	999,410
NN Group NV	17,542	621,664
Randstad NV	7,806	383,244
Royal Dutch Shell plc, Class A	68,380	2,005,446
Royal Dutch Shell plc, Class B	41,664	1,231,398
Wolters Kluwer NV	31,528	2,300,441

		11,306,671

Russia - 0.3%
Evraz plc	95,050	547,067

Singapore - 0.4%
CapitaLand Commercial Trust, REIT	70,800	106,085
ComfortDelGro Corp. Ltd.	211,300	367,125
Genting Singapore Ltd.	85,700	54,566
SATS Ltd.	30,100	105,546
Wilmar International Ltd.	22,800	61,537

		694,859

South Africa - 0.6%
Anglo American plc	29,527	678,589

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Africa - 0.6% (continued)
Investec plc	80,683	$415,065

		1,093,654

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	3,862	154,310
Banco Bilbao Vizcaya Argentaria SA	111,421	580,000
Banco Santander SA	61,829	251,571
Enagas SA	10,345	239,140
Endesa SA	18,981	499,308
Iberdrola SA	11,126	115,641
Mapfre SA	176,113	474,318
Repsol SA	72,767	1,134,873
Telefonica SA	113,021	863,610

		4,312,771

Sweden - 3.3%
Essity AB, Class B	37,059	1,081,323
Hennes & Mauritz AB, Class B (a)	125,965	2,441,752
ICA Gruppen AB	21,268	982,232
Investor AB, Class B	2,740	133,814
Sandvik AB	3,692	57,477
Securitas AB, Class B	4,204	64,376
Skandinaviska Enskilda Banken AB, Class A	9,954	91,464
Skanska AB, Class B	45,083	912,712
Swedbank AB, Class A	14,058	202,459
Swedish Match AB	1,210	50,043
Telefonaktiebolaget LM Ericsson, Class B	21,784	173,974

		6,191,626

Switzerland - 9.1%
Adecco Group AG (Registered)	5,180	286,650
Coca-Cola HBC AG *	6,248	204,063
Lonza Group AG (Registered) *	814	275,467
Nestle SA (Registered)	31,541	3,420,765
Novartis AG (Registered)	52,695	4,573,240
Roche Holding AG	16,611	4,836,537
Sonova Holding AG (Registered)	5,873	1,366,534
Swiss Life Holding AG (Registered)	2,277	1,088,634
Zurich Insurance Group AG	3,120	1,194,985

		17,246,875

United Kingdom - 9.7%
3i Group plc	6,980	99,900
AstraZeneca plc	10,359	924,946
Auto Trader Group plc (b)	51,444	322,434
Aviva plc	60,285	295,950
BAE Systems plc	101,694	712,193
Barclays plc	262,135	482,984
Barratt Developments plc	71,205	566,838
Berkeley Group Holdings plc	10,550	541,684
BP plc	174,380	1,103,959
British American Tobacco plc	25,048	925,029
British Land Co. plc (The), REIT	9,564	68,802
BT Group plc	315,733	692,534
Compass Group plc	32,586	838,527
Diageo plc	17,394	710,551
Direct Line Insurance Group plc	89,692	330,920

INVESTMENTS	SHARES	VALUE
United Kingdom - 9.7% (continued)
Fiat Chrysler Automobiles NV	43,549	$564,300
GlaxoSmithKline plc	37,607	806,091
HSBC Holdings plc	261,116	2,000,738
Imperial Brands plc	10,124	227,346
Land Securities Group plc, REIT	6,550	68,985
Legal & General Group plc	199,791	609,826
Lloyds Banking Group plc	492,834	326,710
London Stock Exchange Group plc	3,501	314,389
Marks & Spencer Group plc	24,200	54,812
Meggitt plc	14,669	114,433
Micro Focus International plc	70,671	993,083
Next plc	9,399	714,469
Ocado Group plc *	8,993	146,277
Persimmon plc	20,679	551,513
Prudential plc	5,486	99,413
Reckitt Benckiser Group plc	2,634	205,661
RELX plc	3,860	91,674
Segro plc, REIT	60,862	606,760
Taylor Wimpey plc	87,558	173,797
Unilever plc	12,180	732,042
Vodafone Group plc	86,565	172,464
Wm Morrison Supermarkets plc	69,155	170,275

		18,362,309

United States - 1.1%
Bausch Health Cos., Inc. (1)*	95,420	2,081,472

TOTAL COMMON STOCKS (Cost $165,465,128)		184,079,241

SHORT-TERM INVESTMENTS - 2.1%
INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment Fund, 2.01% (1)(c)
(Cost $4,069,086)	4,069,380	4,069,787

SECURITIES LENDING COLLATERAL - 2.0%

Investment Companies - 2.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (1)(c)(d)	460,973	460,973
Limited Purpose Cash Investment Fund
2.01% (1)(c)(d)	3,307,937	3,308,268

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,768,910)		3,769,241

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.9% (Cost $173,303,124)		191,918,269

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)% (e)		(1,755,995)

NET ASSETS - 100.0%		$190,162,274

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,330,990	5.4%
Consumer Discretionary	22,810,409	12.0
Consumer Staples	18,962,326	10.0
Energy	10,633,552	5.6
Financials	30,031,443	15.8
Health Care	27,075,826	14.2
Industrials	21,478,568	11.3
Information Technology	18,092,718	9.5
Materials	11,025,764	5.8
Real Estate	4,044,246	2.1
Utilities	9,593,399	5.1
Short-Term Investments	4,069,787	2.1
Securities Lending Collateral	3,769,241	2.0

Total Investments In Securities At Value	191,918,269	100.9
Liabilities in Excess of Other Assets (e)	(1,755,995)	(0.9)

Net Assets	$190,162,274	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $3,535,414.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $5,211,774, which represents approximately 2.74% of net assets of the fund.

(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $35,797 was received. (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	41	12/2019	USD	$3,891,720	$(18,750)

					$(18,750)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$235,963	$235,963

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Brazil - 6.8%
Ambev SA, ADR (1)*	685,585	$3,167,403
B3 SA - Brasil Bolsa Balcao (1)	270,300	2,850,707
Banco Bradesco SA, ADR (1)	165,139	1,344,231
Banco BTG Pactual SA (1)*	34,800	490,305
Banco do Brasil SA (1)*	186,000	2,041,324
CCR SA (1)	24,500	101,716
Centrais Eletricas Brasileiras SA (1)	132,500	1,283,559
Cia de Saneamento Basico do Estado de Sao Paulo (1)*	244,900	2,911,722
Cielo SA (1)	346,900	667,926
Embraer SA, ADR (1)	10,244	176,709
Engie Brasil Energia SA (1)	25,300	270,296
Itau Unibanco Holding SA, ADR (1)	18,649	156,838
Itausa - Investimentos Itau SA (Preference) (1)	387,700	1,235,430
Natura Cosmeticos SA (1)	83,400	684,671
Notre Dame Intermedica Participacoes SA (1)	32,200	422,364
Petrobras Distribuidora SA (1)	200,300	1,324,744
Petroleo Brasileiro SA (Preference) (1)	18,700	123,813
Porto Seguro SA (1)	35,600	506,374
Sul America SA (1)	236,185	2,713,176
TIM Participacoes SA, ADR (1)	62,666	899,884

		23,373,192

Chile - 1.8%
Banco de Chile, ADR (1)	18,464	518,838
Banco de Credito e Inversiones SA (1)	5,622	354,075
Banco Santander Chile, ADR (1)	59,920	1,677,760
Cencosud SA (1)	467,621	769,588
Cia Cervecerias Unidas SA, ADR (1)	22,349	495,924
Empresas CMPC SA (1)	110,961	258,095
Empresas COPEC SA (1)	11,712	110,430
Enel Americas SA, ADR (1)	147,408	1,342,887
Enel Chile SA, ADR (1)	36,518	153,741
Itau CorpBanca (1)	4,665,905	35,329
Latam Airlines Group SA, ADR (1)	46,855	520,091

		6,236,758

China - 29.7%
58.com, Inc., ADR (1)*	5,066	249,804
Agricultural Bank of China Ltd., Class A	269,800	130,850
Agricultural Bank of China Ltd., Class A *	630,700	305,883
Air China Ltd., Class H	2,210,000	1,939,692
Alibaba Group Holding Ltd., ADR (1)*	86,588	14,480,112
Alibaba Health Information Technology Ltd. *	588,000	513,430
Anhui Conch Cement Co. Ltd., Class A	27,623	160,138
Anhui Conch Cement Co. Ltd., Class H	779,000	4,622,849
ANTA Sports Products Ltd.	19,000	157,058
Autohome, Inc., ADR (1)*	3,195	265,600
BAIC Motor Corp. Ltd., Class H (a)	1,048,500	647,743
Baidu, Inc., ADR (1)*	16,725	1,718,661
Bank of Beijing Co. Ltd., Class A	203,478	152,895
Bank of China Ltd., Class A *	803,600	403,182
Bank of China Ltd., Class H	2,626,000	1,029,842
Bank of Communications Co. Ltd., Class H	231,000	150,788

INVESTMENTS	SHARES	VALUE
China - 29.7% (continued)
Bank of Ningbo Co. Ltd., Class A	54,000	$190,931
Bank of Shanghai Co. Ltd., Class A	77,811	101,962
Baoshan Iron & Steel Co. Ltd. *	141,001	116,828
Baoshan Iron & Steel Co. Ltd., Class A	185,021	153,301
China Cinda Asset Management Co. Ltd., Class H	623,000	122,394
China CITIC Bank Corp. Ltd., Class H	620,000	330,561
China Communications Services Corp. Ltd., Class H	736,000	417,257
China Construction Bank Corp., Class H	4,637,000	3,533,205
China Everbright Bank Co. Ltd., Class A	203,400	112,295
China Everbright Bank Co. Ltd., Class H	374,000	159,321
China Everbright International Ltd.	709,000	545,358
China Evergrande Group *	786,000	1,674,796
China Galaxy Securities Co. Ltd., Class H	470,000	250,214
China Hongqiao Group Ltd.	1,155,000	737,466
China International Travel Service Corp. Ltd., Class A	16,092	209,786
China Longyuan Power Group Corp. Ltd., Class H	406,000	228,123
China Merchants Bank Co. Ltd., Class A	68,458	333,774
China Merchants Bank Co. Ltd., Class H	94,000	447,079
China Minsheng Banking Corp. Ltd., Class A	199,255	168,100
China Minsheng Banking Corp. Ltd., Class H	233,000	158,405
China Mobile Ltd.	740,000	6,129,976
China National Building Material Co. Ltd., Class H	1,950,000	1,749,018
China Oriental Group Co. Ltd.	528,000	182,563
China Overseas Land & Investment Ltd.	400,000	1,258,479
China Pacific Insurance Group Co. Ltd., Class A	23,200	113,458
China Railway Construction Corp. Ltd., Class H	157,000	171,758
China Resources Beer Holdings Co. Ltd.	20,000	105,963
China Resources Land Ltd.	302,000	1,264,965
China State Construction Engineering Corp. Ltd., Class A	177,500	135,120
China Telecom Corp. Ltd., Class H	2,634,000	1,199,417
China Vanke Co. Ltd., Class H	373,700	1,300,579
China Yangtze Power Co. Ltd., Class A	66,950	171,093
Chongqing Rural Commercial Bank Co. Ltd., Class H	284,000	151,204
CITIC Ltd.	1,084,000	1,368,342
CITIC Securities Co. Ltd., Class A	44,100	139,149
CNOOC Ltd., ADR (1)	11,283	1,717,837
Country Garden Holdings Co. Ltd.	1,935,000	2,450,800
Country Garden Services Holdings Co. Ltd.	517,000	1,491,045
Ctrip.com International Ltd., ADR (1)*	22,693	664,678
Daqin Railway Co. Ltd., Class A	122,100	129,880
Far East Horizon Ltd.	647,000	600,888
Foshan Haitian Flavouring & Food Co. Ltd., Class A	12,200	188,100
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,230	162,509
Greentown Service Group Co. Ltd. (b)	106,000	104,011
Haitong Securities Co. Ltd., Class A	56,000	112,433

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 29.7% (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	39,075	$177,153
Hua Hong Semiconductor Ltd. (a)	512,000	1,019,568
Huadian Power International Corp. Ltd., Class H	358,000	136,179
Huatai Securities Co. Ltd., Class A	56,100	150,251
Huazhu Group Ltd., ADR (1)	8,063	266,240
Industrial & Commercial Bank of China Ltd., Class A *	120,900	93,709
Industrial & Commercial Bank of China Ltd., Class A	80,800	62,628
Industrial & Commercial Bank of China Ltd., Class H	3,332,000	2,232,225
Industrial Bank Co. Ltd., Class A *	96,390	237,003
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	30,400	121,595
JD.com, Inc., ADR (1)*	46,823	1,320,877
Jiangsu Hengrui Medicine Co. Ltd. *	61,041	690,056
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,100	103,553
Jiangxi Copper Co. Ltd., Class H	277,000	320,800
Kunlun Energy Co. Ltd.	460,000	396,371
Kweichow Moutai Co. Ltd., Class A	4,200	676,987
Li Ning Co. Ltd.	683,500	1,960,975
Luxshare Precision Industry Co. Ltd., Class A	52,700	197,732
Luzhou Laojiao Co. Ltd., Class A	11,500	137,379
Maanshan Iron & Steel Co. Ltd., Class H (c)	556,000	209,359
Midea Group Co. Ltd., Class A	22,800	163,430
Momo, Inc., ADR (1)	7,296	226,030
NetEase, Inc., ADR (1)	5,427	1,444,559
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	975,463
Pinduoduo, Inc., ADR (1)*	11,590	373,430
Ping An Bank Co. Ltd., Class A	84,785	185,522
Ping An Insurance Group Co. of China Ltd., Class A	39,500	482,155
Sany Heavy Industry Co. Ltd., Class A	75,700	151,619
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	784,000	807,364
Shanghai Pudong Development Bank Co. Ltd., Class A	140,963	233,979
Sinopec Shanghai Petrochemical Co. Ltd., Class H	680,000	197,687
Sinotruk Hong Kong Ltd.	888,000	1,317,016
TAL Education Group, ADR (1)*	17,856	611,389
Tencent Holdings Ltd.	391,700	16,383,998
Tsingtao Brewery Co. Ltd., Class H	88,000	530,938
Vipshop Holdings Ltd., ADR (1)*	27,558	245,817
Weichai Power Co. Ltd., Class H	1,746,000	2,518,817
Wuliangye Yibin Co. Ltd., Class A	17,700	322,091
Yihai International Holding Ltd. *	17,000	101,049
Yonghui Superstores Co. Ltd., Class A	79,027	98,464
Yum China Holdings, Inc. (1)	27,400	1,244,782
Zhongsheng Group Holdings Ltd.	836,000	2,641,237
ZTO Express Cayman, Inc., ADR (1)	20,269	432,338

		102,182,762

INVESTMENTS	SHARES	VALUE
Hong Kong - 0.9%
Bank of Communications Co. Ltd. *	216,500	$165,367
Haier Electronics Group Co. Ltd.	909,000	2,366,904
Nine Dragons Paper Holdings Ltd.	501,000	421,927

		2,954,198

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	59,392	558,650

India - 7.5%
Axis Bank Ltd., GDR (b)	12,578	612,557
Coal India Ltd.	93,275	263,335
Divi’s Laboratories Ltd.	7,143	168,069
Dr Reddy’s Laboratories Ltd., ADR (1)	6,232	236,130
GAIL India Ltd.	367,314	697,951
Godrej Consumer Products Ltd.	12,177	118,124
Hindalco Industries Ltd.	958,690	2,592,393
Hindustan Unilever Ltd.	78,367	2,192,791
Infosys Ltd., ADR (1)	320,840	3,647,951
InterGlobe Aviation Ltd. (a)	99,568	2,658,883
ITC Ltd.	105,514	387,129
Larsen & Toubro Ltd., GDR (b)	9,010	187,578
NTPC Ltd.	279,050	462,901
Oil & Natural Gas Corp. Ltd.	317,276	590,567
Reliance Industries Ltd., GDR (a)	74,885	2,790,145
State Bank of India, GDR *(b)	9,047	347,542
Tata Consultancy Services Ltd.	150,861	4,469,719
Tata Steel Ltd.	37,746	192,268
Tech Mahindra Ltd.	79,013	797,123
United Spirits Ltd. *	12,108	114,019
Wipro Ltd., ADR (1)	294,871	1,076,279
Zee Entertainment Enterprises Ltd.	307,857	1,154,057

		25,757,511

Indonesia - 2.7%
Adaro Energy Tbk. PT	10,929,800	993,689
Bank Central Asia Tbk. PT	718,200	1,535,490
Bank Negara Indonesia Persero Tbk. PT	332,300	171,963
Bank Rakyat Indonesia Persero Tbk. PT	6,716,000	1,950,092
Bukit Asam Tbk. PT	3,007,500	479,003
Charoen Pokphand Indonesia Tbk. PT	826,500	311,521
Gudang Garam Tbk. PT	90,100	332,432
Indah Kiat Pulp & Paper Corp. Tbk. PT	636,700	290,567
Indofood CBP Sukses Makmur Tbk. PT	171,300	145,160
Indofood Sukses Makmur Tbk. PT	1,193,000	646,881
Telekomunikasi Indonesia Persero Tbk. PT	2,997,600	905,248
United Tractors Tbk. PT	909,600	1,318,455

		9,080,501

Malaysia - 2.2%
AirAsia Group Bhd.	2,342,108	984,071
Hong Leong Bank Bhd.	127,200	496,983
Malayan Banking Bhd.	950,400	1,930,955
Petronas Chemicals Group Bhd.	572,800	1,030,662
Petronas Dagangan Bhd.	18,100	102,019
Petronas Gas Bhd.	30,900	120,860
Public Bank Bhd.	404,500	1,939,236
RHB Bank Bhd.	195,800	263,791
Sime Darby Bhd.	1,100,800	591,468

		7,460,045

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Mexico - 1.4%
Alfa SAB de CV, Class A (1)	1,076,400	$945,273
Arca Continental SAB de CV (1)	49,300	266,486
El Puerto de Liverpool SAB de CV, Class C1 (1)	23,400	128,217
Fomento Economico Mexicano SAB de CV, ADR (1)	1,153	105,592
Grupo Bimbo SAB de CV, Series A (1)	89,200	162,679
Grupo Financiero Banorte SAB de CV, Class O (1)	98,100	527,286
Grupo Mexico SAB de CV, Series B (1)	543,600	1,270,989
Grupo Televisa SAB, ADR (1)	37,422	365,987
Wal-Mart de Mexico SAB de CV (1)	361,700	1,071,867

		4,844,376

Peru - 0.3%
Credicorp Ltd. (1)	4,593	957,365

Philippines - 0.3%
BDO Unibank, Inc.	63,810	176,047
International Container Terminal Services, Inc.	179,600	417,938
JG Summit Holdings, Inc.	91,990	128,655
SM Investments Corp.	22,495	421,540

		1,144,180

Poland - 1.4%
CD Projekt SA	20,908	1,272,137
Cyfrowy Polsat SA	26,762	176,260
Grupa Lotos SA	15,750	347,912
Jastrzebska Spolka Weglowa SA	28,122	152,893
KGHM Polska Miedz SA *	32,438	647,461
LPP SA	62	133,125
PGE Polska Grupa Energetyczna SA *	266,382	530,926
Polski Koncern Naftowy ORLEN SA	38,000	935,406
Polskie Gornictwo Naftowe i Gazownictwo SA	286,403	335,627
Santander Bank Polska SA	1,596	124,767

		4,656,514

Qatar - 0.4%
Industries Qatar QSC	29,520	88,583
Qatar National Bank QPSC	241,970	1,283,672

		1,372,255

Russia - 3.5%
Gazprom PJSC, ADR	327,090	2,254,683
LUKOIL PJSC, ADR	28,399	2,345,823
Magnit PJSC, GDR (b)	15,141	197,676
MMC Norilsk Nickel PJSC, ADR (1)	34,197	875,101
MMC Norilsk Nickel PJSC, ADR	19,737	504,986
Novatek PJSC, GDR (b)	5,992	1,213,970
Novolipetsk Steel PJSC, GDR (b)	40,162	872,171
Polyus PJSC, GDR (b)	3,985	230,531
Rosneft Oil Co. PJSC, GDR (b)	78,075	500,234
Severstal PJSC, GDR (b)	93,410	1,339,994
Surgutneftegas PJSC, ADR	101,167	541,689
Tatneft PJSC, ADR	17,879	1,134,247

		12,011,105

INVESTMENTS	SHARES	VALUE
Saudi Arabia - 2.2%
Al Rajhi Bank	212,576	$3,590,187
Banque Saudi Fransi	24,771	213,528
National Commercial Bank	60,753	746,214
Riyad Bank	53,781	349,666
Samba Financial Group	55,088	420,266
Saudi Arabian Mining Co. *	21,230	257,492
Saudi Basic Industries Corp.	47,654	1,169,488
Saudi Telecom Co.	26,577	770,522

		7,517,363

South Africa - 5.3%
Absa Group Ltd.	43,079	435,093
Anglo American Platinum Ltd.	5,474	330,045
Bidvest Group Ltd. (The)	94,611	1,192,505
Capitec Bank Holdings Ltd.	10,912	927,640
Exxaro Resources Ltd.	165,291	1,425,610
FirstRand Ltd.	298,599	1,226,815
Foschini Group Ltd. (The)	120,594	1,302,712
Investec Ltd.	110,258	580,210
Kumba Iron Ore Ltd.	115,593	2,856,051
Life Healthcare Group Holdings Ltd.	66,858	100,097
MTN Group Ltd.	167,628	1,066,578
MultiChoice Group *	43,429	338,088
Naspers Ltd., Class N	3,857	583,985
Pick n Pay Stores Ltd.	47,172	185,273
Redefine Properties Ltd., REIT	425,319	219,902
Remgro Ltd.	32,110	345,906
RMB Holdings Ltd.	112,143	556,340
SPAR Group Ltd. (The)	22,995	290,203
Standard Bank Group Ltd.	84,216	971,614
Telkom SA SOC Ltd.	409,128	1,907,258
Truworths International Ltd.	329,397	1,152,892

		17,994,817

South Korea - 12.0%
Daelim Industrial Co. Ltd.	25,318	2,200,115
DB Insurance Co. Ltd.	12,978	559,008
Doosan Bobcat, Inc. *	25,342	749,302
GS Engineering & Construction Corp.	25,529	703,381
Hana Financial Group, Inc.	5,801	170,764
Hanwha Corp.	8,520	179,640
Hyundai Department Store Co. Ltd.	13,196	860,982
Hyundai Engineering & Construction Co. Ltd.	14,054	542,840
Hyundai Glovis Co. Ltd.	2,290	298,292
Hyundai Marine & Fire Insurance Co. Ltd.	56,077	1,236,390
Hyundai Mobis Co. Ltd.	485	102,065
KB Financial Group, Inc.	11,008	392,892
Kia Motors Corp.	40,302	1,536,600
Korea Investment Holdings Co. Ltd.	16,678	1,047,788
Korea Zinc Co. Ltd.	3,294	1,232,950
Korean Air Lines Co. Ltd.	32,317	618,594
Kumho Petrochemical Co. Ltd.	10,313	616,696
LG Electronics, Inc.	74,454	4,191,583
LG Uplus Corp.	55,953	637,556
Meritz Securities Co. Ltd.	41,434	174,664
NH Investment & Securities Co. Ltd.	18,649	197,773
Posco International Corp.	7,128	113,828
S-1 Corp.	6,303	517,172

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 12.0% (continued)
Samsung Electronics Co. Ltd.	345,508	$14,146,500
Samsung Securities Co. Ltd.	5,567	164,253
SK Hynix, Inc.	84,587	5,809,463
SK Telecom Co. Ltd.	5,422	1,092,562
Woori Financial Group, Inc.	112,172	1,166,012

		41,259,665

Taiwan - 12.2%
Asia Cement Corp.	289,000	403,351
Chailease Holding Co. Ltd.	237,930	960,898
China Airlines Ltd.	1,535,000	449,181
China Life Insurance Co. Ltd. *	1,836,995	1,456,386
CTBC Financial Holding Co. Ltd.	1,322,480	877,845
E.Sun Financial Holding Co. Ltd.	1,090,740	922,702
Eclat Textile Co. Ltd.	27,000	362,570
Eva Airways Corp.	2,945,630	1,295,557
Feng TAY Enterprise Co. Ltd.	200,200	1,434,881
First Financial Holding Co. Ltd.	1,510,094	1,060,413
Fubon Financial Holding Co. Ltd.	202,000	290,015
Globalwafers Co. Ltd.	84,000	847,165
Hua Nan Financial Holdings Co. Ltd.	297,527	200,824
Mega Financial Holding Co. Ltd.	1,027,000	951,329
Nanya Technology Corp.	508,000	1,319,472
Novatek Microelectronics Corp.	19,000	109,036
Pou Chen Corp.	1,153,000	1,478,046
Powertech Technology, Inc.	247,000	694,063
Realtek Semiconductor Corp. *	187,000	1,386,435
Ruentex Industries Ltd. *	62,000	133,745
Shanghai Commercial & Savings Bank Ltd. (The)	147,000	246,937
Shin Kong Financial Holding Co. Ltd. *	3,594,018	1,087,531
SinoPac Financial Holdings Co. Ltd.	539,000	210,160
Taishin Financial Holding Co. Ltd.	992,037	442,725
Taiwan Business Bank	4,247,838	1,744,663
Taiwan Cement Corp.	833,614	1,065,113
Taiwan Cooperative Financial Holding Co. Ltd.	304,153	200,878
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	270,631	12,578,928
Uni-President Enterprises Corp.	998,000	2,408,319
Walsin Technology Corp.	248,000	1,395,890
Yuanta Financial Holding Co. Ltd.	1,783,000	1,063,907
Zhen Ding Technology Holding Ltd.	714,000	2,555,760

		41,634,725

Thailand - 3.7%
Bangkok Bank PCL, NVDR	357,500	2,027,886
Charoen Pokphand Foods PCL, NVDR	817,300	701,737
CP ALL PCL, NVDR	219,800	583,391
Home Product Center PCL, NVDR	358,000	200,306
Kasikornbank PCL, NVDR	108,600	555,802
Krung Thai Bank PCL, NVDR	2,830,700	1,593,317
PTT Exploration & Production PCL, NVDR	86,100	340,801
PTT Global Chemical PCL, NVDR	1,054,000	1,853,465
PTT PCL, NVDR	780,700	1,180,662
Ratch Group PCL, NVDR	168,100	392,733
Robinson PCL, NVDR	56,000	116,648
Siam Cement PCL (The), NVDR	161,700	2,156,273

INVESTMENTS	SHARES	VALUE
Thailand - 3.7% (continued)
Siam Commercial Bank PCL (The), NVDR	118,700	$458,123
Thai Union Group PCL, NVDR	1,125,396	614,536

		12,775,680

Turkey - 0.5%
Arcelik A/S *	72,476	244,173
KOC Holding A/S	256,487	857,326
Turkcell Iletisim Hizmetleri A/S	44,804	103,159
Turkiye Garanti Bankasi A/S *	98,646	178,113
Turkiye Is Bankasi A/S, Class C *	229,022	253,685

		1,636,456

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	96,468	206,642
Emirates Telecommunications Group Co. PJSC	57,006	256,081
First Abu Dhabi Bank PJSC	163,896	672,186

		1,134,909

United States - 1.5%
JBS SA (1)	651,000	5,126,589

TOTAL COMMON STOCKS (Cost $284,232,329)		331,669,616

	NO. OF RIGHTS
RIGHTS - 0.0% (d)

Taiwan - 0.0% (d)
Shanghai Commercial & Savings Bank Ltd. (The), expiring 10/7/2019 (3)*(e)
(Cost $—)	11,943	6,204

	SHARES
SHORT-TERM INVESTMENTS - 2.4%
INVESTMENT COMPANIES - 2.4%
Limited Purpose Cash Investment Fund, 2.01% (1)(f)
(Cost $8,072,114)	8,073,170	8,073,977

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.2% (Cost $292,304,443)		339,749,797

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8% (g)		2,844,471

NET ASSETS - 100.0%		$342,594,268

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM EMERGING MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$38,563,424	11.3%
Consumer Discretionary	43,779,702	12.8
Consumer Staples	23,466,112	6.8
Energy	21,604,607	6.3
Financials	72,425,976	21.1
Health Care	2,937,510	0.9
Industrials	27,662,488	8.1
Information Technology	52,896,165	15.4
Materials	31,070,972	9.1
Real Estate	8,169,521	2.4
Utilities	9,099,343	2.6
Short-Term Investments	8,073,977	2.4

Total Investments In Securities At Value	339,749,797	99.2
Other Assets in Excess of Liabilities (g)	2,844,471	0.8

Net Assets	$342,594,268	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $7,116,339, which represents approximately 2.08% of net assets of the fund.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $5,606,264 or 1.64% of net assets.

(c)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $188,312; additional non-cash collateral of $192,092 was received (See Note 3).

(d)	Represents less than 0.05% of net assets.
(e)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $6,204, which represents approximately 0.00% of net assets of the fund.

(f)	Represents 7-day effective yield as of September 30, 2019.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	127	12/2019	USD	$6,362,065	$(216,508)

					$(216,508)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$611,520	$611,520

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.3%

Aerospace & Defense - 2.0%
Arconic, Inc.	10,990	$285,740
Boeing Co. (The)	3,646	1,387,194
HEICO Corp.	14,823	1,851,096
Huntington Ingalls Industries, Inc.	4,370	925,522
L3Harris Technologies, Inc.	13,413	2,798,488
Lockheed Martin Corp.	14,685	5,728,031
Northrop Grumman Corp.	3,396	1,272,787
Spirit AeroSystems Holdings, Inc., Class A	4,315	354,866
Teledyne Technologies, Inc. *	1,549	498,762
Textron, Inc.	7,880	385,805
TransDigm Group, Inc.	4,968	2,586,689
United Technologies Corp.	6,706	915,503

		18,990,483

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	6,008	509,358
Expeditors International of Washington, Inc.	7,296	542,020

		1,051,378

Airlines - 0.3%
Delta Air Lines, Inc.	11,018	634,637
United Airlines Holdings, Inc. *	22,079	1,952,004

		2,586,641

Auto Components - 0.1%
Gentex Corp.	26,000	715,910

Automobiles - 0.0% (a)
General Motors Co.	7,346	275,328

Banks - 0.2%
Bank of Hawaii Corp. (b)	4,749	408,082
Commerce Bancshares, Inc. (b)	16,573	1,005,152
Cullen/Frost Bankers, Inc.	4,627	409,721
Wintrust Financial Corp.	5,910	381,963

		2,204,918

Beverages - 2.5%
Brown-Forman Corp., Class B	13,195	828,382
Coca-Cola Co. (The)	209,649	11,413,291
Monster Beverage Corp. *	10,360	601,502
PepsiCo, Inc.	77,037	10,561,773

		23,404,948

Biotechnology - 0.5%
Exact Sciences Corp. *(b)	17,183	1,552,828
Ionis Pharmaceuticals, Inc. *	13,635	816,873
Neurocrine Biosciences, Inc. *	5,251	473,168
Regeneron Pharmaceuticals, Inc. *	989	274,348
Sage Therapeutics, Inc. *(b)	2,637	369,945
Sarepta Therapeutics, Inc. *	5,060	381,119
Seattle Genetics, Inc. *	7,385	630,679
Vertex Pharmaceuticals, Inc. *	1,755	297,332

		4,796,292

INVESTMENTS	SHARES	VALUE
Building Products - 0.3%
Allegion plc	5,355	$555,046
Johnson Controls International plc	28,453	1,248,802
Lennox International, Inc.	5,769	1,401,694

		3,205,542

Capital Markets - 2.3%
Cboe Global Markets, Inc.	5,191	596,498
CME Group, Inc.	22,771	4,812,423
FactSet Research Systems, Inc.	2,228	541,337
Interactive Brokers Group, Inc., Class A	8,708	468,316
Intercontinental Exchange, Inc.	23,687	2,185,599
LPL Financial Holdings, Inc.	21,944	1,797,214
MarketAxess Holdings, Inc.	6,550	2,145,125
Moody’s Corp.	5,497	1,125,951
Morningstar, Inc.	7,785	1,137,700
MSCI, Inc.	14,254	3,103,808
Nasdaq, Inc.	16,104	1,599,932
S&P Global, Inc.	9,106	2,230,788
Virtu Financial, Inc., Class A	27,849	455,610

		22,200,301

Chemicals - 1.8%
Air Products & Chemicals, Inc.	14,582	3,235,163
Celanese Corp.	7,248	886,358
CF Industries Holdings, Inc.	18,261	898,441
Eastman Chemical Co.	5,067	374,097
Ecolab, Inc.	17,688	3,502,932
FMC Corp.	5,870	514,682
Linde plc (United Kingdom)	28,899	5,598,314
Mosaic Co. (The)	13,329	273,244
NewMarket Corp.	1,083	511,273
Sherwin-Williams Co. (The)	1,659	912,234

		16,706,738

Commercial Services & Supplies - 1.3%
Cintas Corp.	17,869	4,790,679
Copart, Inc. *	18,942	1,521,611
Republic Services, Inc.	21,173	1,832,523
Rollins, Inc.	31,957	1,088,775
Waste Management, Inc.	30,153	3,467,595

		12,701,183

Communications Equipment - 1.5%
Ciena Corp. *	16,847	660,908
Cisco Systems, Inc.	202,688	10,014,814
F5 Networks, Inc. *	2,088	293,197
Motorola Solutions, Inc.	12,632	2,152,619
Ubiquiti, Inc. (b)	9,891	1,169,710

		14,291,248

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	5,269	482,114
Quanta Services, Inc.	9,010	340,578

		822,692

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,293	628,511
Vulcan Materials Co.	5,875	888,535

		1,517,046

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 1.0%
Ally Financial, Inc.	12,574	$416,954
American Express Co.	47,143	5,576,074
Credit Acceptance Corp. *	3,817	1,760,820
Discover Financial Services	3,259	264,272
Santander Consumer USA Holdings, Inc.	27,419	699,459
SLM Corp.	35,013	308,990
Synchrony Financial	8,130	277,152

		9,303,721

Containers & Packaging - 0.5%
Avery Dennison Corp.	10,046	1,140,924
Ball Corp.	32,950	2,399,090
Berry Global Group, Inc. *	8,130	319,265
Crown Holdings, Inc. *	4,346	287,097
Packaging Corp. of America	5,028	533,471
Sealed Air Corp.	10,067	417,881

		5,097,728

Distributors - 0.1%
Genuine Parts Co.	4,764	474,447

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	737	488,963
Grand Canyon Education, Inc. *	4,577	449,461
Service Corp. International	15,037	718,919
ServiceMaster Global Holdings, Inc. *	20,653	1,154,503

		2,811,846

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B *	6,418	1,335,072

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	122,879	7,416,977
Zayo Group Holdings, Inc. *	13,596	460,904

		7,877,881

Electric Utilities - 3.9%
Alliant Energy Corp.	14,023	756,260
American Electric Power Co., Inc.	40,107	3,757,625
Avangrid, Inc. (b)	20,328	1,062,138
Duke Energy Corp.	18,145	1,739,380
Entergy Corp.	20,859	2,448,012
Evergy, Inc.	13,086	871,004
Eversource Energy	25,347	2,166,408
Exelon Corp.	40,939	1,977,763
FirstEnergy Corp.	66,809	3,222,198
NextEra Energy, Inc.	33,825	7,880,887
OGE Energy Corp.	24,759	1,123,564
Pinnacle West Capital Corp.	19,104	1,854,425
Southern Co. (The)	63,188	3,903,123
Xcel Energy, Inc.	59,436	3,856,802

		36,619,589

Electrical Equipment - 0.1%
AMETEK, Inc.	5,400	495,828

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	14,472	1,396,548
Arrow Electronics, Inc. *	6,077	453,223

INVESTMENTS	SHARES	VALUE

Electronic Equipment, Instruments & Components - 1.0% (continued)
CDW Corp.	25,023	$3,083,834
Corning, Inc.	22,242	634,342
Dolby Laboratories, Inc., Class A	9,601	620,608
FLIR Systems, Inc. (b)	9,790	514,856
Keysight Technologies, Inc. *	15,868	1,543,163
Zebra Technologies Corp., Class A *	6,156	1,270,414

		9,516,988

Energy Equipment & Services - 0.0% (a)
Helmerich & Payne, Inc.	7,415	297,119

Entertainment - 1.7%
Live Nation Entertainment, Inc. *	16,566	1,098,988
Madison Square Garden Co. (The), Class A *	2,525	665,388
Take-Two Interactive Software, Inc. *	2,747	344,309
Walt Disney Co. (The)	100,752	13,130,001
Zynga, Inc., Class A *	72,844	423,952

		15,662,638

Equity Real Estate Investment Trusts (REITs) - 7.9%
Alexandria Real Estate Equities, Inc.	6,749	1,039,616
American Campus Communities, Inc.	9,696	466,184
American Homes 4 Rent, Class A	20,868	540,273
American Tower Corp.	38,594	8,534,291
Apartment Investment & Management Co., Class A	16,007	834,605
AvalonBay Communities, Inc.	12,731	2,741,366
Boston Properties, Inc.	6,397	829,435
Camden Property Trust	10,063	1,117,094
CoreSite Realty Corp.	6,557	798,970
Crown Castle International Corp.	28,414	3,949,830
CubeSmart	17,258	602,304
CyrusOne, Inc.	18,322	1,449,270
Digital Realty Trust, Inc.	9,979	1,295,374
Duke Realty Corp.	14,674	498,476
EPR Properties	15,448	1,187,333
Equinix, Inc.	1,703	982,290
Equity LifeStyle Properties, Inc.	29,843	3,987,025
Equity Residential	33,773	2,913,259
Essex Property Trust, Inc.	6,885	2,248,985
Extra Space Storage, Inc.	14,623	1,708,259
Federal Realty Investment Trust	3,381	460,289
HCP, Inc.	46,226	1,647,032
Iron Mountain, Inc.	13,553	438,982
Kimco Realty Corp.	24,735	516,467
Lamar Advertising Co., Class A	10,493	859,691
Liberty Property Trust	9,202	472,339
Life Storage, Inc.	7,121	750,625
Medical Properties Trust, Inc.	44,470	869,833
Mid-America Apartment Communities, Inc.	6,421	834,794
National Retail Properties, Inc.	27,998	1,579,087
Omega Healthcare Investors, Inc.	40,696	1,700,686
Park Hotels & Resorts, Inc.	27,866	695,814
Prologis, Inc.	30,230	2,576,201
Public Storage	10,789	2,646,218
Realty Income Corp.	51,673	3,962,286
Regency Centers Corp.	6,696	465,305

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 7.9% (continued)
SBA Communications Corp.	9,574	$2,308,770
Simon Property Group, Inc.	6,587	1,025,267
Spirit Realty Capital, Inc.	7,179	343,587
STORE Capital Corp.	38,997	1,458,878
Sun Communities, Inc.	19,398	2,879,633
UDR, Inc.	32,386	1,570,073
Ventas, Inc.	36,489	2,664,792
Welltower, Inc.	42,896	3,888,522
WP Carey, Inc.	10,795	966,153

		75,305,563

Food & Staples Retailing - 3.1%
Casey’s General Stores, Inc.	4,019	647,702
Costco Wholesale Corp.	22,454	6,469,222
Kroger Co. (The)	25,032	645,325
Sysco Corp.	16,647	1,321,772
Walmart, Inc.	168,635	20,013,602

		29,097,623

Food Products - 1.7%
General Mills, Inc.	17,592	969,671
Hershey Co. (The)	13,929	2,158,856
Hormel Foods Corp.	42,184	1,844,706
Lamb Weston Holdings, Inc.	21,384	1,555,045
McCormick & Co., Inc. (Non-Voting)	13,386	2,092,232
Mondelez International, Inc., Class A	87,723	4,852,836
Pilgrim’s Pride Corp. *	8,962	287,187
Post Holdings, Inc. *	8,154	863,019
Tyson Foods, Inc., Class A	21,098	1,817,382

		16,440,934

Gas Utilities - 0.2%
Atmos Energy Corp.	11,143	1,269,076
UGI Corp.	6,046	303,933

		1,573,009

Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	108,717	9,096,351
ABIOMED, Inc. *	2,539	451,663
Baxter International, Inc.	10,746	939,953
Boston Scientific Corp. *	85,541	3,480,663
Cooper Cos., Inc. (The) (b)	2,695	800,415
Danaher Corp.	42,607	6,153,729
DexCom, Inc. *	10,747	1,603,882
Edwards Lifesciences Corp. *	12,050	2,649,915
Hologic, Inc. *	11,378	574,475
IDEXX Laboratories, Inc. *	5,091	1,384,396
Insulet Corp. *(b)	7,054	1,163,416
Intuitive Surgical, Inc. *	2,113	1,140,872
Masimo Corp. *	4,014	597,243
Medtronic plc	43,306	4,703,898
Penumbra, Inc. *(b)	5,665	761,886
ResMed, Inc.	10,915	1,474,726
Stryker Corp.	15,873	3,433,330
Teleflex, Inc.	5,357	1,820,041

		42,230,854

Health Care Providers & Services - 1.0%
Anthem, Inc.	13,181	3,164,758
Chemed Corp.	1,649	688,573

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 1.0% (continued)
Encompass Health Corp.	4,681	$296,214
HCA Healthcare, Inc.	15,124	1,821,232
Laboratory Corp. of America Holdings *	2,327	390,936
Molina Healthcare, Inc. *	8,404	922,087
Premier, Inc., Class A *	10,988	317,773
Quest Diagnostics, Inc.	2,710	290,051
UnitedHealth Group, Inc.	3,212	698,032
Universal Health Services, Inc., Class B	3,522	523,897

		9,113,553

Health Care Technology - 0.3%
Veeva Systems, Inc., Class A *	17,859	2,726,891

Hotels, Restaurants & Leisure - 3.2%
Aramark	18,212	793,679
Chipotle Mexican Grill, Inc. *	3,107	2,611,340
Darden Restaurants, Inc.	14,359	1,697,521
Domino’s Pizza, Inc.	2,609	638,135
Dunkin’ Brands Group, Inc.	5,817	461,637
Hilton Worldwide Holdings, Inc.	7,108	661,826
Hyatt Hotels Corp., Class A	6,571	484,086
McDonald’s Corp.	47,466	10,191,425
Planet Fitness, Inc., Class A *(b)	9,059	524,244
Royal Caribbean Cruises Ltd.	3,101	335,931
Six Flags Entertainment Corp.	13,268	673,882
Starbucks Corp.	88,876	7,858,416
Vail Resorts, Inc.	3,751	853,578
Wyndham Hotels & Resorts, Inc.	6,422	332,274
Yum! Brands, Inc.	17,965	2,037,770

		30,155,744

Household Durables - 0.6%
Garmin Ltd.	22,664	1,919,414
NVR, Inc. *	447	1,661,655
PulteGroup, Inc.	7,875	287,831
Roku, Inc. *(b)	21,389	2,176,545

		6,045,445

Household Products - 2.9%
Church & Dwight Co., Inc.	28,080	2,112,739
Clorox Co. (The)	9,834	1,493,490
Energizer Holdings, Inc. (b)	13,144	572,815
Kimberly-Clark Corp.	12,304	1,747,783
Procter & Gamble Co. (The)	172,615	21,469,854

		27,396,681

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	62,765	1,025,580
NRG Energy, Inc.	27,808	1,101,197
Vistra Energy Corp.	26,172	699,577

		2,826,354

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	35,289	5,970,899
Roper Technologies, Inc.	5,871	2,093,598

		8,064,497

Insurance - 3.1%
Aflac, Inc.	19,367	1,013,282
Allstate Corp. (The)	7,369	800,863

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 3.1% (continued)
American Financial Group, Inc.	11,412	$1,230,784
Aon plc	14,019	2,713,658
Arch Capital Group Ltd. *	22,098	927,674
Arthur J Gallagher & Co. (b)	5,255	470,690
Assurant, Inc.	6,148	773,541
Assured Guaranty Ltd.	12,466	554,238
Axis Capital Holdings Ltd.	7,392	493,194
Chubb Ltd.	9,131	1,474,109
Cincinnati Financial Corp.	19,561	2,282,182
Erie Indemnity Co., Class A	8,691	1,613,484
Fidelity National Financial, Inc.	22,711	1,008,596
Globe Life, Inc.	8,659	829,186
Hanover Insurance Group, Inc. (The)	11,713	1,587,580
Hartford Financial Services Group, Inc. (The)	4,593	278,382
Markel Corp. *	611	722,141
Marsh & McLennan Cos., Inc.	21,225	2,123,561
MetLife, Inc.	12,527	590,773
Progressive Corp. (The)	55,055	4,252,999
RenaissanceRe Holdings Ltd.	4,635	896,641
Travelers Cos., Inc. (The)	8,400	1,248,996
Willis Towers Watson plc	3,332	642,976
WR Berkley Corp.	18,422	1,330,621

		29,860,151

Interactive Media & Services - 1.5%
Facebook, Inc., Class A *	48,606	8,655,757
IAC/InterActiveCorp *	11,240	2,449,983
Match Group, Inc. (b)	38,244	2,732,151
TripAdvisor, Inc. *	8,440	326,459
Twitter, Inc. *	8,464	348,717

		14,513,067

Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	10,940	426,441
Etsy, Inc. *	14,392	813,148
Expedia Group, Inc.	3,949	530,785
Wayfair, Inc., Class A *(b)	7,612	853,458

		2,623,832

IT Services - 9.2%
Accenture plc, Class A	13,167	2,532,672
Akamai Technologies, Inc. *	7,588	693,391
Amdocs Ltd.	12,968	857,314
Automatic Data Processing, Inc.	22,934	3,702,006
Black Knight, Inc. *	6,963	425,161
Booz Allen Hamilton Holding Corp.	14,749	1,047,474
Broadridge Financial Solutions, Inc.	13,485	1,677,939
Cognizant Technology Solutions Corp., Class A	5,093	306,930
CoreLogic, Inc. *	13,521	625,617
EPAM Systems, Inc. *	5,901	1,075,870
Euronet Worldwide, Inc. *	7,246	1,060,090
Fidelity National Information Services, Inc.	15,380	2,041,849
Fiserv, Inc. *	24,873	2,576,594
FleetCor Technologies, Inc. *	3,834	1,099,514
Gartner, Inc. *	4,604	658,326
Genpact Ltd.	30,485	1,181,294

INVESTMENTS	SHARES	VALUE
IT Services - 9.2% (continued)
Global Payments, Inc.	13,913	$2,212,167
GoDaddy, Inc., Class A *	11,101	732,444
Jack Henry & Associates, Inc. (b)	16,678	2,434,488
Leidos Holdings, Inc.	3,229	277,307
Mastercard, Inc., Class A	69,919	18,987,903
MongoDB, Inc. *	14,537	1,751,418
Okta, Inc. *(b)	22,985	2,263,103
Paychex, Inc.	12,948	1,071,706
PayPal Holdings, Inc. *	71,249	7,380,684
Sabre Corp.	18,021	403,580
Square, Inc., Class A *(b)	5,130	317,803
Twilio, Inc., Class A *(b)	21,724	2,388,771
VeriSign, Inc. *	13,036	2,458,981
Visa, Inc., Class A	132,173	22,735,078
WEX, Inc. *	3,405	688,048

		87,665,522

Leisure Products - 0.1%
Hasbro, Inc.	6,091	722,941

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	9,099	697,256
Bio-Rad Laboratories, Inc., Class A *	4,869	1,620,111
Bio-Techne Corp.	2,644	517,352
Bruker Corp.	19,991	878,205
Charles River Laboratories International, Inc. *	5,176	685,147
Illumina, Inc. *	1,412	429,559
IQVIA Holdings, Inc. *	13,047	1,948,961
Mettler-Toledo International, Inc. *	982	691,721
PerkinElmer, Inc.	9,553	813,629
PRA Health Sciences, Inc. *	4,114	408,232
QIAGEN NV *	14,637	482,582
Thermo Fisher Scientific, Inc.	26,575	7,740,500
Waters Corp. *	3,336	744,695

		17,657,950

Machinery - 1.0%
Crane Co.	5,907	476,281
Cummins, Inc.	2,965	482,317
Deere & Co.	4,236	714,528
Dover Corp.	4,903	488,143
Fortive Corp.	11,477	786,863
Illinois Tool Works, Inc.	3,818	597,479
Ingersoll-Rand plc	15,974	1,968,156
Nordson Corp.	6,333	926,265
PACCAR, Inc.	4,266	298,663
Toro Co. (The)	21,148	1,550,148
Woodward, Inc.	4,194	452,239
Xylem, Inc.	12,229	973,673

		9,714,755

Media - 2.7%
Altice USA, Inc., Class A *	37,327	1,070,538
Cable One, Inc.	1,136	1,425,339
Charter Communications, Inc., Class A *	16,471	6,788,029
Comcast Corp., Class A	286,925	12,934,579
Discovery, Inc., Class A *(b)	27,842	741,433
Liberty Broadband Corp., Class C *	4,551	476,353

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Media - 2.7% (continued)
Nexstar Media Group, Inc., Class A	4,507	$461,111
Sinclair Broadcast Group, Inc., Class A	13,495	576,776
Sirius XM Holdings, Inc. (b)	177,699	1,111,507

		25,585,665

Metals & Mining - 0.1%
Newmont Goldcorp Corp.	14,549	551,698
Reliance Steel & Aluminum Co.	5,371	535,274
Royal Gold, Inc.	2,313	284,985

		1,371,957

Multiline Retail - 0.7%
Dollar General Corp.	20,908	3,323,118
Dollar Tree, Inc. *	9,502	1,084,748
Ollie’s Bargain Outlet Holdings, Inc. *	5,702	334,365
Target Corp.	15,802	1,689,392

		6,431,623

Multi-Utilities - 1.5%
Ameren Corp.	30,356	2,429,998
CenterPoint Energy, Inc.	9,980	301,196
CMS Energy Corp.	33,398	2,135,802
DTE Energy Co.	17,897	2,379,585
MDU Resources Group, Inc.	15,343	432,519
NiSource, Inc.	29,415	880,097
Public Service Enterprise Group, Inc.	28,119	1,745,628
Sempra Energy	5,717	843,886
WEC Energy Group, Inc.	29,487	2,804,214

		13,952,925

Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. *	7,237	456,365
Hess Corp.	4,554	275,426
HollyFrontier Corp.	6,241	334,767
Kinder Morgan, Inc.	100,788	2,077,241
ONEOK, Inc.	8,090	596,152
PBF Energy, Inc., Class A	16,878	458,913

		4,198,864

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	23,638	4,702,780
Nu Skin Enterprises, Inc., Class A	8,923	379,495

		5,082,275

Pharmaceuticals - 3.8%
Eli Lilly & Co.	39,114	4,374,119
Horizon Therapeutics plc *	11,854	322,784
Johnson & Johnson	58,023	7,507,016
Merck & Co., Inc.	164,295	13,830,353
Pfizer, Inc.	129,007	4,635,221
Zoetis, Inc.	42,927	5,348,275

		36,017,768

Professional Services - 0.6%
CoStar Group, Inc. *	3,684	2,185,349
TransUnion	21,521	1,745,568
Verisk Analytics, Inc.	12,131	1,918,396

		5,849,313

INVESTMENTS	SHARES	VALUE
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	$630,077

Road & Rail - 1.5%
AMERCO	2,826	1,102,253
CSX Corp.	30,387	2,104,908
JB Hunt Transport Services, Inc.	4,563	504,896
Norfolk Southern Corp.	14,281	2,565,724
Old Dominion Freight Line, Inc.	6,543	1,112,114
Union Pacific Corp.	40,991	6,639,722

		14,029,617

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. *	78,688	2,281,165
Analog Devices, Inc.	17,261	1,928,571
Applied Materials, Inc.	11,698	583,730
Broadcom, Inc.	28,235	7,794,836
Cree, Inc. *	8,394	411,306
Intel Corp.	18,435	949,956
KLA Corp.	5,297	844,607
Lam Research Corp.	4,993	1,153,932
Marvell Technology Group Ltd.	15,440	385,537
Maxim Integrated Products, Inc.	13,185	763,543
Monolithic Power Systems, Inc.	3,941	613,338
QUALCOMM, Inc.	27,011	2,060,399
Teradyne, Inc.	12,960	750,514
Texas Instruments, Inc.	16,859	2,178,857
Universal Display Corp.	8,222	1,380,474
Xilinx, Inc.	25,894	2,483,235

		26,564,000

Software - 12.6%
Adobe, Inc. *	5,058	1,397,273
Alteryx, Inc., Class A *(b)	15,248	1,638,093
ANSYS, Inc. *	5,600	1,239,616
Aspen Technology, Inc. *	3,695	454,781
Atlassian Corp. plc, Class A *	25,518	3,200,978
Autodesk, Inc. *	12,281	1,813,904
Avalara, Inc. *(b)	9,547	642,418
Cadence Design Systems, Inc. *	24,559	1,622,859
CDK Global, Inc.	9,038	434,637
Citrix Systems, Inc.	5,531	533,852
Coupa Software, Inc. *(b)	10,379	1,344,807
Fair Isaac Corp. *	1,969	597,631
Fortinet, Inc. *	17,107	1,313,133
Guidewire Software, Inc. *	3,915	412,563
HubSpot, Inc. *	2,764	419,050
Intuit, Inc.	20,180	5,366,669
Microsoft Corp.	465,109	64,664,104
Nuance Communications, Inc. *	26,590	433,683
Oracle Corp.	89,375	4,918,306
Palo Alto Networks, Inc. *	4,177	851,398
Paycom Software, Inc. *	11,261	2,359,067
Paylocity Holding Corp. *(b)	4,752	463,700
PTC, Inc. *	7,732	527,168
RealPage, Inc. *	9,828	617,788
RingCentral, Inc., Class A *	20,590	2,587,339
salesforce.com, Inc. *	7,678	1,139,722
ServiceNow, Inc. *	15,335	3,892,790
Smartsheet, Inc., Class A *	25,308	911,847

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 12.6% (continued)
Splunk, Inc. *	12,830	$1,512,144
SS&C Technologies Holdings, Inc.	13,397	690,883
Synopsys, Inc. *	10,828	1,486,143
Trade Desk, Inc. (The), Class A *(b)	7,642	1,433,257
VMware, Inc., Class A	23,739	3,562,274
Workday, Inc., Class A *	14,350	2,438,926
Zendesk, Inc. *	24,485	1,784,467
Zscaler, Inc. *(b)	20,844	985,087

		119,692,357

Specialty Retail - 1.5%
Advance Auto Parts, Inc.	4,816	796,566
AutoZone, Inc. *	1,672	1,813,485
Best Buy Co., Inc.	5,392	371,994
Burlington Stores, Inc. *	6,149	1,228,693
Carvana Co. *(b)	18,774	1,239,084
Dick’s Sporting Goods, Inc. (b)	12,079	492,944
Five Below, Inc. *	3,930	495,573
Home Depot, Inc. (The)	1,445	335,269
Lowe’s Cos., Inc.	9,480	1,042,421
O’Reilly Automotive, Inc. *	6,184	2,464,386
Ross Stores, Inc.	5,139	564,519
TJX Cos., Inc. (The)	19,115	1,065,470
Tractor Supply Co.	10,959	991,132
Ulta Beauty, Inc. *	4,174	1,046,213
Williams-Sonoma, Inc.	8,598	584,492

		14,532,241

Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies, Inc., Class C *	6,955	360,686
NetApp, Inc.	5,359	281,401

		642,087

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	4,328	419,340
Lululemon Athletica, Inc. *	17,214	3,314,211
NIKE, Inc., Class B	18,942	1,779,032
Under Armour, Inc., Class A *(b)	34,189	681,729
VF Corp.	4,130	367,529

		6,561,841

Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. *(b)	1,495	464,093
TFS Financial Corp.	41,075	740,171

		1,204,264

Tobacco - 0.1%
Philip Morris International, Inc.	12,351	937,811

Trading Companies & Distributors - 0.3%
Fastenal Co.	25,858	844,781
MSC Industrial Direct Co., Inc., Class A	4,795	347,781
Watsco, Inc.	3,619	612,263
WW Grainger, Inc.	2,833	841,826

		2,646,651

Water Utilities - 0.3%
American Water Works Co., Inc.	20,101	2,497,147
Aqua America, Inc. (b)	15,473	693,655

		3,190,802

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	13,444	$346,855
T-Mobile US, Inc. *	46,687	3,677,535
United States Cellular Corp. *	15,170	570,089

		4,594,479

TOTAL COMMON STOCKS (Cost $691,243,056)		922,415,488

SHORT-TERM INVESTMENTS - 2.5%
INVESTMENT COMPANIES - 2.5%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $24,255,169)	24,255,929	24,258,354

SECURITIES LENDING COLLATERAL - 2.3%

Investment Companies - 2.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (c)(d)	2,620,714	2,620,714
Limited Purpose Cash Investment Fund
2.01% (c)(d)	18,806,217	18,808,097

TOTAL SECURITIES LENDING COLLATERAL (Cost $21,426,931)		21,428,811

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.1% (Cost $736,925,156)		968,102,653

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)% (e)		(20,133,972)

NET ASSETS - 100.0%		$947,968,681

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$68,233,730	7.2%
Consumer Discretionary	71,351,198	7.5
Consumer Staples	102,360,273	10.8
Energy	4,495,983	0.5
Financials	66,108,427	7.0
Health Care	112,543,308	11.9
Industrials	80,158,580	8.5
Information Technology	258,372,202	27.2
Materials	24,693,468	2.6
Real Estate	75,935,640	8.0
Utilities	58,162,679	6.1
Short-Term Investments	24,258,354	2.5
Securities Lending Collateral	21,428,811	2.3

Total Investments In Securities At Value	968,102,653	102.1
Liabilities in Excess of Other Assets (e)	(20,133,972)	(2.1)

Net Assets	$947,968,681	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $20,899,621.
(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	118	12/2019	USD	$17,573,150	$(164,738)

					$(164,738)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$1,068,833	$1,068,833

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.6%

Aerospace & Defense - 1.8%
AAR Corp.	1,934	$79,700
Aerojet Rocketdyne Holdings, Inc. *	21,278	1,074,752
AeroVironment, Inc. *	1,310	70,164
Astronics Corp. *	3,909	114,846
Cubic Corp.	1,835	129,239
Ducommun, Inc. *	7,860	333,264
Kratos Defense & Security Solutions, Inc. *	35,247	655,418
Mercury Systems, Inc. *	15,450	1,254,077
Moog, Inc., Class A	5,809	471,226
Park Aerospace Corp.	6,608	116,036
Triumph Group, Inc.	8,547	195,555
Vectrus, Inc. *	4,424	179,836

		4,674,113

Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. *	4,871	110,328
Forward Air Corp.	2,309	147,130
Radiant Logistics, Inc. *	29,160	150,757

		408,215

Airlines - 0.5%
Allegiant Travel Co.	2,229	333,592
SkyWest, Inc.	6,435	369,369
Spirit Airlines, Inc. *	13,807	501,194

		1,204,155

Auto Components - 1.0%
Cooper Tire & Rubber Co.	13,403	350,086
Dorman Products, Inc. *	7,323	582,471
Fox Factory Holding Corp. *	11,506	716,133
Gentherm, Inc. *	6,294	258,589
LCI Industries	2,557	234,861
Modine Manufacturing Co. *	7,558	85,935
Standard Motor Products, Inc.	3,742	181,674
Stoneridge, Inc. *	6,938	214,870

		2,624,619

Banks - 3.1%
1st Source Corp.	2,393	109,432
BancFirst Corp.	6,265	347,206
Bancorp, Inc. (The) *	13,272	131,393
Banner Corp.	2,331	130,932
Bryn Mawr Bank Corp.	2,789	101,826
Camden National Corp.	3,937	170,551
Carolina Financial Corp.	3,130	111,240
Central Pacific Financial Corp.	3,821	108,516
Community Bank System, Inc.	8,665	534,544
Enterprise Financial Services Corp.	2,473	100,775
First Bancorp/NC	3,745	134,445
First Bancorp/PR	72,124	719,797
First Financial Bankshares, Inc. (a)	34,278	1,142,486
First Interstate BancSystem, Inc., Class A	3,267	131,464
German American Bancorp, Inc.	3,585	114,899
Glacier Bancorp, Inc.	13,676	553,331
Great Southern Bancorp, Inc.	3,025	172,274
Hilltop Holdings, Inc.	6,084	145,347
Independent Bank Corp.	3,295	245,972

INVESTMENTS	SHARES	VALUE
Banks - 3.1% (continued)
Independent Bank Corp./MI	8,381	$178,641
Lakeland Bancorp, Inc.	12,306	189,882
Lakeland Financial Corp.	3,172	139,504
OFG Bancorp	25,352	555,209
Opus Bank	4,849	105,563
QCR Holdings, Inc.	3,458	131,335
Southside Bancshares, Inc.	2,622	89,436
Stock Yards Bancorp, Inc.	4,504	165,252
Tompkins Financial Corp.	1,707	138,489
Towne Bank	6,743	187,489
TriState Capital Holdings, Inc. *	4,567	96,090
Trustmark Corp.	3,944	134,530
United Bankshares, Inc.	13,054	494,355
Washington Trust Bancorp, Inc.	2,583	124,785
Westamerica Bancorp	3,131	194,686

		8,131,676

Beverages - 0.9%
Boston Beer Co., Inc. (The), Class A *	3,102	1,129,376
Coca-Cola Consolidated, Inc.	2,648	804,648
Craft Brew Alliance, Inc. *	11,410	93,448
New Age Beverages Corp. *(a)	47,923	132,268
Primo Water Corp. *	9,780	120,098

		2,279,838

Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. *	40,545	1,459,215
Acceleron Pharma, Inc. *	3,444	136,073
Adverum Biotechnologies, Inc. *	23,129	126,053
Aeglea BioTherapeutics, Inc. *	10,704	82,314
Affimed NV (Germany) *	35,562	104,552
Agenus, Inc. *	29,733	76,711
Akcea Therapeutics, Inc. *(a)	6,915	106,422
Anika Therapeutics, Inc. *	2,526	138,652
Apellis Pharmaceuticals, Inc. *	4,600	110,814
Arena Pharmaceuticals, Inc. *	8,744	400,213
ArQule, Inc. *	48,095	344,841
Arrowhead Pharmaceuticals, Inc. *(a)	29,514	831,705
Avid Bioservices, Inc. *	25,915	137,350
BioCryst Pharmaceuticals, Inc. *	26,257	75,226
BioSpecifics Technologies Corp. *	1,801	96,390
Blueprint Medicines Corp. *	8,365	614,577
CareDx, Inc. *	14,655	331,350
Catalyst Pharmaceuticals, Inc. *	49,236	261,443
CEL-SCI Corp. *(a)	31,682	283,237
Coherus Biosciences, Inc. *	16,453	333,338
CTI BioPharma Corp. *	7,700	6,407
Cytokinetics, Inc. *	15,837	180,225
Denali Therapeutics, Inc. *	19,673	301,390
Dicerna Pharmaceuticals, Inc. *	12,774	183,435
Eidos Therapeutics, Inc. *(a)	10,007	359,952
Emergent BioSolutions, Inc. *	1,700	88,876
Epizyme, Inc. *	9,369	96,641
Esperion Therapeutics, Inc. *	4,244	155,585
Fate Therapeutics, Inc. *	23,728	368,496
Global Blood Therapeutics, Inc. *	12,991	630,323
Homology Medicines, Inc. *	3,970	71,857
Intercept Pharmaceuticals, Inc. *	1,437	95,359
Invitae Corp. *	30,077	579,584

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 6.2% (continued)
Iovance Biotherapeutics, Inc. *	23,208	$422,386
Kindred Biosciences, Inc. *	17,847	122,252
Krystal Biotech, Inc. *	8,815	306,101
Marker Therapeutics, Inc. *	19,608	100,197
MeiraGTx Holdings plc *	11,054	176,311
Mirati Therapeutics, Inc. *	9,562	744,975
Natera, Inc. *	22,318	732,030
NeuBase Therapeutics, Inc. *	380	1,896
Oncocyte Corp. *	55,834	117,251
PDL BioPharma, Inc. *	45,576	98,444
Pfenex, Inc. *	21,139	178,413
Portola Pharmaceuticals, Inc. *	2,642	70,858
Protagonist Therapeutics, Inc. *	20,226	242,914
PTC Therapeutics, Inc. *	7,956	269,072
Ra Pharmaceuticals, Inc. *	19,668	465,148
Radius Health, Inc. *	4,580	117,935
Recro Pharma, Inc. *	14,372	159,242
Repligen Corp. *	15,383	1,179,722
Scholar Rock Holding Corp. *	10,269	91,908
Veracyte, Inc. *	22,503	540,072
Vericel Corp. *	18,816	284,874
Voyager Therapeutics, Inc. *	5,586	96,135
XBiotech, Inc. *(a)	19,674	205,790
Xencor, Inc. *	2,921	98,525
ZIOPHARM Oncology, Inc. *(a)	44,359	189,857

		16,180,914

Building Products - 1.4%
AAON, Inc.	14,747	677,477
Advanced Drainage Systems, Inc.	15,354	495,474
Builders FirstSource, Inc. *	8,337	171,534
CSW Industrials, Inc.	3,648	251,821
Gibraltar Industries, Inc. *	6,592	302,837
PGT Innovations, Inc. *	5,624	97,126
Simpson Manufacturing Co., Inc.	7,663	531,582
Trex Co., Inc. *	10,547	959,039
Universal Forest Products, Inc.	2,455	97,905

		3,584,795

Capital Markets - 1.4%
B. Riley Financial, Inc.	9,128	215,603
Blucora, Inc. *	3,329	72,040
Cohen & Steers, Inc.	12,438	683,219
Diamond Hill Investment Group, Inc.	1,290	178,188
Federated Investors, Inc., Class B	27,204	881,682
Hamilton Lane, Inc., Class A	16,795	956,643
Oppenheimer Holdings, Inc., Class A	5,134	154,328
Stifel Financial Corp.	8,738	501,386

		3,643,089

Chemicals - 1.1%
Advanced Emissions Solutions, Inc.	10,560	156,710
American Vanguard Corp.	8,397	131,833
Balchem Corp.	3,099	307,390
Chase Corp.	998	109,171
Hawkins, Inc.	1,913	81,303
Ingevity Corp. *	7,219	612,460
Innospec, Inc.	4,485	399,793
Intrepid Potash, Inc. *	31,374	102,593

INVESTMENTS	SHARES	VALUE
Chemicals - 1.1% (continued)
Quaker Chemical Corp.	2,987	$472,364
Stepan Co.	4,145	402,314

		2,775,931

Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	18,008	654,051
Brady Corp., Class A	14,076	746,732
Brink’s Co. (The)	7,948	659,287
Casella Waste Systems, Inc., Class A *	15,816	679,139
CECO Environmental Corp. *	18,346	128,147
Covanta Holding Corp.	20,643	356,917
Ennis, Inc.	10,681	215,863
Heritage-Crystal Clean, Inc. *	3,931	104,171
Herman Miller, Inc.	12,016	553,817
HNI Corp.	3,390	120,345
Kimball International, Inc., Class B	9,927	191,591
McGrath RentCorp	6,667	463,957
Mobile Mini, Inc.	2,351	86,658
MSA Safety, Inc.	8,067	880,190
SP Plus Corp. *	4,630	171,310
Steelcase, Inc., Class A	25,909	476,726
Team, Inc. *	6,828	123,245
Tetra Tech, Inc.	13,981	1,212,992
UniFirst Corp.	1,371	267,509
US Ecology, Inc.	4,430	283,254
Viad Corp.	2,487	167,002

		8,542,903

Communications Equipment - 0.7%
ADTRAN, Inc.	10,034	113,836
Calix, Inc. *	16,357	104,521
Comtech Telecommunications Corp.	3,485	113,263
Harmonic, Inc. *	55,000	361,900
Inseego Corp. *(a)	50,533	242,558
Viavi Solutions, Inc. *	63,007	882,413

		1,818,491

Construction & Engineering - 1.5%
Aegion Corp. *	6,788	145,127
Ameresco, Inc., Class A *	20,297	326,173
Argan, Inc.	3,338	131,150
Comfort Systems USA, Inc.	4,914	217,346
Construction Partners, Inc., Class A *	4,819	75,080
EMCOR Group, Inc.	10,858	935,091
Great Lakes Dredge & Dock Corp. *	42,083	439,767
HC2 Holdings, Inc. *(a)	27,896	65,556
MasTec, Inc. *	15,369	997,909
MYR Group, Inc. *	3,964	124,034
NV5 Global, Inc. *	1,777	121,316
Primoris Services Corp.	5,764	113,032
WillScot Corp. *	5,805	90,442

		3,782,023

Consumer Finance - 0.5%
Enova International, Inc. *	3,483	72,272
FirstCash, Inc.	5,762	528,202
Nelnet, Inc., Class A	4,566	290,398
Regional Management Corp. *	7,164	201,738

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.5% (continued)
World Acceptance Corp. *	1,909	$243,417

		1,336,027

Distributors - 0.3%
Core-Mark Holding Co., Inc.	13,130	421,670
Funko, Inc., Class A *	12,443	256,015

		677,685

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	1,875	71,419
American Public Education, Inc. *	4,706	105,132
Career Education Corp. *	24,098	382,917
Carriage Services, Inc.	4,901	100,176
Chegg, Inc. *	26,921	806,284
Collectors Universe, Inc.	4,777	136,049
Houghton Mifflin Harcourt Co. *	17,235	91,863
K12, Inc. *	16,261	429,290
Laureate Education, Inc., Class A *	52,883	876,536
Regis Corp. *	8,511	172,092
Sotheby’s *	1,873	106,724
Strategic Education, Inc.	6,041	820,851

		4,099,333

Diversified Financial Services - 0.2%
Cannae Holdings, Inc. *	18,756	515,227
On Deck Capital, Inc. *	22,015	73,971

		589,198

Diversified Telecommunication Services - 1.0%
Anterix, Inc. *	6,589	238,522
ATN International, Inc.	3,756	219,237
Bandwidth, Inc., Class A *	7,662	498,873
Cogent Communications Holdings, Inc.	9,709	534,966
Intelsat SA *	13,331	303,947
Iridium Communications, Inc. *	35,932	764,633
Ooma, Inc. *	9,728	101,171
Pareteum Corp. *(a)	56,380	72,730

		2,734,079

Electric Utilities - 1.7%
ALLETE, Inc.	10,303	900,585
Genie Energy Ltd., Class B	22,001	164,127
MGE Energy, Inc.	5,457	435,851
Otter Tail Corp.	7,571	406,941
PNM Resources, Inc.	20,352	1,059,932
Portland General Electric Co.	27,191	1,532,757

		4,500,193

Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	5,795	204,621
American Superconductor Corp. *	13,769	107,949
Atkore International Group, Inc. *	9,743	295,700
Encore Wire Corp.	1,626	91,511
EnerSys	1,291	85,129
Generac Holdings, Inc. *	16,834	1,318,776
Plug Power, Inc. *(a)	51,334	135,008
Sunrun, Inc. *	31,626	528,312
Vivint Solar, Inc. *(a)	39,859	260,678

		3,027,684

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.6%
Airgain, Inc. *	9,623	$113,070
AVX Corp.	15,487	235,403
Badger Meter, Inc.	8,599	461,766
Coda Octopus Group, Inc. *	14,959	122,814
CTS Corp.	8,803	284,865
ePlus, Inc. *	915	69,622
Fabrinet (Thailand) *	11,158	583,564
FARO Technologies, Inc. *	1,481	71,606
Insight Enterprises, Inc. *	8,473	471,861
Itron, Inc. *	3,939	291,329
Knowles Corp. *	23,198	471,847
Napco Security Technologies, Inc. *	11,666	297,716
Novanta, Inc. *	10,035	820,060
OSI Systems, Inc. *	5,859	595,040
PAR Technology Corp. *(a)	8,919	212,005
PC Connection, Inc.	4,953	192,672
Rogers Corp. *	4,540	620,664
Sanmina Corp. *	7,784	249,944
Tech Data Corp. *	5,371	559,873
Vishay Precision Group, Inc. *	4,549	148,934

		6,874,655

Energy Equipment & Services - 0.4%
Cactus, Inc., Class A *	4,010	116,049
DMC Global, Inc.	5,509	242,286
Helix Energy Solutions Group, Inc. *	9,823	79,173
Matrix Service Co. *	12,443	213,273
ProPetro Holding Corp. *	13,930	126,624
SEACOR Holdings, Inc. *	3,735	175,807

		953,212

Entertainment - 0.3%
Glu Mobile, Inc. *	17,830	88,972
Liberty Media Corp.-Liberty Braves, Class C *	6,881	190,948
Marcus Corp. (The)	8,427	311,883
Rosetta Stone, Inc. *	8,771	152,615

		744,418

Equity Real Estate Investment Trusts (REITs) - 8.6%
Acadia Realty Trust	18,322	523,643
Agree Realty Corp.	14,797	1,082,401
Alexander’s, Inc.	307	106,962
American Assets Trust, Inc.	18,205	850,902
Braemar Hotels & Resorts, Inc.	11,477	107,769
CareTrust REIT, Inc.	32,591	766,051
Community Healthcare Trust, Inc.	8,076	359,786
EastGroup Properties, Inc.	11,867	1,483,612
Essential Properties Realty Trust, Inc.	25,337	580,471
First Industrial Realty Trust, Inc.	28,470	1,126,273
Four Corners Property Trust, Inc.	10,960	309,949
Front Yard Residential Corp.	11,243	129,969
GEO Group, Inc. (The)	4,827	83,700
Getty Realty Corp.	9,610	308,097
Global Net Lease, Inc.	22,587	440,446
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,581	512,486
Healthcare Realty Trust, Inc.	25,705	861,117
Independence Realty Trust, Inc.	20,632	295,244

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 8.6% (continued)
Industrial Logistics Properties Trust	6,663	$141,589
Innovative Industrial Properties, Inc.	4,415	407,814
Investors Real Estate Trust	2,943	219,754
Jernigan Capital, Inc.	8,682	167,128
Lexington Realty Trust	52,108	534,107
LTC Properties, Inc.	10,375	531,407
Monmouth Real Estate Investment Corp.	9,260	133,437
National Health Investors, Inc.	11,992	988,021
National Storage Affiliates Trust	12,363	412,553
NexPoint Residential Trust, Inc.	13,524	632,382
Physicians Realty Trust	43,585	773,634
Piedmont Office Realty Trust, Inc., Class A	18,980	396,302
PS Business Parks, Inc.	9,149	1,664,661
QTS Realty Trust, Inc., Class A	10,837	557,130
Rexford Industrial Realty, Inc.	28,830	1,269,097
Ryman Hospitality Properties, Inc.	3,890	318,241
Sabra Health Care REIT, Inc.	21,423	491,872
Safehold, Inc.	9,062	276,391
Seritage Growth Properties, Class A	3,313	140,769
STAG Industrial, Inc.	27,371	806,897
Terreno Realty Corp.	18,914	966,316
UMH Properties, Inc.	9,125	128,480
Universal Health Realty Income Trust	3,299	339,137
Xenia Hotels & Resorts, Inc.	10,939	231,032

		22,457,029

Food & Staples Retailing - 0.8%
Chefs’ Warehouse, Inc. (The) *	15,885	640,483
Ingles Markets, Inc., Class A	1,847	71,774
Natural Grocers by Vitamin Cottage, Inc. *	15,229	152,138
Performance Food Group Co. *	21,203	975,550
Weis Markets, Inc.	3,428	130,744

		1,970,689

Food Products - 2.1%
Calavo Growers, Inc.	940	89,469
Cal-Maine Foods, Inc.	2,278	91,018
Darling Ingredients, Inc. *	32,042	612,963
Freshpet, Inc. *	15,516	772,231
Hostess Brands, Inc. *	5,551	77,631
J&J Snack Foods Corp.	2,823	542,016
John B Sanfilippo & Son, Inc.	2,196	212,134
Lancaster Colony Corp.	7,044	976,651
Sanderson Farms, Inc.	5,734	867,726
Simply Good Foods Co. (The) *	27,518	797,747
Tootsie Roll Industries, Inc.	11,639	432,272

		5,471,858

Gas Utilities - 2.1%
Chesapeake Utilities Corp.	3,304	314,937
New Jersey Resources Corp.	20,038	906,119
Northwest Natural Holding Co.	4,516	322,172
ONE Gas, Inc.	14,755	1,418,103
South Jersey Industries, Inc.	3,874	127,493
Southwest Gas Holdings, Inc.	11,531	1,049,782
Spire, Inc.	13,984	1,219,964

		5,358,570

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings, Inc. *	28,024	$140,681
Antares Pharma, Inc. *	50,057	167,441
Apyx Medical Corp. *	18,249	123,546
AtriCure, Inc. *	8,994	224,310
Atrion Corp.	458	356,860
BioLife Solutions, Inc. *	6,199	103,058
BioSig Technologies, Inc. *(a)	22,335	184,264
Cardiovascular Systems, Inc. *	8,298	394,321
Cerus Corp. *	18,386	94,780
Conformis, Inc. *	57,970	107,824
CONMED Corp.	7,967	766,027
CryoLife, Inc. *	6,756	183,425
CryoPort, Inc. *	17,967	293,850
CytoSorbents Corp. *	15,501	77,970
GenMark Diagnostics, Inc. *	18,280	110,777
Glaukos Corp. *	9,263	579,030
Haemonetics Corp. *	9,143	1,153,298
Integer Holdings Corp. *	8,422	636,366
iRadimed Corp. *	6,247	131,312
Lantheus Holdings, Inc. *	12,210	306,044
Meridian Bioscience, Inc.	7,875	74,734
Mesa Laboratories, Inc.	759	180,467
Misonix, Inc. *	4,919	98,872
Nevro Corp. *	1,244	106,947
Novocure Ltd. *	26,129	1,953,927
NuVasive, Inc. *	5,349	339,020
Orthofix Medical, Inc. *	2,308	122,370
OrthoPediatrics Corp. *	3,983	140,441
Quidel Corp. *	1,161	71,227
Surmodics, Inc. *	2,425	110,920
Tactile Systems Technology, Inc. *	1,626	68,812
Tandem Diabetes Care, Inc. *	15,576	918,672
Wright Medical Group NV *	18,022	371,794
Zynex, Inc. (a)	24,840	236,228

		10,929,615

Health Care Providers & Services - 2.3%
Addus HomeCare Corp. *	5,493	435,485
Amedisys, Inc. *	7,993	1,047,163
BioTelemetry, Inc. *	1,917	78,079
Catasys, Inc. *(a)	11,374	179,254
CorVel Corp. *	5,710	432,247
Ensign Group, Inc. (The)	16,839	798,674
Joint Corp. (The) *	11,027	205,212
LHC Group, Inc. *	8,171	927,899
MedCath Corp. (3)*(b)	10,300	—
National HealthCare Corp.	3,223	263,803
National Research Corp.	5,727	330,734
PetIQ, Inc. *(a)	7,201	196,299
Providence Service Corp. (The) *	1,978	117,612
R1 RCM, Inc. *	40,756	363,951
RadNet, Inc. *	9,846	141,389
Triple-S Management Corp., Class B *	4,994	66,920
US Physical Therapy, Inc.	3,691	481,860

		6,066,581

Health Care Technology - 1.3%
HealthStream, Inc. *	3,591	92,971
HMS Holdings Corp. *	25,622	883,062

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Technology - 1.3% (continued)
Inovalon Holdings, Inc., Class A *	39,590	$648,880
Inspire Medical Systems, Inc. *	7,668	467,901
NextGen Healthcare, Inc. *	5,801	90,902
Omnicell, Inc. *	11,161	806,606
OptimizeRx Corp. *	12,747	184,577
Simulations Plus, Inc.	3,579	124,191

		3,299,090

Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	2,077	88,625
Churchill Downs, Inc.	7,696	950,110
Cracker Barrel Old Country Store, Inc. (a)	4,084	664,263
Dave & Buster’s Entertainment, Inc.	1,792	69,798
Del Taco Restaurants, Inc. *	7,517	76,861
Denny’s Corp. *	18,386	418,557
Dine Brands Global, Inc.	5,241	397,582
Drive Shack, Inc. *	24,122	103,966
El Pollo Loco Holdings, Inc. *	11,570	126,807
Everi Holdings, Inc. *	20,835	176,264
International Speedway Corp., Class A	2,491	112,120
Jack in the Box, Inc.	1,658	151,077
Lindblad Expeditions Holdings, Inc. *	11,538	193,377
Monarch Casino & Resort, Inc. *	3,285	136,952
Papa John’s International, Inc. (a)	1,834	96,010
RCI Hospitality Holdings, Inc.	6,192	128,050
Ruth’s Hospitality Group, Inc.	5,414	110,527
SeaWorld Entertainment, Inc. *	23,755	625,232
Shake Shack, Inc., Class A *	6,415	628,927
Wingstop, Inc.	9,497	828,898

		6,084,003

Household Durables - 2.7%
GoPro, Inc., Class A *	16,311	84,573
Helen of Troy Ltd. *	7,576	1,194,432
Installed Building Products, Inc. *	4,024	230,736
iRobot Corp. *	1,209	74,559
KB Home	19,274	655,316
La-Z-Boy, Inc.	4,436	149,005
LGI Homes, Inc. *	6,083	506,836
M/I Homes, Inc. *	7,773	292,653
MDC Holdings, Inc.	26,348	1,135,599
Meritage Homes Corp. *	17,828	1,254,200
Taylor Morrison Home Corp. *	25,655	665,491
TopBuild Corp. *	7,115	686,099
TRI Pointe Group, Inc. *	5,478	82,389
Universal Electronics, Inc. *	2,539	129,235

		7,141,123

Household Products - 0.2%
WD-40 Co.	3,485	639,637

Independent Power and Renewable Electricity Producers - 0.9%
Ormat Technologies, Inc.	7,606	565,050
Pattern Energy Group, Inc., Class A	27,424	738,528
TerraForm Power, Inc., Class A	58,485	1,065,889

		2,369,467

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	5,206	174,193

INVESTMENTS	SHARES	VALUE
Insurance - 2.8%
Ambac Financial Group, Inc. *	11,032	$215,676
AMERISAFE, Inc.	3,902	257,961
Argo Group International Holdings Ltd.	8,292	582,430
eHealth, Inc. *	7,564	505,200
Employers Holdings, Inc.	2,987	130,173
FBL Financial Group, Inc., Class A	4,873	289,992
Goosehead Insurance, Inc., Class A (a)	13,677	674,960
HCI Group, Inc.	2,833	119,099
Heritage Insurance Holdings, Inc.	8,281	123,801
James River Group Holdings Ltd.	3,828	196,147
Kinsale Capital Group, Inc.	8,421	869,974
MBIA, Inc. *	16,474	152,055
National General Holdings Corp.	13,860	319,057
National Western Life Group, Inc., Class A	374	100,370
RLI Corp.	11,531	1,071,345
Safety Insurance Group, Inc.	2,448	248,056
Selective Insurance Group, Inc.	14,406	1,083,187
State Auto Financial Corp.	3,981	128,945
United Fire Group, Inc.	4,018	188,766
United Insurance Holdings Corp.	8,651	121,027

		7,378,221

Interactive Media & Services - 0.2%
Cargurus, Inc. *	4,851	150,138
DHI Group, Inc. *	47,997	184,789
Liberty TripAdvisor Holdings, Inc., Class A *	9,007	84,756
Meet Group, Inc. (The) *	35,928	117,664
Travelzoo *	8,406	89,860

		627,207

Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A *	19,297	285,499
Quotient Technology, Inc. *	10,253	80,179
Rubicon Project, Inc. (The) *	47,958	417,714

		783,392

IT Services - 3.4%
Brightcove, Inc. *	14,222	149,046
Cardtronics plc, Class A *	8,790	265,810
CSG Systems International, Inc.	7,467	385,894
EVERTEC, Inc.	25,539	797,328
Evo Payments, Inc., Class A *	19,557	549,943
ExlService Holdings, Inc. *	2,232	149,455
Hackett Group, Inc. (The)	12,491	205,602
I3 Verticals, Inc., Class A *	7,821	157,358
KBR, Inc.	37,096	910,336
LiveRamp Holdings, Inc. *	13,187	566,513
ManTech International Corp., Class A	7,994	570,851
MAXIMUS, Inc.	13,912	1,074,841
NIC, Inc.	11,584	239,210
Paysign, Inc. *(a)	24,739	249,864
Perficient, Inc. *	8,969	346,024
Perspecta, Inc.	32,668	853,288
Science Applications International Corp.	9,217	805,105
TTEC Holdings, Inc.	8,587	411,146
Tucows, Inc., Class A *	1,663	90,068
Unisys Corp. *	12,781	94,963

		8,872,645

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Leisure Products - 0.1%
Acushnet Holdings Corp.	10,759	$284,037
Clarus Corp.	7,761	90,998

		375,035

Life Sciences Tools & Services - 1.5%
ChromaDex Corp. *	19,184	75,489
Codexis, Inc. *	16,220	222,457
Fluidigm Corp. *	25,824	119,565
Luminex Corp.	3,944	81,444
Medpace Holdings, Inc. *	10,449	878,134
NanoString Technologies, Inc. *	16,439	354,918
NeoGenomics, Inc. *	36,106	690,347
Quanterix Corp. *	10,752	236,114
Syneos Health, Inc. *	21,219	1,129,063

		3,787,531

Machinery - 2.7%
Alamo Group, Inc.	1,821	214,368
Albany International Corp., Class A	8,177	737,238
Barnes Group, Inc.	1,979	101,998
Chart Industries, Inc. *	7,941	495,201
Columbus McKinnon Corp.	3,124	113,807
Commercial Vehicle Group, Inc. *	14,417	103,947
Douglas Dynamics, Inc.	2,759	122,969
Energy Recovery, Inc. *	7,795	72,221
ESCO Technologies, Inc.	7,019	558,432
Federal Signal Corp.	15,704	514,149
Franklin Electric Co., Inc.	7,062	337,634
Harsco Corp. *	14,883	282,182
John Bean Technologies Corp.	5,606	557,405
Kadant, Inc.	1,365	119,833
Kennametal, Inc.	2,550	78,387
Luxfer Holdings plc (United Kingdom)	9,687	150,923
Meritor, Inc. *	14,053	259,980
Mueller Industries, Inc.	4,668	133,878
RBC Bearings, Inc. *	5,129	850,952
Rexnord Corp. *	9,955	269,283
SPX Corp. *	3,682	147,317
TriMas Corp. *	7,895	241,982
Watts Water Technologies, Inc., Class A	6,487	608,026

		7,072,112

Marine - 0.2%
Genco Shipping & Trading Ltd. *	13,539	124,559
Matson, Inc.	9,445	354,282

		478,841

Media - 0.9%
Cardlytics, Inc. *	3,986	133,611
EW Scripps Co. (The), Class A	18,115	240,567
Fluent, Inc. *	42,487	116,202
Gray Television, Inc. *	20,859	340,419
Marchex, Inc., Class B *	27,677	86,906
Meredith Corp.	2,706	99,202
MSG Networks, Inc., Class A *	4,434	71,920
National CineMedia, Inc.	20,851	170,978
Scholastic Corp.	2,861	108,031
TechTarget, Inc. *	4,399	99,087

INVESTMENTS	SHARES	VALUE
Media - 0.9% (continued)
TEGNA, Inc.	57,678	$895,739

		2,362,662

Metals & Mining - 0.5%
Cleveland-Cliffs, Inc.	30,555	220,607
Materion Corp.	5,109	313,488
Novagold Resources, Inc. (Canada) *	82,520	500,896
Warrior Met Coal, Inc.	13,070	255,127

		1,290,118

Multi-Utilities - 1.2%
Black Hills Corp.	18,597	1,426,948
NorthWestern Corp.	18,119	1,359,831
Unitil Corp.	4,831	306,478

		3,093,257

Oil, Gas & Consumable Fuels - 1.3%
Arch Coal, Inc., Class A	2,363	175,334
Clean Energy Fuels Corp. *	53,673	110,835
CVR Energy, Inc.	25,090	1,104,713
DHT Holdings, Inc.	36,833	226,523
Energy Fuels, Inc. *(a)	48,902	94,381
GasLog Ltd. (Monaco)	8,559	109,983
Par Pacific Holdings, Inc. *	3,292	75,255
REX American Resources Corp. *	1,920	146,554
Scorpio Tankers, Inc. (Monaco)	11,875	353,400
World Fuel Services Corp.	22,826	911,670

		3,308,648

Personal Products - 0.5%
elf Beauty, Inc. *	4,798	84,013
Inter Parfums, Inc.	9,566	669,333
Lifevantage Corp. *	14,417	197,513
Revlon, Inc., Class A *(a)	10,048	236,027

		1,186,886

Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. *	11,834	234,668
ANI Pharmaceuticals, Inc. *	2,621	191,019
Axsome Therapeutics, Inc. *(a)	16,290	329,710
BioDelivery Sciences International, Inc. *	48,854	205,675
Cara Therapeutics, Inc. *	12,273	224,350
Chiasma, Inc. *	34,939	172,948
CorMedix, Inc. *(a)	19,639	125,297
Dermira, Inc. *	9,808	62,673
Odonate Therapeutics, Inc. *	3,656	95,166
Pacira BioSciences, Inc. *	10,202	388,390
Reata Pharmaceuticals, Inc., Class A *	9,149	734,573
Zogenix, Inc. *	2,149	86,046
Zynerba Pharmaceuticals, Inc. *(a)	12,093	91,423

		2,941,938

Professional Services - 2.3%
Barrett Business Services, Inc.	1,303	115,732
CBIZ, Inc. *	11,492	270,062
CRA International, Inc.	2,110	88,557
Exponent, Inc.	15,441	1,079,326
FTI Consulting, Inc. *	11,900	1,261,281
Heidrick & Struggles International, Inc.	3,534	96,478
Huron Consulting Group, Inc. *	6,817	418,155

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 2.3% (continued)
ICF International, Inc.	5,218	$440,764
Insperity, Inc.	6,904	680,873
Kelly Services, Inc., Class A	4,082	98,866
Kforce, Inc.	8,739	330,640
Mistras Group, Inc. *	8,171	134,004
TriNet Group, Inc. *	15,467	961,893
Willdan Group, Inc. *	3,674	128,884

		6,105,515

Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings, Inc.	28,049	614,834
Marcus & Millichap, Inc. *	7,208	255,812

		870,646

Road & Rail - 0.5%
ArcBest Corp.	3,759	114,462
Avis Budget Group, Inc. *	4,384	123,892
Heartland Express, Inc.	6,803	146,333
Hertz Global Holdings, Inc. *	25,749	356,366
Marten Transport Ltd.	6,117	127,111
Saia, Inc. *	816	76,459
Universal Logistics Holdings, Inc.	10,576	246,209

		1,190,832

Semiconductors & Semiconductor Equipment - 3.5%
Adesto Technologies Corp. *	11,284	96,591
Alpha & Omega Semiconductor Ltd. *	12,820	157,430
Ambarella, Inc. *	10,556	663,286
Brooks Automation, Inc.	10,086	373,485
Cabot Microelectronics Corp.	2,809	396,659
Cirrus Logic, Inc. *	11,372	609,312
Diodes, Inc. *	11,784	473,128
Enphase Energy, Inc. *	38,590	857,856
FormFactor, Inc. *	19,161	357,257
Impinj, Inc. *	10,810	333,272
Inphi Corp. *	15,302	934,187
Lattice Semiconductor Corp. *	53,427	976,913
MaxLinear, Inc. *	18,183	406,936
Nanometrics, Inc. *	3,094	100,926
NeoPhotonics Corp. *	12,452	75,833
NVE Corp.	1,674	111,070
PDF Solutions, Inc. *	10,331	135,026
Photronics, Inc. *	22,755	247,574
Power Integrations, Inc.	2,026	183,211
Semtech Corp. *	10,021	487,121
Silicon Laboratories, Inc. *	4,030	448,740
SunPower Corp. *(a)	40,060	439,458
Xperi Corp.	14,383	297,440

		9,162,711

Software - 6.1%
8x8, Inc. *	12,491	258,814
ACI Worldwide, Inc. *	28,849	903,695
Agilysys, Inc. *	10,820	277,100
Alarm.com Holdings, Inc. *	7,656	357,076
Altair Engineering, Inc., Class A *	12,266	424,649
Appfolio, Inc., Class A *	9,149	870,436
Appian Corp. *	4,431	210,473
Benefitfocus, Inc. *	3,987	94,930
Blackline, Inc. *	12,641	604,366

INVESTMENTS	SHARES	VALUE
Software - 6.1% (continued)
Bottomline Technologies DE, Inc. *	2,120	$83,422
Cornerstone OnDemand, Inc. *	11,815	647,698
Digimarc Corp. *	4,634	181,143
Digital Turbine, Inc. *	67,953	437,957
eGain Corp. *	14,197	113,647
Envestnet, Inc. *	8,814	499,754
Everbridge, Inc. *	9,665	596,427
Five9, Inc. *	15,236	818,783
ForeScout Technologies, Inc. *	2,183	82,779
Intelligent Systems Corp. *	8,097	336,349
j2 Global, Inc.	5,214	473,535
LivePerson, Inc. *	23,244	829,811
MobileIron, Inc. *	44,130	288,831
Model N, Inc. *	8,960	248,730
OneSpan, Inc. *	6,082	88,189
Progress Software Corp.	4,540	172,792
PROS Holdings, Inc. *	12,602	751,079
Q2 Holdings, Inc. *	12,032	948,964
QAD, Inc., Class A	3,254	150,270
Rapid7, Inc. *	15,507	703,863
SecureWorks Corp., Class A *	18,112	234,188
SharpSpring, Inc. *	12,808	124,238
SPS Commerce, Inc. *	12,085	568,841
Synchronoss Technologies, Inc. *	18,043	97,432
Telaria, Inc. *	32,273	223,006
Telenav, Inc. *	20,491	97,947
Upland Software, Inc. *	8,603	299,901
Verint Systems, Inc. *	15,650	669,507
Workiva, Inc. *	15,131	663,192
Yext, Inc. *	5,734	91,113
Zix Corp. *	34,017	246,283

		15,771,210

Specialty Retail - 2.4%
Aaron’s, Inc.	16,772	1,077,769
America’s Car-Mart, Inc. *	4,344	398,345
Asbury Automotive Group, Inc. *	3,639	372,379
Boot Barn Holdings, Inc. *	9,631	336,122
Container Store Group, Inc. (The) *	21,068	93,121
Group 1 Automotive, Inc.	3,181	293,638
Haverty Furniture Cos., Inc.	5,451	110,492
Lithia Motors, Inc., Class A	5,813	769,525
MarineMax, Inc. *	5,557	86,022
Monro, Inc.	9,618	759,918
Murphy USA, Inc. *	6,728	573,898
Rent-A-Center, Inc.	25,733	663,654
RH *	752	128,464
Sleep Number Corp. *	7,906	326,676
Sonic Automotive, Inc., Class A	7,159	224,864

		6,214,887

Technology Hardware, Storage & Peripherals - 0.3%
AstroNova, Inc.	5,343	86,397
Avid Technology, Inc. *	34,199	211,692
Diebold Nixdorf, Inc. *	13,346	149,475
Immersion Corp. *	12,745	97,499
Stratasys Ltd. *	16,532	352,214

		897,277

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. *	17,350	$481,636
Deckers Outdoor Corp. *	6,944	1,023,268
Rocky Brands, Inc.	8,117	269,728
Unifi, Inc. *	3,572	78,298

		1,852,930

Thrifts & Mortgage Finance - 2.1%
Capitol Federal Financial, Inc.	27,781	382,822
Essent Group Ltd.	23,830	1,135,976
Federal Agricultural Mortgage Corp., Class C	1,236	100,932
First Defiance Financial Corp.	6,000	173,790
Meridian Bancorp, Inc.	9,061	169,894
NMI Holdings, Inc., Class A *	22,902	601,406
Northfield Bancorp, Inc.	9,328	149,808
Northwest Bancshares, Inc.	10,283	168,538
PennyMac Financial Services, Inc. *	20,820	632,512
Radian Group, Inc.	54,346	1,241,263
Washington Federal, Inc.	5,993	221,681
Waterstone Financial, Inc.	21,385	367,394

		5,346,016

Tobacco - 0.2%
Turning Point Brands, Inc.	9,284	214,089
Universal Corp.	3,353	183,778

		397,867

Trading Companies & Distributors - 0.9%
Aircastle Ltd.	4,715	105,757
Applied Industrial Technologies, Inc.	2,135	121,268
BlueLinx Holdings, Inc. *(a)	2,918	94,339
BMC Stock Holdings, Inc. *	10,573	276,801
DXP Enterprises, Inc. *	4,397	152,664
Foundation Building Materials, Inc. *	4,524	70,077
GATX Corp.	7,716	598,221
Kaman Corp.	2,836	168,629
Lawson Products, Inc. *	4,656	180,327
NOW, Inc. *	20,665	237,027
Systemax, Inc.	4,200	92,442
Triton International Ltd.	10,151	343,510

		2,441,062

Water Utilities - 1.0%
American States Water Co.	13,494	1,212,571
AquaVenture Holdings Ltd. *	9,538	185,323
California Water Service Group	11,370	601,814
Middlesex Water Co.	4,865	316,031
SJW Group	3,911	267,082

		2,582,821

Wireless Telecommunication Services - 0.1%
Gogo, Inc. *(a)	20,007	120,642
Shenandoah Telecommunications Co.	8,620	273,858

		394,500

TOTAL COMMON STOCKS (Cost $218,973,081)		253,935,868

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
INVESTMENT COMPANIES - 2.3%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $6,055,854)	6,056,051	$6,056,656

SECURITIES LENDING COLLATERAL - 2.4%

Investment Companies - 2.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (c)(d)	766,784	766,784
Limited Purpose Cash Investment Fund 2.01% (c)(d)	5,502,431	5,502,981

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,269,215)		6,269,765

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.3% (Cost $231,298,150)		266,262,289

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)% (e)		(5,895,387)

NET ASSETS - 100.0%		$260,366,902

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$6,862,867	2.6%
Consumer Discretionary	29,853,007	11.5
Consumer Staples	11,946,775	4.6
Energy	4,261,860	1.6
Financials	26,424,227	10.1
Health Care	43,205,667	16.6
Industrials	42,686,444	16.4
Information Technology	43,396,988	16.8
Materials	4,066,049	1.6
Real Estate	23,327,675	8.9
Utilities	17,904,309	6.9
Short-Term Investments	6,056,656	2.3
Securities Lending Collateral	6,269,765	2.4

Total Investments In Securities At Value	266,262,289	102.3
Liabilities in Excess of Other Assets (e)	(5,895,387)	(2.3)

Net Assets	$260,366,902	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $6,031,174.
(b)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $0, which represents approximately 0.00% of net assets of the fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND

(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	49	12/2019	USD	$3,736,250	$(141,096)

					$(141,096)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$319,245	$319,245

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Australia - 7.9%
AGL Energy Ltd.	23,781	$307,654
Alumina Ltd.	98,075	157,129
Aristocrat Leisure Ltd.	16,084	332,538
ASX Ltd.	10,855	594,848
Aurizon Holdings Ltd.	118,500	472,382
AusNet Services	141,964	173,926
Australia & New Zealand Banking Group Ltd.	52,624	1,010,890
BHP Group plc	148,076	3,162,799
Brambles Ltd.	84,666	652,013
CIMIC Group Ltd.	8,747	185,857
Coca-Cola Amatil Ltd.	36,317	261,335
Cochlear Ltd.	2,874	404,442
Coles Group Ltd.	46,040	478,655
Commonwealth Bank of Australia	83,796	4,571,023
Computershare Ltd.	23,124	252,787
Crown Resorts Ltd.	23,014	187,213
CSL Ltd.	22,793	3,603,843
Dexus, REIT	81,339	655,164
Flight Centre Travel Group Ltd.	6,498	208,712
Fortescue Metals Group Ltd.	168,371	1,002,180
Goodman Group, REIT	176,733	1,691,650
GPT Group (The), REIT	107,502	447,037
Insurance Australia Group Ltd.	85,634	456,939
Macquarie Group Ltd.	17,127	1,518,174
Medibank Pvt Ltd.	92,539	212,518
Mirvac Group, REIT	276,150	570,489
National Australia Bank Ltd.	20,726	415,561
Newcrest Mining Ltd.	59,255	1,367,348
Orica Ltd.	17,801	271,078
QBE Insurance Group Ltd.	57,498	487,721
Ramsay Health Care Ltd.	4,792	209,938
REA Group Ltd.	6,482	473,881
Rio Tinto plc	22,098	1,148,712
Santos Ltd.	128,134	668,116
Scentre Group, REIT	86,792	230,263
SEEK Ltd.	9,990	144,909
Sonic Healthcare Ltd.	20,566	389,953
Suncorp Group Ltd.	19,638	180,931
Telstra Corp. Ltd.	604,689	1,433,394
Treasury Wine Estates Ltd.	14,996	188,228
Vicinity Centres, REIT	114,493	198,644
Wesfarmers Ltd.	70,652	1,898,266
Woodside Petroleum Ltd.	21,340	466,218
Woolworths Group Ltd.	33,704	848,115

		34,593,473

Austria - 0.2%
ANDRITZ AG	6,457	263,867
Verbund AG	9,306	509,179

		773,046

Belgium - 0.9%
Ageas	18,084	1,002,488
Anheuser-Busch InBev SA/NV	9,082	864,421
Colruyt SA	12,908	707,132
Groupe Bruxelles Lambert SA	2,194	210,598

INVESTMENTS	SHARES	VALUE
Belgium - 0.9% (continued)
Proximus SADP	7,418	$220,418
UCB SA	12,890	935,200

		3,940,257

Canada - 12.2%
Agnico Eagle Mines Ltd. (1)	23,117	1,238,863
Alimentation Couche-Tard, Inc., Class B (1)	76,886	2,356,170
Atco Ltd., Class I (1)	3,492	127,782
Aurora Cannabis, Inc. (1)*(a)	30,433	133,691
Barrick Gold Corp. (1)	119,504	2,067,428
BCE, Inc. (1)	54,040	2,613,793
Brookfield Asset Management, Inc., Class A (1)	55,145	2,928,219
CAE, Inc. (1)	27,978	710,827
Cameco Corp. (1)	15,813	150,151
Canadian National Railway Co. (1)	37,895	3,402,640
Canadian Pacific Railway Ltd. (1)	8,659	1,924,280
Canadian Tire Corp. Ltd., Class A (1)	1,703	191,105
Canadian Utilities Ltd., Class A (1)	13,369	394,052
Canopy Growth Corp. (1)*(a)	7,318	167,643
CCL Industries, Inc., Class B (1)	4,081	164,614
CGI, Inc. (1)*	20,293	1,604,630
Constellation Software, Inc. (1)	1,641	1,638,894
Cronos Group, Inc. (1)*(a)	32,818	296,510
Emera, Inc. (1)	30,171	1,324,486
Empire Co. Ltd., Class A (1)	36,234	981,027
Enbridge, Inc. (1)	84,623	2,970,125
Fairfax Financial Holdings Ltd. (1)	386	170,151
Fortis, Inc. (1)	45,397	1,919,226
Franco-Nevada Corp. (1)	19,050	1,735,831
Gildan Activewear, Inc. (1)	18,704	663,820
H&R REIT, REIT (1)	21,589	376,913
Hydro One Ltd. (1)(b)	30,089	556,199
Intact Financial Corp. (1)	9,683	974,549
International Petroleum Corp. *	14,226	50,798
Kinross Gold Corp. (1)*	30,388	139,915
Loblaw Cos. Ltd. (1)	23,372	1,331,208
Metro, Inc. (1)	26,536	1,168,317
Nutrien Ltd. (1)	7,203	358,832
Onex Corp. (1)	2,666	165,270
Open Text Corp. (1)	15,652	638,438
Pembina Pipeline Corp. (1)	24,468	906,988
Restaurant Brands International, Inc. (1)	26,719	1,899,785
RioCan REIT, REIT (1)	20,772	413,606
Rogers Communications, Inc., Class B (1)	26,479	1,289,723
Royal Bank of Canada (1)	31,083	2,521,410
Shaw Communications, Inc., Class B (1)	11,563	227,184
Shopify, Inc., Class A (1)*	7,360	2,290,469
SmartCentres REIT, REIT (1)	15,725	385,751
TC Energy Corp. (1)	39,785	2,060,045
Thomson Reuters Corp. (1)	39,570	2,644,770
Wheaton Precious Metals Corp. (1)	18,753	491,738
WSP Global, Inc. (1)	10,798	631,082

		53,398,948

China - 0.0% (c)
Yangzijiang Shipbuilding Holdings Ltd.	182,700	127,032

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Denmark - 2.4%
Carlsberg A/S, Class B	5,906	$872,777
Chr Hansen Holding A/S	6,913	585,626
Coloplast A/S, Class B	8,442	1,015,707
Demant A/S *	5,727	146,611
DSV A/S	11,619	1,104,387
Genmab A/S *	2,232	453,506
Novo Nordisk A/S, Class B	39,312	2,031,494
Novozymes A/S, Class B	3,754	157,897
Orsted A/S (b)	22,353	2,077,905
Tryg A/S	28,517	817,025
Vestas Wind Systems A/S	13,585	1,053,896

		10,316,831

Finland - 1.0%
Elisa OYJ	11,401	587,770
Fortum OYJ	27,798	657,041
Kone OYJ, Class B	19,392	1,103,606
Neste OYJ	34,863	1,153,430
Nokia OYJ	68,242	344,643
Orion OYJ, Class B	6,178	230,210
UPM-Kymmene OYJ	9,463	279,429

		4,356,129

France - 9.8%
Accor SA	3,636	151,561
Aeroports de Paris	1,043	185,519
Air Liquide SA	5,749	818,198
Airbus SE	33,677	4,372,235
AXA SA	23,258	593,865
Bouygues SA	5,122	205,119
Capgemini SE	2,544	299,559
Cie Generale des Etablissements Michelin SCA	4,645	517,188
CNP Assurances	10,550	203,875
Credit Agricole SA	24,445	295,877
Danone SA	2,756	242,753
Dassault Systemes SE	13,270	1,890,396
Edenred	14,443	692,828
Electricite de France SA	62,504	699,199
EssilorLuxottica SA	6,672	961,964
Hermes International	2,446	1,689,401
Ipsen SA	4,868	461,810
Kering SA	2,583	1,316,258
Legrand SA	2,988	213,155
L’Oreal SA	9,921	2,774,594
LVMH Moet Hennessy Louis Vuitton SE	16,345	6,485,038
Orange SA	52,517	821,993
Pernod Ricard SA	4,863	865,521
Peugeot SA	17,342	432,834
Safran SA	17,156	2,701,218
Sanofi	39,457	3,655,012
Schneider Electric SE	10,401	909,485
SCOR SE	9,686	399,910
SEB SA	1,036	157,236
Sodexo SA	3,300	370,435
Teleperformance	1,125	243,762
Thales SA	10,010	1,150,659
TOTAL SA	38,584	2,008,943

INVESTMENTS	SHARES	VALUE
France - 9.8% (continued)
Ubisoft Entertainment SA *	4,740	$341,709
Veolia Environnement SA	28,559	723,446
Vinci SA	20,644	2,223,753
Vivendi SA	30,525	835,248

		42,911,556

Germany - 7.3%
adidas AG	7,474	2,326,430
Allianz SE (Registered)	22,304	5,191,746
Aroundtown SA	24,236	198,236
Beiersdorf AG	1,077	126,984
Carl Zeiss Meditec AG	4,343	494,995
Delivery Hero SE *(b)	5,004	222,154
Deutsche Boerse AG	9,893	1,542,903
Deutsche Telekom AG (Registered)	176,473	2,959,983
Deutsche Wohnen SE	12,722	464,397
E.ON SE	97,809	950,958
Fraport AG Frankfurt Airport Services Worldwide	3,366	285,287
Hannover Rueck SE	7,005	1,183,909
HOCHTIEF AG	2,273	259,032
Merck KGaA	10,345	1,165,361
METRO AG	13,707	216,247
MTU Aero Engines AG	4,854	1,289,792
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,765	2,522,279
Puma SE	10,941	846,567
RWE AG	38,686	1,209,037
SAP SE	42,181	4,963,580
Symrise AG	8,607	836,676
Volkswagen AG	1,966	337,964
Vonovia SE	43,455	2,204,698
Wirecard AG	812	129,952

		31,929,167

Hong Kong - 4.0%
AIA Group Ltd.	594,600	5,607,703
CK Asset Holdings Ltd.	25,000	169,377
CLP Holdings Ltd.	60,500	635,909
Hang Lung Properties Ltd.	113,000	256,452
Hang Seng Bank Ltd.	21,200	456,809
Henderson Land Development Co. Ltd.	84,700	394,517
Hong Kong & China Gas Co. Ltd.	734,495	1,431,625
Hong Kong Exchanges & Clearing Ltd.	38,500	1,128,437
Hysan Development Co. Ltd.	54,000	217,762
Link REIT, REIT	158,500	1,748,393
MTR Corp. Ltd.	61,500	344,902
New World Development Co. Ltd.	333,000	432,454
NWS Holdings Ltd.	152,000	235,428
PCCW Ltd.	302,000	169,540
Power Assets Holdings Ltd.	27,500	184,603
Sino Land Co. Ltd.	222,000	333,669
Sun Hung Kai Properties Ltd.	63,500	912,542
Swire Pacific Ltd., Class A	60,000	558,437
Swire Properties Ltd.	108,400	340,203
Techtronic Industries Co. Ltd.	100,500	699,499
Vitasoy International Holdings Ltd.	42,000	170,245
WH Group Ltd. (b)	537,500	481,362

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 4.0% (continued)
Wharf Real Estate Investment Co. Ltd.	47,000	$256,691
Wheelock & Co. Ltd.	25,000	142,429

		17,308,988

Italy - 2.2%
Assicurazioni Generali SpA	46,708	905,187
Davide Campari-Milano SpA	53,844	486,370
Enel SpA	443,609	3,313,446
Ferrari NV	11,277	1,740,189
Leonardo SpA	20,965	246,444
Mediobanca Banca di Credito Finanziario SpA	17,231	188,090
Moncler SpA	14,620	521,106
Poste Italiane SpA (b)	41,838	475,577
Recordati SpA	4,915	210,798
Snam SpA	85,811	433,451
Terna Rete Elettrica Nazionale SpA	154,257	990,747

		9,511,405

Japan - 16.6%
Advantest Corp.	22,500	1,003,005
Aeon Mall Co. Ltd.	10,300	162,960
Alfresa Holdings Corp.	14,100	315,929
Amada Holdings Co. Ltd.	19,900	215,646
ANA Holdings, Inc. (a)	18,600	626,625
Asahi Group Holdings Ltd.	2,900	144,023
Asahi Intecc Co. Ltd.	26,200	691,250
Bandai Namco Holdings, Inc.	18,000	1,122,437
Benesse Holdings, Inc.	7,700	200,586
Central Japan Railway Co.	3,600	742,354
Chubu Electric Power Co., Inc.	9,300	134,902
Chugai Pharmaceutical Co. Ltd.	21,100	1,648,906
Chugoku Electric Power Co., Inc. (The)	34,500	443,977
Daifuku Co. Ltd.	9,300	483,843
Daiichi Sankyo Co. Ltd.	33,300	2,104,207
Daikin Industries Ltd.	8,100	1,068,302
Daiwa House REIT Investment Corp., REIT	45	126,602
East Japan Railway Co.	2,500	239,056
FamilyMart Co. Ltd.	7,900	193,023
Fast Retailing Co. Ltd.	3,700	2,207,233
FUJIFILM Holdings Corp.	20,500	903,034
Fujitsu Ltd.	4,900	393,814
GMO Payment Gateway, Inc.	4,000	268,493
Hakuhodo DY Holdings, Inc.	12,900	187,445
Hamamatsu Photonics KK	9,300	346,967
Hikari Tsushin, Inc.	4,100	889,469
Hitachi Chemical Co. Ltd.	12,100	396,917
Hitachi High-Technologies Corp.	5,400	313,903
Hitachi Ltd.	22,800	853,865
Hoya Corp.	23,200	1,900,148
Hulic Co. Ltd.	19,900	204,306
ITOCHU Corp.	33,600	695,978
Itochu Techno-Solutions Corp.	7,500	199,215
Japan Airlines Co. Ltd.	10,100	299,964
Japan Airport Terminal Co. Ltd.	4,900	213,299
Japan Prime Realty Investment Corp., REIT	123	583,723
Japan Real Estate Investment Corp., REIT	154	1,032,771

INVESTMENTS	SHARES	VALUE
Japan - 16.6% (continued)
Japan Retail Fund Investment Corp., REIT	198	$418,968
Kakaku.com, Inc.	18,700	461,955
Kamigumi Co. Ltd.	9,000	204,444
Kao Corp.	8,100	600,833
Keihan Holdings Co. Ltd.	10,300	458,951
Keio Corp.	7,200	449,578
Keisei Electric Railway Co. Ltd.	12,000	495,398
Keyence Corp.	4,180	2,601,868
Kikkoman Corp.	7,200	345,417
Kintetsu Group Holdings Co. Ltd.	6,100	318,409
Kobayashi Pharmaceutical Co. Ltd.	2,900	221,475
Konami Holdings Corp.	4,800	232,529
Konica Minolta, Inc.	17,600	123,139
Kurita Water Industries Ltd.	6,600	177,683
Kyocera Corp.	15,500	966,434
Kyowa Kirin Co. Ltd.	7,700	149,952
Kyushu Railway Co.	6,500	207,479
Lion Corp.	9,500	187,933
Marui Group Co. Ltd.	14,900	315,692
McDonald’s Holdings Co. Japan Ltd.	11,000	532,811
Medipal Holdings Corp.	8,800	196,436
MEIJI Holdings Co. Ltd.	2,300	168,239
Mitsubishi Corp.	5,000	123,115
Mitsubishi Estate Co. Ltd.	25,600	495,015
Mitsubishi Heavy Industries Ltd.	15,500	609,280
Mitsui & Co. Ltd.	8,600	141,267
Mitsui Fudosan Co. Ltd.	7,700	191,631
MonotaRO Co. Ltd.	5,500	145,080
MS&AD Insurance Group Holdings, Inc.	6,300	204,776
Murata Manufacturing Co. Ltd.	2,700	130,862
Nintendo Co. Ltd.	400	148,999
Nippon Building Fund, Inc., REIT	184	1,413,700
Nippon Express Co. Ltd.	3,900	199,745
Nippon Prologis REIT, Inc., REIT (a)	142	389,377
Nippon Telegraph & Telephone Corp.	43,200	2,066,848
Nissan Chemical Corp.	10,400	435,456
Nisshin Seifun Group, Inc.	21,700	402,386
Nissin Foods Holdings Co. Ltd.	3,400	246,401
Nitori Holdings Co. Ltd.	1,100	161,425
Nomura Real Estate Holdings, Inc.	8,600	186,428
Nomura Real Estate Master Fund, Inc., REIT	277	500,314
Nomura Research Institute Ltd.	21,000	419,621
NTT DOCOMO, Inc.	10,000	255,346
Obic Co. Ltd.	8,700	996,948
Odakyu Electric Railway Co. Ltd.	9,000	216,182
Olympus Corp.	57,300	776,294
Omron Corp. (a)	6,200	341,652
Oracle Corp. Japan	3,200	278,964
Oriental Land Co. Ltd.	15,500	2,362,440
Pan Pacific International Holdings Corp.	42,800	716,575
Park24 Co. Ltd.	8,600	199,787
PeptiDream, Inc. *	7,900	377,614
Rakuten, Inc.	71,900	712,714
Recruit Holdings Co. Ltd.	47,700	1,457,402
Sankyo Co. Ltd.	7,700	264,968
Santen Pharmaceutical Co. Ltd.	12,000	209,707
Secom Co. Ltd.	8,100	741,198
Sega Sammy Holdings, Inc.	13,200	185,172

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 16.6% (continued)
Sekisui Chemical Co. Ltd.	14,500	$225,650
SG Holdings Co. Ltd.	18,400	450,912
Shimadzu Corp.	7,900	200,874
Shimano, Inc.	1,700	256,877
Shin-Etsu Chemical Co. Ltd.	7,300	785,556
Shionogi & Co. Ltd.	12,000	669,036
Shiseido Co. Ltd.	10,000	802,592
SMC Corp. (a)	500	214,914
SoftBank Group Corp.	52,700	2,079,564
Sony Financial Holdings, Inc.	29,900	651,044
Stanley Electric Co. Ltd.	5,600	149,159
Sumitomo Dainippon Pharma Co. Ltd.	7,300	120,781
Sumitomo Realty & Development Co. Ltd.	14,000	534,465
Suzuken Co. Ltd.	8,000	430,637
Taiyo Nippon Sanso Corp.	12,200	247,966
Terumo Corp.	35,200	1,139,009
Tobu Railway Co. Ltd.	7,400	240,402
Toho Co. Ltd.	9,400	412,611
Toho Gas Co. Ltd.	13,100	502,411
Tokio Marine Holdings, Inc.	45,300	2,430,216
Tokyo Electric Power Co. Holdings, Inc. *	38,800	190,297
Tokyo Electron Ltd.	1,600	307,398
Tokyu Corp.	11,600	218,212
Toyo Seikan Group Holdings Ltd.	9,200	143,563
Toyoda Gosei Co. Ltd.	7,500	150,985
Toyota Motor Corp.	58,100	3,902,011
Trend Micro, Inc.	3,100	148,144
Unicharm Corp.	12,200	387,765
United Urban Investment Corp., REIT	235	450,203
USS Co. Ltd.	10,400	202,535
West Japan Railway Co.	6,900	583,817
Yakult Honsha Co. Ltd.	3,300	185,255
Yamaha Corp.	9,500	428,308
Yokogawa Electric Corp.	8,500	156,194

		72,097,852

Macau - 0.1%
SJM Holdings Ltd.	299,000	283,967

Netherlands - 3.0%
Adyen NV *(b)	839	551,747
Akzo Nobel NV	8,619	767,976
ASML Holding NV	15,485	3,840,488
EXOR NV	4,482	300,173
Heineken NV	5,996	647,641
Koninklijke Ahold Delhaize NV	38,989	975,023
Koninklijke DSM NV	10,723	1,290,855
Koninklijke KPN NV	126,633	394,644
Koninklijke Philips NV	20,488	946,731
NN Group NV	22,459	795,915
Royal Dutch Shell plc, Class A	18,945	555,618
Wolters Kluwer NV	29,135	2,125,836

		13,192,647

Norway - 0.5%
Gjensidige Forsikring ASA	12,009	238,167
Mowi ASA	29,844	689,313
Orkla ASA	13,740	125,025
Schibsted ASA, Class B	11,928	334,508

INVESTMENTS	SHARES	VALUE
Norway - 0.5% (continued)
Telenor ASA	29,385	$589,578
Yara International ASA	4,702	202,726

		2,179,317

Russia - 0.0% (c)
Evraz plc	35,532	204,507

Singapore - 1.1%
Ascendas REIT, REIT	181,000	408,774
CapitaLand Commercial Trust, REIT	269,200	403,363
CapitaLand Ltd.	83,200	212,674
CapitaLand Mall Trust, REIT	205,200	390,639
ComfortDelGro Corp. Ltd.	125,500	218,051
DBS Group Holdings Ltd.	44,800	810,483
Jardine Cycle & Carriage Ltd.	6,800	147,687
Oversea-Chinese Banking Corp. Ltd.	61,600	484,262
Singapore Airlines Ltd.	25,600	169,325
Singapore Technologies Engineering Ltd.	74,000	205,699
Singapore Telecommunications Ltd.	104,600	234,694
United Overseas Bank Ltd.	33,100	615,164
UOL Group Ltd.	27,100	147,165
Venture Corp. Ltd.	16,500	182,959
Wilmar International Ltd.	75,800	204,583

		4,835,522

South Africa - 0.5%
Anglo American plc	101,961	2,343,267

Spain - 2.2%
Aena SME SA (b)	1,055	193,121
Amadeus IT Group SA	7,283	521,838
Cellnex Telecom SA *(b)	18,264	754,368
Endesa SA	47,254	1,243,050
Ferrovial SA	22,417	647,700
Iberdrola SA	368,797	3,833,190
Naturgy Energy Group SA	49,654	1,316,962
Red Electrica Corp. SA	43,896	889,146

		9,399,375

Sweden - 2.5%
Alfa Laval AB	18,809	370,991
Assa Abloy AB, Class B	35,833	796,609
Atlas Copco AB, Class A	17,322	533,399
Essity AB, Class B	24,036	701,332
Hennes & Mauritz AB, Class B (a)	52,396	1,015,663
Hexagon AB, Class B	7,568	364,551
Husqvarna AB, Class B	26,290	199,932
ICA Gruppen AB	10,660	492,317
Industrivarden AB, Class C	9,805	214,495
Investor AB, Class B	21,443	1,047,217
Kinnevik AB, Class B	5,531	145,420
L E Lundbergforetagen AB, Class B	4,698	176,688
Sandvik AB	23,575	367,015
Securitas AB, Class B	12,926	197,936
Skandinaviska Enskilda Banken AB, Class A	49,768	457,303
Swedish Match AB	15,161	627,029
Tele2 AB, Class B	65,160	969,087
Telefonaktiebolaget LM Ericsson, Class B	185,170	1,478,829

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Sweden - 2.5% (continued)
Telia Co. AB	163,273	$730,402

		10,886,215

Switzerland - 13.1%
Alcon, Inc. *	10,240	597,298
Baloise Holding AG (Registered)	3,867	692,869
Barry Callebaut AG (Registered)	284	585,758
Chocoladefabriken Lindt & Spruengli AG	100	738,569
Coca-Cola HBC AG *	15,239	497,714
EMS-Chemie Holding AG (Registered)	463	288,494
Geberit AG (Registered)	408	194,977
Givaudan SA (Registered)	447	1,247,587
Kuehne + Nagel International AG (Registered)	1,463	215,284
LafargeHolcim Ltd. (Registered) *	10,635	523,708
Lonza Group AG (Registered) *	2,228	753,980
Nestle SA (Registered)	164,661	17,858,233
Novartis AG (Registered)	118,049	10,245,117
Partners Group Holding AG	1,893	1,453,741
Roche Holding AG	37,432	10,898,877
SGS SA (Registered)	122	302,429
Sika AG (Registered)	8,410	1,230,483
Sonova Holding AG (Registered)	3,538	823,225
Straumann Holding AG (Registered)	782	639,636
Swiss Life Holding AG (Registered)	3,645	1,742,676
Swiss Re AG	14,202	1,481,891
Swisscom AG (Registered)	281	138,638
Temenos AG (Registered) *	3,131	524,286
Vifor Pharma AG	1,761	281,459
Zurich Insurance Group AG	8,168	3,128,409

		57,085,338

United Arab Emirates - 0.1%
NMC Health plc	13,256	441,811

United Kingdom - 8.9%
3i Group plc	56,789	812,785
Admiral Group plc	13,052	339,410
Ashtead Group plc	29,553	821,855
AstraZeneca plc	80,625	7,198,934
Auto Trader Group plc (b)	68,687	430,507
Aviva plc	36,331	178,356
BAE Systems plc	68,337	478,584
Barratt Developments plc	36,186	288,064
Berkeley Group Holdings plc	3,803	195,263
BP plc	256,540	1,624,094
British American Tobacco plc	7,024	259,398
BT Group plc	75,609	165,842
Bunzl plc	10,364	270,909
Burberry Group plc	8,832	235,917
Compass Group plc	63,198	1,626,257
Croda International plc	4,518	269,887
DCC plc	1,961	171,027
Diageo plc	115,080	4,701,056
Direct Line Insurance Group plc	141,918	523,608
easyJet plc	16,101	227,245
Experian plc	32,046	1,024,803
GlaxoSmithKline plc	188,305	4,036,245
Hargreaves Lansdown plc	23,127	590,480

INVESTMENTS	SHARES	VALUE

United Kingdom - 8.9% (continued)
HSBC Holdings plc	128,331	$983,306
InterContinental Hotels Group plc	4,113	256,673
Intertek Group plc	14,454	972,931
ITV plc	141,143	218,619
Legal & General Group plc	133,260	406,752
Micro Focus International plc	12,496	175,596
Mondi plc	10,030	192,049
National Grid plc	111,896	1,211,533
Next plc	3,026	230,023
Pearson plc	27,946	253,419
Prudential plc	29,533	535,174
Reckitt Benckiser Group plc	4,680	365,412
RELX plc	26,060	618,918
Rolls-Royce Holdings plc *	26,282	255,378
Sage Group plc (The)	48,044	408,286
Smith & Nephew plc	45,553	1,097,004
St James’s Place plc	14,155	170,252
Tesco plc	375,661	1,110,631
Unilever plc	30,536	1,835,274
United Utilities Group plc	35,450	359,836
Vodafone Group plc	114,341	227,802
Whitbread plc	7,536	397,744

		38,753,138

United States - 0.3%
Bausch Health Cos., Inc. (1)*	15,831	345,334
Ferguson plc	7,344	535,971
QIAGEN NV *	12,681	415,286

		1,296,591

TOTAL COMMON STOCKS (Cost $370,186,538)		422,166,379

SHORT-TERM INVESTMENTS - 2.3%
INVESTMENT COMPANIES - 2.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(d)	15	15
Limited Purpose Cash Investment Fund, 2.01% (1)(d)	10,007,330	10,008,331

TOTAL SHORT-TERM INVESTMENTS (Cost $10,006,750)		10,008,346

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (1)(d)(e)	142,314	142,314

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Investment Companies - 0.3% (continued)
Limited Purpose Cash Investment Fund
2.01% (1)(d)(e)	1,021,247	$1,021,350

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,163,561)		1,163,664

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $381,356,849)		433,338,389

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (f)		2,653,452

NET ASSETS - 100.0%		$435,991,841

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$23,262,042	5.3%
Consumer Discretionary	43,321,999	9.9
Consumer Staples	51,721,108	11.9
Energy	12,614,526	2.9
Financials	60,545,512	13.9
Health Care	65,457,570	15.0
Industrials	55,033,984	12.6
Information Technology	33,056,321	7.6
Materials	26,555,289	6.1
Real Estate	21,852,851	5.0
Utilities	28,745,177	6.6
Short-Term Investments	10,008,346	2.3
Securities Lending Collateral	1,163,664	0.3

Total Investments In Securities At Value	433,338,389	99.4
Other Assets in Excess of Liabilities (f)	2,653,452	0.6

Net Assets	$435,991,841	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $2,925,656.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $5,742,940, which represents approximately 1.32% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,017,516 was received. (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	112	12/2019	USD	$10,631,040	$(38,292)

					$(38,292)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$630,180	$630,180

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Aerospace & Defense - 3.6%
Boeing Co. (The)	4,224	$1,607,105
BWX Technologies, Inc.	1,737	99,374
General Dynamics Corp.	5,269	962,804
HEICO Corp.	532	66,436
Huntington Ingalls Industries, Inc.	1,500	317,685
L3Harris Technologies, Inc.	1,256	262,052
Lockheed Martin Corp.	6,149	2,398,479
Northrop Grumman Corp.	5,628	2,109,318
Teledyne Technologies, Inc. *	513	165,181
Textron, Inc.	2,100	102,816
TransDigm Group, Inc.	597	310,840

		8,402,090

Air Freight & Logistics - 0.1%
FedEx Corp.	1,700	247,469

Airlines - 0.6%
Alaska Air Group, Inc.	1,420	92,172
Delta Air Lines, Inc.	7,213	415,469
Southwest Airlines Co.	9,927	536,157
United Airlines Holdings, Inc. *	2,545	225,004

		1,268,802

Banks - 0.8%
Bank of America Corp.	4,850	141,475
Comerica, Inc.	1,500	98,985
Fifth Third Bancorp	4,544	124,415
First Republic Bank	4,040	390,668
Huntington Bancshares, Inc.	10,400	148,408
JPMorgan Chase & Co.	5,767	678,718
SVB Financial Group *	973	203,308

		1,785,977

Beverages - 2.7%
Coca-Cola Co. (The)	50,708	2,760,544
Constellation Brands, Inc., Class A	4,147	859,590
Monster Beverage Corp. *	4,800	278,688
PepsiCo, Inc.	16,931	2,321,240

		6,220,062

Biotechnology - 0.6%
Amgen, Inc.	847	163,903
Exact Sciences Corp. *	3,891	351,630
Incyte Corp. *	2,919	216,677
Ionis Pharmaceuticals, Inc. *	3,549	212,620
Neurocrine Biosciences, Inc. *	810	72,989
Regeneron Pharmaceuticals, Inc. *	239	66,299
Vertex Pharmaceuticals, Inc. *	2,305	390,513

		1,474,631

Building Products - 0.4%
AO Smith Corp.	4,045	192,987
Armstrong World Industries, Inc. (a)	3,593	347,443
Fortune Brands Home & Security, Inc. (a)	1,893	103,547
Lennox International, Inc.	462	112,252
Masco Corp.	2,921	121,748

		877,977

INVESTMENTS	SHARES	VALUE
Capital Markets - 2.4%
BlackRock, Inc.	365	$162,659
Cboe Global Markets, Inc.	1,552	178,340
CME Group, Inc.	5,657	1,195,550
E*TRADE Financial Corp.	14,506	633,767
Interactive Brokers Group, Inc., Class A	2,818	151,552
Intercontinental Exchange, Inc.	4,335	399,990
LPL Financial Holdings, Inc.	9,563	783,210
MarketAxess Holdings, Inc.	1,154	377,935
Moody’s Corp.	2,295	470,085
Morningstar, Inc.	493	72,047
MSCI, Inc.	1,038	226,025
Northern Trust Corp.	2,636	245,992
S&P Global, Inc.	3,044	745,719

		5,642,871

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,909	423,531
Ecolab, Inc.	4,488	888,803
Linde plc (United Kingdom)	1,979	383,372
PPG Industries, Inc.	2,626	311,207
Scotts Miracle-Gro Co. (The)	658	66,998
Sherwin-Williams Co. (The)	961	528,425

		2,602,336

Commercial Services & Supplies - 0.7%
Cintas Corp.	848	227,349
Clean Harbors, Inc. *	969	74,807
Copart, Inc. *	2,139	171,826
Republic Services, Inc.	6,393	553,314
Waste Management, Inc.	5,772	663,780

		1,691,076

Communications Equipment - 1.4%
Arista Networks, Inc. *	3,346	799,426
Cisco Systems, Inc.	36,689	1,812,804
F5 Networks, Inc. *	1,500	210,630
Motorola Solutions, Inc.	1,279	217,954
Ubiquiti, Inc.	2,306	272,708

		3,313,522

Construction & Engineering - 0.0% (b)
Jacobs Engineering Group, Inc.	776	71,004

Construction Materials - 0.1%
Vulcan Materials Co. (a)	1,445	218,542

Consumer Finance - 0.7%
American Express Co.	3,959	468,271
Credit Acceptance Corp. *	746	344,137
Discover Financial Services	3,539	286,977
Santander Consumer USA Holdings, Inc.	18,692	476,833

		1,576,218

Containers & Packaging - 0.2%
AptarGroup, Inc.	567	67,161
Ball Corp.	5,644	410,940

		478,101

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. *	2,462	$375,455
Graham Holdings Co., Class B	138	91,556
Service Corp. International (a)	1,560	74,583
ServiceMaster Global Holdings, Inc. *	5,872	328,245

		869,839

Diversified Financial Services - 0.0% (b)
Berkshire Hathaway, Inc., Class B *	365	75,927

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	12,450	751,482

Electric Utilities - 4.4%
Alliant Energy Corp. (a)	13,865	747,739
American Electric Power Co., Inc.	11,776	1,103,293
Avangrid, Inc. (a)	2,699	141,023
Duke Energy Corp.	3,519	337,331
Entergy Corp.	6,202	727,867
Evergy, Inc.	5,345	355,763
Eversource Energy	9,302	795,042
FirstEnergy Corp.	21,735	1,048,279
Hawaiian Electric Industries, Inc.	8,069	368,027
NextEra Energy, Inc.	9,730	2,266,993
OGE Energy Corp.	4,396	199,491
Pinnacle West Capital Corp.	2,560	248,499
Southern Co. (The) (a)	9,499	586,753
Xcel Energy, Inc.	17,237	1,118,509

		10,044,609

Electrical Equipment - 0.1%
Eaton Corp. plc	2,334	194,072

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	2,862	140,610
Corning, Inc.	11,812	336,878
Dolby Laboratories, Inc., Class A	1,816	117,386
Keysight Technologies, Inc. *	1,638	159,296
Zebra Technologies Corp., Class A *	696	143,634

		897,804

Entertainment - 2.3%
Activision Blizzard, Inc.	10,763	569,578
Electronic Arts, Inc. *	6,096	596,311
Live Nation Entertainment, Inc. *	3,452	229,006
Madison Square Garden Co. (The), Class A *	316	83,272
Netflix, Inc. *	4,691	1,255,405
Take-Two Interactive Software, Inc. *	733	91,874
Walt Disney Co. (The)	19,487	2,539,546

		5,364,992

Equity Real Estate Investment Trusts (REITs) - 7.6%
American Campus Communities, Inc.	2,957	142,173
American Tower Corp.	8,424	1,862,799
Americold Realty Trust	20,366	754,968
Apartment Investment & Management Co., Class A	4,141	215,912
AvalonBay Communities, Inc.	3,362	723,939
Camden Property Trust	1,997	221,687

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 7.6% (continued)
Crown Castle International Corp.	4,065	$565,076
CubeSmart	6,412	223,779
CyrusOne, Inc.	1,564	123,712
Digital Realty Trust, Inc. (a)	4,081	529,755
Duke Realty Corp.	3,458	117,468
EPR Properties	1,957	150,415
Equinix, Inc. (a)	459	264,751
Equity LifeStyle Properties, Inc.	9,224	1,232,326
Equity Residential	6,045	521,442
Essex Property Trust, Inc.	1,860	607,569
Extra Space Storage, Inc.	5,267	615,291
HCP, Inc.	9,762	347,820
Kimco Realty Corp.	6,748	140,898
Lamar Advertising Co., Class A	852	69,804
Liberty Property Trust	11,453	587,883
Life Storage, Inc.	691	72,838
Medical Properties Trust, Inc.	5,699	111,472
Mid-America Apartment Communities, Inc.	4,260	553,843
National Retail Properties, Inc.	7,777	438,623
Omega Healthcare Investors, Inc.	1,796	75,055
Outfront Media, Inc.	10,757	298,829
Public Storage	3,890	954,100
Realty Income Corp.	8,612	660,368
SBA Communications Corp.	2,907	701,023
Spirit Realty Capital, Inc.	11,886	568,864
STORE Capital Corp.	8,339	311,962
Sun Communities, Inc.	7,293	1,082,646
UDR, Inc.	5,666	274,688
Ventas, Inc.	2,821	206,018
Welltower, Inc.	8,126	736,622
WP Carey, Inc.	4,404	394,158

		17,460,576

Food & Staples Retailing - 2.9%
Casey’s General Stores, Inc.	5,641	909,104
Costco Wholesale Corp.	4,841	1,394,740
Sysco Corp.	2,572	204,217
Walmart, Inc.	35,150	4,171,602

		6,679,663

Food Products - 1.7%
Flowers Foods, Inc.	6,133	141,856
General Mills, Inc.	3,869	213,259
Hershey Co. (The)	5,710	884,993
Hormel Foods Corp.	2,863	125,199
McCormick & Co., Inc. (Non-Voting)	2,857	446,549
Mondelez International, Inc., Class A	19,323	1,068,948
Pilgrim’s Pride Corp. *	7,994	256,168
Post Holdings, Inc. *(a)	1,066	112,826
Tyson Foods, Inc., Class A	6,516	561,288

		3,811,086

Gas Utilities - 0.3%
Atmos Energy Corp.	6,554	746,435

Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	20,587	1,722,514
ABIOMED, Inc. *	413	73,469

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Health Care Equipment & Supplies - 4.7% (continued)
Align Technology, Inc. *	2,008	$363,287
Baxter International, Inc.	4,579	400,525
Becton Dickinson and Co.	1,281	324,042
Boston Scientific Corp. *	20,239	823,525
Danaher Corp.	6,456	932,440
Dentsply Sirona, Inc.	3,440	183,386
DexCom, Inc. *	2,521	376,234
Edwards Lifesciences Corp. *	3,270	719,106
Hologic, Inc. *	1,780	89,872
IDEXX Laboratories, Inc. *	2,339	636,044
Insulet Corp. *(a)	1,891	311,883
Intuitive Surgical, Inc. *	2,336	1,261,276
Masimo Corp. *	1,502	223,483
Medtronic plc	7,205	782,607
ResMed, Inc.	1,105	149,297
STERIS plc	1,263	182,491
Stryker Corp.	3,827	827,780
Teleflex, Inc.	1,073	364,552
West Pharmaceutical Services, Inc.	671	95,161

		10,842,974

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	1,061	87,352
Anthem, Inc.	5,677	1,363,048
Centene Corp. *	5,609	242,645
Chemed Corp.	1,112	464,338
HCA Healthcare, Inc.	2,023	243,610
UnitedHealth Group, Inc.	14,744	3,204,166

		5,605,159

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	3,215	490,898

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. *	653	548,827
Darden Restaurants, Inc.	3,738	441,906
Domino’s Pizza, Inc.	406	99,304
Dunkin’ Brands Group, Inc.	1,320	104,755
Marriott International, Inc., Class A	1,483	184,441
McDonald’s Corp.	9,752	2,093,852
Starbucks Corp.	18,639	1,648,060
Yum! Brands, Inc.	3,082	349,591

		5,470,736

Household Durables - 0.6%
Garmin Ltd.	3,240	274,396
NVR, Inc. *	101	375,452
Roku, Inc. *	5,004	509,207
Tempur Sealy International, Inc. *	1,962	151,466

		1,310,521

Household Products - 2.5%
Church & Dwight Co., Inc.	8,609	647,741
Clorox Co. (The)	2,740	416,124
Kimberly-Clark Corp.	1,676	238,076
Procter & Gamble Co. (The)	35,498	4,415,241

		5,717,182

INVESTMENTS	SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.0% (b)
AES Corp.	4,262	$69,641

Industrial Conglomerates - 0.9%
3M Co.	5,514	906,502
Carlisle Cos., Inc.	478	69,568
Honeywell International, Inc.	5,345	904,374
Roper Technologies, Inc.	290	103,414

		1,983,858

Insurance - 2.9%
Alleghany Corp. *	89	71,001
American Financial Group, Inc.	1,717	185,178
Aon plc	3,090	598,131
Arch Capital Group Ltd. *	8,904	373,790
Arthur J Gallagher & Co.	770	68,969
Brown & Brown, Inc.	1,864	67,216
Chubb Ltd.	4,582	739,718
Cincinnati Financial Corp.	4,055	473,097
CNA Financial Corp.	1,603	78,948
Erie Indemnity Co., Class A	2,120	393,578
Everest Re Group Ltd.	999	265,824
Hartford Financial Services Group, Inc. (The)	3,282	198,922
Markel Corp. *	231	273,019
Marsh & McLennan Cos., Inc.	671	67,133
Mercury General Corp.	3,845	214,859
Old Republic International Corp.	7,205	169,822
Progressive Corp. (The)	7,933	612,824
RenaissanceRe Holdings Ltd.	1,274	246,455
Travelers Cos., Inc. (The)	3,459	514,319
Willis Towers Watson plc	1,760	339,627
WR Berkley Corp.	10,982	793,230

		6,745,660

Interactive Media & Services - 1.8%
Alphabet, Inc., Class A *	1,509	1,842,700
Facebook, Inc., Class A *	8,265	1,471,831
IAC/InterActiveCorp *	1,557	339,379
Match Group, Inc. (a)	7,349	525,013

		4,178,923

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. *	3,052	5,297,997
Booking Holdings, Inc. *	259	508,316
eBay, Inc.	5,946	231,775
Expedia Group, Inc.	527	70,834
Wayfair, Inc., Class A *(a)	2,955	331,315

		6,440,237

IT Services - 7.6%
Accenture plc, Class A	7,038	1,353,759
Akamai Technologies, Inc. *	1,027	93,847
Automatic Data Processing, Inc.	4,254	686,681
Booz Allen Hamilton Holding Corp.	3,407	241,965
Cognizant Technology Solutions Corp., Class A	4,878	293,973
EPAM Systems, Inc. *	1,173	213,861
Euronet Worldwide, Inc. *	2,681	392,230
Fiserv, Inc. *	6,684	692,396

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
IT Services - 7.6% (continued)
FleetCor Technologies, Inc. *(a)	1,395	$400,058
Global Payments, Inc.	2,057	327,063
GoDaddy, Inc., Class A *	1,956	129,057
Jack Henry & Associates, Inc.	1,350	197,060
Mastercard, Inc., Class A	12,975	3,523,621
MongoDB, Inc. *(a)	3,015	363,247
Okta, Inc. *	8,140	801,464
PayPal Holdings, Inc. *	11,695	1,211,485
Square, Inc., Class A *(a)	15,511	960,906
Twilio, Inc., Class A *(a)	8,796	967,208
VeriSign, Inc. *	939	177,124
Visa, Inc., Class A	25,958	4,465,036

		17,492,041

Leisure Products - 0.1%
Brunswick Corp.	1,969	102,624
Hasbro, Inc.	1,547	183,614

		286,238

Life Sciences Tools & Services - 1.2%
Bruker Corp.	2,766	121,510
Illumina, Inc. *	2,189	665,938
IQVIA Holdings, Inc. *	2,083	311,159
Mettler-Toledo International, Inc. *	149	104,956
Thermo Fisher Scientific, Inc.	5,346	1,557,129

		2,760,692

Machinery - 1.6%
Caterpillar, Inc.	4,750	599,973
Deere & Co.	2,753	464,376
Dover Corp.	2,076	206,687
Fortive Corp.	2,886	197,864
Illinois Tool Works, Inc.	3,505	548,497
Ingersoll-Rand plc	3,592	442,570
Middleby Corp. (The) *	1,800	210,420
Nordson Corp.	909	132,950
Parker-Hannifin Corp.	1,500	270,915
Xylem, Inc.	6,645	529,075

		3,603,327

Media - 2.3%
Altice USA, Inc., Class A *	14,041	402,696
Cable One, Inc.	799	1,002,505
Charter Communications, Inc., Class A *	3,106	1,280,045
Comcast Corp., Class A	50,010	2,254,451
Liberty Broadband Corp., Class C *	872	91,272
Nexstar Media Group, Inc., Class A	683	69,878
Sinclair Broadcast Group, Inc., Class A	5,379	229,898

		5,330,745

Metals & Mining - 0.2%
Royal Gold, Inc.	4,263	525,244

Multiline Retail - 0.5%
Dollar General Corp.	3,937	625,747
Dollar Tree, Inc. *	2,285	260,856
Target Corp.	3,485	372,581

		1,259,184

INVESTMENTS	SHARES	VALUE
Multi-Utilities - 1.6%
Ameren Corp.	10,204	$816,830
CMS Energy Corp.	10,782	689,509
Consolidated Edison, Inc.	1,980	187,051
DTE Energy Co.	4,596	611,084
NiSource, Inc.	5,616	168,031
Public Service Enterprise Group, Inc.	2,579	160,104
Sempra Energy	1,637	241,638
WEC Energy Group, Inc.	8,243	783,909

		3,658,156

Oil, Gas & Consumable Fuels - 0.6%
Diamondback Energy, Inc.	7,080	636,563
Kinder Morgan, Inc.	11,028	227,287
ONEOK, Inc.	3,149	232,050
Phillips 66	853	87,347
Valero Energy Corp.	2,092	178,322

		1,361,569

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	5,712	1,136,402

Pharmaceuticals - 2.6%
Eli Lilly & Co.	7,307	817,142
Horizon Therapeutics plc *	8,733	237,800
Johnson & Johnson	4,675	604,851
Merck & Co., Inc.	35,311	2,972,480
Pfizer, Inc.	7,937	285,176
Zoetis, Inc.	9,446	1,176,877

		6,094,326

Professional Services - 0.5%
CoStar Group, Inc. *	838	497,102
Equifax, Inc.	651	91,576
TransUnion	3,347	271,475
Verisk Analytics, Inc.	2,058	325,452

		1,185,605

Road & Rail - 1.1%
CSX Corp.	10,461	724,634
Norfolk Southern Corp.	2,500	449,150
Old Dominion Freight Line, Inc.	1,956	332,461
Union Pacific Corp.	6,194	1,003,304

		2,509,549

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. *	7,486	217,019
Analog Devices, Inc.	977	109,160
Applied Materials, Inc.	3,864	192,814
Broadcom, Inc.	5,448	1,504,029
Intel Corp.	3,504	180,561
Lam Research Corp.	1,419	327,945
Microchip Technology, Inc.	1,024	95,140
NVIDIA Corp.	3,867	673,129
QUALCOMM, Inc.	1,459	111,293
Skyworks Solutions, Inc.	3,805	301,546
Teradyne, Inc.	1,155	66,886
Texas Instruments, Inc.	12,751	1,647,939
Universal Display Corp.	1,222	205,174
Xilinx, Inc.	3,261	312,730

		5,945,365

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 11.1%
Adobe, Inc. *	10,510	$2,903,387
Alteryx, Inc., Class A *(a)	3,425	367,948
ANSYS, Inc. *	2,671	591,252
Atlassian Corp. plc, Class A *	8,956	1,123,441
Autodesk, Inc. *	2,283	337,199
Avalara, Inc. *(a)	2,414	162,438
Coupa Software, Inc. *	1,178	152,633
Fortinet, Inc. *	1,306	100,249
Guidewire Software, Inc. *	2,220	233,944
Intuit, Inc.	4,182	1,112,161
Microsoft Corp.	97,266	13,522,892
Palo Alto Networks, Inc. *	1,095	223,194
Paycom Software, Inc. *	2,422	507,385
RingCentral, Inc., Class A *	4,984	626,289
salesforce.com, Inc. *	6,637	985,196
ServiceNow, Inc. *	4,455	1,130,902
Splunk, Inc. *	1,580	186,219
SS&C Technologies Holdings, Inc.	2,522	130,059
Trade Desk, Inc. (The), Class A *	536	100,527
VMware, Inc., Class A	3,914	587,335
Zendesk, Inc. *(a)	8,499	619,407

		25,704,057

Specialty Retail - 2.6%
AutoZone, Inc. *	276	299,355
Best Buy Co., Inc.	2,009	138,601
Burlington Stores, Inc. *	2,806	560,695
Carvana Co. *(a)	2,782	183,612
Home Depot, Inc. (The)	6,163	1,429,939
Lowe’s Cos., Inc.	5,244	576,630
O’Reilly Automotive, Inc. *	1,795	715,325
Ross Stores, Inc.	9,970	1,095,205
TJX Cos., Inc. (The)	6,890	384,049
Tractor Supply Co.	771	69,729
Ulta Beauty, Inc. *	1,847	462,951

		5,916,091

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	6,103	1,366,889
Hewlett Packard Enterprise Co.	5,467	82,935
NetApp, Inc.	1,738	91,262

		1,541,086

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co. (a)	3,277	317,509
Lululemon Athletica, Inc. *	1,508	290,335
NIKE, Inc., Class B	8,122	762,818
VF Corp.	4,055	360,854

		1,731,516

Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. *	604	187,500

Trading Companies & Distributors - 0.0% (b)
HD Supply Holdings, Inc. *	2,092	81,954

Water Utilities - 0.4%
American Water Works Co., Inc.	6,713	833,956

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	2,493	$64,320
T-Mobile US, Inc. *	12,003	945,476
United States Cellular Corp. *	1,850	69,523

		1,079,319

TOTAL COMMON STOCKS (Cost $142,723,079)		221,846,874

SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $8,416,979)	8,417,865	8,418,707

SECURITIES LENDING COLLATERAL - 2.9%

Investment Companies - 2.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (c)(d)	829,414	829,414
Limited Purpose Cash Investment Fund 2.01% (c)(d)	5,951,865	5,952,460

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,781,278)		6,781,874

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.7% (Cost $157,921,336)		237,047,455

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)% (e)		(6,325,128)

NET ASSETS - 100.0%		$230,722,327

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$16,705,461	7.2%
Consumer Discretionary	23,284,363	10.1
Consumer Staples	23,564,395	10.2
Energy	1,361,569	0.6
Financials	16,014,153	6.9
Health Care	27,268,681	11.8
Industrials	22,116,782	9.6
Information Technology	54,893,874	23.8
Materials	3,824,223	1.7
Real Estate	17,460,576	7.6
Utilities	15,352,797	6.7
Short-Term Investments	8,418,707	3.6
Securities Lending Collateral	6,781,874	2.9

Total Investments In Securities At Value	237,047,455	102.7
Liabilities in Excess of Other Assets (e)	(6,325,128)	(2.7)

Net Assets	$230,722,327	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM LARGE CAP MOMENTUM STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $6,613,675.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	40	12/2019	USD	$5,957,000	$(47,784)

					$(47,784)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$353,745	$353,745

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.5%

Aerospace & Defense - 1.8%
AAR Corp.	932	$38,408
Aerojet Rocketdyne Holdings, Inc. *	3,654	184,563
AeroVironment, Inc. *	1,257	67,325
Astronics Corp. *	725	21,300
Axon Enterprise, Inc. *(a)	1,996	113,333
Cubic Corp.	892	62,824
Ducommun, Inc. *	1,446	61,310
Kratos Defense & Security Solutions, Inc. *(a)	5,829	108,390
Mercury Systems, Inc. *	2,251	182,714
Moog, Inc., Class A (a)	817	66,275
National Presto Industries, Inc.	237	21,114
Triumph Group, Inc.	1,016	23,246
Vectrus, Inc. *	904	36,748

		987,550

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	995	20,915
Forward Air Corp.	274	17,459
Radiant Logistics, Inc. *	3,096	16,006

		54,380

Airlines - 0.3%
Allegiant Travel Co.	199	29,782
SkyWest, Inc.	1,381	79,269
Spirit Airlines, Inc. *	1,319	47,880

		156,931

Auto Components - 0.9%
Cooper Tire & Rubber Co.	2,845	74,312
Dorman Products, Inc. *	1,642	130,605
Fox Factory Holding Corp. *	2,389	148,691
Gentherm, Inc. *	1,871	76,870
LCI Industries	251	23,054
Standard Motor Products, Inc.	1,077	52,288

		505,820

Banks - 3.5%
Allegiance Bancshares, Inc. *	1,709	54,842
Bank of Marin Bancorp	389	16,140
Banner Corp.	366	20,558
Carolina Financial Corp.	2,944	104,630
Carter Bank & Trust *	1,372	25,917
Central Pacific Financial Corp.	835	23,714
City Holding Co.	492	37,515
Community Bank System, Inc.	939	57,927
Enterprise Financial Services Corp.	616	25,102
First Bancorp/PR (United States)	9,926	99,061
First Commonwealth Financial Corp.	1,291	17,144
First Financial Bankshares, Inc. (a)	3,075	102,490
First Interstate BancSystem, Inc., Class A	1,826	73,478
First Merchants Corp.	654	24,613
Fulton Financial Corp.	997	16,131
Glacier Bancorp, Inc.	1,725	69,793
Great Southern Bancorp, Inc.	460	26,197
Great Western Bancorp, Inc.	1,345	44,385
Horizon Bancorp, Inc.	1,113	19,322
IBERIABANK Corp.	249	18,809
Independent Bank Corp.	910	67,932

INVESTMENTS	SHARES	VALUE
Banks - 3.5% (continued)
Independent Bank Corp./MI	4,596	$97,964
Lakeland Financial Corp.	1,783	78,416
National Bank Holdings Corp., Class A	947	32,378
OFG Bancorp (United States)	4,104	89,878
Old Second Bancorp, Inc.	3,326	40,644
Peoples Bancorp, Inc.	732	23,285
Preferred Bank	592	31,009
QCR Holdings, Inc.	517	19,636
Republic Bancorp, Inc., Class A	560	24,332
S&T Bancorp, Inc.	617	22,539
Seacoast Banking Corp. of Florida *	1,369	34,649
ServisFirst Bancshares, Inc.	4,062	134,655
Southside Bancshares, Inc.	813	27,731
Towne Bank	662	18,407
TriCo Bancshares	718	26,063
TriState Capital Holdings, Inc. *	1,369	28,804
Triumph Bancorp, Inc. *	1,588	50,641
Trustmark Corp. (a)	808	27,561
United Bankshares, Inc.	1,495	56,616
United Community Banks, Inc.	800	22,680
Veritex Holdings, Inc.	1,029	24,969
Westamerica Bancorp	737	45,827

		1,904,384

Beverages - 0.8%
Boston Beer Co., Inc. (The), Class A *	762	277,429
Coca-Cola Consolidated, Inc.	503	152,847
New Age Beverages Corp. *(a)	8,157	22,513

		452,789

Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. *(a)	8,178	294,326
Acceleron Pharma, Inc. *	1,265	49,980
Adverum Biotechnologies, Inc. *	5,990	32,646
Affimed NV (Germany) *	6,412	18,851
Arena Pharmaceuticals, Inc. *	986	45,129
ArQule, Inc. *	16,892	121,116
Arrowhead Pharmaceuticals, Inc. *(a)	6,885	194,019
Athersys, Inc. *	13,981	18,595
Avid Bioservices, Inc. *	1,371	7,266
Biohaven Pharmaceutical Holding Co. Ltd. *	558	23,280
BioSpecifics Technologies Corp. *	732	39,177
Blueprint Medicines Corp. *	378	27,772
CareDx, Inc. *	3,508	79,316
Catalyst Pharmaceuticals, Inc. *(a)	13,909	73,857
CEL-SCI Corp. *(a)	7,156	63,975
ChemoCentryx, Inc. *	3,517	23,845
Coherus Biosciences, Inc. *	1,320	26,743
CTI BioPharma Corp. *	370	308
Denali Therapeutics, Inc. *(a)	2,861	43,831
Dicerna Pharmaceuticals, Inc. *	4,700	67,492
Eidos Therapeutics, Inc. *(a)	1,332	47,912
Emergent BioSolutions, Inc. *	721	37,694
Enanta Pharmaceuticals, Inc. *	433	26,015
Esperion Therapeutics, Inc. *	831	30,464
Fate Therapeutics, Inc. *	5,702	88,552
Global Blood Therapeutics, Inc. *(a)	2,385	115,720
Halozyme Therapeutics, Inc. *	1,032	16,006
Homology Medicines, Inc. *(a)	1,527	27,639

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 6.1% (continued)
Invitae Corp. *(a)	6,508	$125,409
Iovance Biotherapeutics, Inc. *	1,777	32,341
Krystal Biotech, Inc. *	1,548	53,754
Kura Oncology, Inc. *	1,090	16,535
MeiraGTx Holdings plc *	1,258	20,065
Mirati Therapeutics, Inc. *	2,330	181,530
Myriad Genetics, Inc. *	657	18,810
Natera, Inc. *	5,013	164,426
Oncocyte Corp. *	13,942	29,278
PDL BioPharma, Inc. *	6,466	13,967
Pfenex, Inc. *	4,213	35,558
Protagonist Therapeutics, Inc. *	2,461	29,557
PTC Therapeutics, Inc. *	2,917	98,653
Ra Pharmaceuticals, Inc. *(a)	4,124	97,533
Recro Pharma, Inc. *	2,675	29,639
REGENXBIO, Inc. *	1,384	49,270
Repligen Corp. *	3,008	230,684
Retrophin, Inc. *	1,727	20,016
Scholar Rock Holding Corp. *(a)	2,042	18,276
Stemline Therapeutics, Inc. *	1,613	16,791
Vanda Pharmaceuticals, Inc. *	1,379	18,313
Veracyte, Inc. *	4,288	102,912
Vericel Corp. *	4,805	72,748
Viking Therapeutics, Inc. *(a)	4,272	29,391
Voyager Therapeutics, Inc. *	1,106	19,034
XBiotech, Inc. *	2,869	30,010
Xencor, Inc. *(a)	2,170	73,194
ZIOPHARM Oncology, Inc. *(a)	5,260	22,513

		3,291,733

Building Products - 1.1%
AAON, Inc. (a)	2,377	109,199
Advanced Drainage Systems, Inc.	1,392	44,920
Continental Building Products, Inc. *	1,526	41,645
CSW Industrials, Inc.	564	38,933
Gibraltar Industries, Inc. *	1,568	72,034
PGT Innovations, Inc. *	1,534	26,492
Simpson Manufacturing Co., Inc.	1,148	79,637
Trex Co., Inc. *	2,195	199,591

		612,451

Capital Markets - 1.4%
Blucora, Inc. *	2,792	60,419
Cohen & Steers, Inc.	1,130	62,071
Federated Investors, Inc., Class B	4,120	133,529
Hamilton Lane, Inc., Class A	3,174	180,791
Houlihan Lokey, Inc.	2,973	134,082
Moelis & Co., Class A	776	25,492
Oppenheimer Holdings, Inc., Class A	1,046	31,443
Piper Jaffray Cos.	500	37,740
PJT Partners, Inc., Class A	1,345	54,741
Stifel Financial Corp.	1,000	57,380

		777,688

Chemicals - 1.2%
Advanced Emissions Solutions, Inc.	2,111	31,327
Amyris, Inc. *(a)	4,849	23,081
Balchem Corp.	436	43,247
Chase Corp.	298	32,598

INVESTMENTS	SHARES	VALUE
Chemicals - 1.2% (continued)
Ferro Corp. *	1,317	$15,620
Hawkins, Inc.	436	18,530
Ingevity Corp. *	1,592	135,065
Innospec, Inc.	790	70,421
Intrepid Potash, Inc. *	10,284	33,629
Minerals Technologies, Inc.	500	26,545
Quaker Chemical Corp.	561	88,716
Sensient Technologies Corp.	883	60,618
Stepan Co.	710	68,913

		648,310

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	3,631	131,878
Brady Corp., Class A	2,519	133,633
Brink’s Co. (The)	1,200	99,540
Casella Waste Systems, Inc., Class A *(a)	2,339	100,437
CECO Environmental Corp. *	2,887	20,166
Cimpress NV (Netherlands) *(a)	277	36,520
Covanta Holding Corp.	4,397	76,024
Ennis, Inc.	807	16,309
Heritage-Crystal Clean, Inc. *	1,063	28,169
Herman Miller, Inc.	2,087	96,190
HNI Corp.	664	23,572
Kimball International, Inc., Class B	1,371	26,460
Knoll, Inc.	927	23,499
McGrath RentCorp	1,981	137,858
MSA Safety, Inc.	1,218	132,896
SP Plus Corp. *	660	24,420
Steelcase, Inc., Class A	5,022	92,405
Team, Inc. *	1,082	19,530
Tetra Tech, Inc.	2,441	211,781
UniFirst Corp.	166	32,390
US Ecology, Inc.	716	45,781
Viad Corp.	607	40,760

		1,550,218

Communications Equipment - 0.7%
ADTRAN, Inc.	2,026	22,985
Comtech Telecommunications Corp.	1,871	60,808
Harmonic, Inc. *	7,195	47,343
Inseego Corp. *(a)	7,473	35,870
InterDigital, Inc.	771	40,454
Viavi Solutions, Inc. *	11,171	156,450

		363,910

Construction & Engineering - 1.2%
Ameresco, Inc., Class A *	2,545	40,898
Argan, Inc.	593	23,299
Comfort Systems USA, Inc.	1,792	79,260
EMCOR Group, Inc.	1,408	121,257
Great Lakes Dredge & Dock Corp. *	8,784	91,793
HC2 Holdings, Inc. *(a)	962	2,261
MasTec, Inc. *	1,541	100,057
NV5 Global, Inc. *	1,032	70,455
Primoris Services Corp.	853	16,727
Sterling Construction Co., Inc. *	3,746	49,260
WillScot Corp. *	1,871	29,150

		624,417

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.3%
Enova International, Inc. *(a)	1,107	$22,970
EZCORP, Inc., Class A *	5,444	35,141
FirstCash, Inc.	812	74,436
Nelnet, Inc., Class A	400	25,440
World Acceptance Corp. *	142	18,107

		176,094

Containers & Packaging - 0.1%
UFP Technologies, Inc. *	667	25,746

Distributors - 0.3%
Core-Mark Holding Co., Inc.	2,637	84,687
Funko, Inc., Class A *	2,658	54,689

		139,376

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	1,939	73,857
Career Education Corp. *	9,718	154,419
Chegg, Inc. *(a)	7,204	215,760
Collectors Universe, Inc.	815	23,211
K12, Inc. *	2,947	77,801
Laureate Education, Inc., Class A *	6,111	101,290
Regis Corp. *	3,337	67,474
Sotheby’s *	639	36,410
Strategic Education, Inc.	981	133,298

		883,520

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	1,929	52,990

Diversified Telecommunication Services - 1.0%
Anterix, Inc. *	1,081	39,132
Bandwidth, Inc., Class A *(a)	1,176	76,569
Cogent Communications Holdings, Inc.	1,942	107,004
Intelsat SA *	5,387	122,824
Iridium Communications, Inc. *	5,839	124,254
Pareteum Corp. *(a)	10,943	14,117
Vonage Holdings Corp. *	6,024	68,071

		551,971

Electric Utilities - 1.9%
ALLETE, Inc.	2,529	221,060
Genie Energy Ltd., Class B (a)	3,602	26,871
MGE Energy, Inc.	1,782	142,328
Otter Tail Corp.	1,438	77,293
PNM Resources, Inc.	3,804	198,112
Portland General Electric Co.	6,535	368,378

		1,034,042

Electrical Equipment - 1.1%
American Superconductor Corp. *	2,292	17,969
Atkore International Group, Inc. *	1,098	33,324
AZZ, Inc.	516	22,477
Encore Wire Corp.	563	31,686
EnerSys	435	28,684
Generac Holdings, Inc. *(a)	2,879	225,541
Plug Power, Inc. *(a)	15,010	39,476
Sunrun, Inc. *(a)	6,676	111,523
Thermon Group Holdings, Inc. *	1,079	24,795
Vivint Solar, Inc. *(a)	8,085	52,876

		588,351

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.6%
Airgain, Inc. *	1,439	$16,908
AVX Corp.	3,389	51,513
Badger Meter, Inc.	1,814	97,412
Coda Octopus Group, Inc. *(a)	1,842	15,123
ePlus, Inc. *	949	72,209
Fabrinet (Thailand) *(a)	1,982	103,659
Insight Enterprises, Inc. *	1,746	97,235
Knowles Corp. *(a)	4,301	87,482
Methode Electronics, Inc.	887	29,839
MTS Systems Corp.	463	25,581
Napco Security Technologies, Inc. *	1,505	38,407
Novanta, Inc. *	2,772	226,528
OSI Systems, Inc. *	1,073	108,974
PAR Technology Corp. *(a)	1,602	38,079
PC Connection, Inc.	468	18,205
Plexus Corp. *	600	37,506
Rogers Corp. *	882	120,578
Sanmina Corp. *	2,025	65,023
Tech Data Corp. *	528	55,039
TTM Technologies, Inc. *	2,264	27,609
Vishay Intertechnology, Inc.	1,024	17,336
Vishay Precision Group, Inc. *	778	25,472

		1,375,717

Energy Equipment & Services - 0.6%
Cactus, Inc., Class A *	2,174	62,916
DMC Global, Inc.	2,204	96,932
Helix Energy Solutions Group, Inc. *	5,406	43,572
Matrix Service Co. *	4,167	71,422
ProPetro Holding Corp. *	1,575	14,317
Solaris Oilfield Infrastructure, Inc., Class A	1,302	17,473

		306,632

Entertainment - 0.2%
Glu Mobile, Inc. *	9,729	48,548
Liberty Media Corp.-Liberty Braves, Class C *	1,059	29,387
Rosetta Stone, Inc. *	1,597	27,788

		105,723

Equity Real Estate Investment Trusts (REITs) - 8.9%
Acadia Realty Trust	2,878	82,253
Agree Realty Corp.	3,252	237,884
Alexander & Baldwin, Inc.	706	17,304
Alexander’s, Inc.	43	14,982
American Assets Trust, Inc.	4,100	191,634
Armada Hoffler Properties, Inc.	2,371	42,891
Bluerock Residential Growth REIT, Inc.	1,363	16,043
CareTrust REIT, Inc.	7,021	165,029
CoreCivic, Inc.	1,403	24,244
EastGroup Properties, Inc.	2,597	324,677
Essential Properties Realty Trust, Inc.	2,290	52,464
First Industrial Realty Trust, Inc.	4,910	194,240
Four Corners Property Trust, Inc.	2,328	65,836
Front Yard Residential Corp.	2,240	25,894
Getty Realty Corp.	1,662	53,284
Gladstone Commercial Corp.	2,751	64,649
Global Net Lease, Inc.	3,770	73,515
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,906	55,560

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 8.9% (continued)
Healthcare Realty Trust, Inc.	4,245	$142,208
Independence Realty Trust, Inc.	5,020	71,836
Industrial Logistics Properties Trust	1,293	27,476
Innovative Industrial Properties, Inc.	1,733	160,077
Investors Real Estate Trust	655	48,909
Jernigan Capital, Inc.	1,105	21,271
Lexington Realty Trust	7,626	78,167
LTC Properties, Inc.	1,865	95,525
Monmouth Real Estate Investment Corp.	2,025	29,180
National Health Investors, Inc.	2,669	219,899
National Storage Affiliates Trust	4,378	146,094
NexPoint Residential Trust, Inc.	2,833	132,471
One Liberty Properties, Inc.	932	25,658
Physicians Realty Trust	6,539	116,067
Piedmont Office Realty Trust, Inc., Class A	2,835	59,195
Preferred Apartment Communities, Inc., Class A	1,297	18,742
PS Business Parks, Inc.	2,423	440,865
QTS Realty Trust, Inc., Class A	1,596	82,050
Rexford Industrial Realty, Inc.	6,604	290,708
Ryman Hospitality Properties, Inc.	2,361	193,153
Sabra Health Care REIT, Inc. (a)	5,998	137,714
Safehold, Inc.	912	27,816
Saul Centers, Inc.	490	26,710
Seritage Growth Properties, Class A	484	20,565
STAG Industrial, Inc.	5,578	164,439
Terreno Realty Corp.	4,192	214,169
UMH Properties, Inc.	1,668	23,485
Universal Health Realty Income Trust	733	75,352
Xenia Hotels & Resorts, Inc.	1,185	25,027

		4,817,211

Food & Staples Retailing - 0.5%
Chefs’ Warehouse, Inc. (The) *	2,306	92,978
Ingles Markets, Inc., Class A	529	20,557
Performance Food Group Co. *	3,505	161,265

		274,800

Food Products - 2.1%
Calavo Growers, Inc.	552	52,539
Darling Ingredients, Inc. *	3,728	71,317
Freshpet, Inc. *	3,049	151,749
J&J Snack Foods Corp.	892	171,264
John B Sanfilippo & Son, Inc.	879	84,911
Lancaster Colony Corp.	1,823	252,759
Sanderson Farms, Inc.	1,057	159,956
Simply Good Foods Co. (The) *	4,697	136,166
Tootsie Roll Industries, Inc.	1,986	73,760

		1,154,421

Gas Utilities - 2.5%
Chesapeake Utilities Corp.	739	70,441
New Jersey Resources Corp.	5,276	238,581
Northwest Natural Holding Co.	1,436	102,444
ONE Gas, Inc.	4,732	454,793
South Jersey Industries, Inc.	1,256	41,335
Southwest Gas Holdings, Inc.	1,967	179,076
Spire, Inc.	3,077	268,437

		1,355,107

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 5.0%
Antares Pharma, Inc. *	16,954	$56,711
Apyx Medical Corp. *	4,000	27,080
AtriCure, Inc. *(a)	1,696	42,298
Atrion Corp.	74	57,659
Avanos Medical, Inc. *	453	16,969
BioLife Solutions, Inc. *	1,074	17,855
BioSig Technologies, Inc. *	2,916	24,057
Cardiovascular Systems, Inc. *	1,509	71,708
CONMED Corp.	863	82,977
CryoPort, Inc. *	6,759	110,544
Glaukos Corp. *(a)	1,894	118,394
Globus Medical, Inc., Class A *	2,194	112,157
Haemonetics Corp. *	2,565	323,549
Heska Corp. *	789	55,916
Integer Holdings Corp. *	1,417	107,069
iRhythm Technologies, Inc. *(a)	775	57,435
Lantheus Holdings, Inc. *	1,479	37,071
LeMaitre Vascular, Inc.	1,341	45,835
LivaNova plc *	370	27,302
Merit Medical Systems, Inc. *	612	18,642
Mesa Laboratories, Inc.	432	102,717
Misonix, Inc. *	1,095	22,010
Natus Medical, Inc. *	787	25,058
Neogen Corp. *	640	43,590
Novocure Ltd. *(a)	5,700	426,246
NuVasive, Inc. *	1,087	68,894
OrthoPediatrics Corp. *	618	21,791
Quidel Corp. *	1,797	110,246
STAAR Surgical Co. *(a)	2,932	75,587
Tactile Systems Technology, Inc. *	1,324	56,032
Tandem Diabetes Care, Inc. *	3,351	197,642
Wright Medical Group NV *(a)	4,795	98,921
Zynex, Inc. (a)	3,073	29,224

		2,689,186

Health Care Providers & Services - 2.6%
Addus HomeCare Corp. *	1,402	111,151
Amedisys, Inc. *	2,211	289,663
BioTelemetry, Inc. *	1,864	75,921
Catasys, Inc. *(a)	1,248	19,668
CorVel Corp. *	901	68,206
Ensign Group, Inc. (The)	3,174	150,543
Hanger, Inc. *	1,594	32,486
HealthEquity, Inc. *	855	48,859
Joint Corp. (The) *	1,379	25,663
LHC Group, Inc. *	1,405	159,552
National HealthCare Corp.	608	49,765
National Research Corp.	400	23,100
PetIQ, Inc. *	1,574	42,907
Providence Service Corp. (The) *	400	23,784
R1 RCM, Inc. *	10,227	91,327
RadNet, Inc. *	2,195	31,520
Select Medical Holdings Corp. *	2,988	49,511
Triple-S Management Corp., Class B (United States) *	2,560	34,304
US Physical Therapy, Inc.	700	91,385

		1,419,315

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Technology - 1.2%
HMS Holdings Corp. *	4,136	$142,547
Inovalon Holdings, Inc., Class A *(a)	5,641	92,456
Inspire Medical Systems, Inc. *	1,262	77,007
Omnicell, Inc. *	2,101	151,839
OptimizeRx Corp. *	1,270	18,390
Tabula Rasa HealthCare, Inc. *	1,022	56,149
Teladoc Health, Inc. *	1,218	82,483
Vocera Communications, Inc. *(a)	809	19,942

		640,813

Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc. (a)	1,477	63,024
Churchill Downs, Inc.	1,479	182,590
Cracker Barrel Old Country Store, Inc. (a)	652	106,048
Dave & Buster’s Entertainment, Inc.	1,144	44,559
Denny’s Corp. *	2,000	45,530
Dine Brands Global, Inc. (a)	1,471	111,590
Drive Shack, Inc. *	5,264	22,688
Everi Holdings, Inc. *	2,629	22,241
Habit Restaurants, Inc. (The), Class A *	2,679	23,414
Jack in the Box, Inc.	513	46,745
Lindblad Expeditions Holdings, Inc. *	1,157	19,391
Ruth’s Hospitality Group, Inc.	1,436	29,316
SeaWorld Entertainment, Inc. *	5,569	146,576
Shake Shack, Inc., Class A *(a)	1,836	180,001
Wingstop, Inc. (a)	2,484	216,804

		1,260,517

Household Durables - 2.0%
Cavco Industries, Inc. *	132	25,356
GoPro, Inc., Class A *	4,659	24,157
Helen of Troy Ltd. *	1,502	236,805
iRobot Corp. *(a)	294	18,131
KB Home	2,136	72,624
La-Z-Boy, Inc.	1,058	35,538
LGI Homes, Inc. *(a)	495	41,243
M/I Homes, Inc. *	1,260	47,439
MDC Holdings, Inc.	4,988	214,983
Meritage Homes Corp. *	3,268	229,904
Taylor Morrison Home Corp. *	2,863	74,266
TopBuild Corp. *	614	59,208
TRI Pointe Group, Inc. *	1,097	16,499

		1,096,153

Household Products - 0.5%
Central Garden & Pet Co., Class A *	1,540	42,697
WD-40 Co.	1,121	205,748

		248,445

Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc., Class C	1,476	26,937
Ormat Technologies, Inc.	570	42,345
Pattern Energy Group, Inc., Class A (a)	4,208	113,321
TerraForm Power, Inc., Class A	8,350	152,179

		334,782

Insurance - 2.7%
American Equity Investment Life Holding Co.	737	17,835
AMERISAFE, Inc.	1,251	82,704

INVESTMENTS	SHARES	VALUE
Insurance - 2.7% (continued)
Argo Group International Holdings Ltd.	2,544	$178,691
eHealth, Inc. *	1,757	117,350
Enstar Group Ltd. (United States) *	621	117,940
Goosehead Insurance, Inc., Class A (a)	2,138	105,510
James River Group Holdings Ltd.	2,244	114,983
Kinsale Capital Group, Inc.	429	44,320
MBIA, Inc. *	2,965	27,367
National General Holdings Corp.	3,386	77,946
RLI Corp.	2,318	215,365
Safety Insurance Group, Inc.	171	17,327
Selective Insurance Group, Inc.	1,966	147,824
State Auto Financial Corp.	515	16,681
Trupanion, Inc. *(a)	796	20,234
United Fire Group, Inc.	1,694	79,584
United Insurance Holdings Corp.	2,600	36,374
Universal Insurance Holdings, Inc.	1,100	32,989

		1,451,024

Interactive Media & Services - 0.3%
Cargurus, Inc. *(a)	2,403	74,373
DHI Group, Inc. *	7,603	29,271
QuinStreet, Inc. *	3,929	49,466
Travelzoo *	2,494	26,661

		179,771

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	4,182	61,873
Rubicon Project, Inc. (The) *	7,766	67,642

		129,515

IT Services - 2.6%
Carbonite, Inc. *	1,317	20,400
Cardtronics plc, Class A *	2,455	74,239
CSG Systems International, Inc.	1,259	65,065
EVERTEC, Inc. (United States) (a)	4,763	148,701
Evo Payments, Inc., Class A *	2,519	70,834
ExlService Holdings, Inc. *	374	25,043
I3 Verticals, Inc., Class A *	852	17,142
KBR, Inc.	7,056	173,154
LiveRamp Holdings, Inc. *	3,583	153,926
ManTech International Corp., Class A	1,140	81,407
MAXIMUS, Inc.	2,275	175,767
NIC, Inc. (a)	1,578	32,586
Paysign, Inc. *(a)	4,297	43,400
Perficient, Inc. *(a)	2,002	77,237
Perspecta, Inc.	1,517	39,624
Science Applications International Corp.	709	61,931
TTEC Holdings, Inc.	691	33,085
Tucows, Inc., Class A *(a)	1,347	72,954
Virtusa Corp. *	1,703	61,342

		1,427,837

Leisure Products - 0.2%
Acushnet Holdings Corp.	1,201	31,706
Callaway Golf Co.	1,368	26,553
Clarus Corp.	2,070	24,271
Sturm Ruger & Co., Inc.	385	16,078

		98,608

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc. *(a)	1,086	$20,167
ChromaDex Corp. *	3,840	15,111
Codexis, Inc. *	7,090	97,239
Fluidigm Corp. *	4,316	19,983
Medpace Holdings, Inc. *	2,419	203,293
NanoString Technologies, Inc. *	3,109	67,123
NeoGenomics, Inc. *	6,206	118,659
Quanterix Corp. *	1,720	37,771
Syneos Health, Inc. *	3,186	169,527

		748,873

Machinery - 2.7%
Alamo Group, Inc. (a)	289	34,021
Albany International Corp., Class A	1,354	122,077
Chart Industries, Inc. *	1,806	112,622
Columbus McKinnon Corp.	620	22,587
Douglas Dynamics, Inc.	715	31,868
ESCO Technologies, Inc.	1,106	87,993
Federal Signal Corp.	2,408	78,838
Franklin Electric Co., Inc.	777	37,148
Harsco Corp. *	1,908	36,176
John Bean Technologies Corp.	541	53,792
Kadant, Inc.	620	54,430
Luxfer Holdings plc (United Kingdom)	1,438	22,404
Meritor, Inc. *	1,955	36,167
Miller Industries, Inc.	867	28,871
Mueller Industries, Inc.	925	26,529
Mueller Water Products, Inc., Class A	2,882	32,394
Proto Labs, Inc. *	791	80,761
RBC Bearings, Inc. *	841	139,530
Rexnord Corp. *	1,793	48,501
Spartan Motors, Inc.	3,385	46,442
SPX Corp. *	2,755	110,228
SPX FLOW, Inc. *	638	25,175
Standex International Corp.	358	26,113
Tennant Co.	272	19,230
TriMas Corp. *	882	27,033
Watts Water Technologies, Inc., Class A	1,139	106,758

		1,447,688

Marine - 0.1%
Matson, Inc.	1,534	57,540

Media - 0.8%
Cardlytics, Inc. *	444	14,883
EW Scripps Co. (The), Class A	1,802	23,930
Fluent, Inc. *	6,989	19,115
Gray Television, Inc. *	4,265	69,605
Marchex, Inc., Class B *	6,005	18,856
Meredith Corp. (a)	1,307	47,915
MSG Networks, Inc., Class A *	1,149	18,637
TechTarget, Inc. *	1,420	31,985
TEGNA, Inc.	11,129	172,833

		417,759

Metals & Mining - 0.6%
Allegheny Technologies, Inc. *	1,392	28,188
Cleveland-Cliffs, Inc.	2,879	20,786
Kaiser Aluminum Corp.	258	25,534

INVESTMENTS	SHARES	VALUE
Metals & Mining - 0.6% (continued)
Materion Corp.	771	$47,309
Novagold Resources, Inc. (Canada) *	11,762	71,395
SunCoke Energy, Inc. *	2,699	15,222
Warrior Met Coal, Inc.	3,745	73,103
Worthington Industries, Inc.	749	27,002

		308,539

Multiline Retail - 0.0% (b)
Dillard’s, Inc., Class A	306	20,230

Multi-Utilities - 1.4%
Black Hills Corp.	4,333	332,471
NorthWestern Corp.	4,619	346,656
Unitil Corp.	960	60,902

		740,029

Oil, Gas & Consumable Fuels - 1.4%
Arch Coal, Inc., Class A	528	39,178
CVR Energy, Inc.	5,576	245,511
Delek US Holdings, Inc.	644	23,377
DHT Holdings, Inc. (a)	5,306	32,632
Energy Fuels, Inc. *(a)	13,254	25,580
GasLog Ltd. (Monaco)	1,757	22,578
Magnolia Oil & Gas Corp., Class A *	6,098	67,688
Par Pacific Holdings, Inc. *	1,797	41,079
REX American Resources Corp. *	300	22,899
Scorpio Tankers, Inc. (Monaco)	719	21,398
Uranium Energy Corp. *(a)	20,939	20,413
W&T Offshore, Inc. *	3,274	14,307
World Fuel Services Corp.	4,606	183,964

		760,604

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	2,687	66,046
Verso Corp., Class A *	2,697	33,389

		99,435

Personal Products - 0.5%
Inter Parfums, Inc.	1,562	109,293
Lifevantage Corp. *	1,804	24,715
Medifast, Inc.	514	53,266
Revlon, Inc., Class A *(a)	1,108	26,027
USANA Health Sciences, Inc. *	600	41,034

		254,335

Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals, Inc. *	1,947	38,609
ANI Pharmaceuticals, Inc. *	633	46,133
Axsome Therapeutics, Inc. *	3,234	65,456
BioDelivery Sciences International, Inc. *	8,915	37,532
Cara Therapeutics, Inc. *	2,484	45,408
Chiasma, Inc. *(a)	5,756	28,492
CorMedix, Inc. *	3,385	21,596
Dermira, Inc. *	3,108	19,860
Evolus, Inc. *(a)	1,150	17,963
MyoKardia, Inc. *	541	28,213
Pacira BioSciences, Inc. *	2,596	98,830
Phibro Animal Health Corp., Class A	1,903	40,591
Reata Pharmaceuticals, Inc., Class A *(a)	1,825	146,529

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.3% (continued)
Zogenix, Inc. *(a)	792	$31,712
Zynerba Pharmaceuticals, Inc. *(a)	2,069	15,642

		682,566

Professional Services - 2.5%
ASGN, Inc. *	1,159	72,855
Exponent, Inc.	1,924	134,488
Forrester Research, Inc.	656	21,084
Franklin Covey Co. *	481	16,835
FTI Consulting, Inc. *	2,105	223,109
Huron Consulting Group, Inc. *	1,381	84,710
ICF International, Inc.	770	65,042
Insperity, Inc.	2,729	269,134
Kelly Services, Inc., Class A	1,064	25,770
Kforce, Inc.	1,548	58,568
Korn Ferry	1,724	66,615
TriNet Group, Inc. *	3,572	222,143
Willdan Group, Inc. *(a)	2,362	82,859

		1,343,212

Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings, Inc.	4,690	102,805
Marcus & Millichap, Inc. *(a)	662	23,494
RMR Group, Inc. (The), Class A	1,060	48,209

		174,508

Road & Rail - 0.5%
ArcBest Corp.	1,360	41,412
Heartland Express, Inc.	1,079	23,209
Hertz Global Holdings, Inc. *	3,183	44,053
Marten Transport Ltd.	1,333	27,700
Saia, Inc. *	533	49,942
Universal Logistics Holdings, Inc.	3,521	81,969

		268,285

Semiconductors & Semiconductor Equipment - 3.0%
Ambarella, Inc. *	1,018	63,966
Brooks Automation, Inc.	1,519	56,249
Cabot Microelectronics Corp.	786	110,991
Cirrus Logic, Inc. *	1,490	79,834
Diodes, Inc. *	1,639	65,806
DSP Group, Inc. *	1,520	21,409
Enphase Energy, Inc. *(a)	10,999	244,508
FormFactor, Inc. *	2,803	52,262
Impinj, Inc. *	1,697	52,318
Inphi Corp. *	2,852	174,115
Lattice Semiconductor Corp. *	10,362	189,469
MaxLinear, Inc. *	2,048	45,834
Nanometrics, Inc. *	818	26,683
PDF Solutions, Inc. *	2,083	27,225
Photronics, Inc. *	2,574	28,005
Rambus, Inc. *	3,205	42,066
Semtech Corp. *	2,508	121,914
Silicon Laboratories, Inc. *(a)	570	63,469
SunPower Corp. *	5,481	60,127
Xperi Corp.	3,102	64,149

		1,590,399

INVESTMENTS	SHARES	VALUE
Software - 6.3%
8x8, Inc. *	3,178	$65,848
ACI Worldwide, Inc. *	5,425	169,938
Agilysys, Inc. *(a)	1,107	28,350
Alarm.com Holdings, Inc. *	2,103	98,084
Altair Engineering, Inc., Class A *	2,376	82,257
Appfolio, Inc., Class A *(a)	3,257	309,871
Appian Corp. *	410	19,475
Blackline, Inc. *(a)	2,116	101,166
Bottomline Technologies DE, Inc. *	1,576	62,016
CommVault Systems, Inc. *	496	22,176
Cornerstone OnDemand, Inc. *	1,887	103,445
Digimarc Corp. *	670	26,190
Digital Turbine, Inc. *	10,658	68,691
Envestnet, Inc. *(a)	1,881	106,653
Everbridge, Inc. *	2,563	158,163
Five9, Inc. *(a)	4,755	255,534
ForeScout Technologies, Inc. *	591	22,411
Instructure, Inc. *(a)	523	20,261
Intelligent Systems Corp. *(a)	1,127	46,816
j2 Global, Inc.	762	69,205
LivePerson, Inc. *(a)	4,871	173,895
MicroStrategy, Inc., Class A *	200	29,674
MobileIron, Inc. *	5,450	35,670
Progress Software Corp.	930	35,396
PROS Holdings, Inc. *	2,235	133,206
Q2 Holdings, Inc. *	2,294	180,928
Qualys, Inc. *	1,417	107,083
Rapid7, Inc. *	3,946	179,109
SharpSpring, Inc. *(a)	2,334	22,640
ShotSpotter, Inc. *	941	21,671
SPS Commerce, Inc. *	2,092	98,470
Synchronoss Technologies, Inc. *	3,728	20,131
Telaria, Inc. *	5,593	38,648
Telenav, Inc. *	3,217	15,377
Upland Software, Inc. *	2,748	95,795
Varonis Systems, Inc. *	621	37,123
Verint Systems, Inc. *	3,343	143,013
VirnetX Holding Corp. *	80	432
Workiva, Inc. *(a)	2,770	121,409
Yext, Inc. *(a)	3,191	50,705
Zix Corp. *	4,729	34,238

		3,411,163

Specialty Retail - 2.1%
Aaron’s, Inc.	3,354	215,528
America’s Car-Mart, Inc. *(a)	413	37,872
Asbury Automotive Group, Inc. *	542	55,463
Boot Barn Holdings, Inc. *	2,761	96,359
Group 1 Automotive, Inc.	476	43,940
Lithia Motors, Inc., Class A	710	93,990
Monro, Inc.	1,914	151,225
Murphy USA, Inc. *	1,056	90,077
Rent-A-Center, Inc.	5,199	134,082
RH *	628	107,281
Shoe Carnival, Inc.	955	30,951
Sleep Number Corp. *	1,193	49,295
Zumiez, Inc. *	1,102	34,906

		1,140,969

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova, Inc.	1,094	$17,690
Avid Technology, Inc. *	4,022	24,896
Stratasys Ltd. *	3,003	63,979

		106,565

Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. *(a)	6,253	173,583
Deckers Outdoor Corp. *	1,881	277,184
Oxford Industries, Inc.	539	38,646
Rocky Brands, Inc.	1,617	53,733
Steven Madden Ltd.	1,474	52,755
Wolverine World Wide, Inc.	1,922	54,316

		650,217

Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc. *	775	21,429
Capitol Federal Financial, Inc.	5,049	69,575
Essent Group Ltd.	3,675	175,187
Federal Agricultural Mortgage Corp., Class C	480	39,197
First Defiance Financial Corp.	1,450	41,999
HomeStreet, Inc. *	997	27,238
Kearny Financial Corp.	1,887	24,607
Meta Financial Group, Inc.	1,602	52,241
NMI Holdings, Inc., Class A *	3,054	80,198
Northwest Bancshares, Inc.	7,401	121,302
PennyMac Financial Services, Inc. *	1,954	59,363
Radian Group, Inc.	9,261	211,521
Walker & Dunlop, Inc.	365	20,415
Washington Federal, Inc.	779	28,815
Waterstone Financial, Inc.	2,000	34,360

		1,007,447

Tobacco - 0.1%
Turning Point Brands, Inc.	470	10,838
Universal Corp.	445	24,391

		35,229

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	1,486	33,331
BMC Stock Holdings, Inc. *	766	20,054
CAI International, Inc. *	1,309	28,497
DXP Enterprises, Inc. *	1,558	54,094
GATX Corp.	893	69,234
Lawson Products, Inc. *	643	24,903
MRC Global, Inc. *	2,586	31,368
NOW, Inc. *	4,672	53,588
Rush Enterprises, Inc., Class A	649	25,039
Triton International Ltd. (United States)	1,310	44,330

		384,438

Water Utilities - 1.1%
American States Water Co.	3,497	314,240
AquaVenture Holdings Ltd. *	1,930	37,500
Cadiz, Inc. *(a)	2,241	27,990
California Water Service Group	2,002	105,966
Middlesex Water Co.	1,269	82,434
SJW Group	509	34,760

		602,890

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *(a)	1,839	$20,413
Shenandoah Telecommunications Co.	2,219	70,498

		90,911

TOTAL COMMON STOCKS (Cost $43,510,892)		52,092,079

SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $1,762,335)	1,762,430	1,762,606

SECURITIES LENDING COLLATERAL - 13.1%

Investment Companies - 13.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (c)(d)	865,636	865,636
Limited Purpose Cash Investment Fund 2.01% (c)(d)	6,211,792	6,212,413

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,077,428)		7,078,049

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 112.9% (Cost $52,350,655)		60,932,734

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9)% (e)		(6,968,791)

NET ASSETS - 100.0%		$53,963,943

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,346,135	2.5%
Consumer Discretionary	5,924,923	11.0
Consumer Staples	2,420,018	4.5
Energy	1,067,236	2.0
Financials	5,369,627	9.9
Health Care	9,472,485	17.6
Industrials	8,075,463	15.0
Information Technology	8,275,592	15.3
Materials	1,082,030	2.0
Real Estate	4,991,719	9.2
Utilities	4,066,851	7.5
Short-Term Investments	1,762,606	3.3
Securities Lending Collateral	7,078,049	13.1

Total Investments In Securities At Value	60,932,734	112.9
Liabilities in Excess of Other Assets (e)	(6,968,791)	(12.9)

Net Assets	$53,963,943	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM SMALL CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $6,857,427.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	14	12/2019	USD	$1,067,500	$(40,450)

					$(40,450)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$91,481	$91,481

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.7%

Australia - 7.2%
AGL Energy Ltd.	10,943	$141,569
Alumina Ltd.	58,797	94,200
Aristocrat Leisure Ltd.	15,788	326,419
ASX Ltd.	900	49,320
Australia & New Zealand Banking Group Ltd.	8,011	153,889
BHP Group plc	15,882	339,228
Brambles Ltd.	6,432	49,533
CIMIC Group Ltd.	2,383	50,634
Cochlear Ltd.	985	138,614
Coles Group Ltd.	14,170	147,319
Commonwealth Bank of Australia	18,721	1,021,219
Computershare Ltd.	9,146	99,982
CSL Ltd.	7,771	1,228,686
Dexus, REIT	21,643	174,329
Flight Centre Travel Group Ltd.	1,887	60,609
Fortescue Metals Group Ltd.	23,391	139,228
Goodman Group, REIT	52,739	504,806
GPT Group (The), REIT	20,457	85,069
Insurance Australia Group Ltd.	27,300	145,672
Macquarie Group Ltd.	3,696	327,621
Mirvac Group, REIT	15,859	32,763
Newcrest Mining Ltd.	12,754	294,307
QBE Insurance Group Ltd.	6,506	55,187
Ramsay Health Care Ltd.	1,987	87,051
REA Group Ltd.	1,574	115,071
Rio Tinto plc	13,589	706,391
Santos Ltd.	32,033	167,026
Scentre Group, REIT	20,335	53,950
Sonic Healthcare Ltd.	2,086	39,553
Telstra Corp. Ltd.	95,481	226,334
Treasury Wine Estates Ltd.	17,956	225,381
Wesfarmers Ltd.	14,974	402,319
Woodside Petroleum Ltd.	4,089	89,333
Woolworths Group Ltd.	7,112	178,964

		7,951,576

Austria - 0.3%
ANDRITZ AG	2,003	81,853
OMV AG	3,816	204,532
Raiffeisen Bank International AG	1,608	37,292

		323,677

Belgium - 1.2%
Ageas	9,048	501,578
Anheuser-Busch InBev SA/NV	1,587	151,050
Colruyt SA	5,045	276,377
UCB SA	4,595	333,378
Umicore SA	2,789	105,377

		1,367,760

Canada - 12.6%
Agnico Eagle Mines Ltd. (1)	6,452	345,769
Alimentation Couche-Tard, Inc., Class B (1)	22,246	681,728
Aurora Cannabis, Inc. (1)*(a)	9,787	42,994
Bank of Montreal (1)	1,218	89,710
Barrick Gold Corp. (1)	29,260	506,200
BCE, Inc. (1)	14,293	691,320

INVESTMENTS	SHARES	VALUE
Canada - 12.6% (continued)
Brookfield Asset Management, Inc., Class A (1)	12,892	$684,570
CAE, Inc. (1)	5,614	142,633
Cameco Corp. (1)	4,367	41,466
Canadian National Railway Co. (1)	10,317	926,376
Canadian Pacific Railway Ltd. (1)	2,192	487,126
Canadian Tire Corp. Ltd., Class A (1)	328	36,807
Canadian Utilities Ltd., Class A (1)	1,073	31,627
Canopy Growth Corp. (1)*(a)	2,214	50,719
CCL Industries, Inc., Class B (1)	1,240	50,017
CGI, Inc. (1)*	5,942	469,852
Constellation Software, Inc. (1)	504	503,353
Cronos Group, Inc. (1)*(a)	9,672	87,386
Emera, Inc. (1)	7,235	317,612
Empire Co. Ltd., Class A (1)	8,055	218,087
Enbridge, Inc. (1)	11,174	392,189
Fairfax Financial Holdings Ltd. (1)	122	53,778
Fortis, Inc. (1)	17,220	728,001
Franco-Nevada Corp. (1)	6,196	564,578
Gildan Activewear, Inc. (1)	4,498	159,638
H&R REIT, REIT (1)	5,248	91,623
Hydro One Ltd. (1)(b)	2,110	39,004
Intact Financial Corp. (1)	2,517	253,324
International Petroleum Corp. *	3,493	12,473
Loblaw Cos. Ltd. (1)	6,485	369,369
Metro, Inc. (1)	7,911	348,303
Nutrien Ltd. (1)	3,564	177,548
Onex Corp. (1)	678	42,031
Open Text Corp. (1)	4,296	175,232
Pembina Pipeline Corp. (1)	3,029	112,280
Restaurant Brands International, Inc. (1)	6,077	432,089
RioCan REIT, REIT (1)	4,578	91,156
Rogers Communications, Inc., Class B (1)	13,352	650,341
Royal Bank of Canada (1)	9,009	730,798
Shopify, Inc., Class A (1)*	2,201	684,962
SmartCentres REIT, REIT (1)	4,443	108,992
Sun Life Financial, Inc. (1)	2,113	94,482
TC Energy Corp. (1)	2,520	130,484
Thomson Reuters Corp. (1)	11,120	743,235
Toronto-Dominion Bank (The) (1)	2,769	161,456
WSP Global, Inc. (1)	2,856	166,917

		13,919,635

Chile - 0.0% (c)
Antofagasta plc	3,557	39,268

China - 0.1%
BOC Hong Kong Holdings Ltd.	24,500	83,134

Denmark - 3.0%
Carlsberg A/S, Class B	874	129,158
Chr Hansen Holding A/S	1,773	150,197
Coloplast A/S, Class B	2,912	350,360
Demant A/S *	4,023	102,989
DSV A/S	3,495	332,200
Genmab A/S *	153	31,087
ISS A/S	1,327	32,808
Novo Nordisk A/S, Class B	13,216	682,952
Novozymes A/S, Class B	780	32,808

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Denmark - 3.0% (continued)
Orsted A/S (b)	10,136	$942,229
Tryg A/S	11,965	342,803
Vestas Wind Systems A/S	2,094	162,448

		3,292,039

Finland - 1.8%
Elisa OYJ	1,881	96,973
Fortum OYJ	28,358	670,277
Kone OYJ, Class B	3,253	185,130
Neste OYJ	10,448	345,668
Nokia OYJ	64,401	325,245
Nokian Renkaat OYJ	1,449	40,842
Sampo OYJ, Class A	3,563	141,566
UPM-Kymmene OYJ	5,712	168,668
Wartsila OYJ Abp	4,467	49,981

		2,024,350

France - 5.0%
Accor SA (a)	917	38,224
Airbus SE	10,257	1,331,652
AXA SA	6,712	171,383
BNP Paribas SA	8,449	410,764
Capgemini SE	1,863	219,370
Credit Agricole SA	26,078	315,643
Dassault Systemes SE	2,145	305,569
Electricite de France SA (a)	7,138	79,849
EssilorLuxottica SA	726	104,674
Hermes International	304	209,966
Iliad SA (a)	513	48,181
Kering SA	94	47,901
L’Oreal SA	548	153,258
LVMH Moet Hennessy Louis Vuitton SE	1,758	697,505
Orange SA	18,570	290,657
Peugeot SA	2,366	59,052
Safran SA	2,841	447,316
Sanofi	811	75,125
TOTAL SA	10,152	528,581

		5,534,670

Germany - 8.7%
adidas AG	3,980	1,238,853
Allianz SE (Registered)	5,590	1,301,196
Aroundtown SA	5,752	47,048
Beiersdorf AG	1,858	219,067
Brenntag AG	1,127	54,506
Carl Zeiss Meditec AG	513	58,469
Delivery Hero SE *(b)	2,261	100,378
Deutsche Boerse AG	2,889	450,566
Deutsche Telekom AG (Registered)	49,698	833,585
Deutsche Wohnen SE	9,722	354,887
E.ON SE	54,715	531,972
Fraport AG Frankfurt Airport Services Worldwide	833	70,601
Hannover Rueck SE	3,192	539,477
HUGO BOSS AG	1,731	92,676
Merck KGaA	2,205	248,393
MTU Aero Engines AG	862	229,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,457	376,340

INVESTMENTS	SHARES	VALUE
Germany - 8.7% (continued)
Puma SE	3,800	$294,027
RWE AG	8,885	277,679
SAP SE	10,698	1,258,870
Siemens AG (Registered)	831	88,955
Symrise AG	1,711	166,324
Volkswagen AG	319	54,837
Vonovia SE	11,616	589,340
Wirecard AG	826	132,193

		9,609,287

Hong Kong - 3.1%
AIA Group Ltd.	125,000	1,178,882
CK Asset Holdings Ltd.	10,500	71,138
CK Hutchison Holdings Ltd.	7,000	61,797
CLP Holdings Ltd.	26,000	273,283
Hang Seng Bank Ltd.	4,300	92,655
Henderson Land Development Co. Ltd.	24,157	112,519
Hong Kong & China Gas Co. Ltd.	117,700	229,412
Hong Kong Exchanges & Clearing Ltd.	4,700	137,757
Link REIT, REIT	30,500	336,442
MTR Corp. Ltd.	19,500	109,359
New World Development Co. Ltd.	51,000	66,232
PCCW Ltd.	75,000	42,104
Power Assets Holdings Ltd.	7,000	46,990
Shangri-La Asia Ltd.	32,000	32,616
Sino Land Co. Ltd.	28,000	42,084
Sun Hung Kai Properties Ltd.	11,000	158,078
Swire Pacific Ltd., Class A	5,000	46,536
Swire Properties Ltd.	14,400	45,193
Techtronic Industries Co. Ltd.	20,500	142,684
WH Group Ltd. (b)	47,000	42,091
Wharf Real Estate Investment Co. Ltd.	13,000	71,000
Wheelock & Co. Ltd.	9,000	51,275

		3,390,127

Italy - 1.8%
Assicurazioni Generali SpA	6,913	133,972
Enel SpA	102,597	766,328
Eni SpA	15,999	244,541
Ferrari NV	3,660	564,786
Moncler SpA	2,560	91,247
Recordati SpA	1,120	48,035
Terna Rete Elettrica Nazionale SpA	23,336	149,880

		1,998,789

Japan - 16.7%
Advantest Corp. (a)	4,300	191,685
Aeon Co. Ltd.	6,600	121,260
Alfresa Holdings Corp.	3,100	69,460
ANA Holdings, Inc. (a)	9,000	303,206
Asahi Group Holdings Ltd.	3,900	193,686
Asahi Intecc Co. Ltd.	2,300	60,682
Astellas Pharma, Inc.	13,000	185,954
Bandai Namco Holdings, Inc.	1,700	106,008
Bank of Kyoto Ltd. (The)	1,000	39,339
Benesse Holdings, Inc.	2,100	54,705
Bridgestone Corp.	2,100	81,723
Canon, Inc.	4,200	112,317
Central Japan Railway Co.	1,400	288,693

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 16.7% (continued)
Chubu Electric Power Co., Inc.	3,700	$53,671
Chugai Pharmaceutical Co. Ltd.	7,200	562,660
Chugoku Electric Power Co., Inc. (The)	5,800	74,640
CyberAgent, Inc.	1,500	57,821
Daicel Corp.	5,700	48,493
Daifuku Co. Ltd.	1,100	57,229
Daiichi Sankyo Co. Ltd.	10,300	650,851
Daikin Industries Ltd.	1,200	158,267
Daito Trust Construction Co. Ltd.	700	89,655
Daiwa House Industry Co. Ltd.	2,900	94,264
FamilyMart Co. Ltd.	4,200	102,620
Fast Retailing Co. Ltd.	1,100	656,204
Fuji Electric Co. Ltd.	1,200	37,000
FUJIFILM Holdings Corp.	2,000	88,101
Fujitsu Ltd.	600	48,222
GMO Payment Gateway, Inc.	700	46,986
Hikari Tsushin, Inc.	500	108,472
Hoya Corp.	6,900	565,130
Iida Group Holdings Co. Ltd.	2,400	39,186
ITOCHU Corp.	11,400	236,135
Japan Airlines Co. Ltd.	2,300	68,309
Japan Prime Realty Investment Corp., REIT	28	132,880
Japan Real Estate Investment Corp., REIT	41	274,958
Japan Retail Fund Investment Corp., REIT	46	97,336
Kakaku.com, Inc.	3,100	76,581
Kaneka Corp.	1,400	43,874
Kansai Electric Power Co., Inc. (The)	8,200	91,842
Kao Corp.	4,400	326,379
Keihan Holdings Co. Ltd.	2,600	115,852
Keio Corp.	1,000	62,441
Keisei Electric Railway Co. Ltd.	2,700	111,465
Keyence Corp.	600	373,474
Kikkoman Corp.	4,200	201,493
Kirin Holdings Co. Ltd.	6,500	138,319
Kobayashi Pharmaceutical Co. Ltd.	800	61,097
Konami Holdings Corp.	2,600	125,953
Kose Corp.	600	101,873
Kyocera Corp.	1,300	81,056
Kyowa Kirin Co. Ltd.	2,300	44,791
Lion Corp.	4,900	96,934
M3, Inc.	2,800	67,760
Marui Group Co. Ltd.	7,000	148,312
McDonald’s Holdings Co. Japan Ltd.	3,000	145,312
MEIJI Holdings Co. Ltd.	1,100	80,462
Mitsubishi Corp.	9,100	224,069
Mitsui & Co. Ltd.	5,500	90,345
MonotaRO Co. Ltd.	2,400	63,308
Murata Manufacturing Co. Ltd.	3,800	184,177
Nexon Co. Ltd. *	3,700	44,956
Nintendo Co. Ltd.	200	74,499
Nippon Building Fund, Inc., REIT	52	399,524
Nippon Electric Glass Co. Ltd.	1,600	35,775
Nippon Express Co. Ltd.	1,000	51,217
Nippon Paint Holdings Co. Ltd.	1,800	94,145
Nippon Prologis REIT, Inc., REIT	12	32,905
Nippon Telegraph & Telephone Corp.	3,200	153,100
Nissan Chemical Corp.	1,200	50,245
Nisshin Seifun Group, Inc.	5,000	92,716

INVESTMENTS	SHARES	VALUE
Japan - 16.7% (continued)
Nissin Foods Holdings Co. Ltd.	900	$65,224
Nitori Holdings Co. Ltd.	1,500	220,124
Nomura Real Estate Master Fund, Inc., REIT	36	65,023
Nomura Research Institute Ltd.	8,250	164,851
NTT Data Corp.	12,500	162,232
NTT DOCOMO, Inc.	13,600	347,271
Obayashi Corp.	5,200	52,005
Obic Co. Ltd.	2,600	297,938
Ono Pharmaceutical Co. Ltd.	1,800	32,782
Oracle Corp. Japan	1,300	113,329
Oriental Land Co. Ltd.	5,200	792,561
Otsuka Corp.	1,000	40,022
Otsuka Holdings Co. Ltd.	1,200	45,078
Pan Pacific International Holdings Corp.	5,200	87,060
Park24 Co. Ltd.	2,900	67,370
PeptiDream, Inc. *	700	33,459
Rakuten, Inc.	5,800	57,493
Recruit Holdings Co. Ltd.	13,800	421,638
Ryohin Keikaku Co. Ltd.	3,000	56,240
Santen Pharmaceutical Co. Ltd.	3,800	66,407
Secom Co. Ltd.	900	82,355
SG Holdings Co. Ltd.	2,300	56,364
Shimadzu Corp.	4,600	116,965
Shimano, Inc.	1,100	166,214
Shimizu Corp.	6,600	59,954
Shin-Etsu Chemical Co. Ltd.	300	32,283
Shionogi & Co. Ltd.	4,300	239,738
Shiseido Co. Ltd.	4,600	369,192
SoftBank Group Corp.	14,500	572,176
Sohgo Security Services Co. Ltd.	2,000	105,190
Sony Corp.	1,400	82,751
Sony Financial Holdings, Inc.	2,900	63,145
Stanley Electric Co. Ltd.	1,500	39,953
Sumitomo Dainippon Pharma Co. Ltd.	4,900	81,072
Sumitomo Realty & Development Co. Ltd.	3,000	114,528
Suzuken Co. Ltd.	1,100	59,213
Suzuki Motor Corp.	1,500	63,899
Taisei Corp.	1,900	73,942
Taisho Pharmaceutical Holdings Co. Ltd.	500	36,560
TDK Corp.	600	54,238
Terumo Corp.	12,200	394,770
Toho Gas Co. Ltd.	2,200	84,374
Tokio Marine Holdings, Inc.	6,500	348,707
Tokyo Electric Power Co. Holdings, Inc. *	20,300	99,562
Tokyo Electron Ltd.	200	38,425
Toyota Motor Corp.	9,300	624,590
Trend Micro, Inc.	3,300	157,702
Unicharm Corp.	4,300	136,671
United Urban Investment Corp., REIT	49	93,872
USS Co. Ltd.	4,900	95,425
West Japan Railway Co.	1,000	84,611
Yakult Honsha Co. Ltd.	2,200	123,503
Yamaha Corp.	5,500	247,968
Yokogawa Electric Corp.	2,900	53,290

		18,485,368

Macau - 0.1%
Sands China Ltd.	12,800	57,839

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Macau - 0.1% (continued)
SJM Holdings Ltd.	47,000	$44,637

		102,476

Netherlands - 4.7%
Adyen NV *(b)	109	71,681
Akzo Nobel NV (a)	2,058	183,373
ASML Holding NV	3,817	946,667
Koninklijke Ahold Delhaize NV	20,261	506,680
Koninklijke DSM NV	2,023	243,532
Koninklijke Philips NV	15,379	710,649
NN Group NV	3,452	122,334
Royal Dutch Shell plc, Class A	33,475	981,754
Royal Dutch Shell plc, Class B	22,851	675,372
Wolters Kluwer NV	10,278	749,935

		5,191,977

Norway - 0.3%
Mowi ASA	10,990	253,838
Telenor ASA	4,865	97,611

		351,449

Singapore - 0.8%
Ascendas REIT, REIT	24,300	54,880
CapitaLand Commercial Trust, REIT	39,000	58,437
CapitaLand Mall Trust, REIT	17,500	33,315
DBS Group Holdings Ltd.	28,000	506,550
Singapore Telecommunications Ltd.	32,600	73,146
United Overseas Bank Ltd.	6,800	126,378
UOL Group Ltd.	9,700	52,675

		905,381

South Africa - 0.6%
Anglo American plc	27,870	640,508

Spain - 2.7%
Aena SME SA (b)	481	88,049
Amadeus IT Group SA	8,587	615,272
Cellnex Telecom SA *(b)	1,749	72,240
Endesa SA	11,772	309,671
Ferrovial SA	7,001	202,281
Grifols SA	3,042	89,672
Iberdrola SA	98,449	1,023,256
Naturgy Energy Group SA	13,664	362,407
Red Electrica Corp. SA	12,644	256,114

		3,018,962

Sweden - 1.9%
Assa Abloy AB, Class B	11,725	260,661
Atlas Copco AB, Class A	1,855	57,121
Essity AB, Class B	2,275	66,381
Hennes & Mauritz AB, Class B (a)	8,534	165,426
Hexagon AB, Class B	4,438	213,779
ICA Gruppen AB	1,355	62,579
Investor AB, Class B	1,829	89,323
Lundin Petroleum AB	1,027	30,788
Sandvik AB	13,130	204,407
Swedish Match AB	7,375	305,016
Tele2 AB, Class B	8,627	128,304
Telefonaktiebolaget LM Ericsson, Class B	45,047	359,761

INVESTMENTS	SHARES	VALUE
Sweden - 1.9% (continued)
Telia Co. AB	23,494	$105,100

		2,048,646

Switzerland - 14.1%
Alcon, Inc. *	6,118	356,862
Baloise Holding AG (Registered)	623	111,626
Barry Callebaut AG (Registered)	80	165,002
Chocoladefabriken Lindt & Spruengli AG	18	132,942
Cie Financiere Richemont SA (Registered)	3,416	250,344
Coca-Cola HBC AG *	2,201	71,886
EMS-Chemie Holding AG (Registered)	421	262,324
Geberit AG (Registered)	528	252,324
Givaudan SA (Registered)	140	390,743
Kuehne + Nagel International AG (Registered)	329	48,413
Lonza Group AG (Registered) *	1,695	573,607
Nestle SA (Registered)	42,206	4,577,432
Novartis AG (Registered)	31,062	2,695,778
Partners Group Holding AG	1,085	833,233
Roche Holding AG	9,722	2,830,703
Schindler Holding AG	229	51,247
SGS SA (Registered)	15	37,184
Sika AG (Registered) (a)	2,399	351,002
Sonova Holding AG (Registered)	898	208,947
STMicroelectronics NV	10,182	197,040
Straumann Holding AG (Registered)	464	379,528
Swiss Life Holding AG (Registered)	292	139,605
Swiss Re AG	1,392	145,247
Swisscom AG (Registered)	108	53,284
Temenos AG (Registered) *	235	39,351
Vifor Pharma AG (a)	561	89,664
Zurich Insurance Group AG	856	327,855

		15,573,173

United Kingdom - 7.8%
3i Group plc	5,219	74,696
Admiral Group plc	1,746	45,404
Ashtead Group plc	4,765	132,512
Associated British Foods plc	1,417	40,114
AstraZeneca plc	13,590	1,213,440
Auto Trader Group plc (b)	29,518	185,009
BAE Systems plc	37,113	259,913
Barratt Developments plc	7,602	60,517
BP plc	125,565	794,923
British American Tobacco plc	18,876	697,096
Bunzl plc	6,811	178,036
CNH Industrial NV	5,768	58,736
Compass Group plc	27,316	702,915
Diageo plc	1,887	77,085
Direct Line Insurance Group plc	42,210	155,734
Experian plc	5,258	168,146
GlaxoSmithKline plc	17,591	377,056
HSBC Holdings plc	119,863	918,423
Intertek Group plc	3,758	252,959
Legal & General Group plc	45,149	137,809
Persimmon plc	12,600	336,044
Prudential plc	20,491	371,322
Reckitt Benckiser Group plc	5,607	437,791
Sage Group plc (The)	32,325	274,703

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 7.8% (continued)
Smith & Nephew plc	3,009	$72,462
Taylor Wimpey plc	76,759	152,361
Unilever NV	1,252	75,179
Vodafone Group plc	172,430	343,533
Whitbread plc	1,309	69,088

		8,663,006

United States - 0.2%
Bausch Health Cos., Inc. (1)*	5,891	128,505
QIAGEN NV *	2,407	78,826

		207,331

TOTAL COMMON STOCKS (Cost $90,253,915)		104,722,589

SHORT-TERM INVESTMENTS - 3.5%
INVESTMENT COMPANIES - 3.5%
Limited Purpose Cash Investment Fund, 2.01% (1)(d)
(Cost $3,876,945)	3,877,135	3,877,523

SECURITIES LENDING COLLATERAL - 0.8%

Investment Companies - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (1)(d)(e)	112,629	112,629
Limited Purpose Cash Investment Fund
2.01% (1)(d)(e)	808,226	808,307

TOTAL SECURITIES LENDING COLLATERAL (Cost $920,856)		920,936

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.0% (Cost $95,051,716)		109,521,048

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (f)		1,141,490

NET ASSETS - 100.0%		$110,662,538

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$5,505,152	5.0%
Consumer Discretionary	10,798,838	9.8
Consumer Staples	12,820,603	11.6
Energy	4,751,409	4.3
Financials	14,634,790	13.2
Health Care	16,607,859	15.0
Industrials	11,819,682	10.7
Information Technology	9,253,666	8.4
Materials	6,220,632	5.6
Real Estate	4,728,709	4.3
Utilities	7,581,249	6.8
Short-Term Investments	3,877,523	3.5
Securities Lending Collateral	920,936	0.8

Total Investments In Securities At Value	109,521,048	99.0
Other Assets in Excess of Liabilities (f)	1,141,490	1.0

Net Assets	$110,662,538	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $1,256,112.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $1,540,681, which represents approximately 1.39% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $392,990 was received. (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	46	12/2019	USD	$4,366,320	$(14,075)

					$(14,075)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$257,190	$257,190

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.7%

Aerospace & Defense - 1.1%
Boeing Co. (The)	50,693	$19,287,166
Curtiss-Wright Corp.	19,992	2,586,365
General Dynamics Corp.	15,365	2,807,646
Hexcel Corp.	15,872	1,303,567
Huntington Ingalls Industries, Inc.	5,644	1,195,343
L3Harris Technologies, Inc.	6,782	1,414,997
Lockheed Martin Corp.	20,121	7,848,397
Northrop Grumman Corp.	17,631	6,607,923
Teledyne Technologies, Inc. *	18,754	6,038,600
United Technologies Corp.	33,592	4,585,980

		53,675,984

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	89,699	7,604,681
Expeditors International of Washington, Inc.	71,959	5,345,834
FedEx Corp.	49,790	7,247,931

		20,198,446

Airlines - 0.3%
Southwest Airlines Co.	258,809	13,978,274

Banks - 3.5%
Bank of Hawaii Corp. (a)	23,703	2,036,799
BB&T Corp.	52,967	2,826,849
Commerce Bancshares, Inc. (a)	45,185	2,740,470
Cullen/Frost Bankers, Inc.	52,073	4,611,064
East West Bancorp, Inc.	291,155	12,895,255
First Citizens BancShares, Inc., Class A	4,244	2,001,258
First Hawaiian, Inc.	94,612	2,526,141
JPMorgan Chase & Co.	262,187	30,856,788
M&T Bank Corp.	80,894	12,778,825
People’s United Financial, Inc.	45,420	710,142
PNC Financial Services Group, Inc. (The)	119,876	16,801,820
Popular, Inc. (United States)	60,655	3,280,222
Prosperity Bancshares, Inc. (a)	29,817	2,105,975
SVB Financial Group *	127,147	26,567,366
US Bancorp	621,018	34,367,136
Wells Fargo & Co.	309,769	15,624,748

		172,730,858

Beverages - 3.4%
Brown-Forman Corp., Class B	111,860	7,022,571
Coca-Cola Co. (The)	1,268,460	69,054,962
Constellation Brands, Inc., Class A	18,000	3,731,040
Monster Beverage Corp. *	314,672	18,269,856
PepsiCo, Inc.	520,556	71,368,228

		169,446,657

Biotechnology - 1.1%
AbbVie, Inc.	20,922	1,584,214
Alexion Pharmaceuticals, Inc. *	43,227	4,233,653
Alkermes plc *	75,914	1,481,082
Amgen, Inc.	41,330	7,997,768
Biogen, Inc. *	155,265	36,148,797
Gilead Sciences, Inc.	14,268	904,306

INVESTMENTS	SHARES	VALUE
Biotechnology - 1.1% (continued)
Seattle Genetics, Inc. *	19,065	$1,628,151
Vertex Pharmaceuticals, Inc. *	11,076	1,876,496

		55,854,467

Capital Markets - 3.8%
Ameriprise Financial, Inc.	70,785	10,412,474
BlackRock, Inc.	61,392	27,358,731
Cboe Global Markets, Inc.	49,690	5,709,878
CME Group, Inc.	201,830	42,654,752
FactSet Research Systems, Inc.	20,618	5,009,555
Intercontinental Exchange, Inc.	287,999	26,573,668
Morningstar, Inc.	3,789	553,724
MSCI, Inc.	2,198	478,615
Nasdaq, Inc.	20,719	2,058,433
Northern Trust Corp.	19,826	1,850,162
S&P Global, Inc.	104,478	25,595,020
SEI Investments Co.	71,226	4,220,497
State Street Corp.	216,502	12,814,753
T. Rowe Price Group, Inc.	175,718	20,075,782

		185,366,044

Chemicals - 3.1%
Air Products & Chemicals, Inc.	114,815	25,472,856
Celanese Corp.	5,974	730,561
Ecolab, Inc.	258,761	51,245,028
Linde plc (United Kingdom)	154,233	29,878,017
NewMarket Corp.	4,069	1,920,934
PPG Industries, Inc.	121,179	14,360,923
Sherwin-Williams Co. (The)	56,210	30,908,193

		154,516,512

Commercial Services & Supplies - 1.2%
Cintas Corp. (a)	44,118	11,828,036
Copart, Inc. *	38,099	3,060,493
Republic Services, Inc.	142,026	12,292,350
Rollins, Inc.	122,701	4,180,423
Waste Management, Inc.	252,734	29,064,410

		60,425,712

Communications Equipment - 1.1%
Cisco Systems, Inc.	926,161	45,761,615
F5 Networks, Inc. *	54,899	7,708,918
Ubiquiti, Inc.	5,328	630,089

		54,100,622

Construction & Engineering - 0.1%
Fluor Corp.	281,285	5,380,982

Consumer Finance - 1.4%
American Express Co.	344,237	40,716,352
Capital One Financial Corp.	19,510	1,775,020
Credit Acceptance Corp. *(a)	21,887	10,096,692
Discover Financial Services	196,737	15,953,403
Synchrony Financial	54,263	1,849,826

		70,391,293

Containers & Packaging - 0.1%
AptarGroup, Inc. (a)	20,164	2,388,426
Avery Dennison Corp.	15,124	1,717,632

		4,106,058

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Distributors - 0.1%
Pool Corp.	21,125	$4,260,912

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. *	18,637	2,842,142
H&R Block, Inc.	271,556	6,414,153

		9,256,295

Diversified Financial Services - 0.0% (b)
Voya Financial, Inc.	35,946	1,956,900

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	61,326	2,320,576
Verizon Communications, Inc.	486,561	29,368,822

		31,689,398

Electric Utilities - 6.0%
Alliant Energy Corp.	134,337	7,244,794
American Electric Power Co., Inc.	260,774	24,431,916
Avangrid, Inc. (a)	36,658	1,915,381
Duke Energy Corp.	381,633	36,583,339
Edison International	75,868	5,721,965
Entergy Corp.	74,666	8,762,802
Evergy, Inc.	183,274	12,198,717
Eversource Energy	174,252	14,893,318
Exelon Corp.	541,618	26,165,566
FirstEnergy Corp.	35,730	1,723,258
Hawaiian Electric Industries, Inc.	36,982	1,686,749
IDACORP, Inc.	17,553	1,977,697
NextEra Energy, Inc.	267,364	62,293,138
OGE Energy Corp.	161,643	7,335,359
Pinnacle West Capital Corp.	157,557	15,294,058
PPL Corp.	513,675	16,175,626
Southern Co. (The)	473,072	29,221,657
Xcel Energy, Inc.	318,018	20,636,188

		294,261,528

Electrical Equipment - 0.4%
Emerson Electric Co.	124,580	8,329,419
Hubbell, Inc.	9,562	1,256,447
Rockwell Automation, Inc.	59,943	9,878,606

		19,464,472

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	72,890	7,033,885
Cognex Corp.	152,203	7,477,733
Dolby Laboratories, Inc., Class A	26,488	1,712,184
FLIR Systems, Inc. (a)	42,716	2,246,435
Keysight Technologies, Inc. *	9,092	884,197
Littelfuse, Inc.	10,291	1,824,697
National Instruments Corp.	44,104	1,851,927

		23,031,058

Energy Equipment & Services - 0.5%
Schlumberger Ltd.	685,576	23,426,132

Entertainment - 0.5%
Live Nation Entertainment, Inc. *(a)	15,388	1,020,840
Madison Square Garden Co. (The), Class A *	11,138	2,935,086

INVESTMENTS	SHARES	VALUE

Entertainment - 0.5% (continued)
Netflix, Inc. *	9,355	$2,503,585
Spotify Technology SA *(a)	78,546	8,954,244
Walt Disney Co. (The)	72,775	9,484,038

		24,897,793

Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co., Class A	20,075	1,644,745
Simon Property Group, Inc. (a)	6,160	958,804

		2,603,549

Food & Staples Retailing - 2.9%
Casey’s General Stores, Inc.	48,111	7,753,569
Costco Wholesale Corp.	185,464	53,434,033
Sprouts Farmers Market, Inc. *	110,792	2,142,717
Sysco Corp.	264,417	20,994,710
Walmart, Inc.	489,668	58,113,798

		142,438,827

Food Products - 3.5%
Archer-Daniels-Midland Co.	25,226	1,036,032
Campbell Soup Co. (a)	196,117	9,201,810
Flowers Foods, Inc.	79,175	1,831,318
General Mills, Inc.	163,312	9,001,757
Hershey Co. (The)	127,713	19,794,238
Hormel Foods Corp.	394,637	17,257,476
Ingredion, Inc.	86,917	7,104,595
JM Smucker Co. (The) (a)	91,413	10,057,258
Kellogg Co.	99,241	6,386,158
Kraft Heinz Co. (The)	583,665	16,304,682
Lamb Weston Holdings, Inc.	200,108	14,551,854
McCormick & Co., Inc. (Non-Voting)	112,509	17,585,157
Mondelez International, Inc., Class A	672,635	37,210,168
Pilgrim’s Pride Corp. *	70,459	2,257,859
Post Holdings, Inc. *(a)	17,880	1,892,419

		171,472,781

Gas Utilities - 0.4%
Atmos Energy Corp.	111,656	12,716,502
UGI Corp.	126,607	6,364,534

		19,081,036

Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	163,950	13,717,696
ABIOMED, Inc. *	23,266	4,138,789
Align Technology, Inc. *	73,036	13,213,673
Baxter International, Inc.	19,782	1,730,331
Becton Dickinson and Co.	37,706	9,538,110
Cooper Cos., Inc. (The)	33,784	10,033,848
Danaher Corp.	181,447	26,206,390
Edwards Lifesciences Corp. *	127,869	28,119,672
IDEXX Laboratories, Inc. *	22,642	6,157,039
Intuitive Surgical, Inc. *	79,607	42,982,207
Masimo Corp. *	40,742	6,062,002
Medtronic plc	112,448	12,214,102
ResMed, Inc.	68,888	9,307,458
Stryker Corp.	70,579	15,266,238
Varian Medical Systems, Inc. *	46,830	5,576,985
West Pharmaceutical Services, Inc.	34,960	4,958,027

		209,222,567

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 1.0%
Chemed Corp.	10,766	$4,495,559
Encompass Health Corp.	10,920	691,017
Henry Schein, Inc. *	285,618	18,136,743
MEDNAX, Inc. *	106,355	2,405,750
Premier, Inc., Class A *	25,286	731,271
UnitedHealth Group, Inc.	116,052	25,220,421

		51,680,761

Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. *	20,606	17,318,725
Choice Hotels International, Inc.	18,775	1,670,224
Darden Restaurants, Inc.	152,833	18,067,917
Domino’s Pizza, Inc. (a)	7,702	1,883,832
Dunkin’ Brands Group, Inc.	65,939	5,232,919
Las Vegas Sands Corp.	59,338	3,427,363
McDonald’s Corp.	290,411	62,354,146
Starbucks Corp.	719,142	63,586,536
Wyndham Destinations, Inc.	40,905	1,882,448
Yum! Brands, Inc.	152,915	17,345,148

		192,769,258

Household Durables - 0.2%
Garmin Ltd.	87,608	7,419,522

Household Products - 2.8%
Church & Dwight Co., Inc.	132,027	9,933,711
Clorox Co. (The)	123,640	18,777,207
Colgate-Palmolive Co.	355,709	26,148,169
Kimberly-Clark Corp.	82,880	11,773,104
Procter & Gamble Co. (The)	563,925	70,140,991

		136,773,182

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	494,057	13,206,144

Industrial Conglomerates - 1.6%
3M Co.	202,997	33,372,707
Honeywell International, Inc.	239,160	40,465,872
Roper Technologies, Inc.	17,209	6,136,729

		79,975,308

Insurance - 6.8%
Aflac, Inc.	328,132	17,167,866
Alleghany Corp. *	13,283	10,596,646
Allstate Corp. (The)	217,397	23,626,706
American Financial Group, Inc.	33,010	3,560,128
Aon plc	127,922	24,761,862
Arch Capital Group Ltd. *	108,156	4,540,389
Arthur J Gallagher & Co.	96,160	8,613,051
Assurant, Inc.	58,831	7,402,116
Assured Guaranty Ltd.	94,144	4,185,642
Athene Holding Ltd., Class A *	66,059	2,778,442
Axis Capital Holdings Ltd.	105,683	7,051,170
Brown & Brown, Inc.	75,396	2,718,780
Chubb Ltd.	238,026	38,426,917
Cincinnati Financial Corp.	58,110	6,779,694
CNA Financial Corp.	21,170	1,042,622
Erie Indemnity Co., Class A	11,545	2,143,329
Everest Re Group Ltd.	49,565	13,188,751

INVESTMENTS	SHARES	VALUE
Insurance - 6.8% (continued)
Fidelity National Financial, Inc.	186,213	$8,269,719
First American Financial Corp.	54,220	3,199,522
Globe Life, Inc.	37,452	3,586,404
Hanover Insurance Group, Inc. (The)	27,460	3,721,928
Hartford Financial Services Group, Inc. (The)	96,899	5,873,048
Lincoln National Corp.	139,676	8,425,256
Loews Corp.	14,873	765,662
Markel Corp. *	5,982	7,070,126
Marsh & McLennan Cos., Inc.	189,504	18,959,875
Mercury General Corp.	24,870	1,389,736
Old Republic International Corp.	126,961	2,992,471
Progressive Corp. (The)	284,952	22,012,542
Prudential Financial, Inc.	17,253	1,551,907
Reinsurance Group of America, Inc.	30,379	4,856,995
RenaissanceRe Holdings Ltd. (United States)	54,650	10,572,043
Travelers Cos., Inc. (The)	247,855	36,853,560
White Mountains Insurance Group Ltd.	1,062	1,146,960
Willis Towers Watson plc	56,416	10,886,596
WR Berkley Corp.	92,964	6,714,790

		337,433,251

Interactive Media & Services - 2.1%
Alphabet, Inc., Class A *	57,107	69,735,642
Facebook, Inc., Class A *	187,694	33,424,547
TripAdvisor, Inc. *	31,219	1,207,551

		104,367,740

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	26,414	45,852,326
Booking Holdings, Inc. *	14,634	28,720,835

		74,573,161

IT Services - 6.4%
Accenture plc, Class A	219,184	42,160,042
Akamai Technologies, Inc. *	171,868	15,705,298
Amdocs Ltd.	67,589	4,468,309
Automatic Data Processing, Inc.	173,242	27,964,724
Broadridge Financial Solutions, Inc.	36,384	4,527,261
Cognizant Technology Solutions Corp., Class A	162,010	9,763,533
EPAM Systems, Inc. *	31,704	5,780,273
Fiserv, Inc. *	54,002	5,594,067
Gartner, Inc. *	8,089	1,156,646
Genpact Ltd.	97,293	3,770,104
Global Payments, Inc.	6,121	973,239
International Business Machines Corp.	60,464	8,792,675
Jack Henry & Associates, Inc.	42,360	6,183,289
Mastercard, Inc., Class A	239,652	65,082,294
Paychex, Inc.	182,425	15,099,317
PayPal Holdings, Inc. *	232,443	24,078,770
VeriSign, Inc. *	64,122	12,095,333
Visa, Inc., Class A	367,043	63,135,066

		316,330,240

Leisure Products - 0.0% (b)
Hasbro, Inc.	15,640	1,856,312

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	138,944	$10,647,279
Bio-Techne Corp.	15,181	2,970,466
Charles River Laboratories International, Inc. *	15,818	2,093,829
Illumina, Inc. *(a)	70,976	21,592,319
Mettler-Toledo International, Inc. *	13,938	9,817,927
PerkinElmer, Inc.	39,550	3,368,473
QIAGEN NV *	46,281	1,525,885
Thermo Fisher Scientific, Inc.	97,578	28,421,544
Waters Corp. *	28,158	6,285,710

		86,723,432

Machinery - 1.0%
Cummins, Inc.	9,380	1,525,845
Donaldson Co., Inc. (a)	12,926	673,186
Dover Corp.	41,412	4,122,979
Fortive Corp.	42,185	2,892,204
Gates Industrial Corp. plc *(a)	50,062	504,124
IDEX Corp.	29,273	4,797,259
Illinois Tool Works, Inc.	158,990	24,880,345
Lincoln Electric Holdings, Inc.	27,050	2,346,858
Parker-Hannifin Corp.	22,171	4,004,304
Toro Co. (The)	17,614	1,291,106
Xylem, Inc.	16,449	1,309,670

		48,347,880

Media - 0.3%
Cable One, Inc.	1,135	1,424,084
John Wiley & Sons, Inc., Class A	18,072	794,084
Omnicom Group, Inc.	154,641	12,108,390

		14,326,558

Metals & Mining - 0.6%
Newmont Goldcorp Corp.	627,484	23,794,193
Royal Gold, Inc.	38,457	4,738,287

		28,532,480

Multiline Retail - 0.2%
Dollar General Corp.	36,221	5,756,966
Target Corp.	37,857	4,047,292

		9,804,258

Multi-Utilities - 4.8%
Ameren Corp. (a)	261,939	20,968,217
CenterPoint Energy, Inc.	529,177	15,970,562
CMS Energy Corp.	224,295	14,343,665
Consolidated Edison, Inc.	292,334	27,616,793
Dominion Energy, Inc.	542,288	43,947,020
DTE Energy Co.	135,871	18,065,408
MDU Resources Group, Inc.	109,166	3,077,390
NiSource, Inc.	163,733	4,898,891
Public Service Enterprise Group, Inc.	279,576	17,356,078
Sempra Energy	256,367	37,842,333
WEC Energy Group, Inc.	326,142	31,016,104

		235,102,461

Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. *(a)	1,084,346	3,274,725
Centennial Resource Development, Inc., Class A *(a)	801,753	3,619,915

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.9% (continued)
Chesapeake Energy Corp. *(a)	3,274,241	$4,616,680
Chevron Corp.	34,802	4,127,517
ConocoPhillips	17,570	1,001,139
EOG Resources, Inc.	198,222	14,712,037
Exxon Mobil Corp.	458,138	32,349,124
ONEOK, Inc. (a)	294,816	21,724,991
Range Resources Corp. (a)	1,417,813	5,416,046
Valero Energy Corp.	14,002	1,193,530

		92,035,704

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	138,089	27,472,807
Nu Skin Enterprises, Inc., Class A	18,217	774,769

		28,247,576

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	37,446	1,898,886
Eli Lilly & Co.	354,535	39,647,649
Jazz Pharmaceuticals plc *	8,421	1,079,067
Johnson & Johnson	434,973	56,276,807
Merck & Co., Inc.	322,415	27,140,895
Mylan NV *	652,258	12,901,663
Perrigo Co. plc (a)	73,517	4,108,865
Pfizer, Inc.	548,616	19,711,773
Zoetis, Inc.	208,410	25,965,802

		188,731,407

Professional Services - 0.7%
CoStar Group, Inc. *	22,785	13,516,062
Equifax, Inc.	9,609	1,351,698
Robert Half International, Inc.	112,127	6,240,989
Verisk Analytics, Inc.	75,313	11,909,998

		33,018,747

Road & Rail - 0.3%
Landstar System, Inc.	41,886	4,715,526
Old Dominion Freight Line, Inc.	35,782	6,081,867
Union Pacific Corp.	36,731	5,949,687

		16,747,080

Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	25,044	2,798,166
Broadcom, Inc.	23,760	6,559,423
Intel Corp.	269,110	13,867,238
KLA Corp.	8,121	1,294,893
Lam Research Corp.	19,572	4,523,285
Maxim Integrated Products, Inc.	43,630	2,526,613
Monolithic Power Systems, Inc.	9,148	1,423,703
NVIDIA Corp.	7,107	1,237,116
Skyworks Solutions, Inc.	17,074	1,353,115
Texas Instruments, Inc.	324,575	41,948,073
Xilinx, Inc.	74,195	7,115,301

		84,646,926

Software - 4.2%
Adobe, Inc. *	88,961	24,575,476
ANSYS, Inc. *	46,957	10,394,402
Aspen Technology, Inc. *	11,762	1,447,667
Cadence Design Systems, Inc. *	142,727	9,431,400
Dropbox, Inc., Class A *(a)	449,854	9,073,555

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 4.2% (continued)
Fortinet, Inc. *	204,050	$15,662,878
Intuit, Inc.	224,689	59,753,793
Manhattan Associates, Inc. *	33,515	2,703,655
Microsoft Corp.	456,536	63,472,200
Oracle Corp.	61,492	3,383,905
Pegasystems, Inc.	8,333	567,061
salesforce.com, Inc. *	19,828	2,943,268
Synopsys, Inc. *	9,270	1,272,307
VMware, Inc., Class A	3,262	489,496

		205,171,063

Specialty Retail - 3.2%
AutoZone, Inc. *	1,318	1,429,529
Best Buy Co., Inc.	76,448	5,274,148
Foot Locker, Inc.	73,931	3,190,862
Home Depot, Inc. (The)	212,466	49,296,361
Lowe’s Cos., Inc.	211,466	23,252,802
O’Reilly Automotive, Inc. *	26,530	10,572,470
Ross Stores, Inc.	249,469	27,404,170
TJX Cos., Inc. (The)	365,341	20,364,107
Tractor Supply Co.	76,328	6,903,104
Ulta Beauty, Inc. *	14,971	3,752,481
Urban Outfitters, Inc. *	94,021	2,641,050
Williams-Sonoma, Inc.	86,236	5,862,323

		159,943,407

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	89,420	20,027,397

Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. *(a)	398,695	13,220,726
Lululemon Athletica, Inc. *	90,544	17,432,436
NIKE, Inc., Class B	428,411	40,236,361
VF Corp.	45,432	4,042,994

		74,932,517

Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp.	26,984	486,252

Tobacco - 0.3%
Altria Group, Inc.	161,488	6,604,859
Philip Morris International, Inc.	109,509	8,315,019

		14,919,878

Trading Companies & Distributors - 0.1%
Fastenal Co.	48,978	1,600,111
WW Grainger, Inc.	17,520	5,206,068

		6,806,179

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	76,292	3,011,245

Water Utilities - 0.5%
American Water Works Co., Inc.	160,112	19,890,714
Aqua America, Inc.	116,730	5,233,006

		25,123,720

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. *	345,326	$27,201,329

TOTAL COMMON STOCKS (Cost $3,947,270,710)		4,717,507,532

SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment Fund, 2.01% (c)(d)
(Cost $183,508,130)	183,506,793	183,525,144

SECURITIES LENDING COLLATERAL - 0.9%

Investment Companies - 0.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (c)(e)	5,539,502	5,539,502
Limited Purpose Cash Investment Fund 2.01% (c)(d)(e)	39,751,406	39,755,381

TOTAL SECURITIES LENDING COLLATERAL (Cost $45,290,908)		45,294,883

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (Cost $4,176,069,748)		4,946,327,559

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)% (f)		(17,864,999)

NET ASSETS - 100.0%		$4,928,462,560

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$202,482,819	4.1%
Consumer Discretionary	534,815,643	10.8
Consumer Staples	663,298,901	13.5
Energy	115,461,835	2.3
Financials	768,364,597	15.6
Health Care	592,212,635	12.0
Industrials	361,030,308	7.3
Information Technology	703,307,307	14.3
Materials	187,155,050	3.8
Real Estate	2,603,549	0.1
Utilities	586,774,888	11.9
Short-Term Investments	183,525,144	3.8
Securities Lending Collateral	45,294,883	0.9

Total Investments In Securities At Value	4,946,327,559	100.4
Liabilities in Excess of Other Assets (f)	(17,864,999)	(0.4)

Net Assets	$4,928,462,560	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $43,291,726.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	For the period ended September 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 09/30/2018	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/19	VALUE AT 09/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $183,508,130)	75,593,895	4,716,348,072	(4,608,435,174)	183,506,793	$183,525,144	$3,435,077	$17,750	$7,640

SECURITIES LENDING COLLATERAL - 0.8%
Limited Purpose Cash Investment Fund, 2.01% (a) (Cost $39,751,406)	5,738,479	69,304,786	(35,291,859)	39,751,406	39,755,381	118,038	(4,148)	4,548

Total					$223,280,525	$3,553,115	$13,602	$12,188

(a)	Represents 7-day effective yield as of September 30, 2019.

(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $206,860 was received. (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	1,051	12/2019	USD	$156,520,175	$(864,589)

					$(864,589)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$7,308,840	$7,308,840

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.4%

Australia - 8.3%
AGL Energy Ltd.	155,937	$2,017,350
Alumina Ltd.	152,611	244,503
Aristocrat Leisure Ltd.	13,769	284,676
AusNet Services	94,515	115,794
Australia & New Zealand Banking Group Ltd.	34,236	657,662
BHP Group plc	11,661	249,071
BlueScope Steel Ltd.	23,605	191,729
Caltex Australia Ltd.	59,409	1,055,611
CIMIC Group Ltd.	14,462	307,290
Coca-Cola Amatil Ltd.	71,312	513,156
Cochlear Ltd.	9,887	1,391,343
Coles Group Ltd.	54,368	565,237
Commonwealth Bank of Australia	5,788	315,732
Crown Resorts Ltd.	47,782	388,694
CSL Ltd.	2,916	461,054
Flight Centre Travel Group Ltd.	11,343	364,330
Fortescue Metals Group Ltd.	100,279	596,882
Harvey Norman Holdings Ltd.	37,067	113,395
Incitec Pivot Ltd.	38,969	89,242
Insurance Australia Group Ltd.	13,086	69,826
National Australia Bank Ltd.	7,397	148,311
Newcrest Mining Ltd.	45,488	1,049,666
REA Group Ltd.	4,942	361,296
Rio Tinto plc	3,538	183,914
Sonic Healthcare Ltd.	30,852	584,986
South32 Ltd.	231,922	409,039
Telstra Corp. Ltd.	1,140,159	2,702,706
Washington H Soul Pattinson & Co. Ltd.	22,758	323,370
Wesfarmers Ltd.	32,922	884,543
Westpac Banking Corp.	22,429	447,966
Woolworths Group Ltd.	110,904	2,790,747

		19,879,121

Austria - 0.0% (a)
Raiffeisen Bank International AG	4,606	106,821

Belgium - 1.9%
Ageas	9,834	545,149
Anheuser-Busch InBev SA/NV	5,631	535,956
Colruyt SA	34,308	1,879,475
Groupe Bruxelles Lambert SA	618	59,321
KBC Group NV	5,168	335,669
Proximus SADP	31,236	928,145
Solvay SA	616	63,773
UCB SA	3,079	223,389

		4,570,877

Canada - 11.9%
Agnico Eagle Mines Ltd. (1)	12,718	681,570
Alimentation Couche-Tard, Inc., Class B (1)	37,076	1,136,193
Atco Ltd., Class I (1)	1,360	49,766
Bank of Montreal (1)	11,490	846,280
Bank of Nova Scotia (The) (1)	17,764	1,008,975
BCE, Inc. (1)	51,234	2,478,074
Canadian Imperial Bank of Commerce (1)	10,966	904,777
Canadian National Railway Co. (1)	13,103	1,176,535
Canadian Pacific Railway Ltd. (1)	3,409	757,578
Canadian Tire Corp. Ltd., Class A (1)	1,447	162,377

INVESTMENTS	SHARES	VALUE
Canada - 11.9% (continued)
Canadian Utilities Ltd., Class A (1)	25,614	$754,974
CI Financial Corp. (1)	42,079	613,947
Constellation Software, Inc. (1)	221	220,716
Emera, Inc. (1)	2,988	131,171
Empire Co. Ltd., Class A (1)	43,405	1,175,180
Fortis, Inc. (1)	23,042	974,135
Franco-Nevada Corp. (1)	15,384	1,401,786
George Weston Ltd. (1)	1,315	110,631
Hydro One Ltd. (1)(b)	112,616	2,081,720
Imperial Oil Ltd. (1)	17,395	452,978
Intact Financial Corp. (1)	13,650	1,373,809
Kinross Gold Corp. (1)*	104,226	479,887
Loblaw Cos. Ltd. (1)	11,624	662,073
Magna International, Inc. (1)	12,179	649,191
Manulife Financial Corp. (1)	36,788	674,754
Metro, Inc. (1)	3,452	151,983
Power Financial Corp. (1)	45,691	1,059,461
Rogers Communications, Inc., Class B (1)	13,888	676,448
Royal Bank of Canada (1)	17,262	1,400,270
Saputo, Inc. (1)	22,661	696,498
Shaw Communications, Inc., Class B (1)	30,997	609,014
Sun Life Financial, Inc. (1)	9,175	410,256
Suncor Energy, Inc. (1)	23,506	741,454
Thomson Reuters Corp. (1)	2,445	163,418
Toronto-Dominion Bank (The) (1)	24,133	1,407,160
Wheaton Precious Metals Corp. (1)	17,824	467,378

		28,742,417

Chile - 0.1%
Antofagasta plc	18,359	202,675

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	239,222
Yangzijiang Shipbuilding Holdings Ltd.	225,600	156,861

		396,083

Colombia - 0.1%
Millicom International Cellular SA, SDR (c)	3,630	176,153

Denmark - 2.4%
Carlsberg A/S, Class B	347	51,279
Coloplast A/S, Class B	12,676	1,525,124
DSV A/S	4,038	383,812
H Lundbeck A/S	3,975	131,782
ISS A/S	2,639	65,245
Novo Nordisk A/S, Class B	36,561	1,889,333
Novozymes A/S, Class B (c)	11,837	497,877
Orsted A/S (b)	11,227	1,043,647
Pandora A/S	2,282	91,578

		5,679,677

Finland - 1.9%
Elisa OYJ	11,953	616,227
Fortum OYJ	24,078	569,114
Kone OYJ, Class B	15,644	890,306
Neste OYJ	28,488	942,515
Nokia OYJ	96,224	485,960
Nokian Renkaat OYJ	6,468	182,310
Nordea Bank Abp (c)	19,982	141,741

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Finland - 1.9% (continued)
Nordea Bank Abp	1,131	$8,012
Orion OYJ, Class B	8,805	328,100
Sampo OYJ, Class A	11,313	449,491
Wartsila OYJ Abp	2,851	31,900

		4,645,676

France - 6.6%
Aeroports de Paris	1,214	215,935
Air Liquide SA	5,720	814,071
AXA SA	20,508	523,647
BNP Paribas SA	5,327	258,982
Bouygues SA	7,303	292,461
Danone SA	7,784	685,628
Dassault Aviation SA	172	243,289
Dassault Systemes SE	4,259	606,722
Electricite de France SA (c)	57,920	647,920
Engie SA	69,716	1,137,916
Eutelsat Communications SA	6,636	123,443
Hermes International	2,019	1,394,481
Kering SA	76	38,728
L’Oreal SA	8,806	2,462,764
LVMH Moet Hennessy Louis Vuitton SE	1,160	460,241
Natixis SA	41,748	172,969
Pernod Ricard SA	2,640	469,869
Peugeot SA	14,621	364,922
Remy Cointreau SA	1,483	196,862
Sanofi	3,828	354,598
SCOR SE	4,154	171,508
Societe BIC SA (c)	11,282	757,368
Societe Generale SA	1,761	48,238
Sodexo SA	2,939	329,912
Suez	49,436	776,965
Thales SA	2,136	245,535
TOTAL SA	30,641	1,595,377
Valeo SA	13,724	444,754

		15,835,105

Germany - 3.8%
adidas AG	1,278	397,803
Allianz SE (Registered)	4,878	1,135,461
BASF SE	6,107	426,990
Beiersdorf AG	7,238	853,396
Carl Zeiss Meditec AG	1,425	162,415
Continental AG	5,781	741,742
Covestro AG (b)	988	48,888
Deutsche Lufthansa AG (Registered)	9,263	147,052
Evonik Industries AG	2,967	73,244
FUCHS PETROLUB SE (Preference)	6,094	228,548
Hannover Rueck SE	3,177	536,942
HeidelbergCement AG	1,816	131,206
Henkel AG & Co. KGaA (Preference)	9,982	987,709
HUGO BOSS AG	6,592	352,928
METRO AG	15,401	242,972
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	90,404
SAP SE	6,643	781,704
Siemens Healthineers AG (b)	17,352	682,318
Telefonica Deutschland Holding AG	260,587	726,437
Uniper SE	3,949	129,512

INVESTMENTS	SHARES	VALUE
Germany - 3.8% (continued)
Volkswagen AG (Preference)	1,849	$314,488

		9,192,159

Hong Kong - 3.3%
CLP Holdings Ltd.	195,500	2,054,880
Hang Seng Bank Ltd.	16,800	361,999
HK Electric Investments & HK Electric Investments Ltd. (d)	1,056,000	1,006,388
HKT Trust & HKT Ltd.	172,000	272,847
Hong Kong & China Gas Co. Ltd.	774,416	1,509,437
MTR Corp. Ltd.	151,000	846,832
Power Assets Holdings Ltd.	233,500	1,567,449
Techtronic Industries Co. Ltd.	17,500	121,803
Vitasoy International Holdings Ltd.	50,000	202,672
WH Group Ltd. (b)	85,000	76,122

		8,020,429

Italy - 0.5%
Assicurazioni Generali SpA	20,165	390,791
Enel SpA	89,661	669,705
Moncler SpA	2,636	93,956

		1,154,452

Japan - 28.7%
ABC-Mart, Inc.	14,800	940,804
Alfresa Holdings Corp.	4,900	109,791
ANA Holdings, Inc. (c)	7,500	252,672
Asahi Group Holdings Ltd.	7,500	372,473
Asahi Kasei Corp.	18,500	183,521
Astellas Pharma, Inc.	96,300	1,377,491
Bandai Namco Holdings, Inc.	16,400	1,022,664
Bridgestone Corp.	24,700	961,223
Calbee, Inc.	70,600	2,202,235
Canon, Inc.	27,600	738,084
Casio Computer Co. Ltd. (c)	13,600	211,649
Central Japan Railway Co.	4,800	989,806
Chiba Bank Ltd. (The)	14,500	74,996
Chubu Electric Power Co., Inc.	7,400	107,342
Chugai Pharmaceutical Co. Ltd.	8,400	656,436
Daicel Corp.	21,500	182,911
East Japan Railway Co.	10,500	1,004,036
Eisai Co. Ltd.	11,200	572,175
Fast Retailing Co. Ltd.	200	119,310
FUJIFILM Holdings Corp.	21,100	929,464
Fujitsu Ltd.	900	72,333
Fukuoka Financial Group, Inc.	8,800	167,009
Hakuhodo DY Holdings, Inc.	17,300	251,379
Hamamatsu Photonics KK	9,000	335,774
Hisamitsu Pharmaceutical Co., Inc.	7,800	343,360
Hitachi Ltd.	11,800	441,912
Hoshizaki Corp.	4,300	338,954
Hoya Corp.	19,700	1,613,488
Isuzu Motors Ltd.	3,200	35,448
ITOCHU Corp.	51,900	1,075,037
Japan Airlines Co. Ltd.	65,100	1,933,432
Japan Post Bank Co. Ltd.	36,200	351,614
Japan Post Holdings Co. Ltd.	51,000	470,607
Japan Tobacco, Inc.	37,500	821,612
JTEKT Corp.	5,300	61,210

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 28.7% (continued)
Kakaku.com, Inc.	15,700	$387,844
Kamigumi Co. Ltd.	25,400	576,987
Kansai Electric Power Co., Inc. (The)	9,300	104,163
Kansai Paint Co. Ltd.	6,100	142,585
Kao Corp.	6,100	452,479
KDDI Corp.	85,400	2,228,320
Kikkoman Corp.	700	33,582
Kirin Holdings Co. Ltd.	25,900	551,147
Konica Minolta, Inc.	18,100	126,637
Kose Corp.	2,200	373,536
Kyocera Corp.	3,400	211,992
Kyushu Railway Co.	30,800	983,132
Lawson, Inc.	6,200	317,474
Lion Corp.	14,600	288,824
Maruichi Steel Tube Ltd.	2,900	77,023
Mazda Motor Corp.	50,600	453,544
McDonald’s Holdings Co. Japan Ltd.	17,000	823,435
Medipal Holdings Corp.	34,500	770,117
MEIJI Holdings Co. Ltd.	3,700	270,645
Mitsubishi Corp.	55,300	1,361,647
Mitsubishi Electric Corp.	6,400	85,377
Mitsubishi Tanabe Pharma Corp.	29,000	319,589
Mitsubishi UFJ Financial Group, Inc.	27,000	137,507
Mitsui & Co. Ltd.	32,600	535,501
Mizuho Financial Group, Inc.	1,297,400	1,993,784
Murata Manufacturing Co. Ltd.	1,500	72,701
Nexon Co. Ltd. *	50,200	609,939
NH Foods Ltd.	3,300	132,870
Nikon Corp.	1,800	22,582
Nippon Express Co. Ltd.	3,400	174,137
Nippon Paint Holdings Co. Ltd.	1,900	99,375
Nippon Telegraph & Telephone Corp.	31,000	1,483,155
Nissan Motor Co. Ltd.	12,700	79,291
Nisshin Seifun Group, Inc.	18,800	348,611
Nissin Foods Holdings Co. Ltd.	8,100	587,015
Nitori Holdings Co. Ltd.	1,200	176,100
Nitto Denko Corp.	11,400	552,389
Nomura Research Institute Ltd.	16,661	332,919
Omron Corp.	13,300	732,898
Ono Pharmaceutical Co. Ltd.	3,300	60,100
Oracle Corp. Japan	7,700	671,257
Oriental Land Co. Ltd.	6,900	1,051,667
Osaka Gas Co. Ltd.	79,800	1,532,681
Otsuka Corp.	22,900	916,493
Otsuka Holdings Co. Ltd.	5,000	187,825
Pola Orbis Holdings, Inc.	5,500	123,989
Recruit Holdings Co. Ltd.	24,600	751,616
Rinnai Corp.	12,700	855,758
Ryohin Keikaku Co. Ltd.	5,000	93,733
Sankyo Co. Ltd.	22,900	788,022
Secom Co. Ltd.	9,800	896,758
Sekisui Chemical Co. Ltd.	3,900	60,692
Seven & i Holdings Co. Ltd.	50,800	1,946,924
Seven Bank Ltd.	27,700	76,098
Shimamura Co. Ltd.	1,700	135,061
Shimano, Inc.	3,100	468,422
Shionogi & Co. Ltd.	17,300	964,528
Softbank Corp.	177,100	2,399,649

INVESTMENTS	SHARES	VALUE
Japan - 28.7% (continued)
Stanley Electric Co. Ltd.	11,700	$311,635
Sumitomo Corp.	3,100	48,532
Sumitomo Dainippon Pharma Co. Ltd.	3,000	49,636
Sumitomo Heavy Industries Ltd.	1,200	35,758
Sumitomo Mitsui Financial Group, Inc.	4,300	147,757
Sundrug Co. Ltd.	28,700	905,582
Suntory Beverage & Food Ltd.	39,500	1,691,069
Suzuken Co. Ltd.	15,500	834,359
Suzuki Motor Corp.	18,100	771,048
Sysmex Corp.	10,800	725,568
T&D Holdings, Inc.	48,100	513,984
Taisho Pharmaceutical Holdings Co. Ltd.	3,200	233,985
Toho Co. Ltd.	10,500	460,896
Toho Gas Co. Ltd.	30,400	1,165,900
Tohoku Electric Power Co., Inc.	38,100	372,400
Tokio Marine Holdings, Inc.	6,700	359,436
Tokyo Electric Power Co. Holdings, Inc. *	87,900	431,110
Tokyo Electron Ltd.	200	38,425
Tokyo Gas Co. Ltd.	70,400	1,780,622
Toyo Suisan Kaisha Ltd.	38,900	1,562,096
Toyota Motor Corp.	4,000	268,641
USS Co. Ltd.	26,300	512,179
West Japan Railway Co.	10,400	879,956
Yakult Honsha Co. Ltd.	11,500	645,586
Yamada Denki Co. Ltd.	69,500	336,754
Yamaha Corp.	1,200	54,102
Yamaha Motor Co. Ltd.	3,000	54,690

		69,506,084

Macau - 0.6%
Galaxy Entertainment Group Ltd.	100,000	619,973
Sands China Ltd.	170,800	771,790

		1,391,763

Netherlands - 1.5%
Akzo Nobel NV	4,481	399,269
ASML Holding NV	3,193	791,907
Heineken NV	2,163	233,630
Koninklijke Ahold Delhaize NV	43,960	1,099,336
Koninklijke Vopak NV (c)	9,266	476,263
Randstad NV	2,500	122,740
Royal Dutch Shell plc, Class A	19,109	560,428

		3,683,573

Norway - 2.1%
DNB ASA	1,949	34,357
Equinor ASA	32,984	624,789
Gjensidige Forsikring ASA	32,786	650,225
Mowi ASA	30,849	712,526
Norsk Hydro ASA	167,638	590,283
Orkla ASA	112,789	1,026,303
Telenor ASA	62,583	1,255,659
Yara International ASA	1,334	57,515

		4,951,657

Singapore - 3.6%
ComfortDelGro Corp. Ltd.	736,800	1,280,160
DBS Group Holdings Ltd.	68,100	1,232,005
Genting Singapore Ltd.	754,500	480,393

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Singapore - 3.6% (continued)
Jardine Cycle & Carriage Ltd.	1,700	$36,922
Oversea-Chinese Banking Corp. Ltd.	134,400	1,056,572
SATS Ltd.	161,400	565,952
Singapore Airlines Ltd.	113,300	749,397
Singapore Telecommunications Ltd.	573,100	1,285,883
United Overseas Bank Ltd.	58,200	1,081,648
Wilmar International Ltd.	306,900	828,317

		8,597,249

South Africa - 0.2%
Anglo American plc	20,479	470,648

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	40,234	209,437
Endesa SA	13,559	356,679
Iberdrola SA	77,077	801,121
Industria de Diseno Textil SA	28,514	882,439
Mapfre SA	65,467	176,320
Red Electrica Corp. SA	57,865	1,172,098

		3,598,094

Sweden - 3.0%
Atlas Copco AB, Class A	19,161	590,027
Essity AB, Class B	44,961	1,311,890
Hennes & Mauritz AB, Class B	43,388	841,049
ICA Gruppen AB	18,248	842,758
Investor AB, Class B	6,133	299,519
L E Lundbergforetagen AB, Class B	8,324	313,058
Securitas AB, Class B	34,057	521,516
Skanska AB, Class B	49,614	1,004,443
Svenska Handelsbanken AB, Class A	2,802	26,213
Swedish Match AB	11,013	455,476
Tele2 AB, Class B	29,785	442,975
Telia Co. AB	139,404	623,624

		7,272,548

Switzerland - 4.9%
Alcon, Inc. *	2,254	131,476
Chocoladefabriken Lindt & Spruengli AG	31	228,956
Coca-Cola HBC AG *	25,235	824,188
Credit Suisse Group AG (Registered) *	41,285	505,044
EMS-Chemie Holding AG (Registered) (c)	562	350,180
Geberit AG (Registered)	423	202,146
Kuehne + Nagel International AG (Registered)	4,362	641,880
LafargeHolcim Ltd. (Registered) *	949	46,732
Nestle SA (Registered)	21,363	2,316,915
Novartis AG (Registered)	11,270	978,089
Partners Group Holding AG	212	162,807
Roche Holding AG	6,777	1,973,223
Schindler Holding AG	1,698	379,991
SGS SA (Registered)	496	1,229,546
Sika AG (Registered)	2,220	324,812
Sonova Holding AG (Registered)	1,598	371,824
Swatch Group AG (The)	438	116,290
Swisscom AG (Registered)	887	437,621
UBS Group AG (Registered) *	25,595	290,617
Zurich Insurance Group AG	638	244,359

		11,756,696

INVESTMENTS	SHARES	VALUE
United Kingdom - 9.2%
Admiral Group plc	20,048	$521,338
Associated British Foods plc	27,947	791,147
AstraZeneca plc	10,504	937,893
Aviva plc	111,130	545,558
Barclays plc	489,615	902,116
Barratt Developments plc	73,837	587,790
Berkeley Group Holdings plc	4,493	230,691
BP plc	57,637	364,886
British American Tobacco plc	8,440	311,691
BT Group plc	63,247	138,727
Bunzl plc	1,929	50,423
Burberry Group plc	42,615	1,138,316
Compass Group plc	21,373	549,986
Diageo plc	50,862	2,077,728
Direct Line Insurance Group plc	371,840	1,371,908
easyJet plc	5,063	71,458
Fiat Chrysler Automobiles NV	46,559	603,303
GlaxoSmithKline plc	24,653	528,428
Hargreaves Lansdown plc	10,356	264,410
HSBC Holdings plc	89,959	689,289
Imperial Brands plc	11,065	248,478
ITV plc	483,244	748,504
Kingfisher plc	103,321	262,579
Legal & General Group plc	199,597	609,234
Marks & Spencer Group plc	98,848	223,888
Mondi plc	26,110	499,939
National Grid plc	75,317	815,480
Next plc	6,479	492,504
Pearson plc	58,828	533,463
Persimmon plc	24,614	656,460
Reckitt Benckiser Group plc	10,025	782,746
Sage Group plc (The)	17,119	145,480
Smith & Nephew plc	51,219	1,233,452
SSE plc	19,116	292,434
Taylor Wimpey plc	667,509	1,324,960
Vodafone Group plc	98,237	195,718
Whitbread plc	9,889	521,933

		22,264,338

United States - 0.1%
Ferguson plc	3,329	242,953

TOTAL COMMON STOCKS (Cost $212,992,801)		232,337,248

SHORT-TERM INVESTMENTS - 2.4%
INVESTMENT COMPANIES - 2.4%
Limited Purpose Cash Investment Fund, 2.01% (1)(e)
(Cost $5,820,471)	5,820,704	5,821,286

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.9%

Investment Companies - 0.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (1)(e)(f)	264,792	$264,792
Limited Purpose Cash Investment Fund 2.01% (1)(e)(f)	1,900,147	1,900,338

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,164,940)		2,165,130

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $220,978,212)		240,323,664

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (g)		618,294

NET ASSETS - 100.0%		$240,941,958

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$23,154,147	9.6%
Consumer Discretionary	29,004,764	12.0
Consumer Staples	44,166,240	18.3
Energy	7,137,671	3.0
Financials	32,394,380	13.4
Health Care	22,707,273	9.4
Industrials	26,440,400	11.0
Information Technology	8,653,380	3.6
Materials	12,509,122	5.2
Utilities	26,169,871	10.9
Short-Term Investments	5,821,286	2.4
Securities Lending Collateral	2,165,130	0.9

Total Investments In Securities At Value	240,323,664	99.7
Other Assets in Excess of Liabilities (g)	618,294	0.3

Net Assets	$240,941,958	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $3,932,695, which represents approximately 1.63% of net assets of the fund.

(c)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $2,474,530.
(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $1,006,388 or 0.42% of net assets.

(e)	Represents 7-day effective yield as of September 30, 2019.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $426,405 was received. (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	63	12/2019	USD	$5,979,960	$(15,197)

					$(15,197)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$249,885	$249,885

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Brazil - 4.3%
Ambev SA, ADR (1)*	112,266	$518,669
BB Seguridade Participacoes SA (1)	29,300	248,083
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	35,013	415,954
Engie Brasil Energia SA (1)	46,475	496,522
Equatorial Energia SA (1)	7,600	183,701
Hypera SA (1)*	7,800	63,077
IRB Brasil Resseguros S/A (1)	15,000	135,345
Lojas Renner SA (1)*	10,450	126,684
Porto Seguro SA (1)	2,300	32,715
Sul America SA (1)	14,200	163,123
Telefonica Brasil SA, ADR (1)	42,832	564,097
TIM Participacoes SA, ADR (1)	35,927	515,912
WEG SA (1)	16,854	98,570

		3,562,452

Chile - 4.0%
Aguas Andinas SA, Class A (1)	1,097,313	600,162
Banco de Chile (1)	5,985,339	838,103
Banco de Credito e Inversiones SA (1)	516	32,498
Banco Santander Chile, ADR (1)	3,765	105,420
Cia Cervecerias Unidas SA, ADR (1)	36,976	820,497
Embotelladora Andina SA (Preference), Class B (1)	64,380	215,439
Enel Chile SA, ADR (1)	56,274	236,914
SACI Falabella (1)	74,481	416,252

		3,265,285

China - 18.8%
3SBio, Inc. *(a)	19,500	32,247
Agricultural Bank of China Ltd., Class H	639,000	250,230
ANTA Sports Products Ltd.	28,000	231,453
Bank of Beijing Co. Ltd., Class A	839,717	630,970
Bank of China Ltd., Class H	647,000	253,735
Bank of Communications Co. Ltd., Class H	296,000	193,218
Beijing Capital International Airport Co. Ltd., Class H	194,000	165,541
China Communications Services Corp. Ltd., Class H	200,000	113,385
China Construction Bank Corp., Class H	508,000	387,075
China Education Group Holdings Ltd. (b)	74,000	108,710
China Everbright Bank Co. Ltd., Class H	135,000	57,509
China Huishan Dairy Holdings Co. Ltd. (3)*(c)	700,000	1
China Longyuan Power Group Corp. Ltd., Class H	473,000	265,769
China Medical System Holdings Ltd.	28,000	33,257
China Mobile Ltd.	143,500	1,188,719
China Resources Beer Holdings Co. Ltd.	26,000	137,752
China Resources Gas Group Ltd.	154,000	762,071
China Resources Pharmaceutical Group Ltd. (a)	98,000	91,682
China Resources Power Holdings Co. Ltd.	356,000	431,930
China Shenhua Energy Co. Ltd., Class H	145,000	291,109
China Telecom Corp. Ltd., Class H	1,632,000	743,147
China Tower Corp. Ltd., Class H (a)(d)	1,268,000	287,771
China Unicom Hong Kong Ltd.	404,000	427,705
China United Network Communications Ltd., Class A	53,400	45,006

INVESTMENTS	SHARES	VALUE
China - 18.8% (continued)
China Yangtze Power Co. Ltd., Class A	103,229	$263,805
CSPC Pharmaceutical Group Ltd.	248,000	497,692
Dali Foods Group Co. Ltd. (a)	576,000	353,452
ENN Energy Holdings Ltd.	48,200	498,837
Guangdong Investment Ltd.	558,000	1,092,076
Hengan International Group Co. Ltd.	6,000	39,316
Hua Hong Semiconductor Ltd. (a)	57,000	113,507
Huaneng Renewables Corp. Ltd., Class H	1,148,000	390,429
Industrial & Commercial Bank of China Ltd., Class H	807,000	540,638
Industrial Bank Co. Ltd., Class A	40,200	98,843
Jiangsu Expressway Co. Ltd., Class H	170,000	215,870
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	15,400	224,608
Kunlun Energy Co. Ltd.	172,000	148,208
Kweichow Moutai Co. Ltd., Class A	4,149	668,766
PICC Property & Casualty Co. Ltd., Class H	34,000	39,672
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	456,000	469,589
Shanghai Pudong Development Bank Co. Ltd., Class A	14,900	24,732
Shenzhou International Group Holdings Ltd.	16,000	208,725
Sinopec Shanghai Petrochemical Co. Ltd., Class H	550,000	159,894
Sinopharm Group Co. Ltd., Class H	12,000	37,512
Tencent Holdings Ltd.	17,800	744,538
Tingyi Cayman Islands Holding Corp.	198,000	278,748
Tong Ren Tang Technologies Co. Ltd., Class H	89,000	80,889
Uni-President China Holdings Ltd.	340,000	366,828
Want Want China Holdings Ltd.	235,000	187,656
Wuliangye Yibin Co. Ltd., Class A	3,200	58,231
Zhongsheng Group Holdings Ltd.	107,500	339,633
Zhuzhou CRRC Times Electric Co. Ltd., Class H	29,700	122,919

		15,395,605

Hong Kong - 1.2%
China Gas Holdings Ltd.	43,000	166,109
Haier Electronics Group Co. Ltd.	82,000	213,516
SSY Group Ltd.	68,000	53,707
Sun Art Retail Group Ltd.	578,000	586,258

		1,019,590

India - 8.4%
Axis Bank Ltd., GDR (b)	1,867	90,924
Bharti Infratel Ltd.	70,406	255,797
Britannia Industries Ltd.	4,670	194,154
Coal India Ltd.	87,070	245,817
Dabur India Ltd.	4,728	29,861
Dr Reddy’s Laboratories Ltd.	3,754	143,048
Hindustan Unilever Ltd.	44,398	1,242,304
Infosys Ltd., ADR (1)	61,886	703,644
InterGlobe Aviation Ltd. (a)	6,625	176,915
ITC Ltd.	280,469	1,029,037
Larsen & Toubro Ltd., GDR (b)	10,081	209,875
Nestle India Ltd.	4,473	877,052
NTPC Ltd.	23,786	39,457
Oil & Natural Gas Corp. Ltd.	121,703	226,534

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 8.4% (continued)
Page Industries Ltd.	373	$118,597
Reliance Industries Ltd., GDR (a)	7,223	269,122
State Bank of India, GDR *(b)	4,168	160,114
Tata Consultancy Services Ltd.	14,448	428,066
Wipro Ltd., ADR (1)	138,656	506,094

		6,946,412

Indonesia - 2.0%
Bank Central Asia Tbk. PT	335,400	717,076
Hanjaya Mandala Sampoerna Tbk. PT	1,467,800	236,712
Telekomunikasi Indonesia Persero Tbk. PT	782,200	236,217
Unilever Indonesia Tbk. PT	129,700	424,706

		1,614,711

Malaysia - 6.9%
AirAsia Group Bhd.	249,000	104,621
DiGi.Com Bhd.	204,000	231,369
Genting Bhd.	130,000	178,298
Hong Leong Bank Bhd.	130,200	508,704
IHH Healthcare Bhd.	46,900	63,605
Kuala Lumpur Kepong Bhd.	15,400	84,902
Malayan Banking Bhd.	352,900	716,997
Malaysia Airports Holdings Bhd.	14,300	29,541
Nestle Malaysia Bhd.	11,300	393,027
Petronas Chemicals Group Bhd.	435,800	784,152
Petronas Gas Bhd.	144,500	565,185
PPB Group Bhd.	109,600	474,491
Public Bank Bhd.	215,100	1,031,222
Sime Darby Plantation Bhd.	204,300	230,604
Tenaga Nasional Bhd.	70,200	228,720
Westports Holdings Bhd.	66,000	65,076

		5,690,514

Mexico - 5.4%
Alsea SAB de CV (1)*	16,300	37,896
Arca Continental SAB de CV (1)	69,600	376,215
Coca-Cola Femsa SAB de CV, ADR (1)	2,018	122,331
El Puerto de Liverpool SAB de CV, Class C1 (1)	8,700	47,671
Fomento Economico Mexicano SAB de CV, ADR (1)	4,174	382,255
Gruma SAB de CV, Class B (1)	31,105	318,301
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,476	625,064
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,447	220,668
Grupo Bimbo SAB de CV, Series A (1)	60,100	109,608
Grupo Financiero Banorte SAB de CV, Class O (1)	6,700	36,012
Infraestructura Energetica Nova SAB de CV (1)*	28,700	114,079
Kimberly-Clark de Mexico SAB de CV, Class A (1)*	91,500	183,751
Promotora y Operadora de Infraestructura SAB de CV (1)	73,340	657,584
Wal-Mart de Mexico SAB de CV (1)	402,400	1,192,477

		4,423,912

INVESTMENTS	SHARES	VALUE
Philippines - 0.5%
Bank of the Philippine Islands	167,390	$300,419
BDO Unibank, Inc.	12,190	33,631
Jollibee Foods Corp.	8,570	36,717

		370,767

Poland - 1.6%
Bank Polska Kasa Opieki SA	10,812	276,004
LPP SA	260	558,265
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	35,423
Powszechny Zaklad Ubezpieczen SA	30,380	283,391
Santander Bank Polska SA	1,688	131,959

		1,285,042

Russia - 0.5%
Novolipetsk Steel PJSC, GDR (b)	3,301	71,686
Severstal PJSC, GDR (b)	20,460	293,504
Tatneft PJSC, ADR	1,177	74,669

		439,859

South Africa - 7.4%
Absa Group Ltd.	4,155	41,965
Bid Corp. Ltd.	2,641	56,127
Bidvest Group Ltd. (The)	12,420	156,545
Capitec Bank Holdings Ltd.	5,923	503,520
Clicks Group Ltd.	12,880	182,931
Exxaro Resources Ltd.	12,795	110,355
FirstRand Ltd.	93,749	385,174
Foschini Group Ltd. (The)	23,135	249,915
Kumba Iron Ore Ltd.	21,508	531,416
Mr Price Group Ltd.	54,385	568,934
Naspers Ltd., Class N	216	32,704
Nedbank Group Ltd.	2,862	42,885
Netcare Ltd.	33,487	38,766
Pick n Pay Stores Ltd.	164,150	644,715
RMB Holdings Ltd.	175,983	873,049
Sanlam Ltd.	6,667	32,838
Shoprite Holdings Ltd.	15,793	127,890
SPAR Group Ltd. (The)	13,671	172,531
Standard Bank Group Ltd.	27,503	317,307
Telkom SA SOC Ltd.	21,288	99,240
Tiger Brands Ltd.	30,449	423,250
Truworths International Ltd.	100,228	350,799
Vodacom Group Ltd.	22,566	178,474

		6,121,330

South Korea - 11.9%
Amorepacific Corp.	3,031	355,633
BGF retail Co. Ltd.	2,158	355,179
Celltrion, Inc. *	1,021	139,677
Cheil Worldwide, Inc.	12,831	265,903
DB Insurance Co. Ltd.	10,818	465,969
GS Holdings Corp.	3,479	146,236
Hyundai Glovis Co. Ltd.	2,099	273,413
Hyundai Marine & Fire Insurance Co. Ltd.	7,322	161,436
Hyundai Mobis Co. Ltd.	689	144,995
Industrial Bank of Korea	6,020	66,410
Kangwon Land, Inc.	28,745	709,802
Kia Motors Corp.	3,822	145,722

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 11.9% (continued)
KT&G Corp.	13,952	$1,230,920
LG Household & Health Care Ltd.	310	338,341
Medy-Tox, Inc.	750	225,568
NCSoft Corp.	1,533	667,551
S-1 Corp.	8,200	672,824
Samsung Electronics Co. Ltd.	24,731	1,012,587
Samsung Fire & Marine Insurance Co. Ltd.	3,303	615,427
Samsung Life Insurance Co. Ltd.	2,063	122,594
Samsung SDS Co. Ltd.	2,132	339,276
SK Hynix, Inc.	8,448	580,211
SK Innovation Co. Ltd.	197	27,279
SK Telecom Co. Ltd.	2,094	421,952
Woongjin Coway Co. Ltd.	2,743	194,303
Yuhan Corp.	609	116,230

		9,795,438

Taiwan - 16.1%
Advantech Co. Ltd.	33,998	299,052
Asustek Computer, Inc.	34,000	226,265
Chang Hwa Commercial Bank Ltd.	875,212	610,522
Chunghwa Telecom Co. Ltd.	334,600	1,196,597
CTBC Financial Holding Co. Ltd.	321,000	213,076
Delta Electronics, Inc.	7,000	29,907
E.Sun Financial Holding Co. Ltd.	523,961	443,240
Eclat Textile Co. Ltd.	20,000	268,570
Eva Airways Corp.	290,000	127,549
Far EasTone Telecommunications Co. Ltd.	407,000	950,712
Feng TAY Enterprise Co. Ltd.	20,944	150,111
First Financial Holding Co. Ltd.	1,495,197	1,049,952
Formosa Chemicals & Fibre Corp.	14,000	39,141
Formosa Petrochemical Corp.	130,000	411,317
Formosa Plastics Corp.	10,000	30,463
Fubon Financial Holding Co. Ltd.	165,000	236,893
Hua Nan Financial Holdings Co. Ltd.	1,093,582	738,143
Mega Financial Holding Co. Ltd.	763,000	706,781
Nien Made Enterprise Co. Ltd.	13,000	113,953
Novatek Microelectronics Corp.	22,000	126,252
President Chain Store Corp.	125,000	1,168,418
Ruentex Industries Ltd. *	14,000	30,200
Shanghai Commercial & Savings Bank Ltd. (The)	16,000	26,877
Taiwan Cooperative Financial Holding Co. Ltd.	628,481	415,080
Taiwan Mobile Co. Ltd.	324,000	1,169,430
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	26,955	1,252,869
Uni-President Enterprises Corp.	262,172	632,659
Walsin Technology Corp.	69,000	388,373
Yageo Corp.	26,000	206,575

		13,258,977

Thailand - 7.8%
Advanced Info Service PCL, NVDR	31,200	224,605
Airports of Thailand PCL, NVDR	502,400	1,228,417
Bangkok Bank PCL, NVDR	36,900	209,312
Bangkok Dusit Medical Services PCL, NVDR	1,027,300	812,742
BTS Group Holdings PCL, NVDR	356,800	156,221
Bumrungrad Hospital PCL, NVDR	159,200	665,890

INVESTMENTS	SHARES	VALUE
Thailand - 7.8% (continued)
CP ALL PCL, NVDR	12,700	$33,708
Electricity Generating PCL, NVDR	33,000	387,383
Home Product Center PCL, NVDR	1,770,000	990,342
Kasikornbank PCL, NVDR	47,200	241,564
Krung Thai Bank PCL, NVDR	857,300	482,549
Ratch Group PCL, NVDR	11,300	26,400
Robinson PCL, NVDR	307,900	641,357
Siam Cement PCL (The), NVDR	3,700	49,340
Siam Commercial Bank PCL (The), NVDR	77,700	299,884

		6,449,714

TOTAL COMMON STOCKS (Cost $75,976,092)		79,639,608

	PRINCIPAL AMOUNT
CORPORATE BONDS - 0.0% (e)

India - 0.0% (e)
Britannia Industries Ltd. 8.00%, 8/28/2022
(Cost $72)	$4,670	65

	NO. OF RIGHTS
RIGHTS - 0.0% (e)

Taiwan - 0.0% (e)
Shanghai Commercial & Savings Bank Ltd. (The), expiring 10/7/2019 (3)*(c)
(Cost $—)	1,299	675

	SHARES
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment Fund, 2.01% (1)(f)
(Cost $2,244,921)	2,244,921	2,245,145

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.87% (1)(f)(g)	6,366	6,366
Limited Purpose Cash Investment Fund
2.01% (1)(f)(g)	45,680	45,684

TOTAL SECURITIES LENDING COLLATERAL (Cost $52,046)		52,050

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $78,273,131)		81,937,543

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (h)		325,561

NET ASSETS - 100.0%		$82,263,104

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,414,738	12.7%
Consumer Discretionary	7,214,124	8.8
Consumer Staples	18,080,378	22.0
Energy	1,837,862	2.2
Financials	17,621,483	21.4
Health Care	3,565,178	4.3
Industrials	5,420,599	6.6
Information Technology	6,212,679	7.5
Materials	1,959,597	2.4
Utilities	7,313,710	8.9
Short-Term Investments	2,245,145	2.7
Securities Lending Collateral	52,050	0.1

Total Investments In Securities At Value	81,937,543	99.6
Other Assets in Excess of Liabilities (h)	325,561	0.4

Net Assets	$82,263,104	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at

September 30, 2019 amounted to $1,324,696, which represents approximately 1.61% of net assets of the fund.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $934,813 or 1.14% of net assets.

(c)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $676, which represents approximately 0.00% of net assets of the fund.

(d)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $47,208.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of September 30, 2019.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(h)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	31	12/2019	USD	$1,552,945	$(52,849)

					$(52,849)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$150,229	$150,229

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 88.9%

Australia - 2.3%
ASX Ltd.	891	$48,826
BHP Group Ltd.	14,837	366,630
BHP Group plc	69,063	1,475,138
BlueScope Steel Ltd.	29,125	236,564
CIMIC Group Ltd.	9,030	191,870
Dexus, REIT	14,068	113,314
Fortescue Metals Group Ltd.	147,657	878,886
Goodman Group, REIT	25,367	242,807
GPT Group (The), REIT	42,925	178,500
Lendlease Group	2,927	34,717
Mirvac Group, REIT	95,677	197,656
Newcrest Mining Ltd.	18,088	417,393
Rio Tinto plc	19,936	1,036,326
Santos Ltd.	17,234	89,861
Scentre Group, REIT	45,435	120,541
South32 Ltd.	558,747	985,457
Stockland, REIT	49,658	152,534
Vicinity Centres, REIT	79,436	137,820

		6,904,840

Belgium - 0.4%
Ageas	21,935	1,215,969

Canada - 2.5%
Agnico Eagle Mines Ltd. (1)	3,479	186,443
Air Canada (1)*	10,468	341,414
Alimentation Couche-Tard, Inc., Class B (1)	22,560	691,351
Barrick Gold Corp. (1)	43,823	758,141
CGI, Inc. (1)*	8,981	710,156
Constellation Software, Inc. (1)	959	957,769
Cronos Group, Inc. (1)*(a)	17,192	155,329
Empire Co. Ltd., Class A (1)	4,175	113,037
Franco-Nevada Corp. (1)	2,074	188,982
Great-West Lifeco, Inc. (1)	1,345	32,294
Magna International, Inc. (1)	10,142	540,611
Manulife Financial Corp. (1)	31,536	578,424
Open Text Corp. (1)	15,240	621,632
Power Corp. of Canada (1)	1,646	37,918
Power Financial Corp. (1)	3,449	79,974
RioCan REIT, REIT (1)	6,747	134,344
Shopify, Inc., Class A (1)*	1,228	382,160
Teck Resources Ltd., Class B (1)	55,584	901,192

		7,411,171

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	1,439,500	1,000,892

Denmark - 1.1%
Danske Bank A/S	5,712	79,467
H Lundbeck A/S	14,476	479,918
Novo Nordisk A/S, Class B	14,438	746,101
Pandora A/S	50,994	2,046,426

		3,351,912

Finland - 0.2%
Kone OYJ, Class B	7,387	420,397

INVESTMENTS	SHARES	VALUE
Finland - 0.2% (continued)
Orion OYJ, Class B	4,565	$170,105

		590,502

France - 2.8%
AXA SA	57,953	1,479,760
BNP Paribas SA	9,012	438,135
Cie de Saint-Gobain	9,354	366,609
CNP Assurances	13,915	268,902
Electricite de France SA (a)	107,973	1,207,837
Engie SA	97,390	1,589,615
Kering SA	637	324,606
Klepierre SA, REIT	4,718	160,225
Orange SA	8,722	136,516
Peugeot SA	18,045	450,380
Sanofi	4,518	418,515
Schneider Electric SE	5,617	491,162
Societe Generale SA	5,908	161,833
TOTAL SA	11,494	598,455
Unibail-Rodamco-Westfield, REIT	2,005	292,288

		8,384,838

Germany - 3.4%
adidas AG	4,011	1,248,503
Allianz SE (Registered)	9,807	2,282,795
Commerzbank AG	19,998	115,766
Covestro AG (b)	12,148	601,108
Deutsche Lufthansa AG (Registered)	80,178	1,272,838
E.ON SE	173,908	1,690,839
Fresenius SE & Co. KGaA	1,365	63,856
HOCHTIEF AG	3,356	382,451
Infineon Technologies AG	10,470	188,112
KION Group AG	8,094	425,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	699	180,550
Porsche Automobil Holding SE (Preference)	865	56,075
SAP SE	5,509	648,263
Siemens AG (Registered)	9,423	1,008,686

		10,165,497

Hong Kong - 1.7%
CK Asset Holdings Ltd.	235,500	1,595,535
CK Hutchison Holdings Ltd.	18,500	163,320
CK Infrastructure Holdings Ltd.	2,749	18,487
Henderson Land Development Co. Ltd.	77,000	358,652
Hong Kong Exchanges & Clearing Ltd.	5,269	154,435
Kerry Properties Ltd.	101,000	310,990
Link REIT, REIT	18,329	202,185
New World Development Co. Ltd.	580,000	753,223
PCCW Ltd.	19,406	10,894
Sun Hung Kai Properties Ltd.	8,000	114,966
Swire Properties Ltd.	46,000	144,366
WH Group Ltd. (b)	1,004,000	899,140
Wharf Holdings Ltd. (The)	49,000	106,877
Wheelock & Co. Ltd.	20,000	113,943

		4,947,013

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Italy - 1.3%
Assicurazioni Generali SpA	13,034	$252,595
Enel SpA	415,301	3,102,006
Eni SpA	10,781	164,785
Leonardo SpA	40,552	476,690

		3,996,076

Japan - 6.5%
Aeon Mall Co. Ltd.	700	11,075
Alfresa Holdings Corp.	4,700	105,310
Alps Alpine Co. Ltd.	10,700	200,920
Amada Holdings Co. Ltd.	14,200	153,878
Astellas Pharma, Inc.	131,300	1,878,136
Dai-ichi Life Holdings, Inc.	82,600	1,255,759
Daito Trust Construction Co. Ltd.	486	62,246
Daiwa House Industry Co. Ltd.	2,451	79,669
Fujitsu Ltd.	6,011	483,106
Hitachi High-Technologies Corp.	4,758	276,583
Hitachi Ltd.	23,200	868,845
Hoya Corp.	1,200	98,284
Hulic Co. Ltd.	1,500	15,400
ITOCHU Corp.	9,000	186,423
Japan Airlines Co. Ltd.	26,000	772,185
Japan Post Holdings Co. Ltd.	51,200	472,453
Japan Real Estate Investment Corp., REIT	30	201,189
Japan Retail Fund Investment Corp., REIT	64	135,424
Japan Tobacco, Inc.	7,000	153,367
Kajima Corp.	20,200	266,123
Kamigumi Co. Ltd.	11,600	263,506
Marubeni Corp.	89,000	593,538
Mazda Motor Corp.	9,600	86,048
Mitsubishi Corp.	16,600	408,740
Mitsubishi Estate Co. Ltd.	5,764	111,456
Mitsubishi Heavy Industries Ltd.	6,900	271,228
Mitsubishi UFJ Financial Group, Inc.	26,400	134,452
Mitsui Fudosan Co. Ltd.	4,598	114,431
MS&AD Insurance Group Holdings, Inc.	5,500	178,773
Nexon Co. Ltd. *	10,200	123,932
Nikon Corp.	49,100	615,977
Nintendo Co. Ltd.	1,300	484,245
Nippon Building Fund, Inc., REIT	21	161,346
Nippon Express Co. Ltd.	4,600	235,597
Nippon Telegraph & Telephone Corp.	4,196	200,752
Nitto Denko Corp.	1,900	92,065
Nomura Real Estate Holdings, Inc.	1,000	21,678
Nomura Real Estate Master Fund, Inc., REIT	117	211,324
NTT DOCOMO, Inc.	5,300	135,334
Olympus Corp.	13,400	181,542
Persol Holdings Co. Ltd.	5,200	98,836
Resona Holdings, Inc.	168,900	726,801
Shinsei Bank Ltd.	35,900	524,938
Shionogi & Co. Ltd.	9,600	535,229
SoftBank Group Corp.	3,600	142,058
Sony Corp.	25,900	1,530,901
Sumitomo Corp.	49,800	779,642
Sumitomo Dainippon Pharma Co. Ltd.	18,400	304,435
Sumitomo Heavy Industries Ltd.	17,400	518,488
Sumitomo Mitsui Financial Group, Inc.	15,800	542,921
Sumitomo Realty & Development Co. Ltd.	2,624	100,174

INVESTMENTS	SHARES	VALUE
Japan - 6.5% (continued)
Suzuken Co. Ltd.	2,100	$113,042
Taiheiyo Cement Corp.	15,100	405,758
Tokyo Electron Ltd.	2,300	441,885
Tokyu Fudosan Holdings Corp.	2,900	18,560
Toyota Tsusho Corp.	4,300	139,568

		19,225,575

Luxembourg - 0.1%
SES SA, FDR	12,747	232,345

Macau - 0.1%
Wynn Macau Ltd.	160,800	313,346

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)(e)	96,388	131

Netherlands - 2.1%
Adyen NV *(a)(b)	512	336,704
ASML Holding NV	1,058	262,398
ING Groep NV	19,668	205,466
Koninklijke Ahold Delhaize NV	130,511	3,263,774
Koninklijke Philips NV	23,095	1,067,198
NN Group NV	11,780	417,467
Royal Dutch Shell plc, Class A	5,529	162,154
Royal Dutch Shell plc, Class B	22,741	672,120

		6,387,281

Russia - 0.2%
Evraz plc	113,423	652,814

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	381,300	662,493
Singapore Exchange Ltd.	4,067	24,951

		687,444

South Africa - 0.3%
Anglo American plc	35,556	817,148

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	9,860	393,966
Banco Bilbao Vizcaya Argentaria SA	179,893	936,430
Enagas SA	20,282	468,849
Endesa SA	40,767	1,072,404
Iberdrola SA	166,017	1,725,544
Naturgy Energy Group SA	5,611	148,819
Red Electrica Corp. SA	9,526	192,956
Telefonica SA	44,117	337,104

		5,276,072

Sweden - 1.2%
Investor AB, Class B	2,204	107,637
Kinnevik AB, Class B (a)	1,380	36,283
Sandvik AB	41,962	653,263
Skanska AB, Class B	7,812	158,155
Swedish Match AB	19,422	803,255
Telefonaktiebolaget LM Ericsson, Class B	155,229	1,239,711
Volvo AB, Class B	50,252	705,193

		3,703,497

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 2.9%
Glencore plc *	230,369	$694,229
Nestle SA (Registered)	13,094	1,420,104
Novartis AG (Registered)	9,065	786,724
Roche Holding AG	13,692	3,986,627
Sonova Holding AG (Registered)	3,778	879,068
Zurich Insurance Group AG	2,442	935,305

		8,702,057

United Kingdom - 2.4%
3i Group plc	9,545	136,612
AstraZeneca plc	978	87,325
Aviva plc	149,977	736,265
BAE Systems plc	20,368	142,643
Barclays plc	472,194	870,017
Barratt Developments plc	28,554	227,308
Berkeley Group Holdings plc	5,669	291,072
BP plc	28,417	179,901
BT Group plc	359,386	788,283
Burberry Group plc	18,209	486,392
Centrica plc	595,640	540,120
Direct Line Insurance Group plc	92,681	341,948
Fiat Chrysler Automobiles NV	60,607	785,334
GlaxoSmithKline plc	3,818	81,837
HSBC Holdings plc	43,610	334,151
Meggitt plc	15,912	124,130
Micro Focus International plc	6,336	89,035
Persimmon plc	17,671	471,289
Unilever plc	5,942	357,126

		7,070,788

United States - 55.1%
Accenture plc, Class A (1)	676	130,029
Adobe, Inc. (1)*	5,484	1,514,955
Akamai Technologies, Inc. (1)*	7,908	722,633
Alexion Pharmaceuticals, Inc. (1)*	1,130	110,672
Allergan plc (1)	2,326	391,443
Alliance Data Systems Corp. (1)	638	81,747
Allstate Corp. (The) (1)	14,175	1,540,539
Alphabet, Inc., Class A (1)*	1,840	2,246,898
Alphabet, Inc., Class C (1)*	2,218	2,703,742
Altria Group, Inc. (1)	52,145	2,132,731
Amazon.com, Inc. (1)*	962	1,669,945
American Airlines Group, Inc. (1)(a)	34,665	934,915
American Electric Power Co., Inc. (1)	21,816	2,043,941
American Financial Group, Inc. (1)	924	99,653
American Tower Corp., REIT (1)	4,396	972,087
Analog Devices, Inc. (1)	4,029	450,160
Anthem, Inc. (1)	2,773	665,797
Apple, Inc. (1)	33,199	7,435,579
Applied Materials, Inc. (1)	70,338	3,509,865
Arch Capital Group Ltd. (1)*	4,072	170,943
Athene Holding Ltd., Class A (1)*	3,280	137,957
AvalonBay Communities, Inc., REIT (1)	811	174,633
Berkshire Hathaway, Inc., Class B (1)*	9,167	1,906,919
Best Buy Co., Inc. (1)	15,749	1,086,524
Biogen, Inc. (1)*	15,033	3,499,982
Boeing Co. (The) (1)	283	107,673
Boston Properties, Inc., REIT (1)	869	112,675
Bristol-Myers Squibb Co. (1)	6,759	342,749

INVESTMENTS	SHARES	VALUE
United States - 55.1% (continued)
Bunge Ltd. (1)	2,782	$157,517
Cadence Design Systems, Inc. (1)*	17,671	1,167,700
Capital One Financial Corp. (1)	1,768	160,853
Caterpillar, Inc. (1)	3,352	423,391
CBS Corp. (Non-Voting), Class B (1)	3,991	161,117
CDW Corp. (1)	5,046	621,869
Celgene Corp. (1)*	3,386	336,230
Cisco Systems, Inc. (1)	42,297	2,089,895
Citizens Financial Group, Inc. (1)	18,202	643,805
Cognizant Technology Solutions Corp., Class A (1)	5,092	306,869
Colgate-Palmolive Co. (1)	30,852	2,267,931
Comcast Corp., Class A (1)	20,472	922,878
Comerica, Inc. (1)	9,799	646,636
ConocoPhillips (1)	9,363	533,504
Consolidated Edison, Inc. (1)	9,812	926,940
Crown Castle International Corp., REIT (1)	1,970	273,850
Cummins, Inc. (1)	5,613	913,067
Delta Air Lines, Inc. (1)	58,500	3,369,600
Discover Financial Services (1)	18,491	1,499,435
DTE Energy Co. (1)	835	111,022
Duke Energy Corp. (1)	4,644	445,174
DXC Technology Co. (1)	45,259	1,335,141
Eastman Chemical Co. (1)	3,520	259,882
Eaton Corp. plc (1)	9,254	769,470
eBay, Inc. (1)	27,261	1,062,634
Edison International (1)	1,191	89,825
Edwards Lifesciences Corp. (1)*	579	127,328
Electronic Arts, Inc. (1)*	11,971	1,171,003
Eli Lilly & Co. (1)	6,262	700,279
Equinix, Inc., REIT (1)	222	128,050
Equity Residential, REIT (1)	2,048	176,660
Essex Property Trust, Inc., REIT (1)	720	235,188
Everest Re Group Ltd. (1)	2,372	631,165
Exelon Corp. (1)	75,529	3,648,805
F5 Networks, Inc. (1)*	1,041	146,177
Facebook, Inc., Class A (1)*	16,611	2,958,087
Fifth Third Bancorp (1)	20,238	554,116
Flex Ltd. (1)*	22,507	235,536
Fortinet, Inc. (1)*	7,018	538,702
Garmin Ltd. (1)	5,858	496,114
Gilead Sciences, Inc. (1)	27,371	1,734,774
HCA Healthcare, Inc. (1)	9,639	1,160,728
HD Supply Holdings, Inc. (1)*	2,897	113,490
HollyFrontier Corp. (1)	2,498	133,993
Home Depot, Inc. (The) (1)	1,083	251,278
Honeywell International, Inc. (1)	2,299	388,991
HP, Inc. (1)	122,320	2,314,294
Humana, Inc. (1)	943	241,097
Huntington Ingalls Industries, Inc. (1)	1,811	383,552
Ingredion, Inc. (1)	1,472	120,321
Intel Corp. (1)	49,201	2,535,328
International Business Machines Corp. (1)	10,948	1,592,058
International Paper Co. (1)(a)	3,037	127,007
Intuit, Inc. (1)	4,628	1,230,770
Johnson & Johnson (1)	25,107	3,248,344
Kohl’s Corp. (1)	14,987	744,254
L Brands, Inc. (1)	31,843	623,804

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 55.1% (continued)
Lam Research Corp. (1)	6,858	$1,584,952
Las Vegas Sands Corp. (1)	3,138	181,251
Lincoln National Corp. (1)	3,999	241,220
Lockheed Martin Corp. (1)	2,371	924,832
LyondellBasell Industries NV, Class A (1)	3,113	278,520
ManpowerGroup, Inc. (1)	13,633	1,148,444
Mastercard, Inc., Class A (1)	9,886	2,684,741
McDonald’s Corp. (1)	1,597	342,892
McKesson Corp. (1)	6,834	933,934
Medtronic plc (1)	17,487	1,899,438
Merck & Co., Inc. (1)	26,114	2,198,277
MetLife, Inc. (1)	37,089	1,749,117
Micron Technology, Inc. (1)*	37,196	1,593,849
Microsoft Corp. (1)	53,094	7,381,658
Mondelez International, Inc., Class A (1)	4,444	245,842
Monster Beverage Corp. (1)*	10,362	601,618
Mylan NV (1)*	92,668	1,832,973
Newmont Goldcorp Corp. (1)	13,183	499,899
NIKE, Inc., Class B (1)	5,656	531,212
Norwegian Cruise Line Holdings Ltd. (1)*	23,489	1,216,026
Oracle Corp. (1)	29,486	1,622,615
O’Reilly Automotive, Inc. (1)*	710	282,942
PayPal Holdings, Inc. (1)*	2,365	244,990
PepsiCo, Inc. (1)	16,321	2,237,609
Pfizer, Inc. (1)	59,876	2,151,345
Philip Morris International, Inc. (1)	13,759	1,044,721
Phillips 66 (1)	5,810	594,944
Pinnacle West Capital Corp. (1)	20,343	1,974,695
Procter & Gamble Co. (The) (1)	27,747	3,451,172
Prologis, Inc., REIT (1)	2,980	253,956
Public Service Enterprise Group, Inc. (1)	8,116	503,841
Public Storage, REIT (1)	2,484	609,251
PVH Corp. (1)	5,413	477,589
QUALCOMM, Inc. (1)	31,243	2,383,216
Ralph Lauren Corp. (1)	9,323	890,067
Raytheon Co. (1)	1,979	388,260
Robert Half International, Inc. (1)	11,343	631,351
S&P Global, Inc. (1)	1,101	269,723
Signature Bank (1)	1,012	120,651
Simon Property Group, Inc., REIT (1)	1,723	268,185
Skyworks Solutions, Inc. (1)	12,969	1,027,793
Southwest Airlines Co. (1)	44,195	2,386,972
Spirit AeroSystems Holdings, Inc., Class A (1)	8,548	702,988
Starbucks Corp. (1)	23,947	2,117,394
Steel Dynamics, Inc. (1)	5,574	166,105
Synchrony Financial (1)	101,992	3,476,906
Texas Instruments, Inc. (1)	11,366	1,468,942
Thermo Fisher Scientific, Inc. (1)	641	186,704
Tractor Supply Co. (1)	1,577	142,624
Travelers Cos., Inc. (The) (1)	3,034	451,125
Twitter, Inc. (1)*	37,096	1,528,355
Tyson Foods, Inc., Class A (1)	28,858	2,485,828
Ulta Beauty, Inc. (1)*	337	84,469
United Airlines Holdings, Inc. (1)*	34,626	3,061,285
UnitedHealth Group, Inc. (1)	5,286	1,148,754
Unum Group (1)	11,821	351,320
Valero Energy Corp. (1)	1,320	112,517

INVESTMENTS	SHARES	VALUE
United States - 55.1% (continued)
Ventas, Inc., REIT (1)	2,800	$204,484
VeriSign, Inc. (1)*	1,793	338,214
Verizon Communications, Inc. (1)	18,465	1,114,547
Walmart, Inc. (1)	16,891	2,004,624
Wells Fargo & Co. (1)	46,759	2,358,524
Welltower, Inc., REIT (1)	3,001	272,041
Xerox Holdings Corp. (1)	39,660	1,186,231
Xilinx, Inc. (1)	4,736	454,182

		164,389,660

TOTAL COMMON STOCKS (Cost $237,579,829)		265,426,868

SHORT-TERM INVESTMENTS - 8.3%
INVESTMENT COMPANIES - 8.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(f)(g)	2,444,507	2,444,507
Limited Purpose Cash Investment Fund, 2.01% (1)(f)	22,477,193	22,479,441

TOTAL SHORT-TERM INVESTMENTS (Cost $24,921,256)		24,923,948

SECURITIES LENDING COLLATERAL - 0.5%

Investment Companies - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (1)(f)(h)	194,781	194,781
Limited Purpose Cash Investment Fund 2.01% (1)(f)(h)	1,397,750	1,397,890

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,592,531)		1,592,671

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.7% (Cost $264,093,616)		291,943,487

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3% (i)		6,909,504

NET ASSETS - 100.0%		$298,852,991

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$15,398,090	5.2%
Consumer Discretionary	21,675,286	7.2
Consumer Staples	24,451,066	8.2
Energy	3,242,235	1.1
Financials	33,337,013	11.2
Health Care	35,049,429	11.7
Industrials	30,717,858	10.3
Information Technology	57,637,970	19.3
Materials	12,025,687	4.0
Real Estate	10,390,514	3.5
Utilities	21,501,720	7.2
Short-Term Investments	24,923,948	8.3
Securities Lending Collateral	1,592,671	0.5

Total Investments In Securities At Value	291,943,487	97.7
Other Assets in Excess of Liabilities (i)	6,909,504	2.3

Net Assets	$298,852,991	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $1,466,295.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $1,836,952, which represents approximately 0.61% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $131, which represents approximately 0.00% of net assets of the fund.

(e)	Restricted Security.
(f)	Represents 7-day effective yield as of September 30, 2019.
(g)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2019	HKD	15,625,200	$1,088
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	JPY	558,305,685	133,147

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	5,453,491	$ 77,677

								211,912

Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	12/20/2019	CHF	(2,111,340)	(16,511)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	12/18/2019	CHF	(1,673,338)	(13,313)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.60%)	Monthly	JPMC	12/18/2019	EUR	(187,003)	(3,807)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.70%)	Monthly	JPMC	12/18/2019	SEK	(28,034,412)	(32,076)

								(65,707)

								$146,205

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	330	10/2019	EUR	$20,415,636	$241,253
Hang Seng Index	20	10/2019	HKD	3,322,658	8,954
DAX Index	25	12/2019	EUR	8,454,606	35,614
FTSE 100 Index	158	12/2019	GBP	14,343,844	171,498
FTSE/MIB Index	145	12/2019	EUR	17,436,856	221,502
TOPIX Index	26	12/2019	JPY	3,818,543	(28,920)

					649,901

Short Contracts
Amsterdam Exchange Index	(92)	10/2019	EUR	(11,634,955)	(117,103)
IBEX 35 Index	(6)	10/2019	EUR	(603,778)	(15,329)
OMXS30 Index	(44)	10/2019	SEK	(736,496)	3,904
S&P 500 E-Mini Index	(67)	12/2019	USD	(9,977,975)	23,750
S&P/TSX 60 Index	(69)	12/2019	CAD	(10,375,650)	4,057
SPI 200 Index	(98)	12/2019	AUD	(11,049,538)	(30,798)

					(131,519)

					$518,382

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	7,555,000	USD	5,079,976	CITG	12/18/2019	$31,935
AUD	7,555,000	USD	5,079,982	JPMC	12/18/2019	31,929
CAD	11,357,287	USD	8,549,789	CITG	12/18/2019	34,039
CAD	11,357,278	USD	8,549,793	JPMC	12/18/2019	34,029
GBP	4,087,684	USD	5,007,008	CITG	12/18/2019	35,348
GBP	4,087,687	USD	5,007,018	JPMC	12/18/2019	35,343
HKD	1,447,500	USD	184,646	CITG	12/18/2019	180
HKD	1,447,500	USD	184,646	JPMC	12/18/2019	179
ILS	1,072,999	USD	306,530	CITG	12/18/2019	3,448
ILS	1,073,000	USD	306,531	JPMC	12/18/2019	3,448
SGD	58,000	USD	41,817	CITG	12/18/2019	185
SGD	58,000	USD	41,817	JPMC	12/18/2019	185
USD	325,754	AUD	474,500	CITG	12/18/2019	4,694
USD	325,753	AUD	474,500	JPMC	12/18/2019	4,694
USD	17,339,159	CHF	16,928,992	CITG	12/18/2019	257,746
USD	17,339,154	CHF	16,929,008	JPMC	12/18/2019	257,725
USD	1,319,395	DKK	8,796,000	CITG	12/18/2019	26,926
USD	1,319,393	DKK	8,796,000	JPMC	12/18/2019	26,924
USD	8,535,273	EUR	7,660,494	CITG	12/18/2019	134,792
USD	8,535,306	EUR	7,660,506	JPMC	12/18/2019	134,812
USD	507,238	GBP	407,000	CITG	12/18/2019	5,184
USD	507,237	GBP	407,000	JPMC	12/18/2019	5,183
USD	105,282	HKD	824,000	CITG	12/18/2019	70
USD	105,282	HKD	824,000	JPMC	12/18/2019	70

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	825,312	JPY	87,552,000	CITG	12/18/2019	$ 10,874
USD	825,311	JPY	87,552,000	JPMC	12/18/2019	10,873
USD	2,804,009	NOK	25,189,499	CITG	12/18/2019	31,732
USD	2,804,005	NOK	25,189,500	JPMC	12/18/2019	31,729
USD	2,682,715	NZD	4,188,000	CITG	12/18/2019	55,499
USD	2,682,712	NZD	4,188,000	JPMC	12/18/2019	55,495
USD	4,512,120	SEK	43,365,501	CITG	12/18/2019	82,993
USD	4,512,114	SEK	43,365,500	JPMC	12/18/2019	82,987
USD	79,919	SGD	110,000	CITG	12/18/2019	260
USD	79,919	SGD	110,000	JPMC	12/18/2019	260

Total unrealized appreciation						1,431,770

AUD	8,932,500	USD	6,079,081	CITG	12/18/2019	(35,117)
AUD	8,932,500	USD	6,079,089	JPMC	12/18/2019	(35,124)
CAD	6,255,719	USD	4,748,655	CITG	12/18/2019	(20,587)
CAD	6,255,714	USD	4,748,657	JPMC	12/18/2019	(20,594)
CHF	1,206,000	USD	1,224,571	CITG	12/18/2019	(7,713)
CHF	1,206,000	USD	1,224,572	JPMC	12/18/2019	(7,715)
DKK	2,808,000	USD	418,562	CITG	12/18/2019	(5,960)
DKK	2,808,000	USD	418,563	JPMC	12/18/2019	(5,961)
EUR	865,000	USD	957,889	CITG	12/18/2019	(9,332)
EUR	865,000	USD	957,891	JPMC	12/18/2019	(9,333)
GBP	3,011,812	USD	3,734,263	CITG	12/18/2019	(19,047)
GBP	3,011,814	USD	3,734,270	JPMC	12/18/2019	(19,052)
HKD	415,500	USD	53,171	CITG	12/18/2019	(117)
HKD	415,500	USD	53,171	JPMC	12/18/2019	(117)
JPY	169,771,000	USD	1,590,308	CITG	12/18/2019	(11,040)
JPY	169,771,000	USD	1,590,310	JPMC	12/18/2019	(11,042)
NZD	16,584,996	USD	10,603,746	CITG	12/18/2019	(199,643)
NZD	16,585,005	USD	10,603,765	JPMC	12/18/2019	(199,657)
SEK	2,837,500	USD	293,975	CITG	12/18/2019	(4,168)
SEK	2,837,500	USD	293,975	JPMC	12/18/2019	(4,168)
SGD	21,500	USD	15,623	CITG	12/18/2019	(53)
SGD	21,500	USD	15,623	JPMC	12/18/2019	(53)
USD	41,164	AUD	61,000	CITG	12/18/2019	(110)
USD	41,164	AUD	61,000	JPMC	12/18/2019	(110)
USD	426,123	CAD	564,500	CITG	12/18/2019	(525)
USD	426,123	CAD	564,500	JPMC	12/18/2019	(526)
USD	53,270	GBP	43,500	CITG	12/18/2019	(389)
USD	53,270	GBP	43,500	JPMC	12/18/2019	(389)
USD	999,970	HKD	7,841,006	CITG	12/18/2019	(1,214)
USD	999,967	HKD	7,840,994	JPMC	12/18/2019	(1,215)
USD	20,866	ILS	73,000	CITG	12/18/2019	(223)
USD	20,866	ILS	73,000	JPMC	12/18/2019	(223)
USD	205,358	SGD	285,000	CITG	12/18/2019	(1,033)
USD	205,358	SGD	285,000	JPMC	12/18/2019	(1,033)

Total unrealized depreciation						(632,583)

Net unrealized appreciation						$799,187

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR GLOBAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$5,314,535	$5,314,535

CITG
Cash	(270,000)	—	(270,000)
Investment Companies	231,306	—	231,306

GSIN
Cash	42,399	—	42,399

JPMC
Investment Companies	2,213,201	—	2,213,201

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 89.8%

Australia - 7.3%
AGL Energy Ltd.	12,157	$157,275
ASX Ltd.	5,022	275,203
Aurizon Holdings Ltd.	384,589	1,533,105
Australia & New Zealand Banking Group Ltd.	11,501	220,930
BHP Group Ltd.	50,669	1,252,059
BHP Group plc	117,007	2,499,188
BlueScope Steel Ltd.	195,821	1,590,532
Brambles Ltd.	79,688	613,678
CIMIC Group Ltd.	78,033	1,658,051
Coles Group Ltd.	15,979	166,126
Crown Resorts Ltd.	12,294	100,008
Dexus, REIT	23,093	186,008
Fortescue Metals Group Ltd.	81,963	487,861
Goodman Group, REIT	54,028	517,144
GPT Group (The), REIT	55,477	230,696
Lendlease Group	24,576	291,493
Mirvac Group, REIT	104,753	216,406
Newcrest Mining Ltd.	14,940	344,750
QBE Insurance Group Ltd.	17,521	148,620
Rio Tinto Ltd.	7,677	480,848
Rio Tinto plc	28,264	1,469,236
Scentre Group, REIT	104,047	276,042
South32 Ltd.	992,611	1,750,661
Stockland, REIT	62,453	191,836
Telstra Corp. Ltd.	217,707	516,067
Treasury Wine Estates Ltd.	5,181	65,031
Vicinity Centres, REIT	94,695	164,294

		17,403,148

Belgium - 1.1%
Ageas	19,246	1,066,904
Groupe Bruxelles Lambert SA	1,290	123,825
KBC Group NV	6,844	444,527
Telenet Group Holding NV	2,001	94,426
UCB SA	12,835	931,210

		2,660,892

Chile - 0.0% (a)
Antofagasta plc	5,567	61,457

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	1,082,900	752,946

Denmark - 2.1%
Danske Bank A/S	19,842	276,049
H Lundbeck A/S	10,950	363,021
Novo Nordisk A/S, Class B	61,984	3,203,098
Pandora A/S	29,583	1,187,187

		5,029,355

Finland - 1.4%
Fortum OYJ	58,120	1,373,740
Kone OYJ, Class B	2,363	134,479
Nokia OYJ	254,323	1,284,408
Orion OYJ, Class B	11,382	424,126
Sampo OYJ, Class A	1,554	61,744

		3,278,497

INVESTMENTS	SHARES	VALUE
France - 9.1%
Atos SE (b)	9,295	$654,269
AXA SA	46,701	1,192,453
BNP Paribas SA	17,929	871,652
Bureau Veritas SA	4,110	98,927
Carrefour SA	3,552	62,133
Cie de Saint-Gobain	1,693	66,353
CNP Assurances	21,991	424,968
Credit Agricole SA	31,352	379,478
Dassault Aviation SA	154	217,829
Dassault Systemes SE	6,099	868,841
Electricite de France SA (b)	141,508	1,582,975
Engie SA	189,960	3,100,558
Hermes International	533	368,132
Ingenico Group SA	777	75,731
Ipsen SA	643	60,999
Kering SA	4,209	2,144,842
Klepierre SA, REIT	5,535	187,971
L’Oreal SA	3,941	1,102,175
LVMH Moet Hennessy Louis Vuitton SE	305	121,012
Orange SA	9,780	153,076
Peugeot SA	100,860	2,517,338
Publicis Groupe SA	1,286	63,278
Sanofi	20,150	1,866,551
Sartorius Stedim Biotech	715	100,009
Schneider Electric SE	6,782	593,032
Societe BIC SA	1,145	76,865
Societe Generale SA	18,458	505,604
Thales SA	10,656	1,224,917
TOTAL SA	8,671	451,471
Unibail-Rodamco-Westfield, REIT	3,742	545,506

		21,678,945

Germany - 8.5%
adidas AG	7,304	2,273,514
Allianz SE (Registered)	15,802	3,678,263
Bayer AG (Registered)	5,959	419,830
Covestro AG (c)	3,427	169,575
Deutsche Boerse AG	3,287	512,637
Deutsche Lufthansa AG (Registered)	32,342	513,434
Deutsche Post AG (Registered)	1,938	64,584
Deutsche Telekom AG (Registered)	5,903	99,011
Deutsche Wohnen SE	9,934	362,626
E.ON SE	137,995	1,341,671
Fresenius Medical Care AG & Co. KGaA	11,331	761,446
Fresenius SE & Co. KGaA	10,315	482,542
HeidelbergCement AG	973	70,299
HOCHTIEF AG	1,866	212,650
Infineon Technologies AG	29,324	526,857
KION Group AG	15,428	811,343
Porsche Automobil Holding SE (Preference)	4,664	302,353
SAP SE	35,413	4,167,168
Siemens AG (Registered)	29,868	3,197,224
Vonovia SE	7,064	358,393

		20,325,420

Hong Kong - 3.6%
CK Asset Holdings Ltd.	336,500	2,279,818
CK Infrastructure Holdings Ltd.	17,827	119,887
CLP Holdings Ltd.	24,500	257,517

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.6% (continued)
Henderson Land Development Co. Ltd.	165,380	$770,311
HKT Trust & HKT Ltd.	90,000	142,769
Hong Kong Exchanges & Clearing Ltd.	20,254	593,646
Kerry Properties Ltd.	306,000	942,207
Link REIT, REIT	55,882	616,427
New World Development Co. Ltd.	406,000	527,256
PCCW Ltd.	64,000	35,929
Sun Hung Kai Properties Ltd.	9,500	136,522
Swire Properties Ltd.	57,400	180,144
WH Group Ltd. (c)	1,210,000	1,083,625
Wheelock & Co. Ltd.	78,000	444,379
Yue Yuen Industrial Holdings Ltd.	147,500	402,982

		8,533,419

Italy - 2.4%
Assicurazioni Generali SpA	27,465	532,263
Enel SpA	491,617	3,672,034
Intesa Sanpaolo SpA	300,896	712,768
Leonardo SpA	66,295	779,299
Poste Italiane SpA (c)	5,778	65,679

		5,762,043

Japan - 21.1%
Alfresa Holdings Corp.	14,800	331,613
Alps Alpine Co. Ltd.	40,700	764,248
Aozora Bank Ltd.	2,600	65,157
Astellas Pharma, Inc.	223,700	3,199,840
Brother Industries Ltd.	26,100	475,588
Central Japan Railway Co.	400	82,484
Chubu Electric Power Co., Inc.	4,400	63,825
Dai-ichi Life Holdings, Inc.	62,300	947,141
Daito Trust Construction Co. Ltd.	2,487	318,531
Daiwa House Industry Co. Ltd.	8,395	272,877
East Japan Railway Co.	700	66,936
Fuji Electric Co. Ltd.	17,700	545,754
FUJIFILM Holdings Corp.	10,800	475,745
Fujitsu Ltd.	17,300	1,390,406
Hitachi High-Technologies Corp.	24,900	1,447,442
Hitachi Ltd.	82,900	3,104,622
Hoshizaki Corp.	2,200	173,418
Hoya Corp.	8,500	696,175
Hulic Co. Ltd.	8,000	82,133
IHI Corp.	29,600	648,412
Isuzu Motors Ltd.	23,700	262,534
ITOCHU Corp.	19,800	410,130
Japan Airlines Co. Ltd.	88,000	2,613,549
Japan Post Holdings Co. Ltd.	51,300	473,375
Japan Real Estate Investment Corp., REIT	26	174,364
Japan Retail Fund Investment Corp., REIT	73	154,468
Japan Tobacco, Inc.	10,400	227,860
JFE Holdings, Inc.	5,400	65,407
JTEKT Corp.	12,200	140,899
Kamigumi Co. Ltd.	14,000	318,024
KDDI Corp.	3,000	78,278
Kyocera Corp.	1,100	68,586
Marubeni Corp.	166,000	1,107,049
Mazda Motor Corp.	105,500	945,630
Medipal Holdings Corp.	3,600	80,360
Mitsubishi Corp.	32,400	797,782

INVESTMENTS	SHARES	VALUE
Japan - 21.1% (continued)
Mitsubishi Estate Co. Ltd.	22,820	$441,260
Mitsubishi Gas Chemical Co., Inc.	7,600	102,219
Mitsubishi UFJ Financial Group, Inc.	150,791	767,958
Mitsui Fudosan Co. Ltd.	18,105	450,581
MS&AD Insurance Group Holdings, Inc.	5,300	172,272
Nexon Co. Ltd. *	9,600	116,642
Nikon Corp.	104,000	1,304,717
Nintendo Co. Ltd.	5,000	1,862,482
Nippon Building Fund, Inc., REIT	35	268,910
Nippon Express Co. Ltd.	18,500	947,510
Nippon Telegraph & Telephone Corp.	1,400	66,981
Nitto Denko Corp.	1,400	67,837
Nomura Real Estate Holdings, Inc.	3,900	84,543
NTT DOCOMO, Inc.	26,800	684,328
Obayashi Corp.	20,200	202,019
Olympus Corp.	5,100	69,094
ORIX Corp.	4,200	62,828
Panasonic Corp.	7,900	64,383
Persol Holdings Co. Ltd.	21,300	404,846
Pola Orbis Holdings, Inc.	10,700	241,215
Renesas Electronics Corp. *	106,700	699,228
Resona Holdings, Inc.	342,900	1,475,548
Rohm Co. Ltd.	7,900	609,106
Seven & i Holdings Co. Ltd.	8,500	325,765
Shinsei Bank Ltd.	58,200	851,014
Shionogi & Co. Ltd.	42,900	2,391,805
Showa Denko KK	2,800	73,888
SoftBank Group Corp.	21,500	848,399
Sompo Holdings, Inc.	1,600	67,195
Sony Corp.	45,000	2,659,867
Subaru Corp.	2,700	76,356
SUMCO Corp.	51,900	707,019
Sumitomo Corp.	102,500	1,604,685
Sumitomo Dainippon Pharma Co. Ltd.	13,100	216,745
Sumitomo Heavy Industries Ltd.	37,200	1,108,491
Sumitomo Mitsui Financial Group, Inc.	9,336	320,805
Sumitomo Realty & Development Co. Ltd.	5,661	216,115
Suzuken Co. Ltd.	8,400	452,169
Sysmex Corp.	8,800	591,204
Taiheiyo Cement Corp.	8,200	220,346
Taisei Corp.	13,500	525,380
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	124,304
Tokyo Electric Power Co. Holdings, Inc. *	13,800	67,683
Tokyo Electron Ltd.	14,100	2,708,946
Tokyu Fudosan Holdings Corp.	12,883	82,453
Toyota Tsusho Corp.	7,300	236,941

		50,714,724

Luxembourg - 0.3%
ArcelorMittal	4,622	65,024
SES SA, FDR	29,836	543,834

		608,858

Macau - 0.2%
Wynn Macau Ltd.	217,600	424,031

Malta - 0.0% (a)
BGP Holdings plc (3)*(d)(e)	143,427	195

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 5.6%
Adyen NV *(b)(c)	844	$555,035
Aegon NV	20,562	85,397
ASML Holding NV	3,518	872,511
ING Groep NV	74,566	778,971
Koninklijke Ahold Delhaize NV	79,788	1,995,310
Koninklijke Philips NV	69,971	3,233,294
Randstad NV	1,947	95,590
Royal Dutch Shell plc, Class A	82,099	2,407,796
Royal Dutch Shell plc, Class B	65,170	1,926,129
Wolters Kluwer NV	17,986	1,312,349

		13,262,382

Russia - 0.2%
Evraz plc	92,688	533,473

Singapore - 0.3%
Ascendas REIT, REIT	81,637	184,371
CapitaLand Commercial Trust, REIT	92,500	138,600
CapitaLand Mall Trust, REIT	38,494	73,281
ComfortDelGro Corp. Ltd.	43,500	75,579
Singapore Exchange Ltd.	25,572	156,885

		628,716

South Africa - 0.6%
Anglo American plc	39,126	899,193
Investec plc	81,484	419,186

		1,318,379

Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA	201,820	1,050,571
CaixaBank SA	28,980	76,014
Enagas SA	24,787	572,989
Endesa SA	94,714	2,491,518
Iberdrola SA	91,861	954,782
Industria de Diseno Textil SA	34,303	1,061,595
Mapfre SA	204,409	550,526
Naturgy Energy Group SA	9,309	246,900
Red Electrica Corp. SA	22,047	446,578
Telefonica SA	42,726	326,476

		7,777,949

Sweden - 3.1%
Atlas Copco AB, Class B	6,481	175,499
Essity AB, Class B	10,667	311,246
Hennes & Mauritz AB, Class B	16,719	324,087
Investor AB, Class B	9,454	461,708
Sandvik AB	83,335	1,297,356
Skandinaviska Enskilda Banken AB, Class A	10,446	95,985
Swedbank AB, Class A	12,375	178,221
Swedish Match AB	59,788	2,472,714
Telefonaktiebolaget LM Ericsson, Class B	208,159	1,662,428
Volvo AB, Class B	26,602	373,309

		7,352,553

Switzerland - 9.1%
Adecco Group AG (Registered)	12,827	709,818
Coca-Cola HBC AG *	58,973	1,926,088
Credit Suisse Group AG (Registered) *	8,882	108,655
Glencore plc *	152,562	459,753

INVESTMENTS	SHARES	VALUE
Switzerland - 9.1% (continued)
LafargeHolcim Ltd. (Registered) *	4,831	$237,897
Nestle SA (Registered)	60,091	6,517,142
Novartis AG (Registered)	17,940	1,556,959
Roche Holding AG	14,656	4,267,310
Sonova Holding AG (Registered)	10,588	2,463,624
STMicroelectronics NV	3,245	62,797
Swatch Group AG (The)	260	69,030
Swiss Life Holding AG (Registered)	134	64,065
UBS Group AG (Registered) *	83,882	952,433
Zurich Insurance Group AG	6,166	2,361,627

		21,757,198

United Kingdom - 10.2%
3i Group plc	29,271	418,937
AstraZeneca plc	13,976	1,247,905
Aviva plc	363,488	1,784,430
BAE Systems plc	47,593	333,308
Barclays plc	1,001,366	1,845,017
Barratt Developments plc	83,391	663,846
Berkeley Group Holdings plc	12,474	640,471
BP plc	233,102	1,475,714
British American Tobacco plc	20,870	770,735
British Land Co. plc (The), REIT	28,168	202,635
BT Group plc	380,281	834,114
Burberry Group plc	56,548	1,510,490
Centrica plc	271,135	245,862
Compass Group plc	2,957	76,092
Diageo plc	27,533	1,124,732
Direct Line Insurance Group plc	258,160	952,485
Experian plc	8,913	285,030
Fiat Chrysler Automobiles NV	105,474	1,366,712
GlaxoSmithKline plc	51,121	1,095,759
HSBC Holdings plc	217,728	1,668,289
Imperial Brands plc	10,124	227,346
Land Securities Group plc, REIT	21,547	226,934
Lloyds Banking Group plc	288,221	191,068
London Stock Exchange Group plc	5,349	480,339
Marks & Spencer Group plc	182,273	412,843
Meggitt plc	13,850	108,044
National Grid plc	6,138	66,458
Persimmon plc	27,168	724,575
Prudential plc	10,131	183,586
Reckitt Benckiser Group plc	5,796	452,548
RELX plc	34,060	808,916
Royal Bank of Scotland Group plc	100,731	256,752
Standard Life Aberdeen plc	23,144	81,285
Taylor Wimpey plc	200,770	398,515
Unilever plc	18,843	1,132,501
Vodafone Group plc	140,230	279,381

		24,573,654

TOTAL COMMON STOCKS (Cost $200,528,688)		214,438,234

SHORT-TERM INVESTMENTS - 6.4%
INVESTMENT COMPANIES - 6.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(f)(g)	2,760,577	2,760,577
Limited Purpose Cash Investment Fund, 2.01% (1)(f)	12,519,460	12,520,712

TOTAL SHORT-TERM INVESTMENTS (Cost $15,280,037)		15,281,289

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.87% (1)(f)(h)	61,028	$61,028
Limited Purpose Cash Investment Fund 2.01% (1)(f)(h)	437,935	437,978

TOTAL SECURITIES LENDING COLLATERAL (Cost $498,962)		499,006

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.4% (Cost $216,307,687)		230,218,529

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6% (i)		8,665,707

NET ASSETS - 100.0%		$238,884,236

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$6,745,471	2.8%
Consumer Discretionary	22,403,143	9.4
Consumer Staples	20,204,292	8.5
Energy	6,261,110	2.6
Financials	32,493,133	13.6
Health Care	30,630,992	12.8
Industrials	30,057,825	12.6
Information Technology	23,180,978	9.7
Materials	12,901,503	5.4
Real Estate	12,797,536	5.4
Utilities	16,762,251	7.0
Short-Term Investments	15,281,289	6.4
Securities Lending Collateral	499,006	0.2

Total Investments In Securities At Value	230,218,529	96.4
Other Assets in Excess of Liabilities (i)	8,665,707	3.6

Net Assets	$238,884,236	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $474,242.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $1,873,914, which represents approximately 0.78% of net assets of the fund.

(d)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $195, which represents approximately 0.00% of net assets of the fund.

(e)	Restricted Security.
(f)	Represents 7-day effective yield as of September 30, 2019.
(g)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Total return swap contracts outstanding as of September 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	6,499,866	$92,582

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI France Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	EUR	871,639	$ 16,374

								108,956

Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	12/20/2019	CHF	(11,361,020)	(39,149)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	12/18/2019	CHF	(2,254,571)	(17,938)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.70%)	Monthly	JPMC	12/18/2019	SEK	(19,784,285)	(22,636)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.10%)	Monthly	JPMC	12/18/2019	EUR	(1,980,269)	(34,947)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	12/18/2019	CHF	(3,198,858)	(21,912)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Interbank Offered Rate (“SIBOR”) plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	SGD	5,897	(42)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SIBOR plus or minus a specified spread (0.20%)	Increases in total return of reference entity	Monthly	JPMC	12/20/2019	SGD	1,592,271	$ (12,456)

								(149,080)

								$(40,124)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	319	10/2019	EUR	$19,735,115	$231,558
IBEX 35 Index	25	10/2019	EUR	2,515,741	64,431
MSCI Singapore Index	18	10/2019	SGD	467,858	(898)
DAX Index	21	12/2019	EUR	7,101,869	24,472
FTSE 100 Index	35	12/2019	GBP	3,177,434	4,830
FTSE/MIB Index	156	12/2019	EUR	18,759,652	242,281
TOPIX Index	26	12/2019	JPY	3,818,543	(51,087)

					515,587

Short Contracts
Amsterdam Exchange Index	(50)	10/2019	EUR	(6,323,345)	(63,551)
Hang Seng Index	(5)	10/2019	HKD	(830,665)	(2,202)
OMXS30 Index	(288)	10/2019	SEK	(4,820,699)	9,261
SPI 200 Index	(111)	12/2019	AUD	(12,515,294)	(28,269)

					(84,761)

					$430,826

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	9,996,026	USD	6,721,320	CITG	12/18/2019	$42,254
AUD	9,996,024	USD	6,721,327	JPMC	12/18/2019	42,246
GBP	7,376,030	USD	9,036,492	CITG	12/18/2019	62,198
GBP	7,376,030	USD	9,036,504	JPMC	12/18/2019	62,189
HKD	1,000,005	USD	127,541	CITG	12/18/2019	146
HKD	999,995	USD	127,540	JPMC	12/18/2019	145
ILS	2,527,000	USD	721,850	CITG	12/18/2019	8,178
ILS	2,527,000	USD	721,851	JPMC	12/18/2019	8,177
SGD	1,209,650	USD	871,482	CITG	12/18/2019	4,519

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SGD	1,209,650	USD	871,483	JPMC	12/18/2019	$ 4,517
USD	369,408	AUD	542,000	CITG	12/18/2019	2,677
USD	369,408	AUD	542,000	JPMC	12/18/2019	2,676
USD	11,225,405	CHF	10,963,404	CITG	12/18/2019	163,292
USD	11,225,383	CHF	10,963,396	JPMC	12/18/2019	163,278
USD	1,036,320	DKK	6,912,500	CITG	12/18/2019	20,609
USD	1,036,319	DKK	6,912,500	JPMC	12/18/2019	20,608
USD	10,851,513	EUR	9,739,296	CITG	12/18/2019	171,422
USD	10,851,546	EUR	9,739,304	JPMC	12/18/2019	171,447
USD	2,995,231	GBP	2,403,500	CITG	12/18/2019	30,397
USD	2,995,228	GBP	2,403,500	JPMC	12/18/2019	30,393
USD	76,049	HKD	595,000	CITG	12/18/2019	75
USD	76,048	HKD	595,000	JPMC	12/18/2019	75
USD	4,159,641	JPY	440,618,600	CITG	12/18/2019	60,857
USD	4,159,636	JPY	440,618,600	JPMC	12/18/2019	60,852
USD	10,236,463	NZD	16,102,500	CITG	12/18/2019	135,041
USD	10,236,450	NZD	16,102,500	JPMC	12/18/2019	135,029
USD	3,642,038	SEK	35,044,000	CITG	12/18/2019	62,826
USD	3,642,034	SEK	35,044,000	JPMC	12/18/2019	62,821
USD	62,071	SGD	85,500	CITG	12/18/2019	154
USD	62,071	SGD	85,500	JPMC	12/18/2019	154

Total unrealized appreciation						1,529,252

AUD	12,238,026	USD	8,322,898	CITG	12/18/2019	(42,329)
AUD	12,238,024	USD	8,322,907	JPMC	12/18/2019	(42,339)
CHF	1,929,500	USD	1,957,349	CITG	12/18/2019	(10,477)
CHF	1,929,500	USD	1,957,352	JPMC	12/18/2019	(10,479)
DKK	3,892,000	USD	580,679	CITG	12/18/2019	(8,795)
DKK	3,892,000	USD	580,679	JPMC	12/18/2019	(8,796)
EUR	1,365,500	USD	1,523,910	CITG	12/18/2019	(26,506)
EUR	1,365,500	USD	1,523,912	JPMC	12/18/2019	(26,507)
GBP	4,254,122	USD	5,267,653	CITG	12/18/2019	(19,986)
GBP	4,254,118	USD	5,267,654	JPMC	12/18/2019	(19,993)
JPY	572,317,000	USD	5,370,830	CITG	12/18/2019	(46,942)
JPY	572,317,000	USD	5,370,836	JPMC	12/18/2019	(46,949)
NZD	23,875,004	USD	15,264,669	CITG	12/18/2019	(287,399)
NZD	23,874,996	USD	15,264,683	JPMC	12/18/2019	(287,420)
SEK	1,061,000	USD	110,210	CITG	12/18/2019	(1,845)
SEK	1,061,000	USD	110,210	JPMC	12/18/2019	(1,845)
SGD	4,500	USD	3,270	CITG	12/18/2019	(11)
SGD	4,500	USD	3,270	JPMC	12/18/2019	(11)
USD	320,202	AUD	474,500	CITG	12/18/2019	(857)
USD	320,202	AUD	474,500	JPMC	12/18/2019	(857)
USD	182,114	GBP	148,500	CITG	12/18/2019	(1,068)
USD	182,114	GBP	148,500	JPMC	12/18/2019	(1,068)
USD	286,893	HKD	2,249,004	CITG	12/18/2019	(272)
USD	286,891	HKD	2,248,996	JPMC	12/18/2019	(273)
USD	28,423	ILS	99,500	CITG	12/18/2019	(321)
USD	28,423	ILS	99,500	JPMC	12/18/2019	(321)
USD	6,148	SGD	8,500	CITG	12/18/2019	(8)
USD	6,148	SGD	8,500	JPMC	12/18/2019	(8)

Total unrealized depreciation						(893,682)

Net unrealized appreciation						$635,570

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$4,327,743	$4,327,743

CITG
Cash	(240,000)	—	(240,000)
Investment Companies	8,176	—	8,176

JPMC
Investment Companies	2,752,401	—	2,752,401

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 126.6%
COMMON STOCKS - 122.1%

Aerospace & Defense - 3.6%
Boeing Co. (The) (a)	437	$166,265
Curtiss-Wright Corp.	415	53,689
Huntington Ingalls Industries, Inc.	222	47,017
Lockheed Martin Corp.	214	83,473
Raytheon Co.	142	27,859
Spirit AeroSystems Holdings, Inc., Class A	1,324	108,886
Teledyne Technologies, Inc. *	74	23,827

		511,016

Airlines - 0.8%
Delta Air Lines, Inc.	1,084	62,438
Southwest Airlines Co.	341	18,418
United Airlines Holdings, Inc. *	397	35,099

		115,955

Auto Components - 1.0%
Dana, Inc.	2,069	29,876
Delphi Technologies plc	2,489	33,353
Garrett Motion, Inc. (Switzerland) *	794	7,908
Goodyear Tire & Rubber Co. (The)	3,513	50,605
Lear Corp.	169	19,925

		141,667

Banks - 3.8%
Bank of America Corp.	2,628	76,659
Citigroup, Inc.	1,670	115,364
Fifth Third Bancorp	336	9,200
First Citizens BancShares, Inc., Class A	51	24,049
JPMorgan Chase & Co.	908	106,863
PNC Financial Services Group, Inc. (The)	90	12,614
Popular, Inc. (Puerto Rico)	1,037	56,081
SunTrust Banks, Inc.	249	17,131
Wells Fargo & Co.	2,392	120,652

		538,613

Beverages - 1.0%
Monster Beverage Corp. *	1,161	67,407
PepsiCo, Inc.	488	66,905

		134,312

Biotechnology - 4.5%
AbbVie, Inc. (a)	347	26,275
Alexion Pharmaceuticals, Inc. *	509	49,852
Alkermes plc *	2,238	43,663
Amgen, Inc.	107	20,706
Biogen, Inc. *(a)	903	210,236
Celgene Corp. *	401	39,819
Exelixis, Inc. *	5,372	95,004
Gilead Sciences, Inc.	1,616	102,422
Incyte Corp. *	319	23,679
Regeneron Pharmaceuticals, Inc. *	69	19,141

		630,797

Building Products - 0.4%
Armstrong World Industries, Inc.	167	16,149
Masco Corp.	864	36,011

INVESTMENTS	SHARES	VALUE
Building Products - 0.4% (continued)
Resideo Technologies, Inc. *	402	$5,769

		57,929

Capital Markets - 1.0%
Ameriprise Financial, Inc.	286	42,071
Moody’s Corp.	115	23,555
Morgan Stanley	814	34,733
S&P Global, Inc.	152	37,237

		137,596

Chemicals - 1.0%
Cabot Corp.	681	30,863
Celanese Corp.	507	62,001
Eastman Chemical Co.	247	18,236
PolyOne Corp.	784	25,598

		136,698

Commercial Services & Supplies - 2.3%
Clean Harbors, Inc. *	677	52,264
Deluxe Corp.	262	12,880
Herman Miller, Inc.	1,358	62,590
HNI Corp.	2,971	105,471
Waste Management, Inc.	812	93,380

		326,585

Communications Equipment - 1.8%
Ciena Corp. *	445	17,457
Cisco Systems, Inc. (a)	3,963	195,812
F5 Networks, Inc. *	197	27,663
Juniper Networks, Inc.	568	14,058

		254,990

Consumer Finance - 0.9%
Synchrony Financial	3,700	126,133

Containers & Packaging - 0.2%
Berry Global Group, Inc. *	238	9,346
International Paper Co.	459	19,196

		28,542

Diversified Consumer Services - 0.5%
Graham Holdings Co., Class B	6	3,981
H&R Block, Inc.	789	18,636
WW International, Inc. *	1,308	49,468

		72,085

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	958	199,283

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,267	47,943
Verizon Communications, Inc.	1,867	112,692

		160,635

Electric Utilities - 2.2%
American Electric Power Co., Inc.	75	7,027
Exelon Corp. (a)	4,410	213,047
IDACORP, Inc.	559	62,982
Pinnacle West Capital Corp.	294	28,539

		311,595

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Electrical Equipment - 1.0%
Eaton Corp. plc	590	$49,058
Emerson Electric Co.	250	16,715
GrafTech International Ltd.	1,475	18,880
nVent Electric plc	2,642	58,230

		142,883

Electronic Equipment, Instruments & Components - 1.2%
Belden, Inc.	222	11,841
CDW Corp.	466	57,430
Tech Data Corp. *	611	63,691
Vishay Intertechnology, Inc.	2,280	38,600

		171,562

Energy Equipment & Services - 0.0% (b)
McDermott International, Inc. *	1,344	2,715
Nabors Industries Ltd.	995	1,861
Patterson-UTI Energy, Inc.	268	2,291

		6,867

Entertainment - 2.1%
Activision Blizzard, Inc.	911	48,210
Electronic Arts, Inc. *	1,267	123,938
Viacom, Inc., Class B	168	4,037
Walt Disney Co. (The)	942	122,761
Zynga, Inc., Class A *	619	3,603

		302,549

Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	63	13,931
AvalonBay Communities, Inc.	49	10,551
Brixmor Property Group, Inc.	1,198	24,308
Retail Properties of America, Inc., Class A	220	2,710

		51,500

Food & Staples Retailing - 1.3%
Walmart, Inc. (a)	1,532	181,818

Food Products - 2.3%
Archer-Daniels-Midland Co.	1,560	64,069
Bunge Ltd.	946	53,563
Ingredion, Inc.	165	13,487
Tyson Foods, Inc., Class A (a)	2,242	193,126

		324,245

Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	185	15,479
Align Technology, Inc. *	244	44,144
Baxter International, Inc.	1,851	161,907
Boston Scientific Corp. *	759	30,884
Danaher Corp.	560	80,881
Dentsply Sirona, Inc.	822	43,821
Edwards Lifesciences Corp. *	250	54,977
Inogen, Inc. *	1,731	82,932
Masimo Corp. *	151	22,467
Medtronic plc	1,269	137,839
NuVasive, Inc. *	246	15,591
Varian Medical Systems, Inc. *	28	3,335

		694,257

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	624	$29,447
Humana, Inc.	102	26,078
McKesson Corp.	793	108,371
UnitedHealth Group, Inc.	385	83,668

		247,564

Health Care Technology - 1.1%
Cerner Corp. (a)	1,532	104,437
Veeva Systems, Inc., Class A *	328	50,082

		154,519

Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Corp. *	284	3,311
Las Vegas Sands Corp.	1,691	97,672
Norwegian Cruise Line Holdings Ltd. *	1,949	100,900
Starbucks Corp.	969	85,679

		287,562

Household Durables - 1.1%
Garmin Ltd.	517	43,785
PulteGroup, Inc.	2,060	75,293
Roku, Inc. *	149	15,162
Toll Brothers, Inc.	114	4,680
Tupperware Brands Corp.	698	11,077

		149,997

Household Products - 2.1%
Colgate-Palmolive Co.	370	27,199
Kimberly-Clark Corp.	411	58,383
Procter & Gamble Co. (The) (a)	1,638	203,734

		289,316

Industrial Conglomerates - 0.7%
3M Co.	36	5,918
Honeywell International, Inc.	512	86,631

		92,549

Insurance - 4.6%
Aflac, Inc.	1,909	99,879
Allstate Corp. (The)	1,082	117,592
American National Insurance Co.	48	5,939
Assured Guaranty Ltd.	946	42,059
Athene Holding Ltd., Class A *	1,082	45,509
Fidelity National Financial, Inc.	1,414	62,796
First American Financial Corp.	683	40,304
Mercury General Corp.	769	42,972
MetLife, Inc.	855	40,322
Progressive Corp. (The)	112	8,652
Prudential Financial, Inc.	36	3,238
Reinsurance Group of America, Inc. (a)	372	59,475
Travelers Cos., Inc. (The)	419	62,301
Unum Group	367	10,907

		641,945

Interactive Media & Services - 7.6%
Alphabet, Inc., Class A *(a)	224	273,535
Alphabet, Inc., Class C *(a)	144	175,536
Cars.com, Inc. *	1,762	15,823
Facebook, Inc., Class A *(a)	1,978	352,242
IAC/InterActiveCorp *	420	91,548

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Interactive Media & Services - 7.6% (continued)
TripAdvisor, Inc. *	1,087	$42,045
Twitter, Inc. *	2,660	109,592
Yelp, Inc. *	155	5,386

		1,065,707

Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. *(a)	297	515,565
Booking Holdings, Inc. *	8	15,701
eBay, Inc.	2,937	114,484
Qurate Retail, Inc., Series A *	3,319	34,236

		679,986

IT Services - 6.0%
Accenture plc, Class A	25	4,809
Akamai Technologies, Inc. *	1,184	108,194
Alliance Data Systems Corp.	23	2,947
Amdocs Ltd.	150	9,916
Booz Allen Hamilton Holding Corp.	142	10,085
CACI International, Inc., Class A *	219	50,646
Cognizant Technology Solutions Corp., Class A	972	58,578
Conduent, Inc. *	2,259	14,051
DXC Technology Co.	3,293	97,143
EPAM Systems, Inc. *	310	56,519
International Business Machines Corp. (a)	1,310	190,500
Mastercard, Inc., Class A (a)	245	66,535
MAXIMUS, Inc.	363	28,045
PayPal Holdings, Inc. *	854	88,466
VeriSign, Inc. *	276	52,062

		838,496

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	1,206	92,416
Bruker Corp.	958	42,085
Charles River Laboratories International, Inc. *	132	17,473
Thermo Fisher Scientific, Inc.	556	161,946

		313,920

Machinery - 4.1%
Allison Transmission Holdings, Inc.	80	3,764
Caterpillar, Inc.	784	99,027
Crane Co.	116	9,353
Cummins, Inc. (a)	1,155	187,884
Gates Industrial Corp. plc *(a)	1,923	19,365
Ingersoll-Rand plc	687	84,645
ITT, Inc.	969	59,293
Kennametal, Inc.	583	17,922
Oshkosh Corp.	1,013	76,785
Timken Co. (The)	540	23,495

		581,533

Media - 3.9%
Altice USA, Inc., Class A *	318	9,120
AMC Networks, Inc., Class A *	1,603	78,804
CBS Corp. (Non-Voting), Class B	2,617	105,648
Comcast Corp., Class A (a)	4,338	195,557
Nexstar Media Group, Inc., Class A (a)	88	9,003
Sinclair Broadcast Group, Inc., Class A (a)	2,259	96,550

INVESTMENTS	SHARES	VALUE
Media - 3.9% (continued)
TEGNA, Inc.	3,972	$61,685

		556,367

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	583	58,102
Steel Dynamics, Inc.	1,840	54,832

		112,934

Multiline Retail - 0.8%
Dollar General Corp.	38	6,040
Kohl’s Corp.	329	16,338
Target Corp.	798	85,314

		107,692

Multi-Utilities - 0.8%
Black Hills Corp.	496	38,058
NorthWestern Corp.	828	62,141
Public Service Enterprise Group, Inc.	257	15,955

		116,154

Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	1,881	33,049
Chevron Corp.	203	24,076
ConocoPhillips (a)	1,040	59,259
Devon Energy Corp.	594	14,292
Exxon Mobil Corp.	514	36,293
HollyFrontier Corp.	865	46,399
Marathon Oil Corp.	1,473	18,074
Occidental Petroleum Corp.	80	3,558
Phillips 66 (a)	1,472	150,733
Pioneer Natural Resources Co.	96	12,074
Southwestern Energy Co. *	2,270	4,381
Valero Energy Corp.	802	68,362
Whiting Petroleum Corp. *	3,708	29,775
World Fuel Services Corp.	2,701	107,878

		608,203

Personal Products - 0.0% (b)
Nu Skin Enterprises, Inc., Class A	127	5,401

Pharmaceuticals - 4.0%
Allergan plc	163	27,431
Bristol-Myers Squibb Co.	1,038	52,637
Eli Lilly & Co.	32	3,579
Jazz Pharmaceuticals plc *	32	4,100
Johnson & Johnson (a)	1,296	167,677
Merck & Co., Inc. (a)	1,373	115,579
Mylan NV *	2,546	50,360
Pfizer, Inc. (a)	4,011	144,115

		565,478

Professional Services - 1.3%
CoStar Group, Inc. *	59	34,999
Insperity, Inc.	493	48,619
ManpowerGroup, Inc.	478	40,267
Robert Half International, Inc.	1,123	62,506

		186,391

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Road & Rail - 0.2%
Avis Budget Group, Inc. *	269	$7,602
CSX Corp.	48	3,325
Norfolk Southern Corp.	82	14,732

		25,659

Semiconductors & Semiconductor Equipment - 6.9%
Applied Materials, Inc. (a)	3,784	188,822
Broadcom, Inc.	141	38,926
Cirrus Logic, Inc. *	877	46,990
Intel Corp. (a)	3,474	179,015
Lam Research Corp.	306	70,720
Micron Technology, Inc. *	3,016	129,236
QUALCOMM, Inc.	1,764	134,558
Skyworks Solutions, Inc.	914	72,434
Texas Instruments, Inc.	369	47,689
Xilinx, Inc. (a)	637	61,088

		969,478

Software - 8.7%
2U, Inc. *	514	8,368
Adobe, Inc. *	367	101,384
Aspen Technology, Inc. *	362	44,555
Autodesk, Inc. *	33	4,874
Cadence Design Systems, Inc. *	1,629	107,644
CommVault Systems, Inc. *	969	43,324
Dropbox, Inc., Class A *	345	6,959
Fortinet, Inc. *	603	46,286
Intuit, Inc.	419	111,429
Manhattan Associates, Inc. *	476	38,399
Microsoft Corp. (a)	4,145	576,279
Oracle Corp.	2,262	124,478
Symantec Corp.	284	6,711

		1,220,690

Specialty Retail - 3.0%
AutoZone, Inc. *	35	37,962
Best Buy Co., Inc.	1,400	96,586
Home Depot, Inc. (The)	429	99,536
L Brands, Inc.	353	6,915
Michaels Cos., Inc. (The) *	7,402	72,466
Murphy USA, Inc. *	32	2,730
Sally Beauty Holdings, Inc. *	1,497	22,290
Signet Jewelers Ltd.	1,205	20,196
TJX Cos., Inc. (The)	627	34,949
Tractor Supply Co.	141	12,752
Urban Outfitters, Inc. *	723	20,309

		426,691

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc. (a)	2,467	552,534
HP, Inc.	3,463	65,520
Xerox Holdings Corp.	324	9,691

		627,745

Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. *	578	85,174
Lululemon Athletica, Inc. *	293	56,411
NIKE, Inc., Class B	421	39,541
Ralph Lauren Corp.	379	36,183

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 2.1% (continued)
Skechers U.S.A., Inc., Class A *	2,042	$76,269

		293,578

Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	8,251	103,798

Tobacco - 0.3%
Philip Morris International, Inc.	583	44,267

Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc. *	890	34,866
WESCO International, Inc. *	2,096	100,126

		134,992

TOTAL COMMON STOCKS (Cost $14,618,210)		17,208,724

EXCHANGE TRADED FUNDS - 3.4%
SPDR S&P 500 ETF Trust
(Cost $482,986)	1,618	480,174

SHORT-TERM INVESTMENTS - 1.1%
INVESTMENT COMPANIES - 1.1%
Limited Purpose Cash Investment Fund, 2.01% (c)
(Cost $146,773)	146,772	146,786

TOTAL LONG POSITIONS (Cost $15,247,969)		17,835,684

SHORT POSITIONS - (28.6)%
COMMON STOCKS - (28.6)%

Aerospace & Defense - (0.4)%
BWX Technologies, Inc.	(286)	(16,362)
TransDigm Group, Inc.	(91)	(47,381)

		(63,743)

Auto Components - (1.3)%
Adient plc	(3,165)	(72,668)
Aptiv plc	(576)	(50,354)
Visteon Corp. *	(699)	(57,696)

		(180,718)

Automobiles - (0.6)%
Tesla, Inc. *	(340)	(81,896)

Banks - (1.3)%
Home BancShares, Inc.	(2,425)	(45,578)
Pinnacle Financial Partners, Inc.	(991)	(56,239)
Sterling Bancorp	(235)	(4,714)
SVB Financial Group *	(49)	(10,238)
United Bankshares, Inc.	(1,718)	(65,061)

		(181,830)

Biotechnology - (3.3)%
Agios Pharmaceuticals, Inc. *	(598)	(19,375)
Alnylam Pharmaceuticals, Inc. *	(598)	(48,091)
Bluebird Bio, Inc. *	(1,199)	(110,092)
Exact Sciences Corp. *	(857)	(77,447)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - (3.3)% (continued)
Ionis Pharmaceuticals, Inc. *	(625)	$(37,444)
Ligand Pharmaceuticals, Inc. *	(465)	(46,286)
Neurocrine Biosciences, Inc. *	(250)	(22,527)
Sage Therapeutics, Inc. *	(695)	(97,502)

		(458,764)

Capital Markets - (0.4)%
Virtu Financial, Inc., Class A	(3,637)	(59,501)

Chemicals - (1.3)%
Albemarle Corp.	(1,353)	(94,061)
Chemours Co. (The)	(353)	(5,274)
Element Solutions, Inc. *	(590)	(6,006)
International Flavors & Fragrances, Inc.	(596)	(73,123)

		(178,464)

Commercial Services & Supplies - (0.6)%
Stericycle, Inc. *	(1,595)	(81,233)

Communications Equipment - (0.7)%
Lumentum Holdings, Inc. *	(1,316)	(70,485)
ViaSat, Inc. *	(457)	(34,421)

		(104,906)

Construction & Engineering - (0.2)%
Dycom Industries, Inc. *	(189)	(9,649)
Granite Construction, Inc.	(679)	(21,816)

		(31,465)

Electronic Equipment, Instruments & Components - (1.0)%
Cognex Corp.	(1,061)	(52,127)
IPG Photonics Corp. *	(381)	(51,663)
Littelfuse, Inc.	(174)	(30,852)

		(134,642)

Energy Equipment & Services - (2.0)%
Baker Hughes a GE Co.	(3,915)	(90,828)
Core Laboratories NV	(207)	(9,650)
National Oilwell Varco, Inc.	(777)	(16,472)
Transocean Ltd. *	(19,465)	(87,009)
Valaris plc	(15,081)	(72,540)

		(276,499)

Entertainment - (0.3)%
World Wrestling Entertainment, Inc., Class A	(558)	(39,702)

Equity Real Estate Investment Trusts (REITs) - (0.3)%
Colony Capital, Inc.	(4,700)	(28,294)
Macerich Co. (The)	(572)	(18,069)

		(46,363)

Food Products - (0.9)%
Conagra Brands, Inc.	(3,037)	(93,175)
Hain Celestial Group, Inc. (The) *	(658)	(14,131)
Kraft Heinz Co. (The)	(525)	(14,666)

		(121,972)

Health Care Equipment & Supplies - (0.9)%
Cantel Medical Corp.	(67)	(5,012)
DexCom, Inc. *	(112)	(16,715)

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - (0.9)% (continued)
Insulet Corp. *	(593)	$(97,803)
Penumbra, Inc. *	(24)	(3,228)

		(122,758)

Health Care Providers & Services - (0.9)%
Acadia Healthcare Co., Inc. *	(3,879)	(120,559)

Hotels, Restaurants & Leisure - (0.9)%
Papa John’s International, Inc.	(277)	(14,501)
Penn National Gaming, Inc. *	(3,535)	(65,840)
Scientific Games Corp. *	(2,175)	(44,261)

		(124,602)

Household Products - (0.3)%
Energizer Holdings, Inc.	(940)	(40,965)

Interactive Media & Services - (0.2)%
Zillow Group, Inc., Class C *	(1,054)	(31,430)

Internet & Direct Marketing Retail - (0.1)%
GrubHub, Inc. *	(317)	(17,819)

IT Services - (0.1)%
MongoDB, Inc. *	(139)	(16,747)

Leisure Products - (0.1)%
Mattel, Inc. *	(867)	(9,875)

Life Sciences Tools & Services - 0.0% (b)
Syneos Health, Inc. *	(122)	(6,492)

Machinery - (1.8)%
Wabtec Corp.	(2,575)	(185,039)
Welbilt, Inc. *	(3,817)	(64,355)

		(249,394)

Media - (0.1)%
Meredith Corp.	(536)	(19,650)

Metals & Mining - (1.1)%
Allegheny Technologies, Inc. *	(1,480)	(29,970)
Compass Minerals International, Inc.	(294)	(16,608)
Freeport-McMoRan, Inc.	(5,611)	(53,697)
Newmont Goldcorp Corp.	(140)	(5,309)
Royal Gold, Inc.	(280)	(34,499)
United States Steel Corp.	(1,250)	(14,437)

		(154,520)

Oil, Gas & Consumable Fuels - (4.0)%
Apache Corp.	(725)	(18,560)
Callon Petroleum Co. *	(9,087)	(39,438)
Cheniere Energy, Inc. *	(468)	(29,512)
Chesapeake Energy Corp. *	(3,390)	(4,780)
CNX Resources Corp. *	(2,259)	(16,400)
Concho Resources, Inc.	(694)	(47,123)
Equitrans Midstream Corp.	(3,217)	(46,807)
Hess Corp.	(1,064)	(64,351)
Matador Resources Co. *	(5,186)	(85,725)
Murphy Oil Corp.	(1,328)	(29,362)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (4.0)% (continued)
Noble Energy, Inc.	(2,994)	$(67,245)
Oasis Petroleum, Inc. *	(4,711)	(16,300)
Range Resources Corp.	(1,053)	(4,022)
Targa Resources Corp.	(2,361)	(94,841)

		(564,466)

Personal Products - (0.1)%
Coty, Inc., Class A	(879)	(9,238)

Pharmaceuticals - (0.7)%
Catalent, Inc. *	(867)	(41,321)
Nektar Therapeutics *	(2,816)	(51,294)
Perrigo Co. plc	(199)	(11,122)

		(103,737)

Road & Rail - (0.5)%
Knight-Swift Transportation Holdings, Inc.	(1,856)	(67,373)

Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc. *	(202)	(5,856)
Marvell Technology Group Ltd.	(2,934)	(73,262)
Microchip Technology, Inc.	(355)	(32,983)
MKS Instruments, Inc.	(48)	(4,430)
Universal Display Corp.	(78)	(13,096)

		(129,627)

Software - 0.0% (b)
Coupa Software, Inc. *	(47)	(6,090)

Specialty Retail - (0.6)%
Tiffany & Co.	(963)	(89,203)

Technology Hardware, Storage & Peripherals - (0.2)%
Dell Technologies, Inc., Class C *	(157)	(8,142)
Western Digital Corp.	(312)	(18,608)

		(26,750)

Textiles, Apparel & Luxury Goods - (0.2)%
Carter’s, Inc.	(91)	(8,300)
Under Armour, Inc., Class A *	(1,238)	(24,686)

		(32,986)

Thrifts & Mortgage Finance - (0.1)%
LendingTree, Inc. *	(38)	(11,796)

Trading Companies & Distributors - (0.2)%
Univar Solutions, Inc. *	(1,440)	(29,894)

TOTAL COMMON STOCKS (Proceeds $(4,573,397))		(4,027,669)

TOTAL SHORT POSITIONS (Proceeds $(4,573,397))		(4,027,669)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.0% (Cost $10,674,572)		13,808,015

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		283,863

NET ASSETS - 100.0%		$14,091,878

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,994,477	14.2%
Consumer Discretionary	1,622,161	11.5
Consumer Staples	807,184	5.7
Energy	(225,896)	(1.6)
Exchange Traded Funds	480,174	3.4
Financials	1,494,239	10.6
Health Care	1,794,225	12.7
Industrials	1,652,390	11.7
Information Technology	3,664,200	26.0
Materials	(54,811)	(0.4)
Real Estate	5,137	0.1
Utilities	427,749	3.1
Short-Term Investments	146,786	1.0

Total Investments In Securities At Value	13,808,015	98.0
Other Assets in Excess of Liabilities	283,863	2.0

Net Assets	$14,091,878	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,441,740.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2019.

All securities are Level 1 with respect to ASC 820 (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 123.0%
COMMON STOCKS - 118.9%

Aerospace & Defense - 2.8%
AAR Corp.	153	$6,305
Astronics Corp. *	275	8,080
Ducommun, Inc. *	181	7,674
Moog, Inc., Class A (a)	159	12,898
Vectrus, Inc. *	708	28,780
Wesco Aircraft Holdings, Inc. *	62	683

		64,420

Air Freight & Logistics - 0.4%
Hub Group, Inc., Class A *	190	8,835

Airlines - 0.3%
Allegiant Travel Co.	14	2,095
SkyWest, Inc.	80	4,592

		6,687

Auto Components - 0.7%
Cooper-Standard Holdings, Inc. *	51	2,085
Dana, Inc.	596	8,606
Stoneridge, Inc. *	148	4,584

		15,275

Banks - 4.5%
1st Source Corp.	18	823
Atlantic Capital Bancshares, Inc. *	261	4,526
BancFirst Corp.	51	2,826
Bancorp, Inc. (The) *	1,772	17,543
Bank of NT Butterfield & Son Ltd. (The)	59	1,749
Cadence BanCorp	168	2,947
Customers Bancorp, Inc. *	231	4,791
First Bancorp/PR	860	8,583
First Merchants Corp.	13	489
Great Southern Bancorp, Inc.	168	9,567
Great Western Bancorp, Inc.	18	594
Hanmi Financial Corp.	180	3,380
Hilltop Holdings, Inc. (a)	854	20,402
IBERIABANK Corp.	37	2,795
International Bancshares Corp.	282	10,891
LegacyTexas Financial Group, Inc.	56	2,438
OFG Bancorp	381	8,344

		102,688

Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A *	3	1,092
National Beverage Corp.	140	6,211

		7,303

Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. *	143	5,147
Acorda Therapeutics, Inc. *	99	284
Aduro Biotech, Inc. *	2,538	2,690
Affimed NV (Germany) *	1,352	3,975
Alder Biopharmaceuticals, Inc. *	79	1,490
Amicus Therapeutics, Inc. *	215	1,724
Arena Pharmaceuticals, Inc. *	79	3,616
BioSpecifics Technologies Corp. *	87	4,656
CareDx, Inc. *	286	6,467

INVESTMENTS	SHARES	VALUE
Biotechnology - 6.0% (continued)
Catalyst Pharmaceuticals, Inc. *	653	$3,468
Chimerix, Inc. *	233	548
CytomX Therapeutics, Inc. *	88	650
Eagle Pharmaceuticals, Inc. *	55	3,111
Emergent BioSolutions, Inc. *(a)	282	14,743
Enanta Pharmaceuticals, Inc. *(a)	181	10,875
Epizyme, Inc. *	33	340
FibroGen, Inc. *	60	2,219
Genomic Health, Inc. *(a)	31	2,102
Halozyme Therapeutics, Inc. *	187	2,900
ImmunoGen, Inc. *	135	327
Insmed, Inc. *	120	2,117
Intercept Pharmaceuticals, Inc. *	33	2,190
Invitae Corp. *	19	366
Ironwood Pharmaceuticals, Inc. *	262	2,249
Myriad Genetics, Inc. *(a)	372	10,650
Natera, Inc. *	206	6,757
PDL BioPharma, Inc. *	1,337	2,888
Portola Pharmaceuticals, Inc. *	71	1,904
PTC Therapeutics, Inc. *	121	4,092
REGENXBIO, Inc. *	230	8,188
Repligen Corp. *	67	5,138
Sangamo Therapeutics, Inc. *	144	1,303
Seres Therapeutics, Inc. *	215	862
Spark Therapeutics, Inc. *	36	3,491
Veracyte, Inc. *(a)	275	6,600
Vericel Corp. *	414	6,268
Voyager Therapeutics, Inc. *	40	688

		137,083

Building Products - 2.5%
Builders FirstSource, Inc. *(a)	1,863	38,331
CSW Industrials, Inc. (a)	238	16,429
JELD-WEN Holding, Inc. *	169	3,260

		58,020

Capital Markets - 1.2%
Blucora, Inc. *	51	1,104
Brightsphere Investment Group, Inc.	118	1,169
Federated Investors, Inc., Class B	167	5,413
Oppenheimer Holdings, Inc., Class A	407	12,234
Virtus Investment Partners, Inc.	7	774
Waddell & Reed Financial, Inc., Class A	152	2,611
Westwood Holdings Group, Inc.	179	4,953

		28,258

Chemicals - 1.4%
AdvanSix, Inc. *	204	5,247
FutureFuel Corp.	252	3,009
Ingevity Corp. *	31	2,630
Kraton Corp. *	45	1,453
OMNOVA Solutions, Inc. *	47	473
PolyOne Corp.	248	8,097
Rayonier Advanced Materials, Inc.	52	225
Stepan Co.	7	680
Trinseo SA (a)	260	11,167

		32,981

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 5.2%
Advanced Disposal Services, Inc. *	79	$2,573
Brady Corp., Class A	73	3,873
Ennis, Inc.	218	4,406
Heritage-Crystal Clean, Inc. *	195	5,167
Herman Miller, Inc.	208	9,587
HNI Corp.	71	2,520
Kimball International, Inc., Class B	1,067	20,593
Knoll, Inc.	31	786
LSC Communications, Inc.	7,613	10,506
McGrath RentCorp (a)	274	19,068
Pitney Bowes, Inc.	358	1,636
SP Plus Corp. *	253	9,361
Steelcase, Inc., Class A	663	12,199
Tetra Tech, Inc.	141	12,233
UniFirst Corp.	27	5,268

		119,776

Communications Equipment - 1.4%
Acacia Communications, Inc. *(a)	43	2,812
ADTRAN, Inc.	547	6,206
Digi International, Inc. *	798	10,869
Extreme Networks, Inc. *	1,621	11,793

		31,680

Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	115	5,087
EMCOR Group, Inc. (a)	170	14,640
Great Lakes Dredge & Dock Corp. *	1,516	15,842
MYR Group, Inc. *	13	407
Sterling Construction Co., Inc. *	322	4,234

		40,210

Consumer Finance - 1.0%
Enova International, Inc. *	354	7,345
FirstCash, Inc.	49	4,492
Green Dot Corp., Class A *	68	1,717
LendingClub Corp. *	90	1,177
Regional Management Corp. *	277	7,800
World Acceptance Corp. *	5	638

		23,169

Diversified Consumer Services - 2.2%
American Public Education, Inc. *	521	11,639
Career Education Corp. *(a)	800	12,712
K12, Inc. *(a)	693	18,295
Regis Corp. *	258	5,217
WW International, Inc. *	79	2,988

		50,851

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	77	2,115

Diversified Telecommunication Services - 0.7%
ATN International, Inc.	101	5,895
Consolidated Communications Holdings, Inc.	304	1,447
Frontier Communications Corp. *	204	177
Vonage Holdings Corp. *	798	9,018

		16,537

INVESTMENTS	SHARES	VALUE
Electric Utilities - 1.6%
ALLETE, Inc.	46	$4,021
El Paso Electric Co.	19	1,274
Genie Energy Ltd., Class B	1,126	8,400
PNM Resources, Inc.	162	8,437
Portland General Electric Co. (a)	280	15,784

		37,916

Electrical Equipment - 2.2%
American Superconductor Corp. *	448	3,512
Atkore International Group, Inc. *(a)	1,266	38,423
Encore Wire Corp.	150	8,442

		50,377

Electronic Equipment, Instruments & Components - 4.2%
Anixter International, Inc. *	191	13,202
Coda Octopus Group, Inc. *	203	1,667
ePlus, Inc. *(a)	187	14,229
Fabrinet (Thailand) *	103	5,387
II-VI, Inc. *	30	1,056
Insight Enterprises, Inc. *(a)	365	20,327
Methode Electronics, Inc.	8	269
PC Connection, Inc.	167	6,496
ScanSource, Inc. *	84	2,566
Tech Data Corp. *	102	10,633
Vishay Intertechnology, Inc. (a)	973	16,473
Vishay Precision Group, Inc. *	107	3,503

		95,808

Energy Equipment & Services - 1.2%
Forum Energy Technologies, Inc. *	2,494	3,866
FTS International, Inc. *	1,705	3,819
Keane Group, Inc. *	1,345	8,151
Mammoth Energy Services, Inc.	204	506
Matrix Service Co. *	327	5,605
ProPetro Holding Corp. *	493	4,481
Superior Energy Services, Inc. *	15,922	2,070

		28,498

Entertainment - 0.4%
Eros International plc (India) *	776	1,482
Glu Mobile, Inc. *	1,574	7,854

		9,336

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexander’s, Inc.	3	1,045
Ashford Hospitality Trust, Inc.	1,345	4,452
Braemar Hotels & Resorts, Inc.	1,365	12,817
Cedar Realty Trust, Inc.	2,246	6,738
CoreCivic, Inc.	175	3,024
CorePoint Lodging, Inc.	63	637
Franklin Street Properties Corp.	593	5,017
GEO Group, Inc. (The)	115	1,994
Getty Realty Corp.	183	5,867
Industrial Logistics Properties Trust	66	1,403
Kite Realty Group Trust	180	2,907
Mack-Cali Realty Corp.	98	2,123
RPT Realty	136	1,843
Xenia Hotels & Resorts, Inc.	337	7,117

		56,984

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 1.2%
BJ’s Wholesale Club Holdings, Inc. *	140	$3,622
Ingles Markets, Inc., Class A	227	8,821
Natural Grocers by Vitamin Cottage, Inc. *	88	879
Performance Food Group Co. *	79	3,635
SpartanNash Co.	589	6,968
Weis Markets, Inc.	90	3,432

		27,357

Food Products - 0.7%
Darling Ingredients, Inc. *	507	9,699
John B Sanfilippo & Son, Inc.	33	3,188
Sanderson Farms, Inc.	16	2,421

		15,308

Health Care Equipment & Supplies - 4.8%
AngioDynamics, Inc. *	116	2,137
Cardiovascular Systems, Inc. *	214	10,169
Conformis, Inc. *	3,456	6,428
GenMark Diagnostics, Inc. *	655	3,969
Globus Medical, Inc., Class A *(a)	205	10,480
Haemonetics Corp. *(a)	157	19,804
Inogen, Inc. *	23	1,102
Integer Holdings Corp. *	129	9,747
iRadimed Corp. *	48	1,009
Lantheus Holdings, Inc. *	502	12,583
LeMaitre Vascular, Inc.	78	2,666
Meridian Bioscience, Inc.	59	560
NuVasive, Inc. *	51	3,233
OraSure Technologies, Inc. *	573	4,280
Orthofix Medical, Inc. *	17	901
Surmodics, Inc. *	230	10,520
Tandem Diabetes Care, Inc. *(a)	88	5,190
Utah Medical Products, Inc.	54	5,176

		109,954

Health Care Providers & Services - 2.9%
Amedisys, Inc. *(a)	101	13,232
CorVel Corp. *(a)	294	22,256
Cross Country Healthcare, Inc. *	562	5,789
Ensign Group, Inc. (The)	117	5,549
HealthEquity, Inc. *(a)	80	4,572
Magellan Health, Inc. *	141	8,756
Providence Service Corp. (The) *	18	1,070
Tenet Healthcare Corp. *	132	2,920
Triple-S Management Corp., Class B *	151	2,023

		66,167

Health Care Technology - 2.7%
Allscripts Healthcare Solutions, Inc. *	104	1,142
Castlight Health, Inc., Class B *	5,034	7,098
HealthStream, Inc. *	571	14,783
HMS Holdings Corp. *(a)	457	15,751
NextGen Healthcare, Inc. *(a)	869	13,617
Omnicell, Inc. *	135	9,756

		62,147

Hotels, Restaurants & Leisure - 2.2%
BJ’s Restaurants, Inc.	207	8,040
Bloomin’ Brands, Inc. (a)	683	12,929

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.2% (continued)
Boyd Gaming Corp.	256	$6,131
Cheesecake Factory, Inc. (The)	8	334
Eldorado Resorts, Inc. *	74	2,950
Everi Holdings, Inc. *	197	1,667
International Speedway Corp., Class A	118	5,311
Ruth’s Hospitality Group, Inc.	571	11,657
Texas Roadhouse, Inc.	30	1,576

		50,595

Household Durables - 5.8%
Beazer Homes USA, Inc. *	1,161	17,299
Cavco Industries, Inc. *(a)	65	12,486
Hooker Furniture Corp.	148	3,173
Installed Building Products, Inc. *(a)	320	18,349
KB Home	430	14,620
La-Z-Boy, Inc.	69	2,318
M/I Homes, Inc. *(a)	398	14,985
Meritage Homes Corp. *	134	9,427
Taylor Morrison Home Corp. *	395	10,246
Tupperware Brands Corp.	1,075	17,060
Universal Electronics, Inc. *	255	12,979

		132,942

Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc., Class C	282	5,146
TerraForm Power, Inc., Class A	305	5,559

		10,705

Insurance - 4.3%
Argo Group International Holdings Ltd.	187	13,135
CNO Financial Group, Inc.	252	3,989
eHealth, Inc. *	26	1,737
Employers Holdings, Inc. (a)	530	23,097
Enstar Group Ltd. *	12	2,279
Genworth Financial, Inc., Class A *	530	2,332
Kinsale Capital Group, Inc.	22	2,273
Maiden Holdings Ltd. *	4,799	3,599
National General Holdings Corp. (a)	425	9,783
National Western Life Group, Inc., Class A	29	7,783
Safety Insurance Group, Inc.	101	10,234
Stewart Information Services Corp.	26	1,009
Third Point Reinsurance Ltd. *	787	7,862
Universal Insurance Holdings, Inc.	332	9,957

		99,069

Interactive Media & Services - 0.3%
Liberty TripAdvisor Holdings, Inc., Class A *	175	1,647
QuinStreet, Inc. *	39	491
Travelzoo *	145	1,550
Yelp, Inc. *	88	3,058

		6,746

Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A *	877	12,975

IT Services - 2.4%
Cardtronics plc, Class A *	54	1,633
EVERTEC, Inc.	603	18,826
Hackett Group, Inc. (The)	202	3,325

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

IT Services - 2.4% (continued)
KBR, Inc. (a)	136	$3,337
Limelight Networks, Inc. *	1,909	5,784
MAXIMUS, Inc.	133	10,275
NIC, Inc.	38	785
Perficient, Inc. *	43	1,659
Perspecta, Inc.	220	5,746
Sykes Enterprises, Inc. *	37	1,134
Unisys Corp. *	402	2,987

		55,491

Leisure Products - 0.6%
Johnson Outdoors, Inc., Class A	139	8,140
MasterCraft Boat Holdings, Inc. *	440	6,567

		14,707

Life Sciences Tools & Services - 1.2%
Cambrex Corp. *	39	2,320
Fluidigm Corp. *	1,336	6,186
Medpace Holdings, Inc. *(a)	221	18,573
Pacific Biosciences of California, Inc. *	146	753

		27,832

Machinery - 3.6%
CIRCOR International, Inc. *	22	826
Columbus McKinnon Corp.	80	2,914
Commercial Vehicle Group, Inc. *	1,289	9,294
EnPro Industries, Inc.	63	4,325
Franklin Electric Co., Inc. (a)	217	10,375
Gorman-Rupp Co. (The)	122	4,244
Harsco Corp. *(a)	432	8,191
Hillenbrand, Inc.	41	1,266
Kennametal, Inc. (a)	404	12,419
Lydall, Inc. *	123	3,064
Meritor, Inc. *	202	3,737
Milacron Holdings Corp. *	80	1,333
Mueller Water Products, Inc., Class A	305	3,428
Standex International Corp.	35	2,553
TriMas Corp. *(a)	417	12,781
Wabash National Corp.	172	2,496

		83,246

Marine - 0.3%
Scorpio Bulkers, Inc.	1,249	7,594

Media - 0.9%
EW Scripps Co. (The), Class A	378	5,020
Fluent, Inc. *	2,330	6,373
Gray Television, Inc. *	273	4,455
National CineMedia, Inc.	110	902
Tribune Publishing Co.	390	3,346

		20,096

Metals & Mining - 3.6%
Carpenter Technology Corp.	45	2,325
Commercial Metals Co.	438	7,612
Gold Resource Corp.	618	1,885
Materion Corp. (a)	259	15,892
Olympic Steel, Inc.	80	1,152
Ryerson Holding Corp. *	2,254	19,227

INVESTMENTS	SHARES	VALUE
Metals & Mining - 3.6% (continued)
Schnitzer Steel Industries, Inc., Class A	364	$7,520
SunCoke Energy, Inc. *	255	1,438
Warrior Met Coal, Inc.	1,315	25,669

		82,720

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate Finance, Inc.	181	3,470
Blackstone Mortgage Trust, Inc., Class A	152	5,449
Invesco Mortgage Capital, Inc.	139	2,128

		11,047

Multiline Retail - 0.2%
Big Lots, Inc.	221	5,415

Multi-Utilities - 0.2%
Avista Corp.	79	3,827

Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. *	8,906	4,520
Amplify Energy Corp.	291	1,796
Arch Coal, Inc., Class A (a)	154	11,427
CONSOL Energy, Inc. *	107	1,672
CVR Energy, Inc. (a)	404	17,788
Delek US Holdings, Inc.	89	3,231
Laredo Petroleum, Inc. *	1,319	3,179
Montage Resources Corp. *	322	1,217
Nordic American Tankers Ltd.	1,126	2,432
Northern Oil and Gas, Inc. *	2,466	4,833
Peabody Energy Corp.	49	721
SandRidge Energy, Inc. *	804	3,779
SemGroup Corp., Class A	86	1,405
Teekay Tankers Ltd., Class A *	7,287	9,473
W&T Offshore, Inc. *	2,601	11,366
World Fuel Services Corp.	176	7,030

		85,869

Paper & Forest Products - 0.4%
Boise Cascade Co.	162	5,280
Verso Corp., Class A *	235	2,909

		8,189

Personal Products - 1.0%
elf Beauty, Inc. *	53	928
Medifast, Inc. (a)	102	10,570
USANA Health Sciences, Inc. *(a)	171	11,695

		23,193

Pharmaceuticals - 1.6%
Akorn, Inc. *	542	2,060
Assertio Therapeutics, Inc. *	6,998	8,957
Corcept Therapeutics, Inc. *	272	3,845
Endo International plc *	1,139	3,656
Innoviva, Inc. *	239	2,519
Lannett Co., Inc. *	42	470
Mallinckrodt plc *	245	590
Pacira BioSciences, Inc. *	159	6,053
Phibro Animal Health Corp., Class A	329	7,018
Supernus Pharmaceuticals, Inc. *	26	715

		35,883

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 5.8%
Barrett Business Services, Inc.	221	$19,629
BG Staffing, Inc.	173	3,306
CRA International, Inc.	142	5,960
Heidrick & Struggles International, Inc.	457	12,476
Insperity, Inc. (a)	294	28,994
Kelly Services, Inc., Class A	115	2,786
Kforce, Inc.	1,078	40,786
Resources Connection, Inc.	117	1,988
TrueBlue, Inc. *	801	16,901

		132,826

Real Estate Management & Development - 0.1%
Cushman & Wakefield plc *	117	2,168

Road & Rail - 1.1%
ArcBest Corp.	194	5,908
Avis Budget Group, Inc. *	24	678
Covenant Transportation Group, Inc., Class A *	371	6,099
Universal Logistics Holdings, Inc.	550	12,804

		25,489

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Energy Industries, Inc. *	102	5,856
Amkor Technology, Inc. *	1,306	11,885
Axcelis Technologies, Inc. *	221	3,777
AXT, Inc. *	621	2,211
Cabot Microelectronics Corp.	68	9,602
CEVA, Inc. *	44	1,314
Cirrus Logic, Inc. *	94	5,036
Enphase Energy, Inc. *	440	9,781
FormFactor, Inc. *	110	2,051
Lattice Semiconductor Corp. *(a)	1,006	18,395
Nanometrics, Inc. *	291	9,492
NeoPhotonics Corp. *	1,462	8,904
Photronics, Inc. *	549	5,973
Rudolph Technologies, Inc. *	40	1,054
Semtech Corp. *	194	9,430
SMART Global Holdings, Inc. *	384	9,784
SunPower Corp. *(a)	1,046	11,475
Synaptics, Inc. *	40	1,598

		127,618

Software - 5.3%
A10 Networks, Inc. *	780	5,413
Agilysys, Inc. *	80	2,049
Avaya Holdings Corp. *	91	931
Bottomline Technologies DE, Inc. *	63	2,479
Box, Inc., Class A *	416	6,889
ChannelAdvisor Corp. *	539	5,029
Cision Ltd. *	443	3,406
CommVault Systems, Inc. *	77	3,443
eGain Corp. *	1,584	12,680
Five9, Inc. *	8	430
j2 Global, Inc.	66	5,994
MicroStrategy, Inc., Class A *	84	12,463
Mitek Systems, Inc. *	36	347
MobileIron, Inc. *	1,045	6,839
OneSpan, Inc. *	336	4,872
Progress Software Corp. (a)	228	8,678

INVESTMENTS	SHARES	VALUE
Software - 5.3% (continued)
Qualys, Inc. *	119	$8,993
SPS Commerce, Inc. *(a)	290	13,650
Verint Systems, Inc. *(a)	274	11,722
Zix Corp. *	795	5,756

		122,063

Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	132	2,141
America’s Car-Mart, Inc. *	16	1,467
Asbury Automotive Group, Inc. *	43	4,400
Bed Bath & Beyond, Inc.	299	3,181
Boot Barn Holdings, Inc. *	91	3,176
Cato Corp. (The), Class A	462	8,136
Citi Trends, Inc.	369	6,753
Genesco, Inc. *	152	6,083
Hibbett Sports, Inc. *	24	550
Office Depot, Inc.	2,175	3,817
Shoe Carnival, Inc.	48	1,556
Signet Jewelers Ltd.	190	3,184
Sleep Number Corp. *(a)	319	13,181
Sonic Automotive, Inc., Class A	221	6,942
Tilly’s, Inc., Class A	640	6,042
Zumiez, Inc. *	27	855

		71,464

Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. *	1,520	9,409
Diebold Nixdorf, Inc. *	537	6,014

		15,423

Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. *(a)	293	8,134
Deckers Outdoor Corp. *(a)	169	24,904
Movado Group, Inc.	99	2,461
Vera Bradley, Inc. *	1,080	10,908

		46,407

Thrifts & Mortgage Finance - 1.4%
Dime Community Bancshares, Inc.	129	2,762
Essent Group Ltd.	77	3,671
Federal Agricultural Mortgage Corp., Class C	14	1,143
First Defiance Financial Corp.	230	6,662
Radian Group, Inc. (a)	741	16,924

		31,162

Tobacco - 0.1%
Pyxus International, Inc. *	152	1,988

Trading Companies & Distributors - 2.8%
BMC Stock Holdings, Inc. *(a)	515	13,483
DXP Enterprises, Inc. *	35	1,215
Foundation Building Materials, Inc. *	56	868
GMS, Inc. *(a)	819	23,522
Herc Holdings, Inc. *	22	1,023
Rush Enterprises, Inc., Class A	231	8,912
Systemax, Inc.	397	8,738
Titan Machinery, Inc. *	148	2,122
Veritiv Corp. *	239	4,321

		64,204

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Water Utilities - 0.1%
SJW Group	45	$3,073

TOTAL COMMON STOCKS (Cost $2,619,604)		2,727,766

EXCHANGE TRADED FUNDS - 0.9%
iShares Russell 2000 ETF (Cost $21,130)	137	20,733

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Chemicals - 0.0% (b)
Schulman, Inc., CVR (3)*(c) (Cost $84)	44	19

	SHARES
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment Fund, 2.01% (d)
(Cost $72,448)	72,442	72,449

TOTAL LONG POSITIONS (Cost $2,713,266)		2,820,967

SHORT POSITIONS - (27.0)%
COMMON STOCKS - (27.0)%

Aerospace & Defense - (0.3)%
Axon Enterprise, Inc. *	(79)	(4,486)
Kratos Defense & Security Solutions, Inc. *	(128)	(2,380)

		(6,866)

Air Freight & Logistics - (0.3)%
Air Transport Services Group, Inc. *	(304)	(6,390)

Auto Components - (1.1)%
Dorman Products, Inc. *	(12)	(955)
Motorcar Parts of America, Inc. *	(1,377)	(23,271)

		(24,226)

Beverages - (0.5)%
Primo Water Corp. *	(1,009)	(12,391)

Biotechnology - (1.0)%
Assembly Biosciences, Inc. *	(122)	(1,199)
Flexion Therapeutics, Inc. *	(193)	(2,645)
Immunomedics, Inc. *	(50)	(663)
Karyopharm Therapeutics, Inc. *	(265)	(2,549)
Krystal Biotech, Inc. *	(28)	(972)
Medicines Co. (The) *	(257)	(12,850)
OPKO Health, Inc. *	(704)	(1,472)
Protagonist Therapeutics, Inc. *	(90)	(1,081)

		(23,431)

Building Products - (1.6)%
AAON, Inc.	(462)	(21,224)
American Woodmark Corp. *	(85)	(7,558)
Cornerstone Building Brands, Inc. *	(1,201)	(7,266)

		(36,048)

INVESTMENTS	SHARES	VALUE
Capital Markets - (0.1)%
Greenhill & Co., Inc.	(72)	$(945)
WisdomTree Investments, Inc.	(244)	(1,275)

		(2,220)

Chemicals - (0.6)%
Flotek Industries, Inc. *	(3,167)	(6,967)
Tronox Holdings plc, Class A	(752)	(6,242)

		(13,209)

Commercial Services & Supplies - (0.6)%
Cimpress NV (Netherlands) *	(45)	(5,933)
Team, Inc. *	(412)	(7,436)

		(13,369)

Communications Equipment - (1.0)%
Harmonic, Inc. *	(955)	(6,284)
Infinera Corp. *	(3,185)	(17,358)

		(23,642)

Construction & Engineering - (0.4)%
Argan, Inc.	(97)	(3,811)
NV5 Global, Inc. *	(5)	(341)
WillScot Corp. *	(332)	(5,173)

		(9,325)

Electrical Equipment - (0.4)%
TPI Composites, Inc. *	(419)	(7,856)
Vivint Solar, Inc. *	(141)	(922)

		(8,778)

Electronic Equipment, Instruments & Components - (0.7)%
nLight, Inc. *	(454)	(7,110)
PAR Technology Corp. *	(359)	(8,533)

		(15,643)

Energy Equipment & Services - (1.8)%
Diamond Offshore Drilling, Inc. *	(1,676)	(9,319)
Dril-Quip, Inc. *	(154)	(7,728)
Frank’s International NV *	(307)	(1,458)
KLX Energy Services Holdings, Inc. *	(351)	(3,034)
McDermott International, Inc. *	(4,665)	(9,423)
Noble Corp. plc *	(4,809)	(6,108)
Oceaneering International, Inc. *	(24)	(325)
Oil States International, Inc. *	(276)	(3,671)
US Silica Holdings, Inc.	(145)	(1,386)

		(42,452)

Entertainment - (0.1)%
Liberty Media Corp.-Liberty Braves, Class C *	(105)	(2,914)

Health Care Equipment & Supplies - (0.4)%
CryoPort, Inc. *	(189)	(3,091)
IntriCon Corp. *	(96)	(1,866)
Sientra, Inc. *	(97)	(629)
ViewRay, Inc. *	(903)	(2,619)

		(8,205)

Health Care Providers & Services - (0.5)%
American Renal Associates Holdings, Inc. *	(176)	(1,113)
Diplomat Pharmacy, Inc. *	(701)	(3,435)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - (0.5)% (continued)
PetIQ, Inc. *	(235)	$(6,406)
R1 RCM, Inc. *	(99)	(884)
Tivity Health, Inc. *	(51)	(848)

		(12,686)

Health Care Technology - (0.8)%
Inovalon Holdings, Inc., Class A *	(233)	(3,819)
Tabula Rasa HealthCare, Inc. *	(161)	(8,845)
Vocera Communications, Inc. *	(205)	(5,053)

		(17,717)

Household Durables - (0.3)%
LGI Homes, Inc. *	(90)	(7,499)

Insurance - 0.0% (b)
MBIA, Inc. *	(139)	(1,283)

IT Services - (0.6)%
USA Technologies, Inc. *	(804)	(5,893)
Verra Mobility Corp. *	(534)	(7,663)

		(13,556)

Leisure Products - (0.4)%
Vista Outdoor, Inc. *	(1,422)	(8,802)

Machinery - (1.7)%
Energy Recovery, Inc. *	(345)	(3,196)
Evoqua Water Technologies Corp. *	(730)	(12,425)
Helios Technologies, Inc.	(128)	(5,193)
Lindsay Corp.	(141)	(13,092)
NN, Inc.	(408)	(2,909)
REV Group, Inc.	(164)	(1,874)

		(38,689)

Media - (0.6)%
Cardlytics, Inc. *	(396)	(13,274)
Entercom Communications Corp., Class A	(276)	(922)

		(14,196)

Metals & Mining - (2.0)%
Century Aluminum Co. *	(1,486)	(9,860)
Hecla Mining Co.	(17,648)	(31,060)
Novagold Resources, Inc. (Canada) *	(685)	(4,158)

		(45,078)

Oil, Gas & Consumable Fuels - (2.6)%
Altus Midstream Co., Class A *	(2,603)	(7,367)
Callon Petroleum Co. *	(1,107)	(4,804)
Carrizo Oil & Gas, Inc. *	(101)	(867)
Chaparral Energy, Inc., Class A *	(2,660)	(3,564)
CNX Resources Corp. *	(490)	(3,557)
Golar LNG Ltd.	(399)	(5,183)
HighPoint Resources Corp. *	(3,241)	(5,153)
International Seaways, Inc. *	(168)	(3,236)
Jagged Peak Energy, Inc. *	(950)	(6,897)
Magnolia Oil & Gas Corp., Class A *	(765)	(8,492)
Matador Resources Co. *	(403)	(6,662)
Oasis Petroleum, Inc. *	(187)	(647)
Roan Resources, Inc. *	(470)	(578)
Southwestern Energy Co. *	(699)	(1,349)

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (2.6)% (continued)
Unit Corp. *	(543)	$(1,835)

		(60,191)

Paper & Forest Products - (0.2)%
Clearwater Paper Corp. *	(270)	(5,702)

Pharmaceuticals - (1.7)%
Aclaris Therapeutics, Inc. *	(414)	(447)
Aerie Pharmaceuticals, Inc. *	(112)	(2,153)
Marinus Pharmaceuticals, Inc. *	(1,779)	(2,740)
Optinose, Inc. *	(1,275)	(8,925)
Revance Therapeutics, Inc. *	(823)	(10,699)
WaVe Life Sciences Ltd. *	(146)	(2,997)
Xeris Pharmaceuticals, Inc. *	(1,006)	(9,889)
Zogenix, Inc. *	(10)	(400)

		(38,250)

Professional Services - (1.1)%
Willdan Group, Inc. *	(706)	(24,767)

Semiconductors & Semiconductor Equipment - (0.6)%
Adesto Technologies Corp. *	(514)	(4,400)
Brooks Automation, Inc.	(113)	(4,184)
Inphi Corp. *	(43)	(2,625)
MaxLinear, Inc. *	(80)	(1,791)

		(13,000)

Technology Hardware, Storage & Peripherals - (0.1)%
3D Systems Corp. *	(175)	(1,426)

Thrifts & Mortgage Finance - (1.0)%
Meta Financial Group, Inc.	(699)	(22,794)

Trading Companies & Distributors - (1.9)%
Beacon Roofing Supply, Inc. *	(205)	(6,874)
BlueLinx Holdings, Inc. *	(917)	(29,647)
CAI International, Inc. *	(117)	(2,547)
SiteOne Landscape Supply, Inc. *	(64)	(4,737)

		(43,805)

TOTAL COMMON STOCKS (Proceeds $(723,234))		(618,550)

TOTAL SHORT POSITIONS (Proceeds $(723,234))		(618,550)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.0% (Cost $1,990,032)		2,202,417

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		90,824

NET ASSETS - 100.0%		$2,293,241

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$35,605	1.6%
Consumer Discretionary	360,102	15.7
Consumer Staples	62,759	2.7
Energy	11,723	0.5
Exchange Traded Funds	20,733	0.9
Financials	271,212	11.8
Health Care	338,778	14.8
Industrials	473,648	20.7
Information Technology	380,816	16.6
Materials	59,919	2.6
Real Estate	59,152	2.6
Utilities	55,521	2.3
Short-Term Investments	72,449	3.2

Total Investments In Securities At Value	2,202,417	96.0
Other Assets in Excess of Liabilities	90,824	4.0

Net Assets	$2,293,241	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $685,930.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $19, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of September 30, 2019.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 127.0%
COMMON STOCKS - 126.4%

Australia - 13.7%
AGL Energy Ltd.	748	$9,677
AMP Ltd.	5,587	6,891
Ansell Ltd.	1,071	19,826
Aurizon Holdings Ltd.	33,221	132,430
Australia & New Zealand Banking Group Ltd.	6,442	123,749
BHP Group Ltd.	5,327	131,633
BHP Group plc	18,419	393,417
BlueScope Steel Ltd.	18,780	152,538
Brambles Ltd.	6,763	52,082
Caltex Australia Ltd.	1,507	26,777
CIMIC Group Ltd.	6,523	138,601
Cochlear Ltd.	190	26,738
Coles Group Ltd.	15,937	165,689
Commonwealth Bank of Australia	368	20,074
Dexus, REIT	6,472	52,130
Fortescue Metals Group Ltd.	22,264	132,520
Goodman Group, REIT	5,489	52,540
GPT Group (The), REIT	5,521	22,959
Iluka Resources Ltd.	30,458	164,509
Mirvac Group, REIT	12,917	26,685
Newcrest Mining Ltd.	4,347	100,310
Qantas Airways Ltd.	41,387	175,881
QBE Insurance Group Ltd.	11,296	95,817
Rio Tinto Ltd.	994	62,259
Rio Tinto plc	7,191	373,807
Santos Ltd.	10,192	53,143
Scentre Group, REIT	20,611	54,682
South32 Ltd.	225,804	398,249
Telstra Corp. Ltd.	21,801	51,678
TPG Telecom Ltd.	107	502
Vicinity Centres, REIT	11,572	20,077
Vocus Group Ltd. *	4,156	9,771
Woodside Petroleum Ltd.	1,088	23,770

		3,271,411

Austria - 0.1%
ams AG *	701	31,280

Belgium - 0.8%
Ageas	1,579	87,532
bpost SA	3,191	33,440
KBC Group NV	673	43,712
UCB SA	396	28,731

		193,415

China - 0.9%
Yangzijiang Shipbuilding Holdings Ltd.	299,200	208,035

Denmark - 3.8%
Carlsberg A/S, Class B	174	25,713
Danske Bank A/S	1,509	20,994
GN Store Nord A/S (a)	5,738	232,598
H Lundbeck A/S (a)	5,888	195,203
Jyske Bank A/S (Registered) *	265	8,557
Novo Nordisk A/S, Class B (a)	4,013	207,377
Pandora A/S	4,253	170,676

INVESTMENTS	SHARES	VALUE

Denmark - 3.8% (continued)
Rockwool International A/S, Class B	316	$63,184

		924,302

Finland - 1.7%
Fortum OYJ	366	8,651
Kone OYJ, Class B	306	17,415
Neste OYJ (a)	219	7,246
Nokia OYJ (a)	54,146	273,453
Orion OYJ, Class B	1,966	73,259
Sampo OYJ, Class A	959	38,103

		418,127

France - 13.1%
Air France-KLM *	2,057	21,524
Atos SE (a)	2,579	181,534
AXA SA (a)	9,828	250,946
BioMerieux	101	8,353
BNP Paribas SA	1,920	93,344
Bureau Veritas SA	1,797	43,253
Capgemini SE	1,509	177,686
Cie de Saint-Gobain	212	8,309
CNP Assurances	2,489	48,099
Credit Agricole SA	2,531	30,635
Danone SA	101	8,896
Dassault Aviation SA	9	12,730
Dassault Systemes SE	902	128,496
Electricite de France SA	16,280	182,116
Engie SA	5,052	82,460
Eutelsat Communications SA	512	9,524
Faurecia SE	250	11,852
Ingenico Group SA	259	25,244
Kering SA (a)	367	187,018
Klepierre SA, REIT	785	26,659
L’Oreal SA	234	65,442
LVMH Moet Hennessy Louis Vuitton SE	182	72,210
Pernod Ricard SA	45	8,009
Peugeot SA (a)	16,565	413,441
Publicis Groupe SA	338	16,631
Renault SA	291	16,701
Safran SA	262	41,252
Sanofi (a)	2,678	248,071
Sartorius Stedim Biotech	415	58,047
Schneider Electric SE	1,347	117,785
Societe BIC SA	120	8,056
Societe Generale SA	1,693	46,375
Sopra Steria Group	205	25,530
SPIE SA	1,225	24,512
TOTAL SA (a)	6,197	322,658
Unibail-Rodamco-Westfield, REIT	568	82,803
Vinci SA	488	52,567

		3,158,768

Germany - 12.4%
adidas AG (a)	245	76,261
Allianz SE (Registered) (a)	2,482	577,740
Carl Zeiss Meditec AG	540	61,547
CECONOMY AG *	7,916	42,812
Covestro AG (b)	1,722	85,208
Deutsche Boerse AG	347	54,118

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 12.4% (continued)
Deutsche Lufthansa AG (Registered)	4,423	$70,216
Deutsche Wohnen SE	842	30,736
E.ON SE (a)	28,565	277,726
Fresenius Medical Care AG & Co. KGaA (a)	3,176	213,428
Fresenius SE & Co. KGaA	945	44,208
Henkel AG & Co. KGaA (Preference)	300	29,685
HOCHTIEF AG	228	25,983
Infineon Technologies AG	8,267	148,531
KION Group AG	1,669	87,771
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	579	149,554
ProSiebenSat.1 Media SE	11,961	164,767
Rheinmetall AG	145	18,341
SAP SE (a)	3,839	451,748
Siemens AG (Registered)	1,309	140,122
Software AG	6,549	179,801
Vonovia SE	1,077	54,642

		2,984,945

Hong Kong - 3.9%
CK Asset Holdings Ltd.	40,000	271,004
Henderson Land Development Co. Ltd.	2,000	9,316
Hong Kong Exchanges & Clearing Ltd.	2,500	73,275
Hysan Development Co. Ltd.	5,000	20,163
Kerry Properties Ltd. (a)	46,000	141,639
Link REIT, REIT	2,500	27,577
New World Development Co. Ltd.	49,000	63,634
Swire Properties Ltd.	25,600	80,343
WH Group Ltd. (b)	226,500	202,844
Yue Yuen Industrial Holdings Ltd.	17,500	47,811

		937,606

Italy - 3.3%
A2A SpA	8,254	15,147
Assicurazioni Generali SpA	2,506	48,566
BPER Banca	15,718	60,729
Enel SpA (a)	33,728	251,925
Eni SpA	9,072	138,663
Italgas SpA	8,682	56,026
Leonardo SpA	9,469	111,308
UniCredit SpA	1,301	15,335
Unipol Gruppo SpA	18,164	96,719
UnipolSai Assicurazioni SpA	3,154	8,387

		802,805

Japan - 26.6%
Advantest Corp.	400	17,831
Aisin Seiki Co. Ltd.	1,100	34,778
Alfresa Holdings Corp.	2,600	58,256
Alps Alpine Co. Ltd.	3,100	58,211
Astellas Pharma, Inc. (a)	18,300	261,766
Brother Industries Ltd.	3,500	63,776
Chugoku Bank Ltd. (The) (a)	4,300	40,611
Dai Nippon Printing Co. Ltd.	600	15,565
Dai-ichi Life Holdings, Inc.	3,600	54,730
Daiwa House Industry Co. Ltd.	1,300	42,256
Eisai Co. Ltd.	500	25,544
Fuji Electric Co. Ltd.	2,800	86,334
Fujitsu Ltd.	2,200	176,815

INVESTMENTS	SHARES	VALUE
Japan - 26.6% (continued)
GungHo Online Entertainment, Inc.	1,220	$27,751
Hachijuni Bank Ltd. (The)	37,600	154,041
Haseko Corp.	11,800	138,004
Hitachi High-Technologies Corp.	2,000	116,260
Hitachi Ltd. (a)	7,300	273,387
Hoshizaki Corp.	400	31,531
Hoya Corp.	1,800	147,425
IHI Corp.	1,600	35,049
ITOCHU Corp.	500	10,357
Japan Airlines Co. Ltd. (a)	8,600	255,415
Kajima Corp. (a)	7,800	102,760
Kamigumi Co. Ltd. (a)	8,800	199,901
Kose Corp. (a)	100	16,979
Mabuchi Motor Co. Ltd.	500	18,752
Marubeni Corp.	14,800	98,701
Mazda Motor Corp.	11,900	106,664
Medipal Holdings Corp.	400	8,929
MINEBEA MITSUMI, Inc.	2,500	39,909
Mitsubishi Corp.	2,300	56,633
Mitsubishi Electric Corp.	3,100	41,355
Mitsubishi Estate Co. Ltd.	2,300	44,474
Mitsubishi Gas Chemical Co., Inc.	4,700	63,215
Mitsubishi UFJ Financial Group, Inc.	21,000	106,950
Mitsui Fudosan Co. Ltd.	1,600	39,819
Mixi, Inc.	8,300	175,227
Murata Manufacturing Co. Ltd.	400	19,387
Nikon Corp.	11,500	144,272
Nippon Express Co. Ltd.	1,200	61,460
Nippon Telegraph & Telephone Corp. (a)	4,700	224,865
NTT DOCOMO, Inc.	3,100	79,157
Olympus Corp.	8,000	108,383
Otsuka Corp.	200	8,004
Persol Holdings Co. Ltd.	3,800	72,226
Pola Orbis Holdings, Inc.	2,600	58,613
Renesas Electronics Corp. *	15,000	98,298
Rohm Co. Ltd.	1,500	115,653
SCSK Corp.	200	9,412
Shinsei Bank Ltd.	7,600	111,129
Shionogi & Co. Ltd. (a)	3,400	189,560
SoftBank Group Corp. (a)	4,200	165,734
Sojitz Corp.	50,200	156,166
Sony Corp. (a)	4,800	283,720
SUMCO Corp.	5,700	77,649
Sumitomo Corp.	9,000	140,899
Sumitomo Dainippon Pharma Co. Ltd.	3,500	57,909
Sumitomo Heavy Industries Ltd.	4,100	122,172
Sumitomo Mitsui Financial Group, Inc. (a)	2,200	75,597
Sumitomo Realty & Development Co. Ltd.	700	26,723
Sundrug Co. Ltd.	2,300	72,573
Suzuken Co. Ltd.	300	16,149
Sysmex Corp.	1,100	73,900
Taiheiyo Cement Corp.	2,000	53,743
TDK Corp.	200	18,079
THK Co. Ltd.	1,800	47,688
Tokyo Electron Ltd. (a)	1,400	268,973
Tosoh Corp.	6,000	79,931
Toyota Boshoku Corp.	1,400	19,690
Toyota Tsusho Corp.	1,200	38,949

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 26.6% (continued)
Trend Micro, Inc.	400	$19,115
Yamaguchi Financial Group, Inc.	1,500	10,360

		6,372,099

Luxembourg - 0.4%
Aperam SA	282	6,854
ArcelorMittal	6,005	84,481
SES SA, FDR	533	9,715

		101,050

Macau - 0.1%
Wynn Macau Ltd.	7,200	14,030

Malta - 0.3%
Kindred Group plc, SDR	13,954	81,444

Netherlands - 6.2%
ABN AMRO Bank NV, CVA (b)	766	13,494
Adyen NV *(b)	31	20,386
ASM International NV	1,161	106,814
ASML Holding NV	70	17,361
ASR Nederland NV (a)	6,012	221,840
ING Groep NV	8,578	89,612
Koninklijke Ahold Delhaize NV (a)	8,945	223,694
Koninklijke Philips NV	1,721	79,526
Randstad NV	1,712	84,052
Royal Dutch Shell plc, Class A	5,529	162,154
Royal Dutch Shell plc, Class B	6,484	191,638
Signify NV (a)(b)	7,221	198,452
Wolters Kluwer NV	1,084	79,094

		1,488,117

Norway - 1.6%
DNB ASA	2,598	45,798
Equinor ASA	2,594	49,136
Leroy Seafood Group ASA	5,941	36,141
Salmar ASA (a)	5,680	249,365

		380,440

Portugal - 0.1%
Galp Energia SGPS SA	1,205	18,122

Russia - 1.0%
Evraz plc	40,468	232,917

Singapore - 1.0%
ComfortDelGro Corp. Ltd.	117,600	204,325
Genting Singapore Ltd.	19,500	12,416
Venture Corp. Ltd.	2,700	29,939

		246,680

South Africa - 1.1%
Anglo American plc	9,643	221,615
Investec plc	7,653	39,370

		260,985

Spain - 5.4%
ACS Actividades de Construccion y Servicios SA	4,132	165,098
Amadeus IT Group SA	1,468	105,185

INVESTMENTS	SHARES	VALUE
Spain - 5.4% (continued)
Banco Bilbao Vizcaya Argentaria SA	18,979	$98,795
Banco de Sabadell SA	37,905	36,750
Banco Santander SA	23,633	96,158
Bankia SA	6,559	12,376
CaixaBank SA	14,818	38,867
Enagas SA	953	22,030
Endesa SA (a)	11,817	310,855
Iberdrola SA	20,002	207,896
Mediaset Espana Comunicacion SA	1,592	10,262
Naturgy Energy Group SA	1,573	41,720
Red Electrica Corp. SA	3,844	77,863
Telefonica SA	11,091	84,748

		1,308,603

Sweden - 3.4%
Atlas Copco AB, Class B	307	8,313
Essity AB, Class B	2,231	65,097
Fingerprint Cards AB, Class B *	25,903	52,474
Getinge AB, Class B	10,907	152,459
Hennes & Mauritz AB, Class B	629	12,193
Investor AB, Class B	1,119	54,649
Sandvik AB	1,934	30,108
SSAB AB, Class A	3,330	9,259
Swedish Match AB	2,232	92,311
Swedish Orphan Biovitrum AB *	10,181	155,757
Telefonaktiebolaget LM Ericsson, Class B	19,787	158,025
Volvo AB, Class B	1,862	26,130

		816,775

Switzerland - 10.0%
Adecco Group AG (Registered)	2,785	154,116
Coca-Cola HBC AG *	811	26,488
Glencore plc *	36,691	110,570
Nestle SA (Registered) (a)	6,920	750,506
Novartis AG (Registered) (a)	1,120	97,201
Roche Holding AG (a)	2,267	660,070
Sonova Holding AG (Registered)	777	180,793
STMicroelectronics NV	4,261	82,548
UBS Group AG (Registered) *	13,440	152,604
Zurich Insurance Group AG	523	200,313

		2,415,209

United Kingdom - 15.5%
Aggreko plc	3,747	38,277
AstraZeneca plc	1,457	130,094
Aviva plc	3,801	18,660
Babcock International Group plc	3,604	24,717
Barclays plc	60,661	111,768
Berkeley Group Holdings plc	927	47,596
British American Tobacco plc	4,001	147,758
British Land Co. plc (The), REIT	4,014	28,876
BT Group plc	26,277	57,636
Burberry Group plc	6,442	172,076
Centrica plc	20,242	18,355
Compass Group plc	351	9,032
ConvaTec Group plc (b)	5,044	10,863
Diageo plc	2,590	105,802
Dialog Semiconductor plc *	2,680	126,927
Dixons Carphone plc	29,430	42,997

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 15.5% (continued)
Drax Group plc	72,742	$247,040
Fiat Chrysler Automobiles NV	21,980	284,814
G4S plc	2,870	6,684
GlaxoSmithKline plc	5,512	118,148
Hays plc	19,433	36,026
HSBC Holdings plc	21,924	167,987
Imperial Brands plc	1,830	41,095
Inchcape plc	7,959	61,784
Indivior plc *	160,413	95,666
Kingfisher plc	8,255	20,979
Land Securities Group plc, REIT	4,815	50,712
Lloyds Banking Group plc	31,480	20,869
London Stock Exchange Group plc	563	50,557
Man Group plc	96,713	207,635
Marks & Spencer Group plc	3,185	7,214
Meggitt plc	8,695	67,830
Moneysupermarket.com Group plc	58,484	271,982
National Grid plc	664	7,189
Persimmon plc	712	18,989
Playtech plc	9,516	49,860
Provident Financial plc	8,096	40,557
Reckitt Benckiser Group plc	949	74,097
RELX plc	2,648	62,889
Royal Mail plc	20,911	54,294
Segro plc, REIT	4,978	49,628
Smith & Nephew plc	1,155	27,815
Standard Chartered plc	9,091	76,309
Tate & Lyle plc	5,311	48,049
Taylor Wimpey plc	14,314	28,412
Unilever plc	2,010	120,805
Vodafone Group plc	100,793	200,811

		3,708,160

TOTAL COMMON STOCKS (Cost $30,802,966)		30,375,325

SHORT-TERM INVESTMENTS - 0.6%
INVESTMENT COMPANIES - 0.6%
Limited Purpose Cash Investment Fund, 2.01% (1)(c)
(Cost $145,788)	145,782	145,796

TOTAL LONG POSITIONS (Cost $30,948,754)		30,521,121

SHORT POSITIONS - (29.0)%
COMMON STOCKS - (29.0)%

Australia - (2.1)%
Challenger Ltd.	(45,201)	(225,106)
SEEK Ltd.	(9,541)	(138,396)
WorleyParsons Ltd.	(16,215)	(142,251)

		(505,753)

Belgium - (0.5)%
Galapagos NV *	(161)	(24,529)
Umicore SA	(2,788)	(105,340)

		(129,869)

INVESTMENTS	SHARES	VALUE
Denmark - (1.8)%
AP Moller - Maersk A/S, Class B	(210)	$(237,391)
Chr Hansen Holding A/S	(963)	(81,579)
Dfds A/S	(3,186)	(115,574)

		(434,544)

Finland - (0.6)%
Huhtamaki OYJ	(558)	(22,231)
Outokumpu OYJ	(50,264)	(132,372)

		(154,603)

France - (3.4)%
Altran Technologies SA	(25,313)	(397,417)
Elior Group SA (b)	(14,000)	(185,928)
Iliad SA	(686)	(64,430)
Valeo SA	(5,162)	(167,285)

		(815,060)

Germany - (4.7)%
1&1 Drillisch AG	(917)	(28,585)
Aurubis AG	(644)	(28,705)
Delivery Hero SE *(b)	(7,310)	(324,530)
Deutsche Bank AG (Registered)	(15,668)	(117,074)
Fraport AG Frankfurt Airport Services Worldwide	(630)	(53,396)
Sartorius AG (Preference)	(43)	(7,839)
thyssenkrupp AG	(28,914)	(400,101)
TUI AG	(4,446)	(51,636)
United Internet AG (Registered)	(1,184)	(42,191)
Wacker Chemie AG	(95)	(6,243)
Zalando SE *(b)	(1,195)	(54,563)

		(1,114,863)

Italy - (1.5)%
Banco BPM SpA	(13,046)	(26,621)
DiaSorin SpA	(98)	(11,397)
Ferrari NV	(99)	(15,277)
FinecoBank Banca Fineco SpA	(1,622)	(17,161)
Freni Brembo SpA	(7,746)	(75,518)
Pirelli & C SpA (b)	(33,411)	(197,856)
Saipem SpA *	(4,832)	(21,839)

		(365,669)

Japan - (2.8)%
Aeon Co. Ltd.	(1,800)	(33,071)
Asics Corp.	(600)	(10,290)
CyberAgent, Inc.	(2,900)	(111,788)
Daiichi Sankyo Co. Ltd.	(200)	(12,638)
Hitachi Chemical Co. Ltd.	(1,300)	(42,644)
Hitachi Metals Ltd.	(2,400)	(26,064)
Hokuriku Electric Power Co.	(10,000)	(67,363)
Japan Airport Terminal Co. Ltd.	(300)	(13,059)
Kansai Paint Co. Ltd.	(1,500)	(35,062)
Keio Corp.	(200)	(12,488)
MonotaRO Co. Ltd.	(1,400)	(36,929)
Nippon Paint Holdings Co. Ltd.	(1,500)	(78,455)
Sega Sammy Holdings, Inc.	(900)	(12,625)
Seven Bank Ltd.	(3,100)	(8,516)
Sumitomo Metal Mining Co. Ltd.	(2,400)	(74,955)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - (2.8)% (continued)
Taiyo Nippon Sanso Corp.	(1,600)	$(32,520)
Yaskawa Electric Corp.	(1,600)	(59,388)

		(667,855)

Luxembourg - 0.0% (d)
Tenaris SA	(724)	(7,679)

Netherlands - (1.2)%
Altice Europe NV *	(24,669)	(128,959)
Boskalis Westminster	(2,431)	(50,679)
Koninklijke Vopak NV	(1,280)	(65,791)
OCI NV *	(961)	(22,666)
SBM Offshore NV	(1,629)	(27,015)

		(295,110)

Norway - (0.3)%
Yara International ASA	(1,510)	(65,103)

Singapore - (0.1)%
Keppel Corp. Ltd.	(3,100)	(13,313)

Spain - (1.7)%
Cellnex Telecom SA (b)	(10,019)	(413,820)

Sweden - (0.8)%
BillerudKorsnas AB	(3,753)	(40,580)
Hexpol AB	(1,391)	(10,677)
Husqvarna AB, Class B	(7,292)	(55,455)
Svenska Cellulosa AB SCA, Class B	(2,030)	(18,089)
Tele2 AB, Class B	(4,190)	(62,315)

		(187,116)

Switzerland - (0.6)%
Idorsia Ltd. *	(926)	(22,781)
Lonza Group AG (Registered) *	(159)	(53,807)
Sika AG (Registered)	(242)	(35,407)
Sunrise Communications Group AG (b)	(91)	(7,081)
Vifor Pharma AG	(177)	(28,290)

		(147,366)

United Arab Emirates - (1.4)%
NMC Health plc	(9,993)	(333,058)

United Kingdom - (3.8)%
ASOS plc *	(3,575)	(108,851)
CYBG plc	(6,944)	(9,785)
easyJet plc	(2,176)	(30,711)
GVC Holdings plc	(14,694)	(134,221)
Hargreaves Lansdown plc	(684)	(17,464)
John Wood Group plc	(47,179)	(219,954)
Merlin Entertainments plc (b)	(30,094)	(167,449)
Ocado Group plc *	(2,848)	(46,325)
Severn Trent plc	(4,344)	(115,626)
St James’s Place plc	(2,278)	(27,399)
Subsea 7 SA	(3,617)	(37,202)
Thomas Cook Group plc (3)(e)	(80,093)	(1)

		(914,988)

INVESTMENTS	SHARES	VALUE
United States - (1.7)%
James Hardie Industries plc, CHESS	(23,890)	$(401,299)

TOTAL COMMON STOCKS (Proceeds $(7,956,335))		(6,967,068)

TOTAL SHORT POSITIONS (Proceeds $(7,956,335))		(6,967,068)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.0% (Cost $22,992,419)		23,554,053

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0% (f)		486,211

NET ASSETS - 100.0%		$24,040,264

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$429,611	1.8%
Consumer Discretionary	1,293,917	5.4
Consumer Staples	2,602,580	10.8
Energy	471,576	2.0
Financials	3,898,510	16.2
Health Care	3,579,258	14.9
Industrials	3,775,091	15.7
Information Technology	3,207,010	13.3
Materials	1,196,942	5.0
Real Estate	1,320,076	5.5
Utilities	1,633,686	6.8
Short-Term Investments	145,796	0.6

Total Investments In Securities At Value	23,554,053	98.0
Other Assets in Excess of Liabilities (f)	486,211	2.0

Net Assets	$24,040,264	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $7,691,927.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $(819,980), which represents approximately (3.41)% of net assets of the fund.

(c)	Represents 7-day effective yield as of September 30, 2019.
(d)	Represents less than 0.05% of net assets.
(e)

Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $(1), which represents approximately (0.00)% of net assets of the fund.

(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	2	12/2019	USD	$189,840	$(148)

					$(148)

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$12,312	$12,312

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 70.5%

Brazil - 8.5%
B3 SA - Brasil Bolsa Balcao (1)	5,500	$58,006
Banco do Brasil SA (1)*	5,300	58,167
CCR SA (1)	1,700	7,058
Centrais Eletricas Brasileiras SA (1)	5,700	55,217
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	11,021	130,928
Cia Energetica de Minas Gerais (Preference) (1)	9,200	31,796
Cielo SA (1)	34,300	66,042
EDP - Energias do Brasil SA (1)	14,600	68,029
Embraer SA, ADR (1)	535	9,229
Petroleo Brasileiro SA (Preference) (1)	6,900	45,685
Sul America SA (1)	1,440	16,542
TIM Participacoes SA, ADR (1)	6,617	95,020

		641,719

Chile - 0.9%
Banco de Chile, ADR (1)	979	27,510
Banco de Credito e Inversiones SA (1)	96	6,046
Empresas CMPC SA (1)	1,358	3,159
Enel Americas SA, ADR (1)	740	6,741
Enel Chile SA, ADR (1)	795	3,347
Itau CorpBanca (1)	2,610,795	19,769

		66,572

China - 7.7%
58.com, Inc., ADR (1)*	225	11,095
Alibaba Group Holding Ltd., ADR (1)*	1,946	325,430
Autohome, Inc., ADR (1)*	120	9,976
Baidu, Inc., ADR (1)*	396	40,693
Ctrip.com International Ltd., ADR (1)*	554	16,227
Huazhu Group Ltd., ADR (1)	253	8,354
JD.com, Inc., ADR (1)*	979	27,618
Momo, Inc., ADR (1)	229	7,094
NetEase, Inc., ADR (1)	96	25,553
New Oriental Education & Technology Group, Inc., ADR (1)*	200	22,152
Pinduoduo, Inc., ADR (1)*	288	9,279
TAL Education Group, ADR (1)*	692	23,694
Vipshop Holdings Ltd., ADR (1)*	1,170	10,436
Yum China Holdings, Inc. (1)	629	28,575
ZTO Express Cayman, Inc., ADR (1)	554	11,817

		577,993

Hungary - 0.5%
MOL Hungarian Oil & Gas plc	2,681	25,218
OTP Bank Nyrt.	224	9,331

		34,549

India - 2.0%
Wipro Ltd., ADR (1)	41,403	151,121

Indonesia - 2.5%
Adaro Energy Tbk. PT	232,300	21,120
Bank Mandiri Persero Tbk. PT	22,000	10,821
Bank Negara Indonesia Persero Tbk. PT	126,400	65,411
Bukit Asam Tbk. PT	15,500	2,469
Charoen Pokphand Indonesia Tbk. PT	9,000	3,392
Perusahaan Gas Negara Tbk. PT	52,400	7,753

INVESTMENTS	SHARES	VALUE

Indonesia - 2.5% (continued)
Telekomunikasi Indonesia Persero Tbk. PT	11,200	$3,382
Unilever Indonesia Tbk. PT	4,300	14,080
United Tractors Tbk. PT	42,800	62,038

		190,466

Peru - 0.6%
Credicorp Ltd. (1)	110	22,928
Southern Copper Corp. (1)	653	22,287

		45,215

Philippines - 0.9%
Ayala Corp.	700	11,954
Ayala Land, Inc.	17,620	16,816
BDO Unibank, Inc.	5,390	14,871
International Container Terminal Services, Inc.	1,130	2,630
SM Prime Holdings, Inc.	29,900	21,463

		67,734

Poland - 3.4%
CD Projekt SA	239	14,542
Cyfrowy Polsat SA	1,094	7,205
Dino Polska SA *(a)	102	3,995
Jastrzebska Spolka Weglowa SA	5,824	31,664
KGHM Polska Miedz SA *	584	11,657
PGE Polska Grupa Energetyczna SA *	93,402	186,159

		255,222

Qatar - 0.7%
Industries Qatar QSC	4,800	14,404
Qatar Islamic Bank SAQ	514	2,205
Qatar National Bank QPSC	6,688	35,480

		52,089

Romania - 0.2%
NEPI Rockcastle plc	1,382	12,107

Russia - 0.2%
Mobile TeleSystems PJSC, ADR (1)	1,588	12,863

South Africa - 4.1%
Anglo American Platinum Ltd.	586	35,332
AngloGold Ashanti Ltd., ADR (1)	1,098	20,060
Aspen Pharmacare Holdings Ltd.	771	4,382
Bid Corp. Ltd.	555	11,795
Discovery Ltd.	311	2,345
Gold Fields Ltd., ADR (1)	1,122	5,520
Growthpoint Properties Ltd., REIT	4,046	6,176
Investec Ltd.	1,715	9,025
Momentum Metropolitan Holdings	4,672	5,747
Mr Price Group Ltd.	1,452	15,190
MultiChoice Group *	9,728	75,731
Naspers Ltd., Class N	129	19,532
Pick n Pay Stores Ltd.	779	3,060
Redefine Properties Ltd., REIT	5,685	2,939
Remgro Ltd.	830	8,941
RMB Holdings Ltd.	478	2,371
Sappi Ltd.	1,285	3,183
SPAR Group Ltd. (The)	324	4,089
Truworths International Ltd.	22,146	77,512

		312,930

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
South Korea - 21.4%
Amorepacific Corp.	200	$23,466
BGF retail Co. Ltd.	18	2,963
BNK Financial Group, Inc.	3,020	18,126
CJ CheilJedang Corp.	21	4,112
Daelim Industrial Co. Ltd.	298	25,896
Hana Financial Group, Inc.	3,623	106,650
Hanwha Chemical Corp.	394	5,910
Hanwha Corp.	478	10,078
Hanwha Life Insurance Co. Ltd.	14,568	28,979
Hyundai Department Store Co. Ltd.	1,552	101,261
Hyundai Engineering & Construction Co. Ltd.	842	32,523
Hyundai Glovis Co. Ltd.	29	3,778
Hyundai Marine & Fire Insurance Co. Ltd.	117	2,580
Kia Motors Corp.	1,806	68,858
Korea Gas Corp.	959	31,726
Korea Investment Holdings Co. Ltd.	2,206	138,591
Korea Zinc Co. Ltd.	150	56,145
KT Corp., ADR (1)	4,404	49,809
Kumho Petrochemical Co. Ltd.	353	21,109
LG Chem Ltd.	27	6,751
LG Electronics, Inc.	1,969	110,850
LG Uplus Corp.	947	10,791
NH Investment & Securities Co. Ltd.	585	6,204
Samsung Electronics Co. Ltd.	9,955	407,597
Samsung Engineering Co. Ltd. *	569	7,982
Samsung Heavy Industries Co. Ltd. *	1,731	11,385
Samsung Life Insurance Co. Ltd.	93	5,527
Samsung SDS Co. Ltd.	148	23,552
Samsung Securities Co. Ltd.	157	4,632
SK Hynix, Inc.	3,979	273,279
Woongjin Coway Co. Ltd.	125	8,854
Woori Financial Group, Inc.	1,138	11,829

		1,621,793

Taiwan - 12.9%
China Airlines Ltd.	250,000	73,157
China Development Financial Holding Corp.	592,000	176,319
Formosa Plastics Corp.	1,000	3,046
Globalwafers Co. Ltd.	3,000	30,256
Nan Ya Plastics Corp.	2,000	4,493
Nanya Technology Corp.	33,000	85,714
Phison Electronics Corp.	6,000	53,361
Pou Chen Corp.	5,000	6,410
President Chain Store Corp.	10,000	93,473
Realtek Semiconductor Corp. *	5,000	37,070
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	6,004	279,065
Uni-President Enterprises Corp.	57,000	137,549
United Microelectronics Corp.	7,000	3,002

		982,915

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	2,268	4,858
Emaar Properties PJSC	16,269	20,449
Emirates Telecommunications Group Co. PJSC	2,696	12,111
First Abu Dhabi Bank PJSC	5,106	20,942

		58,360

INVESTMENTS	SHARES	VALUE
United States - 3.2%
JBS SA (1)	30,500	$240,186

TOTAL COMMON STOCKS (Cost $5,308,229)		5,323,834

SHORT-TERM INVESTMENTS - 31.5%
INVESTMENT COMPANIES - 31.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 1.79% (1)(b)(c)	1,470,759	1,470,759
Limited Purpose Cash Investment Fund, 2.01% (1)(b)	909,522	909,612

TOTAL SHORT-TERM INVESTMENTS (Cost $2,380,245)		2,380,371

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.0% (Cost $7,688,474)		7,704,205

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)% (d)		(154,353)

NET ASSETS - 100.0%		$7,549,852

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$375,865	5.0%
Consumer Discretionary	880,231	11.7
Consumer Staples	542,160	7.2
Energy	156,529	2.1
Financials	900,752	11.9
Health Care	4,382	0.0(e )
Industrials	221,889	2.9
Information Technology	1,410,060	18.7
Materials	230,316	3.0
Real Estate	79,952	1.1
Utilities	521,698	6.9
Short-Term Investments	2,380,371	31.5

Total Investments In Securities At Value	7,704,205	102.0
Liabilities in Excess of Other Assets (d)	(154,353)	(2.0)

Net Assets	$7,549,852	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $3,995, which represents approximately 0.05% of net assets of the fund.

(b)	Represents 7-day effective yield as of September 30, 2019.
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.
(e)	Represents less than 0.05% of net assets.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	4	12/2019	USD	$200,380	$(5,903)

					$(5,903)

Total Return Basket Swaps Outstanding at September 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread (-2.75% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	28-62 months maturity ranging from 12/20/2021-10/18/2024	$3,489,849	$(393,942)	$6,645	$(387,297)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
AAC Technologies Holdings, Inc.	5,500	$29,015	$(954)	0.2%
Air China Ltd.	24,000	21,065	(2,862)	0.7
ANTA Sports Products Ltd.	13,000	107,460	19,116	(4.9)
BAIC Motor Corp. Ltd.	30,000	18,533	1,033	(0.3)
Beijing Capital International Airport Co. Ltd.	50,000	42,665	(12,609)	3.3
China Hongqiao Group Ltd.	22,000	14,047	(643)	0.2
China Longyuan Power Group Corp. Ltd.	282,000	158,450	(51,040)	13.2
China Medical System Holdings Ltd.	173,000	205,482	(2,638)	0.7
China Mobile Ltd.	21,500	178,101	(41,620)	10.7
China National Building Material Co. Ltd.	86,000	77,136	(15,698)	4.1
China Overseas Land & Investment Ltd.	10,000	31,462	(4,884)	1.3
China Resources Cement Holdings Ltd.	78,000	78,233	(10,188)	2.6
China Resources Land Ltd.	6,000	25,132	2,535	(0.7)
China Resources Power Holdings Co. Ltd.	18,000	21,839	(3,265)	0.8
China Taiping Insurance Holdings Co. Ltd.	18,000	40,174	(7,067)	1.8
China Vanke Co. Ltd.	3,500	12,181	(2,609)	0.7
Country Garden Holdings Co. Ltd.	14,000	17,732	(4,661)	1.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

China (continued)
Country Garden Services Holdings Co. Ltd.	5,000	$14,420	$31	(0.0	) %
Far East Horizon Ltd.	15,000	13,931	(556)	0.1
Haitian International Holdings Ltd.	95,000	194,507	(51,229)	13.2
Hua Hong Semiconductor Ltd.	49,000	97,576	(5,390)	1.4
Jiangxi Copper Co. Ltd.	10,000	11,581	(714)	0.2
Li Ning Co. Ltd.	14,000	40,166	1,899	(0.5)
Longfor Group Holdings Ltd.	3,500	13,072	3,558	(0.9)
MMG Ltd.	80,000	18,878	(12,418)	3.2
New China Life Insurance Co. Ltd.	20,300	80,223	(17,419)	4.5
People’s Insurance Co. Group of China Ltd. (The)	30,000	12,011	279	(0.1)
PICC Property & Casualty Co. Ltd.	91,000	106,182	11,361	(2.9)
Shandong Weigao Group Medical Polymer Co. Ltd.	68,000	70,026	11,465	(3.0)
Shimao Property Holdings Ltd.	3,000	8,761	1,179	(0.3)
Sinopec Engineering Group Co. Ltd.	73,000	45,863	(22,518)	5.8
Sinopec Shanghai Petrochemical Co. Ltd.	148,000	43,026	(22,665)	5.9
Sinotruk Hong Kong Ltd.	45,500	67,482	(2,377)	0.6
Sunac China Holdings Ltd.	4,000	16,079	2,009	(0.5)
Tencent Holdings Ltd.	5,500	230,054	(38,349)	9.9
Tingyi Cayman Islands Holding Corp.	8,000	11,263	(1,212)	0.3
Uni-President China Holdings Ltd.	154,000	166,152	14,699	(3.8)

Hong Kong
Haier Electronics Group Co. Ltd.	8,000	20,831	(1,008)	0.3
Kingboard Laminates Holdings Ltd.	175,500	158,284	(1,299)	0.3

Short Positions

Common Stock

China
BBMG Corp.	(187,000)	(53,652)	6,284	(1.6)
Beijing Enterprises Water Group Ltd.	(260,000)	(133,035)	(2,216)	0.6
Brilliance China Automotive Holdings Ltd.	(178,000)	(191,220)	(22,852)	5.9
China International Capital Corp. Ltd.	(22,000)	(42,699)	(8,595)	2.2
China State Construction International Holdings Ltd.	(24,000)	(22,553)	2,221	(0.6)
Guangzhou Automobile Group Co. Ltd.	(44,000)	(42,109)	338	(0.1)
Meituan Dianping	(7,800)	(79,664)	(14,505)	3.7
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(8,000)	(21,478)	5,499	(1.4)
Xinyi Solar Holdings Ltd.	(262,000)	(157,408)	(61,360)	15.8
Yanzhou Coal Mining Co. Ltd.	(50,000)	(50,778)	(8,544)	2.2

Hong Kong
China Gas Holdings Ltd.	(22,000)	(84,986)	1,501	(0.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (0.00% to 0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	28-61 months maturity ranging from 12/20/2021- 12/21/2023	$189,716	$(2,092)	$5,803	$3,711

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Alfa SAB de CV	63,000	$55,325	$(16,924)	(456.1)%
Fibra Uno Administracion SA de CV	11,800	17,245	1,831	49.3
Grupo Financiero Banorte SAB de CV	4,400	23,650	(5,658)	(152.5)
Grupo Mexico SAB de CV	6,600	15,431	(740)	(19.9)
Wal-Mart de Mexico SAB de CV	26,343	78,065	19,399	522.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread (-0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	58-61 months maturity ranging from 12/11/2023- 12/19/2023	$178,230	$(42,678)	$1,628	$(41,050)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Poland
CCC SA	(995)	$(34,350)	$12,376	(30.1)%
Dino Polska SA	(3,674)	(143,880)	(55,054)	134.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-7.00% to 1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	28-62 months maturity ranging from 12/20/2021- 10/02/2024	$2,775,665	$225,998	$52,890	$278,888

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	21,600	$10,478	$(817)	(0.3)%
Bank of China Ltd.	60,200	30,210	(532)	(0.2)
Bank of Communications Co. Ltd.	36,413	27,819	(1,510)	(0.5)
Jiangsu Hengrui Medicine Co. Ltd.	1,680	18,996	5,987	2.1

India
Axis Bank Ltd.	2,616	127,401	19,586	7.0
Larsen & Toubro Ltd.	6,762	140,777	3,483	1.2
Reliance Industries Ltd.	7,436	277,058	66,863	24.0
State Bank of India	1,961	75,332	(2,376)	(0.9)

Malaysia
Malaysia Airports Holdings Bhd.	95,500	197,283	(19,243)	(6.9)
RHB Bank Bhd.	16,700	22,499	682	0.2

Russia
Gazprom PJSC, ADR	8,257	56,917	15,835	5.7
LUKOIL PJSC, ADR	581	47,992	9,229	3.3
MMC Norilsk Nickel PJSC, ADR	999	25,560	2,735	1.0
Novatek PJSC	163	33,024	10,552	3.8
Rosneft Oil Co. PJSC	2,281	14,615	1,579	0.6
Severstal PJSC	3,910	56,090	(6,366)	(2.3)
Surgutneftegas PJSC, ADR	2,437	13,049	1,210	0.4

Saudi Arabia
Al Rajhi Bank	3,801	64,195	(3,285)	(1.2)
National Commercial Bank	2,133	26,199	(2,468)	(0.9)
Riyad Bank	2,480	16,124	(1,284)	(0.5)
Samba Financial Group	2,151	16,410	(1,367)	(0.5)
Saudi Basic Industries Corp.	1,033	25,351	(3,482)	(1.2)
Saudi Telecom Co.	759	22,005	1,029	0.4

Thailand
Bangkok Bank PCL	6,400	36,303	(4,650)	(1.7)
Central Pattana PCL	9,100	20,241	(3,760)	(1.3)
Krung Thai Bank PCL	17,400	9,794	(1,016)	(0.4)
PTT Exploration & Production PCL	4,900	19,395	791	0.3
Ratch Group PCL	5,400	12,616	(176)	(0.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Brazil
Cosan SA	(1,700)	$(21,804)	$(1,241)	(0.4	) %
Petroleo Brasileiro SA (Preference)	(10,400)	(68,859)	(1,407)	(0.5)
Suzano SA	(15,100)	(122,655)	3,919	1.4
Ultrapar Participacoes SA	(5,100)	(22,683)	(564)	(0.2)

India
ICICI Bank Ltd., ADR	(4,133)	(50,340)	(2,461)	(0.9)
Infosys Ltd., ADR	(2,452)	(27,879)	(1,638)	(0.6)
Tata Motors Ltd., ADR	(2,464)	(20,673)	5,639	2.0

South Korea
Celltrion Healthcare Co. Ltd.	(379)	(15,936)	1,922	0.7
Celltrion, Inc.	(763)	(104,382)	23,314	8.4
CJ CheilJedang Corp.	(523)	(102,411)	60,009	21.5
CJ Logistics Corp.	(677)	(81,684)	18,600	6.7
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(1,426)	(147,627)	(4,405)	(1.6)
LG Chem Ltd.	(248)	(62,012)	15,268	5.5
Lotte Corp.	(2,183)	(66,094)	33,498	12.0
Samsung Biologics Co. Ltd.	(115)	(29,516)	(1,820)	(0.7)
Samsung Heavy Industries Co. Ltd.	(1,731)	(11,385)	82	0.0
SK Innovation Co. Ltd.	(79)	(10,939)	(784)	(0.3)
S-Oil Corp.	(1,169)	(96,923)	(11,853)	(4.3)

Taiwan
Airtac International Group	(1,000)	(11,915)	(32)	(0.0)
Formosa Petrochemical Corp.	(4,000)	(12,656)	717	0.3
Hiwin Technologies Corp.	(3,090)	(26,933)	1,034	0.4
Tatung Co. Ltd.	(51,000)	(27,963)	3,772	1.4

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$1,470,759	$—	$1,470,759

JPMS
Cash	—	18,886	18,886

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Schedule of Investments	September 30, 2019

Abbreviations

ADR - American Depositary Receipt

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

CVR - Contingent Value Rights

FDR - Fiduciary Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OYJ - Public Traded Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SPDR - Standard & Poor’s Depositary Receipt

Currencies

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

The following reference rates, and their values as of period-end, are used for security descriptions:

Euro Interbank Offered Rate (“EURIBOR”): -0.46%

Hong Kong Interbank Offered Rate (“HIBOR”): 1.88%

London Interbank Offered Rate (“LIBOR”): 2.02%

Mexico Equilibrium Interbank Interest Rate: 8.03%

Singapore Interbank Offered Rate (“SIBOR”): 1.87%

Stockholm Interbank Offered Rate (“STIBOR”): -0.15%

Warsaw Interbank Offered Rate(“WIBOR”): 1.53%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Assets and Liabilities	September 30, 2019

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$1,171,360,408	$527,979,373	$250,491,569	$196,987,624

Investments in securities of unaffiliated issuers, at value*	$1,455,085,585	$580,822,953	$273,370,235	$226,198,113
Cash	—	594,454	185,457	7,749
Cash denominated in foreign currencies‡	—	—	630,722	899,462
Deposits with brokers for futures contracts	741,805	335,527	287,443	294,401
Variation margin on futures contracts	481,245	177,410	19,679	25,284
Receivables:
Securities sold	—	—	—	164,082
Foreign tax reclaims	—	—	1,353,486	1,514
Dividends	1,068,522	619,728	969,515	475,186
Capital shares sold	1,305,885	559,859	479,746	57,398
Prepaid expenses	51,985	33,521	29,495	26,740

Total Assets	1,458,735,027	583,143,452	277,325,778	228,149,929

LIABILITIES:
Due to broker	83,554	129,011	—	—
Payables:
Securities purchased	—	—	—	74,117
Collateral received on securities loaned	10,380,864	30,053,944	4,280,151	—
Accrued investment advisory fees	352,210	215,390	79,347	83,374
Accrued distribution fees—Class N	11,889	1,732	872	803
Capital shares redeemed	581,445	466,890	515,078	73,129
Other accrued expenses and liabilities	272,529	119,892	109,826	131,666

Total Liabilities	11,682,491	30,986,859	4,985,274	363,089

Net Assets	$1,447,052,536	$552,156,593	$272,340,504	$227,786,840

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,110,997,642	$507,056,605	$266,522,850	$227,011,355
Total distributable earnings (loss)	336,054,894	45,099,988	5,817,654	775,485

Net Assets	$1,447,052,536	$552,156,593	$272,340,504	$227,786,840

NET ASSETS:
Class I	$361,920,147	$42,197,030	$50,188,946	$47,542,221
Class N	57,420,713	8,304,051	4,260,536	3,889,618
Class R6	1,027,711,676	501,655,512	217,891,022	176,355,001

SHARES OUTSTANDING:
Class I	21,495,275	3,421,056	4,539,084	5,019,914
Class N	3,426,131	675,817	386,367	410,943
Class R6	61,063,089	40,608,465	19,726,567	18,593,520

NET ASSET VALUE:
Class I	$16.84	$12.33	$11.06	$9.47
Class N	$16.76	$12.29	$11.03	$9.47
Class R6	$16.83	$12.35	$11.05	$9.48

* Includes market value of securities out on loan	$10,042,722	$29,121,070	$4,083,757	$—
‡ Cash denominated in foreign currencies at cost	$—	$—	$633,036	$908,873

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Assets and Liabilities	September 30, 2019

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$259,986,264	$23,100,995	$173,303,124	$292,304,443

Investments in securities of unaffiliated issuers, at value*	$317,543,118	$25,531,222	$191,918,269	$339,749,797
Cash	—	11,038	145,115	10,632
Cash denominated in foreign currencies‡	—	—	446,379	1,410,918
Deposits with brokers for futures contracts	360,154	21,413	203,163	363,220
Variation margin on futures contracts	38,612	1,156	14,050	31,792
Receivables:
Securities sold	—	15,593	—	842,727
Foreign tax reclaims	—	—	680,762	3,928
Dividends	256,652	28,206	697,911	737,951
Capital shares sold	200,532	5,588	21,319	146,865
Due from Investment Adviser	—	5,609	—	—
Prepaid expenses	23,212	16,372	20,671	20,492

Total Assets	318,422,280	25,636,197	194,147,639	343,318,322

LIABILITIES:
Payables:
Securities purchased	—	—	—	381,483
Collateral received on securities loaned	4,299,670	1,820,937	3,769,241	—
Accrued investment advisory fees	62,135	—	42,858	129,494
Accrued distribution fees—Class N	264	737	247	140
Capital shares redeemed	97,773	—	79,946	54,057
Other accrued expenses and liabilities	96,439	61,584	93,073	158,880

Total Liabilities	4,556,281	1,883,258	3,985,365	724,054

Net Assets	$313,865,999	$23,752,939	$190,162,274	$342,594,268

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$251,768,972	$21,772,093	$173,156,733	$301,566,848
Total distributable earnings (loss)	62,097,027	1,980,846	17,005,541	41,027,420

Net Assets	$313,865,999	$23,752,939	$190,162,274	$342,594,268

NET ASSETS:
Class I	$92,990,127	$17,949,782	$29,185,308	$36,721,687
Class N	1,287,843	3,573,315	1,218,783	677,217
Class R6	219,588,029	2,229,842	159,758,183	305,195,364

SHARES OUTSTANDING:
Class I	7,096,418	1,675,394	2,768,517	3,766,704
Class N	98,233	334,038	115,900	69,305
Class R6	16,736,861	207,703	15,125,392	31,270,615

NET ASSET VALUE:
Class I	$13.10	$10.71	$10.54	$9.75
Class N	$13.11	$10.70	$10.52	$9.77
Class R6	$13.12	$10.74	$10.56	$9.76

* Includes market value of securities out on loan	$4,169,328	$1,765,874	$3,535,414	$188,312
‡ Cash denominated in foreign currencies at cost	$—	$—	$447,476	$1,418,390

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Assets and Liabilities	September 30, 2019

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$736,925,156	$231,298,150	$381,356,849	$157,921,336

Investments in securities of unaffiliated issuers, at value*	$968,102,653	$266,262,289	$433,338,389	$237,047,455
Cash	—	—	93,683	—
Cash denominated in foreign currencies‡	380	—	917,894	—
Deposits with brokers for futures contracts	817,320	175,255	554,314	276,560
Variation margin on futures contracts	86,775	2,894	37,574	29,401
Receivables:
Securities sold	—	—	286,162	—
Foreign tax reclaims	—	—	1,221,579	—
Dividends	863,347	287,550	913,677	201,554
Capital shares sold	682,004	181,897	336,470	82,012
Prepaid expenses	49,763	31,863	33,794	22,550

Total Assets	970,602,242	266,941,748	437,733,536	237,659,532

LIABILITIES:
Payables:
Securities purchased	—	—	84,741	—
Collateral received on securities loaned	21,428,811	6,269,765	1,163,664	6,781,874
Accrued investment advisory fees	184,993	85,887	117,500	31,781
Accrued distribution fees—Class N	14,077	926	7,571	1,215
Capital shares redeemed	742,449	100,231	205,816	32,265
Other accrued expenses and liabilities	263,231	118,037	162,403	90,070

Total Liabilities	22,633,561	6,574,846	1,741,695	6,937,205

Net Assets	$947,968,681	$260,366,902	$435,991,841	$230,722,327

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$635,740,426	$214,569,440	$403,418,991	$147,094,613
Total distributable earnings (loss)	312,228,255	45,797,462	32,572,850	83,627,714

Net Assets	$947,968,681	$260,366,902	$435,991,841	$230,722,327

NET ASSETS:
Class I	$678,251,642	$201,555,211	$270,031,401	$120,654,529
Class N	67,654,417	4,394,521	36,693,652	5,875,490
Class R6	202,062,622	54,417,170	129,266,788	104,192,308

SHARES OUTSTANDING:
Class I	30,048,212	10,802,837	18,029,990	5,057,125
Class N	2,998,876	235,513	2,455,631	247,576
Class R6	8,974,959	2,924,829	8,642,014	4,372,234

NET ASSET VALUE:
Class I	$22.57	$18.66	$14.98	$23.86
Class N	$22.56	$18.66	$14.94	$23.73
Class R6	$22.51	$18.61	$14.96	$23.83

* Includes market value of securities out on loan	$20,899,621	$6,031,174	$2,925,656	$6,613,675
‡ Cash denominated in foreign currencies at cost	$423	$—	$917,679	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Assets and Liabilities	September 30, 2019

	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$52,350,655	$95,051,716	$3,952,810,212	$220,978,212
Investments in securities of affiliated issuers, at cost	—	—	223,259,536	—

Investments in securities of unaffiliated issuers, at value*	$60,932,734	$109,521,048	$4,723,047,034	$240,323,664
Investments in securities of affiliated issuers, at value*	—	—	223,280,525	—
Cash	—	933,142	—	181,544
Cash denominated in foreign currencies‡	—	212,366	—	731,191
Deposits with brokers for futures contracts	50,257	227,807	7,283,432	312,331
Variation margin on futures contracts	774	15,308	—	—
Receivables:
Securities sold	—	118,539	—	—
Foreign tax reclaims	—	357,593	—	416,747
Dividends	58,530	189,511	4,476,804	1,000,232
Capital shares sold	61,216	110,996	21,056,273	537,070
Prepaid expenses	22,403	20,464	311,768	35,239

Total Assets	61,125,914	111,706,774	4,979,455,836	243,538,018

LIABILITIES:
Variation margin on futures contracts	—	—	839,181	77,643
Payables:
Collateral received on securities loaned	7,078,049	920,936	45,294,883	2,165,130
Accrued investment advisory fees	2,307	17,988	839,492	57,462
Accrued distribution fees—Class N	606	656	79,394	1,474
Capital shares redeemed	16,325	17,989	2,954,339	164,907
Other accrued expenses and liabilities	64,684	86,667	985,987	129,444

Total Liabilities	7,161,971	1,044,236	50,993,276	2,596,060

Net Assets	$53,963,943	$110,662,538	$4,928,462,560	$240,941,958

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$44,523,338	$111,918,640	$4,119,569,026	$218,603,051
Total distributable earnings (loss)	9,440,605	(1,256,102)	808,893,534	22,338,907

Net Assets	$53,963,943	$110,662,538	$4,928,462,560	$240,941,958

NET ASSETS:
Class I	$50,756,746	$51,426,384	$3,262,596,029	$202,227,671
Class N	2,904,600	3,188,906	389,896,469	7,220,823
Class R6	302,597	56,047,248	1,275,970,062	31,493,464

SHARES OUTSTANDING:
Class I	2,769,248	3,896,248	142,901,883	15,447,857
Class N	159,765	243,411	17,129,740	533,988
Class R6	16,516	4,257,531	55,947,519	2,406,271

NET ASSET VALUE:
Class I	$18.33	$13.20	$22.83	$13.09
Class N	$18.18	$13.10	$22.76	$13.52
Class R6	$18.32	$13.16	$22.81	$13.09

* Includes market value of securities out on loan	$6,857,427	$1,256,112	$43,291,726	$2,474,530
‡ Cash denominated in foreign currencies at cost	$—	$213,394	$—	$733,689

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Assets and Liabilities	September 30, 2019

	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$78,273,131	$264,093,616	$216,307,687	$15,247,969

Investments in securities of unaffiliated issuers, at value*	$81,937,543	$291,943,487	$230,218,529	$17,835,684
Cash	18,735	1,065,629	752,728	—
Cash denominated in foreign currencies‡	317,911	507,766	432,449	—
Unrealized appreciation on forward foreign currency exchange contracts	—	1,431,770	1,529,252	—
Unrealized appreciation on OTC swaps	—	211,912	108,956	—
Due from broker	—	61,912	—	—
Deposits with brokers for futures contracts	89,304	5,631,896	4,831,477	—
Variation margin on futures contracts	8,076	201,021	—	—
Receivables:
Securities sold	10,689	—	21,538,480	—
Foreign tax reclaims	2,704	573,345	2,215,525	—
Dividends	90,195	528,018	712,967	13,540
Capital shares sold	19,895	8,403	278,186	314,381
Due from Investment Adviser	—	—	—	3,960
Prepaid expenses	29,351	22,487	18,241	13,138

Total Assets	82,524,403	302,187,646	262,636,790	18,180,703

LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $— and $4,573,397, respectively)	—	—	—	4,027,669
Due to custodian	—	—	—	1,091
Due to broker	—	270,000	242,112	—
Unrealized depreciation on forward foreign currency exchange contracts	—	632,583	893,682	—
Unrealized depreciation on OTC swaps	—	65,707	149,080	—
Variation margin on futures contracts	—	—	72,908	—
Payables:
Securities purchased	4,360	330,008	21,534,610	—
Collateral received on securities loaned	52,050	1,592,671	499,006	—
Accrued investment advisory fees	10,446	143,381	105,706	—
Accrued distribution fees—Class N	1,401	837	1,648	129
Capital shares redeemed	12,364	162,055	91,071	—
Dividends payable on securities sold short	—	—	—	4,768
Other accrued expenses and liabilities	180,678	137,413	162,731	55,168

Total Liabilities	261,299	3,334,655	23,752,554	4,088,825

Net Assets	$82,263,104	$298,852,991	$238,884,236	$14,091,878

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$89,803,651	$285,121,441	$246,392,612	$11,806,263
Total distributable earnings (loss)	(7,540,547)	13,731,550	(7,508,376)	2,285,615

Net Assets	$82,263,104	$298,852,991	$238,884,236	$14,091,878

NET ASSETS:
Class I	$75,351,609	$187,408,060	$191,080,272	$12,084,556
Class N	6,721,433	4,572,633	7,950,708	630,597
Class R6	190,062	106,872,298	39,853,256	1,376,725

SHARES OUTSTANDING:
Class I	8,295,543	22,854,497	20,115,445	986,277
Class N	723,242	562,804	815,866	51,420
Class R6	20,983	12,930,642	3,921,532	112,288

NET ASSET VALUE:
Class I	$9.08	$8.20	$9.50	$12.25
Class N	$9.29	$8.12	$9.75	$12.26
Class R6	$9.06	$8.27	$10.16	$12.26

* Includes market value of securities out on loan	$47,208	$1,466,295	$474,242	$—
‡ Cash denominated in foreign currencies at cost	$318,465	$508,994	$433,799	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Assets and Liabilities	September 30, 2019

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$2,713,266	$30,948,754	$7,688,474

Investments in securities of unaffiliated issuers, at value	$2,820,967	$30,521,121	$7,704,205
Cash	—	—	1,095
Cash denominated in foreign currencies‡	—	109,211	33,069
Unrealized appreciation on OTC swaps	—	—	282,599
Deposits with brokers for futures contracts	—	10,671	11,526
Variation margin on futures contracts	—	1,493	1,457
Receivables:
Securities sold	—	—	12,220
Foreign tax reclaims	—	96,506	389
Dividends	2,324	107,006	12,527
Capital shares sold	119,085	235,264	1,312
Due from Investment Adviser	11,308	—	5,622
Prepaid expenses	13,043	14,377	13,329

Total Assets	2,966,727	31,095,649	8,079,350

LIABILITIES:
Securities sold short, at value (proceeds $723,234, $7,956,335 and $—, respectively)	618,550	6,967,068	—
Due to custodian	570	7,953	—
Unrealized depreciation on OTC swaps	—	—	428,347
Payables:
Securities purchased	—	—	5,450
Accrued investment advisory fees	—	3,270	—
Accrued distribution fees—Class N	97	146	120
Capital shares redeemed	—	250	26,616
Dividends payable on securities sold short	609	12,376	—
Other accrued expenses and liabilities	53,660	64,322	68,965

Total Liabilities	673,486	7,055,385	529,498

Net Assets	$2,293,241	$24,040,264	$7,549,852

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$2,501,421	$35,697,878	$14,174,857
Total distributable earnings (loss)	(208,180)	(11,657,614)	(6,625,005)

Net Assets	$2,293,241	$24,040,264	$7,549,852

NET ASSETS:
Class I	$790,070	$23,257,509	$4,133,121
Class N	471,044	705,114	578,379
Class R6	1,032,127	77,641	2,838,352

SHARES OUTSTANDING:
Class I	85,565	2,173,106	387,524
Class N	51,236	65,844	54,191
Class R6	111,710	7,249	266,274

NET ASSET VALUE:
Class I	$9.23	$10.70	$10.67
Class N	$9.19	$10.71	$10.67
Class R6	$9.24	$10.71	$10.66

‡ Cash denominated in foreign currencies at cost	$—	$109,272	$33,290

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Operations	September 30, 2019

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$26,850,832	$8,727,633	$9,590,541	$7,471,838
Securities lending income, net	59,130	1,005,924	14,492	11,707

Total Income	26,909,962	9,733,557	9,605,033	7,483,545

EXPENSES:
Investment advisory fees	4,665,522	3,095,860	1,403,077	1,487,564
Custody fees	58,246	29,738	58,139	107,007
Administration & accounting fees	329,211	141,144	76,225	62,709
Legal fees	59,324	22,981	11,341	9,189
Audit & tax fees	37,108	35,210	36,805	36,396
Shareholder reporting fees	110,092	64,205	35,772	33,608
Transfer agent fees	468,001	70,591	92,316	65,294
Trustee fees	73,845	30,111	15,583	12,599
Distribution fees—Class N	155,056	18,504	13,129	10,988
Interest expense	12,877	—	28,390	4,076
Interfund lending expense	—	—	1,278	—
Recoupment of waiver	4,727	—	—	—
Registration fees	87,358	56,516	58,940	53,930
Pricing fee	12	2,315	24,047	24,106
Other expenses	89,763	53,953	53,430	55,945

Total Expenses	6,151,142	3,621,128	1,908,472	1,963,411

Less fee waivers and/or reimbursements	(59,215)	(132,802)	(229,051)	(282,536)

Net Expenses	6,091,927	3,488,326	1,679,421	1,680,875

Net Investment Income (Loss)	20,818,035	6,245,231	7,925,612	5,802,670

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	42,105,315	(7,721,937)	(6,537,540)	(5,353,696)
Settlement of foreign currency and foreign currency transactions	—	—	104,814	(212,895)
Expiration or closing of futures contracts	1,586,011	(666)	221,401	477,792

Net realized gain (loss)	43,691,326	(7,722,603)	(6,211,325)	(5,088,799)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $294,104)	(156,097,879)	(85,607,982)	(18,352,525)	(15,046,333)
Foreign currency and foreign currency transactions	—	—	(99,759)	(20,278)
Futures contracts	22,502	(22,364)	(36,120)	(228,347)

Net change in unrealized appreciation (depreciation)	(156,075,377)	(85,630,346)	(18,488,404)	(15,294,958)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(112,384,051)	(93,352,949)	(24,699,729)	(20,383,757)

Net increase (decrease) in net assets resulting from operations	$(91,566,016)	$(87,107,718)	$(16,774,117)	$(14,581,087)

† Net of foreign taxes withheld of	$10,540	$3,345	$982,729	$602,588

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Operations	September 30, 2019

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$4,978,380	$362,497	$6,180,498	$10,080,719
Securities lending income, net	2,365	43,142	20,851	22,912

Total Income	4,980,745	405,639	6,201,349	10,103,631

EXPENSES:
Investment advisory fees	888,031	126,997	831,317	2,022,150
Custody fees	20,779	19,839	47,231	149,756
Administration & accounting fees	74,475	19,093	51,186	80,406
Legal fees	11,682	963	7,021	12,571
Audit & tax fees	31,800	32,535	36,323	36,971
Shareholder reporting fees	26,573	4,903	19,874	25,899
Transfer agent fees	106,823	40,079	46,848	47,236
Trustee fees	14,817	2,179	9,548	16,639
Distribution fees—Class N	3,385	10,189	3,362	2,723
Interest expense	—	2,060	975	—
Registration fees	60,163	47,092	53,888	53,210
Pricing fee	—	81	22,915	23,049
Other expenses	39,451	28,568	32,524	73,221

Total Expenses	1,277,979	334,578	1,163,012	2,543,831

Less fee waivers and/or reimbursements	(142,897)	(159,385)	(201,809)	(306,373)

Net Expenses	1,135,082	175,193	961,203	2,237,458

Net Investment Income (Loss)	3,845,663	230,446	5,240,146	7,866,173

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	1,207,107	(587,356)	26,178	(840,678)
Settlement of foreign currency and foreign currency transactions	—	—	(29,025)	(142,871)
Expiration or closing of futures contracts	865,248	(18,305)	89,593	(91,726)

Net realized gain (loss)	2,072,355	(605,661)	86,746	(1,075,275)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $360,398)	(12,994,514)	(4,554,664)	(9,514,915)	(24,597,277)
Foreign currency and foreign currency transactions	—	—	(23,248)	(24,257)
Futures contracts	(96,443)	(13,514)	(45,656)	(335,796)

Net change in unrealized appreciation (depreciation)	(13,090,957)	(4,568,178)	(9,583,819)	(24,957,330)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(11,018,602)	(5,173,839)	(9,497,073)	(26,032,605)

Net increase (decrease) in net assets resulting from operations	$(7,172,939)	$(4,943,393)	$(4,256,927)	$(18,166,432)

† Net of foreign taxes withheld of	$4,110	$325	$608,045	$1,005,145

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Operations	September 30, 2019

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers	$14,920,753	$2,614,198	$11,116,393	$3,392,396
Securities lending income, net	114,463	375,784	109,529	24,800

Total Income	15,035,216	2,989,982	11,225,922	3,417,196

EXPENSES:
Investment advisory fees	2,330,861	1,252,387	1,676,195	538,928
Custody fees	39,446	34,118	79,948	17,931
Administration & accounting fees	202,201	69,962	98,510	57,465
Legal fees	34,520	10,140	15,910	8,210
Audit & tax fees	33,425	31,993	37,842	31,459
Shareholder reporting fees	67,066	25,972	42,634	19,650
Transfer agent fees	816,882	268,929	367,281	133,987
Trustee fees	44,633	13,876	20,280	10,968
Distribution fees—Class N	163,610	8,488	90,056	21,714
Interest expense	29,667	4,517	4,064	—
Registration fees	76,369	61,405	62,333	49,255
Pricing fee	—	793	24,186	—
Other expenses	61,784	36,720	53,594	39,612

Total Expenses	3,900,464	1,819,300	2,572,833	929,179

Less fee waivers and/or reimbursements	(92,800)	(158,855)	(234,609)	(139,567)

Net Expenses	3,807,664	1,660,445	2,338,224	789,612

Net Investment Income (Loss)	11,227,552	1,329,537	8,887,698	2,627,584

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	84,640,861	15,090,056	(16,312,281)	3,648,212
Settlement of foreign currency and foreign currency transactions	—	—	(61,156)	—
Expiration or closing of futures contracts	2,152,389	(739,063)	309,533	169,350

Net realized gain (loss)	86,793,250	14,350,993	(16,063,904)	3,817,562

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(104,031,612)	(57,753,141)	(7,944,606)	(5,883,748)
Foreign currency and foreign currency transactions	(24)	—	(31,158)	—
Futures contracts	(263,818)	(138,926)	(124,542)	(68,741)

Net change in unrealized appreciation (depreciation)	(104,295,454)	(57,892,067)	(8,100,306)	(5,952,489)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(17,502,204)	(43,541,074)	(24,164,210)	(2,134,927)

Net increase (decrease) in net assets resulting from operations	$(6,274,652)	$(42,211,537)	$(15,276,512)	$492,657

† Net of foreign taxes withheld of	$—	$1,524	$1,147,608	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Operations	September 30, 2019

	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$536,716	$2,976,029	$59,470,365	$7,077,529
Affiliated issuers	—	—	3,435,077	—
Securities lending income, net	67,104	28,912	169,324	7,691

Total Income	603,820	3,004,941	63,074,766	7,085,220

EXPENSES:
Investment advisory fees	245,031	435,511	8,035,240	893,377
Custody fees	25,932	43,492	98,670	50,765
Administration & accounting fees	25,080	36,010	635,111	58,940
Legal fees	2,154	4,240	118,694	8,642
Audit & tax fees	31,279	36,045	43,783	36,481
Shareholder reporting fees	9,083	10,951	291,327	18,541
Transfer agent fees	71,499	70,721	2,083,777	207,852
Trustee fees	3,554	6,053	145,840	11,264
Distribution fees—Class N	8,433	14,640	841,668	14,561
Interest expense	2,002	10,437	—	—
Recoupment of waiver	—	—	41,933	—
Registration fees	53,022	50,082	472,206	61,771
Pricing fee	183	23,843	77	24,066
Other expenses	26,370	36,772	141,631	37,719

Total Expenses	503,622	778,797	12,949,957	1,423,979

Less fee waivers and/or reimbursements	(165,776)	(208,044)	(338,119)	(208,984)

Net Expenses	337,846	570,753	12,611,838	1,214,995

Net Investment Income (Loss)	265,974	2,434,188	50,462,928	5,870,225

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	567,567	(5,164,295)	(6,641,290)	(1,245,262)
Transactions in investment securities of affiliated issuers	—	—	13,602	—
Settlement of foreign currency and foreign currency transactions	—	(28,557)	—	(18,290)
Expiration or closing of futures contracts	79,206	102,602	4,731,019	(400,350)

Net realized gain (loss)	646,773	(5,090,250)	(1,896,669)	(1,663,902)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(8,473,761)	(2,581,950)	326,285,614	(2,121,777)
Investment securities of affiliated issuers	—	—	12,188	—
Foreign currency and foreign currency transactions	—	(12,813)	—	(15,323)
Futures contracts	(27,957)	(34,754)	(910,152)	(78,414)

Net change in unrealized appreciation (depreciation)	(8,501,718)	(2,629,517)	325,387,650	(2,215,514)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(7,854,945)	(7,719,767)	323,490,981	(3,879,416)

Net increase (decrease) in net assets resulting from operations	$(7,588,971)	$(5,285,579)	$373,953,909	$1,990,809

† Net of foreign taxes withheld of	$279	$304,920	$537	$656,075

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Operations	September 30, 2019

	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$2,391,234	$7,948,055	$11,643,466	$332,020
Securities lending income, net	4,634	25,427	1,948	—

Total Income	2,395,868	7,973,482	11,645,414	332,020

EXPENSES:
Investment advisory fees	457,116	1,884,855	2,307,812	90,484
Custody fees	62,617	45,871	88,896	58
Administration & accounting fees	30,803	78,110	88,817	16,915
Legal fees	3,567	12,688	12,567	—
Audit & tax fees	37,389	39,206	42,822	32,610
Shareholder reporting fees	12,510	25,911	40,484	4,722
Transfer agent fees	100,589	197,785	330,017	29,691
Trustee fees	4,848	15,977	17,661	1,708
Distribution fees—Class N	24,816	8,807	22,325	1,630
Dividends on securities sold short (Note 3)	—	—	—	85,870
Interest expense	975	344	12,741	—
Interfund lending expense	283	—	841	—
Recoupment of waiver	—	1,743	—	—
Registration fees	49,417	61,587	75,223	43,591
Pricing fee	19,436	28,542	31,623	—
Other expenses	31,596	33,543	61,857	22,659

Total Expenses	835,962	2,434,969	3,133,686	329,938

Less fee waivers and/or reimbursements	(226,007)	(41,392)	(138,101)	(124,218)

Net Expenses	609,955	2,393,577	2,995,585	205,720

Net Investment Income (Loss)	1,785,913	5,579,905	8,649,829	126,300

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $30,474, $—, $— and $—)	(848,813)	(11,443,166)	(15,819,362)	(219,719)
Settlement of foreign currency and foreign currency transactions	(7,410)	(76,719)	243,492	—
Settlement of forward foreign currency contracts	—	935,386	(368,261)	—
Expiration or closing of futures contracts	(206,589)	85,521	16,809	—
Closed short positions in securities	—	—	—	(228,367)
Expiration or closing of swap contracts	—	(1,708,165)	(2,891,663)	—

Net realized gain (loss)	(1,062,812)	(12,207,143)	(18,818,985)	(448,086)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $25,281, $—, $— and $—)	(4,236,874)	(14,848,710)	(15,446,654)	(1,055,502)
Foreign currency and foreign currency transactions	(1,823)	667	(33,059)	—
Forward foreign currency exchange contracts	—	1,244,544	916,930	—
Futures contracts	(104,952)	(1,338,101)	(4,772,741)	—
Short positions in securities	—	—	—	682,784
Swap contracts	—	(950,933)	(205,040)	—

Net change in unrealized appreciation (depreciation)	(4,343,649)	(15,892,533)	(19,540,564)	(372,718)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(5,406,461)	(28,099,676)	(38,359,549)	(820,804)

Net increase (decrease) in net assets resulting from operations	$(3,620,548)	$(22,519,771)	$(29,709,720)	$(694,504)

† Net of foreign taxes withheld of	$263,786	$483,231	$1,246,999	$121

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Operations	September 30, 2019

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	36,869	$1,350,670	$300,567

Total Income	36,869	1,350,670	300,567

EXPENSES:
Investment advisory fees	18,989	260,098	131,607
Custody fees	59	—	60,127
Administration & accounting fees	14,300	21,258	17,111
Legal fees	2,778	354	191
Audit & tax fees	34,528	37,636	35,551
Shareholder reporting fees	3,649	13,849	6,288
Transfer agent fees	17,403	50,425	25,493
Trustee fees	1,112	2,650	1,681
Distribution fees—Class N	1,222	8,440	6,659
Dividends on securities sold short (Note 3)	10,083	340,561	—
Interest expense	—	1,331	3,163
Registration fees	43,537	47,675	44,847
Pricing fee	40	—	60
Other expenses	23,282	28,988	31,647

Total Expenses	170,982	813,265	364,425

Less fee waivers and/or reimbursements	(138,256)	(134,639)	(200,953)

Net Expenses	32,726	678,626	163,472

Net Investment Income (Loss)	4,143	672,044	137,095

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(107,820)	(11,534,802)	(3,030,133)
Settlement of foreign currency and foreign currency transactions	—	4,541	(28,121)
Expiration or closing of futures contracts	—	(123,448)	28,273
Closed short positions in securities	51,736	2,186,849	—
Expiration or closing of swap contracts	—	—	(1,386,482)

Net realized gain (loss)	(56,084)	(9,466,860)	(4,416,463)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(511,059)	1,438,585	740,254
Foreign currency and foreign currency transactions	—	(2,566)	(1,314)
Futures contracts	—	(15,791)	(20,382)
Short positions in securities	124,470	272,890	—
Swap contracts	—	—	(144,423)

Net change in unrealized appreciation (depreciation)	(386,589)	1,693,118	574,135

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(442,673)	(7,773,742)	(3,842,328)

Net increase (decrease) in net assets resulting from operations	$(438,530)	$(7,101,698)	$(3,705,233)

† Net of foreign taxes withheld of	$10	$120,585	$28,434

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$20,818,035	$26,303,949	$6,245,231	$5,323,028
Net realized gain (loss)	43,691,326	115,957,572	(7,722,603)	73,361,907
Net change in unrealized appreciation (depreciation)	(156,075,377)	114,189,604	(85,630,346)	(12,611,693)
Net increase (decrease) in net assets resulting from operations	(91,566,016)	256,451,125	(87,107,718)	66,073,242

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(29,255,991)	(10,776,250)	(5,107,307)	(5,462,948)
Class N	(4,037,015)	(1,302,797)	(713,157)	(690,037)
Class R6	(70,459,300)	(30,638,035)	(64,613,496)	(64,425,548)
Total distributions	(103,752,306)	(42,717,082)	(70,433,960)	(70,578,533)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	76,666,928	95,787,362	24,301,994	15,582,728
Reinvestment of distributions	27,844,268	9,776,384	5,096,676	5,462,948
Cost of shares redeemed	(198,249,995)	(108,671,308)	(36,310,691)	(14,167,311)

Net increase (decrease) from capital transactions	(93,738,799)	(3,107,562)	(6,912,021)	6,878,365

CLASS N
Proceeds from shares sold	11,088,415	25,335,787	4,653,780	3,216,149
Reinvestment of distributions	4,032,863	1,300,872	711,291	687,488
Cost of shares redeemed	(21,694,110)	(25,474,909)	(3,140,219)	(4,669,146)

Net increase (decrease) from capital transactions	(6,572,832)	1,161,750	2,224,852	(765,509)

CLASS R6
Proceeds from shares sold	220,595,627	350,817,533	86,312,953	83,802,921
Reinvestment of distributions	70,083,771	30,519,773	59,445,615	59,088,320
Cost of shares redeemed	(492,971,510)	(414,196,743)	(176,803,604)	(196,791,558)

Net increase (decrease) from capital transactions	(202,292,112)	(32,859,437)	(31,045,036)	(53,900,317)

Net increase (decrease) in net assets resulting from capital transactions	(302,603,743)	(34,805,249)	(35,732,205)	(47,787,461)
Total increase (decrease) in net assets	(497,922,065)	178,928,794	(193,273,883)	(52,292,752)

NET ASSETS:
Beginning of period	1,944,974,601	1,766,045,807	745,430,476	797,723,228

End of period	$1,447,052,536	$1,944,974,601	$552,156,593	$745,430,476

The accompanying notes are an integral part of these financial statements.	(continued on p. 204)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	26,927,588	27,105,928	3,884,358	3,425,976
Shares sold	4,765,437	5,333,007	2,002,640	999,126
Shares issued on reinvestment of distributions	1,916,330	550,162	457,922	365,415
Shares redeemed	(12,114,080)	(6,061,509)	(2,923,864)	(906,159)

Shares outstanding, end of period	21,495,275	26,927,588	3,421,056	3,884,358

CLASS N
Shares outstanding, beginning of period	3,794,725	3,733,125	492,827	538,645
Shares sold	692,786	1,415,274	368,035	205,765
Shares issued on reinvestment of distributions	278,320	73,454	64,023	46,078
Shares redeemed	(1,339,700)	(1,427,128)	(249,068)	(297,661)

Shares outstanding, end of period	3,426,131	3,794,725	675,817	492,827

CLASS R6
Shares outstanding, beginning of period	72,590,387	73,872,372	42,484,766	45,548,724
Shares sold	13,687,568	19,575,372	6,863,675	5,393,761
Shares issued on reinvestment of distributions	4,826,706	1,719,424	5,336,231	3,949,754
Shares redeemed	(30,041,572)	(22,576,781)	(14,076,207)	(12,407,473)

Shares outstanding, end of period	61,063,089	72,590,387	40,608,465	42,484,766

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$7,925,612	$11,551,805	$5,802,670	$6,226,903
Net realized gain (loss)	(6,211,325)	17,742,504	(5,088,799)	8,610,084
Net change in unrealized appreciation (depreciation)	(18,488,404)	(24,519,767)	(15,294,958)	(24,866,761)
Net increase (decrease) in net assets resulting from operations	(16,774,117)	4,774,542	(14,581,087)	(10,029,774)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(2,139,990)	(1,871,811)	(884,434)	(1,550,648)
Class N	(193,368)	(162,279)	(94,743)	(84,835)
Class R6	(8,221,394)	(9,653,985)	(5,027,138)	(3,875,940)
Total distributions	(10,554,752)	(11,688,075)	(6,006,315)	(5,511,423)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	26,409,442	26,293,510	29,208,136	25,979,657
Reinvestment of distributions	2,135,307	1,868,748	884,434	1,550,537
Cost of shares redeemed	(56,350,552)	(20,451,269)	(15,070,134)	(95,086,495)

Net increase (decrease) from capital transactions	(27,805,803)	7,710,989	15,022,436	(67,556,301)

CLASS N
Proceeds from shares sold	1,117,601	2,806,811	1,055,493	9,802,946
Reinvestment of distributions	192,003	161,205	94,743	84,835
Cost of shares redeemed	(3,432,493)	(4,820,322)	(2,235,536)	(11,280,986)

Net increase (decrease) from capital transactions	(2,122,889)	(1,852,306)	(1,085,300)	(1,393,205)

CLASS R6
Proceeds from shares sold	48,846,761	56,823,039	33,831,342	112,121,781
Reinvestment of distributions	8,108,462	9,578,079	4,976,491	3,839,830
Cost of shares redeemed	(146,764,111)	(116,207,995)	(112,987,983)	(49,354,536)

Net increase (decrease) from capital transactions	(89,808,888)	(49,806,877)	(74,180,150)	66,607,075

Net increase (decrease) in net assets resulting from capital transactions	(119,737,580)	(43,948,194)	(60,243,014)	(2,342,431)
Total increase (decrease) in net assets	(147,066,449)	(50,861,727)	(80,830,416)	(17,883,628)

NET ASSETS:
Beginning of period	419,406,953	470,268,680	308,617,256	326,500,884

End of period	$272,340,504	$419,406,953	$227,786,840	$308,617,256

The accompanying notes are an integral part of these financial statements.	(continued on p. 206)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	7,029,983	6,382,844	3,431,269	9,084,086
Shares sold	2,518,735	2,185,654	3,074,691	2,323,815
Shares issued on reinvestment of distributions	216,782	156,381	98,270	141,990
Shares redeemed	(5,226,416)	(1,694,896)	(1,584,316)	(8,118,622)

Shares outstanding, end of period	4,539,084	7,029,983	5,019,914	3,431,269

CLASS N
Shares outstanding, beginning of period	587,720	741,408	522,910	629,566
Shares sold	104,665	233,747	111,531	900,890
Shares issued on reinvestment of distributions	19,493	13,501	10,515	7,769
Shares redeemed	(325,511)	(400,936)	(234,013)	(1,015,315)

Shares outstanding, end of period	386,367	587,720	410,943	522,910

CLASS R6
Shares outstanding, beginning of period	28,081,392	32,248,885	26,340,267	20,749,080
Shares sold	4,601,367	4,735,673	3,536,675	9,659,418
Shares issued on reinvestment of distributions	824,031	802,856	552,943	351,311
Shares redeemed	(13,780,223)	(9,706,022)	(11,836,365)	(4,419,542)

Shares outstanding, end of period	19,726,567	28,081,392	18,593,520	26,340,267

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$3,845,663	$3,688,218	$230,446	$168,422
Net realized gain (loss)	2,072,355	2,705,323	(605,661)	1,215,134
Net change in unrealized appreciation (depreciation)	(13,090,957)	29,885,351	(4,568,178)	1,831,318
Net increase (decrease) in net assets resulting from operations	(7,172,939)	36,278,892	(4,943,393)	3,214,874

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1,097,266)	(818,162)	(888,512)	(602,144)
Class N	(9,211)	(21,911)	(156,965)	(137,360)
Class R6	(2,768,055)	(2,148,486)	(102,358)	(65,206)
Total distributions	(3,874,532)	(2,988,559)	(1,147,835)	(804,710)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	34,012,624	21,740,496	9,706,331	5,052,196
Reinvestment of distributions	1,092,204	813,559	888,512	601,692
Cost of shares redeemed	(26,498,029)	(8,616,650)	(13,799,453)	(2,891,525)

Net increase (decrease) from capital transactions	8,606,799	13,937,405	(3,204,610)	2,762,363

CLASS N
Proceeds from shares sold	331,491	659,520	3,251,071	1,998,957
Reinvestment of distributions	9,211	21,911	156,965	137,360
Cost of shares redeemed	(1,222,576)	(892,234)	(5,282,013)	(1,601,248)

Net increase (decrease) from capital transactions	(881,874)	(210,803)	(1,873,977)	535,069

CLASS R6
Proceeds from shares sold	62,099,679	49,575,877	2,200,000	—
Reinvestment of distributions	2,759,941	2,145,431	102,358	65,206
Cost of shares redeemed	(48,750,879)	(25,434,061)	(2,214,265)	—

Net increase (decrease) from capital transactions	16,108,741	26,287,247	88,093	65,206

Net increase (decrease) in net assets resulting from capital transactions	23,833,666	40,013,849	(4,990,494)	3,362,638
Total increase (decrease) in net assets	12,786,195	73,304,182	(11,081,722)	5,772,802

NET ASSETS:
Beginning of period	301,079,804	227,775,622	34,834,661	29,061,859

End of period	$313,865,999	$301,079,804	$23,752,939	$34,834,661

The accompanying notes are an integral part of these financial statements.	(continued on p. 208)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	6,377,943	5,295,943	1,995,387	1,766,988
Shares sold	2,818,483	1,676,676	915,815	410,222
Shares issued on reinvestment of distributions	96,741	63,214	91,411	49,974
Shares redeemed	(2,196,749)	(657,890)	(1,327,219)	(231,797)

Shares outstanding, end of period	7,096,418	6,377,943	1,675,394	1,995,387

CLASS N
Shares outstanding, beginning of period	167,713	183,388	506,568	457,078
Shares sold	26,412	50,916	298,773	166,366
Shares issued on reinvestment of distributions	814	1,705	16,149	11,437
Shares redeemed	(96,706)	(68,296)	(487,452)	(128,313)

Shares outstanding, end of period	98,233	167,713	334,038	506,568

CLASS R6
Shares outstanding, beginning of period	15,366,286	13,352,220	198,460	193,053
Shares sold	5,071,394	3,792,122	196,779	—
Shares issued on reinvestment of distributions	244,459	166,700	10,520	5,407
Shares redeemed	(3,945,278)	(1,944,756)	(198,056)	—

Shares outstanding, end of period	16,736,861	15,366,286	207,703	198,460

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$5,240,146	$4,369,425	$7,866,173	$7,400,800
Net realized gain (loss)	86,746	1,535,987	(1,075,275)	517,840
Net change in unrealized appreciation (depreciation)	(9,583,819)	(3,311,001)	(24,957,330)	(18,402,848)
Net increase (decrease) in net assets resulting from operations	(4,256,927)	2,594,411	(18,166,432)	(10,484,208)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(560,998)	(644,479)	(468,070)	(286,290)
Class N	(26,702)	(47,940)	(19,782)	(31,785)
Class R6	(3,512,605)	(3,770,415)	(6,711,111)	(5,586,088)
Total distributions	(4,100,305)	(4,462,834)	(7,198,963)	(5,904,163)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	16,496,548	8,564,970	31,578,334	5,010,657
Reinvestment of distributions	560,998	639,789	457,476	277,677
Cost of shares redeemed	(15,106,987)	(5,986,354)	(10,833,640)	(4,025,314)

Net increase (decrease) from capital transactions	1,950,559	3,218,405	21,202,170	1,263,020

CLASS N
Proceeds from shares sold	196,357	539,743	173,890	537,217
Reinvestment of distributions	26,702	47,940	19,782	31,785
Cost of shares redeemed	(478,074)	(1,087,872)	(1,078,564)	(1,093,736)

Net increase (decrease) from capital transactions	(255,015)	(500,189)	(884,892)	(524,734)

CLASS R6
Proceeds from shares sold	41,431,180	27,806,384	29,626,938	15,239,075
Reinvestment of distributions	3,506,710	3,766,767	6,706,777	5,584,281
Cost of shares redeemed	(39,785,578)	(20,020,485)	(20,702,236)	(26,016,762)

Net increase (decrease) from capital transactions	5,152,312	11,552,666	15,631,479	(5,193,406)

Net increase (decrease) in net assets resulting from capital transactions	6,847,856	14,270,882	35,948,757	(4,455,120)
Total increase (decrease) in net assets	(1,509,376)	12,402,459	10,583,362	(20,843,491)

NET ASSETS:
Beginning of period	191,671,650	179,269,191	332,010,906	352,854,397

End of period	$190,162,274	$191,671,650	$342,594,268	$332,010,906

The accompanying notes are an integral part of these financial statements.	(continued on p. 210)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,596,584	2,306,712	1,632,300	1,529,628
Shares sold	1,632,264	764,768	3,206,157	447,137
Shares issued on reinvestment of distributions	60,064	57,073	49,085	24,552
Shares redeemed	(1,520,395)	(531,969)	(1,120,838)	(369,017)

Shares outstanding, end of period	2,768,517	2,596,584	3,766,704	1,632,300

CLASS N
Shares outstanding, beginning of period	140,413	186,870	158,387	207,005
Shares sold	19,240	48,084	17,624	46,682
Shares issued on reinvestment of distributions	2,862	4,284	2,113	2,808
Shares redeemed	(46,615)	(98,825)	(108,819)	(98,108)

Shares outstanding, end of period	115,900	140,413	69,305	158,387

CLASS R6
Shares outstanding, beginning of period	14,573,362	13,549,216	29,565,703	29,960,986
Shares sold	4,108,613	2,458,198	3,060,090	1,347,163
Shares issued on reinvestment of distributions	375,049	335,420	718,840	493,747
Shares redeemed	(3,931,632)	(1,769,472)	(2,074,018)	(2,236,193)

Shares outstanding, end of period	15,125,392	14,573,362	31,270,615	29,565,703

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$11,227,552	$8,933,124	$1,329,537	$827,127
Net realized gain (loss)	86,793,250	91,679,378	14,350,993	60,712,063
Net change in unrealized appreciation (depreciation)	(104,295,454)	129,534,690	(57,892,067)	8,547,276
Net increase (decrease) in net assets resulting from operations	(6,274,652)	230,147,192	(42,211,537)	70,086,466

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(72,200,119)	(76,341,133)	(53,206,130)	(32,807,701)
Class N	(5,900,343)	(5,133,765)	(445,612)	(99,309)
Class R6	(9,607,587)	(5,802,831)	(3,791,401)	(1,143,211)
Total distributions	(87,708,049)	(87,277,729)	(57,443,143)	(34,050,221)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	208,971,708	163,829,903	53,263,679	45,235,866
Reinvestment of distributions	71,979,907	76,128,358	53,171,180	32,791,199
Cost of shares redeemed	(509,906,777)	(246,125,073)	(159,487,211)	(125,115,397)

Net increase (decrease) from capital transactions	(228,955,162)	(6,166,812)	(53,052,352)	(47,088,332)

CLASS N
Proceeds from shares sold	16,267,408	15,958,025	2,912,333	1,813,033
Reinvestment of distributions	5,899,882	5,133,360	445,611	99,309
Cost of shares redeemed	(26,220,425)	(11,837,299)	(1,032,215)	(951,481)

Net increase (decrease) from capital transactions	(4,053,135)	9,254,086	2,325,729	960,861

CLASS R6
Proceeds from shares sold	123,089,068	42,405,165	42,869,795	8,229,692
Reinvestment of distributions	9,584,078	5,772,894	3,789,230	1,142,144
Cost of shares redeemed	(23,523,121)	(22,976,645)	(6,572,867)	(1,722,087)

Net increase (decrease) from capital transactions	109,150,025	25,201,414	40,086,158	7,649,749

Net increase (decrease) in net assets resulting from capital transactions	(123,858,272)	28,288,688	(10,640,465)	(38,477,722)
Total increase (decrease) in net assets	(217,840,973)	171,158,151	(110,295,145)	(2,441,477)

NET ASSETS:
Beginning of period	1,165,809,654	994,651,503	370,662,047	373,103,524

End of period	$947,968,681	$1,165,809,654	$260,366,902	$370,662,047

The accompanying notes are an integral part of these financial statements.	(continued on p. 212)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	39,475,038	39,535,338	12,775,107	14,479,520
Shares sold	9,718,404	7,100,399	2,827,525	1,806,138
Shares issued on reinvestment of distributions	3,924,750	3,516,321	3,319,050	1,394,777
Shares redeemed	(23,069,980)	(10,677,020)	(8,118,845)	(4,905,328)

Shares outstanding, end of period	30,048,212	39,475,038	10,802,837	12,775,107

CLASS N
Shares outstanding, beginning of period	3,100,311	2,686,851	104,431	69,288
Shares sold	762,646	691,541	154,904	68,924
Shares issued on reinvestment of distributions	321,169	236,888	27,764	4,217
Shares redeemed	(1,185,250)	(514,969)	(51,586)	(37,998)

Shares outstanding, end of period	2,998,876	3,100,311	235,513	104,431

CLASS R6
Shares outstanding, beginning of period	4,088,262	3,001,708	780,973	480,490
Shares sold	5,498,392	1,830,232	2,268,772	318,663
Shares issued on reinvestment of distributions	524,293	267,388	237,420	48,705
Shares redeemed	(1,135,988)	(1,011,066)	(362,336)	(66,885)

Shares outstanding, end of period	8,974,959	4,088,262	2,924,829	780,973

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR TM LARGE CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$8,887,698	$7,928,075	$2,627,584	$1,759,417
Net realized gain (loss)	(16,063,904)	16,893,422	3,817,562	1,745,014
Net change in unrealized appreciation (depreciation)	(8,100,306)	(7,558,752)	(5,952,489)	41,796,827
Net increase (decrease) in net assets resulting from operations	(15,276,512)	17,262,745	492,657	45,301,258

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(5,928,748)	(7,041,640)	(931,706)	(716,329)
Class N	(566,839)	(676,884)	(63,962)	(65,175)
Class R6	(1,236,921)	(1,097,301)	(922,374)	(777,211)
Total distributions	(7,732,508)	(8,815,825)	(1,918,042)	(1,558,715)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	80,801,406	72,031,543	30,205,232	16,390,697
Reinvestment of distributions	5,922,874	7,039,182	926,582	716,292
Cost of shares redeemed	(146,355,156)	(63,862,539)	(22,859,210)	(12,862,332)

Net increase (decrease) from capital transactions	(59,630,876)	15,208,186	8,272,604	4,244,657

CLASS N
Proceeds from shares sold	9,323,125	9,462,734	3,335,552	5,079,649
Reinvestment of distributions	566,839	676,884	63,962	65,175
Cost of shares redeemed	(11,286,951)	(4,340,652)	(10,394,463)	(2,566,725)

Net increase (decrease) from capital transactions	(1,396,987)	5,798,966	(6,994,949)	2,578,099

CLASS R6
Proceeds from shares sold	78,971,586	23,220,150	17,591,041	18,538,623
Reinvestment of distributions	1,236,921	1,097,301	922,374	776,372
Cost of shares redeemed	(13,252,960)	(7,166,865)	(16,054,920)	(21,657,707)

Net increase (decrease) from capital transactions	66,955,547	17,150,586	2,458,495	(2,342,712)

Net increase (decrease) in net assets resulting from capital transactions	5,927,684	38,157,738	3,736,150	4,480,044
Total increase (decrease) in net assets	(17,081,336)	46,604,658	2,310,765	48,222,587

NET ASSETS:
Beginning of period	453,073,177	406,468,519	228,411,562	180,188,975

End of period	$435,991,841	$453,073,177	$230,722,327	$228,411,562

The accompanying notes are an integral part of these financial statements.	(continued on p. 214)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR TM LARGE CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	22,041,901	21,061,118	4,686,066	4,484,510
Shares sold	5,646,060	4,535,715	1,373,586	751,698
Shares issued on reinvestment of distributions	454,557	450,363	47,444	34,388
Shares redeemed	(10,112,528)	(4,005,295)	(1,049,971)	(584,530)

Shares outstanding, end of period	18,029,990	22,041,901	5,057,125	4,686,066

CLASS N
Shares outstanding, beginning of period	2,564,776	2,200,569	566,003	440,406
Shares sold	645,947	594,470	154,337	238,388
Shares issued on reinvestment of distributions	43,536	43,362	3,285	3,142
Shares redeemed	(798,628)	(273,625)	(476,049)	(115,933)

Shares outstanding, end of period	2,455,631	2,564,776	247,576	566,003

CLASS R6
Shares outstanding, beginning of period	4,048,617	2,964,194	4,240,403	4,353,778
Shares sold	5,433,386	1,465,684	815,846	860,572
Shares issued on reinvestment of distributions	95,148	70,340	47,301	37,344
Shares redeemed	(935,137)	(451,601)	(731,316)	(1,011,291)

Shares outstanding, end of period	8,642,014	4,048,617	4,372,234	4,240,403

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR TM SMALL CAP MOMENTUM STYLE FUND		AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$265,974	$118,806	$2,434,188	$2,308,085
Net realized gain (loss)	646,773	4,268,207	(5,090,250)	(46,077)
Net change in unrealized appreciation (depreciation)	(8,501,718)	6,085,405	(2,629,517)	772,434
Net increase (decrease) in net assets resulting from operations	(7,588,971)	10,472,418	(5,285,579)	3,034,442

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(4,001,037)	(169,922)	(927,157)	(797,114)
Class N	(262,280)	(10,537)	(146,595)	(85,403)
Class R6	(16,756)	(821)	(1,201,377)	(1,116,578)
Total distributions	(4,280,073)	(181,280)	(2,275,129)	(1,999,095)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	12,666,621	10,834,814	19,505,173	19,357,361
Reinvestment of distributions	4,001,037	169,922	927,157	797,114
Cost of shares redeemed	(17,878,395)	(5,456,512)	(23,861,121)	(6,113,073)

Net increase (decrease) from capital transactions	(1,210,737)	5,548,224	(3,428,791)	14,041,402

CLASS N
Proceeds from shares sold	2,289,484	2,527,376	2,262,242	3,893,025
Reinvestment of distributions	262,280	10,537	146,595	85,403
Cost of shares redeemed	(4,373,452)	(898,531)	(6,530,671)	(979,905)

Net increase (decrease) from capital transactions	(1,821,688)	1,639,382	(4,121,834)	2,998,523

CLASS R6
Proceeds from shares sold	104,981	—	21,970,735	12,953,829
Reinvestment of distributions	16,756	821	1,201,377	1,114,827
Cost of shares redeemed	(4,754)	(8,633)	(26,517,708)	(8,789,957)

Net increase (decrease) from capital transactions	116,983	(7,812)	(3,345,596)	5,278,699

Net increase (decrease) in net assets resulting from capital transactions	(2,915,442)	7,179,794	(10,896,221)	22,318,624
Total increase (decrease) in net assets	(14,784,486)	17,470,932	(18,456,929)	23,353,971

NET ASSETS:
Beginning of period	68,748,429	51,277,497	129,119,467	105,765,496

End of period	$53,963,943	$68,748,429	$110,662,538	$129,119,467

The accompanying notes are an integral part of these financial statements.	(continued on p. 216)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR TM SMALL CAP MOMENTUM STYLE FUND		AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,783,889	2,509,919	4,221,232	3,220,835
Shares sold	743,368	524,732	1,564,618	1,378,829
Shares issued on reinvestment of distributions	256,971	8,638	81,116	57,512
Shares redeemed	(1,014,980)	(259,400)	(1,970,718)	(435,944)

Shares outstanding, end of period	2,769,248	2,783,889	3,896,248	4,221,232

CLASS N
Shares outstanding, beginning of period	255,490	170,348	567,899	352,156
Shares sold	129,115	127,061	184,515	279,751
Shares issued on reinvestment of distributions	16,954	539	12,893	6,193
Shares redeemed	(241,794)	(42,458)	(521,896)	(70,201)

Shares outstanding, end of period	159,765	255,490	243,411	567,899

CLASS R6
Shares outstanding, beginning of period	10,115	10,527	4,539,868	4,159,523
Shares sold	5,598	—	1,803,368	925,199
Shares issued on reinvestment of distributions	1,078	42	105,476	80,668
Shares redeemed	(275)	(454)	(2,191,181)	(625,522)

Shares outstanding, end of period	16,516	10,115	4,257,531	4,539,868

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR LARGE CAP DEFENSIVE STYLE FUND		AQR INTERNATIONAL DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$50,462,928	$22,477,406	$5,870,225	$4,695,024
Net realized gain (loss)	(1,896,669)	11,562,453	(1,663,902)	18,479
Net change in unrealized appreciation (depreciation)	325,387,650	227,431,616	(2,215,514)	1,444,405
Net increase (decrease) in net assets resulting from operations	373,953,909	261,471,475	1,990,809	6,157,908

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(26,688,622)	(18,654,170)	(3,814,503)	(3,331,251)
Class N	(3,849,447)	(5,492,715)	(45,275)	(496,071)
Class R6	(5,023,387)	(6,324,648)	(854,388)	(542,164)
Total distributions	(35,561,456)	(30,471,533)	(4,714,166)	(4,369,486)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	1,972,562,955	810,293,817	83,305,651	55,344,839
Reinvestment of distributions	26,229,527	18,133,691	3,814,503	3,331,251
Cost of shares redeemed	(475,596,047)	(267,178,907)	(56,301,703)	(30,897,704)

Net increase (decrease) from capital transactions	1,523,196,435	561,248,601	30,818,451	27,778,386

CLASS N
Proceeds from shares sold	235,713,923	186,299,595	5,348,176	1,017,221
Reinvestment of distributions	3,846,554	5,487,991	45,275	496,071
Cost of shares redeemed	(188,127,052)	(162,802,126)	(2,630,209)	(27,897,011)

Net increase (decrease) from capital transactions	51,433,425	28,985,460	2,763,242	(26,383,719)

CLASS R6
Proceeds from shares sold	1,093,165,453	149,983,329	14,332,783	12,207,346
Reinvestment of distributions	4,786,377	6,238,950	854,388	542,164
Cost of shares redeemed	(203,426,938)	(87,148,011)	(12,042,134)	(3,902,657)

Net increase (decrease) from capital transactions	894,524,892	69,074,268	3,145,037	8,846,853

Net increase (decrease) in net assets resulting from capital transactions	2,469,154,752	659,308,329	36,726,730	10,241,520
Total increase (decrease) in net assets	2,807,547,205	890,308,271	34,003,373	12,029,942

NET ASSETS:
Beginning of period	2,120,915,355	1,230,607,084	206,938,585	194,908,643

End of period	$4,928,462,560	$2,120,915,355	$240,941,958	$206,938,585

The accompanying notes are an integral part of these financial statements.	(continued on p. 218)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR LARGE CAP DEFENSIVE STYLE FUND		AQR INTERNATIONAL DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	70,944,959	43,542,452	12,996,510	10,933,855
Shares sold	93,334,532	40,283,448	6,646,937	4,112,394
Shares issued on reinvestment of distributions	1,404,150	947,919	325,470	250,470
Shares redeemed	(22,781,758)	(13,828,860)	(4,521,060)	(2,300,209)

Shares outstanding, end of period	142,901,883	70,944,959	15,447,857	12,996,510

CLASS N
Shares outstanding, beginning of period	14,651,012	13,152,323	311,098	2,216,623
Shares sold	11,304,205	9,463,472	420,572	74,336
Shares issued on reinvestment of distributions	206,139	287,329	3,729	36,342
Shares redeemed	(9,031,616)	(8,252,112)	(201,411)	(2,016,203)

Shares outstanding, end of period	17,129,740	14,651,012	533,988	311,098

CLASS R6
Shares outstanding, beginning of period	14,618,977	10,858,002	2,148,850	1,486,721
Shares sold	50,596,500	7,774,083	1,138,497	910,345
Shares issued on reinvestment of distributions	256,642	326,818	72,962	40,826
Shares redeemed	(9,524,600)	(4,339,926)	(954,038)	(289,042)

Shares outstanding, end of period	55,947,519	14,618,977	2,406,271	2,148,850

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR EMERGING DEFENSIVE STYLE FUND		AQR GLOBAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$1,785,913	$1,521,046	$5,579,905	$4,670,399
Net realized gain (loss)	(1,062,812)	(442,833)	(12,207,143)	(183,515)
Net change in unrealized appreciation (depreciation)	(4,343,649)	1,090,686	(15,892,533)	13,990,609
Net increase (decrease) in net assets resulting from operations	(3,620,548)	2,168,899	(22,519,771)	18,477,493

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1,307,483)	(1,062,921)	(3,432,665)	(5,971,499)
Class N	(170,906)	(73,559)	(125,954)	(93,517)
Class R6	(3,638)	(3,683)	(6,749,720)	(8,440,765)
Total distributions	(1,482,027)	(1,140,163)	(10,308,339)	(14,505,781)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	19,466,019	19,640,073	125,296,360	189,043,769
Reinvestment of distributions	1,307,483	1,062,921	3,432,610	5,948,575
Cost of shares redeemed	(17,450,795)	(7,485,865)	(126,870,718)	(37,557,817)

Net increase (decrease) from capital transactions	3,322,707	13,217,129	1,858,252	157,434,527

CLASS N
Proceeds from shares sold	4,021,685	6,009,703	4,112,047	1,143,324
Reinvestment of distributions	170,906	73,559	125,954	93,517
Cost of shares redeemed	(6,819,403)	(1,037,741)	(1,572,315)	(1,421,316)

Net increase (decrease) from capital transactions	(2,626,812)	5,045,521	2,665,686	(184,475)

CLASS R6
Proceeds from shares sold	—	—	5,606,419	28,557,257
Reinvestment of distributions	3,638	3,683	6,749,720	8,440,765
Cost of shares redeemed	—	(19,572)	(59,698,432)	(13,692,590)

Net increase (decrease) from capital transactions	3,638	(15,889)	(47,342,293)	23,305,432

Net increase (decrease) in net assets resulting from capital transactions	699,533	18,246,761	(42,818,355)	180,555,484
Total increase (decrease) in net assets	(4,403,042)	19,275,497	(75,646,465)	184,527,196

NET ASSETS:
Beginning of period	86,666,146	67,390,649	374,499,456	189,972,260

End of period	$82,263,104	$86,666,146	$298,852,991	$374,499,456

The accompanying notes are an integral part of these financial statements.	(continued on p. 220)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR EMERGING DEFENSIVE STYLE FUND		AQR GLOBAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	7,937,988	6,592,892	21,833,772	4,671,412
Shares sold	2,113,972	1,993,757	16,079,422	20,630,784
Shares issued on reinvestment of distributions	147,738	108,683	467,022	667,629
Shares redeemed	(1,904,155)	(757,344)	(15,525,719)	(4,136,053)

Shares outstanding, end of period	8,295,543	7,937,988	22,854,497	21,833,772

CLASS N
Shares outstanding, beginning of period	1,011,849	509,044	234,167	255,046
Shares sold	430,692	599,651	509,744	126,366
Shares issued on reinvestment of distributions	18,843	7,341	17,254	10,531
Shares redeemed	(738,142)	(104,187)	(198,361)	(157,776)

Shares outstanding, end of period	723,242	1,011,849	562,804	234,167

CLASS R6
Shares outstanding, beginning of period	20,571	22,106	18,868,677	16,309,218
Shares sold	—	—	662,076	3,120,635
Shares issued on reinvestment of distributions	412	378	910,893	939,952
Shares redeemed	—	(1,913)	(7,511,004)	(1,501,128)

Shares outstanding, end of period	20,983	20,571	12,930,642	18,868,677

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR INTERNATIONAL EQUITY FUND		AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$8,649,829	$8,703,205	$126,300	$153,170
Net realized gain (loss)	(18,818,985)	2,903,816	(448,086)	(448,914)
Net change in unrealized appreciation (depreciation)	(19,540,564)	(18,998,017)	(372,718)	2,307,841
Net increase (decrease) in net assets resulting from operations	(29,709,720)	(7,390,996)	(694,504)	2,012,097

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(9,369,303)	(32,028,888)	(123,468)	(133,818)
Class N	(212,664)	(1,432,451)	(4,837)	(2,636)
Class R6	(1,034,678)	(3,935,384)	(12,733)	(19,501)
Total distributions	(10,616,645)	(37,396,723)	(141,038)	(155,955)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	67,537,610	150,167,056	3,130,567	5,959,715
Reinvestment of distributions	8,627,660	29,711,153	123,468	133,818
Cost of shares redeemed	(241,429,553)	(95,825,332)	(6,993,569)	(4,690,532)

Net increase (decrease) from capital transactions	(165,264,283)	84,052,877	(3,739,534)	1,403,001

CLASS N
Proceeds from shares sold	178,831	13,150,275	17,800	146,602
Reinvestment of distributions	117,652	1,312,338	4,837	2,636
Cost of shares redeemed	(4,341,967)	(14,711,432)	(142,586)	(473,515)

Net increase (decrease) from capital transactions	(4,045,484)	(248,819)	(119,949)	(324,277)

CLASS R6
Proceeds from shares sold	6,728,314	12,877,931	—	—
Reinvestment of distributions	1,034,678	3,935,384	12,733	19,501
Cost of shares redeemed	(8,583,463)	(11,544,367)	(370,000)	(372,902)

Net increase (decrease) from capital transactions	(820,471)	5,268,948	(357,267)	(353,401)

Net increase (decrease) in net assets resulting from capital transactions	(170,130,238)	89,073,006	(4,216,750)	725,323
Total increase (decrease) in net assets	(210,456,603)	44,285,287	(5,052,292)	2,581,465

NET ASSETS:
Beginning of period	449,340,839	405,055,552	19,144,170	16,562,705

End of period	$238,884,236	$449,340,839	$14,091,878	$19,144,170

The accompanying notes are an integral part of these financial statements.	(continued on p. 222)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR INTERNATIONAL EQUITY FUND		AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	37,314,673	29,670,936	1,320,495	1,201,816
Shares sold	7,067,114	13,619,612	269,935	496,007
Shares issued on reinvestment of distributions	972,679	2,728,297	11,770	11,096
Shares redeemed	(25,239,021)	(8,704,172)	(615,923)	(388,424)

Shares outstanding, end of period	20,115,445	37,314,673	986,277	1,320,495

CLASS N
Shares outstanding, beginning of period	1,219,218	1,251,644	61,640	90,163
Shares sold	18,036	1,137,530	1,547	11,944
Shares issued on reinvestment of distributions	12,915	117,593	460	218
Shares redeemed	(434,303)	(1,287,549)	(12,227)	(40,685)

Shares outstanding, end of period	815,866	1,219,218	51,420	61,640

CLASS R6
Shares outstanding, beginning of period	3,993,723	3,560,850	144,619	174,492
Shares sold	659,427	1,083,990	—	—
Shares issued on reinvestment of distributions	109,143	338,673	1,214	1,616
Shares redeemed	(840,761)	(989,790)	(33,545)	(31,489)

Shares outstanding, end of period	3,921,532	3,993,723	112,288	144,619

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND		AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$4,143	$(19,579)	$672,044	$1,295,926
Net realized gain (loss)	(56,084)	(235,992)	(9,466,860)	(3,361,857)
Net change in unrealized appreciation (depreciation)	(386,589)	354,742	1,693,118	(2,523,719)
Net increase (decrease) in net assets resulting from operations	(438,530)	99,171	(7,101,698)	(4,589,650)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Class I	—	(12,632)	(1,135,762)	(179,771)
Class N	—	(3,898)	(152,621)	(62,248)
Class R6	—	(13,750)	(2,908)	(22,470)
Total	—	(30,280)	(1,291,291)	(264,489)
Return of capital:
Class I	—	(1,266)	—	—
Class N	—	(500)	—	—
Class R6	—	(1,160)	—	—
Total	—	(2,926)	—	—
Total distributions	—	(33,206)	(1,291,291)	(264,489)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	332,801	714,894	11,497,897	59,836,354
Reinvestment of distributions	—	13,898	1,135,527	179,771
Cost of shares redeemed	(726,157)	(737,762)	(37,992,328)	(8,145,103)

Net increase (decrease) from capital transactions	(393,356)	(8,970)	(25,358,904)	51,871,022

CLASS N
Proceeds from shares sold	—	208	290,115	13,627,325
Reinvestment of distributions	—	4,398	152,424	62,248
Cost of shares redeemed	(39,704)	(8,008)	(11,538,273)	(1,377,377)

Net increase (decrease) from capital transactions	(39,704)	(3,402)	(11,095,734)	12,312,196

CLASS R6
Proceeds from shares sold	—	20,000	30,168	1,012,141
Reinvestment of distributions	—	14,910	2,907	22,470
Cost of shares redeemed	(131,524)	(56,998)	(1,726,223)	(1,560,366)

Net increase (decrease) from capital transactions	(131,524)	(22,088)	(1,693,148)	(525,755)

Net increase (decrease) in net assets resulting from capital transactions	(564,584)	(34,460)	(38,147,786)	63,657,463
Total increase (decrease) in net assets	(1,003,114)	31,505	(46,540,775)	58,803,324

NET ASSETS:
Beginning of period	3,296,355	3,264,850	70,581,039	11,777,715

End of period	$2,293,241	$3,296,355	$24,040,264	$70,581,039

The accompanying notes are an integral part of these financial statements.	(continued on p. 224)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND		AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	130,496	130,756	4,512,297	559,080
Shares sold	35,200	69,373	1,067,442	4,587,751
Shares issued on reinvestment of distributions	—	1,323	111,875	13,957
Shares redeemed	(80,131)	(70,956)	(3,518,508)	(648,491)

Shares outstanding, end of period	85,565	130,496	2,173,106	4,512,297

CLASS N
Shares outstanding, beginning of period	55,474	55,789	1,104,502	156,150
Shares sold	—	19	25,231	1,051,980
Shares issued on reinvestment of distributions	—	419	14,988	4,844
Shares redeemed	(4,238)	(753)	(1,078,877)	(108,472)

Shares outstanding, end of period	51,236	55,474	65,844	1,104,502

CLASS R6
Shares outstanding, beginning of period	126,690	129,090	162,897	207,857
Shares sold	—	1,907	2,716	78,149
Shares issued on reinvestment of distributions	—	1,420	286	1,745
Shares redeemed	(14,980)	(5,727)	(158,650)	(124,854)

Shares outstanding, end of period	111,710	126,690	7,249	162,897

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$137,095	$414,395
Net realized gain (loss)	(4,416,463)	(3,254,355)
Net change in unrealized appreciation (depreciation)	574,135	(1,513,596)
Net increase (decrease) in net assets resulting from operations	(3,705,233)	(4,353,556)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(179,906)	(84,119)
Class N	(58,165)	(19,157)
Class R6	(63,380)	(241,766)
Total distributions	(301,451)	(345,042)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	1,574,994	23,216,965
Reinvestment of distributions	179,906	82,736
Cost of shares redeemed	(16,451,256)	(4,717,912)

Net increase (decrease) from capital transactions	(14,696,356)	18,581,789

CLASS N
Proceeds from shares sold	127,199	11,184,219
Reinvestment of distributions	58,165	19,157
Cost of shares redeemed	(8,860,178)	(1,399,406)

Net increase (decrease) from capital transactions	(8,674,814)	9,803,970

CLASS R6
Proceeds from shares sold	3,679	511,840
Reinvestment of distributions	63,380	241,766
Cost of shares redeemed	(2,508,523)	(12,023,206)

Net increase (decrease) from capital transactions	(2,441,464)	(11,269,600)

Net increase (decrease) in net assets resulting from capital transactions	(25,812,634)	17,116,159
Total increase (decrease) in net assets	(29,819,318)	12,417,561

NET ASSETS:
Beginning of period	37,369,170	24,951,609

End of period	$7,549,852	$37,369,170

The accompanying notes are an integral part of these financial statements.	(continued on p. 226)

AQR Funds	Annual Report	September 2019

Statements of Changes in Net Assets	September 30, 2019

	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	1,703,182	406,006
Shares sold	137,572	1,651,223
Shares issued on reinvestment of distributions	17,216	6,249
Shares redeemed	(1,470,446)	(360,296)

Shares outstanding, end of period	387,524	1,703,182

CLASS N
Shares outstanding, beginning of period	841,893	154,227
Shares sold	11,006	791,443
Shares issued on reinvestment of distributions	5,555	1,448
Shares redeemed	(804,263)	(105,225)

Shares outstanding, end of period	54,191	841,893

CLASS R6
Shares outstanding, beginning of period	478,572	1,405,781
Shares sold	313	37,048
Shares issued on reinvestment of distributions	6,071	18,260
Shares redeemed	(218,682)	(982,517)

Shares outstanding, end of period	266,274	478,572

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Statements of Cash Flows	September 30, 2019

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(694,504)	$(438,530)	$(7,101,698)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(15,238,287)	(2,231,029)	(33,851,992)
Payments to cover short positions in securities	(8,178,997)	(1,082,725)	(23,752,456)
Proceeds from sale of securities	20,593,990	3,131,581	81,849,445
Proceeds from short positions in securities	7,006,871	870,449	12,538,841
(Purchases) sales of short-term investments, net	130,207	4,460	1,621,625
Realized (gain) loss on investments in securities	219,719	107,820	11,534,802
Realized (gain) loss on short positions in securities	228,367	(51,736)	(2,186,849)
Change in unrealized (appreciation) depreciation on investments in securities	1,055,502	511,059	(1,438,585)
Change in unrealized (appreciation) depreciation on short positions in securities	(682,784)	(124,470)	(272,890)
(Increases) decreases in operating assets:
Deposits with brokers for futures contracts	—	—	64,353
Variation margin on futures contracts	—	—	(1,493)
Foreign tax reclaim	—	—	(24,451)
Dividends	1,319	(171)	145,010
Due from Investment Adviser	(3,960)	(6,687)	—
Prepaid expenses	(1,294)	(1,282)	(1,485)
Increases (decreases) in operating liabilities
Variation margin on futures contracts	—	—	(12,364)
Accrued investment advisory fees	(5,549)	—	(25,911)
Accrued distribution fees—Class N	(29)	(24)	(2,577)
Dividends payable on securities sold short	(4,509)	(1,225)	(31,709)
Other accrued expenses and liabilities	(5,478)	(4,428)	(22,829)
Net cash provided by (used in) operating activities	$4,420,584	$683,062	$39,026,787

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold	2,833,986	213,716	11,924,102
Payments on shares redeemed	(7,506,155)	(897,385)	(51,307,662)
Cash distributions paid	—	—	(433)
Due to custodian	1,091	570	7,953
Net cash provided by (used in) financing activities	$(4,671,078)	$(683,099)	$(39,376,040)
Net change in cash and cash denominated in foreign currencies	(250,494)	(37)	(349,253)
Cash, beginning of period	250,494	37	458,464
Cash, end of period**	$—	$—	$109,211

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $28,654, $6,576 and $97,848.

Non-cash financing activities consist of reinvestment of distributions in the amount $141,038, $— and $1,290,858.

**	The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:

FUND	CASH	CASH DENOMINATED IN FOREIGN CURRENCIES	TOTAL CASH AND CASH DENOMINATED IN FOREIGN CURRENCIES
AQR International Relaxed Constraint Equity Fund	$—	$109,211	$109,211

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$18.83	0.21	[7]	(1.06)	(0.85)	(0.27)	(0.87)	—	(1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.87	0.23		2.13	2.36	(0.22)	(0.18)	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.22		2.84	3.06	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68	0.87	(0.12)	(0.00)[8]	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)	0.01	(0.06)	(0.06)	—	(0.12)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$18.74	0.17	[7]	(1.06)	(0.89)	(0.22)	(0.87)	—	(1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.79	0.18		2.13	2.31	(0.18)	(0.18)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.94	0.18		2.82	3.00	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68	0.84	(0.09)	(0.00)[8]	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)	(0.03)	(0.05)	(0.06)	—	(0.11)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$18.83	0.23	[7]	(1.07)	(0.84)	(0.29)	(0.87)	—	(1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.87	0.25		2.13	2.38	(0.24)	(0.18)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.24		2.84	3.08	(0.21)	—	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68	0.89	(0.14)	(0.00)[8]	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)	0.01	(0.06)	(0.06)	—	(0.12)
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$15.88	0.11	[7]	(2.14)	(2.03)	(0.08)	(1.44)	—	(1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.09	0.10		1.27	1.37	(0.12)	(1.46)	—	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.96	0.12	[9]	2.39	2.51	(0.14)	(0.24)	—	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56	1.69	(0.03)	(0.00)[8]	—	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[10]	0.02 [11]	0.14	(0.03)	(0.15)	—	(0.18)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$15.82	0.08	[7]	(2.12)	(2.04)	(0.05)	(1.44)	—	(1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.01	0.06		1.28	1.34	(0.07)	(1.46)	—	(1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.90	0.08	[9]	2.37	2.45	(0.10)	(0.24)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55	1.65	(0.00)[8]	(0.00)[8]	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[10]	0.01 [11]	0.10	(0.00)[8]	(0.15)	—	(0.15)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$15.91	0.13	[7]	(2.15)	(2.02)	(0.10)	(1.44)	—	(1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.11	0.11		1.29	1.40	(0.14)	(1.46)	—	(1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.98	0.13	[9]	2.39	2.52	(0.15)	(0.24)	—	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55	1.71	(0.04)	(0.00)[8]	—	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[10]	0.00 [8,11]	0.15	(0.04)	(0.15)	—	(0.19)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$16.84	(3.55)%	$361,920	0.44%	0.44%	0.44%	1.29%[7]	55%
$18.83	14.11%	$507,109	0.44%	0.44%	0.44%	1.28%	64%
$16.87	22.01%	$457,339	0.45%	0.44%	0.44%	1.46%	61%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%

$16.76	(3.84)%	$57,421	0.70%	0.70%	0.70%	1.02%[7]	55%
$18.74	13.83%	$71,104	0.70%	0.70%	0.70%	1.02%	64%
$16.79	21.69%	$62,679	0.71%	0.70%	0.70%	1.19%	61%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%

$16.83	(3.50)%	$1,027,712	0.35%	0.35%	0.35%	1.38%[7]	55%
$18.83	14.20%	$1,366,762	0.35%	0.35%	0.35%	1.37%	64%
$16.87	22.18%	$1,246,028	0.36%	0.35%	0.35%	1.54%	61%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%

$12.33	(11.74)%	$42,197	0.66%	0.64%	0.64%	0.92%[7]	70%
$15.88	9.18%	$61,690	0.66%	0.65%	0.64%	0.63%	64%
$16.09	18.12%	$55,115	0.69%	0.65%	0.65%	0.79%[9]	61%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[10]	228%

$12.29	(11.94)%	$8,304	0.92%	0.90%	0.90%	0.66%[7]	70%
$15.82	8.94%	$7,795	0.92%	0.90%	0.90%	0.38%	64%
$16.01	17.79%	$8,624	0.94%	0.90%	0.90%	0.53%[9]	61%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[10]	228%

$12.35	(11.66)%	$501,656	0.57%	0.55%	0.55%	1.02%[7]	70%
$15.91	9.34%	$675,945	0.57%	0.55%	0.55%	0.73%	64%
$16.11	18.17%	$733,984	0.59%	0.55%	0.55%	0.89%[9]	61%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[10]	228%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.76	0.28		(0.60)	(0.32)	(0.38)	—	—	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.95	0.28		(0.18)	0.10	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.23	0.24		1.74	1.98	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)	0.17	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[10]	(1.26)	(0.99)	(0.19)	(0.08)	—	(0.27)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.73	0.24		(0.59)	(0.35)	(0.35)	—	—	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.92	0.24		(0.17)	0.07	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.20	0.21		1.75	1.96	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)	0.13	(0.13)	—	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[10]	(1.25)	(1.01)	(0.15)	(0.08)	—	(0.23)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.75	0.28		(0.59)	(0.31)	(0.39)	—	—	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.94	0.29		(0.18)	0.11	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.22	0.26		1.73	1.99	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)	0.18	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[10]	(1.28)	(0.98)	(0.21)	(0.08)	—	(0.29)
AQR EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.17	0.24	[7]	(0.72)	(0.48)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.71	0.15		(0.51)	(0.36)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.95	0.18		1.75	1.93	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81	0.96	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)	(1.70)	(0.07)	—	—	(0.07)
AQR EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.16	0.19	[7]	(0.69)	(0.50)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.68	0.16		(0.53)	(0.37)	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.93	0.14		1.76	1.90	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81	0.94	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)	(1.72)	(0.06)	—	—	(0.06)
AQR EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.19	0.22	[7]	(0.70)	(0.48)	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.72	0.22		(0.56)	(0.34)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.97	0.19		1.74	1.93	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81	0.97	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)	(1.69)	(0.07)	—	—	(0.07)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.06	(2.37)%	$50,189	0.67%	0.60%	0.60%	2.56%	57%
$11.76	0.81%	$82,661	0.64%	0.60%	0.60%	2.36%	61%
$11.95	19.91%	$76,307	0.65%	0.60%[12]	0.60%[12]	2.26%[13]	55%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[10]	236%

$11.03	(2.62)%	$4,261	0.92%	0.85%	0.85%	2.25%	57%
$11.73	0.51%	$6,892	0.89%	0.85%	0.85%	2.04%	61%
$11.92	19.69%	$8,836	0.91%	0.85%[12]	0.85%[12]	1.95%[13]	55%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[10]	236%

$11.05	(2.27)%	$217,891	0.57%	0.50%	0.50%	2.54%	57%
$11.75	0.90%	$329,854	0.54%	0.50%	0.50%	2.44%	61%
$11.94	20.04%	$385,126	0.56%	0.50%[12]	0.50%[12]	2.41%[13]	55%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[10]	236%

$9.47	(4.57)%	$47,542	0.86%	0.74%	0.74%	2.53%[7]	66%
$10.17	(3.48)%	$34,903	0.87%	0.75%	0.75%	1.33%	60%
$10.71	22.17%	$97,264	0.89%	0.75%	0.75%	1.93%	53%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%

$9.47	(4.81)%	$3,890	1.12%	1.00%	1.00%	1.99%[7]	66%
$10.16	(3.58)%	$5,311	1.12%	1.00%	1.00%	1.42%	60%
$10.68	21.82%	$6,726	1.14%	1.00%	1.00%	1.54%	53%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%

$9.48	(4.54)%	$176,355	0.77%	0.65%	0.65%	2.31%[7]	66%
$10.19	(3.29)%	$268,403	0.77%	0.65%	0.65%	2.02%	60%
$10.72	22.13%	$222,511	0.79%	0.65%	0.65%	2.01%	53%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.73	0.16	[7]	(0.62)	(0.46)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.09	0.17		1.62	1.79	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.00	0.16		2.05	2.21	(0.12)	(0.00)[8]	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49	0.64	(0.05)	(0.01)	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.68	0.13	[7]	(0.60)	(0.47)	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.05	0.14		1.61	1.75	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.97	0.13		2.05	2.18	(0.10)	(0.00)[8]	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48	0.61	(0.03)	(0.01)	—	(0.04)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.06		(0.66)	(0.60)	—	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.75	0.17	[7]	(0.62)	(0.45)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.10	0.18		1.63	1.81	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.01	0.17		2.05	2.22	(0.13)	(0.00)[8]	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49	0.65	(0.05)	(0.01)	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.91	0.10	[7]	(1.80)	(1.70)	(0.08)	(0.42)	—	(0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.03	0.07		1.14	1.21	(0.07)	(0.26)	—	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.31	0.09		1.74	1.83	(0.11)	—	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[16]	1.04	1.16	(0.06)	—	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.05		(0.84)	(0.79)	—	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.86	0.07	[7]	(1.78)	(1.71)	(0.03)	(0.42)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.98	0.04		1.14	1.18	(0.04)	(0.26)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.28	0.05		1.74	1.79	(0.09)	—	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.20	0.10	[16]	1.03	1.13	(0.05)	—	—	(0.05)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.04		(0.84)	(0.80)	—	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.94	0.11	[7]	(1.80)	(1.69)	(0.09)	(0.42)	—	(0.51)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.06	0.08		1.14	1.22	(0.08)	(0.26)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.32	0.10		1.76	1.86	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[16]	1.04	1.16	(0.06)	—	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.06		(0.84)	(0.78)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.10	(3.17)%	$92,990	0.50%	0.45%	0.45%	1.23%[7]	59%
$13.73	14.86%	$87,556	0.48%	0.45%	0.45%	1.31%	69%
$12.09	22.33%	$64,006	0.53%	0.45%	0.45%	1.44%	77%
$10.00	6.82%	$39,964	0.59%[14]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[14]	0.46%	0.46%	1.20%	207%

$13.11	(3.34)%	$1,288	0.72%	0.67%	0.67%	1.00%[7]	59%
$13.68	14.57%	$2,295	0.74%	0.70%	0.70%	1.05%	69%
$12.05	22.04%	$2,210	0.78%	0.70%	0.70%	1.20%	77%
$9.97	6.48%	$2,165	0.84%[14]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[14]	0.70%	0.70%	0.99%	207%

$13.12	(3.06)%	$219,588	0.40%	0.35%	0.35%	1.33%[7]	59%
$13.75	15.03%	$211,229	0.39%	0.35%	0.35%	1.41%	69%
$12.10	22.37%	$161,560	0.43%	0.35%	0.35%	1.54%	77%
$10.01	6.95%	$98,092	0.53%[14]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[14]	0.36%	0.36%	1.33%	207%

$10.71	(12.76)%	$17,950	1.28%	0.65%	0.65%	0.94%[7]	86%
$12.91	10.23%	$25,755	1.06%	0.65%	0.65%	0.56%	80%
$12.03	17.79%	$21,257	1.23%	0.65%	0.65%	0.79%	92%
$10.31	12.64%	$13,792	1.90%[14]	0.64%	0.64%	1.27%[16]	179%
$9.21	(7.90)%	$1,702	5.66%[14]	0.65%	0.65%	0.77%	98%

$10.70	(12.92)%	$3,573	1.51%	0.90%	0.90%	0.69%[7]	86%
$12.86	10.00%	$6,512	1.31%	0.90%	0.90%	0.30%	80%
$11.98	17.44%	$5,478	1.47%	0.90%	0.90%	0.48%	92%
$10.28	12.34%	$2,970	2.03%[14]	0.88%	0.88%	1.05%[16]	179%
$9.20	(8.00)%	$128	6.53%[14]	0.92%	0.92%	0.59%	98%

$10.74	(12.60)%	$2,230	1.19%	0.55%	0.55%	1.04%[7]	86%
$12.94	10.30%	$2,568	0.96%	0.55%	0.55%	0.66%	80%
$12.06	18.04%	$2,327	1.13%	0.55%	0.55%	0.90%	92%
$10.32	12.63%	$1,973	2.29%[14]	0.55%	0.55%	1.26%[16]	179%
$9.22	(7.80)%	$1,660	6.28%[14]	0.57%	0.57%	0.96%	98%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.05	0.28		(0.56)	(0.28)	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.16	0.25		(0.09)	0.16	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.44	0.23		1.68	1.91	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)[11]	0.16	(0.12)	—	—	(0.12)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.18		(0.78)	(0.60)	—	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.01	0.25		(0.55)	(0.30)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.22		(0.09)	0.13	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.42	0.20		1.68	1.88	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)[11]	0.14	(0.11)	—	—	(0.11)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.15		(0.76)	(0.61)	—	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.08	0.29		(0.57)	(0.28)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.18	0.26		(0.08)	0.18	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.45	0.24		1.69	1.93	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)[11]	0.16	(0.12)	—	—	(0.12)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.18		(0.77)	(0.59)	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.58	0.25		(0.86)	(0.61)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.23	[17]	(0.59)	(0.36)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.27	0.18		1.88	2.06	(0.21)	—	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.31	0.17		0.82	0.99	(0.03)	—	—	(0.03)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.21		(1.90)	(1.69)	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.57	0.16		(0.79)	(0.63)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.19	[17]	(0.59)	(0.40)	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.15		1.89	2.04	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81	0.98	—	—	—	—
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.19		(1.89)	(1.70)	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.59	0.23		(0.83)	(0.60)	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.13	0.24	[17]	(0.59)	(0.35)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.19		1.88	2.07	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82	1.00	(0.04)	—	—	(0.04)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.22		(1.90)	(1.68)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.54	(2.30)%	$29,185	0.71%	0.60%	0.60%	2.75%	66%
$11.05	1.39%	$28,704	0.68%	0.60%	0.60%	2.26%	54%
$11.16	20.71%	$25,736	0.71%	0.60%	0.60%	2.31%	52%
$9.44	1.68%	$20,094	0.81%[14]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[14]	0.61%	0.61%	2.85%	172%

$10.52	(2.51)%	$1,219	0.96%	0.85%	0.85%	2.47%	66%
$11.01	1.17%	$1,546	0.94%	0.85%	0.85%	1.99%	54%
$11.12	20.39%	$2,078	0.97%	0.85%	0.85%	2.03%	52%
$9.42	1.43%	$1,592	1.07%[14]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[14]	0.81%	0.81%	2.28%	172%

$10.56	(2.27)%	$159,758	0.61%	0.50%	0.50%	2.86%	66%
$11.08	1.56%	$161,422	0.59%	0.50%	0.50%	2.34%	54%
$11.18	20.89%	$151,455	0.62%	0.50%	0.50%	2.42%	52%
$9.45	1.71%	$116,641	0.72%[14]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[14]	0.51%	0.51%	2.81%	172%

$9.75	(5.68)%	$36,722	0.84%	0.75%	0.75%	2.51%	62%
$10.58	(3.35)%	$17,266	0.85%	0.74%	0.74%	2.01%[17]	54%
$11.12	22.99%	$17,013	0.86%	0.74%	0.74%	1.89%	51%
$9.27	12.02%	$12,711	0.94%[14]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[14]	0.77%	0.77%	3.46%	173%

$9.77	(5.92)%	$677	1.09%	1.00%	1.00%	1.64%	62%
$10.57	(3.70)%	$1,675	1.11%	1.00%	1.00%	1.63%[17]	54%
$11.12	22.64%	$2,301	1.12%	1.00%	1.00%	1.58%	51%
$9.28	11.81%	$2,163	1.20%[14]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[14]	1.03%	1.03%	3.08%	173%

$9.76	(5.59)%	$305,195	0.74%	0.65%	0.65%	2.32%	62%
$10.59	(3.27)%	$313,070	0.76%	0.65%	0.65%	2.07%[17]	54%
$11.13	23.05%	$333,540	0.77%	0.65%	0.65%	1.94%	51%
$9.28	12.05%	$272,799	0.87%[14]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[14]	0.67%	0.67%	3.66%	173%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$24.99	0.26	[7]	(0.44)	(0.18)	(0.22)	(2.02)	—	(2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$22.00	0.19		4.77	4.96	(0.21)	(1.76)	—	(1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.44	0.24		2.88	3.12	(0.32)	(1.24)	—	(1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87	2.14	(0.21)	(1.45)	—	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	—	(2.06)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$24.96	0.21	[7]	(0.43)	(0.22)	(0.16)	(2.02)	—	(2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$21.98	0.13		4.77	4.90	(0.16)	(1.76)	—	(1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.42	0.19		2.87	3.06	(0.26)	(1.24)	—	(1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88	2.09	(0.14)	(1.45)	—	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	—	(2.00)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$24.94	0.29	[7]	(0.45)	(0.16)	(0.25)	(2.02)	—	(2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$21.96	0.22		4.75	4.97	(0.23)	(1.76)	—	(1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.41	0.26		2.87	3.13	(0.34)	(1.24)	—	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86	2.15	(0.23)	(1.45)	—	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	—	(2.10)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$27.14	0.09	[7]	(3.83)	(3.74)	(0.04)	(4.70)	—	(4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.83	0.05	[17]	4.58	4.63	(0.06)	(2.26)	—	(2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.80	0.10	[9]	4.10	4.20	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79	1.94	(0.16)	(0.08)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[10]	0.26 [11]	0.41	(0.04)	(2.36)	—	(2.40)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$27.14	0.05	[7]	(3.83)	(3.78)	(0.00)[8]	(4.70)	—	(4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.82	(0.00)[8,17]		4.58	4.58	—	(2.26)	—	(2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.68	0.05	[9]	4.09	4.14	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78	1.87	(0.10)	(0.08)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[10]	0.26 [11]	0.35	—	(2.36)	—	(2.36)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$27.10	0.13	[7]	(3.85)	(3.72)	(0.07)	(4.70)	—	(4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.79	0.08	[17]	4.58	4.66	(0.09)	(2.26)	—	(2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.77	0.12	[9]	4.09	4.21	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81	1.94	(0.18)	(0.08)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[10]	0.29 [11]	0.42	(0.07)	(2.36)	—	(2.43)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$22.57	1.38%	$678,252	0.41%	0.40%	0.40%	1.21%[7]	61%
$24.99	23.94%	$986,458	0.40%	0.39%	0.39%	0.84%	66%
$22.00	16.37%	$869,688	0.41%	0.40%	0.40%	1.19%	88%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%

$22.56	1.14%	$67,654	0.66%	0.65%	0.65%	0.97%[7]	61%
$24.96	23.61%	$77,381	0.65%	0.65%	0.65%	0.58%	66%
$21.98	16.07%	$59,044	0.66%	0.65%	0.65%	0.94%	88%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%

$22.51	1.48%	$202,063	0.31%	0.30%	0.30%	1.33%[7]	61%
$24.94	24.06%	$101,971	0.30%	0.30%	0.30%	0.93%	66%
$21.96	16.47%	$65,920	0.31%	0.30%	0.30%	1.28%	88%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%

$18.66	(10.90)%	$201,555	0.66%	0.60%	0.60%	0.46%[7]	79%
$27.14	20.11%	$346,665	0.63%	0.60%	0.60%	0.21%[17]	73%
$24.83	20.30%	$359,470	0.64%	0.60%	0.60%	0.46%[9]	86%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[10]	86%

$18.66	(11.09)%	$4,395	0.91%	0.85%	0.85%	0.28%[7]	79%
$27.14	19.84%	$2,835	0.85%	0.83%	0.83%	(0.02)%[17]	73%
$24.82	20.02%	$1,720	0.86%	0.82%	0.82%	0.24%[9]	86%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[10]	86%

$18.61	(10.80)%	$54,417	0.56%	0.50%	0.50%	0.67%[7]	79%
$27.10	20.26%	$21,162	0.53%	0.50%	0.50%	0.31%[17]	73%
$24.79	20.39%	$11,914	0.54%	0.50%	0.50%	0.54%[9]	86%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[10]	86%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$15.82	0.31		(0.87)	(0.56)	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.50	0.29		0.37	0.66	(0.34)	—	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.86	0.31		1.65	1.96	(0.32)	—	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59	0.84	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	—	(0.48)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$15.77	0.27		(0.86)	(0.59)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.46	0.26		0.36	0.62	(0.31)	—	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.82	0.28		1.65	1.93	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60	0.81	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	—	(0.44)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$15.80	0.33		(0.87)	(0.54)	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.49	0.32		0.35	0.67	(0.36)	—	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.85	0.33		1.65	1.98	(0.34)	—	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59	0.86	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	—	(0.51)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$24.08	0.27		(0.29)	(0.02)	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.43	0.18		4.63	4.81	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.97	0.20		2.51	2.71	(0.25)	—	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[16]	1.35	1.58	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)	(0.01)	(0.08)	(0.27)	—	(0.35)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$23.94	0.20		(0.28)	(0.08)	(0.13)	—	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.36	0.12		4.61	4.73	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.92	0.15		2.51	2.66	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[16]	1.36	1.56	(0.14)	—	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)	(0.05)	(0.04)	(0.27)	—	(0.31)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$24.06	0.29		(0.30)	(0.01)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.41	0.20		4.63	4.83	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.95	0.22		2.51	2.73	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[16]	1.36	1.60	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)	0.00 [8]	(0.09)	(0.27)	—	(0.36)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$14.98	(3.26)%	$270,031	0.61%	0.55%	0.55%	2.12%	70%
$15.82	4.31%	$348,643	0.60%	0.55%	0.55%	1.84%	65%
$15.50	14.67%	$326,526	0.63%	0.55%[12]	0.55%[12]	2.26%[13]	84%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%

$14.94	(3.51)%	$36,694	0.86%	0.80%	0.80%	1.86%	70%
$15.77	4.02%	$40,452	0.85%	0.80%	0.80%	1.61%	65%
$15.46	14.38%	$34,030	0.88%	0.80%[12]	0.80%[12]	1.99%[13]	84%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%

$14.96	(3.15)%	$129,267	0.51%	0.45%	0.45%	2.25%	70%
$15.80	4.34%	$63,978	0.50%	0.45%	0.45%	1.99%	65%
$15.49	14.80%	$45,913	0.53%	0.45%[12]	0.45%[12]	2.35%[13]	84%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%

$23.86	0.08%	$120,655	0.46%	0.40%	0.40%	1.18%	60%
$24.08	24.87%	$112,851	0.45%	0.40%	0.40%	0.82%	50%
$19.43	16.16%	$87,151	0.48%	0.40%	0.40%	1.14%	57%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[16]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%

$23.73	(0.21)%	$5,875	0.71%	0.65%	0.65%	0.92%	60%
$23.94	24.53%	$13,548	0.70%	0.65%	0.65%	0.57%	50%
$19.36	15.89%	$8,524	0.70%	0.65%	0.65%	0.78%	57%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[16]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%

$23.83	0.15%	$104,192	0.36%	0.30%	0.30%	1.28%	60%
$24.06	25.00%	$102,013	0.35%	0.30%	0.30%	0.92%	50%
$19.41	16.30%	$84,514	0.38%	0.30%	0.30%	1.25%	57%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[16]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$22.56	0.09	[7]	(2.69)	(2.60)	(0.04)	(1.59)	—	(1.63)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.06	0.04		3.52	3.56	(0.05)	(0.01)	—	(0.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.08		3.24	3.32	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33	1.45	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[10]	0.23 [11]	0.34	(0.01)	(0.54)	—	(0.55)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$22.39	0.04	[7]	(2.66)	(2.62)	—	(1.59)	—	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.96	(0.01)		3.49	3.48	(0.04)	(0.01)	—	(0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.79	0.03		3.23	3.26	(0.09)	—	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33	1.43	(0.08)	—	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[10]	0.24 [11]	0.31	—	(0.54)	—	(0.54)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$22.56	0.12	[7]	(2.71)	(2.59)	(0.06)	(1.59)	—	(1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.06	0.07		3.51	3.58	(0.07)	(0.01)	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.10		3.23	3.33	(0.13)	—	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34	1.48	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[10]	0.24 [11]	0.36	(0.04)	(0.54)	—	(0.58)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.86	0.28		(0.68)	(0.40)	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.70	0.27		0.13	0.40	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.27	0.27		1.45	1.72	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49	0.72	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	—	(0.31)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.77	0.23		(0.66)	(0.43)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.63	0.24		0.13	0.37	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.22	0.27		1.41	1.68	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51	0.70	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	—	(0.29)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.83	0.29		(0.68)	(0.39)	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.67	0.27		0.14	0.41	(0.25)	—	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.24	0.28		1.45	1.73	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50	0.73	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	—	(0.33)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$18.33	(10.23)%	$50,757	0.91%	0.60%	0.60%	0.50%[7]	66%
$22.56	18.75%	$62,800	0.81%	0.60%	0.60%	0.22%	67%
$19.06	21.02%	$47,847	0.92%	0.60%	0.60%	0.47%	69%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[10]	111%

$18.18	(10.44)%	$2,905	1.14%	0.83%	0.83%	0.24%[7]	66%
$22.39	18.43%	$5,720	1.06%	0.85%	0.85%	(0.04)%	67%
$18.96	20.73%	$3,230	1.12%	0.84%	0.84%	0.15%	69%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[10]	111%

$18.32	(10.14)%	$302	0.81%	0.50%	0.50%	0.64%[7]	66%
$22.56	18.85%	$228	0.71%	0.50%	0.50%	0.32%	67%
$19.06	21.11%	$200	0.83%	0.50%	0.50%	0.58%	69%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[10]	111%

$13.20	(2.58)%	$51,427	0.74%	0.55%	0.55%	2.18%	49%
$13.86	2.93%	$58,512	0.70%	0.55%	0.55%	1.90%	34%
$13.70	14.49%	$44,119	0.74%	0.55%[12]	0.55%[12]	2.22%[13]	62%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%

$13.10	(2.89)%	$3,189	0.99%	0.80%	0.80%	1.86%	49%
$13.77	2.75%	$7,817	0.95%	0.80%	0.80%	1.75%	34%
$13.63	14.23%	$4,800	0.95%	0.80%[12]	0.80%[12]	2.08%[13]	62%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%

$13.16	(2.54)%	$56,047	0.64%	0.45%	0.45%	2.32%	49%
$13.83	3.03%	$62,790	0.60%	0.45%	0.45%	1.95%	34%
$13.67	14.66%	$56,847	0.65%	0.45%[12]	0.45%[12]	2.27%[13]	62%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$21.18	0.34		1.62	1.96	(0.23)	(0.08)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.23	0.30		3.10	3.40	(0.27)	(0.18)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.71	0.29		2.55	2.84	(0.23)	(0.09)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70	1.97	(0.14)	(0.76)	—	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	—	(0.71)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$21.11	0.28		1.62	1.90	(0.17)	(0.08)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.18	0.25		3.09	3.34	(0.23)	(0.18)	—	(0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.68	0.25		2.54	2.79	(0.20)	(0.09)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70	1.93	(0.13)	(0.76)	—	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	—	(0.65)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$21.15	0.35		1.63	1.98	(0.24)	(0.08)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.21	0.32		3.09	3.41	(0.29)	(0.18)	—	(0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.69	0.30		2.55	2.85	(0.24)	(0.09)	—	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69	1.98	(0.15)	(0.76)	—	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	—	(0.74)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.38	0.34		(0.35)	(0.01)	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.27	0.32	[17]	0.10	0.42	(0.29)	(0.02)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.10	0.30	[9]	1.04	1.34	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09	1.38	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	—	(0.60)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.71	0.33		(0.36)	(0.03)	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.58	0.26	[17]	0.14	0.40	(0.25)	(0.02)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.40	0.28	[9]	1.06	1.34	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09	1.39	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	—	(0.28)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$13.38	0.33		(0.33)	0.00 [8]	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.26	0.34	[17]	0.10	0.44	(0.30)	(0.02)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.09	0.31	[9]	1.03	1.34	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03	1.39	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	—	(0.62)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$22.83	9.59%	$3,262,596	0.39%	0.38%	0.38%	1.60%	20%
$21.18	18.92%	$1,502,430	0.39%	0.39%	0.39%	1.52%	18%
$18.23	18.32%	$793,828	0.41%	0.40%	0.40%	1.69%	16%
$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%

$22.76	9.30%	$389,897	0.66%	0.65%	0.65%	1.33%	20%
$21.11	18.58%	$309,274	0.65%	0.64%	0.64%	1.27%	18%
$18.18	17.99%	$239,074	0.67%	0.65%	0.65%	1.46%	16%
$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%

$22.81	9.72%	$1,275,970	0.31%	0.30%	0.30%	1.61%	20%
$21.15	18.99%	$309,211	0.30%	0.30%	0.30%	1.61%	18%
$18.21	18.43%	$197,705	0.32%	0.30%	0.30%	1.79%	16%
$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%

$13.09	0.18%	$202,228	0.64%	0.55%	0.55%	2.64%	24%
$13.38	3.15%	$173,932	0.63%	0.55%	0.55%	2.41%[17]	21%
$13.27	11.29%	$145,091	0.67%	0.55%[12]	0.55%[12]	2.43%[9,13]	3%
$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%

$13.52	(0.10)%	$7,221	0.89%	0.80%	0.80%	2.51%	24%
$13.71	2.90%	$4,266	0.88%	0.80%	0.80%	1.84%[17]	21%
$13.58	11.01%	$30,102	0.92%	0.80%[12]	0.80%[12]	2.21%[9,13]	3%
$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%

$13.09	0.26%	$31,493	0.54%	0.45%	0.45%	2.58%	24%
$13.38	3.32%	$28,741	0.53%	0.45%	0.45%	2.54%[17]	21%
$13.26	11.38%	$19,716	0.57%	0.45%[12]	0.45%[12]	2.57%[9,13]	3%
$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.64	0.20		(0.59)	(0.39)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.44	0.19		0.17	0.36	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.80	0.17		0.61	0.78	(0.14)	—	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69	0.85	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	—	(0.18)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.86	0.18		(0.60)	(0.42)	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.67	0.19		0.14	0.33	(0.14)	—	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.00	0.20		0.59	0.79	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70	0.85	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—	—
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.61	0.21		(0.58)	(0.37)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.42	0.19		0.17	0.36	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.77	0.18		0.62	0.80	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67	0.84	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	—	(0.19)
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.11	0.15		(0.72)	(0.57)	(0.13)	(0.21)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.89	0.13		0.54	0.67	(0.08)	(0.37)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.12	0.11		1.43	1.54	(0.18)	(0.59)	—	(0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76	0.86	(0.12)	(0.42)	—	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[10]	(0.23)	(0.11)	(0.15)	(0.85)	—	(1.00)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.06	0.13		(0.73)	(0.60)	(0.13)	(0.21)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.84	0.09		0.55	0.64	(0.05)	(0.37)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.07	0.09		1.43	1.52	(0.16)	(0.59)	—	(0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72	0.82	(0.06)	(0.42)	—	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[10]	(0.23)	(0.13)	(0.14)	(0.85)	—	(0.99)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.19	0.14		(0.70)	(0.56)	(0.15)	(0.21)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.96	0.13		0.55	0.68	(0.08)	(0.37)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.18	0.12		1.45	1.57	(0.20)	(0.59)	—	(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75	0.87	(0.12)	(0.42)	—	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[10]	(0.24)	(0.10)	(0.16)	(0.85)	—	(1.01)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.08	(4.02)%	$75,352	0.97%	0.70%	0.70%	2.18%	30%
$9.64	3.77%	$76,491	0.97%	0.70%	0.70%	1.94%	16%
$9.44	9.17%	$62,261	1.07%	0.70%	0.70%	1.99%	17%
$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%

$9.29	(4.21)%	$6,721	1.22%	0.95%	0.95%	1.92%	30%
$9.86	3.39%	$9,977	1.22%	0.95%	0.95%	1.95%	16%
$9.67	9.04%	$4,922	1.28%	0.93%	0.93%	2.21%	17%
$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%

$9.06	(3.83)%	$190	0.87%	0.60%	0.60%	2.27%	30%
$9.61	3.76%	$198	0.87%	0.60%	0.60%	1.94%	16%
$9.42	9.40%	$208	0.97%	0.60%	0.60%	2.02%	17%
$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%

$8.20	(5.78)%	$187,408	0.81%	0.80%	0.80%	1.82%	122%
$9.11	7.65%	$198,954	0.82%	0.80%	0.80%	1.42%	87%
$8.89	20.70%	$41,551	0.89%	0.82%	0.82%	1.37%	88%
$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[10]	73%

$8.12	(6.17)%	$4,573	1.06%	1.05%	1.05%	1.59%	122%
$9.06	7.36%	$2,120	1.07%	1.05%	1.05%	1.02%	87%
$8.84	20.57%	$2,254	1.14%	1.07%	1.07%	1.09%	88%
$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[10]	73%

$8.27	(5.67)%	$106,872	0.72%	0.70%	0.70%	1.72%	122%
$9.19	7.74%	$173,425	0.72%	0.70%	0.70%	1.39%	87%
$8.96	20.98%	$146,167	0.77%	0.70%	0.70%	1.48%	88%
$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[10]	73%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.49	0.23	(0.97)	(0.74)	(0.17)	(0.08)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.66	0.22 [17]	(0.32)	(0.10)	(0.25)	(0.82)	—	(1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.17	0.20	1.73	1.93	(0.30)	(0.14)	—	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21	0.67	0.88	(0.20)	(0.12)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21	(0.71)	(0.50)	(0.33)	(0.55)	—	(0.88)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.74	0.22	(0.99)	(0.77)	(0.14)	(0.08)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.88	0.21 [17]	(0.33)	(0.12)	(0.20)	(0.82)	—	(1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.35	0.18	1.77	1.95	(0.28)	(0.14)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19	0.68	0.87	(0.17)	(0.12)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17	(0.70)	(0.53)	(0.30)	(0.55)	—	(0.85)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$11.20	0.26	(1.04)	(0.78)	(0.18)	(0.08)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.39	0.24 [17]	(0.35)	(0.11)	(0.26)	(0.82)	—	(1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.77	0.27	1.81	2.08	(0.32)	(0.14)	—	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16	0.77	0.93	(0.20)	(0.12)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18	(0.68)	(0.50)	(0.35)	(0.55)	—	(0.90)
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.54	0.10	(0.29)	(0.19)	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.30	0.11	1.24	1.35	(0.11)	—	—	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.09	1.21	1.30	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.54	0.08	(0.28)	(0.20)	(0.08)	—	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.27	0.07	1.25	1.32	(0.05)	—	—	(0.05)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.06	1.21	1.27	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.55	0.11	(0.29)	(0.18)	(0.11)	—	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.30	0.12	1.24	1.36	(0.11)	—	—	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.09	1.21	1.30	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.54	0.01 [7]	(1.32)	(1.31)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.35	(0.06)	0.36	0.30	(0.10)	—	(0.01)	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.01)	0.36	0.35	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.52	(0.01)[7]	(1.32)	(1.33)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.32	(0.08)	0.36	0.28	(0.07)	—	(0.01)	(0.08)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.03)	0.35	0.32	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$10.55	0.02 [7]	(1.33)	(1.31)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.35	(0.05)	0.36	0.31	(0.10)	—	(0.01)	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.00)[8]	0.35	0.35	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.50	(6.86)%	$191,080	0.88%	0.84%	0.84%	2.43%	91%
$10.49	(1.24)%	$391,509	0.88%	0.86%	0.86%	1.97%[17]	87%
$11.66	19.96%	$346,078	0.98%	0.91%[12]	0.91%[12]	1.89%[13]	83%
$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%

$9.75	(7.03)%	$7,951	1.05%	1.01%	1.01%	2.20%	91%
$10.74	(1.41)%	$13,090	1.10%	1.09%	1.09%	1.85%[17]	87%
$11.88	19.68%	$14,873	1.24%	1.16%[12]	1.16%[12]	1.71%[13]	83%
$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%

$10.16	(6.80)%	$39,853	0.80%	0.76%	0.76%	2.56%	91%
$11.20	(1.23)%	$44,742	0.79%	0.77%	0.77%	2.04%[17]	87%
$12.39	20.20%	$44,105	0.85%	0.81%[12]	0.81%[12]	2.39%[13]	83%
$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%

$12.25	(1.36)%	$12,084	2.19%	1.37%	0.80%	0.84%	118%
$12.54	11.95%	$16,556	2.06%[14]	1.33%	0.80%	0.88%	119%
$11.30	13.00%	$13,575	2.69%[14]	1.40%	0.78%	1.06%	139%

$12.26	(1.50)%	$631	2.35%	1.52%	0.95%	0.68%	118%
$12.54	11.72%	$773	2.30%[14]	1.56%	1.03%	0.60%	119%
$11.27	12.70%	$1,016	4.22%[14]	1.65%	1.03%	0.72%	139%

$12.26	(1.24)%	$1,377	2.09%	1.27%	0.70%	0.93%	118%
$12.55	12.09%	$1,815	1.98%[14]	1.23%	0.70%	0.97%	119%
$11.30	13.00%	$1,972	3.94%[14]	1.32%	0.70%	1.02%	139%

$9.23	(12.43)%	$790	7.09%	1.33%	0.90%	0.20%[7]	108%
$10.54	2.86%	$1,376	5.29%[14]	1.70%	0.98%	(0.57)%	135%
$10.35	3.50%	$1,353	6.62%[14]	1.41%	0.98%	(0.10)%	124%

$9.19	(12.64)%	$471	7.45%	1.58%	1.15%	(0.01)%[7]	108%
$10.52	2.70%	$584	5.58%[14]	1.94%	1.22%	(0.81)%	135%
$10.32	3.20%	$576	6.82%[14]	1.64%	1.22%	(0.34)%	124%

$9.24	(12.42)%	$1,032	7.19%	1.34%	0.90%	0.23%[7]	108%
$10.55	3.04%	$1,336	5.27%[14]	1.62%	0.90%	(0.48)%	135%
$10.35	3.50%	$1,336	6.53%[14]	1.33%	0.90%	(0.02)%	124%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.22	0.24		(1.36)	(1.12)	(0.40)	—	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.76	0.31	[17]	(0.75)	(0.44)	(0.09)	(0.01)	—	(0.10)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.21		2.55	2.76	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.17	0.02		(1.14)	(1.12)	(0.34)	—	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.73	0.26	[17]	(0.73)	(0.47)	(0.08)	(0.01)	—	(0.09)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.18		2.55	2.73	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.23	0.03		(1.13)	(1.10)	(0.42)	—	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.77	0.22	[17]	(0.66)	(0.44)	(0.09)	(0.01)	—	(0.10)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.21		2.56	2.77	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.37	0.12		(1.60)	(1.48)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.69	0.17	[17]	(0.32)	(0.15)	(0.11)	(0.06)	—	(0.17)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.08		2.61	2.69	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.33	0.01		(1.50)	(1.49)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.66	0.15	[17]	(0.34)	(0.19)	(0.08)	(0.06)	—	(0.14)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.07		2.59	2.66	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$12.38	0.18		(1.66)	(1.48)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.70	0.09	[17]	(0.23)	(0.14)	(0.12)	(0.06)	—	(0.18)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.07		2.63	2.70	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.70	(8.95)%	$23,257	2.33%	1.93%	0.95%	2.15%	127%
$12.22	(3.45)%	$55,144	2.12%[14]	1.94%	0.95%	2.44%[17]	106%
$12.76	27.60%	$7,136	3.81%[14]	1.88%	0.94%	2.28%	162%

$10.71	(9.05)%	$705	2.41%	2.15%	1.17%	0.22%	127%
$12.17	(3.68)%	$13,444	2.38%[14]	2.19%	1.20%	2.00%[17]	106%
$12.73	27.30%	$1,988	4.19%[14]	2.12%	1.18%	1.98%	162%

$10.71	(8.83)%	$78	2.05%	1.83%	0.85%	0.24%	127%
$12.23	(3.42)%	$1,993	2.16%[14]	1.84%	0.85%	1.72%[17]	106%
$12.77	27.70%	$2,654	4.18%[14]	1.79%	0.85%	2.36%	162%

$10.67	(11.89)%	$4,133	2.60%	1.13%	1.13%	1.05%	80%
$12.37	(1.30)%	$21,063	1.57%[14]	1.15%	1.15%	1.24%[17]	168%
$12.69	26.90%	$5,151	3.82%[14]	1.14%	1.14%	0.89%	114%

$10.67	(12.05)%	$579	2.39%	1.37%	1.37%	0.06%	80%
$12.33	(1.60)%	$10,383	1.81%[14]	1.40%	1.40%	1.13%[17]	168%
$12.66	26.60%	$1,953	4.16%[14]	1.38%	1.38%	0.77%	114%

$10.66	(11.88)%	$2,838	2.80%	1.05%	1.05%	1.62%	80%
$12.38	(1.25)%	$5,923	1.49%[14]	1.05%	1.05%	0.67%[17]	168%
$12.70	27.00%	$17,848	3.66%[14]	1.05%	1.05%	0.71%	114%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[3]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015 Class L shares were renamed Class I Shares.
[7]

For the period ended September 30, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I	$0.19	1.18%
AQR Large Cap Multi-Style Fund—Class N	0.15	0.90
AQR Large Cap Multi-Style Fund—Class R6	0.21	1.27
AQR Small Cap Multi-Style Fund—Class I	0.09	0.77
AQR Small Cap Multi-Style Fund—Class N	0.06	0.51
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.87
AQR Emerging Multi-Style Fund—Class I	0.21	2.22
AQR Emerging Multi-Style Fund—Class N	0.16	1.69
AQR Emerging Multi-Style Fund—Class R6	0.19	2.01
AQR TM Large Cap Multi-Style Fund—Class I	0.14	1.09
AQR TM Large Cap Multi-Style Fund—Class N	0.11	0.86
AQR TM Large Cap Multi-Style Fund—Class R6	0.15	1.19
AQR TM Small Cap Multi-Style Fund—Class I	0.07	0.69
AQR TM Small Cap Multi-Style Fund—Class N	0.04	0.44
AQR TM Small Cap Multi-Style Fund—Class R6	0.08	0.79
AQR TM Emerging Multi-Style Fund—Class I	0.23	2.28
AQR TM Emerging Multi-Style Fund—Class N	0.14	1.41
AQR TM Emerging Multi-Style Fund—Class R6	0.21	2.09
AQR Large Cap Momentum Style Fund—Class I	0.23	1.09
AQR Large Cap Momentum Style Fund—Class N	0.18	0.85
AQR Large Cap Momentum Style Fund—Class R6	0.26	1.21
AQR Small Cap Momentum Style Fund—Class I	0.07	0.34
AQR Small Cap Momentum Style Fund—Class N	0.03	0.16
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.55
AQR TM Small Cap Momentum Style Fund—Class I	0.06	0.35
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.09
AQR TM Small Cap Momentum Style Fund—Class R6	0.09	0.49
AQR Small Cap Relaxed Constraint Equity Fund—Class I	(0.02)	(0.12)
AQR Small Cap Relaxed Constraint Equity Fund—Class N	(0.04)	(0.33)
AQR Small Cap Relaxed Constraint Equity Fund—Class R6	(0.01)	(0.09)

[8]	Amount is less than $.005 per share.
[9]

For the period ended September 30, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.63%
AQR Small Cap Multi-Style Fund—Class N	0.06	0.37
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.73
AQR Small Cap Momentum Style Fund—Class I	0.08	0.35
AQR Small Cap Momentum Style Fund—Class N	0.03	0.13
AQR Small Cap Momentum Style Fund—Class R6	0.10	0.43
AQR International Defensive Style Fund—Class I	0.28	2.24
AQR International Defensive Style Fund—Class N	0.26	2.02
AQR International Defensive Style Fund—Class R6	0.29	2.38

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Financial Highlights	September 30, 2019

[10]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46

[11]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[12]	Excludes impact of IRS closing agreement tax expense.
[13]	Includes impact of IRS closing agreement reimbursement.
[14]	Certain expenses incurred by the Fund were not annualized for the period.
[15]	Commencement of operations.
[16]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

[17]

For the period ended September 30, 2018 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Emerging Multi-Style Fund—Class I	$0.22	1.90%
AQR TM Emerging Multi-Style Fund—Class N	0.18	1.52
AQR TM Emerging Multi-Style Fund—Class R6	0.23	1.96
AQR Small Cap Momentum Style Fund—Class I	0.03	0.12
AQR Small Cap Momentum Style Fund—Class N	(0.02)	(0.11)
AQR Small Cap Momentum Style Fund—Class R6	0.06	0.22
AQR International Defensive Style Fund—Class I	0.28	2.14
AQR International Defensive Style Fund—Class N	0.22	1.57
AQR International Defensive Style Fund—Class R6	0.30	2.27
AQR International Equity Fund—Class I	0.21	1.86
AQR International Equity Fund—Class N	0.20	1.74
AQR International Equity Fund—Class R6	0.23	1.93
AQR International Relaxed Constraint Equity Fund—Class I	0.29	2.28
AQR International Relaxed Constraint Equity Fund—Class N	0.24	1.84
AQR International Relaxed Constraint Equity Fund—Class R6	0.20	1.56
AQR Emerging Relaxed Constraint Equity Fund—Class I	0.14	1.04
AQR Emerging Relaxed Constraint Equity Fund—Class N	0.12	0.93
AQR Emerging Relaxed Constraint Equity Fund—Class R6	0.06	0.47

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2019, the Trust consists of thirty-nine active series, twenty-three of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, Class N and Class R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September 30, 2019, the Funds had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section 2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

Fund
AQR Large Cap Relaxed Constraint Equity Fund	$28,654
AQR Small Cap Relaxed Constraint Equity Fund	6,576
AQR International Relaxed Constraint Equity Fund	97,848

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds’

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,418,174,536	$—	$—	$1,418,174,536
Securities Lending Collateral	10,380,864	—	—	10,380,864
Short-Term Investments	26,530,185	—	—	26,530,185

Total Assets	$1,455,085,585	$—	$—	$1,455,085,585

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Futures Contracts*	$(102,358)	$—	$—	$(102,358)

Total Liabilities	$(102,358)	$—	$—	$(102,358)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$541,428,632	$—	$—	$541,428,632
Preferred Stocks	71,529	—	—	71,529
Securities Lending Collateral	30,053,944	—	—	30,053,944
Short-Term Investments	9,268,848	—	—	9,268,848

Total Assets	$580,822,953	$—	$—	$580,822,953

LIABILITIES
Futures Contracts*	$(177,230)	$—	$—	$(177,230)

Total Liabilities	$(177,230)	$—	$—	$(177,230)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$23,453,657	$241,358,092	$—	$264,811,749
Securities Lending Collateral	4,280,151	—	—	4,280,151
Short-Term Investments	4,278,335	—	—	4,278,335

Total Assets	$32,012,143	$241,358,092	$—	$273,370,235

LIABILITIES
Futures Contracts*	$(45,929)	$—	$—	$(45,929)

Total Liabilities	$(45,929)	$—	$—	$(45,929)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$58,456,779	$162,733,429	$—	$221,190,208
Rights†	—	—	3,081	3,081
Short-Term Investments	5,004,824	—	—	5,004,824

Total Assets	$63,461,603	$162,733,429	$3,081	$226,198,113

LIABILITIES
Futures Contracts*	$(167,597)	$—	$—	$(167,597)

Total Liabilities	$(167,597)	$—	$—	$(167,597)

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$304,173,495	$—	$—	$304,173,495
Securities Lending Collateral	4,299,670	—	—	4,299,670
Short-Term Investments	9,069,953	—	—	9,069,953

Total Assets	$317,543,118	$—	$—	$317,543,118

LIABILITIES
Futures Contracts*	$(71,819)	$—	$—	$(71,819)

Total Liabilities	$(71,819)	$—	$—	$(71,819)

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$22,958,064	$—	$—		$22,958,064
Preferred Stocks	2,754	—	—		2,754
Securities Lending Collateral	1,820,937	—	—		1,820,937
Short-Term Investments	749,467	—	—		749,467

Total Assets	$25,531,222	$—	$—		$25,531,222

LIABILITIES
Futures Contracts*	$(17,616)	$—	$—		$(17,616)

Total Liabilities	$(17,616)	$—	$—		$(17,616)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$16,517,097	$167,562,144	$—		$184,079,241
Securities Lending Collateral	3,769,241	—	—		3,769,241
Short-Term Investments	4,069,787	—	—		4,069,787

Total Assets	$24,356,125	$167,562,144	$—		$191,918,269

LIABILITIES
Futures Contracts*	$(18,750)	$—	$—		$(18,750)

Total Liabilities	$(18,750)	$—	$—		$(18,750)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$85,190,286	$246,479,330	$—		$331,669,616
Rights†	—	—	6,204		6,204
Short-Term Investments	8,073,977	—	—		8,073,977

Total Assets	$93,264,263	$246,479,330	$6,204		$339,749,797

LIABILITIES
Futures Contracts*	$(216,508)	$—	$—		$(216,508)

Total Liabilities	$(216,508)	$—	$—		$(216,508)

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$922,415,488	$—	$—		$922,415,488
Securities Lending Collateral	21,428,811	—	—		21,428,811
Short-Term Investments	24,258,354	—	—		24,258,354

Total Assets	$968,102,653	$—	$—		$968,102,653

LIABILITIES
Futures Contracts*	$(164,738)	$—	$—		$(164,738)

Total Liabilities	$(164,738)	$—	$—		$(164,738)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$253,935,868	$—	$—	(a)	$253,935,868
Securities Lending Collateral	6,269,765	—	—		6,269,765
Short-Term Investments	6,056,656	—	—		6,056,656

Total Assets	$266,262,289	$—	$—	(a)	$266,262,289

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Futures Contracts*	$(141,096)	$—	$—	$(141,096)

Total Liabilities	$(141,096)	$—	$—	$(141,096)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$53,693,484	$368,472,895	$—	$422,166,379
Securities Lending Collateral	1,163,664	—	—	1,163,664
Short-Term Investments	10,008,346	—	—	10,008,346

Total Assets	$64,865,494	$368,472,895	$—	$433,338,389

LIABILITIES
Futures Contracts*	$(38,292)	$—	$—	$(38,292)

Total Liabilities	$(38,292)	$—	$—	$(38,292)

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$221,846,874	$—	$—	$221,846,874
Securities Lending Collateral	6,781,874	—	—	6,781,874
Short-Term Investments	8,418,707	—	—	8,418,707

Total Assets	$237,047,455	$—	$—	$237,047,455

LIABILITIES
Futures Contracts*	$(47,784)	$—	$—	$(47,784)

Total Liabilities	$(47,784)	$—	$—	$(47,784)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$52,092,079	$—	$—	$52,092,079
Securities Lending Collateral	7,078,049	—	—	7,078,049
Short-Term Investments	1,762,606	—	—	1,762,606

Total Assets	$60,932,734	$—	$—	$60,932,734

LIABILITIES
Futures Contracts*	$(40,450)	$—	$—	$(40,450)

Total Liabilities	$(40,450)	$—	$—	$(40,450)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$14,035,667	$90,686,922	$—	$104,722,589
Securities Lending Collateral	920,936	—	—	920,936
Short-Term Investments	3,877,523	—	—	3,877,523

Total Assets	$18,834,126	$90,686,922	$—	$109,521,048

LIABILITIES
Futures Contracts*	$(14,075)	$—	$—	$(14,075)

Total Liabilities	$(14,075)	$—	$—	$(14,075)

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$4,717,507,532	$—	$—	$4,717,507,532
Securities Lending Collateral	45,294,883	—	—	45,294,883
Short-Term Investments	183,525,144	—	—	183,525,144

Total Assets	$4,946,327,559	$—	$—	$4,946,327,559

LIABILITIES
Futures Contracts*	$(864,589)	$—	$—	$(864,589)

Total Liabilities	$(864,589)	$—	$—	$(864,589)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$28,742,417	$203,594,831	$—	$232,337,248
Securities Lending Collateral	2,165,130	—	—	2,165,130
Short-Term Investments	5,821,286	—	—	5,821,286

Total Assets	$36,728,833	$203,594,831	$—	$240,323,664

LIABILITIES
Futures Contracts*	$(15,197)	$—	$—	$(15,197)

Total Liabilities	$(15,197)	$—	$—	$(15,197)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$13,714,256	$65,925,351	$1	$79,639,608
Corporate Bonds†	—	65	—	65
Rights†	—	—	675	675
Securities Lending Collateral	52,050	—	—	52,050
Short-Term Investments	2,245,145	—	—	2,245,145

Total Assets	$16,011,451	$65,925,416	$676	$81,937,543

LIABILITIES
Futures Contracts*	$(52,849)	$—	$—	$(52,849)

Total Liabilities	$(52,849)	$—	$—	$(52,849)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$171,800,831	$93,625,906	$131	$265,426,868
Securities Lending Collateral	1,592,671	—	—	1,592,671
Short-Term Investments	24,923,948	—	—	24,923,948
Futures Contracts*	710,532	—	—	710,532
Forward Foreign Currency Exchange Contracts*	—	1,431,770	—	1,431,770
Total Return Swaps Contracts*	—	211,912	—	211,912

Total Assets	$199,027,982	$95,269,588	$131	$294,297,701

LIABILITIES
Futures Contracts*	$(192,150)	$—	$—	$(192,150)
Forward Foreign Currency Exchange Contracts*	—	(632,583)	—	(632,583)
Total Return Swaps Contracts*	—	(65,707)	—	(65,707)

Total Liabilities	$(192,150)	$(698,290)	$—	$(890,440)

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$214,438,039	$195	$214,438,234
Securities Lending Collateral	499,006	—	—	499,006
Short-Term Investments	15,281,289	—	—	15,281,289
Futures Contracts*	576,833	—	—	576,833
Forward Foreign Currency Exchange Contracts*	—	1,529,252	—	1,529,252
Total Return Swaps Contracts*	—	108,956	—	108,956

Total Assets	$16,357,128	$216,076,247	$195	$232,433,570

LIABILITIES
Futures Contracts*	$(146,007)	$—	$—	$(146,007)
Forward Foreign Currency Exchange Contracts*	—	(893,682)	—	(893,682)
Total Return Swaps Contracts*	—	(149,080)	—	(149,080)

Total Liabilities	$(146,007)	$(1,042,762)	$—	$(1,188,769)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$17,208,724	$—	$—	$17,208,724
Exchange Traded Funds	480,174	—	—	480,174
Short-Term Investments	146,786	—	—	146,786

Total Assets	$17,835,684	$—	$—	$17,835,684

LIABILITIES
Common Stocks (Sold Short)	$(4,027,669)	$—	$—	$(4,027,669)

Total Liabilities	$(4,027,669)	$—	$—	$(4,027,669)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,727,766	$—	$—	$2,727,766
Exchange Traded Funds	20,733	—	—	20,733
Rights	—	—	19	19
Short-Term Investments	72,449	—	—	72,449

Total Assets	$2,820,948	$—	$19	$2,820,967

LIABILITIES
Common Stocks (Sold Short)	$(618,550)	$—	$—	$(618,550)

Total Liabilities	$(618,550)	$—	$—	$(618,550)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$30,375,325	$—	$30,375,325
Short-Term Investments	145,796	—	—	145,796

Total Assets	$145,796	$30,375,325	$—	$30,521,121

LIABILITIES
Common Stocks(Sold Short) †	$—	$(6,967,067)	$(1)	$(6,967,068)
Futures Contracts*	(148)	—	—	(148)

Total Liabilities	$(148)	$(6,967,067)	$(1)	$(6,967,216)

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,090,123	$3,233,711	$—	$5,323,834
Short-Term Investments	2,380,371	—	—	2,380,371
Total Return Basket Swaps Contracts*	—	282,599	—	282,599

Total Assets	$4,470,494	$3,516,310	$—	$7,986,804

LIABILITIES
Futures Contracts*	$(5,903)	$—	$—	$(5,903)
Total Return Basket Swaps Contracts*	—	(428,347)	—	(428,347)

Total Liabilities	$(5,903)	$(428,347)	$—	$(434,250)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

During the period ended September 30, 2019, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Emerging Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, and AQR International Relaxed Constraint Equity Fund.

The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At September 30, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,172,213,897	$320,076,144	$(37,306,814)	$282,769,330
AQR Small Cap Multi-Style Fund	529,476,553	83,191,417	(32,022,247)	51,169,170
AQR International Multi-Style Fund	251,682,131	35,420,989	(13,778,814)	21,642,175
AQR Emerging Multi-Style Fund	197,377,280	41,025,572	(12,372,336)	28,653,236
AQR TM Large Cap Multi-Style Fund	259,941,811	62,840,352	(5,310,864)	57,529,488
AQR TM Small Cap Multi-Style Fund	23,083,618	3,419,800	(989,812)	2,429,988
AQR TM International Multi-Style Fund	173,793,582	25,625,822	(7,519,885)	18,105,937
AQR TM Emerging Multi-Style Fund	292,169,981	62,287,805	(14,924,497)	47,363,308
AQR Large Cap Momentum Style Fund	736,636,730	242,271,451	(10,970,266)	231,301,185
AQR Small Cap Momentum Style Fund	231,191,559	46,509,634	(11,580,000)	34,929,634
AQR International Momentum Style Fund	383,180,457	60,333,638	(10,213,998)	50,119,640

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR TM Large Cap Momentum Style Fund	$157,846,700	$79,688,835	$(535,864)	$79,152,971
AQR TM Small Cap Momentum Style Fund	52,302,039	10,320,270	(1,730,025)	8,590,245
AQR TM International Momentum Style Fund	95,390,631	18,050,078	(3,933,736)	14,116,342
AQR Large Cap Defensive Style Fund	4,175,357,161	812,184,040	(42,078,231)	770,105,809
AQR International Defensive Style Fund	221,375,974	30,407,251	(11,474,758)	18,932,493
AQR Emerging Defensive Style Fund	78,292,278	10,246,583	(6,654,167)	3,592,416
AQR Global Equity Fund	267,274,557	36,638,568	(10,505,864)	26,132,704
AQR International Equity Fund	220,678,510	23,418,430	(12,852,139)	10,566,291
AQR Large Cap Relaxed Constraint Equity Fund	10,687,487	3,893,564	(773,036)	3,120,528
AQR Small Cap Relaxed Constraint Equity Fund	1,991,824	521,367	(310,774)	210,593
AQR International Relaxed Constraint Equity Fund	23,113,062	3,571,458	(3,130,615)	440,843
AQR Emerging Relaxed Constraint Equity Fund	7,647,364	975,410	(1,070,220)	(94,810)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”) and non-taxable dividends from fund investments including Real Estate Investment Trusts (“REITs”).

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR TAX BASIS CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Large Cap Multi-Style Fund	$12,346,617	$40,938,947	$282,769,330	$—	$—	$336,054,894
AQR Small Cap Multi-Style Fund	4,440,155	338,822	51,169,170	(10,848,159)	—	45,099,988
AQR International Multi-Style Fund	7,310,228	(17,185,660)	21,584,205	(5,891,119)	—	5,817,654
AQR Emerging Multi-Style Fund	5,511,334	(29,482,558)	28,639,060	(3,892,351)	—	775,485
AQR TM Large Cap Multi-Style Fund	2,746,101	1,821,439	57,529,487	—	—	62,097,027
AQR TM Small Cap Multi-Style Fund	161,216	(610,359)	2,429,989	—	—	1,980,846
AQR TM International Multi-Style Fund	4,954,937	(6,030,672)	18,081,276	—	—	17,005,541
AQR TM Emerging Multi-Style Fund	7,570,795	(12,426,896)	47,345,762	(1,462,241)	—	41,027,420
AQR Large Cap Momentum Style Fund	7,178,646	73,748,467	231,301,142	—	—	312,228,255
AQR Small Cap Momentum Style Fund	858,569	10,009,259	34,929,634	—	—	45,797,462
AQR International Momentum Style Fund	9,454,455	(12,875,747)	50,076,073	(14,081,931)	—	32,572,850
AQR TM Large Cap Momentum Style Fund	1,990,737	2,484,006	79,152,971	—	—	83,627,714
AQR TM Small Cap Momentum Style Fund	207,026	643,334	8,590,245	—	—	9,440,605
AQR TM International Momentum Style Fund	2,496,042	(13,550,897)	14,103,096	(4,304,343)	—	(1,256,102)
AQR Large Cap Defensive Style Fund	41,696,933	(2,909,208)	770,105,809	—	—	808,893,534
AQR International Defensive Style Fund	5,431,823	(706,759)	18,914,091	(1,300,248)	—	22,338,907
AQR Emerging Defensive Style Fund	1,683,527	(11,793,711)	3,512,041	(942,404)	—	(7,540,547)
AQR Global Equity Fund	3,679,832	(7,287,642)	24,644,894	(7,302,041)	(3,493)	13,731,550
AQR International Equity Fund	6,634,791	—	3,675,784	(17,818,951)	—	(7,508,376)
AQR Large Cap Relaxed Constraint Equity Fund	88,530	(599,174)	3,120,459	(324,200)	—	2,285,615
AQR Small Cap Relaxed Constraint Equity Fund	—	(372,656)	210,593	(46,117)	—	(208,180)
AQR International Relaxed Constraint Equity Fund	692,739	(5,168,069)	435,862	(7,618,146)	—	(11,657,614)
AQR Emerging Relaxed Constraint Equity Fund	—	(3,267,420)	(93,982)	(3,263,603)	—	(6,625,005)

The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sales loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, mark to market on PFIC investments, mark to market on equity swaps, non-taxable dividends from fund investments including REITs, loss deferrals from tax straddles, and capital loss carry forwards.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

As of September 30, 2019, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund	$(3,997,011)	$3,997,011
AQR Small Cap Multi-Style Fund	(55,549)	55,549
AQR Emerging Multi-Style Fund	4,493	(4,493)
AQR TM Emerging Multi-Style Fund	6,872	(6,872)
AQR Large Cap Momentum Style Fund	(12,543,770)	12,543,770
AQR Small Cap Momentum Style Fund	(1,571,228)	1,571,228
AQR Small Cap Relaxed Constraint Equity Fund	14,687	(14,687)
AQR International Relaxed Constraint Equity Fund	(654)	654
AQR Emerging Relaxed Constraint Equity Fund	1,123,213	(1,123,213)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non deductible expenses, net operating losses, and redemptions utilized as distributions. The result of operations and net assets were not affected by the reclassifications.

The tax character of distributions paid during the fiscal year-ends September 30, 2019 and September 30, 2018 were as follows:

	SEPTEMBER 30, 2019			SEPTEMBER 30, 2018

FUND	ORDINARY INCOME	CAPITAL GAINS	RETURN OF CAPITAL	ORDINARY INCOME	CAPITAL GAINS	RETURN OF CAPITAL
AQR Large Cap Multi-Style Fund	$27,591,439	$76,160,867	$—	$24,214,628	$18,502,454	$—
AQR Small Cap Multi-Style Fund	11,619,753	58,814,207	—	32,228,573	38,349,960	—
AQR International Multi-Style Fund	10,554,752	—	—	11,688,075	—	—
AQR Emerging Multi-Style Fund	6,006,315	—	—	5,511,423	—	—
AQR TM Large Cap Multi-Style Fund	3,874,532	—	—	2,988,559	—	—
AQR TM Small Cap Multi-Style Fund	162,233	985,602	—	229,172	575,538	—
AQR TM International Multi-Style Fund	4,100,305	—	—	4,462,834	—	—
AQR TM Emerging Multi-Style Fund	7,198,963	—	—	5,904,163	—	—
AQR Large Cap Momentum Style Fund	23,493,413	64,214,636	—	9,582,619	77,695,110	—
AQR Small Cap Momentum Style Fund	1,463,483	55,979,660	—	937,060	33,113,161	—
AQR International Momentum Style Fund	7,732,508	—	—	8,815,825	—	—
AQR TM Large Cap Momentum Style Fund	1,918,042	—	—	1,558,715	—	—
AQR TM Small Cap Momentum Style Fund	98,045	4,182,028	—	132,400	48,880	—
AQR TM International Momentum Style Fund	2,275,129	—	—	1,999,095	—	—
AQR Large Cap Defensive Style Fund	25,853,029	9,708,427	—	22,563,901	7,907,632	—
AQR International Defensive Style Fund	4,714,166	—	—	4,369,486	—	—
AQR Emerging Defensive Style Fund	1,482,027	—	—	1,140,163	—	—
AQR Global Equity Fund	4,193,245	6,115,094	—	9,041,338	5,464,443	—
AQR International Equity Fund	7,323,967	3,292,678	—	26,222,287	11,174,436	—
AQR Large Cap Relaxed Constraint Equity Fund	141,038	—	—	155,955	—	—
AQR Small Cap Relaxed Constraint Equity Fund	—	—	—	30,280	—	2,926
AQR International Relaxed Constraint Equity Fund	1,291,291	—	—	264,489	—	—
AQR Emerging Relaxed Constraint Equity Fund	301,451	—	—	345,042	—	—

During the year ended September 30, 2019, the Funds utilized capital loss carryforwards in the amounts listed below:

FUND	SHORT-TERM	LONG-TERM
AQR TM Large Cap Multi-Style Fund	$53,380	$—
AQR TM Large Cap Momentum Style Fund	1,274,725	—
AQR Large Cap Relaxed Constraint Equity Fund	—	11,128

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

As of September 30, 2019, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR International Multi-Style Fund	$17,084,330	$101,330
AQR Emerging Multi-Style Fund	29,482,558	—
AQR TM Small Cap Multi-Style Fund	610,359	—
AQR TM International Multi-Style Fund	6,030,672	—
AQR TM Emerging Multi-Style Fund	12,426,896	—
AQR International Momentum Style Fund	12,875,747	—
AQR TM International Momentum Style Fund	13,550,897	—
AQR Large Cap Defensive Style Fund	2,909,208	—
AQR International Defensive Style Fund	126,821	579,938
AQR Emerging Defensive Style Fund	5,552,414	6,241,297
AQR Global Equity Fund	7,287,642	—
AQR Large Cap Relaxed Constraint Equity Fund	599,174	—
AQR Small Cap Relaxed Constraint Equity Fund	372,656	—
AQR International Relaxed Constraint Equity Fund	5,168,069	—
AQR Emerging Relaxed Constraint Equity Fund	2,960,046	307,374

6. Investment Transactions

During the year ended September 30, 2019, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Large Cap Multi-Style Fund	$840,806,793	$1,194,822,079	$—	$—
AQR Small Cap Multi-Style Fund	422,766,379	510,691,624	—	—
AQR International Multi-Style Fund	175,437,626	293,238,179	—	—
AQR Emerging Multi-Style Fund	160,432,642	218,666,866	—	—
AQR TM Large Cap Multi-Style Fund	193,788,246	169,693,926	—	—
AQR TM Small Cap Multi-Style Fund	21,512,475	27,334,737	—	—
AQR TM International Multi-Style Fund	127,344,476	118,643,141	—	—
AQR TM Emerging Multi-Style Fund	240,530,905	204,190,802	—	—
AQR Large Cap Momentum Style Fund	558,478,755	755,896,732	—	—
AQR Small Cap Momentum Style Fund	219,011,995	289,438,255	—	—
AQR International Momentum Style Fund	296,752,186	285,785,294	—	—
AQR TM Large Cap Momentum Style Fund	129,352,473	126,057,238	—	—
AQR TM Small Cap Momentum Style Fund	35,128,210	41,999,985	—	—
AQR TM International Momentum Style Fund	51,588,117	63,859,563	—	—
AQR Large Cap Defensive Style Fund	2,966,883,935	608,984,002	—	—
AQR International Defensive Style Fund	91,067,739	52,196,834	—	—
AQR Emerging Defensive Style Fund	27,148,561	24,250,867	—	—
AQR Global Equity Fund	345,954,066	384,421,793	—	—
AQR International Equity Fund	287,867,473	434,385,495	—	—
AQR Large Cap Relaxed Constraint Equity Fund	14,944,432	20,593,323	7,006,871	8,178,997
AQR Small Cap Relaxed Constraint Equity Fund	2,234,925	3,131,080	870,449	1,082,725
AQR International Relaxed Constraint Equity Fund	33,747,901	81,682,207	12,538,841	23,697,257
AQR Emerging Relaxed Constraint Equity Fund	8,381,231	27,385,480	—	—

7. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at September 30, 2019.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$102,358	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	177,230	—	—
AQR International Multi-Style Fund	—	—	—	45,929	—	—
AQR Emerging Multi-Style Fund	—	—	—	167,597	—	—
AQR TM Large Cap Multi-Style Fund	—	—	—	71,819	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	17,616	—	—
AQR TM International Multi-Style Fund	—	—	—	18,750	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	216,508	—	—
AQR Large Cap Momentum Style Fund	—	—	—	164,738	—	—
AQR Small Cap Momentum Style Fund	—	—	—	141,096	—	—
AQR International Momentum Style Fund	—	—	—	38,292	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	47,784	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	40,450	—	—
AQR TM International Momentum Style Fund	—	—	—	14,075	—	—
AQR Large Cap Defensive Style Fund	—	—	—	864,589	—	—
AQR International Defensive Style Fund	—	—	—	15,197	—	—
AQR Emerging Defensive Style Fund	—	—	—	52,849	—	—
AQR Global Equity Fund	710,532	211,912	—	192,150	65,707	—
AQR International Equity Fund	576,833	108,956	—	146,007	149,080	—
AQR International Relaxed Constraint Equity Fund	—	—	—	148	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	282,599	—	5,903	428,347	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,431,770	—	—	632,583
AQR International Equity Fund	—	—	1,529,252	—	—	893,682

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	102,358	—	—
AQR Small Cap Multi-Style Fund	—	—	—	177,230	—	—
AQR International Multi-Style Fund	—	—	—	45,929	—	—
AQR Emerging Multi-Style Fund	—	—	—	167,597	—	—
AQR TM Large Cap Multi-Style Fund	—	—	—	71,819	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	17,616	—	—
AQR TM International Multi-Style Fund	—	—	—	18,750	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	216,508	—	—
AQR Large Cap Momentum Style Fund	—	—	—	164,738	—	—
AQR Small Cap Momentum Style Fund	—	—	—	141,096	—	—
AQR International Momentum Style Fund	—	—	—	38,292	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	47,784	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	40,450	—	—
AQR TM International Momentum Style Fund	—	—	—	14,075	—	—
AQR Large Cap Defensive Style Fund	—	—	—	864,589	—	—
AQR International Defensive Style Fund	—	—	—	15,197	—	—
AQR Emerging Defensive Style Fund	—	—	—	52,849	—	—
AQR Global Equity Fund	518,382	146,205	799,187	—	—	—
AQR International Equity Fund	430,826	—	635,570	—	40,124	—
AQR International Relaxed Constraint Equity Fund	—	—	—	148	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	—	—	5,903	145,748	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2019:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$1,586,011	$—	$—	$22,502	$—	$—
AQR Small Cap Multi-Style Fund	(666)	—	—	(22,364)	—	—
AQR International Multi-Style Fund	221,401	—	—	(36,120)	—	—
AQR Emerging Multi-Style Fund	477,792	—	—	(228,347)	—	—
AQR TM Large Cap Multi-Style Fund	865,248	—	—	(96,443)	—	—
AQR TM Small Cap Multi-Style Fund	(18,305)	—	—	(13,514)	—	—
AQR TM International Multi-Style Fund	89,593	—	—	(45,656)	—	—
AQR TM Emerging Multi-Style Fund	(91,726)	—	—	(335,796)	—	—
AQR Large Cap Momentum Style Fund	2,152,389	—	—	(263,818)	—	—
AQR Small Cap Momentum Style Fund	(739,063)	—	—	(138,926)	—	—
AQR International Momentum Style Fund	309,533	—	—	(124,542)	—	—
AQR TM Large Cap Momentum Style Fund	169,350	—	—	(68,741)	—	—
AQR TM Small Cap Momentum Style Fund	79,206	—	—	(27,957)	—	—
AQR TM International Momentum Style Fund	102,602	—	—	(34,754)	—	—
AQR Large Cap Defensive Style Fund	4,731,019	—	—	(910,152)	—	—
AQR International Defensive Style Fund	(400,350)	—	—	(78,414)	—	—
AQR Emerging Defensive Style Fund	(206,589)	—	—	(104,952)	—	—
AQR Global Equity Fund	85,521	(1,708,165)	—	(1,338,101)	(950,933)	—
AQR International Equity Fund	16,809	(2,891,663)	—	(4,772,741)	(205,040)	—
AQR International Relaxed Constraint Equity Fund	(123,448)	—	—	(15,791)	—	—
AQR Emerging Relaxed Constraint Equity Fund	28,273	(1,386,482)	—	(20,382)	(144,423)	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	935,386	—	—	1,244,544
AQR International Equity Fund	—	—	(368,261)	—	—	916,930

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of September 30, 2019:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$715,905	$(316,271)	$399,634	$—	$(270,000)	$129,634
GSIN	Total Return Swaps Contracts	1,088	—	1,088	—	—	1,088
JPMC	Forward Foreign Currency Exchange Contracts	715,865	(316,312)	399,553
	Total Return Swaps Contracts	210,824	(49,196)	161,628
	Total JPMC	926,689	(365,508)	561,181	—	—	561,181
Total financial instruments subject to a master netting arrangement or similar arrangement		1,643,682	(681,779)	961,903	—	(270,000)	691,903

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$316,271	$(316,271)	$—
CITI	Total Return Swaps Contracts	16,511	—	16,511	—	—	16,511
JPMC	Forward Foreign Currency Exchange Contracts	316,312	(316,312)	—
	Total Return Swaps Contracts	49,196	(49,196)	—
	Total JPMC	365,508	(365,508)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		698,290	(681,779)	16,511	—	—	16,511

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 2,486,906.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$764,645	$(446,816)	$317,829	$—	$(240,000)	$77,829
JPMC	Forward Foreign Currency Exchange Contracts	764,607	(446,866)	317,741
	Total Return Swaps Contracts	108,956	(108,956)	—
	Total JPMC	873,563	(555,822)	317,741	—	—	317,741
Total financial instruments subject to a master netting arrangement or similar arrangement		1,638,208	(1,002,638)	635,570	—	(240,000)	395,570

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$446,816	$(446,816)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	446,866	(446,866)	—
	Total Return Swaps Contracts	149,080	(108,956)	40,124
	Total JPMC	595,946	(555,822)	40,124	—	(40,124)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,042,762	(1,002,638)	40,124	—	(40,124)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 2,720,453.

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$282,599	$(282,599)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		282,599	(282,599)	—	—	—	—

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$428,347	$(282,599)	$145,748	$—	$(145,748)	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		428,347	(282,599)	145,748	—	(145,748)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 1,325,011

For the year ended September 30, 2019, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM LARGE CAP MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$24,652,011	$12,807,541	$7,101,850	$4,112,037	$6,129,974
Average Notional Balance—Short	—	—	—	—	—
Ending Notional Balance—Long	14,147,875	4,422,500	5,505,360	5,159,785	7,744,100
Ending Notional Balance—Short	—	—	—	—	—

	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$298,156	$4,078,379	$6,751,077	$20,174,340	$2,376,922
Average Notional Balance—Short	—	—	—	—	—
Ending Notional Balance—Long	457,500	3,891,720	6,362,065	17,573,150	3,736,250
Ending Notional Balance—Short	—	—	—	—	—

	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$10,645,329	$3,998,646	$1,053,001	$3,370,778	$97,876,349
Average Notional Balance—Short	—	—	—	—	—
Ending Notional Balance—Long	10,631,040	5,957,000	1,067,500	4,366,320	156,520,175
Ending Notional Balance—Short	—	—	—	—	—

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$5,177,750	$1,891,687	$52,020,095	$75,051,969
Average Notional Balance—Short	—	—	40,495,690	38,606,568
Ending Notional Balance—Long	5,979,960	1,552,945	67,792,143	55,576,212
Ending Notional Balance—Short	—	—	44,378,392	24,490,003
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	145,554,650	171,009,435
Average Settlement Value—Sold	—	—	161,162,875	172,648,435
Ending Value—Purchased	—	—	97,779,283	111,760,361
Ending Value—Sold	—	—	81,565,861	90,955,820
Total Return Swaps:
Average Notional Balance—Long	—	—	25,422,219	21,775,858
Average Notional Balance—Short	—	—	1,337,098	9,425,935
Ending Notional Balance—Long	—	—	13,101,149	9,190,863
Ending Notional Balance—Short	—	—	2,612,820	1,750,968

			AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long			$772,107	$451,407
Average Notional Balance—Short			—	—
Ending Notional Balance—Long			189,840	200,380
Ending Notional Balance—Short			—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long			—	8,567,611
Average Notional of Underlying Positions—Short			—	4,520,187
Ending Notional Balance—Long			—	4,353,388
Ending Notional Balance—Short			—	2,280,076

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement, dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13, 2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

FUND	RATIO
AQR TM International Multi-Style Fund	0.45%
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund	0.60
AQR International Equity Fund	0.65
AQR Large Cap Relaxed Constraint Equity Fund	0.60
AQR Small Cap Relaxed Constraint Fund	0.80
AQR International Relaxed Constraint Fund	0.75
AQR Emerging Relaxed Constraint Fund	0.95

The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2020 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.15%	0.15%	0.05%
AQR Small Cap Multi-Style Fund	0.15	0.15	0.05
AQR International Multi-Style Fund	0.15	0.15	0.05
AQR Emerging Multi-Style Fund	0.15	0.15	0.05
AQR TM Large Cap Multi-Style Fund	0.15	0.15	0.05
AQR TM Small Cap Multi-Style Fund	0.15	0.15	0.05
AQR TM International Multi-Style Fund	0.15	0.15	0.05
AQR TM Emerging Multi-Style Fund	0.15	0.15	0.05
AQR Large Cap Momentum Style Fund	0.15	0.15	0.05
AQR Small Cap Momentum Style Fund	0.15	0.15	0.05
AQR International Momentum Style Fund	0.15	0.15	0.05
AQR TM Large Cap Momentum Style Fund	0.15	0.15	0.05
AQR TM Small Cap Momentum Style Fund	0.15	0.15	0.05
AQR TM International Momentum Style Fund	0.15	0.15	0.05
AQR Large Cap Defensive Style Fund	0.15	0.15	0.05
AQR International Defensive Style Fund	0.15	0.15	0.05
AQR Emerging Defensive Style Fund	0.15	0.15	0.05
AQR Global Equity Fund	0.20	0.20	0.10
AQR International Equity Fund	0.20	0.20	0.10
AQR Large Cap Relaxed Constraint Equity Fund	0.20	0.20	0.10
AQR Small Cap Relaxed Constraint Equity Fund	0.20	0.20	0.10
AQR International Relaxed Constraint Equity Fund	0.20	0.20	0.10
AQR Emerging Relaxed Constraint Equity Fund	0.20	0.20	0.10

Prior to January 29, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

FUND	CLASS I	CLASS N	CLASS R6
AQR TM International Multi-Style Fund	0.60%	0.85%	0.50%
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.80	1.05	0.70
AQR International Equity Fund	0.85	1.10	0.75
AQR Large Cap Relaxed Constraint Fund	0.80	1.05	0.70
AQR Small Cap Relaxed Constraint Fund	1.00	1.25	0.90
AQR International Relaxed Constraint Fund	0.95	1.20	0.85
AQR Emerging Relaxed Constraint Fund	1.15	1.40	1.05

For the year ended September 30, 2019 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$28,429	$30,786	$59,215
AQR Small Cap Multi-Style Fund	29,606	103,196	132,802
AQR International Multi-Style Fund	74,885	154,166	229,051
AQR Emerging Multi-Style Fund	100,934	181,602	282,536
AQR TM Large Cap Multi-Style Fund	36,017	106,880	142,897
AQR TM Small Cap Multi-Style Fund	44,069	115,316	159,385
AQR TM International Multi-Style Fund	60,758	141,051	201,809
AQR TM Emerging Multi-Style Fund	96,480	209,893	306,373
AQR Large Cap Momentum Style Fund	31,205	61,595	92,800
AQR Small Cap Momentum Style Fund	46,676	112,179	158,855
AQR International Momentum Style Fund	72,986	161,623	234,609
AQR TM Large Cap Momentum Style Fund	36,559	103,008	139,567
AQR TM Small Cap Momentum Style Fund	44,051	121,725	165,776
AQR TM International Momentum Style Fund	66,271	141,773	208,044
AQR Large Cap Defensive Style Fund	4,724	333,395	338,119
AQR International Defensive Style Fund	58,408	150,576	208,984
AQR Emerging Defensive Style Fund	68,469	157,538	226,007
AQR Global Equity Fund	24,557	16,835	41,392
AQR International Equity Fund	23,841	114,260	138,101
AQR Large Cap Relaxed Constraint Equity Fund	31,680	92,538	124,218
AQR Small Cap Relaxed Constraint Equity Fund	6,699	131,557	138,256
AQR International Relaxed Constraint Equity Fund	34,863	99,776	134,639
AQR Emerging Relaxed Constraint Equity Fund	55,261	145,692	200,953
The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

For the year ended September 30, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at September 30, 2019 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
			2020	2021	2022

AQR LARGE CAP MULTI-STYLE FUND
Class I	$16,354	$53,902	$37,548	$—	$16,354
Class N	2,403	8,091	5,688	—	2,403
Class R6	40,458	143,411	102,953	—	40,458

Totals	$59,215	$205,404	$146,189	$—	$59,215

AQR SMALL CAP MULTI-STYLE FUND
Class I	$9,987	$37,417	$18,244	$9,186	$9,987
Class N	1,673	6,401	3,552	1,176	1,673
Class R6	121,142	478,010	252,609	104,259	121,142

Totals	$132,802	$521,828	$274,405	$114,621	$132,802

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$48,136	$116,336	$36,268	$31,932	$48,136
Class N	3,854	11,313	4,427	3,032	3,854
Class R6	177,061	508,447	178,757	152,629	177,061

Totals	$229,051	$636,096	$219,452	$187,593	$229,051

AQR EMERGING MULTI-STYLE FUND
Class I	$48,901	$229,033	$110,223	$69,909	$48,901
Class N	4,964	22,659	9,735	7,960	4,964
Class R6	228,671	821,882	269,717	323,494	228,671

Totals	$282,536	$1,073,574	$389,675	$401,363	$282,536

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$41,863	$106,498	$39,020	$25,615	$41,863
Class N	634	3,055	1,623	798	634
Class R6	100,400	259,450	96,393	62,657	100,400

Totals	$142,897	$369,003	$137,036	$89,070	$142,897

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$119,940	$319,669	$101,314	$98,415	$119,940
Class N	25,028	77,750	27,240	25,482	25,028
Class R6	14,417	36,883	12,420	10,046	14,417

Totals	$159,385	$434,302	$140,974	$133,943	$159,385

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$30,124	$80,031	$25,965	$23,942	$30,124
Class N	1,456	5,376	2,090	1,830	1,456
Class R6	170,229	460,299	152,427	137,643	170,229

Totals	$201,809	$545,706	$180,482	$163,415	$201,809

AQR TM EMERGING MULTI-STYLE FUND
Class I	$25,888	$63,167	$17,236	$20,043	$25,888
Class N	985	6,259	2,882	2,392	985
Class R6	279,500	999,507	356,746	363,261	279,500

Totals	$306,373	$1,068,933	$376,864	$385,696	$306,373

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
			2020	2021	2022

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$75,024	$133,098	$51,199	$6,875	$75,024
Class N	6,543	10,574	3,559	472	6,543
Class R6	11,233	15,616	3,858	525	11,233

Totals	$92,800	$159,288	$58,616	$7,872	$92,800

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$144,457	$360,369	$124,333	$91,579	$144,457
Class N	1,986	2,960	582	392	1,986
Class R6	12,412	19,594	3,697	3,485	12,412

Totals	$158,855	$382,923	$128,612	$95,456	$158,855

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$174,075	$503,332	$172,092	$157,165	$174,075
Class N	20,137	55,388	18,047	17,204	20,137
Class R6	40,397	87,386	22,827	24,162	40,397

Totals	$234,609	$646,106	$212,966	$198,531	$234,609

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$70,526	$177,195	$56,646	$50,023	$70,526
Class N	5,541	11,862	825	5,496	5,541
Class R6	63,500	171,501	61,219	46,782	63,500

Totals	$139,567	$360,558	$118,690	$102,301	$139,567

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$155,053	$400,542	$127,032	$118,457	$155,053
Class N	10,020	21,031	1,290	9,721	10,020
Class R6	703	1,736	585	448	703

Totals	$165,776	$423,309	$128,907	$128,626	$165,776

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$91,116	$236,907	$68,298	$77,493	$91,116
Class N	11,369	22,164	1,251	9,544	11,369
Class R6	105,559	294,892	96,352	92,981	105,559

Totals	$208,044	$553,963	$165,901	$180,018	$208,044

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$226,609	$350,637	$104,771	$19,257	$226,609
Class N	29,867	72,712	37,604	5,241	29,867
Class R6	81,643	112,965	26,257	5,065	81,643

Totals	$338,119	$536,314	$168,632	$29,563	$338,119

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$174,650	$426,898	$130,587	$121,661	$174,650
Class N	5,488	52,286	32,592	14,206	5,488
Class R6	28,846	67,208	19,870	18,492	28,846

Totals	$208,984	$546,392	$183,049	$154,359	$208,984

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$198,917	$584,661	$197,570	$188,174	$198,917
Class N	26,568	54,868	9,909	18,391	26,568
Class R6	522	1,784	703	559	522

Totals	$226,007	$641,313	$208,182	$207,124	$226,007

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
			2020	2021	2022

AQR GLOBAL EQUITY FUND
Class I	$20,145	$70,184	$23,662	$26,377	$20,145
Class N	507	2,117	1,175	435	507
Class R6	20,740	136,890	81,044	35,106	20,740

Totals	$41,392	$209,191	$105,881	$61,918	$41,392

AQR INTERNATIONAL EQUITY FUND
Class I	$116,191	$228,822	$37,831	$74,800	$116,191
Class N	3,822	9,999	3,430	2,747	3,822
Class R6	18,088	28,326	1,202	9,036	18,088

Totals	$138,101	$267,147	$42,463	$86,583	$138,101

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$107,461	$282,625	$67,645	$107,519	$107,461
Class N	5,387	34,062	23,622	5,053	5,387
Class R6	11,370	66,000	39,990	14,640	11,370

Totals	$124,218	$382,687	$131,257	$127,212	$124,218

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$47,373	$149,778	$49,392	$53,013	$47,373
Class N	28,696	77,251	27,341	21,214	28,696
Class R6	62,187	165,154	53,606	49,361	62,187

Totals	$138,256	$392,183	$130,339	$123,588	$138,256

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
Class I	$125,030	$258,111	$57,807	$75,274	$125,030
Class N	8,785	52,700	23,019	20,896	8,785
Class R6	824	57,849	48,312	8,713	824

Totals	$134,639	$368,660	$129,138	$104,883	$134,639

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Class I	$117,304	$241,292	$53,067	$70,921	$117,304
Class N	27,128	88,777	31,200	30,449	27,128
Class R6	56,521	210,447	78,501	75,425	56,521

Totals	$200,953	$540,516	$162,768	$176,795	$200,953

During the year ended September 30, 2019, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	$1,236	$173	$3,318
AQR Large Cap Defensive Style Fund	30,500	5,588	5,845
AQR Global Equity Fund	1,020	20	703

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

10. Principal Risks and Concentrations

The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statements of Operations.

During the reporting period, average borrowings under the Interfund Lending Program were as follows:

FUND	AVERAGE BORROWINGS	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR International Multi-Style Fund	$1,184,000	15	$1,278
AQR Emerging Defensive Style Fund	1,500,000	3	283
AQR International Equity Fund	3,000,000	4	841

12. Line of Credit

Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

There were no open borrowings as of September 30, 2019 by any of the Funds in the Trust.

The Funds had the following borrowings during the period:

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE %	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Large Cap Multi-Style Fund	$3,683,333	3.50	12	$4,239
AQR International Multi-Style Fund	11,272,727	3.37	11	11,474
AQR Emerging Multi-Style Fund	6,000,000	3.54	7	4,076
AQR TM Small Cap Multi-Style Fund	1,121,053	3.53	19	2,060
AQR TM International Multi-Style Fund	1,750,000	3.39	6	975
AQR Large Cap Momentum Style Fund	24,576,923	3.39	13	29,667
AQR Small Cap Momentum Style Fund	6,714,286	3.51	7	4,517
AQR International Momentum Style Fund	6,000,000	3.53	7	4,064
AQR TM Small Cap Momentum Style Fund	2,322,222	3.50	9	2,002
AQR TM International Momentum Style Fund	4,490,909	3.53	24	10,437
AQR Emerging Defensive Style Fund	2,000,000	3.56	5	975
AQR International Equity Fund	19,191,429	3.46	7	12,741
AQR International Relaxed Constraint Equity Fund	2,900,000	3.35	5	1,331
AQR Emerging Relaxed Constraint Equity Fund	1,507,727	3.65	21	3,163

13. Principal Ownership

As of September 30, 2019, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	4	94.07%
AQR Small Cap Multi-Style Fund	2	94.86%
AQR International Multi-Style Fund	4	92.02%

AQR Funds	Annual Report	September 2019

Notes to Financial Statements	September 30, 2019

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Emerging Multi-Style Fund	4	92.02%
AQR TM Large Cap Multi-Style Fund	4	93.28%
AQR TM Small Cap Multi-Style Fund*	4	98.47%
AQR TM International Multi-Style Fund	4	94.22%
AQR TM Emerging Multi-Style Fund	2	89.87%
AQR Large Cap Momentum Style Fund	3	88.59%
AQR Small Cap Momentum Style Fund	3	90.91%
AQR International Momentum Style Fund	3	92.88%
AQR TM Large Cap Momentum Style Fund	3	94.24%
AQR TM Small Cap Momentum Style Fund	2	89.25%
AQR TM International Momentum Style Fund	3	96.48%
AQR Large Cap Defensive Style Fund	6	88.32%
AQR International Defensive Style Fund	4	95.61%
AQR Emerging Defensive Style Fund	3	94.00%
AQR Global Equity Fund	3	95.14%
AQR International Equity Fund	5	77.40%
AQR Large Cap Relaxed Constraint Equity Fund*	3	85.29%
AQR Small Cap Relaxed Constraint Equity Fund*	4	88.11%
AQR International Relaxed Constraint Equity Fund	1	90.65%
AQR Emerging Relaxed Constraint Equity Fund*	5	98.65%

*	The percentage held by the Adviser and/or affiliates is 9.85%, 10.64%, 81.27% and 48.08% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. Subsequent Events

At a meeting held on November 14, 2019, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Emerging Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, and AQR Small Cap Relaxed Constraint Equity Fund. Where applicable, the Funds will each declare a dividend to all holders of record on December 13, 2019 consisting of any undistributed income and capital gains (net of available capital loss carryovers). On or about December 20, 2019 (the “Liquidation Date”), the Funds will each make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Annual Report	September 2019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, and AQR Emerging Relaxed Constraint Equity Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the twenty-three funds listed in the table below (twenty-three of the funds constituting the AQR Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations, statements of changes in net assets, and for the three funds designated in the table below, the statements of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations, the changes in each of their net assets, and for the three funds designated in the table below, each of their cash flows for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

AQR Large Cap Multi-Style Fund (1)	AQR TM Small Cap Momentum Style Fund (1)
AQR Small Cap Multi-Style Fund (1)	AQR TM International Momentum Style Fund (1)
AQR International Multi-Style Fund (1)	AQR Large Cap Defensive Style Fund (1)
AQR Emerging Multi-Style Fund (1)	AQR International Defensive Style Fund (1)
AQR TM Large Cap Multi-Style Fund (1)	AQR Emerging Defensive Style Fund (1)
AQR TM Small Cap Multi-Style Fund (1)	AQR Global Equity Fund (1)
AQR TM International Multi-Style Fund (1)	AQR International Equity Fund (1)
AQR TM Emerging Multi-Style Fund (1)	AQR Large Cap Relaxed Constraint Equity Fund (2)
AQR Large Cap Momentum Style Fund (1)	AQR Small Cap Relaxed Constraint Equity Fund (2)
AQR Small Cap Momentum Style Fund (1)	AQR International Relaxed Constraint Equity Fund (2)
AQR International Momentum Style Fund (1)	AQR Emerging Relaxed Constraint Equity Fund (1)
AQR TM Large Cap Momentum Style Fund (1)

(1)	Statements of operations for the year ended September 30, 2019 and statements of changes in net assets for each of the two years ended September 30, 2019.
(2)	Statements of operations and cash flows for the year ended September 30, 2019 and statements of changes in net assets for each of the two years ended September 30, 2019.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Subsequent Event

As discussed in Note 14 to the financial statements, on November 14, 2019, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Emerging Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, and AQR Small Cap Relaxed Constraint Equity Fund, which will occur on or about December 20, 2019.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 22, 2019

We have served as the auditor of one or more investment companies in AQR Funds since 2008.

AQR Funds	Annual Report	September 2019

Other Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2019, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	49.87%
AQR International Multi-Style Fund	90.85%
AQR Emerging Multi-Style Fund	82.75%
AQR TM Large Cap Multi-Style Fund	100.00%
AQR TM Small Cap Multi-Style Fund	100.00%
AQR TM International Multi-Style Fund	92.34%
AQR TM Emerging Multi-Style Fund	80.71%
AQR Large Cap Momentum Style Fund	50.53%
AQR Small Cap Momentum Style Fund	100.00%
AQR International Momentum Style Fund	94.59%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	100.00%
AQR TM International Momentum Style Fund	87.49%
AQR Large Cap Defensive Style Fund	100.00%
AQR International Defensive Style Fund	85.73%
AQR Emerging Defensive Style Fund	73.69%
AQR Global Equity Fund	100.00%
AQR International Equity Fund	100.00%
AQR Large Cap Relaxed Constraint Equity Fund	100.00%
AQR International Relaxed Constraint Equity Fund	100.00%
AQR Emerging Relaxed Constraint Equity Fund	100.00%

For the fiscal year ended September 30, 2019, the following percentages of income dividends paid by the Fund qualify for the dividends received deductions available to corporations:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	46.87%
AQR TM Large Cap Multi-Style Fund	100.00%
AQR TM Small Cap Multi-Style Fund	100.00%
AQR Large Cap Momentum Style Fund	49.28%
AQR Small Cap Momentum Style Fund	100.00%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	100.00%
AQR Global Equity Fund	71.98%
AQR Large Cap Relaxed Constraint Equity Fund	100.00%
AQR Emerging Relaxed Constraint Equity Fund	0.50%

The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2019:

FUND	TOTAL
AQR Large Cap Multi-Style Fund	$79,254,631
AQR Small Cap Multi-Style Fund	58,814,207
AQR TM Small Cap Multi-Style Fund	985,602
AQR Large Cap Momentum Style Fund	75,674,996
AQR Small Cap Momentum Style Fund	57,470,514
AQR TM Small Cap Momentum Style Fund	4,182,028
AQR Large Cap Defensive Style Fund	9,708,427
AQR Global Equity Fund	6,115,094
AQR International Equity Fund	3,292,678

AQR Funds	Annual Report	September 2019

Other Federal Tax Information (Unaudited)

Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2019, the foreign source income for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$10,390,478	$0.4215
AQR Emerging Multi-Style Fund	7,941,816	0.3306
AQR TM International Multi-Style Fund	6,674,984	0.3706
AQR TM Emerging Multi-Style Fund	10,926,582	0.3112
AQR International Momentum Style Fund	12,028,381	0.4130
AQR TM International Momentum Style Fund	3,155,217	0.3757
AQR International Defensive Style Fund	7,682,596	0.4178
AQR Emerging Defensive Style Fund	2,600,885	0.2877
AQR International Equity Fund	12,519,600	0.5037
AQR International Relaxed Constraint Equity Fund	1,527,482	0.6800

Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2019, the foreign taxes paid for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$930,270	$0.0377
AQR Emerging Multi-Style Fund	602,588	0.0251
AQR TM International Multi-Style Fund	581,461	0.0323
AQR TM Emerging Multi-Style Fund	1,005,145	0.0286
AQR International Momentum Style Fund	1,089,825	0.0374
AQR TM International Momentum Style Fund	287,375	0.0342
AQR International Defensive Style Fund	652,034	0.0355
AQR Emerging Defensive Style Fund	294,260	0.0326
AQR International Equity Fund	1,214,401	0.0489
AQR International Relaxed Constraint Equity Fund	115,952	0.0516

AQR Funds	Annual Report	September 2019

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 09/30/19” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,027.50	0.43%	$2.19
Hypothetical Return	$1,000.00	$1,022.91	0.43%	$2.18

Class N
Actual Return	$1,000.00	$1,026.30	0.70%	$3.56
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class R6
Actual Return	$1,000.00	$1,028.10	0.35%	$1.78
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$980.90	0.63%	$3.13
Hypothetical Return	$1,000.00	$1,021.91	0.63%	$3.19

Class N
Actual Return	$1,000.00	$980.10	0.90%	$4.47
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$980.90	0.55%	$2.73
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR Funds	Annual Report	September 2019

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,000.00	0.60%	$3.01
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$998.20	0.85%	$4.26
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,000.90	0.50%	$2.51
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$953.70	0.73%	$3.58
Hypothetical Return	$1,000.00	$1,021.41	0.73%	$3.70

Class N
Actual Return	$1,000.00	$952.70	1.00%	$4.90
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$952.80	0.65%	$3.18
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,029.90	0.45%	$2.29
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

Class N
Actual Return	$1,000.00	$1,029.00	0.64%	$3.26
Hypothetical Return	$1,000.00	$1,021.86	0.64%	$3.24

Class R6
Actual Return	$1,000.00	$1,030.60	0.35%	$1.78
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$982.60	0.65%	$3.23
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class N
Actual Return	$1,000.00	$981.70	0.90%	$4.47
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$983.50	0.55%	$2.73
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,004.80	0.60%	$3.02
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,004.80	0.85%	$4.27
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,005.70	0.50%	$2.51
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Funds	Annual Report	September 2019

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$948.40	0.74%	$3.61
Hypothetical Return	$1,000.00	$1,021.36	0.74%	$3.75

Class N
Actual Return	$1,000.00	$946.70	1.00%	$4.88
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$948.50	0.65%	$3.17
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,066.60	0.40%	$2.07
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$1,065.20	0.65%	$3.37
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,066.80	0.30%	$1.55
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,014.70	0.60%	$3.03
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,013.00	0.85%	$4.29
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,015.30	0.50%	$2.53
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,026.70	0.55%	$2.79
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$1,025.40	0.80%	$4.06
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$1,027.50	0.45%	$2.29
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,059.00	0.40%	$2.06
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$1,057.50	0.64%	$3.30
Hypothetical Return	$1,000.00	$1,021.86	0.64%	$3.24

Class R6
Actual Return	$1,000.00	$1,059.60	0.30%	$1.55
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR Funds	Annual Report	September 2019

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,015.50	0.60%	$3.03
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,014.50	0.82%	$4.14
Hypothetical Return	$1,000.00	$1,020.96	0.82%	$4.15

Class R6
Actual Return	$1,000.00	$1,016.10	0.50%	$2.53
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,034.50	0.55%	$2.81
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$1,033.10	0.79%	$4.03
Hypothetical Return	$1,000.00	$1,021.11	0.79%	$4.00

Class R6
Actual Return	$1,000.00	$1,034.60	0.45%	$2.30
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,080.50	0.36%	$1.88
Hypothetical Return	$1,000.00	$1,023.26	0.36%	$1.83

Class N
Actual Return	$1,000.00	$1,078.70	0.65%	$3.39
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,081.00	0.30%	$1.57
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,023.50	0.55%	$2.79
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$1,021.90	0.80%	$4.05
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$1,024.30	0.45%	$2.28
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$969.10	0.70%	$3.46
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class N
Actual Return	$1,000.00	$967.70	0.95%	$4.69
Hypothetical Return	$1,000.00	$1,020.31	0.95%	$4.81

Class R6
Actual Return	$1,000.00	$970.00	0.60%	$2.96
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

AQR Funds	Annual Report	September 2019

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$991.50	0.80%	$3.99
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class N
Actual Return	$1,000.00	$989.00	1.04%	$5.19
Hypothetical Return	$1,000.00	$1,019.85	1.04%	$5.27

Class R6
Actual Return	$1,000.00	$992.80	0.70%	$3.50
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$968.40	0.85%	$4.19
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class N
Actual Return	$1,000.00	$968.20	0.92%	$4.54
Hypothetical Return	$1,000.00	$1,020.46	0.92%	$4.66

Class R6
Actual Return	$1,000.00	$968.50	0.76%	$3.75
Hypothetical Return	$1,000.00	$1,021.26	0.76%	$3.85

AQR Large Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,041.70	1.39%	$7.11
Hypothetical Return	$1,000.00	$1,018.10	1.39%	$7.03

Class N
Actual Return	$1,000.00	$1,041.60	1.45%	$7.42
Hypothetical Return	$1,000.00	$1,017.80	1.45%	$7.33

Class R6
Actual Return	$1,000.00	$1,042.50	1.31%	$6.71
Hypothetical Return	$1,000.00	$1,018.50	1.31%	$6.63

AQR Small Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$994.60	1.20%	$6.00
Hypothetical Return	$1,000.00	$1,019.05	1.20%	$6.07

Class N
Actual Return	$1,000.00	$993.50	1.45%	$7.25
Hypothetical Return	$1,000.00	$1,017.80	1.45%	$7.33

Class R6
Actual Return	$1,000.00	$994.60	1.30%	$6.50
Hypothetical Return	$1,000.00	$1,018.55	1.30%	$6.58

AQR International Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$933.70	2.22%	$10.76
Hypothetical Return	$1,000.00	$1,013.94	2.22%	$11.21

Class N
Actual Return	$1,000.00	$933.70	3.40%	$16.48
Hypothetical Return	$1,000.00	$1,008.02	3.40%	$17.11

Class R6
Actual Return	$1,000.00	$934.60	3.60%	$17.46
Hypothetical Return	$1,000.00	$1,007.02	3.60%	$18.11

AQR Funds	Annual Report	September 2019

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR Emerging Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$932.70	1.08%	$5.23
Hypothetical Return	$1,000.00	$1,019.65	1.08%	$5.47

Class N
Actual Return	$1,000.00	$931.90	1.08%	$5.23
Hypothetical Return	$1,000.00	$1,019.65	1.08%	$5.47

Class R6
Actual Return	$1,000.00	$932.60	1.06%	$5.14
Hypothetical Return	$1,000.00	$1,019.75	1.06%	$5.37

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2019

Trustees and Officers (Unaudited)	September 30, 2019

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010; Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009- 2010) (financial services)	49	Janus Capital Group (2008-2016)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	49	Nuveen Exchange Traded Commodities Funds (2012-2016)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Consultant, Atwell Partners, LLC (since 2012) (consulting); President (Cigna International), Cigna Corp. (2008-2012) (insurance)	49	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	49	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	49	Biogen Inc. (since 2008); Arch Capital Group (since 2010); Bioverativ Inc. (2017- 2018); BG Medicine (2012-2015)

Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004- 2013)	49	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	49	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	49	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

AQR Funds	Annual Report	September 2019

Trustees and Officers (Unaudited)	September 30, 2019

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)

William J. Fenrich, J.D., 1969	Vice President, since 2018	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 2017); Managing Director and Chief Compliance Officer, Morgan Stanley (2016-2017); Managing Director and Chief Counsel, Morgan Stanley (2014- 2016); General Counsel and Chief Operating Officer, PointState Capital (2010-2014)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002-2015)	N/A	N/A

John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

1	Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
2	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

AQR Funds	Annual Report	September 2019

Board Approval of Investment Advisory Agreements (Unaudited)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on May 9, 2019 to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR” or the “Adviser”) and the AQR Funds on behalf of the AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund and certain other AQR Funds; and (ii) Investment Management Agreement II, as amended, between AQR and the AQR Funds on behalf of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund and certain other AQR Funds. Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management Agreement and the Investment Management Agreement II are referred to collectively herein as the “Management Agreement,” as applicable and as the context suggests.

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on April 29, 2019 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on May 9, 2019, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) and Broadridge relating to the Funds’ fees and expenses and performance relative to peers; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.

At the in-person meeting held on May 9, 2019, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.

The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.

Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Morningstar as their peers.

AQR Funds	Annual Report	September 2019

Board Approval of Investment Advisory Agreements (Unaudited)

The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to Morningstar peers or benchmarks. The Board considered that Morningstar comparisons may be of limited use in some cases due to the differences between the way in which a Fund is managed from other funds in the Morningstar category and peer group. In other cases, underperformance in relation to Morningstar peers may be due to differences in a Fund’s investment parameters compared to its peer funds, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its peers or benchmark. The Board noted the underperformance of several Funds as compared to their benchmarks and Morningstar category during the one-year, and in some cases, longer time periods, which had been discussed with AQR at regular Board meetings during the year. AQR’s presentations to the Board at such regular Board meetings, which addressed in detail the drivers of underperformance, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered other performance drivers and other relevant factors contributing to longer-term underperformance. The Board also noted significant redemptions from certain Funds over the prior year due to underperformance. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors. To assist in this analysis, the Board received a report independently prepared by Broadridge (the “Broadridge Report”). The Broadridge Report showed comparative fee information for each Fund’s respective Broadridge category, including expense comparisons of contractual investment management fees and actual net expenses. The Adviser also provided a supplemental report prepared by Broadridge comparing the fee components of the Multi-Style, Momentum Style and Defensive Style Funds to the fee components of exchange-traded funds with comparable investment strategies. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts or hedge funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s profitability was not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current AUM level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its growth as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it currently intends to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. The Adviser may also obtain economic benefit from

AQR Funds	Annual Report	September 2019

Board Approval of Investment Advisory Agreements (Unaudited)

its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Annual Report	September 2019

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Annual Report

September 30, 2019

AQR Core Plus Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all AQR Funds held in your account if you invest through a financial intermediary.

Shareholder Letter (Unaudited)

AQR CORE PLUS BOND FUND

Jordan Brooks

Principal

Ronen Israel

Principal

Scott Richardson

Principal

Dear Shareholder:

The AQR Core Plus Bond Fund (the “Fund”) is a U.S. Aggregate Bond-benchmarked fixed income offering that seeks total return. Excess returns are pursued through a rules-based, systematic application of fundamental investment themes. By combining these investment themes, we aim to build a portfolio weighted to securities that are cheap, with improving price and fundamental trends, with attractive yields, and which have more defensive characteristics. Notably, out of benchmark sectors are strictly used to increase security selection breadth, while still targeting the credit and duration profile of the benchmark. Because of its systematic approach, the strategy targets excess returns that are both attractive, as well as uncorrelated to traditional market risk premiums (e.g. equities, interest-rates, etc.), and to traditional fixed income managers. The Fund uses derivatives (e.g. currency forward, interest rate swaps, and bond futures) to achieve its investment objective.

For the fiscal year ended September 30, 2019, the Fund’s Class I returned 9.31% net while its benchmark, the Bloomberg Barclays U.S. Aggregate Total Return Value Unhedged USD Index, returned 10.30% over the period. The Fund’s underperformance was driven primarily by the maturity selection and country selection strategy sleeves, while the currency selection and emerging market selection sleeves had positive contributions to relative performance. From a broad investment theme perspective, value signals were additive to relative performance, but these gains were offset by losses in momentum-based signals.

AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2019 AQR CORE PLUS BOND FUND
	1 Year	Since Inception	Date of Inception

Fund - Class I: QCPIX	9.31%	6.15%	4/5/2018

Fund - Class N: QCPNX	9.09%	5.93%	4/5/2018

Fund - Class R6: QCPRX	9.38%	6.21%	4/5/2018

Bloomberg Barclays U.S. Aggregate Total Return Value Unhedged USD Index	10.30%	6.96%	4/5/2018

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.61%, 0.80% and 0.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2019

2

Shareholder Letter (Unaudited)

AQR CORE PLUS BOND FUND

AQR CORE PLUS BOND FUND VS. BLOOMBERG BARCLAYS U.S. AGGREGATE TOTAL RETURN VALUE UNHEDGED USD INDEX VALUE OF $10,000 INVESTED ON 4/5/2018

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2019

3

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
LONG POSITIONS - 127.5%
CORPORATE BONDS - 25.1%

Aerospace & Defense - 1.0%
Hexcel Corp.
3.95%, 2/15/2027	$730,000	$759,721
L3Harris Technologies, Inc.
4.40%, 6/15/2028	390,000	438,142

		1,197,863

Airlines - 0.2%
Delta Air Lines, Inc.
3.63%, 3/15/2022	206,000	211,612

Automobiles - 0.5%
General Motors Co.
5.20%, 4/1/2045	590,000	582,652

Banks - 1.6%
Bangko Sentral ng Pilipinas Bond (Philippines)
8.60%, 6/15/2027	60,000	81,825
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (a)	390,000	404,481
JPMorgan Chase & Co.
2.95%, 10/1/2026	500,000	512,656
SVB Financial Group
3.50%, 1/29/2025	390,000	401,750
Vnesheconombank (Russia)
6.80%, 11/22/2025 (b)	140,000	162,026
Zions Bancorp NA
3.50%, 8/27/2021	250,000	255,459

		1,818,197

Capital Markets - 0.6%
Ares Capital Corp.
3.50%, 2/10/2023	700,000	704,371

Chemicals - 0.7%
RPM International, Inc.
3.75%, 3/15/2027	800,000	830,686

Communications Equipment - 0.5%
Motorola Solutions, Inc.
3.75%, 5/15/2022	542,000	562,217

Consumer Finance - 2.1%
American Express Co.
2.50%, 8/1/2022	810,000	818,131
Capital One Financial Corp.
3.90%, 1/29/2024	750,000	792,377
Synchrony Financial
3.95%, 12/1/2027	730,000	748,329

		2,358,837

Diversified Financial Services - 0.6%
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (b)	240,000	272,927

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Diversified Financial Services - 0.6% (continued)
Voya Financial, Inc.
4.80%, 6/15/2046	$330,000	$380,374

		653,301

Electric Utilities - 1.5%
DPL, Inc.
7.25%, 10/15/2021	596,000	639,210
Emera US Finance LP (Canada)
4.75%, 6/15/2046	100,000	115,740
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	810,000	863,126
Southern Co. (The)
3.25%, 7/1/2026	140,000	144,377

		1,762,453

Electronic Equipment, Instruments & Components - 0.6%
Keysight Technologies, Inc.
4.60%, 4/6/2027	620,000	682,263

Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.
3.38%, 10/15/2026	110,000	114,399
Crown Castle International Corp.
3.65%, 9/1/2027	750,000	794,102
Equinix, Inc.
5.38%, 5/15/2027	400,000	431,250

		1,339,751

Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022 (b)	788,000	793,274

Food Products - 0.2%
Smithfield Foods, Inc.
4.25%, 2/1/2027 (b)	230,000	238,325

Gas Utilities - 0.7%
National Fuel Gas Co.
4.75%, 9/1/2028	780,000	827,565

Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp.
4.30%, 6/15/2028	620,000	698,397

Health Care Providers & Services - 1.3%
Anthem, Inc.
4.63%, 5/15/2042	890,000	985,159
Humana, Inc.
4.95%, 10/1/2044	450,000	522,053

		1,507,212

Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.
4.55%, 2/15/2048	140,000	147,851
McDonald’s Corp.
4.88%, 12/9/2045	100,000	120,916

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

4

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.3% (continued)
Starbucks Corp.
4.50%, 11/15/2048	$100,000	$116,260

		385,027

Household Products - 0.6%
Church & Dwight Co., Inc.
3.15%, 8/1/2027	650,000	667,421

Industrial Conglomerates - 0.7%
Roper Technologies, Inc.
3.80%, 12/15/2026	770,000	823,071

Insurance - 0.5%
Aon plc
4.75%, 5/15/2045	100,000	117,452
Progressive Corp. (The)
4.13%, 4/15/2047	360,000	417,898

		535,350

Media - 0.4%
Charter Communications Operating LLC
4.91%, 7/23/2025	400,000	438,782

Metals & Mining - 0.1%
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	100,000	111,143

Multi-Utilities - 0.6%
Sempra Energy
3.40%, 2/1/2028	660,000	681,752

Oil, Gas & Consumable Fuels - 2.1%
HollyFrontier Corp.
5.88%, 4/1/2026	740,000	829,094
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b)	200,000	209,498
ONEOK, Inc.
4.95%, 7/13/2047	640,000	693,859
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	20,000	19,320
6.50%, 3/13/2027	50,000	51,950
6.63%, 6/15/2035	130,000	127,042
6.63%, 6/15/2038	30,000	28,538
6.75%, 9/21/2047	170,000	163,166
6.35%, 2/12/2048	10,000	9,189
Western Midstream Operating LP
5.30%, 3/1/2048	250,000	216,844

		2,348,500

Professional Services - 1.3%
IHS Markit Ltd.
4.75%, 2/15/2025 (b)	670,000	726,950
Verisk Analytics, Inc.
4.00%, 6/15/2025	730,000	785,866

		1,512,816

Software - 1.4%
Citrix Systems, Inc.
4.50%, 12/1/2027	720,000	778,368

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
Software - 1.4% (continued)
VMware, Inc.
3.90%, 8/21/2027		$770,000	$791,927

			1,570,295

Specialty Retail - 1.3%
AutoZone, Inc.
3.13%, 7/15/2023		710,000	730,044
Best Buy Co., Inc.
4.45%, 10/1/2028		650,000	706,009

			1,436,053

Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman
4.75%, 1/1/2025		420,000	435,332
Xerox Corp.
4.13%, 3/15/2023 (c)		600,000	609,750

			1,045,082

Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047		100,000	107,004

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. (Canada)
5.00%, 3/15/2044		190,000	232,917

TOTAL CORPORATE BONDS (Cost $27,113,338)			28,664,189

MORTGAGE-BACKED SECURITIES - 31.2%
UMBS, 15 Year, Single Family
TBA, 2.50%, 10/25/2034		1,350,000	1,361,470
TBA, 3.00%, 10/25/2034		1,850,000	1,891,047
UMBS, 30 Year, Single Family
TBA, 2.50%, 10/25/2049		200,000	199,070
TBA, 3.00%, 10/25/2049		7,300,000	7,409,500
TBA, 3.50%, 10/25/2049		10,250,000	10,513,457
TBA, 4.00%, 10/25/2049		7,450,000	7,730,248
TBA, 4.50%, 10/25/2049		4,600,000	4,843,591
TBA, 5.00%, 10/25/2049		1,500,000	1,606,524

TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,612,183)			35,554,907

FOREIGN GOVERNMENT SECURITIES - 20.9%
Arab Republic of Egypt
8.50%, 1/31/2047 (d)		200,000	211,541
Australia Government Bond
2.75%, 11/21/2027 (d)	AUD	1,940,000	1,491,714
2.25%, 5/21/2028 (d)	AUD	2,250,000	1,676,647
2.75%, 11/21/2028 (d)	AUD	1,030,000	800,696
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)		100,000	112,751
7.45%, 4/30/2044 (b)		100,000	118,501
Export-Import Bank of India
4.00%, 1/14/2023 (d)		200,000	207,673
Federal Republic of Nigeria
7.88%, 2/16/2032 (b)		200,000	210,438
Federative Republic of Brazil
8.25%, 1/20/2034		90,000	122,962
7.13%, 1/20/2037		210,000	266,965

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

5

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
FOREIGN GOVERNMENT SECURITIES - 20.9% (continued)
Hungary Government Bond
6.38%, 3/29/2021		$180,000	$190,998
5.38%, 2/21/2023		30,000	32,940
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 (b)		200,000	205,502
Japan Government Bond
0.10%, 6/20/2028	JPY	608,250,000	5,828,174
0.10%, 9/20/2028	JPY	432,800,000	4,144,433
0.10%, 12/20/2028	JPY	72,550,000	694,024
0.10%, 6/20/2029	JPY	68,250,000	651,406
0.60%, 12/20/2036	JPY	50,550,000	506,505
2.50%, 3/20/2038	JPY	89,750,000	1,183,538
2.40%, 9/20/2038	JPY	28,950,000	379,219
2.30%, 3/20/2039	JPY	49,300,000	639,079
Kingdom of Jordan
5.75%, 1/31/2027 (b)		200,000	204,884
Kingdom of Spain
5.15%, 10/31/2028 (d)	EUR	550,000	874,507
Mexico Government Bond
6.05%, 1/11/2040		140,000	176,226
Oman Government International Bond
6.75%, 1/17/2048 (d)		200,000	188,500
Republic of Argentina
8.28%, 12/31/2033		14,020	6,716
Republic of Chile
3.25%, 9/14/2021		100,000	102,251
Republic of Colombia
8.13%, 5/21/2024		100,000	123,626
Republic of Ecuador
7.88%, 1/23/2028 (b)		200,000	189,502
Republic of El Salvador
8.25%, 4/10/2032 (b)		120,000	136,801
7.65%, 6/15/2035 (b)		60,000	64,351
Republic of Indonesia
2.95%, 1/11/2023		200,000	202,474
4.13%, 1/15/2025 (d)		200,000	212,819
Republic of Italy
6.50%, 11/1/2027	EUR	60,000	95,705
6.00%, 5/1/2031 (d)	EUR	80,000	134,410
Republic of Kenya
7.00%, 5/22/2027 (b)		200,000	207,500
Republic of Panama
6.70%, 1/26/2036		50,000	71,126
Republic of Peru
8.75%, 11/21/2033		140,000	231,176
Republic of Romania
6.75%, 2/7/2022 (b)		200,000	219,824
4.88%, 1/22/2024 (b)		10,000	10,988
5.13%, 6/15/2048 (b)		20,000	23,126
Republic of South Africa
4.67%, 1/17/2024		270,000	282,793
Republic of Ukraine
7.75%, 9/1/2025 (b)		190,000	199,262
Russian Federation
5.25%, 6/23/2047 (b)		200,000	237,483

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $23,523,048)			23,871,756

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 33.8%
U.S. Treasury Bonds
3.13%, 2/15/2043	$530,000	$632,128
2.88%, 5/15/2043	7,390,000	8,472,808
3.75%, 11/15/2043	1,300,000	1,709,957
2.75%, 8/15/2047	2,970,000	3,361,669
U.S. Treasury Notes
1.38%, 10/31/2020	7,250,000	7,216,582
2.75%, 11/30/2020	5,210,000	5,265,967
1.88%, 4/30/2022	8,480,000	8,537,306
2.13%, 5/15/2025	1,560,000	1,604,119
2.88%, 7/31/2025	1,570,000	1,680,759
2.25%, 11/15/2027	100,000	104,605

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,067,092)		38,585,900

	SHARES
SHORT-TERM INVESTMENTS - 16.5%
INVESTMENT COMPANIES - 16.5%
Limited Purpose Cash Investment Fund, 2.01% (1)(e)
(Cost $18,755,037)	18,756,288	18,758,164

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS (Cost $142,070,698)		145,434,916

	PRINCIPAL AMOUNT
TBA SALE COMMITMENTS - (1.5)%
MORTGAGE-BACKED SECURITIES - (1.5)%
UMBS, 30 Year, Single Family
TBA, 4.00%, 10/25/2049	$(150,000)	(155,643)
TBA, 5.00%, 10/25/2049	(1,500,000)	(1,606,523)

TOTAL TBA SALE COMMITMENTS (Proceeds $(1,761,955))		(1,762,166)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS - 126.0% (Cost $140,308,743)		143,672,750

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.0)% (f)		(29,573,325)

NET ASSETS - 100.0%		$114,099,425

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

6

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$671,699	0.6%
Consumer Discretionary	2,403,732	2.1
Consumer Staples	1,699,020	1.5
Energy	2,348,500	2.0
Financials	6,070,056	5.3
Foreign Government Securities	23,871,756	20.9
Health Care	2,205,609	1.9
Industrials	3,745,361	3.3
Information Technology	3,859,857	3.4
Materials	941,830	0.9
Mortgage-Backed Securities	33,792,741	29.7
Real Estate	1,339,751	1.2
U.S. Treasury Obligations	38,585,900	33.8
Utilities	3,378,774	2.9
Short-Term Investments	18,758,164	16.5

Total Investments In Securities At Value	143,672,750	126.0
Liabilities in Excess of Other Assets (f)	(29,573,325)	(26.0)

Net Assets	$114,099,425	100.0%

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2019 amounted to $4,543,913, which represents approximately 3.98% of net assets of the fund.

(c)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2019.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2019, the value of these securities amounted to $5,798,507 or 5.08% of net assets.

(e)	Represents 7-day effective yield as of September 30, 2019.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Credit default swap contracts outstanding - buy protection as of September 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX Emerging Market Index Series 32.V1	1.00%	Quarterly	12/20/2024	2.11%	USD	7,280,000	$356,841	$23,238	$380,079
Republic of South Africa, 5.50%, 3/9/2020	1.00	Quarterly	12/20/2024	1.92	USD	2,300,000	93,834	7,635	101,469
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	12/20/2024	3.53	USD	900,000	115,236	(11,137)	104,099

							565,911	19,736	585,647

Republic of Chile, 3.88%, 8/5/2020	1.00	Quarterly	12/20/2024	0.37	USD	400,000	$(12,597)	$(235)	$(12,832)
Republic of Korea, 2.75%, 1/19/2027	1.00	Quarterly	12/20/2024	0.34	USD	2,000,000	(67,532)	577	(66,955)

							(80,129)	342	(79,787)

							$485,782	$20,078	$505,860

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

7

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

Credit default swap contracts outstanding - sell protection as of September 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America Investment Grade Index Series 33.V1	1.00%	Quarterly	12/20/2024	0.60%	USD	2,770,000	$55,781	$(182)	$55,599
Penerbangan Malaysia Bhd., 5.63%, 3/15/2016	1.00	Quarterly	12/20/2024	0.53	USD	100,000	2,580	(174)	2,406
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	12/20/2024	0.91	USD	1,400,000	8,720	(1,821)	6,899

							67,081	(2,177)	64,904

Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	12/20/2024	1.37	USD	2,300,000	$(35,892)	$(5,046)	$(40,938)
Mexico Government Bond, 4.15%, 3/28/2027	1.00	Quarterly	12/20/2024	1.16	USD	1,600,000	(8,773)	(3,571)	(12,344)

							(44,665)	(8,617)	(53,282)

							$22,416	$(10,794)	$11,622

Forward Effective Interest rate swap contracts outstanding as of September 30, 2019:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Quarterly	12/09/2021	AUD	13,300,000	$33,643	$7,571	$41,214
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	12/15/2021	NZD	2,000,000	4,080	10,723	14,803
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Quarterly	3/10/2022	AUD	5,600,000	11,555	7,728	19,283
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Semi-Annually	3/16/2022	NZD	5,900,000	9,874	(790)	9,084
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	3/13/2030	NZD	1,300,000	20,127	306	20,433
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	3/13/2030	NZD	3,700,000	34,465	23,691	58,156
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.25% Semi-Annually	12/16/2021	CAD	2,000,000	13,071	(396)	12,675
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.25% Semi-Annually	12/16/2024	CAD	3,100,000	76,564	(16,764)	59,800
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.00% Semi-Annually	3/18/2030	CAD	4,700,000	106,693	(25,057)	81,636

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

8

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	7.00% Quarterly	12/15/2021	ZAR	26,200,000	$ 7,599	$ 4,200	$ 11,799
Pay	3 Month Korean Certificate of Deposit Quarterly	1.50% Quarterly	12/15/2021	KRW	35,800,000	263	(100)	163
Pay	3 Month London Interbank Offered Rate Quarterly	2.50% Semi-Annually	12/20/2021	USD	4,100,000	53,481	23,108	76,589
Pay	3 Month London Interbank Offered Rate Quarterly	1.75% Semi-Annually	3/18/2022	USD	5,000,000	20,371	6,709	27,080
Pay	3 Month London Interbank Offered Rate Quarterly	1.75% Semi-Annually	3/18/2025	USD	21,300,000	239,885	63,630	303,515
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	12/15/2021	SEK	7,600,000	1,174	359	1,533
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	3/16/2022	SEK	62,600,000	8,170	4,554	12,724
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/20/2030	SEK	12,500,000	28,027	(2,204)	25,823
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/20/2030	SEK	22,600,000	32,448	14,241	46,689
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	1.00% Semi-Annually	3/13/2025	AUD	16,700,000	91,929	(55,668)	36,261
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	12/20/2021	EUR	4,600,000	39,765	7,152	46,917
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.25% Annually	3/18/2022	EUR	8,500,000	65,695	(24,327)	41,368
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.50% Annually	3/18/2030	EUR	1,600,000	114,233	(4,032)	110,201
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.50% Annually	3/18/2030	EUR	900,000	55,324	6,664	61,988
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	12/20/2021	GBP	4,200,000	42,500	21,755	64,255
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/16/2022	JPY	1,350,600,000	36,549	8,694	45,243
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/16/2022	JPY	1,144,300,000	31,414	6,918	38,332
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.75% Semi-Annually	3/18/2022	GBP	8,200,000	44,942	(13,161)	31,781
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.75% Semi-Annually	3/18/2022	GBP	20,500,000	23,802	55,651	79,453

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

9

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	3/18/2030	GBP	1,600,000	$ 58,547	$ 10,824	$ 69,371
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/15/2021	NOK	13,100,000	4,264	79	4,343
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	0.50% Quarterly	3/10/2022	AUD	20,800,000	51,123	15,575	66,698
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	1.00% Semi-Annually	3/07/2030	AUD	4,400,000	34,085	24,244	58,329
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	1.00% Semi-Annually	3/07/2030	AUD	3,300,000	37,465	6,281	43,746
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	3/19/2025	CHF	1,900,000	11,761	22,139	33,900
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	3/20/2030	CHF	1,900,000	6,887	22,030	28,917
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/21/2030	JPY	205,000,000	(10,161)	10,333	172
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	3/20/2030	NOK	56,600,000	48,254	62,687	110,941
Receive	6 Month Prague Interbank Offered Rate Semi-Annually	1.50% Annually	3/16/2022	CZK	120,000,000	(2,112)	52,742	50,630
Receive	6 Month Warsaw Interbank Offered Rate Semi-Annually	1.50% Annually	12/15/2021	PLN	2,600,000	(593)	3,093	2,500

						1,487,163	361,182	1,848,345

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	0.50% Quarterly	3/10/2022	AUD	10,000,000	(19,641)	(12,425)	(32,066)
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	1.75% Semi-Annually	3/16/2022	CAD	21,200,000	24,945	(34,361)	(9,416)
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	1.75% Semi-Annually	3/16/2022	CAD	18,000,000	2,596	(10,591)	(7,995)
Pay	3 Month Hong Kong Interbank Offered Rate Quarterly	1.50% Quarterly	3/16/2022	HKD	8,000,000	(2,600)	(1,195)	(3,795)
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	6.50% Quarterly	12/15/2021	ZAR	29,800,000	(4,142)	(461)	(4,603)
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	6.50% Quarterly	3/16/2022	ZAR	36,200,000	(774)	(5,964)	(6,738)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.00% Quarterly	3/16/2022	KRW	2,493,100,000	(2,368)	(5,269)	(7,637)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

10

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	3/20/2030	SEK	61,600,000	$ (157,810)	$ (31,046)	$ (188,856)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	12/15/2021	CHF	300,000	(934)	(354)	(1,288)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	3/16/2022	CHF	2,400,000	(2,201)	(8,058)	(10,259)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	3/16/2022	CHF	9,300,000	(11,913)	(27,840)	(39,753)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	3/20/2030	CHF	500,000	2,511	(10,121)	(7,610)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/21/2030	JPY	270,400,000	20,806	(21,034)	(228)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	12/15/2021	NOK	13,200,000	(4,403)	(5,330)	(9,733)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	3/16/2022	NOK	261,800,000	(68,529)	(106,309)	(174,838)
Pay	6 Month Prague Interbank Offered Rate Semi-Annually	1.50% Annually	12/15/2021	CZK	75,700,000	(10,480)	(25,276)	(35,756)
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	12/15/2021	SGD	900,000	(678)	(303)	(981)
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	3/16/2022	SGD	7,900,000	(1,997)	(4,610)	(6,607)
Receive	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	7.00% Monthly	12/15/2021	MXN	25,400,000	(5,061)	(7,709)	(12,770)
Receive	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	6.50% Monthly	3/16/2022	MXN	15,800,000	1,632	(4,169)	(2,537)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Semi-Annually	3/16/2022	NZD	17,200,000	(11,691)	(14,794)	(26,485)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Semi-Annually	3/12/2025	NZD	5,000,000	(7,243)	(1,420)	(8,663)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	12/12/2029	NZD	100,000	(636)	(1,039)	(1,675)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi-Annually	12/12/2029	NZD	300,000	(314)	(13,771)	(14,085)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.25% Semi-Annually	12/16/2021	CAD	3,500,000	(31,406)	9,225	(22,181)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	1.75% Semi-Annually	3/17/2025	CAD	17,400,000	(85,643)	53,037	(32,606)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

11

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	12/17/2029	CAD	1,000,000	$ (61,529)	$ 9,129	$ (52,400)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	12/17/2029	CAD	400,000	(19,455)	(1,486)	(20,941)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.00% Semi-Annually	3/18/2030	CAD	3,800,000	(60,750)	(5,254)	(66,004)
Receive	3 Month London Interbank Offered Rate Quarterly	1.75% Semi-Annually	3/18/2022	USD	26,300,000	(113,093)	(29,350)	(142,443)
Receive	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	12/18/2029	USD	700,000	(50,637)	(26,698)	(77,335)
Receive	3 Month London Interbank Offered Rate Quarterly	2.00% Semi-Annually	3/18/2030	USD	5,400,000	(181,377)	(40,353)	(221,730)
Receive	3 Month London Interbank Offered Rate Quarterly	2.00% Semi-Annually	3/18/2030	USD	1,100,000	(44,150)	(1,017)	(45,167)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	3/16/2022	SEK	404,900,000	(150,678)	68,378	(82,300)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	3/19/2025	SEK	49,900,000	1,719	(3,455)	(1,736)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	12/19/2029	SEK	1,500,000	(212)	(3,260)	(3,472)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.00% Semi-Annually	12/13/2029	AUD	400,000	(11,629)	(9,025)	(20,654)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	1.50% Semi-Annually	12/13/2029	AUD	2,300,000	(24,024)	(21,129)	(45,153)
Receive	6 Month Budapest Interbank Offered Rate Semi-Annually	0.50% Annually	12/15/2021	HUF	343,400,000	(2,991)	1,005	(1,986)
Receive	6 Month Budapest Interbank Offered Rate Semi-Annually	0.50% Annually	3/16/2022	HUF	1,247,600,000	393	(3,643)	(3,250)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.25% Annually	3/18/2022	EUR	4,700,000	(32,428)	9,553	(22,875)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	3/18/2025	EUR	6,700,000	(195,480)	50,971	(144,509)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.75% Annually	12/18/2029	EUR	1,000,000	(76,922)	(22,147)	(99,069)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	3/18/2025	GBP	6,500,000	(200,002)	33,504	(166,498)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/19/2025	JPY	1,071,700,000	(90,405)	13,604	(76,801)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

12

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	12/18/2029	GBP	900,000	$ (50,473)	$ (42,628)	$ (93,101)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	12/19/2029	JPY	22,600,000	1,800	(1,981)	(181)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Annually	12/19/2029	CHF	100,000	(2,868)	(1,173)	(4,041)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	3/18/2030	GBP	4,100,000	(136,766)	(41,000)	(177,766)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/19/2029	NOK	5,900,000	(13,607)	(4,653)	(18,260)

						(1,893,538)	(363,295)	(2,256,833)

						$(406,375)	$(2,113)	$(408,488)

(a)	Floating rate indices at September 30, 2019 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate: 8.03%
3 Month Australian Bank-Bill Reference Rate: 0.95%
3 Month Canadian Bankers’ Acceptance Rate: 1.97%
3 Month Hong Kong Interbank Offered Rate: 2.26%
3 Month Johannesburg Interbank Agreed Rate: 6.79%
3 Month Korean Certificate of Deposit: 1.55%
3 Month London Interbank Offered Rate: 2.09%
3 Month Stockholm Interbank Offered Rate: (0.09)%
6 Month Australian Bank-Bill Reference Rate: 1.05%
6 Month Budapest Interbank Offered Rate: 0.25%
6 Month Euro Interbank Offered Rate: (0.39)%
6 Month London Interbank Offered Rate: 2.06%
6 Month Norwegian Interbank Offered Rate: 1.91%
6 Month Prague Interbank Offered Rate: 2.18%
6 Month Singapore Interbank Offered Rate: 1.94%
6 Month Warsaw Interbank Offered Rate: 1.69%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

13

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Australia 10 Year Bond	3	12/2019	AUD	$298,360	$3,200
Euro-Bund	1	12/2019	EUR	189,924	(2,181)
Japan 10 Year Bond	2	12/2019	JPY	2,867,422	3,270
U.S. Treasury 10 Year Note	1	12/2019	USD	130,313	(1,595)
U.S. Treasury 2 Year Note	9	12/2019	USD	1,939,500	(3,973)
U.S. Treasury 5 Year Note	3	12/2019	USD	357,445	(986)
U.S. Treasury Ultra Bond	3	12/2019	USD	575,719	(15,281)

					(17,546)

Short Contracts
Canada 10 Year Bond	(57)	12/2019	CAD	(6,135,185)	54,033
Euro-OAT	(6)	12/2019	EUR	(1,113,776)	8,517
Long Gilt	(62)	12/2019	GBP	(10,233,398)	(31,727)

					30,823

					$13,277

Forward foreign currency contracts outstanding as of September 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	667,500	USD	448,826	CITI	12/18/2019	$2,822
AUD	667,500	USD	448,827	JPMC	12/18/2019	2,821
CAD	719,352	USD	541,514	CITI	12/18/2019	2,172
CAD	719,361	USD	541,521	JPMC	12/18/2019	2,172
COP	60,000,000	USD	17,148	CITI**	12/18/2019	30
COP	60,000,000	USD	17,148	JPMC**	12/18/2019	30
GBP	471,500	USD	577,099	CITI	12/18/2019	4,519
GBP	471,500	USD	577,100	JPMC	12/18/2019	4,518
IDR	1,712,500,000	USD	118,021	CITI**	12/18/2019	1,560
IDR	1,712,500,000	USD	118,021	JPMC**	12/18/2019	1,559
INR	43,168,001	USD	593,201	CITI**	12/18/2019	11,885
INR	43,167,999	USD	593,201	JPMC**	12/18/2019	11,885
KRW	212,196,148	USD	176,001	CITI**	12/18/2019	1,344
KRW	212,196,136	USD	176,001	JPMC**	12/18/2019	1,344
MXN	16,994,995	USD	838,638	CITI	12/18/2019	11,885
MXN	16,995,000	USD	838,640	JPMC	12/18/2019	11,884
PHP	23,000,000	USD	439,314	CITI**	12/18/2019	3,204
PHP	23,000,000	USD	439,317	JPMC**	12/18/2019	3,200
RUB	20,500,000	USD	305,911	CITI**	12/18/2019	6,827
RUB	20,500,000	USD	305,912	JPMC**	12/18/2019	6,826
SEK	1	USD	—	CITI	12/18/2019	—
SEK	4	USD	—	JPMC	12/18/2019	—
SGD	5,000	USD	3,602	CITI	12/18/2019	19
SGD	5,000	USD	3,602	JPMC	12/18/2019	19
TWD	200,000	USD	6,456	CITI**	12/18/2019	27
TWD	200,000	USD	6,456	JPMC**	12/18/2019	27
USD	1,240,272	AUD	1,824,960	CITI	12/18/2019	5,456

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

14

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,240,271	AUD	1,824,961	JPMC	12/18/2019	$ 5,454
USD	523,011	BRL	2,141,000	CITI**	12/18/2019	10,165
USD	523,010	BRL	2,141,000	JPMC**	12/18/2019	10,165
USD	1,723,273	CHF	1,682,504	CITI	12/18/2019	25,620
USD	1,723,262	CHF	1,682,496	JPMC	12/18/2019	25,618
USD	641,794	CLP	459,999,998	CITI**	12/18/2019	9,920
USD	641,794	CLP	460,000,002	JPMC**	12/18/2019	9,919
USD	67,800	COP	235,000,000	CITI**	12/18/2019	519
USD	67,800	COP	235,000,000	JPMC**	12/18/2019	519
USD	139,389	CZK	3,250,000	CITI	12/18/2019	1,839
USD	139,389	CZK	3,250,000	JPMC	12/18/2019	1,838
USD	2,916,226	EUR	2,617,087	CITI	12/18/2019	46,334
USD	2,916,257	EUR	2,617,111	JPMC	12/18/2019	46,339
USD	48,553	GBP	39,250	CITI	12/18/2019	136
USD	48,553	GBP	39,250	JPMC	12/18/2019	136
USD	112,138	HUF	33,500,000	CITI	12/18/2019	2,565
USD	112,138	HUF	33,500,000	JPMC	12/18/2019	2,565
USD	7,557,304	JPY	799,011,191	CITI	12/18/2019	124,631
USD	7,557,295	JPY	799,011,194	JPMC	12/18/2019	124,622
USD	286,631	KRW	341,785,716	CITI**	12/18/2019	981
USD	286,631	KRW	341,785,715	JPMC**	12/18/2019	980
USD	280,566	NOK	2,520,500	CITI	12/18/2019	3,167
USD	280,565	NOK	2,520,500	JPMC	12/18/2019	3,167
USD	113,155	NZD	175,500	CITI	12/18/2019	3,060
USD	113,155	NZD	175,500	JPMC	12/18/2019	3,060
USD	83,750	PLN	330,000	CITI	12/18/2019	1,362
USD	83,750	PLN	330,000	JPMC	12/18/2019	1,362
USD	282,128	SEK	2,711,501	CITI	12/18/2019	5,189
USD	282,128	SEK	2,711,504	JPMC	12/18/2019	5,189
USD	119,944	SGD	165,000	CITI	12/18/2019	455
USD	119,944	SGD	165,000	JPMC	12/18/2019	455
ZAR	2,661,500	USD	171,596	CITI	12/18/2019	2,364
ZAR	2,661,498	USD	171,597	JPMC	12/18/2019	2,363

Total unrealized appreciation						580,093

AUD	1,373,267	USD	932,471	CITI	12/18/2019	(3,283)
AUD	1,373,267	USD	932,472	JPMC	12/18/2019	(3,283)
BRL	567,500	USD	139,185	CITI**	12/18/2019	(3,249)
BRL	567,500	USD	139,185	JPMC**	12/18/2019	(3,249)
CAD	399,640	USD	303,363	CITI	12/18/2019	(1,315)
CAD	399,647	USD	303,368	JPMC	12/18/2019	(1,316)
COP	460,000,000	USD	133,517	CITI**	12/18/2019	(1,819)
COP	460,000,000	USD	133,517	JPMC**	12/18/2019	(1,819)
EUR	1,140,304	USD	1,268,679	CITI	12/18/2019	(18,224)
EUR	1,140,304	USD	1,268,680	JPMC	12/18/2019	(18,225)
GBP	44,500	USD	55,474	CITI	12/18/2019	(581)
GBP	44,500	USD	55,474	JPMC	12/18/2019	(581)
HUF	60,296,000	USD	204,650	CITI	12/18/2019	(7,433)
HUF	60,296,000	USD	204,651	JPMC	12/18/2019	(7,434)
IDR	287,500,000	USD	20,225	CITI**	12/18/2019	(150)
IDR	287,500,000	USD	20,225	JPMC**	12/18/2019	(150)
INR	500,000	USD	7,013	CITI**	12/18/2019	(4)
INR	500,000	USD	7,013	JPMC**	12/18/2019	(4)
JPY	19,911,224	USD	186,844	CITI	12/18/2019	(1,623)
JPY	19,911,224	USD	186,844	JPMC	12/18/2019	(1,623)
KRW	188,905,860	USD	158,899	CITI**	12/18/2019	(1,020)
KRW	188,905,856	USD	158,899	JPMC**	12/18/2019	(1,020)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

15

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	10,193,005	USD	513,929	CITI	12/18/2019	$ (3,815)
MXN	10,193,000	USD	513,929	JPMC	12/18/2019	(3,815)
NZD	1,372,996	USD	877,836	CITI	12/18/2019	(16,528)
NZD	1,373,004	USD	877,842	JPMC	12/18/2019	(16,529)
PLN	1,947,006	USD	494,733	CITI	12/18/2019	(8,647)
PLN	1,946,994	USD	494,731	JPMC	12/18/2019	(8,647)
USD	1,227,180	AUD	1,824,960	CITI	12/18/2019	(7,636)
USD	1,227,179	AUD	1,824,961	JPMC	12/18/2019	(7,637)
USD	117,483	BRL	492,000	CITI**	12/18/2019	(369)
USD	117,483	BRL	492,000	JPMC**	12/18/2019	(369)
USD	82,473	CZK	1,950,000	CITI	12/18/2019	(58)
USD	82,472	CZK	1,950,000	JPMC	12/18/2019	(58)
USD	26,027	GBP	21,250	CITI	12/18/2019	(185)
USD	26,027	GBP	21,250	JPMC	12/18/2019	(185)
USD	302,356	ILS	1,060,000	CITI	12/18/2019	(3,868)
USD	302,356	ILS	1,060,000	JPMC	12/18/2019	(3,868)
USD	1,115,323	KRW	1,346,447,292	CITI**	12/18/2019	(9,982)
USD	1,115,319	KRW	1,346,447,277	JPMC**	12/18/2019	(9,985)
USD	47,205	MXN	962,000	CITI	12/18/2019	(939)
USD	47,205	MXN	962,000	JPMC	12/18/2019	(939)
USD	22,445	PLN	90,000	CITI	12/18/2019	(24)
USD	22,445	PLN	90,000	JPMC	12/18/2019	(24)
USD	7,492	RUB	500,000	CITI**	12/18/2019	(136)
USD	7,492	RUB	500,000	JPMC**	12/18/2019	(136)
USD	133,214	TWD	4,149,992	CITI**	12/18/2019	(1,298)
USD	133,215	TWD	4,150,008	JPMC**	12/18/2019	(1,298)
USD	36,304	ZAR	562,000	CITI	12/18/2019	(429)
USD	36,304	ZAR	562,000	JPMC	12/18/2019	(429)
ZAR	2,777,500	USD	186,556	CITI	12/18/2019	(5,016)
ZAR	2,777,500	USD	186,557	JPMC	12/18/2019	(5,016)

Total unrealized depreciation						(195,270)

Net unrealized appreciation						$384,823

**	Non-deliverable forward.

Collateral pledged to, or (received from), each counterparty at September 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITG
Cash	$—	$36,365	$36,365

CITI
Cash	(249,000)	—	(249,000)

CRSU
Cash	—	1,011,494	1,011,494

JPMC
Cash	523,971	—	523,971

JPMS
Cash	—	2,309,768	2,309,768

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2019

16

Schedule of Investments	September 30, 2019

AQR CORE PLUS BOND FUND

Abbreviations

TBA - To Be Announced; Security is subject to delayed delivery.

UMBS - Uniform Mortgage-Backed Securities

Currencies

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The following abbreviations are used for counterparty descriptions:

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

17

Statement of Assets and Liabilities	September 30, 2019

AQR CORE PLUS BOND FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$142,070,698

Investments in securities of unaffiliated issuers, at value	$145,434,916
Cash	247
Cash denominated in foreign currencies‡	96,050
Unrealized appreciation on forward foreign currency exchange contracts	580,093
Due from broker	523,971
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $101,823)	3,183,714
Deposits with brokers for futures contracts	306,821
Variation margin on centrally cleared swaps	2,729
Variation margin on futures contracts	1,756
Receivables:
Securities sold	653,649
Securities sold—delayed delivery securities	1,761,955
Foreign tax reclaims	10,911
Dividends	745,486
Capital shares sold	707,775
Due from Investment Adviser	7,219
Prepaid expenses	26,639

Total Assets	154,043,931

LIABILITIES:
TBA sale commitments, at value (proceeds $1,761,955)	1,762,166
Due to broker	249,000
Unrealized depreciation on forward foreign currency exchange contracts	195,270
Variation margin on centrally cleared swaps	15,122
Payables:
Securities purchased	1,308,358
Securities purchased—delayed delivery securities	35,612,184
Accrued distribution fees—Class N	222
Capital shares redeemed	707,031
Other accrued expenses and liabilities	95,153

Total Liabilities	39,944,506

Net Assets	$114,099,425

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$109,692,876
Total distributable earnings (loss)	4,406,549

Net Assets	$114,099,425

NET ASSETS:
Class I	$17,659,253
Class N	1,062,342
Class R6	95,377,830

SHARES OUTSTANDING:
Class I	1,696,267
Class N	102,082
Class R6	9,163,620

NET ASSET VALUE:
Class I	$10.41
Class N	$10.41
Class R6	$10.41

‡ Cash denominated in foreign currencies at cost	$96,784

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

18

Statement of Operations	September 30, 2019

AQR CORE PLUS BOND FUND
FOR THE YEAR ENDED SEPTEMBER 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers	$274,925
Interest income†	2,423,791
Securities lending income, net	548

Total Income	2,699,264

EXPENSES:
Investment advisory fees	335,650
Custody fees	18,224
Administration & accounting fees	35,068
Legal fees	9,197
Audit & tax fees	54,629
Shareholder reporting fees	17,405
Transfer agent fees	23,386
Trustee fees	5,819
Offering costs	54,216
Distribution fees—Class N	1,895
Interest expense	2,581
Registration fees	63,763
Pricing fee	16,186
Other expenses	31,674

Total Expenses	669,693

Less fee waivers and/or reimbursements	(268,722)

Net Expenses	400,971

Net Investment Income (Loss)	2,298,293

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	2,669,831
Settlement of foreign currency and foreign currency transactions	(34,362)
Settlement of forward foreign currency contracts	1,371,506
Expiration or closing of futures contracts	(1,279,947)
TBA sale commitments	(360,498)
Expiration or closing of swap contracts	(302,915)

Net realized gain (loss)	2,063,615

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	4,677,818
Foreign currency and foreign currency transactions	(4,910)
Forward foreign currency exchange contracts	414,005
Futures contracts	(120,212)
TBA sale commitments	(698)
Swap contracts	10,186

Net change in unrealized appreciation (depreciation)	4,976,189

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	7,039,804

Net increase (decrease) in net assets resulting from operations	$9,338,097

† Net of foreign taxes withheld of	$15,153

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

19

Statement of Changes in Net Assets	September 30, 2019

	AQR CORE PLUS BOND FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE PERIOD 4/05/18*- 9/30/18

OPERATIONS:
Net investment income (loss)	$2,298,293	$1,127,569
Net realized gain (loss)	2,063,615	137,999
Net change in unrealized appreciation (depreciation)	4,976,189	(1,211,728)
Net increase (decrease) in net assets resulting from operations	9,338,097	53,840

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(235,959)	(38,811)
Class N	(23,264)	(5,803)
Class R6	(3,576,976)	(1,176,077)
Total distributions	(3,836,199)	(1,220,691)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	18,462,706	3,858,053
Reinvestment of distributions	183,838	21,167
Cost of shares redeemed	(5,192,864)	(141,059)

Net increase (decrease) from capital transactions	13,453,680	3,738,161

CLASS N
Proceeds from shares sold	1,024,659	565,506
Reinvestment of distributions	6,900	411
Cost of shares redeemed	(574,516)	—

Net increase (decrease) from capital transactions	457,043	565,917

CLASS R6
Proceeds from shares sold	96,938,014	98,089,999
Reinvestment of distributions	189,377	861
Cost of shares redeemed	(103,668,674)	—

Net increase (decrease) from capital transactions	(6,541,283)	98,090,860

Net increase (decrease) in net assets resulting from capital transactions	7,369,440	102,394,938
Total increase (decrease) in net assets	12,871,338	101,228,087

NET ASSETS:
Beginning of period	101,228,087	—

End of period	$114,099,425	$101,228,087

The accompanying notes are an integral part of these financial statements.	(continued on p. 21)

AQR Funds	Annual Report	September 2019

20

Statement of Changes in Net Assets	September 30, 2019

	AQR CORE PLUS BOND FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2019	FOR THE PERIOD 4/05/18*- 9/30/18

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	375,031	—
Shares sold	1,822,243	387,044
Shares issued on reinvestment of distributions	18,261	2,134
Shares redeemed	(519,268)	(14,147)

Shares outstanding, end of period	1,696,267	375,031

CLASS N
Shares outstanding, beginning of period	56,638	—
Shares sold	102,615	56,597
Shares issued on reinvestment of distributions	685	41
Shares redeemed	(57,856)	—

Shares outstanding, end of period	102,082	56,638

CLASS R6
Shares outstanding, beginning of period	9,809,080	—
Shares sold	9,810,956	9,808,993
Shares issued on reinvestment of distributions	19,359	87
Shares redeemed	(10,475,775)	—

Shares outstanding, end of period	9,163,620	9,809,080

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

21

Financial Highlights	September 30, 2019

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR CORE PLUS BOND FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.88	0.21	0.69	0.90	(0.37)	—	(0.37)
FOR THE PERIOD 4/05/18[7]—9/30/18	$10.00	0.11	(0.11)	—	(0.12)	—	(0.12)
AQR CORE PLUS BOND FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.88	0.19	0.68	0.87	(0.34)	—	(0.34)
FOR THE PERIOD 4/05/18[7]—9/30/18	$10.00	0.10	(0.11)	(0.01)	(0.11)	—	(0.11)
AQR CORE PLUS BOND FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2019	$9.88	0.22	0.68	0.90	(0.37)	—	(0.37)
FOR THE PERIOD 4/05/18[7]—9/30/18	$10.00	0.11	(0.11)	—	(0.12)	—	(0.12)

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[3]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Certain expenses incurred by the Fund were not annualized for the period.
[7]	Commencement of operations.
[8]	The portfolio turnover rate excluding TBAs would have been 262% for the year ended September 30, 2019 and 110% for the period ended September 30, 2018.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

22

Financial Highlights	September 30, 2019

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5,8]

$10.41	9.31%	$17,659	0.72%[6]	0.43%	0.43%	2.04%	1,004%
$9.88	(0.02)%	$3,707	0.60%[6]	0.42%	0.42%	2.26%	439%

$10.41	9.09%	$1,062	0.95%[6]	0.66%	0.66%	1.88%	1,004%
$9.88	(0.12)%	$560	0.79%[6]	0.62%	0.62%	2.04%	439%

$10.41	9.38%	$95,378	0.68%[6]	0.37%	0.37%	2.21%	1,004%
$9.88	0.00%	$96,961	0.54%[6]	0.37%	0.37%	2.29%	439%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2019

23

Notes to Financial Statements	September 30, 2019

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2019, the Trust consists of thirty-nine active series; AQR Core Plus Bond Fund (the “Fund”) is presented in this book. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each of the Funds.

The investment objective of the Fund is to seek total return. The Fund offers Class I, Class N and Class R6 shares.

2. Significant Accounting Policies

The Fund is an investment company and applies specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Fund’s prime brokers and counterparties. The Fund is subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Fund.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. Dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Fund does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statement of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Fund is charged for those expenses that are directly attributable to the Fund. Trust level expenses are allocated among the Funds on the ratio of average net assets or other reasonable methodology.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of

AQR Funds	Annual Report	September 2019

24

Notes to Financial Statements	September 30, 2019

capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

Federal Income Taxes: The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Fund has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Fund for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September 30, 2019, the Fund had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distribution from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by the Fund at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and has been recorded to paid in capital.

Indemnification: In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

3. Securities and Other Investments

Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Fund on the Schedule of Investments. Section 2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

Additionally, the Fund may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. The LPCI Fund may be considered an affiliated person of the Fund in the Trust. However, the Fund does not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedule of Investments, if applicable.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

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Notes to Financial Statements	September 30, 2019

Futures Contracts: The Fund invests in futures contracts as part of its primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not receive the return of the entire margin owed to the Fund, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statement of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statement of Operations. The use of long futures contracts subjects the Fund to risk of loss in excess of the variation margin on the Statement of Assets and Liabilities. The use of short futures contracts subjects the Fund to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after Schedule of Investments.

Forward Foreign Currency Exchange Contracts: The Fund buys and sells forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed the amounts recognized on the Statement of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after Schedule of Investments.

Swap Contracts: The Fund engages in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedule of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statement of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statement of Operations. The Fund’s use of swap contracts create additional risks beyond those that would exist if the Fund invested in the underlying positions directly.

Credit Default Swap Contracts: The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statement of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

Interest Rate Swaps: The Fund enters into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap

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Notes to Financial Statements	September 30, 2019

agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Fund are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statement of Operations. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

Delayed Delivery Securities: During the period, the Fund transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Fund identified securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.

To-Be-Announced Commitments: The Fund may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made, however delivered securities must meet specified terms, including issuer, rate and mortgage terms. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i) taking or making delivery of mortgage pools/securities; or ii) pairing-off with an offsetting trade for cash settlement.

Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Fund is subject to this risk whether or not the Fund takes delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.

Securities Lending: The Fund may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The Fund may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses.

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. If, despite such efforts by the lending agent to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, the lending agent indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Fund and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statement of Assets and Liabilities.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The balance of securities on loan at period end, if any, is disclosed in the footnotes to the Schedule of Investments. The fair value of the Fund’s investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statement of Assets and Liabilities.

Master Agreements: The Fund is party to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a

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Notes to Financial Statements	September 30, 2019

counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Fund counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Fund and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Fund is required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statement of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Fund and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral pledged by the Fund for OTC derivatives pursuant to Master Agreements is segregated by the Fund’s custodian and identified as an asset in the Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of the Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statement of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting agreements on the Statement of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Fund’s shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Fund’s Board of Trustees (the “Board”).

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Notes to Financial Statements	September 30, 2019

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Fund’s investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Fund’s Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of Fund investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Fund to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Fund may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent

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Notes to Financial Statements	September 30, 2019

rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following table represents the Fund’s valuations inputs as presented on the Schedule of Investments:

AQR CORE PLUS BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Corporate Bonds	$—	$28,664,189	$—	$28,664,189
Foreign Government Securities	—	23,871,756	—	23,871,756
Mortgage-Backed Securities	—	35,554,907	—	35,554,907
U.S. Treasury Obligations	—	38,585,900	—	38,585,900
Short-Term Investments	18,758,164	—	—	18,758,164
Futures Contracts*	69,020	—	—	69,020
Forward Foreign Currency Exchange Contracts*	—	580,093	—	580,093
Interest Rate Swap Contracts*	—	1,848,345	—	1,848,345
Credit Default Swap Contracts*	—	650,551	—	650,551

Total Assets	$18,827,184	$129,755,741	$—	$148,582,925

LIABILITIES
TBA Sale Commitments (Sold Short)	$—	$(1,762,166)	$—	$(1,762,166)
Futures Contracts*	(55,743)	—	—	(55,743)
Forward Foreign Currency Exchange Contracts*	—	(195,270)	—	(195,270)
Interest Rate Swap Contracts*	—	(2,256,833)	—	(2,256,833)
Credit Default Swap Contracts*	—	(133,069)	—	(133,069)

Total Liabilities	$(55,743)	$(4,347,338)	$—	$(4,403,081)

*	Derivative instruments, including futures and forward foreign currency exchange, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.

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Notes to Financial Statements	September 30, 2019

During the period ended September 30, 2019, there were no transfers to or from Level 3. There were no Level 3 securities held at period end.

5. Federal Income Tax Matters

At September 30, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Core Plus Bond Fund	$140,759,795	$4,742,208	$(1,322,159)	$3,420,049

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of certain swap contracts.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR TAX BASIS CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Core Plus Bond Fund	$1,165,002	$—	$3,242,986	$—	$(1,439)	$4,406,549

The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sale loss deferrals, and other book and tax differences including, mark to market on forward foreign exchange contracts, mark to market on regulated futures contracts, straddle loss deferrals, CPDI accrued income, income on certain swaps, and capital loss carryforwards.

As of September 30, 2019, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
AQR Core Plus Bond Fund	$54,217	$(54,217)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to certain non deductible expenses. The result of operations and net assets were not affected by the reclassifications.

The tax character of distributions paid during the fiscal year-ends or period September 30, 2019 and September 30, 2018 were as follows:

	SEPTEMBER 30, 2019		SEPTEMBER 30, 2018

FUND	ORDINARY INCOME	CAPITAL GAINS	ORDINARY INCOME	CAPITAL GAINS
AQR Core Plus Bond Fund	$3,836,199	$—	$1,220,691	$—

During the year ended September 30, 2019, the Fund utilized capital loss carryforwards in the amounts listed below:

FUND	SHORT-TERM	LONG-TERM
AQR Core Plus Bond Fund	$593,438	$123,149

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Notes to Financial Statements	September 30, 2019

6. Investment Transactions

During the year ended September 30, 2019, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Core Plus Bond Fund	$741,090,609	$736,867,405	$511,329,104	$509,927,647

During the year ended September 30, 2019, the Fund had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Core Plus Bond Fund	$150,576,825	$149,844,455	$—	$—

7. Derivative Instruments and Activities

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Fund derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. All derivative instruments held by the Fund were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Fund, by primary underlying risk and contract type, as included in the Statement of Assets and Liabilities at September 30, 2019.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE**	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE**	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	$—	$—	$580,093	$—	$—	$195,270

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	69,020	1,848,345	—	55,743	2,256,833	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	650,551	—	—	133,069	—

Net Fair Value of Derivative Contracts:
AQR Core Plus Bond Fund	13,277	108,994	384,823	—	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

AQR Funds	Annual Report	September 2019

32

Notes to Financial Statements	September 30, 2019

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2019:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS

Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	$—	$—	$1,371,506	$—	$—	$414,005

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	(1,279,947)	(336,964)	—	(120,212)	(5,148)	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	34,049	—	—	15,334	—

The following table presents the Fund’s gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of September 30, 2019:

AQR CORE PLUS BOND FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$290,057	$(97,631)	$192,426	$—	$(192,426)	$—
JPMC	Forward Foreign Currency Exchange Contracts	290,036	(97,639)	192,397	—	—	192,397
Total financial instruments subject to a master netting arrangement or similar arrangement		580,093	(195,270)	384,823	—	(192,426)	192,397

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$97,631	$(97,631)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	97,639	(97,639)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		195,270	(195,270)	—	—	—	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 56,574 and total additional collateral pledged was $ 523,971.

AQR Funds	Annual Report	September 2019

33

Notes to Financial Statements	September 30, 2019

For the year ended September 30, 2019, the quarterly average notional values of the derivatives held by the Fund were as follows:

Derivatives Volume Disclosure*

AQR CORE PLUS BOND FUND
Futures Contracts:
Average Notional Balance—Long	$10,471,022
Average Notional Balance—Short	21,965,638
Ending Notional Balance—Long	6,358,683
Ending Notional Balance—Short	17,482,358
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	20,502,473
Average Settlement Value—Sold	43,405,134
Ending Value—Purchased	19,441,431
Ending Value—Sold	38,506,875
Credit Default Swaps:
Average Notional Balance—Buy Protection	13,118,000
Average Notional Balance—Sell Protection	8,680,000
Ending Notional Balance—Buy Protection	12,880,000
Ending Notional Balance—Sell Protection	8,170,000
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed Rate	149,961,290
Average Notional Balance—Receives Fixed Rate	213,784,341
Ending Notional Balance—Pays Fixed Rate	216,475,868
Ending Notional Balance—Receives Fixed Rate	252,897,253

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to the Fund, pursuant to the Investment Management Agreement II, dated November 13, 2015, as amended, entered into by the Trust, on behalf of the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, and manages the Fund investments in accordance with the Fund stated policies. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions, subject to its obligation to seek best execution, and also provides certain other administrative services to the Fund. The Adviser provides persons satisfactory to the Fund’s Board to serve as officers of the Fund.

Pursuant to the Advisory Agreement, the Fund currently pays the Investment Advisory fee at an annual rate of 0.32% calculated on the average daily net assets.

The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of the Fund at least through January 28, 2020 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to reimburse the Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Core Plus Bond Fund	0.15%	0.15%	0.05%

Prior to January 29, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of the Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Core Plus Bond Fund	0.47%	0.72%	0.37%

AQR Funds	Annual Report	September 2019

34

Notes to Financial Statements	September 30, 2019

For the year ended September 30, 2019 the Fund’s Adviser waived fees and/or reimbursed expenses for the Fund as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Core Plus Bond Fund	$70,747	$197,975	$268,722

The Trust, in turn, agreed that the Fund will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to the Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

For the year ended September 30, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at September 30, 2019 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30,	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30,	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30

	2019	2019	2020	2021	2022

AQR CORE PLUS BOND FUND
Class I	$20,579	$24,205	$—	$3,626	$20,579
Class N	1,908	2,510	—	602	1,908
Class R6	246,235	357,619	—	111,384	246,235

Totals	$268,722	$384,334	$—	$115,612	$268,722

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Fund. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Fund.

10. Principal Risks and Concentrations

The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate and foreign currency risks.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

AQR Funds	Annual Report	September 2019

35

Notes to Financial Statements	September 30, 2019

Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investment in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

In addition, the Fund may be exposed to the risk that one or more securities in the Fund portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Fund may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such the Fund has credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund net asset value or dividends. The Fund minimizes credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Fund when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Fund may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Fund’s exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statement of Assets and Liabilities. The counterparties to the Fund’s derivative investments may include affiliates of the Fund’s clearing brokers and other major financial institutions. While the Fund uses multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Fund minimizes counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Fund may enter into agreements with the certain counterparties for derivative transactions. A Fund’s Master Agreement contains provisions that require Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Fund, at times, utilizes substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Fund borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Unfavorable economic conditions also could

AQR Funds	Annual Report	September 2019

36

Notes to Financial Statements	September 30, 2019

increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the Fund’s best interest to do so.

Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Periodically, the Fund may be a party to legal actions arising in the ordinary course of business. The Fund is currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Fund’s prospectuses for a more complete description of the principal risks of investing in the Fund.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with Fund’s investment objective and investment policies. This program allows the Fund to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

The Fund is not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in the Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Fund did not utilize the Interfund Lending Program.

12. Line of Credit

Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

There were no open borrowings as of September 30, 2019 by any of the Funds in the Trust. The Fund did not have any borrowings for the year ended September 30, 2019.

AQR Funds	Annual Report	September 2019

37

Notes to Financial Statements	September 30, 2019

13. Principal Ownership

As of September 30, 2019, the Fund had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Core Plus Bond Fund*	4	91.47%

*	The percentage held by the Adviser and/or affiliates is 83.07% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. New Accounting Pronouncements and Regulations

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has determined that the adoption of ASU 2017-08 did not have a material impact on the financial statements.

15. Subsequent Events

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events.

AQR Funds	Annual Report	September 2019

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AQR Funds and Shareholders of AQR Core Plus Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AQR Core Plus Bond Fund (the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019 and the statement of changes in net assets and the financial highlights for the year ended September 30, 2019 and for the period April 5, 2018 (commencement of operations) through September 30, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year ended September 30, 2019, and the changes in its net assets and the financial highlights for the year ended September 30, 2019 and for the period April 5, 2018 (commencement of operations) through September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 22, 2019

We have served as the auditor of one or more investment companies in AQR Funds since 2008.

AQR Funds	Annual Report	September 2019

39

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 09/30/19” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/19

AQR Core Plus Bond Fund

Class I
Actual Return	$1,000.00	$1,047.10	0.44%	$2.26
Hypothetical Return	$1,000.00	$1,022.86	0.44%	$2.23

Class N
Actual Return	$1,000.00	$1,045.90	0.67%	$3.44
Hypothetical Return	$1,000.00	$1,021.71	0.67%	$3.40

Class R6
Actual Return	$1,000.00	$1,047.40	0.38%	$1.95
Hypothetical Return	$1,000.00	$1,023.16	0.38%	$1.93

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2019

40

Trustees and Officers (Unaudited)	September 30, 2019

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010; Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009- 2010) (financial services)	49	Janus Capital Group (2008-2016)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	49	Nuveen Exchange Traded Commodities Funds (2012-2016)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Consultant, Atwell Partners, LLC (since 2012) (consulting); President (Cigna International), Cigna Corp. (2008-2012) (insurance)	49	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	49	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	49	Biogen Inc. (since 2008); Arch Capital Group (since 2010); Bioverativ Inc. (2017- 2018); BG Medicine (2012-2015)

Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004- 2013)	49	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	49	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	49	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

AQR Funds	Annual Report	September 2019

41

Trustees and Officers (Unaudited)	September 30, 2019

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)

William J. Fenrich, J.D., 1969	Vice President, since 2018	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 2017); Managing Director and Chief Compliance Officer, Morgan Stanley (2016-2017); Managing Director and Chief Counsel, Morgan Stanley (2014- 2016); General Counsel and Chief Operating Officer, PointState Capital (2010-2014)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002-2015)	N/A	N/A

John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

1	Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
2	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

AQR Funds	Annual Report	September 2019

42

Board Approval of Investment Advisory Agreements (Unaudited)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds met in person on May 9, 2019 to consider the continuation of the Investment Management Agreement II, as amended, between AQR Capital Management, LLC (“AQR” or the “Adviser”) and the AQR Funds on behalf of the AQR Core Plus Bond Fund (the “Fund”) and certain other AQR Funds (“Management Agreement”).

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on April 29, 2019 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on May 9, 2019, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided or to be provided, as applicable, to the Fund; (ii) performance information for the Fund relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) and Broadridge relating to the Fund’s fees and expenses and performance relative to peers; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Fund; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.

At the in-person meeting held on May 9, 2019, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for the Fund. In approving the continuation of the Management Agreement for the Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided or to be provided, as applicable, by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided, and profits realized or expected to be realized, as applicable, by the Adviser from the relationship with the Fund and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.

The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Fund’s portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for the Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Fund under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Fund’s stated investment objectives, strategies and processes. In connection with the investment advisory services provided or to be provided, as applicable, to the Fund, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of the Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Fund. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Fund’s investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Fund, the Board Members considered that AQR also provides shareholder and administrative services, oversight of Fund accounting, risk management, compliance oversight, oversight of third party service providers and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Fund by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Fund over time.

Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Fund by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Fund and the Adviser’s Portfolio Management. The Board considered the investment performance of the Fund. In particular, the Independent Board Members considered the investment performance of the Fund relative to its stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Fund relative to funds identified by Morningstar as its peers. Based on these factors, the Board Members determined that the performance of the Fund is consistent with its stated objectives and strategies and AQR’s investment process.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Fund. The Board, including the Independent Board Members, received information regarding the management fees paid or to be paid, as applicable, by the Fund to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Fund and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors. To assist in this analysis, the Board received a report independently prepared by Broadridge (the

AQR Funds	Annual Report	September 2019

43

Board Approval of Investment Advisory Agreements (Unaudited)

“Broadridge Report”). The Broadridge Report showed comparative fee information for the Fund’s Broadridge category, including expense comparisons of contractual investment management fees and actual net expenses. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to activities related to the Fund. The Adviser provided the Board Members a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Fund and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s profitability was not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Fund grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding the Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for the Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of operating the Fund without management fee breakpoints. The Board recognized that economies were also being shared or were expected to be shared, as applicable, through the expense limitation agreements for the Fund. The Board noted that, under the Management Agreement, the Fund has no breakpoints in its management fee that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Fund in areas such as compliance, portfolio management, technology and administration. AQR advised that its growth as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it currently intends to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Fund, both tangible and intangible, noting that no payments are received by the Adviser from the Fund beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. The Adviser may also obtain economic benefit from its sponsorship/management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided or to be provided, as applicable, by the Adviser to the Fund, as well as the costs incurred or expected to be incurred, as applicable, and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size or of an anticipated size, as applicable. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to the Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Annual Report	September 2019

44

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

a).

As of the end of the period, September 30, 2019, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).

b).	Not Applicable.

c).	There has been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2019 (“Reporting Period”).

d).	Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

e).	Not Applicable.

f).	Attached.

Item 3. Audit Committee Financial Expert.

a).

The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2018 and September 30, 2019 were:

	2018	2019
Audit Fees (a)	$900,111	$872,237
Audit Related Fees (b)	$8,000	-
Tax Fees (c)	$452,479	$437,858
All Other Fees (d)	$450	$675
Total:	$1,361,040	$1,310,770

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)

Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s September 30, 2018 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2018 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement. There were no audit-related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2019.

(c)

Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)

Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)

Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2018 and September 30, 2019: $4,700 and $1,350, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Timothy K. Armour, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(a)(4)	Change in the Registrant’s independent public accountant – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
-----------------------------------
Marco Hanig,
Principal Executive Officer
November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
-----------------------------------
Marco Hanig,
Principal Executive Officer
November 29, 2019

By: /s/ Heather Bonner
-----------------------------------
Heather Bonner,
Principal Financial Officer
November 29, 2019